                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-6067
                                                     ---------

                       DIMENSIONAL INVESTMENT GROUP INC.
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------

  (Address of principal executive offices). (Zip code).

          Catherine L. Newell, Esquire, Vice President and Secretary
                      Dimensional Investment Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 512-306-7400

Date of fiscal year end:   October 31

Date of reporting period:  November 1, 2010 - April 30, 2011

ITEM 1.   REPORTS TO STOCKHOLDERS.

 LOGO

SEMI-ANNUAL REPORT
----------------------------------
six months ended: April 30, 2011 (Unaudited)

DFA Investment Dimensions Group Inc.

Dimensional Investment Group Inc.

The DFA Investment Trust Company

Dimensional Emerging Markets Value Fund

 LOGO

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2011

Dear Fellow Shareholder,

We recently celebrated Dimensional's thirtieth anniversary. The firm has developed in ways we never could have predicted. Our success owes a lot to our clients, especially those we've had a long relationship with. We are proud that these relationships have been beneficial for our clients and for Dimensional.

Thirty years of growth has brought many changes. But some things haven't changed, and these have been a key to our success. We have always acted in the best interests of clients and strived to earn and maintain trust by doing what we say we are going to do. We have always worked hard to demonstrate the validity of our ideas. We never try to predict how much money our clients could make, but we have always worked to deliver a good investment experience. We continue to believe strongly in the principles of diversification and discipline. We've been fortunate to find clients sharing that belief and helping us grow into the firm we are now.

Sincerely,

 LOGO

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                          Page
                                                                          ----
 Letter to Shareholders
 Definitions of Abbreviations and Footnotes..............................   1
 DFA Investment Dimensions Group Inc.
    Disclosure of Fund Expenses..........................................   3
    Disclosure of Portfolio Holdings.....................................   8
    Schedules of Investments/Summary Schedules of Portfolio Holdings.....
        Enhanced U.S. Large Company Portfolio............................  11
        U.S. Large Cap Value Portfolio...................................  15
        U.S. Targeted Value Portfolio....................................  16
        U.S. Small Cap Value Portfolio...................................  19
        U.S. Core Equity 1 Portfolio.....................................  22
        U.S. Core Equity 2 Portfolio.....................................  25
        U.S. Vector Equity Portfolio.....................................  28
        U.S. Small Cap Portfolio.........................................  31
        U.S. Micro Cap Portfolio.........................................  34
        DFA Real Estate Securities Portfolio.............................  37
        Large Cap International Portfolio................................  39
        International Core Equity Portfolio..............................  43
        International Small Company Portfolio............................  48
        Japanese Small Company Portfolio.................................  49
        Asia Pacific Small Company Portfolio.............................  49
        United Kingdom Small Company Portfolio...........................  50
        Continental Small Company Portfolio..............................  50
        DFA International Real Estate Securities Portfolio...............  51
        DFA Global Real Estate Securities Portfolio......................  55
        DFA International Small Cap Value Portfolio......................  56
        International Vector Equity Portfolio............................  61
        World ex U.S. Value Portfolio....................................  66
        Emerging Markets Portfolio.......................................  67
        Emerging Markets Small Cap Portfolio.............................  67
        Emerging Markets Value Portfolio.................................  68
        Emerging Markets Core Equity Portfolio...........................  69
    Statements of Assets and Liabilities.................................  74
    Statements of Operations.............................................  81
    Statements of Changes in Net Assets..................................  88
    Financial Highlights.................................................  97
    Notes to Financial Statements........................................ 113
 DFA Investment Dimensions Group Inc. - DFA Commodity Strategy Portfolio
    Disclosure of Fund Expenses.......................................... 140
    Disclosure of Portfolio Holdings..................................... 141
    Schedule of Investments..............................................
    Statement of Assets and Liabilities.................................. 148
    Statement of Operations.............................................. 149
    Statement of Changes in Net Assets................................... 150
    Financial Highlights................................................. 151
    Notes to Financial Statements........................................ 152

Table of Contents
Continued

                                                                        Page
                                                                        ----
   Dimensional Investment Group Inc.
      Disclosure of Fund Expenses...................................... 162
      Disclosure of Portfolio Holdings................................. 164
      Schedule of Investments/Summary Schedule of Portfolio Holdings...
          DFA International Value Portfolio............................ 165
          U.S. Large Company Portfolio................................. 166
      Statements of Assets and Liabilities............................. 169
      Statements of Operations......................................... 170
      Statements of Changes in Net Assets.............................. 171
      Financial Highlights............................................. 172
      Notes to Financial Statements.................................... 174
   The DFA Investment Trust Company
      Disclosure of Fund Expenses...................................... 186
      Disclosure of Portfolio Holdings................................. 188
      Schedules of Investments/Summary Schedules of Portfolio Holdings.
          The U.S. Large Cap Value Series.............................. 190
          The DFA International Value Series........................... 193
          The Japanese Small Company Series............................ 197
          The Asia Pacific Small Company Series........................ 200
          The United Kingdom Small Company Series...................... 203
          The Continental Small Company Series......................... 206
          The Canadian Small Company Series............................ 210
          The Emerging Markets Series.................................. 213
          The Emerging Markets Small Cap Series........................ 217
      Statements of Assets and Liabilities............................. 221
      Statements of Operations......................................... 223
      Statements of Changes in Net Assets.............................. 225
      Financial Highlights............................................. 228
      Notes to Financial Statements.................................... 233
   Dimensional Emerging Markets Value Fund
      Disclosure of Fund Expenses...................................... 243
      Disclosure of Portfolio Holdings................................. 244
      Summary Schedule of Portfolio Holdings........................... 245
      Statement of Assets and Liabilities.............................. 249
      Statement of Operations.......................................... 250
      Statements of Changes in Net Assets.............................. 251
      Financial Highlights............................................. 252
      Notes to Financial Statements.................................... 253
   Voting Proxies on Fund Portfolio Securities                          261
   Board Approval of Investment Advisory Agreements                     262

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
                 ADR       American Depositary Receipt
                 FNMA      Federal National Mortgage Association
                 GDR       Global Depositary Receipt
                 P.L.C.    Public Limited Company
                 REIT      Real Estate Investment Trust
                 SPDR      Standard & Poor's Depository Receipts

               Investment Footnotes
                 +         See Note B to Financial Statements.
                 ++        Securities have generally been fair
                           valued. See Note B to Financial
                           Statements.
                 **        Calculated as a percentage of total
                           net assets. Percentages shown
                           parenthetically next to the category
                           headings have been calculated as a
                           percentage of total investments.
                           "Other Securities" are those
                           securities that are not among the top
                           50 holdings of the Fund or do not
                           represent more than 1.0% of the net
                           assets of the Fund. Some of the
                           individual securities within this
                           category may Include Total or Partial
                           Securities on Loan and/or Non-Income
                           Producing Securities.
                 *         Non-Income Producing Securities.
                 #         Total or Partial Securities on Loan.
                 ^         Denominated in local currency or the
                           Euro, unless otherwise noted.
                 @         Security purchased with cash proceeds
                           from Securities on Loan.
                 (r)       The adjustable rate shown is
                           effective as of April 30, 2011.
                 (y)       The rate shown is the effective yield.
                 (g)       Face Amount denominated in British
                           Pounds.
                 (c)       Face Amount denominated in Canadian
                           Dollars.
                 (e)       Face Amount denominated in Euro.
                 (u)       Face Amount denominated in United
                           States Dollars.
                 ^^        Security segregated as collateral for
                           the Open Futures Contracts.
                 @@        Security segregated as collateral for
                           Swap Agreements.
                 (S)       Affiliated Fund.
                 ##        Par amount of collateral is a part of
                           a pooled collateral facility. Value
                           is indicative of the value allocated
                           to this Fund/Portfolio/Series as a
                           part of this facility.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

Financial Highlights
  (A)    Computed using average shares outstanding.
  (B)    Annualized
  (C)    Non-Annualized
  (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s).
  (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

     All Statements, Schedules and Notes to Financial Statements
       --     Amounts designated as -- are either zero or rounded to zero.
       RIC    Registered Investment Company
       SEC    Securities and Exchange Commission
       (a)    Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you Incur ongoing costs, which Include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross Income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2011

 EXPENSE TABLES
                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/10  04/30/11    Ratio*   Period*
 -                                      --------- --------- ---------- --------
 Enhanced U.S. Large Company Portfolio
 Actual Fund Return....................
  Institutional Class Shares........... $1,000.00 $1,163.95    0.27%    $1.45
 Hypothetical 5% Annual Return.........
  Institutional Class Shares........... $1,000.00 $1,023.46    0.27%    $1.35

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     Beginning  Ending              Expenses
                                      Account  Account   Annualized   Paid
                                       Value    Value     Expense    During
                                     11/01/10  04/30/11    Ratio*   Period*
   -                                 --------- --------- ---------- --------
   U.S. Large Cap Value Portfolio**
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,219.97    0.28%    $1.54
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,023.41    0.28%    $1.40

   U.S. Targeted Value Portfolio
   Actual Fund Return...............
    Class R1 Shares................. $1,000.00 $1,247.72    0.48%    $2.68
    Class R2 Shares................. $1,000.00 $1,245.48    0.63%    $3.51
    Institutional Class Shares...... $1,000.00 $1,247.39    0.38%    $2.12
   Hypothetical 5% Annual Return....
    Class R1 Shares................. $1,000.00 $1,022.41    0.48%    $2.41
    Class R2 Shares................. $1,000.00 $1,021.67    0.63%    $3.16
    Institutional Class Shares...... $1,000.00 $1,022.91    0.38%    $1.91

   U.S. Small Cap Value Portfolio
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,256.78    0.52%    $2.91
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. Core Equity 1 Portfolio
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,196.52    0.19%    $1.03
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,023.85    0.19%    $0.95

   U.S. Core Equity 2 Portfolio
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,208.62    0.22%    $1.20
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,023.70    0.22%    $1.10

   U.S. Vector Equity Portfolio
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,229.14    0.33%    $1.82
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,023.16    0.33%    $1.66

   U.S. Small Cap Portfolio
   Actual Fund Return...............
    Institutional Class Shares...... $1,000.00 $1,252.58    0.38%    $2.12
   Hypothetical 5% Annual Return....
    Institutional Class Shares...... $1,000.00 $1,022.91    0.38%    $1.91

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          Beginning  Ending              Expenses
                                           Account  Account   Annualized   Paid
                                            Value    Value     Expense    During
                                          11/01/10  04/30/11    Ratio*   Period*
-                                         --------- --------- ---------- --------
U.S. Micro Cap Portfolio
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,239.93    0.53%    $2.94
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,022.17    0.53%    $2.66

DFA Real Estate Securities Portfolio
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,156.94    0.33%    $1.76
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,023.16    0.33%    $1.66

Large Cap International Portfolio
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,134.15    0.29%    $1.53
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,023.36    0.29%    $1.45

International Core Equity Portfolio
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,155.09    0.39%    $2.08
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,022.86    0.39%    $1.96

International Small Company Portfolio***
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,176.36    0.55%    $2.97
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,022.07    0.55%    $2.76

Japanese Small Company Portfolio**
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,116.22    0.57%    $2.99
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,021.97    0.57%    $2.86

Asia Pacific Small Company Portfolio**
Actual Fund Return.......................
 Institutional Class Shares.............. $1,000.00 $1,133.94    0.60%    $3.17
Hypothetical 5% Annual Return............
 Institutional Class Shares.............. $1,000.00 $1,021.82    0.60%    $3.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    Beginning  Ending              Expenses
                                                     Account  Account   Annualized   Paid
                                                      Value    Value     Expense    During
                                                    11/01/10  04/30/11    Ratio*   Period*
-                                                   --------- --------- ---------- --------
United Kingdom Small Company Portfolio**
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,167.63    0.59%    $3.17
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,021.87    0.59%    $2.96

Continental Small Company Portfolio**
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,200.97    0.58%    $3.17
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,021.92    0.58%    $2.91

DFA International Real Estate Securities Portfolio
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,135.92    0.42%    $2.22
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,022.71    0.42%    $2.11

DFA Global Real Estate Securities Portfolio***
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,148.29    0.41%    $2.18
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,022.76    0.41%    $2.06

DFA International Small Cap Value Portfolio
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,201.65    0.70%    $3.82
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,021.32    0.70%    $3.51

International Vector Equity Portfolio
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,168.28    0.53%    $2.85
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,022.17    0.53%    $2.66

World ex U.S. Value Portfolio***
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,136.48    0.60%    $3.18
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,021.82    0.60%    $3.01

Emerging Markets Portfolio**
Actual Fund Return.................................
 Institutional Class Shares........................ $1,000.00 $1,115.34    0.60%    $3.15
Hypothetical 5% Annual Return......................
 Institutional Class Shares........................ $1,000.00 $1,021.82    0.60%    $3.01

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/10  04/30/11    Ratio*   Period*
-                                       --------- --------- ---------- --------
Emerging Markets Small Cap Portfolio**
Actual Fund Return.....................
 Institutional Class Shares............ $1,000.00 $1,062.08    0.76%    $3.89
Hypothetical 5% Annual Return..........
 Institutional Class Shares............ $1,000.00 $1,021.03    0.76%    $3.81

Emerging Markets Value Portfolio**
Actual Fund Return.....................
 Class R2 Shares....................... $1,000.00 $1,089.27    0.85%    $4.40
 Institutional Class Shares............ $1,000.00 $1,093.01    0.59%    $3.06
Hypothetical 5% Annual Return..........
 Class R2 Shares....................... $1,000.00 $1,020.58    0.85%    $4.26
 Institutional Class Shares............ $1,000.00 $1,021.87    0.59%    $2.96

Emerging Markets Core Equity Portfolio
Actual Fund Return.....................
 Institutional Class Shares............ $1,000.00 $1,092.35    0.65%    $3.37
Hypothetical 5% Annual Return..........
 Institutional Class Shares............ $1,000.00 $1,021.57    0.65%    $3.26

--------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

***The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

                                             Affiliated Investment Companies
-                                            -------------------------------
U.S. Large Cap Value Portfolio..............              100.0%
Japanese Small Company Portfolio............              100.0%
Asia Pacific Small Company Portfolio........              100.0%
United Kingdom Small Company Portfolio......              100.0%
Continental Small Company Portfolio.........              100.0%
Emerging Markets Portfolio..................              100.0%
Emerging Markets Small Cap Portfolio........              100.0%
Emerging Markets Value Portfolio............              100.0%

FUND OF FUNDS

International Small Company Portfolio.......              100.0%
DFA Global Real Estate Securities Portfolio.              100.0%
World ex U.S. Value Portfolio...............              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                           FIXED INCOME PORTFOLIO

                           Enhanced U.S. Large Company Portfolio
                           Corporate................  24.6%
                           Government...............  15.9%
                           Foreign Corporate........  18.5%
                           Foreign Government.......  33.6%
                           Supranational............   7.4%
                                                        ------
                                                     100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        U.S. Targeted Value Portfolio
                     Consumer Discretionary........  15.7%
                     Consumer Staples..............   3.9%
                     Energy........................  11.8%
                     Financials....................  22.3%
                     Health Care...................   7.2%
                     Industrials...................  15.8%
                     Information Technology........  13.9%
                     Materials.....................   7.7%
                     Other.........................     --
                     Real Estate Investment Trusts.     --
                     Telecommunication Services....   1.3%
                     Utilities.....................   0.4%
                                                    ------
                                                    100.0%

                        U.S. Small Cap Value Portfolio
                     Consumer Discretionary........  17.2%
                     Consumer Staples..............   3.0%
                     Energy........................  10.7%
                     Financials....................  20.4%
                     Health Care...................   6.5%
                     Industrials...................  18.9%
                     Information Technology........  14.9%
                     Materials.....................   7.8%
                     Other.........................     --
                     Real Estate Investment Trusts.     --
                     Telecommunication Services....   0.4%
                     Utilities.....................   0.2%
                                                    ------
                                                    100.0%

                         U.S. Core Equity 1 Portfolio
                       Consumer Discretionary.....  13.3%
                       Consumer Staples...........   7.6%
                       Energy.....................  11.2%
                       Financials.................  16.0%
                       Health Care................  10.8%
                       Industrials................  13.3%
                       Information Technology.....  16.5%
                       Materials..................   5.4%
                       Other......................     --
                       Telecommunication Services.   2.5%
                       Utilities..................   3.4%
                                                   ------
                                                   100.0%

                         U.S. Core Equity 2 Portfolio
                     Consumer Discretionary........  14.1%
                     Consumer Staples..............   6.3%
                     Energy........................  12.1%
                     Financials....................  18.3%
                     Health Care...................  10.2%
                     Industrials...................  14.1%
                     Information Technology........  14.0%
                     Materials.....................   5.5%
                     Other.........................     --
                     Real Estate Investment Trusts.     --
                     Telecommunication Services....   3.0%
                     Utilities.....................   2.4%
                                                    ------
                                                    100.0%

                           U.S. Micro Cap Portfolio
                     Consumer Discretionary........  15.3%
                     Consumer Staples..............   4.4%
                     Energy........................   5.1%
                     Financials....................  13.5%
                     Health Care...................  12.6%
                     Industrials...................  18.5%
                     Information Technology........  22.6%
                     Materials.....................   5.1%
                     Other.........................     --
                     Telecommunication Services....   1.4%
                     Utilities.....................   1.5%
                                                    ------
                                                    100.0%

                         U.S. Vector Equity Portfolio
                     Consumer Discretionary........  15.0%
                     Consumer Staples..............   5.1%
                     Energy........................  11.2%
                     Financials....................  23.5%
                     Health Care...................   8.4%
                     Industrials...................  14.1%
                     Information Technology........  12.9%
                     Materials.....................   5.9%
                     Other.........................     --
                     Telecommunication Services....   2.5%
                     Utilities.....................   1.4%
                                                    ------
                                                    100.0%

                     DFA Real Estate Securities Portfolio
                     Real Estate Investment Trusts. 100.0%
                                                    ------
                                                    100.0%

                           U.S. Small Cap Portfolio
                     Consumer Discretionary........  16.5%
                     Consumer Staples..............   3.6%
                     Energy........................   6.7%
                     Financials....................  13.2%
                     Health Care...................  10.6%
                     Industrials...................  18.3%
                     Information Technology........  21.4%
                     Materials.....................   6.0%
                     Other.........................     --
                     Telecommunication Services....   1.0%
                     Utilities.....................   2.7%
                                                    ------
                                                    100.0%

                      Large Cap International Portfolio
                     Consumer Discretionary........   9.6%
                     Consumer Staples..............   9.1%
                     Energy........................  10.2%
                     Financials....................  23.4%
                     Health Care...................   7.6%
                     Industrials...................  12.5%
                     Information Technology........   4.8%
                     Materials.....................  13.0%
                     Other.........................   0.1%
                     Real Estate Investment Trusts.     --
                     Telecommunication Services....   5.3%
                     Utilities.....................   4.4%
                                                    ------
                                                    100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                       International Core Equity Portfolio
                       Consumer Discretionary......  13.0%
                       Consumer Staples............   6.4%
                       Energy......................   9.8%
                       Financials..................  24.3%
                       Health Care.................   4.4%
                       Industrials.................  16.6%
                       Information Technology......   5.7%
                       Materials...................  13.8%
                       Other.......................     --
                       Real Estate Investment
                        Trusts.....................     --
                       Telecommunication Services..   3.0%
                       Utilities...................   3.0%
                                                    ------
                                                    100.0%


                         DFA International Real Estate Securities
                               Portfolio
                         Financials...................   0.2%
                         Other........................   0.1%
                         Real Estate Investment
                          Trusts......................  99.7%
                                                         ------
                                                       100.0%


                     DFA International Small Cap Value Portfolio
                     Consumer Discretionary............  19.8%
                     Consumer Staples..................   5.0%
                     Energy............................   6.9%
                     Financials........................  17.2%
                     Health Care.......................   1.8%
                     Industrials.......................  23.7%
                     Information Technology............   5.1%
                     Materials.........................  19.6%
                     Other.............................     --
                     Real Estate Investment Trusts.....   0.1%
                     Telecommunication Services........   0.4%
                     Utilities.........................   0.4%
                                                         ------
                                                        100.0%

                       International Vector Equity Portfolio
                       Consumer Discretionary.......  14.8%
                       Consumer Staples.............   5.3%
                       Energy.......................   8.5%
                       Financials...................  22.8%
                       Health Care..................   4.0%
                       Industrials..................  18.7%
                       Information Technology.......   6.4%
                       Materials....................  15.5%
                       Other........................     --
                       Real Estate Investment
                        Trusts......................     --
                       Telecommunication Services...   2.2%
                       Utilities....................   1.8%
                                                      ------
                                                     100.0%

                       Emerging Markets Core Equity Portfolio
                       Consumer Discretionary........   9.9%
                       Consumer Staples..............   7.2%
                       Energy........................  11.5%
                       Financials....................  23.0%
                       Health Care...................   1.8%
                       Industrials...................  10.8%
                       Information Technology........  10.7%
                       Materials.....................  16.3%
                       Other.........................     --
                       Real Estate Investment
                        Trusts.......................   0.1%
                       Telecommunication Services....   5.1%
                       Utilities.....................   3.6%
                                                       ------
                                                      100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                 Face
                                                Amount^       Value+
                                                -------       -----

                                                 (000)
         BONDS -- (74.5%)
         AUSTRALIA -- (0.4%)
         BHP Billiton Finance USA, Ltd.
         (u)4.800%, 04/15/13                       600   $   643,855
                                                         -----------

         AUSTRIA -- (4.3%)
         Asfinag
         (u)2.000%, 10/22/12                     3,650     3,728,431
         Oesterreichische Volksbanken AG
         (e)3.000%, 02/09/12                     1,600     2,388,063
         Oesterreichische Kontrollbank AG
         (u)4.750%, 10/16/12                     1,500     1,591,466
                                                         -----------

         TOTAL AUSTRIA.........................            7,707,960
                                                         -----------

         CANADA -- (16.5%)
         Alberta Capital Finance Authority
          5.850%, 06/01/12                      2,000      2,211,742
         Bank of Nova Scotia
         (u)2.250%, 01/22/13                     4,300     4,405,844
         British Columbia, Province of Canada
          5.500%, 04/24/13                      4,000      4,504,571
         Canada Mortgage & Housing Corp.
          5.500%, 06/01/12                      3,700      4,077,567
         Canadian Government Bond
          1.750%, 03/01/13                      3,800      4,019,690
         Canadian National Railway Co.
         (u)4.400%, 03/15/13                       600       637,882
         Canadian Natural Resources, Ltd.
         (u)5.150%, 02/01/13                       600       640,684
         Ontario, Province of Canada
          5.500%, 04/17/13                      4,000      4,483,336
         Toronto-Dominion Bank (The)
          4.854%, 02/13/13                      4,000      4,418,919
                                                         -----------

         TOTAL CANADA..........................           29,400,235
                                                         -----------

         DENMARK -- (3.9%)
         Denmark Government International Bond
         (u)1.875%, 03/16/12                     3,000     3,040,350
         FIH Erhvervsbank A.S.
         (u)2.450%, 08/17/12                     3,800     3,886,796
                                                         -----------

         TOTAL DENMARK.........................            6,927,146
                                                         -----------

                                               Face
                                              Amount^        Value+
                                              -------        -----

                                               (000)

         FINLAND -- (0.3%)
         Nordea Bank Finland P.L.C. Floating
          Rate Note
         (r)(u)0.791%, 02/07/13..............    500    $   501,225
                                                        -----------

         FRANCE -- (7.1%)
         Agence Francaise de Developpement
         (u)2.250%, 05/22/12                   2,500      2,538,745
         Caisse d'Amortissement de la Dette
          Sociale
         (u)2.250%, 07/06/12                   3,500      3,564,981
         (u)5.375%, 07/17/12                     500        529,309
         Societe Financement del'Economie
          Francaise
         (u)2.250%, 06/11/12                   1,500      1,529,319
         Total Capital SA
         (g)5.500%, 01/29/13                   2,500      4,439,729
                                                        -----------

         TOTAL FRANCE........................            12,602,083
                                                        -----------

         GERMANY -- (5.3%)
         Deutsche Bank AG
         (u)2.375%, 01/11/13                     600        612,533
         IKB Deutsche Industriebank AG
          2.875%, 01/27/12                    1,500       2,240,782
         Kreditanstalt fuer Wiederaufbau
         (u)2.250%, 04/16/12                   2,500      2,545,778
         Landeskreditbank Baden-Wuerttemberg
          Foerderbank
         (u)2.000%, 10/01/12                   4,000      4,076,252
                                                        -----------

         TOTAL GERMANY.......................             9,475,345
                                                        -----------

         JAPAN -- (3.7%)
         Development Bank of Japan
         (e)5.625%, 08/02/11                   1,500      2,241,711
         Japan Finance Corp.
         (u)2.000%, 06/24/11                   1,000      1,002,084
         (u)1.500%, 07/06/12                   2,000      2,009,442
         (u)2.125%, 11/05/12                   1,300      1,324,916
                                                        -----------

         TOTAL JAPAN.........................             6,578,153
                                                        -----------

         NETHERLANDS -- (3.2%)
         Bank Nederlandse Gemeenten
         (g)5.750%, 03/07/12                     521        902,767
         (u)1.875%, 03/01/13                   3,000      3,064,470

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                  Face
                                                 Amount^      Value+
           -                                     ------- -----------

                                                  (000)

           NETHERLANDS -- (Continued)
           Rabobank Nederland
           (u)3.000%, 09/18/12                    1,700  $ 1,747,071
                                                         -----------
           TOTAL NETHERLANDS....................           5,714,308
                                                         -----------

           SUPRANATIONAL ORGANIZATION
            OBLIGATIONS -- (6.8%)
           African Development Bank
           (c)4.850%, 07/24/12                    4,000    4,390,213
           Eurofima
           (u)5.125%, 08/02/12                    1,000    1,055,006
           (c)4.875%, 12/04/12                    2,500    2,750,190
           European Investment Bank
           (u)3.250%, 10/14/11                      800      810,726
           (u)4.625%, 03/21/12                    3,100    3,217,667
                                                         -----------

           TOTAL SUPRANATIONAL
            ORGANIZATION OBLIGATIONS                      12,223,802
                                                         -----------

           SWEDEN -- (1.5%)
           Kommuninvest I Sverige AB
           (u) 5.375%, 07/03/12                   2,600    2,746,325
                                                         -----------

           UNITED KINGDOM -- (2.4%)
           Barclays Bank P.L.C.
           (u)5.450%, 09/12/12                    4,000    4,239,548
                                                         -----------

           UNITED STATES -- (19.1%)
           American Express Bank FSB
            5.550%, 10/17/12                     $  600      636,443
           Anheuser-Busch Cos., Inc.
            4.375%, 01/15/13                        700      737,988
           AT&T, Inc.
            4.950%, 01/15/13                        600      639,010
           Avery Dennison Corp.
            4.875%, 01/15/13                        600      631,136
           Bank of New York Mellon Corp. (The)
            4.500%, 04/01/13                      3,000    3,204,939
           BlackRock, Inc.
            2.250%, 12/10/12                        600      613,124
           Caterpillar Financial Services Corp.
            2.000%, 04/05/13                        250      255,473
           CenterPoint Energy Resources Corp.
            7.875%, 04/01/13                        600      670,798

                                                    Face
                                                   Amount     Value+
           -                                       ------ ----------

                                                   (000)

           UNITED STATES -- (Continued)
           Citigroup, Inc.
            5.300%, 10/17/12                       $1,400 $1,478,494
           Comcast Cable Communications Holdings,
            Inc.
            8.375%, 03/15/13                          600    676,558
           Computer Sciences Corp.
            5.000%, 02/15/13                          600    634,669
           Dominion Resources, Inc.
            5.000%, 03/15/13                          600    642,203
           Dow Chemical Co. (The)
            6.000%, 10/01/12                          385    410,740
           Enterprise Products Operating LLC
            6.375%, 02/01/13                          664    717,921
           General Electric Capital Corp.
            6.000%, 06/15/12                          800    845,952
            2.800%, 01/08/13                        2,000  2,053,090
           General Electric Co.
            5.000%, 02/01/13                        1,500  1,601,370
           Goldman Sachs Group, Inc.(The)
            5.450%, 11/01/12                        1,360  1,444,879
           Hewlett-Packard Co.
            4.500%, 03/01/13                          600    639,841
           Historic TW, Inc.
            9.125%, 01/15/13                          600    675,243
           HSBC Finance Corp.
            6.375%, 11/27/12                          600    645,965
           John Deere Capital Corp.
            4.500%, 04/03/13                          700    746,941
           JPMorgan Chase & Co.
            5.375%, 10/01/12                          800    848,847
           Kroger Co. (The)
            5.500%, 02/01/13                          600    642,325
           Merrill Lynch & Co., Inc.
            5.450%, 02/05/13                        1,400  1,490,093
           Morgan Stanley
            5.300%, 03/01/13                        1,400  1,493,828
           Nisource Finance Corp.
            6.150%, 03/01/13                          600    650,121
           Pitney Bowes, Inc.
            4.625%, 10/01/12                          600    628,284
           Prudential Financial, Inc.
            5.150%, 01/15/13                          600    635,201
           SunTrust Banks, Inc.
            5.250%, 11/05/12                          500    526,433
           TD Ameritrade Holding Corp.
            2.950%, 12/01/12                          700    715,869

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                Face
                                               Amount        Value+
                                               ------        -----

                                               (000)

             UNITED STATES -- (Continued)
             UnitedHealth Group, Inc.
              5.500%, 11/15/12                 $   250 $    267,442
             Verizon Communications, Inc.
              4.350%, 02/15/13                     600      634,029
             Wal-Mart Stores, Inc.
              4.250%, 04/15/13                   4,095    4,363,874
             Wells Fargo Bank & Co.
              4.375%, 01/31/13                     500      527,862
                                                       ------------

             TOTAL UNITED STATES..............           34,026,985
                                                       ------------
             TOTAL BONDS......................          132,786,970
                                                       ------------
             AGENCY OBLIGATIONS -- (11.8%)
             Federal Home Loan Bank
              1.500%, 01/16/13                   2,000    2,030,678
             Federal Home Loan Mortgage
              Corporation
              0.375%, 11/30/12                   2,000    1,995,108
              1.625%, 04/15/13                   3,000    3,056,226
             Federal Home Loan Mortgage
              Corporation Discount Notes
             (y)^^ 0.061%, 06/06/11...........   4,000    3,999,924
             (y)^^ 0.045%, 06/07/11...........  10,000    9,999,800
                                                       ------------

             TOTAL AGENCY OBLIGATIONS.........           21,081,736
                                                       ------------

             COMMERCIAL PAPER -- (7.0%)
             Caisse Cent Desjardins Du Quebec
              0.250%, 05/02/11                   3,000    2,999,979
             Eksportfinans ASA
              0.120%, 05/19/11                   3,500    3,499,790
             KFW International Finance, Inc.
              0.200%, 06/24/11                   2,000    1,999,560
             Nestle Capital Corp.
              0.170%, 06/30/11                   4,000    3,999,036
                                                       ------------

             TOTAL COMMERCIAL PAPER...........           12,498,365
                                                       ------------

                                                   Shares        Value+
         -                                         ------        -----
         EXCHANGE-TRADED FUND -- (3.4%)
         UNITED STATES -- (3.4%)
           SPDR Trust Series I.................    44,100    $6,021,414
                                                           ------------
         TEMPORARY CASH INVESTMENTS -- (3.3%)
           BlackRock Liquidity Funds Tempcash
            Portfolio - Institutional Shares... 5,938,000     5,938,000
                                                           ------------

         TOTAL INVESTMENTS -- (100.0%)
          (Cost $173,885,278)                              $178,326,485
                                                           ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                              Valuation Inputs
 -                             ----------------------------------------------

                                   Investment in Securities (Market Value)
 -                             ----------------------------------------------
                                 Level 1      Level 2    Level 3     Total
 -                             ----------- ------------  ------- ------------
 Bonds........................          -- $132,786,970    --    $132,786,970
 Agency Obligations...........          --   21,081,736    --      21,081,736
 Commercial Paper.............          --   12,498,365    --      12,498,365
 Exchange-Traded Fund......... $ 6,021,414           --    --       6,021,414
 Temporary Cash Investments...   5,938,000           --    --       5,938,000
 Forward Currency Contracts**.          --   (1,359,373)   --      (1,359,373)
 Futures Contracts**..........   5,421,825           --    --       5,421,825
                               ----------- ------------    --    ------------
 TOTAL........................ $17,381,239 $165,007,698    --    $182,388,937
                               =========== ============    ==    ============

 **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                 Value+
     -                                                           -----

     AFFILIATED INVESTMENT COMPANY -- (100.0%)

     Investment in The U.S. Large Cap Value Series of
       The DFA Investment Trust Company                      $8,133,769,482
                                                             --------------

        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,528,588,546)............................. $8,133,769,482
                                                             ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                     Percentage
                                            Shares       Value+ of Net Assets**
                                            ------       -----  ---------------
 COMMON STOCKS -- (89.4%)...............
 Consumer Discretionary -- (14.0%)......
   #Dillard's, Inc. Class A.............   240,649 $ 11,555,965       0.4%
   Foot Locker, Inc.....................   476,481   10,253,871       0.3%
  #*GameStop Corp. Class A..............   397,119   10,198,016       0.3%
   *Liberty Media Corp. Capital Class A.   139,435   11,471,317       0.4%
   *Mohawk Industries, Inc..............   210,899   12,662,376       0.4%
   *Toll Brothers, Inc..................   509,058   10,695,309       0.4%
   Other Securities.....................            408,675,956      13.5%
                                                   ------------      -----
 Total Consumer Discretionary...........            475,512,810      15.7%
                                                   ------------      -----

 Consumer Staples -- (3.5%).............
   *Constellation Brands, Inc. Class A..   572,827   12,825,597       0.4%
   *Ralcorp Holdings, Inc...............   166,665   12,966,537       0.4%
   *Smithfield Foods, Inc...............   512,700   12,079,212       0.4%
   Other Securities.....................             79,880,399       2.7%
                                                   ------------      -----
 Total Consumer Staples.................            117,751,745       3.9%
                                                   ------------      -----

 Energy -- (10.6%)......................
   *Complete Production Services, Inc...   293,989    9,977,987       0.3%
   Patterson-UTI Energy, Inc............   424,189   13,196,520       0.4%
   Pioneer Natural Resources Co.........   129,564   13,245,328       0.4%
   *Plains Exploration & Production Co..   372,012   14,151,336       0.5%
   *Rowan Cos., Inc.....................   419,159   17,478,930       0.6%
   Sunoco, Inc..........................   321,586   13,718,859       0.5%
   *Tesoro Petroleum Corp...............   480,279   13,025,166       0.4%
   #Tidewater, Inc......................   169,501   10,087,005       0.3%
   Other Securities.....................            253,287,715       8.4%
                                                   ------------      -----
 Total Energy...........................            358,168,846      11.8%
                                                   ------------      -----

 Financials -- (19.9%)..................
   *American Capital, Ltd............... 1,070,676   10,995,843       0.4%
   American Financial Group, Inc........   350,630   12,542,035       0.4%
   Assurant, Inc........................   305,492   12,128,032       0.4%
   Axis Capital Holdings, Ltd...........   403,451   14,266,027       0.5%
   *E*Trade Financial Corp..............   671,527   10,905,598       0.3%
   *NASDAQ OMX Group, Inc. (The)........   540,725   14,653,648       0.5%
   *Popular, Inc........................ 3,226,677   10,164,033       0.3%
   Reinsurance Group of America, Inc....   236,355   14,961,272       0.5%
   Transatlantic Holdings, Inc..........   204,165   10,063,293       0.3%
   Validus Holdings, Ltd................   344,953   11,224,771       0.4%
   #Zions Bancorporation................   446,096   10,907,047       0.4%
   Other Securities.....................            540,075,306      17.8%
                                                   ------------      -----
 Total Financials.......................            672,886,905      22.2%
                                                   ------------      -----

 Health Care -- (6.4%)..................
   *Coventry Health Care, Inc...........   467,075   15,072,510       0.5%
   *HealthSpring, Inc...................   272,795   11,318,265       0.4%
   *Hologic, Inc........................   462,432   10,182,753       0.3%
   #Omnicare, Inc.......................   365,815   11,493,907       0.4%
   Other Securities.....................            168,380,384       5.5%
                                                   ------------      -----
 Total Health Care......................            216,447,819       7.1%
                                                   ------------      -----

 Industrials -- (14.1%).................
  #*Avis Budget Group, Inc..............   578,582   10,969,915       0.4%
  #*General Cable Corp..................   211,820   10,273,270       0.3%
   *Owens Corning, Inc..................   350,045   13,245,703       0.4%
   #Trinity Industries, Inc.............   284,198   10,287,968       0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                                 Percentage
                                                                                      Shares         Value+ of Net Assets**
                                                                                      ------         -----  ---------------
Industrials -- (Continued).....................................................
  Other Securities.............................................................              $  432,674,078      14.3%
                                                                                             --------------      ----
Total Industrials..............................................................                 477,450,934      15.8%
                                                                                             --------------      ----

Information Technology -- (12.4%)..............................................
  *Arrow Electronics, Inc......................................................      350,552     15,981,666       0.5%
  *Fairchild Semiconductor International, Inc..................................      551,477     11,564,473       0.4%
  *IAC/InterActiveCorp.........................................................      329,849     11,910,847       0.4%
  *Ingram Micro, Inc. Class A..................................................      529,613      9,919,651       0.3%
  *International Rectifier Corp................................................      300,671     10,391,190       0.3%
  *Tech Data Corp..............................................................      261,278     13,881,700       0.5%
  Other Securities.............................................................                 346,083,082      11.4%
                                                                                             --------------      ----
Total Information Technology...................................................                 419,732,609      13.8%
                                                                                             --------------      ----

Materials -- (6.9%)............................................................
  Ashland, Inc.................................................................      213,705     13,266,806       0.4%
  *Century Aluminum Co.........................................................      556,132     11,111,517       0.4%
  *Coeur d'Alene Mines Corp....................................................      329,341     10,443,403       0.3%
  Domtar Corp..................................................................      117,487     10,928,641       0.4%
  MeadWestavco Corp............................................................      402,152     13,548,501       0.4%
  Reliance Steel & Aluminum Co.................................................      209,025     11,832,905       0.4%
  Westlake Chemical Corp.......................................................      164,151     10,776,513       0.4%
  Other Securities.............................................................                 150,593,899       5.0%
                                                                                             --------------      ----
Total Materials................................................................                 232,502,185       7.7%
                                                                                             --------------      ----

Other -- (0.0%)................................................................
  Other Securities.............................................................                          --       0.0%
                                                                                             --------------      ----

Real Estate Investment Trusts -- (0.0%)........................................
  Other Securities.............................................................                         471       0.0%
                                                                                             --------------      ----
Telecommunication Services -- (1.2%)...........................................
  *MetroPCS Communications, Inc................................................      720,666     12,128,809       0.4%
  Other Securities.............................................................                  27,603,649       0.9%
                                                                                             --------------      ----
Total Telecommunication Services...............................................                  39,732,458       1.3%
                                                                                             --------------      ----

Utilities -- (0.4%)............................................................
  Other Securities.............................................................                  13,172,530       0.4%
                                                                                             --------------      ----
TOTAL COMMON STOCKS............................................................               3,023,359,312      99.7%
                                                                                             --------------      ----
RIGHTS/WARRANTS -- (0.0%)......................................................
  Other Securities.............................................................                      66,032       0.0%
                                                                                             --------------      ----

TEMPORARY CASH INVESTMENTS -- (0.2%)...........................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares..........    6,507,055      6,507,055       0.2%
                                                                                             --------------      ----

                                                                                  Shares/
                                                                                   Face
                                                                                  Amount
                                                                                  ------
                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (10.4%).......................................
(S)@DFA Short Term Investment Fund.............................................  352,488,661    352,488,661      11.6%
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by
 $1,040,164 FNMA 3.500%, 02/01/26, valuedat $1,045,840) to be repurchased at
 $1,015,383.................................................................... $      1,015      1,015,378       0.1%
                                                                                             --------------      ----

TOTAL SECURITIES LENDING COLLATERAL............................................                 353,504,039      11.7%
                                                                                             --------------      ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                         Percentage
                                                Value+ of Net Assets**
                                                -----  ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $2,715,506,595)         $3,383,436,438     111.6%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                  Valuation Inputs
                                 --------------------------------------------------

                                      Investment in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  475,512,810           --   --    $  475,512,810
  Consumer Staples..............    117,663,397 $     88,348   --       117,751,745
  Energy........................    358,168,846           --   --       358,168,846
  Financials....................    672,886,905           --   --       672,886,905
  Health Care...................    216,447,819           --   --       216,447,819
  Industrials...................    477,272,288      178,646   --       477,450,934
  Information Technology........    419,732,609           --   --       419,732,609
  Materials.....................    232,502,185           --   --       232,502,185
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.            471           --   --               471
  Telecommunication Services....     39,732,458           --   --        39,732,458
  Utilities.....................     13,172,530           --   --        13,172,530
Rights/Warrants.................         35,727       30,305   --            66,032
Temporary Cash Investments......      6,507,055           --   --         6,507,055
Securities Lending Collateral...             --  353,504,039   --       353,504,039
                                 -------------- ------------   --    --------------
TOTAL........................... $3,029,635,100 $353,801,338   --    $3,383,436,438
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                     Percentage
                                             Shares         Value+ of Net Assets**
                                             ------         -----  ---------------
COMMON STOCKS -- (83.3%)
Consumer Discretionary -- (14.3%)
  #American Greetings Corp. Class A       1,790,470 $   44,045,562       0.6%
 #*Cabela's, Inc.                         1,608,803     41,088,829       0.5%
  #Dillard's, Inc. Class A                1,637,833     78,648,741       1.0%
 #*Gaylord Entertainment Co.              1,237,351     44,383,780       0.6%
 #*Iconix Brand Group, Inc.               1,499,001     36,710,534       0.5%
 #*Penske Automotive Group, Inc.          1,718,788     38,638,354       0.5%
  #Rent-A-Center, Inc.                    1,421,975     43,299,139       0.5%
 #*Saks, Inc.                             3,558,394     42,558,392       0.5%
  #Scholastic Corp.                       1,528,917     40,179,939       0.5%
  Other Securities                                     959,095,362      12.0%
                                                    --------------      -----
Total Consumer Discretionary                         1,368,648,632      17.2%
                                                    --------------      -----

Consumer Staples -- (2.5%)
  *Hain Celestial Group, Inc.             1,311,686     44,610,441       0.6%
  Other Securities                                     191,147,125       2.4%
                                                    --------------      -----
Total Consumer Staples                                 235,757,566       3.0%
                                                    --------------      -----

Energy -- (8.9%)
  *Bristow Group, Inc.                      994,046     46,123,734       0.6%
  *Complete Production Services, Inc.     1,711,791     58,098,187       0.7%
 #*Exterran Holdings, Inc.                1,702,183     36,954,393       0.5%
  #Frontier Oil Corp.                     1,949,845     54,478,669       0.7%
  *Helix Energy Solutions Group, Inc.     2,847,335     53,900,052       0.7%
  #SEACOR Holdings, Inc.                    362,962     35,871,534       0.4%
  Other Securities                                     569,182,547       7.1%
                                                    --------------      -----
Total Energy                                           854,609,116      10.7%
                                                    --------------      -----

Financials -- (17.0%)
  *American Capital, Ltd.                 5,107,942     52,458,564       0.7%
  *CNO Financial Group, Inc.              6,898,490     55,601,829       0.7%
  #Delphi Financial Group, Inc. Class A   1,255,156     40,102,234       0.5%
  #First Niagara Financial Group, Inc.    3,515,047     50,616,677       0.6%
 #*MBIA, Inc.                             3,747,338     38,672,528       0.5%
 #*PHH Corp.                              1,742,188     37,387,354       0.5%
  #Provident Financial Services, Inc.     2,445,306     35,505,843       0.4%
  Unitrin, Inc.                           1,286,803     38,912,923       0.5%
  #Webster Financial Corp.                1,739,823     37,440,991       0.5%
  Other Securities                                   1,242,110,408      15.6%
                                                    --------------      -----
Total Financials                                     1,628,809,351      20.5%
                                                    --------------      -----

Health Care -- (5.5%)
  Cooper Cos., Inc.                         613,518     45,952,498       0.6%
 #*HealthSpring, Inc.                       953,190     39,547,853       0.5%
 #*Kindred Healthcare, Inc.               1,507,380     38,016,124       0.5%
 #*LifePoint Hospitals, Inc.              1,678,385     69,837,600       0.9%
  #Universal American Corp.               1,561,190     36,063,489       0.4%
  *Viropharma, Inc.                       1,994,826     38,480,194       0.5%
  Other Securities                                     254,130,969       3.2%
                                                    --------------      -----
Total Health Care                                      522,028,727       6.6%
                                                    --------------      -----

Industrials -- (15.8%)
  #Alexander & Baldwin, Inc.              1,143,809     60,278,734       0.8%
  *Amerco, Inc.                             347,357     35,333,154       0.4%
 #*Avis Budget Group, Inc.                2,820,428     53,475,315       0.7%
  *Esterline Technologies Corp.           1,023,870     73,513,866       0.9%
  #GATX Corp.                             1,412,629     59,711,828       0.8%

U.S. SMALL CAP VALUE PORTFOLIO CONTINUED
CONTINUED

                                                                                                               Percentage
                                                                                    Shares         Value+ of Net Assets**
                                                                                    ------         -----  ---------------

Industrials -- (Continued)..................................................
 #*General Cable Corp.......................................................       824,297 $   39,978,404       0.5%
  Seaboard Corp.............................................................        18,889     45,088,043       0.6%
  #Trinity Industries, Inc..................................................     1,795,262     64,988,484       0.8%
  Other Securities..........................................................                1,078,663,576      13.5%
                                                                                           --------------     ------
Total Industrials...........................................................                1,511,031,404      19.0%
                                                                                           --------------     ------

Information Technology -- (12.4%)...........................................
  *Benchmark Electronics, Inc...............................................     2,751,881     46,506,789       0.6%
  *Coherent, Inc............................................................       834,432     52,160,344       0.7%
  *Convergys Corp...........................................................     2,652,794     38,465,513       0.5%
  *Fairchild Semiconductor International, Inc...............................     3,188,035     66,853,094       0.8%
  MKS Instruments, Inc......................................................     1,789,749     50,793,077       0.6%
 #*Skyworks Solutions, Inc..................................................     1,385,062     43,574,051       0.5%
 #*Vishay Intertechnology, Inc..............................................     3,162,160     60,334,013       0.8%
  Other Securities..........................................................                  831,777,509      10.4%
                                                                                           --------------     ------
Total Information Technology................................................                1,190,464,390      14.9%
                                                                                           --------------     ------

Materials -- (6.5%).........................................................
  *Century Aluminum Co......................................................     2,488,528     49,720,789       0.6%
  *Coeur d'Alene Mines Corp.................................................     1,879,971     59,613,880       0.8%
 #*Louisiana-Pacific Corp...................................................     3,774,683     35,104,552       0.4%
  #Westlake Chemical Corp...................................................     1,654,024    108,586,676       1.4%
  Other Securities..........................................................                  370,192,401       4.6%
                                                                                           --------------     ------
Total Materials.............................................................                  623,218,298       7.8%
                                                                                           --------------     ------

Other -- (0.0%).............................................................
  Other Securities..........................................................                        6,633       0.0%
                                                                                           --------------     ------

Real Estate Investment Trusts -- (0.0%).....................................
  Other Securities..........................................................                        2,061       0.0%
                                                                                           --------------     ------

Telecommunication Services -- (0.3%)........................................
  Other Securities..........................................................                   27,672,839       0.3%
                                                                                           --------------     ------

Utilities -- (0.1%).........................................................
  Other Securities..........................................................                   11,993,925       0.1%
                                                                                           --------------     ------
TOTAL COMMON STOCKS.........................................................                7,974,242,942     100.1%
                                                                                           --------------     ------
RIGHTS/WARRANTS -- (0.0%)...................................................
  Other Securities..........................................................                    1,007,772       0.0%
                                                                                           --------------     ------

TEMPORARY CASH INVESTMENTS -- (0.1%)........................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.......    10,913,076     10,913,076       0.1%
                                                                                           --------------     ------

                                                                                Shares/
                                                                                 Face
                                                                                Amount
                                                                                ------
                                                                                 (000)
SECURITIES LENDING COLLATERAL -- (16.6%)....................................
(S)@DFA Short Term Investment Fund.......................................... 1,584,011,499  1,584,011,499      19.9%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11..................
  (Collateralized by $4,674,280 FNMA 3.500%, 02/01/26, valuedat $4,699,788).
  to be repurchased at $4,562,923...........................................        $4,563      4,562,900       0.1%
                                                                                           --------------     ------
TOTAL SECURITIES LENDING COLLATERAL.........................................                1,588,574,399      20.0%
                                                                                           --------------     ------

U.S. SMALL CAP VALUE PORTFOLIO CONTINUED
CONTINUED

                                                         Percentage
                                                Value+ of Net Assets**
                                                -----  ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $7,993,881,748)         $9,574,738,189     120.2%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                   Valuation Inputs
                                 ----------------------------------------------------

                                       Investment in Securities (Market Value)
                                 ----------------------------------------------------
                                    Level 1        Level 2     Level 3     Total
                                 -------------- -------------- ------- --------------
Common Stocks...................
  Consumer Discretionary........ $1,368,648,632             --   --    $1,368,648,632
  Consumer Staples..............    235,721,090 $       36,476   --       235,757,566
  Energy........................    854,609,116             --   --       854,609,116
  Financials....................  1,628,747,827         61,524   --     1,628,809,351
  Health Care...................    521,272,940        755,787   --       522,028,727
  Industrials...................  1,510,690,564        340,840   --     1,511,031,404
  Information Technology........  1,190,464,390             --   --     1,190,464,390
  Materials.....................    623,218,298             --   --       623,218,298
  Other.........................             --          6,633   --             6,633
  Real Estate Investment Trusts.          2,061             --   --             2,061
  Telecommunication Services....     27,672,839             --   --        27,672,839
  Utilities.....................     11,993,925             --   --        11,993,925
Rights/Warrants.................         95,033        912,739   --         1,007,772
Temporary Cash Investments......     10,913,076             --   --        10,913,076
Securities Lending Collateral...             --  1,588,574,399   --     1,588,574,399
                                 -------------- --------------   --    --------------
TOTAL........................... $7,984,049,791 $1,590,688,398   --    $9,574,738,189
                                 ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                   Percentage
                                          Shares       Value+ of Net Assets**
                                          ------       -----  ---------------
  COMMON STOCKS -- (92.2%)
  Consumer Discretionary -- (12.3%)
    *Amazon.com, Inc..................    55,780 $ 10,960,770       0.3%
    Comcast Corp. Class A.............   444,809   11,671,788       0.3%
    *DIRECTV Class A..................   220,510   10,714,581       0.3%
    Home Depot, Inc...................   244,063    9,064,500       0.2%
    McDonald's Corp...................   140,351   10,990,887       0.3%
    Time Warner, Inc..................   237,277    8,983,307       0.2%
    Walt Disney Co. (The).............   390,582   16,834,084       0.5%
    Other Securities..................            424,273,044      11.2%
                                                 ------------      -----
  Total Consumer Discretionary........            503,492,961      13.3%
                                                 ------------      -----

  Consumer Staples -- (7.0%)..........
    Coca-Cola Co. (The)...............   299,214   20,184,976       0.5%
    CVS Caremark Corp.................   290,603   10,531,453       0.3%
    Kraft Foods, Inc. Class A.........   365,426   12,271,005       0.3%
    PepsiCo, Inc......................   233,659   16,096,769       0.4%
    Philip Morris International, Inc..   257,447   17,877,120       0.5%
    Procter & Gamble Co. (The)........   378,459   24,561,989       0.7%
    Wal-Mart Stores, Inc..............   499,081   27,439,473       0.7%
    Other Securities..................            158,808,803       4.2%
                                                 ------------      -----
  Total Consumer Staples..............            287,771,588       7.6%
                                                 ------------      -----

  Energy -- (10.3%)...................
    Apache Corp.......................    77,286   10,307,634       0.3%
    Chevron Corp......................   428,110   46,852,358       1.2%
    ConocoPhillips....................   296,061   23,368,095       0.6%
    Devon Energy Corp.................   103,309    9,401,119       0.3%
    Exxon Mobil Corp..................   674,925   59,393,400       1.6%
    Occidental Petroleum Corp.........   113,741   12,999,459       0.3%
    Schlumberger, Ltd.................   204,389   18,343,913       0.5%
    Other Securities..................            240,800,932       6.3%
                                                 ------------      -----
  Total Energy........................            421,466,910      11.1%
                                                 ------------      -----

  Financials -- (14.7%)...............
    Bank of America Corp.............. 1,864,148   22,891,737       0.6%
    *Berkshire Hathaway, Inc..........   131,025   10,914,382       0.3%
    *Citigroup, Inc................... 5,989,288   27,490,832       0.7%
    Goldman Sachs Group, Inc. (The)...   103,629   15,649,015       0.4%
    JPMorgan Chase & Co...............   860,699   39,273,695       1.0%
    MetLife, Inc......................   211,259    9,884,809       0.3%
    U.S. Bancorp......................   434,986   11,231,339       0.3%
    Wells Fargo & Co.................. 1,073,360   31,245,510       0.8%
    Other Securities..................            434,107,137      11.5%
                                                 ------------      -----
  Total Financials....................            602,688,456      15.9%
                                                 ------------      -----

  Health Care -- (10.0%)..............
    Abbott Laboratories...............   203,058   10,567,138       0.3%
    Johnson & Johnson.................   372,316   24,468,608       0.6%
    Merck & Co., Inc..................   454,964   16,355,956       0.4%
    Pfizer, Inc....................... 1,749,123   36,661,618       1.0%
    UnitedHealth Group, Inc...........   235,483   11,592,828       0.3%
    Other Securities..................            307,942,221       8.1%
                                                 ------------      -----
  Total Health Care...................            407,588,369      10.7%
                                                 ------------      -----

  Industrials -- (12.3%)..............
    3M Co.............................   101,394    9,856,511       0.2%
    Caterpillar, Inc..................    93,176   10,753,442       0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED



                                                                                              Shares         Value+
                                                                                              ------         -----
Industrials -- (Continued)..............................................................
  General Electric Co...................................................................   2,341,740 $   47,888,583
  Union Pacific Corp....................................................................     107,688     11,142,477
  United Technologies Corp..............................................................     122,099     10,937,628
  Other Securities......................................................................                412,453,737
                                                                                                     --------------
Total Industrials.......................................................................                503,032,378
                                                                                                     --------------

Information Technology -- (15.2%).......................................................
  *Apple, Inc...........................................................................     118,753     41,353,357
  Cisco Sytems, Inc.....................................................................     718,867     12,623,305
  *Google, Inc..........................................................................      35,402     19,262,228
  Hewlett-Packard Co....................................................................     447,680     18,072,842
  Intel Corp............................................................................     963,439     22,342,150
  International Business Machines Corp..................................................     179,866     30,681,542
  Microsoft Corp........................................................................   1,104,256     28,732,741
  Oracle Corp...........................................................................     604,998     21,810,178
  QUALCOMM, Inc.........................................................................     237,807     13,516,950
  Other Securities......................................................................                414,037,331
                                                                                                     --------------
Total Information Technology............................................................                622,432,624
                                                                                                     --------------

Materials -- (4.9%).....................................................................
  Other Securities......................................................................                201,806,249
                                                                                                     --------------

Other -- (0.0%).........................................................................
  Other Securities......................................................................                         --
                                                                                                     --------------

Telecommunication Services -- (2.4%)....................................................
  AT&T, Inc.............................................................................   1,253,560     39,010,787
  Verizon Communications, Inc...........................................................     628,388     23,740,499
  Other Securities......................................................................                 33,142,543
                                                                                                     --------------
Total Telecommunication Services........................................................                 95,893,829
                                                                                                     --------------

Utilities -- (3.1%).....................................................................
  Other Securities......................................................................                128,337,436
                                                                                                     --------------
TOTAL COMMON STOCKS.....................................................................              3,774,510,800
                                                                                                     --------------
RIGHTS/WARRANTS -- (0.0%)...............................................................
  Other Securities......................................................................                    171,559
                                                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.8%)....................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares...................  31,671,641     31,671,641
                                                                                                     --------------

                                                                                           Shares/
                                                                                            Face
                                                                                           Amount
                                                                                            (000)
SECURITIES LENDING COLLATERAL -- (7.0%).................................................
(S)@DFA Short Term Investment Fund...................................................... 285,211,616    285,211,616
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $841,635
  FNMA 3.500%, 02/01/26, valued at $846,228) to be repurchased at $821,584..............        $822        821,580
                                                                                                     --------------

TOTAL SECURITIES LENDING COLLATERAL.....................................................                286,033,196
                                                                                                     --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,361,954,764)..................................................................             $4,092,387,196
                                                                                                     ==============

                                                                                              Percentage
                                                                                         of Net Assets**
                                                                                         ---------------
Industrials -- (Continued)..............................................................
  General Electric Co...................................................................       1.2%
  Union Pacific Corp....................................................................       0.3%
  United Technologies Corp..............................................................       0.3%
  Other Securities......................................................................      10.9%
                                                                                             ------
Total Industrials.......................................................................      13.2%
                                                                                             ------

Information Technology -- (15.2%).......................................................
  *Apple, Inc...........................................................................       1.1%
  Cisco Sytems, Inc.....................................................................       0.3%
  *Google, Inc..........................................................................       0.5%
  Hewlett-Packard Co....................................................................       0.5%
  Intel Corp............................................................................       0.6%
  International Business Machines Corp..................................................       0.8%
  Microsoft Corp........................................................................       0.8%
  Oracle Corp...........................................................................       0.6%
  QUALCOMM, Inc.........................................................................       0.3%
  Other Securities......................................................................      10.9%
                                                                                             ------
Total Information Technology............................................................      16.4%
                                                                                             ------

Materials -- (4.9%).....................................................................
  Other Securities......................................................................       5.3%
                                                                                             ------

Other -- (0.0%).........................................................................
  Other Securities......................................................................       0.0%
                                                                                             ------

Telecommunication Services -- (2.4%)....................................................
  AT&T, Inc.............................................................................       1.0%
  Verizon Communications, Inc...........................................................       0.6%
  Other Securities......................................................................       0.9%
                                                                                             ------
Total Telecommunication Services........................................................       2.5%
                                                                                             ------

Utilities -- (3.1%).....................................................................
  Other Securities......................................................................       3.4%
                                                                                             ------
TOTAL COMMON STOCKS.....................................................................      99.4%
                                                                                             ------
RIGHTS/WARRANTS -- (0.0%)...............................................................
  Other Securities......................................................................       0.0%
                                                                                             ------

TEMPORARY CASH INVESTMENTS -- (0.8%)....................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares...................       0.8%
                                                                                             ------





SECURITIES LENDING COLLATERAL -- (7.0%).................................................
(S)@DFA Short Term Investment Fund......................................................       7.5%
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $841,635
  FNMA 3.500%, 02/01/26, valued at $846,228) to be repurchased at $821,584..............       0.1%
                                                                                             ------

TOTAL SECURITIES LENDING COLLATERAL.....................................................       7.6%
                                                                                             ------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,361,954,764)..................................................................     107.8%
                                                                                             ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  503,492,961           --   --    $  503,492,961
  Consumer Staples............    287,750,944 $     20,644   --       287,771,588
  Energy......................    421,466,910           --   --       421,466,910
  Financials..................    602,662,113       26,343   --       602,688,456
  Health Care.................    407,561,837       26,532   --       407,588,369
  Industrials.................    502,982,087       50,291   --       503,032,378
  Information Technology......    622,432,624           --   --       622,432,624
  Materials...................    201,806,249           --   --       201,806,249
  Other.......................             --           --   --                --
  Telecommunication Services..     95,893,829           --   --        95,893,829
  Utilities...................    128,337,436           --   --       128,337,436
Rights/Warrants...............        152,218       19,341   --           171,559
Temporary Cash Investments....     31,671,641           --   --        31,671,641
Securities Lending Collateral.             --  286,033,196   --       286,033,196
                               -------------- ------------   --    --------------

TOTAL......................... $3,806,210,849 $286,176,347   --    $4,092,387,196
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                     Percentage
                                          Shares         Value+ of Net Assets**
                                          ------         -----  ---------------

COMMON STOCKS -- (91.8%)..............
Consumer Discretionary -- (13.0%).....
  Comcast Corp. Class A...............   905,103 $   23,749,903       0.4%
  Lowe's Cos., Inc....................   606,612     15,923,565       0.3%
  News Corp. Class A..................   788,576     14,052,424       0.2%
  Time Warner, Inc....................   505,637     19,143,417       0.3%
  Walt Disney Co. (The)...............   796,924     34,347,424       0.6%
  Other Securities....................              758,912,127      12.3%
                                                 --------------      -----
Total Consumer Discretionary..........              866,128,860      14.1%
                                                 --------------      -----

Consumer Staples -- (5.7%)............
  CVS Caremark Corp...................   602,186     21,823,221       0.4%
  Kraft Foods, Inc. Class A...........   758,296     25,463,580       0.4%
  PepsiCo, Inc........................   187,890     12,943,742       0.2%
  Procter & Gamble Co. (The)..........   602,031     39,071,812       0.6%
  Wal-Mart Stores, Inc................   470,085     25,845,273       0.4%
  Other Securities....................              257,781,039       4.2%
                                                 --------------      -----
Total Consumer Staples................              382,928,667       6.2%
                                                 --------------      -----

Energy -- (11.1%).....................
  Anadarko Petroleum Corp.............   221,015     17,446,924       0.3%
  Apache Corp.........................   161,279     21,509,780       0.3%
  Chevron Corp........................   870,961     95,317,972       1.5%
  ConocoPhillips......................   621,821     49,080,332       0.8%
  Devon Energy Corp...................   179,429     16,328,039       0.3%
  Exxon Mobil Corp....................   865,623     76,174,824       1.2%
  Marathon Oil Corp...................   312,619     16,893,931       0.3%
  National-Oilwell, Inc...............   183,838     14,098,536       0.2%
  Occidental Petroleum Corp...........   173,068     19,779,942       0.3%
  Schlumberger, Ltd...................   177,195     15,903,251       0.3%
  Other Securities....................              398,747,462       6.5%
                                                 --------------      -----
Total Energy..........................              741,280,993      12.0%
                                                 --------------      -----

Financials -- (16.8%).................
  Bank of America Corp................ 4,072,969     50,016,059       0.8%
  Bank of New York Mellon Corp. (The).   547,488     15,855,252       0.3%
  *Citigroup, Inc..................... 6,270,597     28,782,040       0.5%
  Goldman Sachs Group, Inc. (The).....   215,233     32,502,335       0.5%
  JPMorgan Chase & Co................. 1,758,487     80,239,762       1.3%
  MetLife, Inc........................   417,085     19,515,407       0.3%
  Morgan Stanley......................   605,703     15,839,133       0.3%
  PNC Financial Services Group, Inc...   232,284     14,480,585       0.2%
  Prudential Financial, Inc...........   209,753     13,302,535       0.2%
  Travelers Cos., Inc. (The)..........   240,418     15,213,651       0.2%
  U.S. Bancorp........................   816,801     21,089,802       0.3%
  Wells Fargo & Co.................... 2,251,097     65,529,434       1.1%
  Other Securities....................              748,588,026      12.2%
                                                 --------------      -----
Total Financials......................            1,120,954,021      18.2%
                                                 --------------      -----

Health Care -- (9.3%).................
  Johnson & Johnson...................   334,716     21,997,536       0.3%
  Merck & Co., Inc....................   591,992     21,282,112       0.3%
  Pfizer, Inc......................... 3,406,208     71,394,120       1.2%
  UnitedHealth Group, Inc.............   491,713     24,207,031       0.4%
  WellPoint, Inc......................   211,328     16,227,877       0.3%
  Other Securities....................              470,071,433       7.6%
                                                 --------------      -----
Total Health Care.....................              625,180,109      10.1%
                                                 --------------      -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                                                                Shares         Value+
                                                                                                ------         -----

Industrials -- (13.0%)....................................................................
  CSX Corp................................................................................     166,800 $   13,125,492
  General Electric Co.....................................................................   4,628,560     94,654,052
  Union Pacific Corp......................................................................     215,752     22,323,859
  Other Securities........................................................................                736,798,959
                                                                                                       --------------
Total Industrials.........................................................................                866,902,362
                                                                                                       --------------

Information Technology -- (12.9%).........................................................
  *Apple, Inc.............................................................................      73,982     25,762,752
  *Corning, Inc...........................................................................     683,540     14,313,328
  Hewlett-Packard Co......................................................................     667,594     26,950,770
  Intel Corp..............................................................................   1,282,072     29,731,250
  International Business Machines Corp....................................................      92,663     15,806,455
  Microsoft Corp..........................................................................     748,306     19,470,922
  Oracle Corp.............................................................................     457,669     16,498,967
  Other Securities........................................................................                710,912,390
                                                                                                       --------------
Total Information Technology..............................................................                859,446,834
                                                                                                       --------------

Materials -- (5.0%).......................................................................
  Dow Chemical Co. (The)..................................................................     381,147     15,623,216
  Other Securities........................................................................                318,471,350
                                                                                                       --------------
Total Materials...........................................................................                334,094,566
                                                                                                       --------------

Other -- (0.0%)...........................................................................
  Other Securities........................................................................                         --
                                                                                                       --------------

Real Estate Investment Trusts -- (0.0%)...................................................
  Other Securities........................................................................                        318
                                                                                                       --------------

Telecommunication Services -- (2.8%)......................................................
  AT&T, Inc...............................................................................   2,555,855     79,538,208
  Verizon Communications, Inc.............................................................   1,260,585     47,624,901
  Other Securities........................................................................                 58,625,363
                                                                                                       --------------
Total Telecommunication Services..........................................................                185,788,472
                                                                                                       --------------

Utilities -- (2.2%).......................................................................
  Other Securities........................................................................                146,077,301
                                                                                                       --------------
TOTAL COMMON STOCKS.......................................................................              6,128,782,503
                                                                                                       --------------
RIGHTS/WARRANTS -- (0.0%).................................................................
  Other Securities........................................................................                    313,966
                                                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)......................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.....................  28,695,296     28,695,296
                                                                                                       --------------

                                                                                             Shares/
                                                                                              Face
                                                                                             Amount
                                                                                              (000)
SECURITIES LENDING COLLATERAL -- (7.8%)...................................................
(S)@DFA Short Term Investment Fund........................................................ 521,669,261    521,669,261
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $1,539,401
  FNMA 3.500%, 02/01/26, valuedat $1,547,802) to be repurchased at $1,502,727.............      $1,503      1,502,719
                                                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                523,171,980
                                                                                                       --------------

                                                                                                Percentage
                                                                                           of Net Assets**
                                                                                           ---------------

Industrials -- (13.0%)....................................................................
  CSX Corp................................................................................       0.2%
  General Electric Co.....................................................................       1.5%
  Union Pacific Corp......................................................................       0.4%
  Other Securities........................................................................      12.0%
                                                                                                -----
Total Industrials.........................................................................      14.1%
                                                                                                -----

Information Technology -- (12.9%).........................................................
  *Apple, Inc.............................................................................       0.4%
  *Corning, Inc...........................................................................       0.2%
  Hewlett-Packard Co......................................................................       0.4%
  Intel Corp..............................................................................       0.5%
  International Business Machines Corp....................................................       0.3%
  Microsoft Corp..........................................................................       0.3%
  Oracle Corp.............................................................................       0.3%
  Other Securities........................................................................      11.6%
                                                                                                -----
Total Information Technology..............................................................      14.0%
                                                                                                -----

Materials -- (5.0%).......................................................................
  Dow Chemical Co. (The)..................................................................       0.2%
  Other Securities........................................................................       5.2%
                                                                                                -----
Total Materials...........................................................................       5.4%
                                                                                                -----

Other -- (0.0%)...........................................................................
  Other Securities........................................................................       0.0%
                                                                                                -----

Real Estate Investment Trusts -- (0.0%)...................................................
  Other Securities........................................................................       0.0%
                                                                                                -----

Telecommunication Services -- (2.8%)......................................................
  AT&T, Inc...............................................................................       1.3%
  Verizon Communications, Inc.............................................................       0.8%
  Other Securities........................................................................       0.9%
                                                                                                -----
Total Telecommunication Services..........................................................       3.0%
                                                                                                -----

Utilities -- (2.2%).......................................................................
  Other Securities........................................................................       2.4%
                                                                                                -----
TOTAL COMMON STOCKS.......................................................................      99.5%
                                                                                                -----
RIGHTS/WARRANTS -- (0.0%).................................................................
  Other Securities........................................................................       0.0%
                                                                                                -----

TEMPORARY CASH INVESTMENTS -- (0.4%)......................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.....................       0.5%
                                                                                                -----





SECURITIES LENDING COLLATERAL -- (7.8%)...................................................
(S)@DFA Short Term Investment Fund........................................................       8.5%
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $1,539,401
  FNMA 3.500%, 02/01/26, valuedat $1,547,802) to be repurchased at $1,502,727.............       0.0%
                                                                                                -----
TOTAL SECURITIES LENDING COLLATERAL.......................................................       8.5%
                                                                                                -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            Percentage
                                                Value+ of Net Assets**
                                                -----  ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $5,595,588,154)........ $6,680,963,745     108.5%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                  Valuation Inputs
                                 --------------------------------------------------

                                      Investment in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks...................
  Consumer Discretionary........ $  866,128,860           --   --    $  866,128,860
  Consumer Staples..............    382,887,718 $     40,949   --       382,928,667
  Energy........................    741,280,993           --   --       741,280,993
  Financials....................  1,120,870,698       83,323   --     1,120,954,021
  Health Care...................    625,108,602       71,507   --       625,180,109
  Industrials...................    866,846,381       55,981   --       866,902,362
  Information Technology........    859,446,834           --   --       859,446,834
  Materials.....................    334,094,566           --   --       334,094,566
  Other.........................             --           --   --                --
  Real Estate Investment Trusts.            318           --   --               318
  Telecommunication Services....    185,788,472           --   --       185,788,472
  Utilities.....................    146,077,301           --   --       146,077,301
Rights/Warrants.................        262,899       51,067   --           313,966
Temporary Cash Investments......     28,695,296           --   --        28,695,296
Securities Lending Collateral...             --  523,171,980   --       523,171,980
                                 -------------- ------------   --    --------------

TOTAL........................... $6,157,488,938 $523,474,807   --    $6,680,963,745
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                        Percentage
                                                            Value+ of Net Assets**
                                               Shares       -----  ---------------
COMMON STOCKS -- (90.4%)...................
Consumer Discretionary -- (13.5%)..........
  CBS Corp. Class B........................   210,809 $  5,316,603       0.3%
  Comcast Corp. Class A....................   298,194    7,824,611       0.4%
  J.C. Penney Co., Inc.....................   113,950    4,381,378       0.2%
  *Liberty Media Corp. Capital Class A.....    92,738    7,629,555       0.4%
  *Liberty Media Corp. Interactive Class A.   286,008    4,999,420       0.2%
  *Royal Caribbean Cruises, Ltd............   102,220    4,070,400       0.2%
  Time Warner Cable, Inc...................    54,723    4,275,508       0.2%
  Time Warner, Inc.........................   198,927    7,531,376       0.4%
  Walt Disney Co. (The)....................   101,019    4,353,919       0.2%
  Other Securities.........................            249,318,013      12.4%
                                                      ------------      -----
Total Consumer Discretionary...............            299,700,783      14.9%
                                                      ------------      -----

Consumer Staples -- (4.6%).................
  Bunge, Ltd...............................    67,445    5,088,051       0.3%
  CVS Caremark Corp........................   152,409    5,523,302       0.3%
  J.M. Smucker Co..........................    58,872    4,419,521       0.2%
  Kraft Foods, Inc. Class A................   190,203    6,387,017       0.3%
  Procter & Gamble Co. (The)...............    97,417    6,322,363       0.3%
  Other Securities.........................             74,130,036       3.7%
                                                      ------------      -----
Total Consumer Staples.....................            101,870,290       5.1%
                                                      ------------      -----

Energy -- (10.1%)..........................
  Anadarko Petroleum Corp..................    68,323    5,393,418       0.3%
  Chevron Corp.............................   125,570   13,742,381       0.7%
  ConocoPhillips...........................   197,546   15,592,306       0.8%
  Exxon Mobil Corp.........................   176,810   15,559,280       0.8%
  Marathon Oil Corp........................    95,508    5,161,252       0.2%
  *Nabors Industries, Ltd..................   140,749    4,312,549       0.2%
  Pioneer Natural Resources Co.............    54,700    5,591,981       0.3%
  Other Securities.........................            159,090,394       7.9%
                                                      ------------      -----
Total Energy...............................            224,443,561      11.2%
                                                      ------------      -----

Financials -- (21.3%)......................
  American Financial Group, Inc............   129,237    4,622,808       0.2%
  Bank of America Corp..................... 1,228,804   15,089,713       0.8%
  Bank of New York Mellon Corp. (The)......   168,407    4,877,067       0.3%
  *Citigroup, Inc.......................... 1,768,967    8,119,559       0.4%
  CNA Financial Corp.......................   130,529    4,051,620       0.2%
  First Niagara Financial Group, Inc.......   287,675    4,142,520       0.2%
  Goldman Sachs Group, Inc. (The)..........    43,159    6,517,441       0.3%
  JPMorgan Chase & Co......................   539,281   24,607,392       1.2%
  LIncoln National Corp....................   152,570    4,764,761       0.2%
  MetLife, Inc.............................   123,995    5,801,726       0.3%
  Morgan Stanley...........................   185,483    4,850,380       0.2%
  NYSE Euronext, Inc.......................   132,257    5,296,893       0.3%
  PNC Financial Services Group, Inc........    67,378    4,200,345       0.2%
  Principal Financial Group, Inc...........   154,218    5,204,858       0.3%
  Regions Financial Corp...................   574,455    4,216,500       0.2%
  Travelers Cos., Inc. (The)...............    73,100    4,625,768       0.2%
  Unum Group...............................   203,475    5,388,018       0.3%
  Wells Fargo & Co.........................   363,213   10,573,130       0.5%
  Other Securities.........................            343,903,605      17.1%
                                                      ------------      -----
Total Financials...........................            470,854,104      23.4%
                                                      ------------      -----

Health Care -- (7.6%)......................
  Pfizer, Inc..............................   526,553   11,036,551       0.6%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                                               Shares         Value+
                                                                                               ------         -----
Health Care -- (Continued)...............................................................
  WellPoint, Inc.........................................................................      62,400 $    4,791,696
  Other Securities.......................................................................                152,828,374
                                                                                                      --------------
Total Health Care........................................................................                168,656,621
                                                                                                      --------------

Industrials -- (12.8%)...................................................................
  General Electric Co....................................................................     741,335     15,160,301
  *Owens Corning, Inc....................................................................     107,808      4,079,455
  Other Securities.......................................................................                263,342,387
                                                                                                      --------------
Total Industrials........................................................................                282,582,143
                                                                                                      --------------

Information Technology -- (11.6%)........................................................
  *IAC/InterActiveCorp...................................................................     143,044      5,165,319
  Intel Corp.............................................................................     202,420      4,694,120
  *Vishay Intertechnology, Inc...........................................................     264,417      5,045,076
  Other Securities.......................................................................                242,877,607
                                                                                                      --------------
Total Information Technology.............................................................                257,782,122
                                                                                                      --------------

Materials -- (5.4%)......................................................................
  MeadWestavco Corp......................................................................     151,161      5,092,614
  Westlake Chemical Corp.................................................................      74,956      4,920,861
  Other Securities.......................................................................                108,800,479
                                                                                                      --------------
Total Materials..........................................................................                118,813,954
                                                                                                      --------------

Other -- (0.0%)..........................................................................
  Other Securities.......................................................................                         --
                                                                                                      --------------

Telecommunication Services -- (2.2%).....................................................
  AT&T, Inc..............................................................................     736,355     22,915,368
  Verizon Communications, Inc............................................................     201,388      7,608,439
  Other Securities.......................................................................                 19,328,739
                                                                                                      --------------
Total Telecommunication Services.........................................................                 49,852,546
                                                                                                      --------------

Utilities -- (1.3%)......................................................................
  Other Securities.......................................................................                 29,169,187
                                                                                                      --------------
TOTAL COMMON STOCKS......................................................................              2,003,725,311
                                                                                                      --------------
RIGHTS/WARRANTS -- (0.0%)................................................................
  Other Securities.......................................................................                     86,679
                                                                                                      --------------
TEMPORARY CASH INVESTMENTS -- (0.4%).....................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares....................   8,471,773      8,471,773
                                                                                                      --------------
                                                                                              Shares/
                                                                                                 Face
                                                                                               Amount
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (9.2%)..................................................
(S)@DFA Short Term Investment Fund....................................................... 202,292,578    202,292,578
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $596,948,
  FNMA 3.500%, 02/01/26, valued at $600,206) to be repurchased at $582,726...............        $583        582,723
                                                                                                      --------------
TOTAL SECURITIES LENDING COLLATERAL......................................................                202,875,301
                                                                                                      --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,851,320,915)......................................             $2,215,159,064
                                                                                                      ==============

                                                                                               Percentage
                                                                                          of Net Assets**
                                                                                          ---------------
Health Care -- (Continued)...............................................................
  WellPoint, Inc.........................................................................       0.2%
  Other Securities.......................................................................       7.6%
                                                                                              ------
Total Health Care........................................................................       8.4%
                                                                                              ------

Industrials -- (12.8%)...................................................................
  General Electric Co....................................................................       0.8%
  *Owens Corning, Inc....................................................................       0.2%
  Other Securities.......................................................................      13.1%
                                                                                              ------
Total Industrials........................................................................      14.1%
                                                                                              ------

Information Technology -- (11.6%)........................................................
  *IAC/InterActiveCorp...................................................................       0.3%
  Intel Corp.............................................................................       0.2%
  *Vishay Intertechnology, Inc...........................................................       0.2%
  Other Securities.......................................................................      12.1%
                                                                                              ------
Total Information Technology.............................................................      12.8%
                                                                                              ------

Materials -- (5.4%)......................................................................
  MeadWestavco Corp......................................................................       0.3%
  Westlake Chemical Corp.................................................................       0.2%
  Other Securities.......................................................................       5.4%
                                                                                              ------
Total Materials..........................................................................       5.9%
                                                                                              ------

Other -- (0.0%)..........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

Telecommunication Services -- (2.2%).....................................................
  AT&T, Inc..............................................................................       1.1%
  Verizon Communications, Inc............................................................       0.4%
  Other Securities.......................................................................       1.0%
                                                                                              ------
Total Telecommunication Services.........................................................       2.5%
                                                                                              ------

Utilities -- (1.3%)......................................................................
  Other Securities.......................................................................       1.4%
                                                                                              ------
TOTAL COMMON STOCKS......................................................................      99.7%
                                                                                              ------
RIGHTS/WARRANTS -- (0.0%)................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------
TEMPORARY CASH INVESTMENTS -- (0.4%).....................................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares....................       0.4%
                                                                                              ------




SECURITIES LENDING COLLATERAL -- (9.2%)..................................................
(S)@DFA Short Term Investment Fund.......................................................      10.1%
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11 (Collateralized by $596,948,
  FNMA 3.500%, 02/01/26, valued at $600,206) to be repurchased at $582,726...............       0.0%
                                                                                              ------
TOTAL SECURITIES LENDING COLLATERAL......................................................      10.1%
                                                                                              ------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,851,320,915)......................................     110.2%
                                                                                              ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED



Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  299,700,783           --   --    $  299,700,783
  Consumer Staples............    101,825,093 $     45,197   --       101,870,290
  Energy......................    224,443,561           --   --       224,443,561
  Financials..................    470,778,965       75,139   --       470,854,104
  Health Care.................    168,632,609       24,012   --       168,656,621
  Industrials.................    282,570,415       11,728   --       282,582,143
  Information Technology......    257,782,122           --   --       257,782,122
  Materials...................    118,813,954           --   --       118,813,954
  Other.......................             --           --   --                --
  Telecommunication Services..     49,852,546           --   --        49,852,546
  Utilities...................     29,169,187           --   --        29,169,187
Rights/Warrants...............         41,615       45,064   --            86,679
Temporary Cash Investments....      8,471,773           --   --         8,471,773
Securities Lending Collateral.             --  202,875,301   --       202,875,301
                               -------------- ------------   --    --------------

TOTAL......................... $2,012,082,623 $203,076,441   --    $2,215,159,064
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                      Percentage
                                             Shares       Value+ of Net Assets**
                                             ------       -----  ---------------
COMMON STOCKS -- (79.9%)...................
Consumer Discretionary -- (13.1%)..........
  #Aaron's, Inc............................ 282,237 $  8,125,603       0.2%
  #Buckle, Inc............................. 177,650    8,081,298       0.2%
 #*Deckers Outdoor Corp.................... 107,700    9,139,422       0.2%
  #Dillard's, Inc. Class A................. 187,213    8,989,968       0.2%
 #*Pier 1 Imports, Inc..................... 682,993    8,318,855       0.2%
  *Tenneco, Inc............................ 167,225    7,727,467       0.1%
  *Ulta Salon Cosmetics & Fragrance, Inc... 169,958    9,040,066       0.2%
  *WABCO Holdings, Inc..................... 140,934   10,407,976       0.2%
  Other Securities.........................          673,888,454      14.9%
                                                    ------------      -----
Total Consumer Discretionary...............          743,719,109      16.4%
                                                    ------------      -----

Consumer Staples -- (2.9%).................
  #Nu Skin Enterprises, Inc. Class A....... 299,624    9,614,934       0.2%
  Other Securities.........................          155,333,021       3.4%
                                                    ------------      -----
Total Consumer Staples.....................          164,947,955       3.6%
                                                    ------------      -----

Energy -- (5.3%)...........................
  *Complete Production Services, Inc....... 223,760    7,594,414       0.2%
  Frontier Oil Corp........................ 338,166    9,448,358       0.2%
  *Helix Energy Solutions Group, Inc....... 411,246    7,784,887       0.2%
  #Holly Corp.............................. 154,285    8,933,102       0.2%
  *International Coal Group, Inc........... 713,310    7,867,809       0.2%
 #*Key Energy Services, Inc................ 480,044    8,736,801       0.2%
  Lufkin Industries, Inc...................  95,925    8,856,755       0.2%
  *Rosetta Resources, Inc.................. 169,847    7,801,073       0.2%
  #RPC, Inc................................ 397,165   10,743,313       0.2%
  Other Securities.........................          224,231,371       4.9%
                                                    ------------      -----
Total Energy...............................          301,997,883       6.7%
                                                    ------------      -----

Financials -- (10.6%)......................
  *American Capital, Ltd................... 882,842    9,066,787       0.2%
  *CNO Financial Group, Inc................ 953,964    7,688,950       0.2%
  Other Securities.........................          580,800,781      12.8%
                                                    ------------      -----
Total Financials...........................          597,556,518      13.2%
                                                    ------------      -----

Health Care -- (8.5%)......................
 #*American Medical Systems Holdings, Inc.. 268,775    7,928,862       0.2%
  *HealthSpring, Inc....................... 211,823    8,788,536       0.2%
  Medicis Pharmaceutical Corp. Class A..... 212,145    7,522,662       0.2%
  Other Securities.........................          455,126,868      10.0%
                                                    ------------      -----
Total Health Care..........................          479,366,928      10.6%
                                                    ------------      -----

Industrials -- (14.6%).....................
  #Actuant Corp. Class A................... 273,540    7,593,470       0.1%
  Alexander & Baldwin, Inc................. 145,501    7,667,903       0.2%
 #*Avis Budget Group, Inc.................. 411,404    7,800,220       0.2%
 #*General Cable Corp...................... 189,054    9,169,119       0.2%
  *Hexcel Corp............................. 356,681    7,679,342       0.2%
  #Manitowoc Co., Inc. (The)............... 459,749   10,201,830       0.2%
  *Old Dominion Freight Line, Inc.......... 201,306    7,532,871       0.1%
  *Sauer-Danfoss, Inc...................... 130,532    7,705,304       0.2%
  Other Securities.........................          760,157,910      16.8%
                                                    ------------      -----
Total Industrials..........................          825,507,969      18.2%
                                                    ------------      -----

Information Technology -- (17.1%)..........
 #*Acme Packet, Inc........................ 161,675   13,355,972       0.3%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                               Percentage
                                                                                       Shares         Value+ of Net Assets**
                                                                                       ------         -----  ---------------
Information Technology -- (Continued)
 #*Ancestry.com, Inc.                                                                 163,751 $    7,483,421       0.1%
  *Ariba, Inc.                                                                        262,753      9,135,922       0.2%
 #*Aruba Networks, Inc.                                                               263,829      9,479,376       0.2%
  *Fairchild Semiconductor International, Inc.                                        398,681      8,360,341       0.2%
  *Hypercom Corp.                                                                     918,056     10,989,130       0.2%
  *International Rectifier Corp.                                                      225,033      7,777,140       0.2%
 #*IPG Photonics Corp.                                                                204,333     14,192,970       0.3%
  *Loral Space & Communications, Inc.                                                 128,378      8,973,622       0.2%
 #*Riverbed Technology, Inc.                                                          293,942     10,329,122       0.2%
  *TIBCO Software, Inc.                                                               474,473     14,229,445       0.3%
 #*Veeco Instruments, Inc.                                                            155,644      7,958,078       0.2%
 #*VeriFone Systems, Inc.                                                             226,455     12,414,263       0.3%
  *Vishay Intertechnology, Inc.                                                       427,738      8,161,241       0.2%
  Other Securities                                                                               823,002,278      18.2%
                                                                                              --------------      -----
Total Information Technology                                                                     965,842,321      21.3%
                                                                                              --------------      -----

Materials -- (4.8%)
  Carpenter Technology Corp.                                                          165,007      8,458,259       0.2%
  *Coeur d'Alene Mines Corp.                                                          254,520      8,070,829       0.2%
  #NewMarket Corp.............................................................         43,500      8,017,920       0.1%
  *Rockwood Holdings, Inc.                                                            141,834      8,047,661       0.2%
  Westlake Chemical Corp.                                                             127,313      8,358,098       0.2%
  Other Securities                                                                               230,284,691       5.1%
                                                                                              --------------      -----
Total Materials                                                                                  271,237,458       6.0%
                                                                                              --------------      -----

Other -- (0.0%)
  Other Securities                                                                                       454       0.0%
                                                                                              --------------      -----

Telecommunication Services -- (0.8%)
  Other Securities                                                                                46,650,648       1.0%
                                                                                              --------------      -----

Utilities -- (2.2%)
  Other Securities                                                                               121,962,992       2.7%
                                                                                              --------------      -----
TOTAL COMMON STOCKS                                                                            4,518,790,235      99.7%
                                                                                              --------------      -----

RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                                   137,432       0.0%
                                                                                              --------------      -----

TEMPORARY CASH INVESTMENTS -- (0.4%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares              22,078,495     22,078,495       0.5%
                                                                                              --------------      -----

                                                                                  Shares/
                                                                                   Face
                                                                                  Amount
                                                                                  ------
                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (19.7%)
(S)@DFA Short Term Investment Fund                                              1,110,010,185  1,110,010,185      24.5%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by
  $3,275,544 FNMA 3.500%, 02/01/26, valuedat $3,293,419) to be repurchased
  at $3,197,509                                                                $        3,197      3,197,493       0.1%
                                                                                              --------------      -----
TOTAL SECURITIES LENDING COLLATERAL                                                            1,113,207,678      24.6%
                                                                                              --------------      -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         Percentage
                                                Value+ of Net Assets**
                                                ------ ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $4,434,531,322)........ $5,654,213,840     124.8%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  743,719,109             --   --    $  743,719,109
  Consumer Staples............    164,850,813 $       97,142   --       164,947,955
  Energy......................    301,997,883             --   --       301,997,883
  Financials..................    597,511,724         44,794   --       597,556,518
  Health Care.................    479,220,303        146,625   --       479,366,928
  Industrials.................    825,302,926        205,043   --       825,507,969
  Information Technology......    965,842,321             --   --       965,842,321
  Materials...................    271,237,458             --   --       271,237,458
  Other.......................             --            454   --               454
  Telecommunication Services..     46,650,648             --   --        46,650,648
  Utilities...................    121,962,992             --   --       121,962,992
Rights/Warrants...............         44,910         92,522   --           137,432
Temporary Cash Investments....     22,078,495             --   --        22,078,495
Securities Lending Collateral.             --  1,113,207,678   --     1,113,207,678
                               -------------- --------------   --    --------------
TOTAL......................... $4,540,419,582 $1,113,794,258   --    $5,654,213,840
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                  Percentage
                                            Shares       Value+ of Net Assets**
                                            ------       -----  ---------------
COMMON STOCKS -- (87.7%)
Consumer Discretionary -- (13.4%)
 #*BJ's Restaurants, Inc.                  218,820 $ 10,273,599       0.3%
  *Buffalo Wild Wings, Inc.                149,089    9,109,338       0.2%
  Finish Line, Inc. Class A                400,378    8,604,123       0.2%
  *Hibbett Sporting Goods, Inc.            213,043    8,048,765       0.2%
  #Monro Muffler Brake, Inc.               271,069    8,235,076       0.2%
  Other Securities                                  535,484,716      14.2%
                                                   ------------      -----
Total Consumer Discretionary                        579,755,617      15.3%
                                                   ------------      -----

Consumer Staples -- (3.9%)
  Andersons, Inc. (The)                    164,550    8,169,908       0.2%
  *Darling International, Inc.             608,047    9,832,120       0.3%
  J & J Snack Foods Corp.                  180,997    9,198,268       0.2%
  #PriceSmart, Inc.                        296,100   12,329,604       0.3%
  Other Securities                                  126,673,134       3.4%
                                                   ------------      -----
Total Consumer Staples                              166,203,034       4.4%
                                                   ------------      -----

Energy -- (4.5%)
  *Clayton Williams Energy, Inc.           110,880   10,042,402       0.3%
  Other Securities                                  183,923,312       4.8%
                                                   ------------      -----
Total Energy                                        193,965,714       5.1%
                                                   ------------      -----

Financials -- (11.8%)
  #FBL Financial Group, Inc. Class A       289,468    8,828,774       0.3%
  *First Cash Financial Services, Inc.     294,883   11,571,209       0.3%
  Infinity Property & Casualty Corp.       144,873    8,561,994       0.2%
 #*World Acceptance Corp.                  156,911   10,662,102       0.3%
  Other Securities                                  469,644,144      12.4%
                                                   ------------      -----
Total Financials                                    509,268,223      13.5%
                                                   ------------      -----

Health Care -- (11.0%)
  *Cyberonics, Inc.                        225,257    8,012,392       0.2%
  *Hanger Orthopedic Group, Inc.           308,862    8,391,781       0.2%
  Invacare Corp.                           248,109    8,162,786       0.2%
  *Neogen Corp.                            203,656    8,533,186       0.2%
  *Zoll Medical Corp.                      170,789    9,680,321       0.3%
  Other Securities                                  431,886,417      11.4%
                                                   ------------      -----
Total Health Care                                   474,666,883      12.5%
                                                   ------------      -----

Industrials -- (16.3%)
  *Acacia Technologies Group               346,464   14,243,135       0.4%
  *Dollar Thrifty Automotive Group, Inc.   133,851    9,226,349       0.2%
  Kaman Corp. Class A                      236,632    8,802,710       0.2%
  Raven Industries, Inc.                   178,996    9,730,223       0.2%
  #Titan International, Inc.               319,702    9,875,595       0.3%
 #*United Rentals, Inc.                    353,280   10,393,498       0.3%
  Other Securities                                  638,569,237      16.9%
                                                   ------------      -----
Total Industrials                                   700,840,747      18.5%
                                                   ------------      -----

Information Technology -- (19.8%)
  *Acme Packet, Inc.                       124,480   10,283,293       0.3%
  *Cabot Microelectronics Corp.            230,045   11,237,698       0.3%
  *Coherent, Inc.                          132,487    8,281,762       0.2%
  *Entegris, Inc.                          947,226    8,174,560       0.2%
  Forrester Research, Inc.                 223,549    8,832,421       0.2%
  iGATE Corp.                              521,424    8,843,351       0.2%
  *IPG Photonics Corp.                     458,850   31,871,721       0.8%

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                    Shares         Value+
                                                                                                    ------         -----
Information Technology -- (Continued)
 #*L-1 Identity Solutions, Inc.                                                                    785,607 $    9,215,170
  *Loral Space & Communications, Inc.                                                              158,091     11,050,561
  *Manhattan Associates, Inc.                                                                      238,948      8,637,970
  *NetScout Systems, Inc.                                                                          317,575      8,126,744
  OPNET Technologies, Inc.                                                                         203,834      7,982,139
 #*RightNow Technologies, Inc.                                                                     262,553      9,499,168
  *ScanSource, Inc.                                                                                236,107      8,445,547
 #*STEC, Inc.                                                                                      446,325      9,337,119
 #*Stratasys, Inc.                                                                                 197,122     10,615,020
 #*Travelzoo, Inc.                                                                                 131,842     10,797,860
 #*Tyler Technologies, Inc.                                                                        364,519      9,036,426
 #*Ultimate Software Group, Inc.                                                                   179,380     10,045,280
 #*Universal Display Corp.                                                                         307,402     16,888,666
  Other Securities                                                                                            638,901,505
                                                                                                           --------------
Total Information Technology                                                                                  856,103,981
                                                                                                           --------------

Materials -- (4.4%)
  #AMCOL International Corp.                                                                       263,102      9,792,656
  Arch Chemicals, Inc.                                                                             218,955      8,466,990
  Balchem Corp.                                                                                    235,675      9,353,941
  Deltic Timber Corp.                                                                              123,009      8,340,010
  Other Securities                                                                                            155,180,485
                                                                                                           --------------
Total Materials                                                                                               191,134,082
                                                                                                           --------------

Other -- (0.0%)
  Other Securities                                                                                                  2,444
                                                                                                           --------------

Telecommunication Services -- (1.2%)
  Other Securities                                                                                             52,177,910
                                                                                                           --------------

Utilities -- (1.4%)
  MGE Energy, Inc.                                                                                 196,967      8,274,584
  Other Securities                                                                                             49,734,183
                                                                                                           --------------
Total Utilities                                                                                                58,008,767
                                                                                                           --------------
TOTAL COMMON STOCKS                                                                                         3,782,127,402
                                                                                                           --------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                                                422,907
                                                                                                           --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares                            4,712,372      4,712,372
                                                                                                           --------------

                                                                                                   Shares/
                                                                                                      Face
                                                                                                    Amount
                                                                                                    ------
                                                                                                     (000)
SECURITIES LENDING COLLATERAL -- (12.2%)
(S)@DFA Short Term Investment Fund                                                             526,244,270    526,244,270
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
 (Collateralized by $1,552,901 FNMA 3.500%, 02/01/26, valued at $1,561,376) to be repurchased
 at $1,515,906                                                                                      $1,516      1,515,898
                                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL                                                                           527,760,168
                                                                                                           --------------

                                                                                                    Percentage
                                                                                               of Net Assets**
                                                                                               ---------------
Information Technology -- (Continued)
 #*L-1 Identity Solutions, Inc.                                                                      0.2%
  *Loral Space & Communications, Inc.                                                                0.3%
  *Manhattan Associates, Inc.                                                                        0.2%
  *NetScout Systems, Inc.                                                                            0.2%
  OPNET Technologies, Inc.                                                                           0.2%
 #*RightNow Technologies, Inc.                                                                       0.3%
  *ScanSource, Inc.                                                                                  0.2%
 #*STEC, Inc.                                                                                        0.3%
 #*Stratasys, Inc.                                                                                   0.3%
 #*Travelzoo, Inc.                                                                                   0.3%
 #*Tyler Technologies, Inc.                                                                          0.2%
 #*Ultimate Software Group, Inc.                                                                     0.3%
 #*Universal Display Corp.                                                                           0.5%
  Other Securities                                                                                  16.9%
                                                                                                    -----
Total Information Technology                                                                        22.6%
                                                                                                    -----

Materials -- (4.4%)
  #AMCOL International Corp.                                                                         0.3%
  Arch Chemicals, Inc.                                                                               0.2%
  Balchem Corp.                                                                                      0.3%
  Deltic Timber Corp.                                                                                0.2%
  Other Securities                                                                                   4.1%
                                                                                                    -----
Total Materials                                                                                      5.1%
                                                                                                    -----

Other -- (0.0%)
  Other Securities                                                                                   0.0%
                                                                                                    -----

Telecommunication Services -- (1.2%)
  Other Securities                                                                                   1.4%
                                                                                                    -----

Utilities -- (1.4%)
  MGE Energy, Inc.                                                                                   0.2%
  Other Securities                                                                                   1.3%
                                                                                                    -----
Total Utilities                                                                                      1.5%
                                                                                                    -----
TOTAL COMMON STOCKS                                                                                 99.9%
                                                                                                    -----
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                                   0.0%
                                                                                                    -----

TEMPORARY CASH INVESTMENTS -- (0.1%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares                                0.1%
                                                                                                    -----






SECURITIES LENDING COLLATERAL -- (12.2%)
(S)@DFA Short Term Investment Fund                                                                  13.9%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
 (Collateralized by $1,552,901 FNMA 3.500%, 02/01/26, valued at $1,561,376) to be repurchased
 at $1,515,906                                                                                       0.1%
                                                                                                    -----
TOTAL SECURITIES LENDING COLLATERAL                                                                 14.0%
                                                                                                    -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            Percentage
                                                Value+ of Net Assets**
                                                -----  ---------------
         TOTAL INVESTMENTS -- (100.0%)
          (Cost $3,386,789,027)........ $4,315,022,849     114.0%
                                        ==============     ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks.................
  Consumer Discretionary...... $  579,755,617           --   --    $  579,755,617
  Consumer Staples............    166,065,165 $    137,869   --       166,203,034
  Energy......................    193,965,714           --   --       193,965,714
  Financials..................    509,006,441      261,782   --       509,268,223
  Health Care.................    474,442,602      224,281   --       474,666,883
  Industrials.................    700,800,010       40,737   --       700,840,747
  Information Technology......    856,103,981           --   --       856,103,981
  Materials...................    191,134,082           --   --       191,134,082
  Other.......................             --        2,444   --             2,444
  Telecommunication Services..     52,177,910           --   --        52,177,910
  Utilities...................     58,008,767           --   --        58,008,767
Rights/Warrants...............         61,485      361,422   --           422,907
Temporary Cash Investments....      4,712,372           --   --         4,712,372
Securities Lending Collateral.             --  527,760,168   --       527,760,168
                               -------------- ------------   --    --------------
TOTAL......................... $3,786,234,146 $528,788,703   --    $4,315,022,849
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                                       Percentage
                                                                            Shares         Value+ of Net Assets**
                                                                            ------         -----  ---------------
COMMON STOCKS -- (82.0%)
Real Estate Investment Trusts -- (82.0%)
  Alexander's, Inc.                                                         48,795 $   21,435,156       0.7%
  #Alexandria Real Estate Equities, Inc.                                   461,058     37,875,915       1.2%
  AMB Property Corp.                                                     1,439,681     52,404,388       1.7%
  American Campus Communites, Inc.                                         561,680     19,743,052       0.6%
  #Apartment Investment & Management Co. Class A                         1,070,880     28,870,925       0.9%
  #AvalonBay Communities, Inc.                                             778,009     98,503,719       3.1%
  #BioMed Realty Trust, Inc.                                             1,091,810     21,661,510       0.7%
  #Boston Properties, Inc.                                               1,282,000    134,007,460       4.2%
  BRE Properties, Inc. Class A                                             551,733     27,983,898       0.9%
  Camden Property Trust                                                    616,784     38,703,196       1.2%
  #CBL & Associates Properties, Inc.                                     1,200,256     22,288,754       0.7%
  #Corporate Office Properties Trust                                       547,500     19,277,475       0.6%
  #Developers Diversified Realty Corp.                                   1,945,090     28,670,627       0.9%
  #Digital Realty Trust, Inc.                                              773,347     46,663,758       1.5%
  #Douglas Emmett, Inc.                                                  1,017,007     21,163,916       0.7%
  Duke Realty Corp.                                                      2,155,660     32,873,815       1.0%
  #Entertainment Properties Trust                                          398,314     18,963,730       0.6%
  #Equity Residential                                                    2,602,656    155,430,616       4.9%
  #Essex Property Trust, Inc.                                              276,971     37,524,031       1.2%
  Federal Realty Investment Trust                                          562,878     49,285,598       1.6%
  *General Growth Properties, Inc.                                       3,463,216     57,835,707       1.8%
  #HCP, Inc.                                                             3,226,720    127,842,646       4.1%
  #Health Care REIT, Inc.                                                1,407,963     75,706,170       2.4%
  #Highwood Properties, Inc.                                               655,670     24,194,223       0.8%
  #Home Properties, Inc.                                                   335,680     21,282,112       0.7%
  Hospitality Properties Trust                                           1,129,465     27,276,580       0.9%
  #Host Marriott Corp.                                                   6,093,286    108,399,558       3.4%
  #Kimco Realty Corp.                                                    3,714,442     72,580,197       2.3%
  #Liberty Property Trust                                                1,044,979     36,751,911       1.2%
  #Macerich Co. (The)                                                    1,112,431     58,758,605       1.9%
  Mack-Cali Realty Corp.                                                   727,684     25,701,799       0.8%
  #Mid-America Apartment Communities, Inc.                                 289,230     19,335,025       0.6%
  #National Retail Properties, Inc.                                        763,832     20,119,335       0.6%
  Nationwide Health Properties, Inc.                                     1,102,624     48,294,931       1.5%
  #Omega Healthcare Investors, Inc.                                        839,612     19,277,492       0.6%
  #Piedmont Office Realty Trust, Inc.                                    1,116,017     22,208,738       0.7%
  ProLogis                                                               4,811,917     78,386,128       2.5%
  Public Storage REIT                                                    1,324,670    155,397,038       4.9%
  #Realty Income Corp.                                                   1,005,558     35,747,587       1.1%
  Regency Centers Corp.                                                    749,077     35,251,564       1.1%
  Senior Housing Properties Trust                                        1,166,432     27,667,767       0.9%
  Simon Property Group, Inc.                                             2,680,150    306,984,381       9.7%
  #SL Green Realty Corp.                                                   716,070     59,097,257       1.9%
  #Tanger Factory Outlet Centers, Inc.                                     740,796     20,468,193       0.6%
  Taubman Centers, Inc.                                                    501,718     29,174,902       0.9%
  UDR, Inc.                                                              1,552,746     40,200,594       1.3%
  #Ventas, Inc.                                                          1,441,328     80,613,475       2.6%
  Vornado Realty Trust                                                   1,508,390    145,831,145       4.6%
  #Washington REIT                                                         570,992     18,500,141       0.6%
  #Weingarten Realty Investors                                           1,049,531     27,718,114       0.9%
  Other Securities                                                                    412,120,778      13.1%
                                                                                   --------------      -----
TOTAL COMMON STOCKS                                                                 3,152,055,632      99.9%
                                                                                   --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.5%)
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares   19,467,014     19,467,014       0.6%
                                                                                   --------------      -----

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                   Shares/
                                                                                                      Face
                                                                                                    Amount         Value+
                                                                                                    ------         -----
                                                                                                     (000)
SECURITIES LENDING COLLATERAL -- (17.5%)......................................................
(S)@DFA Short Term Investment Fund............................................................ 672,941,132 $  672,941,132
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11
 (Collateralized by $1,985,791 FNMA 3.500%, 02/01/26, valued at $1,996,627) to be repurchased
 at $1,938,483................................................................................      $1,938      1,938,473
                                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL...........................................................                674,879,605
                                                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,988,706,483)........................................................................             $3,846,402,251
                                                                                                           ==============

                                                                                                   Percentage
                                                                                               of Net Assets*
                                                                                               --------------

SECURITIES LENDING COLLATERAL -- (17.5%)......................................................
(S)@DFA Short Term Investment Fund............................................................      21.3%
 @Repurchase Agreement, UBS Securities LLC, 0.06%, 05/02/11
 (Collateralized by $1,985,791 FNMA 3.500%, 02/01/26, valued at $1,996,627) to be repurchased
 at $1,938,483................................................................................       0.1%
                                                                                                   ------
TOTAL SECURITIES LENDING COLLATERAL...........................................................      21.4%
                                                                                                   ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,988,706,483)........................................................................     121.9%
                                                                                                   ======

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                  Valuation Inputs
                                 --------------------------------------------------

                                      Investment in Securities (Market Value)
                                 --------------------------------------------------
                                    Level 1       Level 2    Level 3     Total
                                 -------------- ------------ ------- --------------
Common Stocks...................
  Real Estate Investment Trusts. $3,152,055,632           --   --    $3,152,055,632
Temporary Cash Investments......     19,467,014           --   --        19,467,014
Securities Lending Collateral...             -- $674,879,605   --       674,879,605
                                 -------------- ------------   --    --------------

TOTAL........................... $3,171,522,646 $674,879,605   --    $3,846,402,251
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.
                                      38

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                          Percentage
                                                 Shares      Value++ of Net Assets**
                                                 ------      -----   ---------------
COMMON STOCKS -- (83.4%)
AUSTRALIA -- (6.5%)
  Australia & New Zealand Banking Group, Ltd.   360,926 $  9,614,045       0.5%
  BHP Billiton, Ltd.                            294,474   14,909,034       0.8%
  #BHP Billiton, Ltd. Sponsored ADR              94,000    9,516,560       0.5%
  Commonwealth Bank of Australia                213,538   12,605,691       0.7%
  National Australia Bank, Ltd.                 299,123    8,905,685       0.5%
  Westpac Banking Corp.                         319,640    8,726,176       0.4%
  Other Securities                                        83,610,273       4.3%
                                                        ------------      -----
TOTAL AUSTRALIA                                          147,887,464       7.7%
                                                        ------------      -----

AUSTRIA -- (0.2%)
  Other Securities                                         5,427,621       0.3%
                                                        ------------      -----

BELGIUM -- (0.7%)
  Other Securities.............................           15,732,757       0.8%
                                                        ------------      -----

CANADA -- (8.6%)
  #Bank of Nova Scotia                          146,827    8,952,544       0.5%
  Barrick Gold Corp.                            140,200    7,160,032       0.4%
  Canadian National Resources, Ltd.             152,300    7,164,692       0.4%
  Potash Corp. of Saskatchewan, Inc.            127,800    7,219,690       0.4%
  #Royal Bank of Canada                         200,737   12,644,850       0.7%
  Suncor Energy, Inc.                           218,807   10,085,265       0.5%
  #Toronto Dominion Bank                        123,084   10,656,916       0.5%
  Other Securities                                       133,758,149       6.9%
                                                        ------------      -----
TOTAL CANADA                                             197,642,138      10.3%
                                                        ------------      -----

DENMARK -- (0.9%)
  Other Securities                                        20,572,746       1.1%
                                                        ------------      -----

FINLAND -- (0.8%)
  Other Securities                                        18,003,222       0.9%
                                                        ------------      -----

FRANCE -- (7.6%)
  BNP Paribas SA............................... 126,565   10,005,549       0.5%
  GDF Suez SA                                   173,524    7,095,282       0.4%
  *Sanofi-Aventis SA                            104,729    8,285,859       0.4%
  Total SA                                      162,680   10,418,270       0.6%
  Total SA Sponsored ADR                        144,707    9,294,531       0.5%
  Other Securities                                       129,448,352       6.7%
                                                        ------------      -----
TOTAL FRANCE                                             174,547,843       9.1%
                                                        ------------      -----

GERMANY -- (6.5%)
  #BASF SE                                      123,751   12,707,259       0.7%
  #Bayer AG                                      85,355    7,493,717       0.4%
  *Daimler AG.................................. 130,227   10,064,788       0.5%
  #Deutsche Bank AG                             130,617    8,531,902       0.4%
  Siemens AG                                     51,634    7,510,630       0.4%
  Siemens AG Sponsored ADR                       67,650    9,872,841       0.5%
  Other Securities                                        93,190,865       4.9%
                                                        ------------      -----
TOTAL GERMANY                                            149,372,002       7.8%
                                                        ------------      -----

GREECE -- (0.2%)
  Other Securities                                         3,844,224       0.2%
                                                        ------------      -----

HONG KONG -- (1.9%)
  Other Securities                                        43,331,088       2.2%
                                                        ------------      -----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                         Percentage
                                                Shares      Value++ of Net Assets**
                                                ------      -----   ---------------
IRELAND -- (0.2%)
  Other Securities                                     $  4,082,158       0.2%
                                                       ------------      -----

ISRAEL -- (0.5%)
  Other Securities                                       11,432,145       0.6%
                                                       ------------      -----

ITALY -- (2.1%)
  Other Securities                                       48,149,705       2.5%
                                                       ------------      -----

JAPAN -- (14.8%)
  Mitsubishi UFJ Financial Group, Inc. ADR   1,455,897    6,944,629       0.3%
  #Toyota Motor Corp.                          228,700    9,123,105       0.5%
  Other Securities                                      323,263,338      16.8%
                                                       ------------      -----
TOTAL JAPAN                                             339,331,072      17.6%
                                                       ------------      -----

NETHERLANDS -- (2.2%)
  Unilever NV                                  224,122    7,378,251       0.4%
  Other Securities                                       42,597,423       2.2%
                                                       ------------      -----
TOTAL NETHERLANDS                                        49,975,674       2.6%
                                                       ------------      -----

NEW ZEALAND -- (0.1%)
  Other Securities                                        1,698,547       0.1%
                                                       ------------      -----

NORWAY -- (0.9%)
  Other Securities                                       20,271,357       1.1%
                                                       ------------      -----

PORTUGAL -- (0.2%)
  Other Securities                                        4,532,011       0.2%
                                                       ------------      -----

SINGAPORE -- (1.3%)
  Other Securities                                       28,831,474       1.5%
                                                       ------------      -----

SPAIN -- (2.7%)
  #Banco Santander SA Sponsored ADR            866,699   10,747,068       0.6%
  Telefonica SA Sponsored ADR                  407,889   10,996,687       0.6%
  Other Securities                                       40,976,001       2.1%
                                                       ------------      -----
TOTAL SPAIN                                              62,719,756       3.3%
                                                       ------------      -----

SWEDEN -- (2.5%)
  Other Securities                                       57,366,495       3.0%
                                                       ------------      -----

SWITZERLAND -- (5.9%)
  Nestle SA                                    471,890   29,289,453       1.5%
  Novartis AG                                  164,651    9,763,834       0.5%
  Novartis AG ADR                              147,100    8,703,907       0.5%
  Roche Holding AG Genusschein                  97,207   15,778,632       0.8%
  *UBS AG...................................   493,094    9,868,077       0.5%
  Other Securities                                       61,966,459       3.2%
                                                       ------------      -----
TOTAL SWITZERLAND                                       135,370,362       7.0%
                                                       ------------      -----

UNITED KINGDOM -- (16.1%)
  Anglo American P.L.C.                        198,028   10,380,384       0.5%
  Barclays P.L.C. Sponsored ADR                365,409    6,961,041       0.4%
  BG Group P.L.C.                              453,969   11,690,371       0.6%
  #BHP Billiton P.L.C. ADR                     109,908    9,252,055       0.5%
  BP P.L.C. Sponsored ADR                      359,546   16,589,452       0.9%
  British American Tobacco P.L.C.              251,484   10,989,063       0.6%
  GlaxoSmithKline P.L.C.                       478,323   10,448,929       0.5%
  HSBC Holdings P.L.C.                       1,109,174   12,098,699       0.6%
  HSBC Holdings P.L.C. Sponsored ADR           309,839   16,876,930       0.9%
  Rio Tinto P.L.C.                             168,948   12,327,278       0.6%
  Royal Dutch Shell P.L.C. ADR                 267,024   20,924,001       1.1%

LARGE CAP INTERNATIONAL PORTFOLIO


                                                                                                 Shares        Value++
                                                                                                 ------        -----
UNITED KINGDOM -- (Continued)
  Standard Chartered P.L.C.                                                                     301,949 $    8,391,685
  Tesco P.L.C.                                                                                1,120,021      7,551,039
  Vodafone Group P.L.C.                                                                       3,189,133      9,219,106
  Vodafone Group P.L.C. Sponsored ADR                                                           468,720     13,649,126
  Xstrata P.L.C.                                                                                320,577      8,222,480
  Other Securities                                                                                         182,568,640
                                                                                                        --------------
TOTAL UNITED KINGDOM                                                                                       368,140,279
                                                                                                        --------------
TOTAL COMMON STOCKS                                                                                      1,908,262,140
                                                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  Other Securities                                                                                                   4
                                                                                                        --------------

GREECE -- (0.0%)
  Other Securities                                                                                                  --
                                                                                                        --------------

PORTUGAL -- (0.0%)
  Other Securities                                                                                              10,160
                                                                                                        --------------

SPAIN -- (0.0%)
  Other Securities                                                                                              11,217
                                                                                                        --------------
TOTAL RIGHTS/WARRANTS                                                                                           21,381
                                                                                                        --------------

                                                                                                   Face
                                                                                                 Amount         Value+
                                                                                                 ------         -----
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $5,715,000 FNMA 2.24%, 07/06/15, valued at $5,857,875) to be repurchased at $5,770,091        $5,770      5,770,000
                                                                                                        --------------

                                                                                                Shares/
                                                                                                   Face
                                                                                                 Amount
                                                                                                 ------
                                                                                                  (000)
SECURITIES LENDING COLLATERAL -- (16.3%)
(S)@DFA Short Term Investment Fund                                                          372,837,984    372,837,984
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%,
  05/02/11 (Collateralized by $48,926,610 FNMA 2.063%(r), 06/01/35,
  valued at $1,274,196)## to be repurchased at $1,249,216                                        $1,249      1,249,212
                                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL                                                                        374,087,196
                                                                                                        --------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,864,424,975)                                                                                 $2,288,140,717
                                                                                                        ==============

                                                                                                 Percentage
                                                                                            of Net Assets**
                                                                                            ---------------
UNITED KINGDOM -- (Continued)
  Standard Chartered P.L.C.                                                                       0.4%
  Tesco P.L.C.                                                                                    0.4%
  Vodafone Group P.L.C.                                                                           0.5%
  Vodafone Group P.L.C. Sponsored ADR                                                             0.7%
  Xstrata P.L.C.                                                                                  0.4%
  Other Securities                                                                                9.5%
                                                                                                ------
TOTAL UNITED KINGDOM                                                                             19.1%
                                                                                                ------
TOTAL COMMON STOCKS                                                                              99.2%
                                                                                                ------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  Other Securities                                                                                0.0%
                                                                                                ------

GREECE -- (0.0%)
  Other Securities                                                                                0.0%
                                                                                                ------

PORTUGAL -- (0.0%)
  Other Securities                                                                                0.0%
                                                                                                ------

SPAIN -- (0.0%)
  Other Securities                                                                                0.0%
                                                                                                ------
TOTAL RIGHTS/WARRANTS                                                                             0.0%
                                                                                                ------





TEMPORARY CASH INVESTMENTS -- (0.3%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $5,715,000 FNMA 2.24%, 07/06/15, valued at $5,857,875) to be repurchased at $5,770,091         0.3%
                                                                                                ------






SECURITIES LENDING COLLATERAL -- (16.3%)
(S)@DFA Short Term Investment Fund                                                               19.4%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%,
  05/02/11 (Collateralized by $48,926,610 FNMA 2.063%(r), 06/01/35,
  valued at $1,274,196)## to be repurchased at $1,249,216                                         0.0%
                                                                                                ------
TOTAL SECURITIES LENDING COLLATERAL                                                              19.4%
                                                                                                ------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,864,424,975)                                                                         118.9%
                                                                                                ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks.................
  Australia................... $ 12,572,182 $  135,315,282   --    $  147,887,464
  Austria.....................       74,448      5,353,173   --         5,427,621
  Belgium.....................    2,328,554     13,404,203   --        15,732,757
  Canada......................  197,642,138             --   --       197,642,138
  Denmark.....................    3,379,784     17,192,962   --        20,572,746
  Finland.....................    2,420,304     15,582,918   --        18,003,222
  France......................   18,967,224    155,580,619   --       174,547,843
  Germany.....................   33,655,736    115,716,266   --       149,372,002
  Greece......................      336,995      3,507,229   --         3,844,224
  Hong Kong...................           --     43,331,088   --        43,331,088
  Ireland.....................    1,705,001      2,377,157   --         4,082,158
  Israel......................    6,286,680      5,145,465   --        11,432,145
  Italy.......................    8,177,121     39,972,584   --        48,149,705
  Japan.......................   36,004,576    303,326,496   --       339,331,072
  Netherlands.................    5,703,962     44,271,712   --        49,975,674
  New Zealand.................           --      1,698,547   --         1,698,547
  Norway Corp.................    1,437,969     18,833,388   --        20,271,357
  Portugal....................      249,487      4,282,524   --         4,532,011
  Singapore...................           --     28,831,474   --        28,831,474
  Spain.......................   34,980,971     27,738,785   --        62,719,756
  Sweden......................      983,980     56,382,515   --        57,366,495
  Switzerland.................   19,369,083    116,001,279   --       135,370,362
  United Kingdom..............  125,455,392    242,684,887   --       368,140,279
Rights/Warrants...............
  Belgium.....................           --              4   --                 4
  Greece......................           --             --   --                --
  Portugal....................       10,160             --   --            10,160
  Spain.......................       11,206             11   --            11,217
Temporary Cash Investments....           --      5,770,000   --         5,770,000
Securities Lending Collateral.           --    374,087,196   --       374,087,196
                               ------------ --------------   --    --------------
TOTAL......................... $511,752,953 $1,776,387,764   --    $2,288,140,717
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                          Percentage
                                                 Shares      Value++ of Net Assets**
                                                 ------      -----   ---------------
COMMON STOCKS -- (82.8%).......................
AUSTRALIA -- (5.5%)............................
  #Australia & New Zealand Banking Group, Ltd.. 658,301 $ 17,535,271       0.3%
  #Commonwealth Bank of Australia.............. 254,892   15,046,923       0.2%
  National Australia Bank, Ltd................. 788,988   23,490,265       0.4%
  Other Securities.............................          344,372,946       5.7%
                                                        ------------      -----
TOTAL AUSTRALIA................................          400,445,405       6.6%
                                                        ------------      -----

AUSTRIA -- (0.5%)..............................
  Other Securities.............................           36,119,996       0.6%
                                                        ------------      -----

BELGIUM -- (1.1%)..............................
  Other Securities.............................           75,263,041       1.2%
                                                        ------------      -----

CANADA -- (9.6%)...............................
  #Royal Bank of Canada........................ 230,274   14,505,449       0.2%
  Suncor Energy, Inc........................... 578,166   26,648,860       0.4%
  Teck Resources, Ltd. Class B................. 279,087   15,170,369       0.3%
  #Toronto Dominion Bank....................... 309,560   26,802,468       0.4%
  Other Securities.............................          615,692,351      10.2%
                                                        ------------      -----
TOTAL CANADA...................................          698,819,497      11.5%
                                                        ------------      -----

DENMARK -- (0.8%)..............................
  Other Securities.............................           60,031,083       1.0%
                                                        ------------      -----

FINLAND -- (1.4%)..............................
  Other Securities.............................          102,499,034       1.7%
                                                        ------------      -----

FRANCE -- (7.0%)...............................
  BNP Paribas SA............................... 331,407   26,199,257       0.4%
  Cie de Saint-Gobain SA....................... 217,607   15,014,819       0.3%
  GDF Suez SA.................................. 448,650   18,345,003       0.3%
 #*Sanofi-Aventis SA ADR....................... 530,172   20,952,397       0.4%
  #Schneider Electric SA.......................  88,768   15,682,922       0.3%
  Societe Generale Paris SA.................... 219,316   14,656,429       0.2%
  #Total SA Sponsored ADR...................... 448,384   28,799,704       0.5%
  Vivendi SA................................... 445,349   13,963,902       0.2%
  Other Securities.............................          352,527,039       5.8%
                                                        ------------      -----
TOTAL FRANCE...................................          506,141,472       8.4%
                                                        ------------      -----

GERMANY -- (5.4%)..............................
  Allianz SE Sponsored ADR..................... 984,886   15,511,954       0.3%
  Bayerische Motoren Werke AG.................. 146,243   13,768,599       0.2%
 #*Daimler AG.................................. 304,129   23,505,063       0.4%
  Deutsche Bank AG............................. 242,074   15,766,133       0.3%
  #E.ON AG..................................... 401,016   13,706,397       0.2%
  Munchener Rueckversicherungs-Gesellschaft AG.  86,672   14,296,967       0.2%
  #Siemens AG Sponsored ADR.................... 125,474   18,311,676       0.3%
  Other Securities.............................          278,606,306       4.6%
                                                        ------------      -----
TOTAL GERMANY..................................          393,473,095       6.5%
                                                        ------------      -----

GREECE -- (0.5%)...............................
  Other Securities.............................           36,920,143       0.6%
                                                        ------------      -----

HONG KONG -- (2.0%)............................
  Other Securities.............................          144,842,905       2.4%
                                                        ------------      -----

IRELAND -- (0.5%)..............................
  Other Securities.............................           34,018,708       0.6%
                                                        ------------      -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                                                     Percentage
                                                          Shares        Value++ of Net Assets**
                                                          ------        -----   ---------------
ISRAEL -- (0.7%)
  Teva Pharmaceutical Industries, Ltd. Sponsored ADR     368,163 $   16,836,094       0.3%
  Other Securities                                                   32,613,073       0.5%
                                                                 --------------      -----
TOTAL ISRAEL                                                         49,449,167       0.8%
                                                                 --------------      -----

ITALY -- (2.1%)
  UniCredit SpA                                        5,518,028     14,210,670       0.2%
  Other Securities                                                  139,654,035       2.3%
                                                                 --------------      -----
TOTAL ITALY                                                         153,864,705       2.5%
                                                                 --------------      -----

JAPAN -- (14.4%)
  #Honda Motor Co., Ltd. Sponsored ADR                   409,732     15,713,222       0.3%
  Sumitomo Mitsui Financial Group, Inc.                  484,058     15,035,748       0.2%
  Toyota Motor Corp. Sponsored ADR                       312,041     24,863,427       0.4%
  Other Securities                                                  992,497,451      16.4%
                                                                 --------------      -----
TOTAL JAPAN                                                       1,048,109,848      17.3%
                                                                 --------------      -----

NETHERLANDS -- (2.3%)
 #*ING Groep NV Sponsored ADR                          1,565,969     20,655,131       0.4%
  Other Securities                                                  141,771,543       2.3%
                                                                 --------------      -----
TOTAL NETHERLANDS                                                   162,426,674       2.7%
                                                                 --------------      -----

NEW ZEALAND -- (0.2%)
  Other Securities                                                   13,206,300       0.2%
                                                                 --------------      -----

NORWAY -- (1.0%)
  Other Securities                                                   75,220,457       1.2%
                                                                 --------------      -----

PORTUGAL -- (0.3%)
  Other Securities                                                   23,016,664       0.4%
                                                                 --------------      -----

SINGAPORE -- (1.3%)
  Other Securities                                                   94,534,651       1.6%
                                                                 --------------      -----

SPAIN -- (2.1%)
  #Banco Santander SA Sponsored ADR                    2,184,692     27,090,181       0.4%
  Other Securities                                                  125,362,027       2.1%
                                                                 --------------      -----
TOTAL SPAIN                                                         152,452,208       2.5%
                                                                 --------------      -----

SWEDEN -- (2.5%)
  Nordea Bank AB                                       1,205,520     13,744,737       0.2%
  Other Securities                                                  168,306,819       2.8%
                                                                 --------------      -----
TOTAL SWEDEN                                                        182,051,556       3.0%
                                                                 --------------      -----

SWITZERLAND -- (5.6%)
  Compagnie Financiere Richemont SA Series A             232,579     15,043,012       0.2%
  Credit Suisse Group AG Sponsored ADR                   405,680     18,454,383       0.3%
  Holcim, Ltd. AG                                        196,366     17,109,769       0.3%
  Nestle SA                                              546,164     33,899,521       0.6%
  #Novartis AG ADR                                       490,226     29,006,672       0.5%
  *UBS AG                                              1,301,013     26,036,610       0.4%
  Zurich Financial Services AG                            91,736     25,794,204       0.4%
  Other Securities                                                  242,367,281       4.0%
                                                                 --------------      -----
TOTAL SWITZERLAND                                                   407,711,452       6.7%
                                                                 --------------      -----

UNITED KINGDOM -- (16.0%)
  Anglo American P.L.C.                                  536,326     28,113,548       0.5%
  #Barclays P.L.C. Sponsored ADR                       1,016,357     19,361,601       0.3%
  BG Group P.L.C.                                        598,458     15,411,176       0.3%
  BP P.L.C. Sponsored ADR                              1,170,156     53,990,998       0.9%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED



                                                                      Percentage
                                           Shares        Value++ of Net Assets**
                                           ------        -----   ---------------
UNITED KINGDOM -- (Continued)
  #HSBC Holdings P.L.C. Sponsored ADR   1,280,305 $   69,738,213       1.2%
  Imperial Tobacco Group P.L.C.           400,030     14,109,950       0.2%
  #Prudential P.L.C. ADR                  545,150     14,086,676       0.2%
  #Rio Tinto P.L.C. Sponsored ADR         257,107     18,822,803       0.3%
  Royal Dutch Shell P.L.C. ADR          1,131,506     88,664,810       1.5%
  SABmiller P.L.C.                        396,880     14,826,541       0.3%
  Standard Chartered P.L.C.               941,963     26,178,780       0.4%
  Vodafone Group P.L.C. Sponsored ADR   1,875,431     54,612,551       0.9%
  Xstrata P.L.C.                          782,713     20,075,808       0.3%
  Other Securities                                   724,002,047      11.9%
                                                  --------------      -----
TOTAL UNITED KINGDOM                               1,161,995,502      19.2%
                                                  --------------      -----

UNITED STATES -- (0.0%)
  Other Securities                                       655,387       0.0%
                                                  --------------      -----
TOTAL COMMON STOCKS                                6,013,268,950      99.2%
                                                  --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
  Other Securities                                            41       0.0%
                                                  --------------      -----

BELGIUM -- (0.0%)
  Other Securities                                         2,953       0.0%
                                                  --------------      -----

DENMARK -- (0.0%)
  Other Securities                                           966       0.0%
                                                  --------------      -----

FRANCE -- (0.0%)
  Other Securities                                           522       0.0%
                                                  --------------      -----

GERMANY -- (0.0%)
  Other Securities                                       122,789       0.0%
                                                  --------------      -----

GREECE -- (0.0%)
  Other Securities                                         2,086       0.0%
                                                  --------------      -----

ITALY -- (0.0%)
  Other Securities                                           465       0.0%
                                                  --------------      -----

JAPAN -- (0.0%)
  Other Securities                                            --       0.0%
                                                  --------------      -----

NORWAY -- (0.0%)
  Other Securities                                           184       0.0%
                                                  --------------      -----

PORTUGAL -- (0.0%)
  Other Securities                                       113,710       0.0%
                                                  --------------      -----

SINGAPORE -- (0.0%)
  Other Securities                                       147,547       0.0%
                                                  --------------      -----

SPAIN -- (0.0%)
  Other Securities                                        79,898       0.0%
                                                  --------------      -----

SWITZERLAND -- (0.0%)
  Other Securities                                           519       0.0%
                                                  --------------      -----

UNITED KINGDOM -- (0.0%)
  Other Securities                                         2,894       0.0%
                                                  --------------      -----
TOTAL RIGHTS/WARRANTS                                    474,574       0.0%
                                                  --------------      -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED



                                                                                                    Face
                                                                                                  Amount         Value+
                                                                                                  ------         -----
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $28,475,000 FNMA 2.24%, 07/06/15, valued at $29,186,875) to be repurchased at
   $28,753,455............................................................................       $28,753    $28,753,000
                                                                                                         --------------

                                                                                                 Shares/
                                                                                                    Face
                                                                                                  Amount
                                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (16.8%)..................................................
(S)@DFA Short Term Investment Fund........................................................ 1,218,052,611  1,218,052,611
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,590,437)## to be repurchased at
 $1,559,257...............................................................................        $1,559      1,559,252
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                1,219,611,863
                                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $6,506,851,776)....................................................................               $7,262,108,387
                                                                                                         ==============

                                                                                                Percentage
                                                                                           of Net Assets**
                                                                                           ---------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $28,475,000 FNMA 2.24%, 07/06/15, valued at $29,186,875) to be repurchased at
   $28,753,455............................................................................       0.5%
                                                                                               ------





SECURITIES LENDING COLLATERAL -- (16.8%)..................................................
(S)@DFA Short Term Investment Fund........................................................      20.1%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,590,437)## to be repurchased at
 $1,559,257...............................................................................       0.0%
                                                                                               ------
TOTAL SECURITIES LENDING COLLATERAL.......................................................      20.1%
                                                                                               ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $6,506,851,776)....................................................................     119.8%
                                                                                               ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks.................
  Australia................... $   27,480,405 $  372,965,000   --    $  400,445,405
  Austria.....................        130,284     35,989,712   --        36,119,996
  Belgium.....................      5,627,093     69,635,948   --        75,263,041
  Canada......................    698,819,030            467   --       698,819,497
  Denmark.....................      3,041,786     56,989,297   --        60,031,083
  Finland.....................      5,008,899     97,490,135   --       102,499,034
  France......................     93,482,704    412,658,768   --       506,141,472
  Germany.....................     72,283,916    321,189,179   --       393,473,095
  Greece......................      3,845,305     33,074,838   --        36,920,143
  Hong Kong...................        547,361    144,295,544   --       144,842,905
  Ireland.....................     10,180,098     23,838,610   --        34,018,708
  Israel......................     19,618,978     29,830,189   --        49,449,167
  Italy.......................     18,107,930    135,756,775   --       153,864,705
  Japan.......................     90,055,804    958,054,044   --     1,048,109,848
  Netherlands.................     39,540,218    122,886,456   --       162,426,674
  New Zealand.................        457,775     12,748,525   --        13,206,300
  Norway......................      5,357,302     69,863,155   --        75,220,457
  Portugal....................        300,030     22,716,634   --        23,016,664
  Singapore...................         13,302     94,521,349   --        94,534,651
  Spain.......................     59,757,395     92,694,813   --       152,452,208
  Sweden......................     11,241,760    170,809,796   --       182,051,556
  Switzerland.................     69,419,090    338,292,362   --       407,711,452
  United Kingdom..............    406,138,257    755,857,245   --     1,161,995,502
  United States...............        655,387             --   --           655,387
Rights/Warrants...............
  Australia...................             --             41   --                41
  Belgium.....................          1,678          1,275   --             2,953
  Denmark.....................            962              4   --               966
  France......................            522             --   --               522
  Germany.....................        122,789             --   --           122,789
  Greece......................             --          2,086   --             2,086
  Italy.......................            465             --   --               465
  Japan.......................             --             --   --                --
  Norway......................             --            184   --               184
  Portugal....................        113,710             --   --           113,710
  Singapore...................        147,547             --   --           147,547
  Spain.......................         79,898             --   --            79,898
  Switzerland.................            519             --   --               519
  United Kingdom..............             --          2,894   --             2,894
Temporary Cash Investments....             --     28,753,000   --        28,753,000
Securities Lending Collateral.             --  1,219,611,863   --     1,219,611,863
                               -------------- --------------   --    --------------
TOTAL......................... $1,641,578,199 $5,620,530,188   --    $7,262,108,387
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                                Value+
                                                                                                -----

AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in The Continental Small Company Series of The DFA Investment Trust
  Company..........................................................................         $2,554,907,215
Investment in The Japanese Small Company Series of The DFA Investment Trust
  Company..........................................................................          1,308,562,165
Investment in The United Kingdom Small Company Series of The DFA Investment Trust
  Company..........................................................................          1,236,071,806
Investment in The Canadian Small Company Series of The DFA Investment Trust
  Company..........................................................................            957,603,123
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust
  Company..........................................................................            929,252,329
                                                                                            --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost
     $5,617,598,557)...............................................................         $6,986,396,638
                                                                                            ==============

                                                                                     Face
                                                                                    Amount
                                                                                    (000)
                                                                                    -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
  $10,975,000 FNMA 2.24%, 07/06/15, valued at $11,249,375) to be repurchased at
  $11,083,175 (Cost $11,083,000)................................................... $11,083     11,083,000
                                                                                            --------------
   TOTAL INVESTMENTS - (100.0%) (Cost $5,628,681,557)..............................         $6,997,479,638
                                                                                            ==============

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                                 -------------------------------------------------

                                      Investment in Securities (Market Value)
                                 -------------------------------------------------
                                    Level 1       Level 2   Level 3     Total
                                 -------------- ----------- ------- --------------
Affiliated Investment Companies. $6,986,396,638          --   --    $6,986,396,638
Temporary Cash Investments......             -- $11,083,000   --        11,083,000
                                 -------------- -----------   --    --------------
TOTAL........................... $6,986,396,638 $11,083,000   --    $6,997,479,638
                                 ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                        Value+
                                                                                        -----
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company. $169,096,348
                                                                                     ------------

    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $228,036,350)............................................................ $169,096,348
                                                                                     ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                                            Value+
                                                                                            -----
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company. $169,658,381
                                                                                         ------------

  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
   (Cost $131,164,746).................................................................. $169,658,381
                                                                                         ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                             Value+
                                                                                             -----
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company. $39,416,049
                                                                                           -----------

    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $30,882,561)................................................................... $39,416,049
                                                                                           ===========

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).


                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                                           Value+
                                                                                           -----
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company  $157,927,445
                                                                                        ------------

    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $116,394,338)............................................................... $157,927,445
                                                                                        ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                                  Percentage
                                                                          Shares      Value++ of Net Assets**
                                                                          ------      -----   ---------------
COMMON STOCKS -- (84.5%).............................................
AUSTRALIA -- (23.1%).................................................
  CFS Retail Property Trust..........................................  9,140,519 $ 17,945,434      1.6%
  Charter Hall Office REIT...........................................  2,029,254    7,830,793      0.7%
  #Commonwealth Property Office Fund.................................  9,463,351    9,515,454      0.9%
  Dexus Property Group............................................... 21,215,870   20,516,558      1.8%
  Goodman Group...................................................... 30,284,299   23,624,671      2.1%
  GPT Group..........................................................  7,962,846   27,661,126      2.5%
  Investa Office Fund................................................ 11,534,168    7,985,411      0.7%
  Stockland Trust Group.............................................. 10,460,501   43,428,076      3.9%
  Westfield Group....................................................  8,715,464   86,367,676      7.8%
  Westfield Retail Trust............................................. 11,453,758   33,269,167      3.0%
  Other Securities...................................................              23,098,132      2.1%
                                                                                 ------------     ------
TOTAL AUSTRALIA......................................................             301,242,498     27.1%
                                                                                 ------------     ------

BELGIUM -- (1.5%)....................................................
  Befimmo SCA........................................................     58,642    5,439,713      0.5%
  #Cofinimmo SA......................................................     53,750    8,271,881      0.7%
  Other Securities...................................................               6,055,414      0.6%
                                                                                 ------------     ------
TOTAL BELGIUM........................................................              19,767,008      1.8%
                                                                                 ------------     ------

CANADA -- (5.9%).....................................................
  #Calloway REIT.....................................................    214,454    5,673,290      0.5%
  #H&R REIT..........................................................    524,846   12,148,314      1.1%
  #Riocan REIT.......................................................    561,572   15,046,082      1.4%
  Other Securities...................................................              43,857,641      3.9%
                                                                                 ------------     ------
TOTAL CANADA.........................................................              76,725,327      6.9%
                                                                                 ------------     ------

CHINA -- (0.1%)......................................................
  Other Securities...................................................               1,404,452      0.1%
                                                                                 ------------     ------
FRANCE -- (12.9%)....................................................
  Fonciere des Regions SA............................................    111,672   12,672,837      1.2%
  Gecina SA..........................................................     90,375   13,025,699      1.2%
  #Icade SA..........................................................     98,453   12,621,398      1.1%
  Klepierre SA.......................................................    427,257   17,558,008      1.6%
  Societe Immobiliere de Location pour l'Industrie et le Commerce SA.     60,179    9,020,480      0.8%
  #Unibail-Rodamco SE................................................    394,586   92,315,610      8.3%
  Other Securities...................................................              11,462,563      1.0%
                                                                                 ------------     ------
TOTAL FRANCE.........................................................             168,676,595     15.2%
                                                                                 ------------     ------

GERMANY -- (0.2%)....................................................
  Other Securities...................................................               2,042,909      0.2%
                                                                                 ------------     ------

GREECE -- (0.0%).....................................................
  Other Securities...................................................                 408,221      0.0%
                                                                                 ------------     ------

HONG KONG -- (3.2%)..................................................
  #Champion REIT..................................................... 10,989,012    6,342,098      0.6%
  Link REIT (The)....................................................  9,715,472   30,619,562      2.7%
  Other Securities...................................................               4,132,109      0.4%
                                                                                 ------------     ------
TOTAL HONG KONG......................................................              41,093,769      3.7%
                                                                                 ------------     ------

ISRAEL -- (0.0%).....................................................
  Other Securities...................................................                 391,909      0.0%
                                                                                 ------------     ------

ITALY -- (0.3%)......................................................
  Other Securities...................................................               3,456,857      0.3%
                                                                                 ------------     ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                       Percentage
                                             Shares        Value++ of Net Assets**
                                             ------        -----   ---------------
JAPAN -- (12.9%).........................
  Advance Residence Investment Corp......     4,254 $    8,909,709      0.8%
  #Frontier Real Estate Investment Corp..       766      7,101,739      0.6%
  Japan Logistics Fund, Inc..............       620      5,318,468      0.5%
  Japan Prime Realty Investment Corp.....     2,950      8,388,541      0.7%
  Japan Real Estate Investment Corp......     2,177     21,550,137      1.9%
  Japan Retail Fund Investment...........     6,713     10,852,974      1.0%
  #MORI TRUST Sogo REIT, Inc.............       744      7,557,169      0.7%
  #Nippon Building Fund, Inc.............     2,395     24,104,622      2.2%
  #Nomura Real Estate Office Fund, Inc...     1,192      8,630,683      0.8%
  #Orix Jreit, Inc.......................     1,057      5,770,286      0.5%
  United Urban Investment Corp...........     6,016      7,634,530      0.7%
  Other Securities.......................               52,289,100      4.7%
                                                    --------------     ------
TOTAL JAPAN..............................              168,107,958     15.1%
                                                    --------------     ------

MALAYSIA -- (0.1%).......................
  Other Securities.......................                1,006,452      0.1%
                                                    --------------     ------

NETHERLANDS -- (3.4%)....................
  #Corio NV..............................   237,525     16,818,292      1.5%
  Eurocommercial Properties NV...........   152,188      7,821,339      0.7%
  VastNed Retail NV......................    72,402      5,548,018      0.5%
  #Wereldhave NV.........................    89,009      9,303,423      0.8%
  Other Securities.......................                4,893,949      0.5%
                                                    --------------     ------
TOTAL NETHERLANDS........................               44,385,021      4.0%
                                                    --------------     ------

NEW ZEALAND -- (0.7%)....................
  Other Securities.......................                9,456,462      0.9%
                                                    --------------     ------

SINGAPORE -- (5.8%)......................
  Ascendas REIT.......................... 6,612,000     10,981,499      1.0%
  #CapitaCommercial Trust................ 8,802,000     10,368,716      0.9%
  CapitaMall Trust....................... 9,910,300     15,329,499      1.4%
  #Suntec REIT........................... 8,802,000     10,941,764      1.0%
  Other Securities.......................               28,356,345      2.6%
                                                    --------------     ------
TOTAL SINGAPORE..........................               75,977,823      6.9%
                                                    --------------     ------

SOUTH AFRICA -- (1.2%)...................
  Other Securities.......................               15,209,380      1.4%
                                                    --------------     ------

TAIWAN -- (0.4%).........................
  Other Securities.......................                5,165,341      0.5%
                                                    --------------     ------
TURKEY -- (0.3%).........................
  Other Securities.......................                3,721,065      0.3%
                                                    --------------     ------

UNITED KINGDOM -- (12.5%)................
  British Land Co. P.L.C................. 3,468,090     34,918,778      3.1%
  Capital Shopping Centres Group P.L.C... 2,010,281     13,661,937      1.2%
  Derwent London P.L.C...................   424,026     12,721,129      1.1%
  Great Portland Estates P.L.C........... 1,205,759      8,495,301      0.8%
  Hammerson P.L.C........................ 2,892,433     22,739,690      2.1%
  Land Securities Group P.L.C............ 3,045,575     40,033,426      3.6%
  Segro P.L.C............................ 2,834,726     15,428,138      1.4%
  Shaftesbury P.L.C......................   822,648      7,070,992      0.6%
  Other Securities.......................                7,270,088      0.7%
                                                    --------------     ------
TOTAL UNITED KINGDOM.....................              162,339,479     14.6%
                                                    --------------     ------
TOTAL COMMON STOCKS......................            1,100,578,526     99.1%
                                                    --------------     ------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                                                                               Value++
                                                                                                               -----
RIGHTS/WARRANTS -- (0.0%).................................................................
UNITED KINGDOM -- (0.0%)..................................................................
  Other Securities........................................................................                      $1,078
                                                                                                        --------------

                                                                                                   Face
                                                                                                 Amount         Value+
                                                                                                 ------         -----
                                                                                                  (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $2,390,000 FNMA 2.24%, 07/06/15, valued at $2,449,750) to be repurchased at
   $2,412,038.............................................................................       $2,412      2,412,000
                                                                                                        --------------

                                                                                                Shares/
                                                                                                   Face
                                                                                                 Amount
                                                                                                 ------
                                                                                                  (000)
SECURITIES LENDING COLLATERAL -- (15.3%)..................................................
(S)@DFA Short Term Investment Fund........................................................  199,193,000    199,193,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $403,316)## to be repurchased at
 $395,409................................................................................. $        395        395,408
                                                                                                        --------------

TOTAL SECURITIES LENDING COLLATERAL.......................................................                 199,588,408
                                                                                                        --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,216,461,623)....................................................................              $1,302,580,012
                                                                                                        ==============

                                                                                               Percentage
                                                                                           of Net Assets**
                                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%).................................................................
UNITED KINGDOM -- (0.0%)..................................................................
  Other Securities........................................................................       0.0%
                                                                                               -------





TEMPORARY CASH INVESTMENTS -- (0.2%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $2,390,000 FNMA 2.24%, 07/06/15, valued at $2,449,750) to be repurchased at
   $2,412,038.............................................................................       0.2%
                                                                                               -------






SECURITIES LENDING COLLATERAL -- (15.3%)..................................................
(S)@DFA Short Term Investment Fund........................................................      18.0%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $403,316)## to be repurchased at
 $395,409.................................................................................       0.0%
                                                                                               -------

TOTAL SECURITIES LENDING COLLATERAL.......................................................      18.0%
                                                                                               -------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,216,461,623)....................................................................     117.3%
                                                                                               =======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks.................
  Australia................... $ 33,269,167 $  267,973,331   --    $  301,242,498
  Belgium.....................           --     19,767,008   --        19,767,008
  Canada......................   76,725,327             --   --        76,725,327
  China.......................           --      1,404,452   --         1,404,452
  France......................           --    168,676,595   --       168,676,595
  Germany.....................           --      2,042,909   --         2,042,909
  Greece......................           --        408,221   --           408,221
  Hong Kong...................           --     41,093,769   --        41,093,769
  Israel......................           --        391,909   --           391,909
  Italy.......................           --      3,456,857   --         3,456,857
  Japan.......................           --    168,107,958   --       168,107,958
  Malaysia....................           --      1,006,452   --         1,006,452
  Netherlands.................           --     44,385,021   --        44,385,021
  New Zealand.................           --      9,456,462   --         9,456,462
  Singapore...................           --     75,977,823   --        75,977,823
  South Africa................           --     15,209,380   --        15,209,380
  Taiwan......................           --      5,165,341   --         5,165,341
  Turkey......................           --      3,721,065   --         3,721,065
  United Kingdom..............           --    162,339,479   --       162,339,479
Rights/Warrants...............
  United Kingdom..............           --          1,078   --             1,078
Temporary Cash Investments....           --      2,412,000   --         2,412,000
Securities Lending Collateral.           --    199,588,408   --       199,588,408
                               ------------ --------------   --    --------------

TOTAL......................... $109,994,494 $1,192,585,518   --    $1,302,580,012
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                         Shares      Value+
                                                                                         ------      -----
AFFILIATED INVESTMENT COMPANIES -- (99.8%)............................................
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group
  Inc................................................................................. 18,806,804 $457,193,405
Investment in DFA International Real Estate Securities Portfolio of DFA Investment
  Dimensions Group Inc................................................................ 64,031,023  357,933,419
                                                                                                  ------------
 TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $583,053,221)................................................................             815,126,824
                                                                                                  ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)..................................................
 BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares
   (Cost $1,244,145)..................................................................  1,244,145    1,244,145
                                                                                                  ------------
 TOTAL INVESTMENTS - (100.0%)
   (Cost $584,297,366)................................................................            $816,370,969
                                                                                                  ============

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                                    -----------------------------------------

                                     Investment in Securities (Market Value)
                                    -----------------------------------------
                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $815,126,824   --      --    $815,126,824
   Temporary Cash Investments......    1,244,145   --      --       1,244,145
                                    ------------   --      --    ------------
   TOTAL........................... $816,370,969   --      --    $816,370,969
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                               Percentage
                                       Shares        Value++ of Net Assets**
                                       ------        -----   ---------------
   COMMON STOCKS -- (89.8%)
   AUSTRALIA -- (6.3%)
     Iluka Resources, Ltd.          4,434,577 $   61,017,166       0.7%
     #Primary Health Care, Ltd.     9,855,016     37,590,969       0.4%
     Other Securities                            542,533,643       5.8%
                                              --------------      -----
   TOTAL AUSTRALIA                               641,141,778       6.9%
                                              --------------      -----

   AUSTRIA -- (1.0%)
    #*Wienerberger AG               2,057,496     43,996,875       0.5%
     Other Securities                             53,208,936       0.6%
                                              --------------      -----
   TOTAL AUSTRIA                                  97,205,811       1.1%
                                              --------------      -----

   BELGIUM -- (1.0%)
     Other Securities                            104,713,305       1.1%
                                              --------------      -----

   CANADA -- (12.5%)
     *Advantage Oil & Gas, Ltd.     4,505,065     38,282,220       0.4%
    #*Canfor Corp.                  2,910,053     38,322,951       0.4%
     *Celestica, Inc.               4,421,197     48,924,518       0.5%
     Groupe Aeroplan, Inc.          3,926,331     53,822,875       0.6%
     #HudBay Minerals, Inc.         2,684,176     42,837,877       0.5%
     #Laurentian Bank of Canada       707,853     37,609,016       0.4%
     *Precision Drilling Corp.      2,895,326     43,851,421       0.5%
     *Quadra FNX Mining, Ltd.       2,985,672     49,006,485       0.5%
     RONA, Inc.                     3,264,600     47,719,091       0.5%
     Sherritt International Corp.   6,945,583     58,727,119       0.7%
     Trinidad Drilling, Ltd.        2,991,070     34,268,561       0.4%
     West Fraser Timber Co., Ltd.     702,774     39,961,149       0.4%
     Other Securities                            742,229,393       8.0%
                                              --------------      -----
   TOTAL CANADA                                1,275,562,676      13.8%
                                              --------------      -----

   DENMARK -- (0.6%)
     Other Securities                             62,421,321       0.7%
                                              --------------      -----

   FINLAND -- (2.7%)
     #Outokumpu Oyj                 2,864,481     47,719,423       0.5%
     Pohjola Bank P.L.C.            3,363,010     49,908,623       0.5%
     #Rautaruukki Oyj Series K      1,412,365     36,648,035       0.4%
     Other Securities                            142,781,002       1.6%
                                              --------------      -----
   TOTAL FINLAND                                 277,057,083       3.0%
                                              --------------      -----

   FRANCE -- (5.6%)
     Arkema SA                      1,028,400    107,107,988       1.1%
     Havas SA                       7,563,593     43,105,077       0.5%
     Nexans SA                        601,472     63,746,160       0.7%
     *Valeo SA                        714,880     45,535,881       0.5%
     Other Securities                            316,492,574       3.4%
                                              --------------      -----
   TOTAL FRANCE                                  575,987,680       6.2%
                                              --------------      -----

   GERMANY -- (5.6%)
     Aurubis AG                     1,045,010     61,760,912       0.7%
     Bilfinger Berger SE              956,696     92,099,623       1.0%
     *Kloeckner & Co. SE              915,483     32,871,228       0.3%
     Lanxess AG                       368,686     33,732,718       0.4%
     Other Securities                            355,941,336       3.8%
                                              --------------      -----
   TOTAL GERMANY                                 576,405,817       6.2%
                                              --------------      -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 Percentage
                                         Shares        Value++ of Net Assets**
                                         ------        -----   ---------------
  GREECE -- (0.4%)..................
    Other Securities................            $   35,765,352       0.4%
                                                --------------      -----

  HONG KONG -- (2.6%)...............
    Other Securities................               263,549,990       2.8%
                                                --------------      -----

  IRELAND -- (0.3%).................
    Other Securities................                26,014,346       0.3%
                                                --------------      -----

  ISRAEL -- (0.8%)..................
    Other Securities................                78,095,573       0.8%
                                                --------------      -----

  ITALY -- (2.7%)...................
    #Banca Popolare di Milano Scarl. 10,151,010     34,739,939       0.4%
    Pirelli & Co. SpA...............  3,574,378     37,211,793       0.4%
    Other Securities................               205,399,170       2.2%
                                                --------------      -----
  TOTAL ITALY.......................               277,350,902       3.0%
                                                --------------      -----

  JAPAN -- (17.8%)..................
    Other Securities................             1,816,312,875      19.6%
                                                --------------      -----

  MALAYSIA -- (0.0%)................
    Other Securities................                     6,394       0.0%
                                                --------------      -----

  NETHERLANDS -- (1.7%).............
    Nutreco NV......................    431,492     33,580,770       0.4%
    Other Securities................               142,473,330       1.5%
                                                --------------      -----
  TOTAL NETHERLANDS.................               176,054,100       1.9%
                                                --------------      -----

  NEW ZEALAND -- (0.5%).............
    Other Securities................                49,469,411       0.5%
                                                --------------      -----

  NORWAY -- (1.3%)..................
    Other Securities................               137,888,398       1.5%
                                                --------------      -----

  PORTUGAL -- (0.2%)................
    Other Securities................                20,439,559       0.2%
                                                --------------      -----

  SINGAPORE -- (1.2%)...............
    Other Securities................               126,692,555       1.4%
                                                --------------      -----

  SPAIN -- (1.8%)...................
    Other Securities................               187,694,635       2.0%
                                                --------------      -----

  SWEDEN -- (2.8%)..................
    #Holmen AB......................    961,774     35,492,447       0.4%
    #Trelleborg AB Series B.........  6,786,568     82,129,373       0.9%
    Other Securities................               169,836,262       1.8%
                                                --------------      -----
  TOTAL SWEDEN......................               287,458,082       3.1%
                                                --------------      -----

  SWITZERLAND -- (4.7%).............
    *Clariant AG....................  2,390,569     49,628,051       0.5%
    Helvetia Holding AG.............    106,929     50,204,609       0.5%
    Other Securities................               385,301,936       4.2%
                                                --------------      -----
  TOTAL SWITZERLAND.................               485,134,596       5.2%
                                                --------------      -----

  UNITED KINGDOM -- (15.7%).........
    Amlin P.L.C.....................  9,801,581     68,556,359       0.7%
    Ashtead Group P.L.C............. 12,335,561     41,763,815       0.5%
    Bellway P.L.C...................  3,481,205     41,217,610       0.4%
    Bodycote P.L.C..................  5,826,032     37,957,217       0.4%
    Catlin Group, Ltd. P.L.C........  8,969,846     59,310,615       0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                                   Shares        Value++
                                                                                                   ------        -----
UNITED KINGDOM -- (Continued)
  *Cookson Group P.L.C........................................................................  4,807,085 $   57,670,897
  DS Smith P.L.C.............................................................................. 12,895,987     46,743,560
  Greene King P.L.C...........................................................................  5,490,066     44,989,536
  Hiscox, Ltd. P.L.C.......................................................................... 10,648,017     73,489,439
  Logica P.L.C................................................................................ 15,376,104     34,834,857
  Meggitt P.L.C............................................................................... 12,486,050     75,124,743
  Millennium & Copthorne Hotels P.L.C.........................................................  5,091,746     45,031,189
  Mondi P.L.C.................................................................................  7,958,099     79,094,767
  Persimmon P.L.C.............................................................................  7,337,098     59,353,298
  *Taylor Wimpey P.L.C........................................................................ 57,929,451     37,855,708
  Thomas Cook Group P.L.C..................................................................... 12,134,733     34,817,238
  Travis Perkins P.L.C........................................................................  4,262,775     76,778,817
  Other Securities............................................................................               691,068,734
                                                                                                          --------------
TOTAL UNITED KINGDOM                                                                                       1,605,658,399
                                                                                                          --------------
TOTAL COMMON STOCKS                                                                                        9,184,080,638
                                                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  Other Securities............................................................................                    20,259
                                                                                                          --------------

DENMARK -- (0.0%)
  Other Securities............................................................................                       263
                                                                                                          --------------

GREECE -- (0.0%)
  Other Securities............................................................................                    14,527
                                                                                                          --------------

ITALY -- (0.0%)
  Other Securities............................................................................                    15,572
                                                                                                          --------------

PORTUGAL -- (0.0%)
  Other Securities............................................................................                    50,610
                                                                                                          --------------

SPAIN -- (0.0%)
  Other Securities............................................................................                    50,395
                                                                                                          --------------

SWITZERLAND -- (0.0%)
  Other Securities............................................................................                     2,572
                                                                                                          --------------

UNITED KINGDOM -- (0.0%)
  Other Securities............................................................................                    32,443
                                                                                                          --------------
TOTAL RIGHTS/WARRANTS.........................................................................                   186,641
                                                                                                          --------------

                                                                                                  Face
                                                                                                 Amount           Value+
                                                                                                 ------           -----
                                                                                                 (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $14,260,000 FNMA 2.24%, 07/06/15, valued at $14,616,500) to be repurchased at $14,399,228      $14,399     14,399,000
                                                                                                          --------------

                                                                                                 Percentage
                                                                                               of Net Assets**
                                                                                               ---------------
UNITED KINGDOM -- (Continued)
  *Cookson Group P.L.C........................................................................       0.6%
  DS Smith P.L.C..............................................................................       0.5%
  Greene King P.L.C...........................................................................       0.5%
  Hiscox, Ltd. P.L.C..........................................................................       0.8%
  Logica P.L.C................................................................................       0.4%
  Meggitt P.L.C...............................................................................       0.8%
  Millennium & Copthorne Hotels P.L.C.........................................................       0.5%
  Mondi P.L.C.................................................................................       0.9%
  Persimmon P.L.C.............................................................................       0.6%
  *Taylor Wimpey P.L.C........................................................................       0.4%
  Thomas Cook Group P.L.C.....................................................................       0.4%
  Travis Perkins P.L.C........................................................................       0.8%
  Other Securities............................................................................       7.5%
                                                                                                    -----
TOTAL UNITED KINGDOM                                                                                17.3%
                                                                                                    -----
TOTAL COMMON STOCKS                                                                                 99.0%
                                                                                                    -----
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

DENMARK -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

GREECE -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

ITALY -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

PORTUGAL -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

SPAIN -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

SWITZERLAND -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----

UNITED KINGDOM -- (0.0%)
  Other Securities............................................................................       0.0%
                                                                                                    -----
TOTAL RIGHTS/WARRANTS.........................................................................       0.0%
                                                                                                    -----





TEMPORARY CASH INVESTMENTS -- (0.1%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $14,260,000 FNMA 2.24%, 07/06/15, valued at $14,616,500) to be repurchased at $14,399,228         0.2%
                                                                                                    -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                                                         Shares/
                                                                                            Face                   Percentage
                                                                                          Amount          Value+ of Net Assets**
                                                                                          ------          -----  ---------------
                                                                                           (000)
SECURITIES LENDING COLLATERAL -- (10.1%).........................................
(S)@DFA Short Term Investment Fund...............................................  1,027,360,170 $ 1,027,360,170      11.1%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11
  (Collateralized by $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,496,682)
  ## to be repurchased at $1,467,340............................................. $        1,467       1,467,335       0.0%
                                                                                                 ---------------     ------

TOTAL SECURITIES LENDING COLLATERAL..............................................                  1,028,827,505      11.1%
                                                                                                 ---------------     ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $9,260,297,229)...........................................................                $10,227,493,784     110.3%
                                                                                                 ===============     ======

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               -----------------------------------------------------

                                      Investment in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1        Level 2     Level 3      Total
                               -------------- -------------- ------- ---------------
Common Stocks.................
  Australia................... $    7,231,943 $  633,909,835   --    $   641,141,778
  Austria.....................         22,093     97,183,718   --         97,205,811
  Belgium.....................             --    104,713,305   --        104,713,305
  Canada......................  1,275,562,676             --   --      1,275,562,676
  Denmark.....................        412,499     62,008,822   --         62,421,321
  Finland.....................             --    277,057,083   --        277,057,083
  France......................             --    575,987,680   --        575,987,680
  Germany.....................      2,170,706    574,235,111   --        576,405,817
  Greece......................         24,812     35,740,540   --         35,765,352
  Hong Kong...................         90,999    263,458,991   --        263,549,990
  Ireland.....................        483,959     25,530,387   --         26,014,346
  Israel......................             --     78,095,573   --         78,095,573
  Italy.......................             --    277,350,902   --        277,350,902
  Japan.......................             --  1,816,312,875   --      1,816,312,875
  Malaysia....................             --          6,394   --              6,394
  Netherlands.................             --    176,054,100   --        176,054,100
  New Zealand.................             --     49,469,411   --         49,469,411
  Norway......................             --    137,888,398   --        137,888,398
  Portugal....................             --     20,439,559   --         20,439,559
  Singapore...................         93,379    126,599,176   --        126,692,555
  Spain.......................             --    187,694,635   --        187,694,635
  Sweden......................          4,780    287,453,302   --        287,458,082
  Switzerland.................             --    485,134,596   --        485,134,596
  United Kingdom..............      6,728,943  1,598,929,456   --      1,605,658,399
Rights/Warrants...............
  Belgium.....................         20,259             --   --             20,259
  Denmark.....................            263             --   --                263
  Greece......................             --         14,527   --             14,527
  Italy.......................         15,572             --   --             15,572
  Portugal....................         50,610             --   --             50,610
  Spain.......................         42,509          7,886   --             50,395
  Switzerland.................          2,572             --   --              2,572
  United Kingdom..............             --         32,443   --             32,443
Temporary Cash Investments....             --     14,399,000   --         14,399,000
Securities Lending Collateral.             --  1,028,827,505   --      1,028,827,505
                               -------------- --------------   --    ---------------
TOTAL......................... $1,292,958,574 $8,934,535,210   --    $10,227,493,784
                               ============== ==============   ==    ===============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                  Percentage
                                                          Shares     Value++ of Net Assets**
                                                          ------     -----   ---------------
COMMON STOCKS -- (85.1%)
AUSTRALIA -- (5.6%)
  Macquarie Group, Ltd.                                   21,994 $   850,309       0.2%
  National Australia Bank, Ltd.                           44,894   1,336,613       0.3%
  Origin Energy, Ltd.                                     53,648     962,392       0.2%
  Other Securities                                                28,294,300       5.8%
                                                                 -----------      -----
TOTAL AUSTRALIA                                                   31,443,614       6.5%
                                                                 -----------      -----

AUSTRIA -- (0.6%)
  Other Securities                                                 3,417,932       0.7%
                                                                 -----------      -----

BELGIUM -- (1.3%)
  Solvay SA                                                5,891     849,360       0.2%
  Other Securities                                                 6,618,078       1.4%
                                                                 -----------      -----
TOTAL BELGIUM                                                      7,467,438       1.6%
                                                                 -----------      -----

CANADA -- (10.4%)
  #Bank of Montreal                                       13,100     860,365       0.2%
  First Quantum Minerals, Ltd.                             5,800     826,522       0.2%
  Magna International, Inc.                               18,560     953,746       0.2%
  Nexen, Inc.                                             34,506     912,842       0.2%
  Suncor Energy, Inc.                                     34,672   1,598,104       0.3%
  Talisman Energy, Inc.                                   45,748   1,104,837       0.2%
  Teck Resources, Ltd. Class B                            17,000     924,071       0.2%
  #Toronto Dominion Bank                                  15,429   1,335,881       0.3%
  *Valeant Pharmaceuticals International, Inc.            16,500     870,211       0.2%
  Other Securities                                                48,790,414      10.1%
                                                                 -----------      -----
TOTAL CANADA                                                      58,176,993      12.1%
                                                                 -----------      -----

DENMARK -- (0.9%)
  Other Securities                                                 5,341,956       1.1%
                                                                 -----------      -----

FINLAND -- (1.7%)
  *UPM-Kymmene Oyj                                        49,028   1,005,627       0.2%
  Other Securities                                                 8,467,264       1.8%
                                                                 -----------      -----
TOTAL FINLAND                                                      9,472,891       2.0%
                                                                 -----------      -----

FRANCE -- (6.4%)
  BNP Paribas SA                                          18,185   1,437,608       0.3%
  Cie de Saint-Gobain SA                                  16,388   1,130,767       0.2%
  Cie Generale des Establissements Michelin SA Series B    9,428     945,008       0.2%
  GDF Suez SA                                             23,661     967,483       0.2%
  *Sanofi-Aventis SA                                      20,001   1,582,422       0.3%
  Other Securities                                                30,062,780       6.3%
                                                                 -----------      -----
TOTAL FRANCE                                                      36,126,068       7.5%
                                                                 -----------      -----

GERMANY -- (5.0%)
  *Daimler AG                                             16,806   1,298,877       0.3%
  #Deutsche Bank AG                                       30,792   2,011,333       0.4%
  *Deutsche Post AG                                       41,651     823,175       0.2%
  E.ON AG                                                 33,461   1,143,669       0.2%
  Other Securities                                                22,755,153       4.7%
                                                                 -----------      -----
TOTAL GERMANY                                                     28,032,207       5.8%
                                                                 -----------      -----

GREECE -- (0.8%)
  Other Securities                                                 4,692,478       1.0%
                                                                 -----------      -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    Percentage
                                            Shares     Value++ of Net Assets**
                                            ------     -----   ---------------
  HONG KONG -- (2.3%)
    Other Securities                               $12,972,311       2.7%
                                                   -----------      -----

  IRELAND -- (0.7%)
    Other Securities                                 3,833,136       0.8%
                                                   -----------      -----

  ISRAEL -- (0.7%)
    Other Securities                                 3,719,316       0.8%
                                                   -----------      -----

  ITALY -- (2.3%)
    Other Securities                                12,723,410       2.6%
                                                   -----------      -----

  JAPAN -- (15.2%)
    Mitsubishi UFJ Financial Group, Inc.   224,300   1,076,548       0.2%
    Other Securities                                84,223,479      17.5%
                                                   -----------      -----
  TOTAL JAPAN                                       85,300,027      17.7%
                                                   -----------      -----

  NETHERLANDS -- (2.3%)
    #Akzo Nobel NV                          13,662   1,059,328       0.2%
    *ING Groep NV Sponsored ADR             72,426     955,299       0.2%
    Koninklijke DSM NV                      11,964     824,641       0.2%
    Other Securities                                 9,925,690       2.1%
                                                   -----------      -----
  TOTAL NETHERLANDS                                 12,764,958       2.7%
                                                   -----------      -----

  NEW ZEALAND -- (0.2%)
    Other Securities                                 1,255,637       0.3%
                                                   -----------      -----

  NORWAY -- (1.1%)
    Other Securities                                 6,139,477       1.3%
                                                   -----------      -----

  PORTUGAL -- (0.4%)
    Other Securities                                 1,985,837       0.4%
                                                   -----------      -----

  SINGAPORE -- (1.4%)
    Other Securities                                 7,772,316       1.6%
                                                   -----------      -----

  SPAIN -- (1.8%)
    Other Securities                                10,177,258       2.1%
                                                   -----------      -----

  SWEDEN -- (2.7%)
    Swedbank AB Series A                    43,200     819,311       0.2%
    Other Securities                                14,099,857       2.9%
                                                   -----------      -----
  TOTAL SWEDEN                                      14,919,168       3.1%
                                                   -----------      -----

  SWITZERLAND -- (5.7%)
    Aryzta AG                               14,609     814,869       0.2%
    Credit Suisse Group AG                  22,184   1,009,742       0.2%
    Holcim, Ltd. AG                         21,970   1,914,291       0.4%
    Swiss Reinsurance Co., Ltd. AG          23,898   1,425,910       0.3%
    *UBS AG                                 52,017   1,040,994       0.2%
    Zurich Financial Services AG            10,024   2,818,535       0.6%
    Other Securities                                22,809,783       4.7%
                                                   -----------      -----
  TOTAL SWITZERLAND                                 31,834,124       6.6%
                                                   -----------      -----

  UNITED KINGDOM -- (15.6%)
    Anglo American P.L.C.                   48,414   2,537,802       0.5%
    Aviva P.L.C.                           128,562     962,152       0.2%
    BP P.L.C. Sponsored ADR                 65,797   3,035,874       0.6%
    #HSBC Holdings P.L.C. Sponsored ADR     70,495   3,839,863       0.8%
    International Power P.L.C.             155,255     859,297       0.2%
    Kingfisher P.L.C.                      232,192   1,066,819       0.2%
    Legal & General Group P.L.C.           594,171   1,222,089       0.3%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                   Percentage
                                          Shares      Value++ of Net Assets**
                                          ------      -----   ---------------
  UNITED KINGDOM -- (Continued).........
    Old Mutual P.L.C.................... 503,063 $  1,172,695       0.2%
    Prudential P.L.C....................  68,348      884,242       0.2%
    #Royal Dutch Shell P.L.C. ADR.......  62,698    4,913,015       1.0%
    RSA Insurance Group P.L.C........... 370,215      853,156       0.2%
    Standard Chartered P.L.C............  30,336      843,090       0.2%
    Standard Life P.L.C................. 230,654      874,064       0.2%
    Vodafone Group P.L.C. Sponsored ADR. 135,396    3,942,732       0.8%
    *Wolseley P.L.C.....................  25,895      940,606       0.2%
    Xstrata P.L.C.......................  77,287    1,982,334       0.4%
    Other Securities....................           57,875,148      12.0%
                                                 ------------      -----
  TOTAL UNITED KINGDOM..................           87,804,978      18.2%
                                                 ------------      -----

  UNITED STATES -- (0.0%)...............
    Other Securities....................               17,944       0.0%
                                                 ------------      -----
  TOTAL COMMON STOCKS...................          477,391,474      99.2%
                                                 ------------      -----
  RIGHTS/WARRANTS -- (0.0%).............
  AUSTRALIA -- (0.0%)...................
    Other Securities....................                   12       0.0%
                                                 ------------      -----

  BELGIUM -- (0.0%).....................
    Other Securities....................                  225       0.0%
                                                 ------------      -----

  DENMARK -- (0.0%).....................
    Other Securities....................                    2       0.0%
                                                 ------------      -----

  FRANCE -- (0.0%)......................
    Other Securities....................                2,361       0.0%
                                                 ------------      -----

  GERMANY -- (0.0%).....................
    Other Securities....................               15,191       0.0%
                                                 ------------      -----

  GREECE -- (0.0%)......................
    Other Securities....................                  195       0.0%
                                                 ------------      -----

  NORWAY -- (0.0%)......................
    Other Securities....................                   36       0.0%
                                                 ------------      -----

  PORTUGAL -- (0.0%)....................
    Other Securities....................               11,720       0.0%
                                                 ------------      -----

  SINGAPORE -- (0.0%)...................
    Other Securities....................                8,940       0.0%
                                                 ------------      -----

  SPAIN -- (0.0%).......................
    Other Securities....................                5,350       0.0%
                                                 ------------      -----

  SWITZERLAND -- (0.0%).................
    Other Securities....................                   68       0.0%
                                                 ------------      -----

  UNITED KINGDOM -- (0.0%)..............
    Other Securities....................                  318       0.0%
                                                 ------------      -----
  TOTAL RIGHTS/WARRANTS.................               44,418       0.0%
                                                 ------------      -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                        Face
                                                                                                      Amount       Value+
                                                                                                      ------       -----
                                                                                                       (000)
TEMPORARY CASH INVESTMENTS -- (0.5%).............................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $2,775,000
   FNMA 2.24%, 07/06/15, valued at $2,844,375) to be repurchased at $2,801,044...................     $2,801   $2,801,000
                                                                                                             ------------

                                                                                                     Shares/
                                                                                                        Face
                                                                                                      Amount
                                                                                                      ------
                                                                                                       (000)
SECURITIES LENDING COLLATERAL -- (14.4%).........................................................
(S)@DFA Short Term Investment Fund............................................................... 79,086,676   79,086,676
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $2,010,124)## to be repurchased at
 $1,970,717......................................................................................     $1,971    1,970,710
                                                                                                             ------------
TOTAL SECURITIES LENDING COLLATERAL..............................................................              81,057,386
                                                                                                             ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $424,677,400).............................................................................            $561,294,278
                                                                                                             ============

                                                                                                       Percentage
                                                                                                  of Net Assets**
                                                                                                  ---------------

TEMPORARY CASH INVESTMENTS -- (0.5%).............................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $2,775,000
   FNMA 2.24%, 07/06/15, valued at $2,844,375) to be repurchased at $2,801,044...................       0.6%
                                                                                                      ------






SECURITIES LENDING COLLATERAL -- (14.4%).........................................................
(S)@DFA Short Term Investment Fund...............................................................      16.4%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $2,010,124)## to be repurchased at
 $1,970,717......................................................................................        0.4%
                                                                                                      ------
TOTAL SECURITIES LENDING COLLATERAL..............................................................      16.8%
                                                                                                      ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $424,677,400).............................................................................     116.6%
                                                                                                      ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                                 ---------------------------------------------

                                    Investment in Securities (Market Value)
                                 ---------------------------------------------
                                   Level 1     Level 2    Level 3    Total
                                 ----------- ------------ ------- ------------
  Common Stocks.................
    Australia................... $   821,980 $ 30,621,634   --    $ 31,443,614
    Austria.....................          --    3,417,932   --       3,417,932
    Belgium.....................     362,291    7,105,147   --       7,467,438
    Canada......................  58,176,993           --   --      58,176,993
    Denmark.....................      10,744    5,331,212   --       5,341,956
    Finland.....................          --    9,472,891   --       9,472,891
    France......................   1,980,666   34,145,402   --      36,126,068
    Germany.....................   3,580,706   24,451,501   --      28,032,207
    Greece......................     211,209    4,481,269   --       4,692,478
    Hong Kong...................      19,817   12,952,494   --      12,972,311
    Ireland.....................     923,673    2,909,463   --       3,833,136
    Israel......................     717,726    3,001,590   --       3,719,316
    Italy.......................     832,132   11,891,278   --      12,723,410
    Japan.......................   2,649,433   82,650,594   --      85,300,027
    Netherlands.................   2,459,639   10,305,319   --      12,764,958
    New Zealand.................      34,047    1,221,590   --       1,255,637
    Norway......................     157,600    5,981,877   --       6,139,477
    Portugal....................          --    1,985,837   --       1,985,837
    Singapore...................          --    7,772,316   --       7,772,316
    Spain.......................   2,209,295    7,967,963   --      10,177,258
    Sweden......................     346,091   14,573,077   --      14,919,168
    Switzerland.................   2,102,949   29,731,175   --      31,834,124
    United Kingdom..............  19,132,476   68,672,502   --      87,804,978
    United States...............      17,944           --   --          17,944
  Rights/Warrants...............
    Australia...................          12           --   --              12
    Belgium.....................         225           --   --             225
    Denmark.....................          --            2   --               2
    France......................       2,361           --   --           2,361
    Germany.....................      15,191           --   --          15,191
    Greece......................          --          195   --             195
    Norway......................          --           36   --              36
    Portugal....................      11,720           --   --          11,720
    Singapore...................       8,940           --   --           8,940
    Spain.......................       5,338           12   --           5,350
    Switzerland.................          68           --   --              68
    United Kingdom..............          --          318   --             318
  Temporary Cash Investments....          --    2,801,000   --       2,801,000
  Securities Lending Collateral.          --   81,057,386   --      81,057,386
                                 ----------- ------------   --    ------------
  TOTAL......................... $96,791,266 $464,503,012   --    $561,294,278
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                April 30, 2011
                                  (Unaudited)

                                                                                                            Shares    Value+
                                                                                                            ------    -----
AFFILIATED INVESTMENT COMPANIES -- (99.8%)................................................................
Investment in The DFA International Value Series of
 The DFA Investment Trust Company.........................................................................          $28,922,083
Investment in Dimensional Emerging Markets Value Fund.....................................................           10,384,488
Investment in DFA International Small Cap Value Portfolio of
 DFA Investment Dimensions Group Inc......................................................................  200,714   3,801,524
                                                                                                                    -----------

   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
    (Cost $35,668,328)....................................................................................           43,108,095
                                                                                                                    -----------

                                                                                                             Face
                                                                                                            Amount
                                                                                                            ------
                                                                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)......................................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11
    (Collateralized by $110,000 FNMA 2.24%, 07/06/15, valued at $112,750) to be repurchased at $107,002
    (Cost $107,000)....................................................................................... $    107     107,000
                                                                                                                    -----------
   TOTAL INVESTMENTS - (100.0%)
    (Cost $35,775,328)....................................................................................          $43,215,095
                                                                                                                    ===========

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                                    ----------------------------------------

                                    Investment in Securities (Market Value)
                                    ----------------------------------------
                                      Level 1   Level 2  Level 3    Total
                                    ----------- -------- ------- -----------
   Affiliated Investment Companies. $43,108,095       --   --    $43,108,095
   Temporary Cash Investments......          -- $107,000   --        107,000
                                    ----------- --------   --    -----------
   TOTAL........................... $43,108,095 $107,000   --    $43,215,095
                                    =========== ========   ==    ===========

                See accompanying Notes to Financial Statements.

                          EMERGING MARKETS PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                 Value+
                                                                 -----
     AFFILIATED INVESTMENT COMPANY -- (100.0%)..............
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company..................... $2,575,286,113
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $1,178,839,212)............................. $2,575,286,113
                                                             ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).


                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 Value+
                                                                 -----
     AFFILIATED INVESTMENT COMPANY -- (100.0%)..............
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $2,135,948,868
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $1,438,988,909)............................. $2,135,948,868
                                                             ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                Value+
                                                                -----
    AFFILIATED INVESTMENT COMPANY -- (100.0%)..............
    Investment in Dimensional Emerging Markets Value Fund.. $15,403,053,850
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $11,251,655,584)............................ $15,403,053,850
                                                            ===============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                      Percentage
                                                             Shares      Value++ of Net Assets**
                                                             ------      -----   ---------------
COMMON STOCKS -- (85.7%)
BRAZIL -- (7.2%)
  Banco Bradesco SA                                         971,274 $ 16,194,074       0.3%
  Banco Santander Brasil SA ADR                           1,248,063   14,490,011       0.3%
  BM&F Bovespa SA                                         3,107,183   23,325,598       0.4%
  Petroleo Brasileiro SA ADR                              1,487,967   55,545,808       1.0%
  Vale SA Sponsored ADR                                   1,207,490   40,330,166       0.8%
  Other Securities                                                   272,478,395       5.0%
                                                                    ------------      -----
TOTAL BRAZIL                                                         422,364,052       7.8%
                                                                    ------------      -----

CHILE -- (2.1%)
  Other Securities                                                   122,462,468       2.3%
                                                                    ------------      -----

CHINA -- (12.9%)
  Bank of China, Ltd.                                    52,690,702   29,231,423       0.5%
  China Construction Bank Corp.                          38,800,302   36,790,921       0.7%
  China Life Insurance Co., Ltd. ADR                        258,099   13,857,335       0.3%
  China Mobile, Ltd. Sponsored ADR                          967,519   44,592,951       0.8%
  China Unicom Hong Kong, Ltd. ADR                          756,217   15,472,200       0.3%
  #CNOOC, Ltd. ADR                                          116,476   29,054,938       0.5%
  Industrial & Commercial Bank of China, Ltd. Series H   49,025,940   41,584,448       0.8%
  #PetroChina Co., Ltd. ADR                                 160,254   23,329,777       0.4%
  Other Securities                                                   523,814,466       9.7%
                                                                    ------------      -----
TOTAL CHINA                                                          757,728,459      14.0%
                                                                    ------------      -----

COLOMBIA -- (0.2%)
  Other Securities                                                    12,825,683       0.2%
                                                                    ------------      -----

CZECH REPUBLIC -- (0.4%)
  Other Securities                                                    23,889,730       0.4%
                                                                    ------------      -----

EGYPT -- (0.1%)
  Other Securities                                                     4,088,398       0.1%
                                                                    ------------      -----

HUNGARY -- (0.6%)
 #*OTP Bank P.L.C.                                          488,536   17,344,184       0.3%
  Other Securities                                                    14,272,506       0.3%
                                                                    ------------      -----
TOTAL HUNGARY                                                         31,616,690       0.6%
                                                                    ------------      -----

INDIA -- (8.7%)
  ICICI Bank, Ltd. Sponsored ADR                            396,338   19,975,435       0.4%
  Infosys Technologies, Ltd.                                225,217   14,804,567       0.3%
  Reliance Industries, Ltd.                               1,381,092   30,655,817       0.5%
  Other Securities                                                   444,381,246       8.2%
                                                                    ------------      -----
TOTAL INDIA                                                          509,817,065       9.4%
                                                                    ------------      -----

INDONESIA -- (3.0%)
  PT Bumi Resources Tbk                                  37,385,000   15,022,342       0.3%
  Other Securities                                                   159,723,433       2.9%
                                                                    ------------      -----
TOTAL INDONESIA                                                      174,745,775       3.2%
                                                                    ------------      -----

ISRAEL -- (0.0%)
  Other Securities                                                       353,828       0.0%
                                                                    ------------      -----

MALAYSIA -- (3.2%)
  Other Securities                                                   188,531,371       3.5%
                                                                    ------------      -----

MEXICO -- (4.1%)
  America Movil S.A.B. de C.V. Series L ADR                 443,009   25,340,115       0.5%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                     Percentage
                                                               Shares      Value++ of Net Assets**
                                                               ------      -----   ---------------
MEXICO -- (Continued).....................................
  *Cemex S.A.B. de C.V. Sponsored ADR.....................  1,983,179 $ 17,213,994       0.3%
  Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR.    308,192   19,385,277       0.4%
  #Grupo Financiero Banorte S.A.B. de C.V.................  2,809,943   14,035,435       0.3%
  Grupo Mexico S.A.B. de C.V. Series B....................  5,000,219   17,313,579       0.3%
  Other Securities........................................             148,633,801       2.7%
                                                                      ------------      -----
TOTAL MEXICO..............................................             241,922,201       4.5%
                                                                      ------------      -----

NETHERLANDS -- (0.0%).....................................
  Other Securities........................................                 201,157       0.0%
                                                                      ------------      -----

PERU -- (0.2%)............................................
  Other Securities........................................              10,985,899       0.2%
                                                                      ------------      -----

PHILIPPINES -- (0.9%).....................................
  Other Securities........................................              54,067,027       1.0%
                                                                      ------------      -----

POLAND -- (1.7%)..........................................
  KGHM Polska Miedz SA....................................    192,817   14,183,564       0.3%
  Other Securities........................................              87,550,328       1.6%
                                                                      ------------      -----
TOTAL POLAND..............................................             101,733,892       1.9%
                                                                      ------------      -----

RUSSIA -- (3.7%)..........................................
  Gazprom OAO Sponsored ADR...............................  5,628,350   95,365,320       1.8%
  Lukoil OAO Sponsored ADR................................    502,859   34,949,662       0.6%
  Other Securities........................................              87,526,636       1.6%
                                                                      ------------      -----
TOTAL RUSSIA..............................................             217,841,618       4.0%
                                                                      ------------      -----

SOUTH AFRICA -- (7.3%)....................................
  Gold Fields, Ltd. Sponsored ADR.........................  1,024,815   18,282,700       0.3%
  Impala Platinum Holdings, Ltd...........................    449,434   14,055,082       0.3%
  MTN Group, Ltd..........................................  1,237,163   27,180,020       0.5%
  Naspers, Ltd. Series N..................................    378,717   22,445,136       0.4%
  Sanlam, Ltd.............................................  3,530,404   15,143,360       0.3%
  Sasol, Ltd. Sponsored ADR...............................    530,207   30,656,569       0.6%
  Standard Bank Group, Ltd................................  1,236,663   19,422,451       0.4%
  Other Securities........................................             282,648,121       5.2%
                                                                      ------------      -----
TOTAL SOUTH AFRICA........................................             429,833,439       8.0%
                                                                      ------------      -----

SOUTH KOREA -- (13.8%)....................................
  Hana Financial Group, Inc...............................    380,692   16,152,278       0.3%
  Hyundai Motor Co., Ltd..................................    142,857   32,949,852       0.6%
 #*KB Financial Group, Inc. ADR...........................    311,778   16,614,650       0.3%
  Kia Motors Corp.........................................    230,180   16,558,829       0.3%
  LG Chemical, Ltd........................................     28,574   14,196,081       0.3%
  LG Corp.................................................    150,925   13,894,952       0.2%
  #POSCO ADR..............................................    230,201   25,391,170       0.5%
  Samsung Corp............................................    200,144   14,498,955       0.3%
  Samsung Electronics Co., Ltd............................    110,442   92,250,080       1.7%
  Shinhan Financial Group Co., Ltd. ADR...................    142,576   13,832,724       0.2%
  Other Securities........................................             555,225,578      10.3%
                                                                      ------------      -----
TOTAL SOUTH KOREA.........................................             811,565,149      15.0%
                                                                      ------------      -----

TAIWAN -- (11.6%).........................................
  Hon Hai Precision Industry Co., Ltd.....................  5,597,352   21,256,074       0.4%
  HTC Corp................................................    340,780   15,511,175       0.3%
  #Taiwan Semiconductor Manufacturing Co., Ltd............ 11,817,652   30,566,194       0.5%
  Other Securities........................................             614,977,280      11.4%
                                                                      ------------      -----
TOTAL TAIWAN..............................................             682,310,723      12.6%
                                                                      ------------      -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                                                         Percentage
                                                              Shares        Value++ of Net Assets**
THAILAND -- (2.1%)
  Other Securities........................................           $  124,055,930       2.3%
                                                                     --------------      -----

TURKEY -- (1.9%)
  Other Securities........................................              109,419,987       2.0%
                                                                     --------------      -----

UNITED STATES -- (0.0%)
  Other Securities........................................                  677,036       0.0%
                                                                     --------------      -----
TOTAL COMMON STOCKS.......................................            5,033,037,577      93.0%
                                                                     --------------      -----
PREFERRED STOCKS -- (6.0%)
BRAZIL -- (6.0%)
  Banco Bradesco SA Sponsored ADR......................... 2,298,063     46,489,814       0.9%
  #Itau Unibanco Holding SA ADR........................... 1,648,537     39,152,754       0.7%
  Petroleo Brasileiro SA ADR.............................. 2,049,785     68,401,325       1.3%
  Vale SA Sponsored ADR................................... 1,564,909     46,790,779       0.9%
  Other Securities........................................              148,946,084       2.7%
                                                                     --------------      -----
TOTAL BRAZIL..............................................              349,780,756       6.5%
                                                                     --------------      -----

CHILE -- (0.0%)
  Other Securities........................................                  565,581       0.0%
                                                                     --------------      -----

INDIA -- (0.0%)
  Other Securities........................................                   17,951       0.0%
                                                                     --------------      -----
TOTAL PREFERRED STOCKS....................................              350,364,288       6.5%
                                                                     --------------      -----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  Other Securities........................................                      395       0.0%
                                                                     --------------      -----

HONG KONG -- (0.0%)
  Other Securities........................................                       --       0.0%
                                                                     --------------      -----

POLAND -- (0.0%)
  Other Securities........................................                  430,289       0.0%
                                                                     --------------      -----

TAIWAN -- (0.0%)
  Other Securities........................................                  103,079       0.0%
                                                                     --------------      -----

THAILAND -- (0.0%)
  Other Securities........................................                  378,050       0.0%
                                                                     --------------      -----

TURKEY -- (0.0%)
  Other Securities........................................                   74,300       0.0%
                                                                     --------------      -----
TOTAL RIGHTS/WARRANTS.....................................                  986,113       0.0%
                                                                     --------------      -----

                                                             Face
                                                            Amount           Value+
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)......................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%,
   05/02/11 (Collateralized by $17,760,000 FNMA 2.24%,
   07/06/15, valued at $18,204,000) to be repurchased at
   $17,934,284............................................   $17,934     17,934,000       0.3%
                                                                     --------------      -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                 Shares/
                                                                  Face                      Percentage
                                                                 Amount            Value+ of Net Assets**
                                                                 -------           ------ ---------------
                                                                  (000)
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@DFA Short Term Investment Fund............................ 469,495,000 $  469,495,000       8.7%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%,
 05/02/11 (Collateralized by $48,926,610 FNMA 2.063%(r),
 06/01/35, valued at $670,749)## to be repurchased at
 $657,599.....................................................        $658        657,597       0.0%
                                                                           --------------     ------
TOTAL SECURITIES LENDING COLLATERAL...........................                470,152,597       8.7%
                                                                           --------------     ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,226,970,070)........................................             $5,872,474,575     108.5%
                                                                           ==============     ======

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  422,364,052             --   --    $  422,364,052
  Chile.......................    122,462,468             --   --       122,462,468
  China.......................    164,834,829 $  592,893,630   --       757,728,459
  Colombia....................     12,825,683             --   --        12,825,683
  Czech Republic..............             --     23,889,730   --        23,889,730
  Egypt.......................             --      4,088,398   --         4,088,398
  Hungary.....................        661,066     30,955,624   --        31,616,690
  India.......................     31,139,064    478,678,001   --       509,817,065
  Indonesia...................      6,011,338    168,734,437   --       174,745,775
  Israel......................             --        353,828   --           353,828
  Malaysia....................      3,519,661    185,011,710   --       188,531,371
  Mexico......................    241,922,201             --   --       241,922,201
  Netherlands.................             --        201,157   --           201,157
  Peru........................     10,985,899             --   --        10,985,899
  Philippines.................      4,214,878     49,852,149   --        54,067,027
  Poland......................             --    101,733,892   --       101,733,892
  Russia......................      6,867,584    210,974,034   --       217,841,618
  South Africa................     71,318,377    358,515,062   --       429,833,439
  South Korea.................     79,595,937    731,969,212   --       811,565,149
  Taiwan......................     19,811,037    662,499,686   --       682,310,723
  Thailand....................    123,903,228        152,702   --       124,055,930
  Turkey......................      2,726,209    106,693,778   --       109,419,987
  United States...............        677,036             --   --           677,036
Preferred Stocks..............
  Brazil......................    349,780,756             --   --       349,780,756
  Chile.......................        565,581             --   --           565,581
  India.......................             --         17,951   --            17,951
Rights/Warrants...............
  Brazil......................            395             --   --               395
  Hong Kong...................             --             --   --                --
  Poland......................             --        430,289   --           430,289
  Taiwan......................             --        103,079   --           103,079
  Thailand....................          2,004        376,046   --           378,050
  Turkey......................         74,300             --   --            74,300
Temporary Cash Investments....             --     17,934,000   --        17,934,000
Securities Lending Collateral.             --    470,152,597   --       470,152,597
                               -------------- --------------   --    --------------
TOTAL......................... $1,676,263,583 $4,196,210,992   --    $5,872,474,575
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                             Enhanced         U.S.
                                                                                            U.S. Large      Large Cap
                                                                                             Company          Value
                                                                                            Portfolio       Portfolio
                                                                                           ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...................................           --  $    8,133,769
Investments at Value (including $0, $0, $338,434 and $1,515,298 of securities on loan,
 respectively)............................................................................ $    172,388              --
Temporary Cash Investments at Value & Cost................................................        5,938              --
Collateral Received from Securities on Loan at Value & Cost...............................           --              --
Affiliated Collateral Received from Securities on Loan at Value & Cost....................           --              --
Receivables:..............................................................................
  Investment Securities/Affiliated Investment Companies Sold..............................           --              --
  Dividends and Interest..................................................................        1,401              --
  Securities Lending Income...............................................................           --              --
  Fund Shares Sold........................................................................           94           5,093
  Futures Margin Variation................................................................          587              --
Unrealized Gain on Forward Currency Contracts.............................................          474              --
Unrealized Gain on Foreign Currency Contracts.............................................           26              --
Prepaid Expenses and Other Assets.........................................................           20              64
                                                                                           ------------  --------------
   Total Assets...........................................................................      180,928       8,138,926
                                                                                           ------------  --------------
LIABILITIES:
Payables:.................................................................................
  Upon Return of Securities Loaned........................................................           --              --
  Investment Securities/Affiliated Investment Companies Purchased.........................        5,866             686
  Fund Shares Redeemed....................................................................          195           4,407
  Due to Advisor..........................................................................           28             991
Unrealized Loss on Forward Currency Contracts.............................................        1,833              --
Accrued Expenses and Other Liabilities....................................................           16             308
                                                                                           ------------  --------------
   Total Liabilities......................................................................        7,938           6,392
                                                                                           ------------  --------------
NET ASSETS................................................................................ $    172,990  $    8,132,534
                                                                                           ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $53,925 and $0 and shares outstanding
 of 0; 0; 2,945,829 and 0, respectively...................................................          N/A             N/A
                                                                                           ============  ==============
NUMBER OF SHARES AUTHORIZED...............................................................          N/A             N/A
                                                                                           ============  ==============
Class R2 Shares -- based on net assets of $0; $0; $9,351 and $0 and shares outstanding
 of 0; 0; 510,883 and 0, respectively.....................................................          N/A             N/A
                                                                                           ============  ==============
NUMBER OF SHARES AUTHORIZED...............................................................          N/A             N/A
                                                                                           ============  ==============
Institutional Class Shares -- based on net assets of $172,990; $8,132,534; $2,968,313 and
 $7,964,497 and shares outstanding of 19,768,793; 361,812,850; 162,104,303 and
 282,695,488, respectively ............................................................... $       8.75  $        22.48
                                                                                           ============  ==============
NUMBER OF SHARES AUTHORIZED...............................................................  300,000,000   2,000,000,000
                                                                                           ============  ==============
Investments in Affiliated Investment Companies at Cost.................................... $         --  $    5,528,588
                                                                                           ------------  --------------
Investments at Cost....................................................................... $    167,948  $           --
                                                                                           ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    229,031  $    7,245,437
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....          664          12,921
Accumulated Net Realized Gain (Loss)......................................................      (65,256)     (1,731,005)
Net Unrealized Foreign Exchange Gain (Loss)...............................................       (1,311)             --
Net Unrealized Appreciation (Depreciation)................................................        9,862       2,605,181
                                                                                           ------------  --------------
NET ASSETS................................................................................ $    172,990  $    8,132,534
                                                                                           ============  ==============

                                                                                                               U.S.
                                                                                                U.S.         Small Cap
                                                                                              Targeted         Value
                                                                                           Value Portfolio   Portfolio
                                                                                           --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...................................            --               --
Investments at Value (including $0, $0, $338,434 and $1,515,298 of securities on loan,
 respectively)............................................................................  $  3,023,425   $    7,975,251
Temporary Cash Investments at Value & Cost................................................         6,507           10,913
Collateral Received from Securities on Loan at Value & Cost...............................         1,015            4,563
Affiliated Collateral Received from Securities on Loan at Value & Cost....................       352,489        1,584,011
Receivables:..............................................................................
  Investment Securities/Affiliated Investment Companies Sold..............................         3,493           30,152
  Dividends and Interest..................................................................           737            2,031
  Securities Lending Income...............................................................           198              711
  Fund Shares Sold........................................................................         2,339            4,591
  Futures Margin Variation................................................................            --               --
Unrealized Gain on Forward Currency Contracts.............................................            --               --
Unrealized Gain on Foreign Currency Contracts.............................................            --               --
Prepaid Expenses and Other Assets.........................................................            66               62
                                                                                            ------------   --------------
   Total Assets...........................................................................     3,390,269        9,612,285
                                                                                            ------------   --------------
LIABILITIES:
Payables:.................................................................................
  Upon Return of Securities Loaned........................................................       353,504        1,588,574
  Investment Securities/Affiliated Investment Companies Purchased.........................         2,455              561
  Fund Shares Redeemed....................................................................         1,708           54,962
  Due to Advisor..........................................................................           866            3,283
Unrealized Loss on Forward Currency Contracts.............................................            --               --
Accrued Expenses and Other Liabilities....................................................           147              408
                                                                                            ------------   --------------
   Total Liabilities......................................................................       358,680        1,647,788
                                                                                            ------------   --------------
NET ASSETS................................................................................  $  3,031,589   $    7,964,497
                                                                                            ============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $53,925 and $0 and shares outstanding
 of 0; 0; 2,945,829 and 0, respectively...................................................  $      18.31              N/A
                                                                                            ============   ==============
NUMBER OF SHARES AUTHORIZED...............................................................   100,000,000              N/A
                                                                                            ============   ==============
Class R2 Shares -- based on net assets of $0; $0; $9,351 and $0 and shares outstanding
 of 0; 0; 510,883 and 0, respectively.....................................................  $      18.30              N/A
                                                                                            ============   ==============
NUMBER OF SHARES AUTHORIZED...............................................................   100,000,000              N/A
                                                                                            ============   ==============
Institutional Class Shares -- based on net assets of $172,990; $8,132,534; $2,968,313 and
 $7,964,497 and shares outstanding of 19,768,793; 361,812,850; 162,104,303 and
 282,695,488, respectively ...............................................................  $      18.31   $        28.17
                                                                                            ============   ==============
NUMBER OF SHARES AUTHORIZED...............................................................   700,000,000    1,700,000,000
                                                                                            ============   ==============
Investments in Affiliated Investment Companies at Cost....................................  $         --   $           --
                                                                                            ------------   --------------
Investments at Cost.......................................................................  $  2,355,495   $    6,394,395
                                                                                            ============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital...........................................................................  $  2,267,547   $    6,300,449
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         2,124            1,744
Accumulated Net Realized Gain (Loss)......................................................        93,988           81,448
Net Unrealized Foreign Exchange Gain (Loss)...............................................            --               --
Net Unrealized Appreciation (Depreciation)................................................       667,930        1,580,856
                                                                                            ------------   --------------
NET ASSETS................................................................................  $  3,031,589   $    7,964,497
                                                                                            ============   ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                              U.S.            U.S.
                                                                                              Core            Core
                                                                                            Equity 1        Equity 2
                                                                                            Portfolio       Portfolio
                                                                                         --------------  --------------
ASSETS:
Investments at Value (including $275,950, $504,448, $194,968 and $1,066,975 of
 securities on loan, respectively)...................................................... $    3,774,682  $    6,129,097
Temporary Cash Investments at Value & Cost..............................................         31,672          28,695
Collateral Received from Securities on Loan at Value & Cost.............................            821           1,503
Affiliated Collateral Received from Securities on Loan at Value & Cost..................        285,212         521,669
Receivables:............................................................................
  Investment Securities Sold............................................................            163             351
  Dividends and Interest................................................................          2,830           4,754
  Securities Lending Income.............................................................            136             306
  Fund Shares Sold......................................................................          5,712           7,766
Prepaid Expenses and Other Assets.......................................................             95              87
                                                                                         --------------  --------------
   Total Assets.........................................................................      4,101,323       6,694,228
                                                                                         --------------  --------------
LIABILITIES:
Payables:...............................................................................
  Upon Return of Securities Loaned......................................................        286,033         523,172
  Investment Securities Purchased.......................................................         17,382           8,246
  Fund Shares Redeemed..................................................................          1,117           3,892
  Due to Advisor........................................................................            519           1,000
Accrued Expenses and Other Liabilities..................................................            167             298
                                                                                         --------------  --------------
   Total Liabilities....................................................................        305,218         536,608
                                                                                         --------------  --------------
NET ASSETS.............................................................................. $    3,796,105  $    6,157,620
                                                                                         ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $3,796,105; $6,157,620; $2,010,219 and $4,529,855 and shares outstanding of 314,101,011; 509,958,439; 167,450,522 and
 190,610,819, respectively.............................................................. $        12.09  $        12.07
                                                                                         ==============  ==============
NUMBER OF SHARES AUTHORIZED.............................................................  1,500,000,000   2,300,000,000
                                                                                         ==============  ==============

Investments at Cost..................................................................... $    3,044,250  $    5,043,721
                                                                                         ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................................................... $    3,129,457  $    5,112,004
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)................................................................................          6,237           9,634
Accumulated Net Realized Gain (Loss)....................................................        (70,021)        (49,394)
Net Unrealized Appreciation (Depreciation)..............................................        730,432       1,085,376
                                                                                         --------------  --------------
NET ASSETS.............................................................................. $    3,796,105  $    6,157,620
                                                                                         ==============  ==============

                                                                                              U.S.            U.S.
                                                                                             Vector           Small
                                                                                             Equity            Cap
                                                                                            Portfolio       Portfolio
                                                                                         --------------  --------------
ASSETS:
Investments at Value (including $275,950, $504,448, $194,968 and $1,066,975 of
 securities on loan, respectively)...................................................... $    2,003,812  $    4,518,928
Temporary Cash Investments at Value & Cost..............................................          8,472          22,078
Collateral Received from Securities on Loan at Value & Cost.............................            583           3,197
Affiliated Collateral Received from Securities on Loan at Value & Cost..................        202,292       1,110,010
Receivables:............................................................................
  Investment Securities Sold............................................................            171           2,885
  Dividends and Interest................................................................          1,211           1,054
  Securities Lending Income.............................................................            114             596
  Fund Shares Sold......................................................................          1,982           2,137
Prepaid Expenses and Other Assets.......................................................             42              61
                                                                                         --------------  --------------
   Total Assets.........................................................................      2,218,679       5,660,946
                                                                                         --------------  --------------
LIABILITIES:
Payables:...............................................................................
  Upon Return of Securities Loaned......................................................        202,875       1,113,207
  Investment Securities Purchased.......................................................          3,911          14,152
  Fund Shares Redeemed..................................................................          1,096           2,249
  Due to Advisor........................................................................            490           1,282
Accrued Expenses and Other Liabilities..................................................             88             201
                                                                                         --------------  --------------
   Total Liabilities....................................................................        208,460       1,131,091
                                                                                         --------------  --------------
NET ASSETS.............................................................................. $    2,010,219  $    4,529,855
                                                                                         ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $3,796,105; $6,157,620; $2,010,219 and $4,529,855 and shares outstanding of 314,101,011; 509,958,439; 167,450,522 and
 190,610,819, respectively.............................................................. $        12.00  $        23.76
                                                                                         ==============  ==============
NUMBER OF SHARES AUTHORIZED.............................................................  1,000,000,000   1,000,000,000
                                                                                         ==============  ==============

Investments at Cost..................................................................... $    1,639,974  $    3,299,245
                                                                                         ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................................................... $    1,706,262  $    3,412,304
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)................................................................................          2,410           3,718
Accumulated Net Realized Gain (Loss)....................................................        (62,291)       (105,850)
Net Unrealized Appreciation (Depreciation)..............................................        363,838       1,219,683
                                                                                         --------------  --------------
NET ASSETS.............................................................................. $    2,010,219  $    4,529,855
                                                                                         ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                             U.S.            DFA          Large
                                                                             Micro       Real Estate       Cap
                                                                              Cap        Securities   International
                                                                           Portfolio      Portfolio     Portfolio
                                                                        --------------  ------------  -------------
ASSETS:
Investments at Value (including $498,632, $647,227, $351,234 and
 $1,131,113 of securities on loan, respectively)....................... $    3,782,550  $  3,152,056  $  1,908,284
Temporary Cash Investments at Value & Cost.............................          4,712        19,467         5,770
Collateral Received from Securities on Loan at Value & Cost............          1,516         1,938         1,249
Affiliated Collateral Received from Securities on Loan at Value & Cost.        526,244       672,941       372,838
Foreign Currencies at Value............................................             --            --         3,389
Cash...................................................................             --            --            15
Receivables:...........................................................
  Investment Securities Sold...........................................          2,299            --           505
  Dividends, Interest and Tax Reclaims.................................          1,061         2,605         9,145
  Securities Lending Income............................................            532            92           478
  Fund Shares Sold.....................................................          1,315         1,661         1,434
Unrealized Gain on Foreign Currency Contracts..........................             --            --            29
Prepaid Expenses and Other Assets......................................             32            41            34
                                                                        --------------  ------------  ------------
    Total Assets.......................................................      4,320,261     3,850,801     2,303,170
                                                                        --------------  ------------  ------------
LIABILITIES:
Payables:..............................................................
  Upon Return of Securities Loaned.....................................        527,760       674,879       374,087
  Investment Securities Purchased......................................          1,334        16,648         3,869
  Fund Shares Redeemed.................................................          2,887         1,971           926
  Due to Advisor.......................................................          1,547           751           384
Accrued Expenses and Other Liabilities.................................            188           145           127
                                                                        --------------  ------------  ------------
    Total Liabilities..................................................        533,716       694,394       379,393
                                                                        --------------  ------------  ------------
NET ASSETS............................................................. $    3,786,545  $  3,156,407  $  1,923,777
                                                                        ==============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $3,786,545;
 $3,156,407; $1,923,777 and $6,063,718 and shares outstanding of
 250,225,113; 129,852,728; 88,252,834 and 491,945,902, respectively.... $        15.13  $      24.31  $      21.80
                                                                        ==============  ============  ============
NUMBER OF SHARES AUTHORIZED............................................  1,500,000,000   700,000,000   500,000,000
                                                                        ==============  ============  ============
Investments at Cost.................................................... $    2,854,316  $  2,294,360  $  1,484,568
                                                                        ==============  ============  ============
Foreign Currencies at Cost............................................. $           --  $         --  $      3,309
                                                                        ==============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................ $    3,019,546  $  2,549,319  $  1,676,916
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)....................................................          2,635         4,294        12,129
Accumulated Net Realized Gain (Loss)...................................       (163,870)     (254,902)     (189,293)
Net Unrealized Foreign Exchange Gain (Loss)............................             --            --           229
Net Unrealized Appreciation (Depreciation).............................        928,234       857,696       423,796
                                                                        --------------  ------------  ------------
NET ASSETS............................................................. $    3,786,545  $  3,156,407  $  1,923,777
                                                                        ==============  ============  ============

                                                                         International
                                                                             Core
                                                                            Equity
                                                                           Portfolio
                                                                        --------------
ASSETS:
Investments at Value (including $498,632, $647,227, $351,234 and
 $1,131,113 of securities on loan, respectively)....................... $    6,013,743
Temporary Cash Investments at Value & Cost.............................         28,753
Collateral Received from Securities on Loan at Value & Cost............          1,559
Affiliated Collateral Received from Securities on Loan at Value & Cost.      1,218,053
Foreign Currencies at Value............................................         13,734
Cash...................................................................             15
Receivables:...........................................................
  Investment Securities Sold...........................................            763
  Dividends, Interest and Tax Reclaims.................................         27,057
  Securities Lending Income............................................          1,739
  Fund Shares Sold.....................................................          6,304
Unrealized Gain on Foreign Currency Contracts..........................             62
Prepaid Expenses and Other Assets......................................            110
                                                                        --------------
    Total Assets.......................................................      7,311,892
                                                                        --------------
LIABILITIES:
Payables:..............................................................
  Upon Return of Securities Loaned.....................................      1,219,612
  Investment Securities Purchased......................................         24,200
  Fund Shares Redeemed.................................................          2,263
  Due to Advisor.......................................................          1,693
Accrued Expenses and Other Liabilities.................................            406
                                                                        --------------
    Total Liabilities..................................................      1,248,174
                                                                        --------------
NET ASSETS............................................................. $    6,063,718
                                                                        ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Institutional Class Shares -- based on net assets of $3,786,545;
 $3,156,407; $1,923,777 and $6,063,718 and shares outstanding of
 250,225,113; 129,852,728; 88,252,834 and 491,945,902, respectively.... $        12.33
                                                                        ==============
NUMBER OF SHARES AUTHORIZED............................................  2,000,000,000
                                                                        ==============
Investments at Cost.................................................... $    5,258,487
                                                                        ==============
Foreign Currencies at Cost............................................. $       13,060
                                                                        ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................ $    5,333,846
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)....................................................         35,717
Accumulated Net Realized Gain (Loss)...................................        (62,355)
Net Unrealized Foreign Exchange Gain (Loss)............................            580
Net Unrealized Appreciation (Depreciation).............................        755,930
                                                                        --------------
NET ASSETS............................................................. $    6,063,718
                                                                        ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                                   Asia         United
                                                                  International    Japanese       Pacific       Kingdom
                                                                      Small          Small         Small         Small
                                                                     Company        Company       Company       Company
                                                                    Portfolio      Portfolio     Portfolio     Portfolio
                                                                  -------------- ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.......... $    6,986,397 $    169,096  $    169,658  $     39,416
Temporary Cash Investments at Value & Cost.......................         11,083           --            --            --
Cash.............................................................             15           --            --            --
Receivables:.....................................................
 Affiliated Investment Companies Sold............................             --        1,382           155            26
 Fund Shares Sold................................................         12,901           --            25            --
Prepaid Expenses and Other Assets................................             52            9            19            10
                                                                  -------------- ------------  ------------  ------------
   Total Assets..................................................      7,010,448      170,487       169,857        39,452
                                                                  -------------- ------------  ------------  ------------
LIABILITIES:
Payables:........................................................
 Fund Shares Redeemed............................................          2,437        1,382           180            26
 Due to Advisor..................................................          2,251           53            56            12
Accrued Expenses and Other Liabilities...........................            225           22            19             7
                                                                  -------------- ------------  ------------  ------------
   Total Liabilities.............................................          4,913        1,457           255            45
                                                                  -------------- ------------  ------------  ------------
NET ASSETS....................................................... $    7,005,535 $    169,030  $    169,602  $     39,407
                                                                  ============== ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets of $7,005,535;
  $169,030; $169,602 and $39,407 and shares outstanding of
  373,955,745; 10,764,061; 6,048,087 and 1,400,854,
  respectively................................................... $        18.73 $      15.70  $      28.04  $      28.13
                                                                  ============== ============  ============  ============
NUMBER OF SHARES AUTHORIZED......................................  1,500,000,000  100,000,000   100,000,000   100,000,000
                                                                  ============== ============  ============  ============
Investments in Affiliated Investment Companies at Cost........... $    5,617,599 $    228,036  $    131,164  $     30,883
                                                                  ============== ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    5,590,694 $    319,921  $    162,119  $     33,260
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................         13,826        1,350        (2,357)          207
Accumulated Net Realized Gain (Loss).............................         31,616      (93,338)      (28,659)       (2,602)
Net Unrealized Foreign Exchange Gain (Loss)......................            601           37             5             9
Net Unrealized Appreciation (Depreciation).......................      1,368,798      (58,940)       38,494         8,533
                                                                  -------------- ------------  ------------  ------------
NET ASSETS....................................................... $    7,005,535 $    169,030  $    169,602  $     39,407
                                                                  ============== ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                                              DFA
                                                                                            Continental  International
                                                                                               Small      Real Estate
                                                                                              Company     Securities
                                                                                             Portfolio     Portfolio
                                                                                           ------------  -------------
ASSETS:
Investments in Affiliated Investment Companies at Value................................... $    157,927            --
Investments at Value (including $0, $174,537, $0 and $943,209 of securities on loan,
 respectively)............................................................................           --  $  1,100,580
Temporary Cash Investments at Value & Cost................................................           --         2,412
Collateral Received from Securities on Loan at Value & Cost...............................           --           395
Affiliated Collateral Received from Securities on Loan at Value & Cost....................           --       199,193
Foreign Currencies at Value...............................................................           --         1,666
Cash......................................................................................           --            16
Receivables:..............................................................................
  Investment Securities/Affiliated Investment Companies Sold..............................           67            45
  Dividends, Interest and Tax Reclaims....................................................           --         5,741
  Securities Lending Income...............................................................           --           220
  Fund Shares Sold........................................................................           25         1,010
Unrealized Gain on Foreign Currency Contracts.............................................           --             2
Prepaid Expenses and Other Assets.........................................................           11           267
                                                                                           ------------  ------------
   Total Assets...........................................................................      158,030     1,311,547
                                                                                           ------------  ------------
LIABILITIES:
Payables:.................................................................................
  Upon Return of Securities Loaned........................................................           --       199,588
  Investment Securities/Affiliated Investment Companies...................................
  Purchased...............................................................................           --           933
  Fund Shares Redeemed....................................................................           92           396
  Due to Advisor..........................................................................           51           308
Accrued Expenses and Other Liabilities....................................................           19            98
                                                                                           ------------  ------------
   Total Liabilities......................................................................          162       201,323
                                                                                           ------------  ------------
NET ASSETS................................................................................ $    157,868  $  1,110,224
                                                                                           ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Cass Shares -- based on net assets of $157,868; $1,110,224; $816,819 and
 $9,275,519 and shares outstanding of 7,806,496; 198,726,765; 91,994,628 and 489,608,697,
 respectively............................................................................. $      20.22  $       5.59
                                                                                           ============  ============
NUMBER OF SHARES AUTHORIZED...............................................................  100,000,000   700,000,000
                                                                                           ============  ============
Investments in Affiliated Investment Companies at Cost.................................... $    116,394  $         --
                                                                                           ------------  ------------
Investments at Cost....................................................................... $         --  $  1,014,462
                                                                                           ============  ============
Foreign Currencies at Cost................................................................ $         --  $      1,616
                                                                                           ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    143,379  $  1,266,359
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....          961       (72,834)
Accumulated Net Realized Gain (Loss)......................................................      (28,061)     (169,545)
Net Unrealized Foreign Exchange Gain (Loss)...............................................           56            76
Net Unrealized Appreciation (Depreciation)................................................       41,533        86,168
                                                                                           ------------  ------------
NET ASSETS................................................................................ $    157,868  $  1,110,224
                                                                                           ============  ============

                                                                                                DFA           DFA
                                                                                              Global     International
                                                                                            Real Estate    Small Cap
                                                                                            Securities       Value
                                                                                             Portfolio     Portfolio
                                                                                           ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value................................... $    815,127              --
Investments at Value (including $0, $174,537, $0 and $943,209 of securities on loan,
 respectively)............................................................................           --  $    9,184,267
Temporary Cash Investments at Value & Cost................................................        1,244          14,399
Collateral Received from Securities on Loan at Value & Cost...............................           --           1,467
Affiliated Collateral Received from Securities on Loan at Value & Cost....................           --       1,027,360
Foreign Currencies at Value...............................................................           --          48,278
Cash......................................................................................           --              16
Receivables:..............................................................................
  Investment Securities/Affiliated Investment Companies Sold..............................           --          19,111
  Dividends, Interest and Tax Reclaims....................................................           --          43,980
  Securities Lending Income...............................................................           --           2,006
  Fund Shares Sold........................................................................        1,666           3,746
Unrealized Gain on Foreign Currency Contracts.............................................           --             168
Prepaid Expenses and Other Assets.........................................................           24             122
                                                                                           ------------  --------------
   Total Assets...........................................................................      818,061      10,344,920
                                                                                           ------------  --------------
LIABILITIES:
Payables:.................................................................................
  Upon Return of Securities Loaned........................................................           --       1,028,827
  Investment Securities/Affiliated Investment Companies...................................
  Purchased...............................................................................          807          31,607
  Fund Shares Redeemed....................................................................          396           3,617
  Due to Advisor..........................................................................           17           4,863
Accrued Expenses and Other Liabilities....................................................           22             487
                                                                                           ------------  --------------
   Total Liabilities......................................................................        1,242       1,069,401
                                                                                           ------------  --------------
NET ASSETS................................................................................ $    816,819  $    9,275,519
                                                                                           ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Cass Shares -- based on net assets of $157,868; $1,110,224; $816,819 and
 $9,275,519 and shares outstanding of 7,806,496; 198,726,765; 91,994,628 and 489,608,697,
 respectively............................................................................. $       8.88  $        18.94
                                                                                           ============  ==============
NUMBER OF SHARES AUTHORIZED...............................................................  500,000,000   2,300,000,000
                                                                                           ============  ==============
Investments in Affiliated Investment Companies at Cost.................................... $    583,053  $           --
                                                                                           ------------  --------------
Investments at Cost....................................................................... $         --  $    8,217,071
                                                                                           ============  ==============
Foreign Currencies at Cost................................................................ $         --  $       46,927
                                                                                           ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    612,813  $    7,987,652
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         (134)         49,219
Accumulated Net Realized Gain (Loss)......................................................      (27,934)        268,947
Net Unrealized Foreign Exchange Gain (Loss)...............................................           --           1,154
Net Unrealized Appreciation (Depreciation)................................................      232,074         968,547
                                                                                           ------------  --------------
NET ASSETS................................................................................ $    816,819  $    9,275,519
                                                                                           ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                                  International
                                                                                                     Vector       World ex
                                                                                                     Equity      U.S. Value
                                                                                                    Portfolio    Portfolio
                                                                                                  ------------- ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.......................................... $         --  $     43,108
Investments at Value (including $73,942, $0 and $0 of securities on loan, respectively)..........      477,436            --
Temporary Cash Investments at Value & Cost.......................................................        2,801           107
Collateral Received from Securities on Loan at Value & Cost......................................        1,971            --
Affiliated Collateral Received from Securities on Loan at Value & Cost...........................       79,087            --
Foreign Currencies at Value......................................................................        1,331            --
Cash.............................................................................................           15            16
Receivables:.....................................................................................
  Investment Securities/Affiliated Investment Companies Sold.....................................           97            --
  Dividends, Interest and Tax Reclaims...........................................................        2,096            --
  Securities Lending Income......................................................................          134            --
  Fund Shares Sold...............................................................................          480           199
Unrealized Gain on Foreign Currency Contracts....................................................            2            --
Prepaid Expenses and Other Assets................................................................           11            25
Deferred Offering Costs..........................................................................           --             7
                                                                                                  ------------  ------------
   Total Assets..................................................................................      565,461        43,462
                                                                                                  ------------  ------------
LIABILITIES:
Payables:........................................................................................
  Upon Return of Securities Loaned...............................................................       81,058            --
  Investment Securities/Affiliated Investment Companies Purchased................................        2,561            73
  Fund Shares Redeemed...........................................................................          129            --
  Due to Advisor.................................................................................          173             3
Accrued Expenses and Other Liabilities...........................................................           11             5
                                                                                                  ------------  ------------
   Total Liabilities.............................................................................       83,932            81
                                                                                                  ------------  ------------
NET ASSETS....................................................................................... $    481,529  $     43,381
                                                                                                  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $481,529; $43,381 and $2,574,363 and shares
 outstanding of 40,698,238; 3,406,642 and 79,539,745, respectively............................... $      11.83  $      12.73
                                                                                                  ============  ============
NUMBER OF SHARES AUTHORIZED......................................................................  500,000,000   100,000,000
                                                                                                  ============  ============
Investments in Affiliated Investment Companies at Cost........................................... $         --  $     35,669
                                                                                                  ------------  ------------
Investments at Cost.............................................................................. $    340,819  $         --
                                                                                                  ============  ============
Foreign Currencies at Cost....................................................................... $      1,300  $         --
                                                                                                  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $    335,390  $     35,392
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...........        2,354           223
Accumulated Net Realized Gain (Loss).............................................................        7,088           335
Deferred Thailand Capital Gains Tax..............................................................           --            (7)
Net Unrealized Foreign Exchange Gain (Loss)......................................................           49            (1)
Net Unrealized Appreciation (Depreciation).......................................................      136,648         7,439
                                                                                                  ------------  ------------
NET ASSETS....................................................................................... $    481,529  $     43,381
                                                                                                  ============  ============

                                                                                                    Emerging
                                                                                                     Markets
                                                                                                    Portfolio
                                                                                                  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.......................................... $  2,575,286
Investments at Value (including $73,942, $0 and $0 of securities on loan, respectively)..........           --
Temporary Cash Investments at Value & Cost.......................................................           --
Collateral Received from Securities on Loan at Value & Cost......................................           --
Affiliated Collateral Received from Securities on Loan at Value & Cost...........................           --
Foreign Currencies at Value......................................................................           --
Cash.............................................................................................           --
Receivables:.....................................................................................
  Investment Securities/Affiliated Investment Companies Sold.....................................           --
  Dividends, Interest and Tax Reclaims...........................................................           --
  Securities Lending Income......................................................................           --
  Fund Shares Sold...............................................................................        2,146
Unrealized Gain on Foreign Currency Contracts....................................................           --
Prepaid Expenses and Other Assets................................................................           25
Deferred Offering Costs..........................................................................           --
                                                                                                  ------------
   Total Assets..................................................................................    2,577,457
                                                                                                  ------------
LIABILITIES:
Payables:........................................................................................
  Upon Return of Securities Loaned...............................................................           --
  Investment Securities/Affiliated Investment Companies Purchased................................        1,007
  Fund Shares Redeemed...........................................................................        1,139
  Due to Advisor.................................................................................          842
Accrued Expenses and Other Liabilities...........................................................          106
                                                                                                  ------------
   Total Liabilities.............................................................................        3,094
                                                                                                  ------------
NET ASSETS....................................................................................... $  2,574,363
                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $481,529; $43,381 and $2,574,363 and shares
 outstanding of 40,698,238; 3,406,642 and 79,539,745, respectively............................... $      32.37
                                                                                                  ============
NUMBER OF SHARES AUTHORIZED......................................................................  500,000,000
                                                                                                  ============
Investments in Affiliated Investment Companies at Cost........................................... $  1,178,839
                                                                                                  ------------
Investments at Cost.............................................................................. $         --
                                                                                                  ============
Foreign Currencies at Cost....................................................................... $         --
                                                                                                  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................................................. $  1,047,522
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)...........        7,859
Accumulated Net Realized Gain (Loss).............................................................      127,169
Deferred Thailand Capital Gains Tax..............................................................       (4,691)
Net Unrealized Foreign Exchange Gain (Loss)......................................................           57
Net Unrealized Appreciation (Depreciation).......................................................    1,396,447
                                                                                                  ------------
NET ASSETS....................................................................................... $  2,574,363
                                                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                                   Emerging       Emerging
                                                                                                    Markets        Markets
                                                                                                   Small Cap        Value
                                                                                                   Portfolio      Portfolio
                                                                                                 ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value......................................... $  2,135,949  $   15,403,054
Investments at Value (including $0, $0 and $442,358 of securities on loan, respectively)........           --              --
Temporary Cash Investments at Value & Cost......................................................           --              --
Collateral Received from Securities on Loan at Value & Cost.....................................           --              --
Affiliated Collateral Received from Securities on Loan at Value & Cost..........................           --              --
Foreign Currencies at Value.....................................................................           --              --
Cash............................................................................................           --              --
Receivables:
  Investment Securities/Affiliated Investment Companies Sold....................................           --              --
  Dividends, Interest and Tax Reclaims..........................................................           --              --
  Securities Lending Income.....................................................................           --              --
  Fund Shares Sold..............................................................................        1,733          20,913
Unrealized Gain on Foreign Currency Contracts...................................................           --              --
Prepaid Expenses and Other Assets...............................................................           36             130
                                                                                                 ------------  --------------
   Total Assets.................................................................................    2,137,718      15,424,097
                                                                                                 ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................................................           --              --
  Investment Securities/Affiliated Investment Companies Purchased...............................          860          18,440
  Fund Shares Redeemed..........................................................................          873           2,473
  Due to Advisor................................................................................          786           4,997
Deferred Thailand Capital Gains Tax.............................................................           --              --
Accrued Expenses and Other Liabilities..........................................................           60             429
                                                                                                 ------------  --------------
   Total Liabilities............................................................................        2,579          26,339
                                                                                                 ------------  --------------
NET ASSETS                                                                                       $  2,135,139  $   15,397,758
                                                                                                 ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $45,012 and $0 and shares outstanding of 0;
 1,193,853 and 0, respectively..................................................................          N/A  $        37.70
                                                                                                 ============  ==============
NUMBER OF SHARES AUTHORIZED.....................................................................          N/A     100,000,000
                                                                                                 ============  ==============
Institutional Class Shares -- based on net assets of $2,135,139; $15,352,746 and $5,410,193 and
 shares outstanding of 85,966,761; 407,030,979 and 233,522,337, respectively                     $      24.84  $        37.72
                                                                                                 ============  ==============
NUMBER OF SHARES AUTHORIZED.....................................................................  500,000,000   1,500,000,000
                                                                                                 ============  ==============
Investments in Affiliated Investment Companies at Cost.......................................... $  1,438,989  $   11,251,655
                                                                                                 ------------  --------------
Investments at Cost............................................................................. $         --  $           --
                                                                                                 ============  ==============
Foreign Currencies at Cost...................................................................... $         --  $           --
                                                                                                 ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................................. $  1,362,549  $   11,064,980
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)                  5,803          27,637
Accumulated Net Realized Gain (Loss)............................................................       73,718         175,841
Deferred Thailand Capital Gains Tax.............................................................       (3,961)        (22,443)
Net Unrealized Foreign Exchange Gain (Loss).....................................................           70             344
Net Unrealized Appreciation (Depreciation)......................................................      696,960       4,151,399
                                                                                                 ------------  --------------
NET ASSETS                                                                                       $  2,135,139  $   15,397,758
                                                                                                 ============  ==============

                                                                                                    Emerging
                                                                                                     Markets
                                                                                                   Core Equity
                                                                                                    Portfolio
                                                                                                 --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.........................................             --
Investments at Value (including $0, $0 and $442,358 of securities on loan, respectively)........ $    5,384,388
Temporary Cash Investments at Value & Cost......................................................         17,934
Collateral Received from Securities on Loan at Value & Cost.....................................            658
Affiliated Collateral Received from Securities on Loan at Value & Cost..........................        469,495
Foreign Currencies at Value.....................................................................          3,794
Cash............................................................................................         11,206
Receivables:
  Investment Securities/Affiliated Investment Companies Sold....................................             87
  Dividends, Interest and Tax Reclaims..........................................................         13,348
  Securities Lending Income.....................................................................            524
  Fund Shares Sold..............................................................................          6,242
Unrealized Gain on Foreign Currency Contracts...................................................              7
Prepaid Expenses and Other Assets...............................................................             92
                                                                                                 --------------
   Total Assets.................................................................................      5,907,775
                                                                                                 --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............................................................        470,153
  Investment Securities/Affiliated Investment Companies Purchased...............................         14,326
  Fund Shares Redeemed..........................................................................          2,825
  Due to Advisor................................................................................          2,401
Deferred Thailand Capital Gains Tax.............................................................          7,576
Accrued Expenses and Other Liabilities..........................................................            301
                                                                                                 --------------
   Total Liabilities............................................................................        497,582
                                                                                                 --------------
NET ASSETS                                                                                       $    5,410,193
                                                                                                 ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $0; $45,012 and $0 and shares outstanding of 0;
 1,193,853 and 0, respectively..................................................................            N/A
                                                                                                 ==============
NUMBER OF SHARES AUTHORIZED.....................................................................            N/A
                                                                                                 ==============
Institutional Class Shares -- based on net assets of $2,135,139; $15,352,746 and $5,410,193 and
 shares outstanding of 85,966,761; 407,030,979 and 233,522,337, respectively                     $        23.17
                                                                                                 ==============
NUMBER OF SHARES AUTHORIZED.....................................................................  1,000,000,000
                                                                                                 ==============
Investments in Affiliated Investment Companies at Cost.......................................... $           --
                                                                                                 --------------
Investments at Cost............................................................................. $    3,738,884
                                                                                                 ==============
Foreign Currencies at Cost...................................................................... $        3,758
                                                                                                 ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................................. $    3,809,933
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)                   16,003
Accumulated Net Realized Gain (Loss)............................................................        (53,903)
Deferred Thailand Capital Gains Tax.............................................................         (7,576)
Net Unrealized Foreign Exchange Gain (Loss).....................................................            196
Net Unrealized Appreciation (Depreciation)......................................................      1,645,540
                                                                                                 --------------
NET ASSETS                                                                                       $    5,410,193
                                                                                                 ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                         Enhanced     U.S.       U.S.      U.S.
                                                        U.S. Large Large Cap   Targeted  Small Cap
                                                         Company     Value       Value     Value
                                                        Portfolio  Portfolio*  Portfolio Portfolio
                                                        ---------- ----------  --------- ----------
Investment Income
 Dividends.............................................  $    53   $   62,551  $ 12,857  $   37,356
 Interest..............................................      874           11         8          15
 Income from Securities Lending........................       --        2,287     1,122       4,142
 Expenses Allocated from Affiliated Investment Company.       --       (4,245)       --          --
                                                         -------   ----------  --------  ----------
     Total Investment Income...........................      927       60,604    13,987      41,513
                                                         -------   ----------  --------  ----------
Expenses
 Investment Advisory Services Fees.....................       42           --     1,351       7,430
 Administrative Services Fees..........................      125        5,541     3,377      11,145
 Accounting & Transfer Agent Fees......................       19           50       152         398
 S&P 500(R) Fees.......................................        3           --        --          --
 Shareholder Servicing Fees --.........................
   Class R1 Shares.....................................       --           --        24          --
   Class R2 Shares.....................................       --           --        10          --
 Custodian Fees........................................        7           --        28          59
 Filing Fees...........................................       16           63        56          25
 Shareholders' Reports.................................        3           96        48          92
 Directors'/Trustees' Fees & Expenses..................        1           46        15          46
 Professional Fees.....................................        2           45        28          87
 Other.................................................        3           29        15          47
                                                         -------   ----------  --------  ----------
     Total Expenses....................................      221        5,870     5,104      19,329
                                                         -------   ----------  --------  ----------
 Net Investment Income (Loss)..........................      706       54,734     8,883      22,184
                                                         -------   ----------  --------  ----------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:..........................
   Investment Securities Sold..........................      176      222,001    94,913     203,550
   Futures.............................................   28,921       (9,927)        9          --
   Foreign Currency Transactions.......................     (791)          --        --          --
 Change in Unrealized Appreciation.....................
   (Depreciation) of:..................................
   Investment Securities...............................    2,424    1,166,305   468,304   1,430,498
   Futures.............................................   (4,985)          --        --          --
   Translation of Foreign Currency Denominated Amounts.   (1,179)          --        --          --
                                                         -------   ----------  --------  ----------
 Net Realized and Unrealized Gain (Loss)...............   24,566    1,378,379   563,226   1,634,048
                                                         -------   ----------  --------  ----------
Net Increase (Decrease) in Net Assets Resulting from
  Operations...........................................  $25,272   $1,433,113  $572,109  $1,656,232
                                                         =======   ==========  ========  ==========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                   U.S.      U.S.       U.S.      U.S.
                                                                   Core      Core      Vector     Small
                                                                 Equity 1  Equity 2    Equity      Cap
                                                                 Portfolio Portfolio  Portfolio Portfolio
                                                                 --------- ---------- --------- ---------
Investment Income
 Dividends...................................................... $ 26,563  $   42,188 $ 11,870  $ 21,210
 Interest.......................................................       11          13        5        13
 Income from Securities Lending.................................      699       1,655      665     3,630
                                                                 --------  ---------- --------  --------
     Total Investment Income....................................   27,273      43,856   12,540    24,853
                                                                 --------  ---------- --------  --------
Expenses
 Investment Advisory Services Fees..............................    2,846       5,635    2,717       602
 Administrative Services Fees...................................       --          --       --     6,421
 Accounting & Transfer Agent Fees...............................      183         302      104       218
 Custodian Fees.................................................       36          44       24        48
 Filing Fees....................................................       61          61       23        37
 Shareholders' Reports..........................................       22          48       22        45
 Directors'/Trustees' Fees & Expenses...........................       19          33       10        22
 Professional Fees..............................................       38          60       19        46
 Other..........................................................       18          32       12        24
                                                                 --------  ---------- --------  --------
     Total Expenses.............................................    3,223       6,215    2,931     7,463
                                                                 --------  ---------- --------  --------
 Net Investment Income (Loss)...................................   24,050      37,641    9,609    17,390
                                                                 --------  ---------- --------  --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...................................
   Investment Securities Sold...................................   11,682      37,688   21,681   126,594
   Futures......................................................       --          --       --       930
 Change in Unrealized Appreciation (Depreciation) of:...........
   Investment Securities........................................  553,180     979,420  335,386   738,366
                                                                 --------  ---------- --------  --------
 Net Realized and Unrealized Gain (Loss)........................  564,862   1,017,108  357,067   865,890
                                                                 --------  ---------- --------  --------
Net Increase (Decrease) in Net Assets Resulting from Operations. $588,912  $1,054,749 $366,676  $883,280
                                                                 ========  ========== ========  ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                   U.S.        DFA
                                                                   Micro   Real Estate   Large Cap   International
                                                                    Cap    Securities  International  Core Equity
                                                                 Portfolio  Portfolio    Portfolio     Portfolio
                                                                 --------- ----------- ------------- -------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $1, $0, $2,251 and
   $6,016, respectively)........................................ $ 19,182   $ 23,715     $ 26,697      $ 76,089
 Interest.......................................................        8          8            5            19
 Income from Securities Lending.................................    2,953        461        1,181         4,690
                                                                 --------   --------     --------      --------
     Total Investment Income....................................   22,143     24,184       27,883        80,798
                                                                 --------   --------     --------      --------
Expenses
 Investment Advisory Services Fees..............................    1,764      4,222        2,164         9,409
 Administrative Services Fees...................................    7,056         --           --            --
 Accounting & Transfer Agent Fees...............................      195        157          103           291
 Custodian Fees.................................................       34         14          150           522
 Filing Fees....................................................       19         32           15            58
 Shareholders' Reports..........................................       48         55           38            55
 Directors'/Trustees' Fees & Expenses...........................       22         18           11            31
 Professional Fees..............................................       43         32           24            61
 Other..........................................................       27         17           21            60
                                                                 --------   --------     --------      --------
     Total Expenses.............................................    9,208      4,547        2,526        10,487
                                                                 --------   --------     --------      --------
 Net Investment Income (Loss)...................................   12,935     19,637       25,357        70,311
                                                                 --------   --------     --------      --------
Realized and Unrealized Gain (Loss)
 Capital Gain Distributions Received from Investment Securities.       --      7,319           --            --
 Net Realized Gain (Loss) on:...................................
   Investment Securities Sold...................................  109,951    (16,475)      (1,912)       17,177
   Foreign Currency Transactions................................       --         --          231           143
 Change in Unrealized Appreciation (Depreciation) of:...........
   Investment Securities and Foreign Currency...................  623,901    412,942      198,433       696,997
   Translation of Foreign Currency Denominated Amounts..........       --         --           54           205
                                                                 --------   --------     --------      --------
 Net Realized and Unrealized Gain (Loss)........................  733,852    403,786      196,806       714,522
                                                                 --------   --------     --------      --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations.................................................... $746,787   $423,423     $222,163      $784,833
                                                                 ========   ========     ========      ========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)


                                                                                        International  Japanese  Asia Pacific
                                                                                            Small       Small       Small
                                                                                           Company     Company     Company
                                                                                         Portfolio*   Portfolio*  Portfolio*
                                                                                        ------------- ---------- ------------
Investment Income
  Net Investment Income Received from Affiliated Investment Companies:.................
  Dividends (Net of Foreign Taxes Withheld of $5,774, $136, $63, and $0, respectively).  $   69,613    $ 1,805     $ 2,174
  Interest.............................................................................          18          1          --
  Income from Securities Lending.......................................................       7,048         99         187
  Expenses Allocated from Affiliated Investment Companies .............................      (4,242)       (92)       (116)
                                                                                         ----------    -------     -------
    Total Net Investment Income Received from Affiliated Investment Companies..........      72,437      1,813       2,245
                                                                                         ----------    -------     -------
Fund Investment Income
  Interest.............................................................................           9         --          --
                                                                                         ----------    -------     -------
    Total Fund Investment Income.......................................................           9         --          --
                                                                                         ----------    -------     -------
Fund Expenses
  Administrative Services Fees.........................................................      12,321        274         296
  Accounting & Transfer Agent Fees.....................................................          42          7           7
  Filing Fees..........................................................................          42          9          11
  Shareholders' Reports................................................................          72          1           2
  Directors'/Trustees' Fees & Expenses.................................................          35          1           1
  Professional Fees....................................................................          34          2           2
  Other................................................................................          20          2           3
                                                                                         ----------    -------     -------
    Total Expenses.....................................................................      12,566        296         322
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by
   Advisor (Note C)....................................................................          --         --          --
                                                                                         ----------    -------     -------
  Net Expenses.........................................................................      12,566        296         322
                                                                                         ----------    -------     -------
  Net Investment Income (Loss).........................................................      59,880      1,517       1,923
                                                                                         ----------    -------     -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:.........................................................
   Investment Securities Sold..........................................................     114,761     (4,303)      5,308
   Futures.............................................................................        (271)        --          --
   Foreign Currency Transactions.......................................................         551        (25)         34
  Change in Unrealized Appreciation (Depreciation) of:.................................
   Investment Securities and Foreign Currency..........................................     832,723     17,018      11,477
   Translation of Foreign Currency Denominated Amounts ................................         152        (10)          7
                                                                                         ----------    -------     -------
  Net Realized and Unrealized Gain (Loss)..............................................     947,916     12,680      16,826
                                                                                         ----------    -------     -------
Net Increase (Decrease) in Net Assets Resulting from Operations........................  $1,007,796    $14,197     $18,749
                                                                                         ==========    =======     =======

                                                                                          United
                                                                                         Kingdom
                                                                                          Small
                                                                                         Company
                                                                                        Portfolio*
                                                                                        ----------
Investment Income
  Net Investment Income Received from Affiliated Investment Companies:.................
  Dividends (Net of Foreign Taxes Withheld of $5,774, $136, $63, and $0, respectively).   $  508
  Interest.............................................................................       --
  Income from Securities Lending.......................................................        5
  Expenses Allocated from Affiliated Investment Companies .............................      (22)
                                                                                          ------
    Total Net Investment Income Received from Affiliated Investment Companies..........      491
                                                                                          ------
Fund Investment Income
  Interest.............................................................................       --
                                                                                          ------
    Total Fund Investment Income.......................................................       --
                                                                                          ------
Fund Expenses
  Administrative Services Fees.........................................................       71
  Accounting & Transfer Agent Fees.....................................................        7
  Filing Fees..........................................................................        8
  Shareholders' Reports................................................................        1
  Directors'/Trustees' Fees & Expenses.................................................       --
  Professional Fees....................................................................        1
  Other................................................................................        1
                                                                                          ------
    Total Expenses.....................................................................       89
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by
   Advisor (Note C)....................................................................       (6)
                                                                                          ------
  Net Expenses.........................................................................       83
                                                                                          ------
  Net Investment Income (Loss).........................................................      408
                                                                                          ------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:.........................................................
   Investment Securities Sold..........................................................      444
   Futures.............................................................................       --
   Foreign Currency Transactions.......................................................        6
  Change in Unrealized Appreciation (Depreciation) of:.................................
   Investment Securities and Foreign Currency..........................................    4,994
   Translation of Foreign Currency Denominated Amounts ................................        5
                                                                                          ------
  Net Realized and Unrealized Gain (Loss)..............................................    5,449
                                                                                          ------
Net Increase (Decrease) in Net Assets Resulting from Operations........................   $5,857
                                                                                          ======

---------
*Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                   DFA
                                                                                  Continental International DFA Global
                                                                                     Small     Real Estate  Real Estate
                                                                                    Company    Securities   Securities
                                                                                  Portfolio*    Portfolio    Portfolio
                                                                                  ----------- ------------- -----------
Investment Income................................................................
  Net Investment Income Received from Affiliated Investment Companies:...........
  Dividends (Net of Foreign Taxes Withheld of $194, $0, $0 and $0, respectively).   $ 1,239           --           --
  Income Distributions Received from Affiliated Investment Company...............        --           --      $36,425
  Interest.......................................................................         1           --           --
  Income from Securities Lending.................................................       231           --           --
  Expenses Allocated from Affiliated Investment Company..........................       (98)          --           --
                                                                                    -------     --------      -------
    Total Net Investment Income Received from Affiliated Investment Companies....     1,373           --       36,425
                                                                                    -------     --------      -------
Fund Investment Income...........................................................
  Dividends (Net of Foreign Taxes Withheld of $0, $1,913, $0 and $7,543,
   respectively).................................................................        --     $ 38,416           --
  Interest.......................................................................        --            4            1
  Income from Securities Lending.................................................        --          629           --
                                                                                    -------     --------      -------
    Total Fund Investment Income.................................................        --       39,049            1
                                                                                    -------     --------      -------
Fund Expenses....................................................................
  Investment Advisory Services Fees..............................................        --        1,692        1,215
  Administrative Services Fees...................................................       276           --           --
  Accounting & Transfer Agent Fees...............................................         7           63           10
  Custodian Fees.................................................................        --           91           --
  Filing Fees....................................................................         8           25           15
  Shareholders' Reports..........................................................         2           25            9
  Directors'/Trustees' Fees & Expenses...........................................         1            6            4
  Professional Fees..............................................................         2           14            6
  Other..........................................................................         2           87            6
                                                                                    -------     --------      -------
    Total Expenses...............................................................       298        2,003        1,265
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by
   Advisor (Note C)..............................................................        --           --       (1,117)
                                                                                    -------     --------      -------
  Net Expenses...................................................................       298        2,003          148
                                                                                    -------     --------      -------
  Net Investment Income (Loss)...................................................     1,075       37,046       36,278
                                                                                    -------     --------      -------
Realized and Unrealized Gain (Loss)..............................................
  Net Realized Gain (Loss) on:...................................................
   Investment Securities Sold....................................................     1,452      (66,439)      (4,507)
   Futures.......................................................................       (16)          --           --
   Foreign Currency Transactions.................................................        19           90           --
  Change in Unrealized Appreciation (Depreciation) of:...........................
   Investment Securities and Foreign Currency....................................    23,688      155,357       65,666
   Translation of Foreign Currency Denominated Amounts...........................         9          (15)          --
                                                                                    -------     --------      -------
  Net Realized and Unrealized Gain (Loss)........................................    25,152       88,993       61,159
                                                                                    -------     --------      -------
Net Increase (Decrease) in Net Assets Resulting from Operations..................   $26,227     $126,039      $97,437
                                                                                    =======     ========      =======

                                                                                       DFA
                                                                                  International
                                                                                    Small Cap
                                                                                      Value
                                                                                    Portfolio
                                                                                  -------------
Investment Income................................................................
  Net Investment Income Received from Affiliated Investment Companies:...........
  Dividends (Net of Foreign Taxes Withheld of $194, $0, $0 and $0, respectively).          --
  Income Distributions Received from Affiliated Investment Company...............          --
  Interest.......................................................................          --
  Income from Securities Lending.................................................          --
  Expenses Allocated from Affiliated Investment Company..........................          --
                                                                                   ----------
    Total Net Investment Income Received from Affiliated Investment Companies....          --
                                                                                   ----------
Fund Investment Income...........................................................
  Dividends (Net of Foreign Taxes Withheld of $0, $1,913, $0 and $7,543,
   respectively).................................................................  $   93,595
  Interest.......................................................................          17
  Income from Securities Lending.................................................       6,636
                                                                                   ----------
    Total Fund Investment Income.................................................     100,248
                                                                                   ----------
Fund Expenses....................................................................
  Investment Advisory Services Fees..............................................      27,431
  Administrative Services Fees...................................................          --
  Accounting & Transfer Agent Fees...............................................         452
  Custodian Fees.................................................................         957
  Filing Fees....................................................................          56
  Shareholders' Reports..........................................................         105
  Directors'/Trustees' Fees & Expenses...........................................          52
  Professional Fees..............................................................         105
  Other..........................................................................          97
                                                                                   ----------
    Total Expenses...............................................................      29,255
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by
   Advisor (Note C)..............................................................          --
                                                                                   ----------
  Net Expenses...................................................................      29,255
                                                                                   ----------
  Net Investment Income (Loss)...................................................      70,993
                                                                                   ----------
Realized and Unrealized Gain (Loss)..............................................
  Net Realized Gain (Loss) on:...................................................
   Investment Securities Sold....................................................     267,626
   Futures.......................................................................          --
   Foreign Currency Transactions.................................................       2,222
  Change in Unrealized Appreciation (Depreciation) of:...........................
   Investment Securities and Foreign Currency....................................   1,217,712
   Translation of Foreign Currency Denominated Amounts...........................         468
                                                                                   ----------
  Net Realized and Unrealized Gain (Loss)........................................   1,488,028
                                                                                   ----------
Net Increase (Decrease) in Net Assets Resulting from Operations..................  $1,559,021
                                                                                   ==========

--------
*Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                 International
                                                                                                    Vector       World ex
                                                                                                    Equity      U.S. Value
                                                                                                   Portfolio   Portfolio***
                                                                                                 ------------- ------------
Investment Income...............................................................................
  Net Investment Income Received from Affiliated Investment Companies:..........................
  Dividends (Net of Foreign Taxes Withheld of $0, $35 and $1,710, respectively).................         --       $  436
  Income Distributions Received from Affiliated Investment Companies............................         --           21
  Interest......................................................................................         --           --
  Income from Securities Lending................................................................         --           22
  Expenses Allocated from Affiliated Investment Companies.......................................         --          (35)
                                                                                                    -------       ------
    Total Investment Income.....................................................................         --          444
                                                                                                    -------       ------
Fund Investment Income..........................................................................
  Dividends (Net of Foreign Taxes Withheld of $404, $0 and $0, respectively)....................    $ 5,474           --
  Interest......................................................................................          2           --
  Income from Securities Lending................................................................        387           --
                                                                                                    -------       ------
    Total Fund Investment Income................................................................      5,863           --
                                                                                                    -------       ------
Fund Expenses...................................................................................
  Investment Advisory Services Fees.............................................................        942           85
  Administrative Services Fees..................................................................         --           --
  Accounting & Transfer Agent Fees..............................................................         34            6
  Custodian Fees................................................................................         92           --
  Filing Fees...................................................................................         14            7
  Shareholders' Reports.........................................................................          4            1
  Directors'/Trustees' Fees & Expenses..........................................................          2           --
  Audit Fees....................................................................................          2            3
  Legal Fees....................................................................................          3            4
  Organizational & Offering Costs...............................................................         --           10
  Other.........................................................................................          6           --
                                                                                                    -------       ------
    Total Expenses..............................................................................      1,099          116
                                                                                                    -------       ------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C).         --          (55)
                                                                                                    -------       ------
  Net Expenses..................................................................................      1,099           61
                                                                                                    -------       ------
  Net Investment Income (Loss)..................................................................      4,764          383
                                                                                                    -------       ------
Realized and Unrealized Gain (Loss).............................................................
  Capital Gain Distributions Received from Affiliated Investment Companies......................         --           48
  Net Realized Gain (Loss) on:..................................................................
   Investment Securities Sold...................................................................      7,432          286
   Foreign Currency Transactions**..............................................................         96            3
  Change in Unrealized Appreciation (Depreciation) of:..........................................
   Investment Securities and Foreign Currency...................................................     53,317        4,037
   Translation of Foreign Currency Denominated Amounts..........................................         18            2
  Change in Deferred Thailand Capital Gains Tax.................................................         --           (4)
                                                                                                    -------       ------
  Net Realized and Unrealized Gain (Loss).......................................................     60,863        4,372
                                                                                                    -------       ------
Net Increase (Decrease) in Net Assets Resulting from Operations.................................    $65,627       $4,755
                                                                                                    =======       ======

                                                                                                  Emerging
                                                                                                  Markets
                                                                                                 Portfolio*
                                                                                                 ----------
Investment Income...............................................................................
  Net Investment Income Received from Affiliated Investment Companies:..........................
  Dividends (Net of Foreign Taxes Withheld of $0, $35 and $1,710, respectively).................  $ 21,526
  Income Distributions Received from Affiliated Investment Companies............................        --
  Interest......................................................................................         7
  Income from Securities Lending................................................................     1,253
  Expenses Allocated from Affiliated Investment Companies.......................................    (2,287)
                                                                                                  --------
    Total Investment Income.....................................................................    20,499
                                                                                                  --------
Fund Investment Income..........................................................................
  Dividends (Net of Foreign Taxes Withheld of $404, $0 and $0, respectively)....................        --
  Interest......................................................................................        --
  Income from Securities Lending................................................................        --
                                                                                                  --------
    Total Fund Investment Income................................................................        --
                                                                                                  --------
Fund Expenses...................................................................................
  Investment Advisory Services Fees.............................................................        --
  Administrative Services Fees..................................................................     4,852
  Accounting & Transfer Agent Fees..............................................................        21
  Custodian Fees................................................................................        --
  Filing Fees...................................................................................        21
  Shareholders' Reports.........................................................................        47
  Directors'/Trustees' Fees & Expenses..........................................................        15
  Audit Fees....................................................................................         3
  Legal Fees....................................................................................        13
  Organizational & Offering Costs...............................................................        --
  Other.........................................................................................        10
                                                                                                  --------
    Total Expenses..............................................................................     4,982
                                                                                                  --------
  Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C).        --
                                                                                                  --------
  Net Expenses..................................................................................     4,982
                                                                                                  --------
  Net Investment Income (Loss)..................................................................    15,517
                                                                                                  --------
Realized and Unrealized Gain (Loss).............................................................
  Capital Gain Distributions Received from Affiliated Investment Companies......................        --
  Net Realized Gain (Loss) on:..................................................................
   Investment Securities Sold...................................................................   126,905
   Foreign Currency Transactions**..............................................................       344
  Change in Unrealized Appreciation (Depreciation) of:..........................................
   Investment Securities and Foreign Currency...................................................   123,764
   Translation of Foreign Currency Denominated Amounts..........................................        (1)
  Change in Deferred Thailand Capital Gains Tax.................................................      (476)
                                                                                                  --------
  Net Realized and Unrealized Gain (Loss).......................................................   250,536
                                                                                                  --------
Net Increase (Decrease) in Net Assets Resulting from Operations.................................  $266,053
                                                                                                  ========

--------
 * Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).
** Net of foreign capital gain taxes withheld of $0, $0, and $199, respectively. ***Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment
   Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                          Emerging   Emerging    Emerging
                                                                          Markets    Markets      Markets
                                                                         Small Cap    Value     Core Equity
                                                                         Portfolio* Portfolio*   Portfolio
                                                                         ---------- ----------  -----------
Investment Income.......................................................
 Dividends (Net of Foreign Taxes Withheld of $1,309, $8,028 and $3,619,
   respectively)........................................................  $ 16,061  $   93,343   $ 40,258
 Interest...............................................................         9          53         20
 Income from Securities Lending.........................................     1,709       4,293      2,323
 Expenses Allocated from Affiliated Investment Companies................    (2,803)    (11,971)        --
                                                                          --------  ----------   --------
     Total Investment Income............................................    14,976      85,718     42,601
                                                                          --------  ----------   --------
Expenses
 Investment Advisory Services Fees......................................        --          --     12,779
 Administrative Services Fees...........................................     4,304      26,473         --
 Accounting & Transfer Agent Fees.......................................        18          83        253
 Shareholder Servicing Fees -- Class R2 Shares..........................        --          51         --
 Custodian Fees.........................................................        --          --      1,681
 Filing Fees............................................................        30         183         80
 Shareholders' Reports..................................................        21          96         60
 Directors'/Trustees' Fees & Expenses...................................        11          69         24
 Professional Fees......................................................        10          62         64
 Other..................................................................         6          34         40
                                                                          --------  ----------   --------
     Total Expenses.....................................................     4,400      27,051     14,981
                                                                          --------  ----------   --------
 Net Investment Income (Loss)...........................................    10,576      58,667     27,620
                                                                          --------  ----------   --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...........................................
   Investment Securities Sold...........................................    74,460     187,988      3,271
   Foreign Currency Transactions**......................................      (266)     (1,476)    (2,186)
 Change in Unrealized Appreciation (Depreciation) of:...................
   Investment Securities and Foreign Currency...........................    43,846   1,005,623    407,434
   Translation of Foreign Currency Denominated Amounts..................        67         223        139
 Change in Deferred Thailand Capital Gains Tax..........................      (428)     (6,364)    (1,611)
                                                                          --------  ----------   --------
 Net Realized and Unrealized Gain (Loss)................................   117,679   1,185,994    407,047
                                                                          --------  ----------   --------
Net Increase (Decrease) in Net Assets Resulting from Operations           $128,255  $1,244,661   $434,667
                                                                          ========  ==========   ========

--------
 * Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's respective Master Fund (Affiliated Investment Companies).
** Net of foreign capital gain taxes withheld of $163, $669 and $1,842, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                      Enhanced               U.S. Large
                                                                 U.S. Large Company           Cap Value
                                                                      Portfolio               Portfolio
                                                                --------------------  ------------------------
                                                                Six Months    Year    Six Months       Year
                                                                   Ended     Ended       Ended        Ended
                                                                 April 30,  Oct. 31,   April 30,     Oct. 31,
                                                                   2011       2010       2011          2010
                                                                ----------- --------  -----------  -----------
                                                                (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                   $    706   $  1,547  $    54,734  $   120,445
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                         176      1,013      222,001      498,315
   Futures                                                         28,921     15,127       (9,927)          --
   Foreign Currency Transactions                                     (791)       (51)          --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities                                            2,424        143    1,166,305      533,400
   Futures                                                         (4,985)     8,702           --           --
   Translation of Foreign Currency Denominated Amounts             (1,179)      (171)          --           --
                                                                 --------   --------  -----------  -----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                    25,272     26,310    1,433,113    1,152,160
                                                                 --------   --------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares                                                     --         --           --           --
   Class R2 Shares                                                     --         --           --           --
   Institutional Class Shares                                        (270)    (1,589)     (59,199)    (116,599)
  Net Long-Term Gains:
   Class R1 Shares                                                     --         --           --           --
   Class R2 Shares                                                     --         --           --           --
   Institutional Class Shares                                          --         --           --           --
                                                                 --------   --------  -----------  -----------
    Total Distributions                                              (270)    (1,589)     (59,199)    (116,599)
                                                                 --------   --------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued                                                    11,775     15,684    1,005,771    1,304,022
  Shares Issued in Lieu of Cash Distributions                         259      1,525       55,585      108,979
  Shares Redeemed                                                 (21,776)   (49,431)  (1,223,772)  (1,391,178)
                                                                 --------   --------  -----------  -----------
    Net Increase (Decrease) from Capital Share Transactions        (9,742)   (32,222)    (162,416)      21,823
                                                                 --------   --------  -----------  -----------
    Total Increase (Decrease) in Net Assets                        15,260     (7,501)   1,211,498    1,057,384
Net Assets
  Beginning of Period                                             157,730    165,231    6,921,036    5,863,652
                                                                 --------   --------  -----------  -----------
  End of Period                                                  $172,990   $157,730  $ 8,132,534  $ 6,921,036
                                                                 ========   ========  ===========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued                                                     1,449      2,221       48,311       74,182
  Shares Issued in Lieu of Cash Distributions                          33        224        2,749        6,369
  Shares Redeemed                                                  (2,666)    (6,983)     (61,685)     (79,010)
  Shares Reduced by Reverse Stock Split (Note G)                       --         --           --           --
                                                                 --------   --------  -----------  -----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                      (1,184)    (4,538)     (10,625)       1,541
                                                                 ========   ========  ===========  ===========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                                $    664   $    228  $    12,921  $    17,386

                                                                     U.S. Targeted
                                                                    Value Portfolio
                                                                ----------------------
                                                                Six Months     Year
                                                                   Ended      Ended
                                                                 April 30,   Oct. 31,
                                                                   2011        2010
                                                                ----------- ----------
                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                  $    8,883  $   13,743
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                       94,913      87,567
   Futures                                                               9        (256)
   Foreign Currency Transactions                                        --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities                                           468,304     298,035
   Futures                                                              --          --
   Translation of Foreign Currency Denominated Amounts                  --          --
                                                                ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                    572,109     399,089
                                                                ----------  ----------
Distributions From:
  Net Investment Income:
   Class R1 Shares                                                    (152)       (312)
   Class R2 Shares                                                     (20)        (29)
   Institutional Class Shares                                       (8,884)    (12,213)
  Net Long-Term Gains:
   Class R1 Shares                                                     (87)         --
   Class R2 Shares                                                     (14)         --
   Institutional Class Shares                                       (4,668)         --
                                                                ----------  ----------
    Total Distributions                                            (13,825)    (12,554)
                                                                ----------  ----------
Capital Share Transactions (1):
  Shares Issued                                                    553,051     911,104
  Shares Issued in Lieu of Cash Distributions                       13,036      11,528
  Shares Redeemed                                                 (364,047)   (521,662)
                                                                ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions        202,040     400,970
                                                                ----------  ----------
    Total Increase (Decrease) in Net Assets                        760,324     787,505
Net Assets
  Beginning of Period                                            2,271,265   1,483,760
                                                                ----------  ----------
  End of Period                                                 $3,031,589  $2,271,265
                                                                ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued                                                     32,530      65,207
  Shares Issued in Lieu of Cash Distributions                          803         900
  Shares Redeemed                                                  (21,609)    (38,952)
  Shares Reduced by Reverse Stock Split (Note G)                        (9)     (1,473)
                                                                ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                       11,715      25,682
                                                                ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                               $    2,124  $    2,297

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                    U.S. Small                U.S. Core
                                                                Cap Value Portfolio      Equity 1 Portfolio
                                                             -----------------------   ----------------------
                                                             Six Months      Year      Six Months     Year
                                                                Ended       Ended         Ended      Ended
                                                              April 30,    Oct. 31,     April 30,   Oct. 31,
                                                                2011         2010         2011        2010
                                                             ----------- -----------   ----------- ----------
                                                             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $   22,184  $    26,885   $   24,050  $   37,162
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................    203,550      464,145       11,682         848
   In-Kind Redemptions......................................         --       56,505*          --          --
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities....................................  1,430,498      929,717      553,180     406,078
                                                             ----------  -----------   ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................  1,656,232    1,477,252      588,912     444,088
                                                             ----------  -----------   ----------  ----------
Distributions From:.........................................
  Net Investment Income:....................................
   Institutional Class Shares...............................    (24,108)     (25,747)     (24,006)    (31,326)
                                                             ----------  -----------   ----------  ----------
    Total Distributions.....................................    (24,108)     (25,747)     (24,006)    (31,326)
                                                             ----------  -----------   ----------  ----------
Capital Share Transactions (1):.............................
  Shares Issued.............................................    635,054    1,005,684      559,157     935,366
  Shares Issued in Lieu of Cash Distributions...............     22,833       24,638       21,848      28,011
  Shares Redeemed...........................................   (880,791)  (1,596,209)*   (247,215)   (468,313)
                                                             ----------  -----------   ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................   (222,904)    (565,887)     333,790     495,064
                                                             ----------  -----------   ----------  ----------
    Total Increase (Decrease) in Net Assets.................  1,409,220      885,618      898,696     907,826
Net Assets
  Beginning of Period.......................................  6,555,277    5,669,659    2,897,409   1,989,583
                                                             ----------  -----------   ----------  ----------
  End of Period............................................. $7,964,497  $ 6,555,277   $3,796,105  $2,897,409
                                                             ==========  ===========   ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     24,264       48,187       49,654      97,948
  Shares Issued in Lieu of Cash Distributions...............        916        1,272        1,991       3,032
  Shares Redeemed...........................................    (33,970)     (78,455)     (22,083)    (49,368)
                                                             ----------  -----------   ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     (8,790)     (28,996)      29,562      51,612
                                                             ==========  ===========   ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $    1,744  $     3,668   $    6,237  $    6,193

                                                                    U.S. Core
                                                               Equity 2 Portfolio
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $   37,641  $   65,265
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     37,688       9,966
   In-Kind Redemptions......................................         --          --
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities....................................    979,420     767,061
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................  1,054,749     842,292
                                                             ----------  ----------
Distributions From:.........................................
  Net Investment Income:....................................
   Institutional Class Shares...............................    (39,987)    (53,941)
                                                             ----------  ----------
    Total Distributions.....................................    (39,987)    (53,941)
                                                             ----------  ----------
Capital Share Transactions (1):.............................
  Shares Issued.............................................    710,112   1,032,528
  Shares Issued in Lieu of Cash Distributions...............     39,067      52,914
  Shares Redeemed...........................................   (596,688)   (687,751)
                                                             ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................    152,491     397,691
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets.................  1,167,253   1,186,042
Net Assets
  Beginning of Period.......................................  4,990,367   3,804,325
                                                             ----------  ----------
  End of Period............................................. $6,157,620  $4,990,367
                                                             ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     63,138     110,280
  Shares Issued in Lieu of Cash Distributions...............      3,583       5,795
  Shares Redeemed...........................................    (53,050)    (73,302)
                                                             ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     13,671      42,773
                                                             ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $    9,634  $   11,980

--------
*See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                   U.S. Vector             U.S. Small
                                                                Equity Portfolio          Cap Portfolio
                                                             ----------------------  ----------------------
                                                             Six Months     Year     Six Months     Year
                                                                Ended      Ended        Ended      Ended
                                                              April 30,   Oct. 31,    April 30,   Oct. 31,
                                                                2011        2010        2011        2010
                                                             ----------- ----------  ----------- ----------
                                                             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                               $    9,609  $   15,896  $   17,390  $   22,549
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                    21,681      11,302     126,594     186,403
   Futures                                                           --          --         930          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities                                        335,386     260,530     738,366     519,280
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                 366,676     287,728     883,280     728,232
                                                             ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                   (10,167)    (14,799)    (18,329)    (21,528)
                                                             ----------  ----------  ----------  ----------
    Total Distributions                                         (10,167)    (14,799)    (18,329)    (21,528)
                                                             ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued                                                 275,465     375,571     698,089     754,050
  Shares Issued in Lieu of Cash Distributions                    10,001      14,588      16,860      20,104
  Shares Redeemed                                              (190,179)   (282,779)   (441,502)   (611,402)
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions                                                95,287     107,380     273,447     162,752
                                                             ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net Assets                     451,796     380,309   1,138,398     869,456
Net Assets
  Beginning of Period                                         1,558,423   1,178,114   3,391,457   2,522,001
                                                             ----------  ----------  ----------  ----------
  End of Period                                              $2,010,219  $1,558,423  $4,529,855  $3,391,457
                                                             ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued                                                  24,855      41,113      32,093      42,652
  Shares Issued in Lieu of Cash Distributions                       928       1,659         795       1,220
  Shares Redeemed                                               (17,053)    (30,825)    (20,249)    (35,288)
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                     8,730      11,947      12,639       8,584
                                                             ==========  ==========  ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $    2,410  $    2,968  $    3,718  $    4,657

                                                                   U.S. Micro
                                                                  Cap Portfolio
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                               $   12,935  $   17,911
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                   109,951     246,080
   Futures                                                           --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities                                        623,901     507,946
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                 746,787     771,937
                                                             ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                   (13,527)    (17,526)
                                                             ----------  ----------
    Total Distributions                                         (13,527)    (17,526)
                                                             ----------  ----------
Capital Share Transactions (1):
  Shares Issued                                                 278,787     291,712
  Shares Issued in Lieu of Cash Distributions                    12,942      16,858
  Shares Redeemed                                              (416,730)   (703,060)
                                                             ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions                                              (125,001)   (394,490)
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets                     608,259     359,921
Net Assets
  Beginning of Period                                         3,178,286   2,818,365
                                                             ----------  ----------
  End of Period                                              $3,786,545  $3,178,286
                                                             ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued                                                  19,794      26,534
  Shares Issued in Lieu of Cash Distributions                       951       1,594
  Shares Redeemed                                               (29,867)    (63,240)
                                                             ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                    (9,122)    (35,112)
                                                             ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $    2,635  $    3,227

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 DFA Real Estate            Large Cap
                                                                   Securities             International
                                                                    Portfolio               Portfolio
                                                             ----------------------  ----------------------
                                                             Six Months     Year     Six Months     Year
                                                                Ended      Ended        Ended      Ended
                                                              April 30,   Oct. 31,    April 30,   Oct. 31,
                                                                2011        2010        2011        2010
                                                             ----------- ----------  ----------- ----------
                                                             (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                               $   19,637  $   75,701  $   25,357  $   38,398
  Capital Gain Distributions Received from Investment
   Securities                                                     7,319       3,056          --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                   (16,475)    (57,195)     (1,912)    (16,990)
   Foreign Currency Transactions                                     --          --         231         383
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                   412,942     825,263     198,433     134,897
   Translation of Foreign Currency Denominated Amounts               --          --          54         134
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                 423,423     846,825     222,163     156,822
                                                             ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                   (28,337)    (70,908)    (17,212)    (40,390)
                                                             ----------  ----------  ----------  ----------
    Total Distributions                                         (28,337)    (70,908)    (17,212)    (40,390)
                                                             ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued                                                 349,648     469,431     217,296     380,265
  Shares Issued in Lieu of Cash Distributions                    27,455      68,782      16,602      39,047
  Shares Redeemed                                              (305,334)   (643,137)   (131,758)   (283,409)
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions                                                71,769    (104,924)    102,140     135,903
                                                             ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net Assets                     466,855     670,993     307,091     252,335
Net Assets
  Beginning of Period                                         2,689,552   2,018,559   1,616,686   1,364,351
                                                             ----------  ----------  ----------  ----------
  End of Period                                              $3,156,407  $2,689,552  $1,923,777  $1,616,686
                                                             ==========  ==========  ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued                                                  15,858      25,336      10,687      20,917
  Shares Issued in Lieu of Cash Distributions                     1,317       3,862         838       2,285
  Shares Redeemed                                               (13,976)    (34,560)     (6,508)    (15,664)
                                                             ----------  ----------  ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                     3,199      (5,362)      5,017       7,538
                                                             ==========  ==========  ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $    4,294  $   12,994  $   12,129  $    3,984

                                                                  International
                                                                   Core Equity
                                                                    Portfolio
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                               $   70,311  $   96,219
  Capital Gain Distributions Received from Investment
   Securities                                                        --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                    17,177      19,341
   Foreign Currency Transactions                                    143         299
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                   696,997     410,019
   Translation of Foreign Currency Denominated Amounts              205         333
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                 784,833     526,211
                                                             ----------  ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                   (50,759)    (83,173)
                                                             ----------  ----------
    Total Distributions                                         (50,759)    (83,173)
                                                             ----------  ----------
Capital Share Transactions (1):
  Shares Issued                                                 742,455   1,275,823
  Shares Issued in Lieu of Cash Distributions                    48,718      79,558
  Shares Redeemed                                              (328,518)   (631,272)
                                                             ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions                                               462,655     724,109
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets                   1,196,729   1,167,147
Net Assets
  Beginning of Period                                         4,866,989   3,699,842
                                                             ----------  ----------
  End of Period                                              $6,063,718  $4,866,989
                                                             ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued                                                  64,861     128,031
  Shares Issued in Lieu of Cash Distributions                     4,363       8,624
  Shares Redeemed                                               (28,801)    (63,215)
                                                             ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed                                                    40,423      73,440
                                                             ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                            $   35,717  $   16,165

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                     International            Japanese
                                                                     Small Company          Small Company
                                                                       Portfolio              Portfolio
                                                                ----------------------  --------------------
                                                                Six Months     Year     Six Months    Year
                                                                   Ended      Ended        Ended     Ended
                                                                 April 30,   Oct. 31,    April 30,  Oct. 31,
                                                                   2011        2010        2011       2010
                                                                ----------- ----------  ----------- --------
                                                                (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                  $   59,880  $   90,630   $  1,517   $  1,730
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                      114,761     157,743     (4,303)   (12,297)
   Futures                                                            (271)         --         --         --
   Foreign Currency Transactions                                       551       1,622        (25)        76
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                      832,723     551,254     17,018     10,741
   Translation of Foreign Currency Denominated Amounts                 152         210        (10)        31
                                                                ----------  ----------   --------   --------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                  1,007,796     801,459     14,197        281
                                                                ----------  ----------   --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                      (78,027)    (84,604)      (798)    (1,845)
                                                                ----------  ----------   --------   --------
    Total Distributions                                            (78,027)    (84,604)      (798)    (1,845)
                                                                ----------  ----------   --------   --------
Capital Share Transactions (1):
  Shares Issued                                                    851,082   1,099,327     54,332     11,290
  Shares Issued in Lieu of Cash Distributions                       74,050      80,737        688      1,609
  Shares Redeemed                                                 (360,960)   (655,189)   (14,322)   (10,460)
                                                                ----------  ----------   --------   --------
    Net Increase (Decrease) from Capital Share Transactions        564,172     524,875     40,698      2,439
                                                                ----------  ----------   --------   --------
    Total Increase (Decrease) in Net Assets                      1,493,941   1,241,730     54,097        875
Net Assets
  Beginning of Period                                            5,511,594   4,269,864    114,933    114,058
                                                                ----------  ----------   --------   --------
  End of Period                                                 $7,005,535  $5,511,594   $169,030   $114,933
                                                                ==========  ==========   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued                                                     49,024      75,592      3,496        793
  Shares Issued in Lieu of Cash Distributions                        4,478       5,955         46        116
  Shares Redeemed                                                  (21,119)    (45,123)      (911)      (742)
                                                                ----------  ----------   --------   --------
    Net Increase (Decrease) from Shares Issued and Redeemed         32,383      36,424      2,631        167
                                                                ==========  ==========   ========   ========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)                                      $   13,826  $   31,973   $  1,350   $    631

                                                                    Asia Pacific
                                                                    Small Company
                                                                      Portfolio
                                                                --------------------
                                                                Six Months    Year
                                                                   Ended     Ended
                                                                 April 30,  Oct. 31,
                                                                   2011       2010
                                                                ----------- --------
                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                   $  1,923   $  3,468
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                       5,308      5,129
   Futures                                                             --         --
   Foreign Currency Transactions                                       34         (4)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                      11,477     19,235
   Translation of Foreign Currency Denominated Amounts                  7        (12)
                                                                 --------   --------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                    18,749     27,816
                                                                 --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                      (4,932)    (3,162)
                                                                 --------   --------
    Total Distributions                                            (4,932)    (3,162)
                                                                 --------   --------
Capital Share Transactions (1):
  Shares Issued                                                    35,594     28,331
  Shares Issued in Lieu of Cash Distributions                       4,505      2,788
  Shares Redeemed                                                 (15,825)   (26,115)
                                                                 --------   --------
    Net Increase (Decrease) from Capital Share Transactions        24,274      5,004
                                                                 --------   --------
    Total Increase (Decrease) in Net Assets                        38,091     29,658
Net Assets
  Beginning of Period                                             131,511    101,853
                                                                 --------   --------
  End of Period                                                  $169,602   $131,511
                                                                 ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued                                                     1,340      1,254
  Shares Issued in Lieu of Cash Distributions                         177        135
  Shares Redeemed                                                    (598)    (1,206)
                                                                 --------   --------
    Net Increase (Decrease) from Shares Issued and Redeemed           919        183
                                                                 ========   ========
Undistributed Net Investment Income (Distributions in Excess
 of Net Investment Income)                                       $ (2,357)  $    652

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                    United Kingdom         Continental
                                                                    Small Company         Small Company
                                                                      Portfolio             Portfolio
                                                                 -------------------  --------------------
                                                                 Six Months    Year   Six Months    Year
                                                                    Ended     Ended      Ended     Ended
                                                                  April 30,  Oct. 31,  April 30,  Oct. 31,
                                                                    2011       2010      2011       2010
                                                                 ----------- -------- ----------- --------
                                                                 (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                     $   408   $   693   $  1,075   $  1,996
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                          444        86      1,452     (5,002)
   Futures                                                              --        --        (16)        --
   Foreign Currency Transactions                                         6         3         19         51
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                        4,994     6,121     23,688     19,653
   Translation of Foreign Currency Denominated Amounts                   5        (1)         9          1
                                                                   -------   -------   --------   --------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                      5,857     6,902     26,227     16,699
                                                                   -------   -------   --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                         (404)     (694)      (711)    (1,863)
                                                                   -------   -------   --------   --------
    Total Distributions                                               (404)     (694)      (711)    (1,863)
                                                                   -------   -------   --------   --------
Capital Share Transactions (1):
  Shares Issued                                                      1,516     2,343      9,801     15,385
  Shares Issued in Lieu of Cash Distributions                          308       537        577      1,577
  Shares Redeemed                                                   (1,621)   (3,200)    (6,132)   (14,618)
                                                                   -------   -------   --------   --------
    Net Increase (Decrease) from Capital Share Transactions            203      (320)     4,246      2,344
                                                                   -------   -------   --------   --------
    Total Increase (Decrease) in Net Assets                          5,656     5,888     29,762     17,180
Net Assets
  Beginning of Period                                               33,751    27,863    128,106    110,926
                                                                   -------   -------   --------   --------
  End of Period                                                    $39,407   $33,751   $157,868   $128,106
                                                                   =======   =======   ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued                                                         60       115        550      1,040
  Shares Issued in Lieu of Cash Distributions                           13        27         34        118
  Shares Redeemed                                                      (64)     (155)      (343)      (978)
                                                                   -------   -------   --------   --------
    Net Increase (Decrease) from Shares Issued and Redeemed              9       (13)       241        180
                                                                   =======   =======   ========   ========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)                                            $   207   $   203   $    961   $    597

                                                                   DFA International
                                                                 Real Estate Securities
                                                                       Portfolio
                                                                 ---------------------
                                                                 Six Months     Year
                                                                    Ended      Ended
                                                                  April 30,   Oct. 31,
                                                                    2011        2010
                                                                 ----------- ---------
                                                                 (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                   $   37,046  $  51,453
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                       (66,439)   (52,532)
   Futures                                                               --         --
   Foreign Currency Transactions                                         90        253
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                       155,357    149,959
   Translation of Foreign Currency Denominated Amounts                  (15)        (8)
                                                                 ----------  ---------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                     126,039    149,125
                                                                 ----------  ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares                                      (107,338)   (78,863)
                                                                 ----------  ---------
    Total Distributions                                            (107,338)   (78,863)
                                                                 ----------  ---------
Capital Share Transactions (1):
  Shares Issued                                                     163,873    236,837
  Shares Issued in Lieu of Cash Distributions                       106,188     78,275
  Shares Redeemed                                                  (137,092)  (169,149)
                                                                 ----------  ---------
    Net Increase (Decrease) from Capital Share Transactions         132,969    145,963
                                                                 ----------  ---------
    Total Increase (Decrease) in Net Assets                         151,670    216,225
Net Assets
  Beginning of Period                                               958,554    742,329
                                                                 ----------  ---------
  End of Period                                                  $1,110,224  $ 958,554
                                                                 ==========  =========
(1) Shares Issued and Redeemed:
  Shares Issued                                                      31,839     48,350
  Shares Issued in Lieu of Cash Distributions                        21,940     16,761
  Shares Redeemed                                                   (26,685)   (35,159)
                                                                 ----------  ---------
    Net Increase (Decrease) from Shares Issued and Redeemed          27,094     29,952
                                                                 ==========  =========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)                                          $  (72,834) $  (2,542)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                   DFA Global          DFA International
                                                             Real Estate Securities     Small Cap Value
                                                                   Portfolio               Portfolio
                                                             ---------------------  -----------------------
                                                             Six Months     Year    Six Months      Year
                                                                Ended      Ended       Ended       Ended
                                                              April 30,   Oct. 31,   April 30,    Oct. 31,
                                                                2011        2010       2011         2010
                                                             ----------- ---------  ----------- -----------
                                                             (Unaudited)            (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss)..............................  $  36,278  $  31,064  $   70,993  $   111,256
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     (4,507)   (16,221)    267,626      198,099
   Foreign Currency Transactions............................         --         --       2,222        2,837
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............     65,666    134,183   1,217,712      395,701
   Translation of Foreign Currency Denominated Amounts......         --         --         468          688
                                                              ---------  ---------  ----------  -----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................     97,437    149,026   1,559,021      708,581
                                                              ---------  ---------  ----------  -----------
Distributions From:.........................................
  Net Investment Income:....................................
   Institutional Class Shares...............................    (41,423)   (30,870)    (59,714)    (101,689)
  Net Long-Term Gains:......................................
   Institutional Class Shares...............................         --         --    (138,537)          --
                                                              ---------  ---------  ----------  -----------
    Total Distributions.....................................    (41,423)   (30,870)   (198,251)    (101,689)
                                                              ---------  ---------  ----------  -----------
Capital Share Transactions (1):.............................
  Shares Issued.............................................    188,648    291,090     701,180    1,457,097
  Shares Issued in Lieu of Cash Distributions...............     40,672     30,424     187,635       94,455
  Shares Redeemed...........................................   (163,976)  (176,711)   (629,384)  (1,363,083)
                                                              ---------  ---------  ----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................     65,344    144,803     259,431      188,469
                                                              ---------  ---------  ----------  -----------
    Total Increase (Decrease) in Net Assets.................    121,358    262,959   1,620,201      795,361
Net Assets
  Beginning of Period.......................................    695,461    432,502   7,655,318    6,859,957
                                                              ---------  ---------  ----------  -----------
  End of Period.............................................  $ 816,819  $ 695,461  $9,275,519  $ 7,655,318
                                                              =========  =========  ==========  ===========
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     23,132     40,187      40,684       96,841
  Shares Issued in Lieu of Cash Distributions...............      5,345      4,617      11,427        6,841
  Shares Redeemed...........................................    (20,440)   (24,880)    (36,343)     (89,769)
                                                              ---------  ---------  ----------  -----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................      8,037     19,924      15,768       13,913
                                                              =========  =========  ==========  ===========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                             $    (134) $   5,011  $   49,219  $    37,940

                                                                 International
                                                                 Vector Equity
                                                                   Portfolio
                                                             --------------------
                                                             Six Months    Year
                                                                Ended     Ended
                                                              April 30,  Oct. 31,
                                                                2011       2010
                                                             ----------- --------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss)..............................  $  4,764   $  5,813
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     7,432      5,866
   Foreign Currency Transactions............................        96         77
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............    53,317     28,748
   Translation of Foreign Currency Denominated Amounts......        18         27
                                                              --------   --------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    65,627     40,531
                                                              --------   --------
Distributions From:.........................................
  Net Investment Income:....................................
   Institutional Class Shares...............................    (3,496)    (5,380)
  Net Long-Term Gains:......................................
   Institutional Class Shares...............................    (2,419)        --
                                                              --------   --------
    Total Distributions.....................................    (5,915)    (5,380)
                                                              --------   --------
Capital Share Transactions (1):.............................
  Shares Issued.............................................    80,294    109,333
  Shares Issued in Lieu of Cash Distributions...............     5,629      5,137
  Shares Redeemed...........................................   (27,229)   (49,042)
                                                              --------   --------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................    58,694     65,428
                                                              --------   --------
    Total Increase (Decrease) in Net Assets.................   118,406    100,579
Net Assets
  Beginning of Period.......................................   363,123    262,544
                                                              --------   --------
  End of Period.............................................  $481,529   $363,123
                                                              ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued.............................................     7,316     11,526
  Shares Issued in Lieu of Cash Distributions...............       534        590
  Shares Redeemed...........................................    (2,481)    (5,261)
                                                              --------   --------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     5,369      6,855
                                                              ========   ========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                             $  2,354   $  1,086

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                              World ex U.S.           Emerging Markets
                                                             Value Portfolio              Portfolio
                                                        -------------------------  ----------------------
                                                                    For the Period
                                                        Six Months     Aug. 23,    Six Months     Year
                                                           Ended      2010(a) to      Ended      Ended
                                                         April 30,     Oct. 31,     April 30,   Oct. 31,
                                                           2011          2010         2011        2010
                                                        ----------- -------------- ----------- ----------
                                                        (Unaudited)                (Unaudited)
Increase (Decrease) in Net Assets
Operations:............................................
  Net Investment Income (Loss).........................   $   383      $    40     $   15,517  $   37,045
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................        48           --             --          --
  Net Realized Gain (Loss) on:.........................
   Investment Securities Sold..........................       286          212        126,905     148,805
   Foreign Currency Transactions*......................         3            2            344         506
  Change in Unrealized Appreciation (Depreciation) of:.
   Investment Securities and Foreign Currency..........     4,037        3,256        123,764     317,270
   Translation of Foreign Currency Denominated
    Amounts............................................         2           (3)            (1)         (6)
  Change in Deferred Thailand Capital Gains Tax........        (4)          (3)          (476)     (2,143)
                                                          -------      -------     ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations...................................     4,755        3,504        266,053     501,477
                                                          -------      -------     ----------  ----------
Distributions From:....................................
  Net Investment Income:...............................
   Institutional Class Shares..........................      (206)          --        (10,928)    (34,414)
  Net Short-Term Gains:................................
   Institutional Class Shares..........................       (19)          --            (77)     (2,485)
  Net Long-Term Gains:.................................
   Institutional Class Shares..........................      (195)          --       (136,141)    (29,814)
                                                          -------      -------     ----------  ----------
    Total Distributions................................      (420)          --       (147,146)    (66,713)
                                                          -------      -------     ----------  ----------
Capital Share Transactions (1):........................
  Shares Issued........................................     9,508       28,812        296,651     464,965
  Shares Issued in Lieu of Cash Distributions..........       420           --        134,996      60,045
  Shares Redeemed......................................      (498)      (2,700)      (348,689)   (553,564)
                                                          -------      -------     ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions......................................     9,430       26,112         82,958     (28,554)
                                                          -------      -------     ----------  ----------
    Total Increase (Decrease) in Net Assets............    13,765       29,616        201,865     406,210
Net Assets
  Beginning of Period..................................    29,616           --      2,372,498   1,966,288
                                                          -------      -------     ----------  ----------
  End of Period........................................   $43,381      $29,616     $2,574,363  $2,372,498
                                                          =======      =======     ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued........................................       804        2,860          9,668      16,688
  Shares Issued in Lieu of Cash Distributions..........        37           --          4,568       2,260
  Shares Redeemed......................................       (42)        (252)       (11,486)    (20,100)
                                                          -------      -------     ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed..........................................       799        2,608          2,750      (1,152)
                                                          =======      =======     ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                         $   223      $    46     $    7,859  $    3,270

                                                           Emerging Markets
                                                               Small Cap
                                                               Portfolio
                                                        ----------------------

                                                        Six Months     Year
                                                           Ended      Ended
                                                         April 30,   Oct. 31,
                                                           2011        2010
                                                        ----------- ----------
                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:............................................
  Net Investment Income (Loss)......................... $   10,576  $   23,479
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --          --
  Net Realized Gain (Loss) on:.........................
   Investment Securities Sold..........................     74,460      97,897
   Foreign Currency Transactions*......................       (266)         76
  Change in Unrealized Appreciation (Depreciation) of:.
   Investment Securities and Foreign Currency..........     43,846     373,644
   Translation of Foreign Currency Denominated
    Amounts............................................         67         (72)
  Change in Deferred Thailand Capital Gains Tax........       (428)     (2,963)
                                                        ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting
     from Operations...................................    128,255     492,061
                                                        ----------  ----------
Distributions From:....................................
  Net Investment Income:...............................
   Institutional Class Shares..........................     (7,986)    (22,294)
  Net Short-Term Gains:................................
   Institutional Class Shares..........................         --          --
  Net Long-Term Gains:.................................
   Institutional Class Shares..........................    (58,359)         --
                                                        ----------  ----------
    Total Distributions................................    (66,345)    (22,294)
                                                        ----------  ----------
Capital Share Transactions (1):........................
  Shares Issued........................................    295,802     468,984
  Shares Issued in Lieu of Cash Distributions..........     53,551      18,296
  Shares Redeemed......................................   (109,162)   (257,967)
                                                        ----------  ----------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    240,191     229,313
                                                        ----------  ----------
    Total Increase (Decrease) in Net Assets............    302,101     699,080
Net Assets
  Beginning of Period..................................  1,833,038   1,133,958
                                                        ----------  ----------
  End of Period........................................ $2,135,139  $1,833,038
                                                        ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued........................................     12,716      22,700
  Shares Issued in Lieu of Cash Distributions..........      2,310         933
  Shares Redeemed......................................     (4,623)    (13,059)
                                                        ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed..........................................     10,403      10,574
                                                        ==========  ==========
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)                       $    5,803  $    3,213

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.
*Net of foreign capital gain taxes withheld of $0, $0, $199, $0, $163 and $179, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                                                    Emerging Markets
                                                                                     Value Portfolio
                                                                                ------------------------
                                                                                Six Months       Year
                                                                                   Ended        Ended
                                                                                 April 30,     Oct. 31,
                                                                                   2011          2010
                                                                                -----------  -----------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets..............................................
Operations:....................................................................
  Net Investment Income (Loss)................................................. $    58,667  $   125,933
  Net Realized Gain (Loss) on:.................................................
   Investment Securities Sold..................................................     187,988      577,480
   Foreign Currency Transactions*..............................................      (1,476)      (3,090)
  Change in Unrealized Appreciation (Depreciation) of:.........................
   Investment Securities and Foreign Currency..................................   1,005,623    1,724,116
   Translation of Foreign Currency Denominated Amounts.........................         223            2
  Change in Deferred Thailand Capital Gains Tax................................      (6,364)      (9,879)
                                                                                -----------  -----------

    Net Increase (Decrease) in Net Assets Resulting from Operations............   1,244,661    2,414,562
                                                                                -----------  -----------

Distributions From:............................................................
  Net Investment Income:.......................................................
   Class R2 Shares.............................................................        (113)      (5,375)
   Institutional Class Shares..................................................     (43,731)    (109,197)
  Net Short-Term Gains:........................................................
   Class R2 Shares.............................................................        (224)        (513)
   Institutional Class Shares..................................................     (67,767)     (65,356)
  Net Long-Term Gains:.........................................................
   Class R2 Shares.............................................................      (1,580)        (909)
   Institutional Class Shares..................................................    (477,706)    (115,729)
                                                                                -----------  -----------

    Total Distributions........................................................    (591,121)    (297,079)
                                                                                -----------  -----------

Capital Share Transactions (1):................................................
  Shares Issued................................................................   3,477,054    3,348,220
  Shares Issued in Lieu of Cash Distributions..................................     547,866      272,770
  Shares Redeemed..............................................................    (863,240)  (1,562,283)
                                                                                -----------  -----------

    Net Increase (Decrease) from Capital Share Transactions....................   3,161,680    2,058,707
                                                                                -----------  -----------

    Total Increase (Decrease) in Net Assets....................................   3,815,220    4,176,190
Net Assets.....................................................................
  Beginning of Period..........................................................  11,582,538    7,406,348
                                                                                -----------  -----------
  End of Period................................................................ $15,397,758  $11,582,538
                                                                                ===========  ===========

(1) Shares Issued and Redeemed:................................................
  Shares Issued................................................................      97,725      121,548
  Shares Issued in Lieu of Cash Distributions..................................      15,834       12,712
  Shares Redeemed..............................................................     (24,474)     (53,662)
  Shares Reduced by Conversion of Shares (Note G)..............................     (19,608)          --
                                                                                -----------  -----------

    Net Increase (Decrease) from Shares Issued and Redeemed....................      69,477       80,598
                                                                                ===========  ===========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)                                                                        $    27,637  $    12,814

                                                                                   Emerging Markets
                                                                                      Core Equity
                                                                                       Portfolio
                                                                                ----------------------
                                                                                Six Months     Year
                                                                                   Ended      Ended
                                                                                 April 30,   Oct. 31,
                                                                                   2011        2010
                                                                                ----------- ----------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets..............................................
Operations:....................................................................
  Net Investment Income (Loss)................................................. $   27,620  $   51,443
  Net Realized Gain (Loss) on:.................................................
   Investment Securities Sold..................................................      3,271      35,721
   Foreign Currency Transactions*..............................................     (2,186)       (776)
  Change in Unrealized Appreciation (Depreciation) of:.........................
   Investment Securities and Foreign Currency..................................    407,434     789,087
   Translation of Foreign Currency Denominated Amounts.........................        139         (19)
  Change in Deferred Thailand Capital Gains Tax................................     (1,611)     (4,133)
                                                                                ----------  ----------

    Net Increase (Decrease) in Net Assets Resulting from Operations............    434,667     871,323
                                                                                ----------  ----------

Distributions From:............................................................
  Net Investment Income:.......................................................
   Class R2 Shares.............................................................         --          --
   Institutional Class Shares..................................................    (20,180)    (48,768)
  Net Short-Term Gains:........................................................
   Class R2 Shares.............................................................         --          --
   Institutional Class Shares..................................................         --          --
  Net Long-Term Gains:.........................................................
   Class R2 Shares.............................................................         --          --
   Institutional Class Shares..................................................         --          --
                                                                                ----------  ----------

    Total Distributions........................................................    (20,180)    (48,768)
                                                                                ----------  ----------

Capital Share Transactions (1):................................................
  Shares Issued................................................................  1,116,553   1,458,158
  Shares Issued in Lieu of Cash Distributions..................................     18,058      43,732
  Shares Redeemed..............................................................   (318,787)   (599,598)
                                                                                ----------  ----------

    Net Increase (Decrease) from Capital Share Transactions....................    815,824     902,292
                                                                                ----------  ----------

    Total Increase (Decrease) in Net Assets....................................  1,230,311   1,724,847
Net Assets.....................................................................
  Beginning of Period..........................................................  4,179,882   2,455,035
                                                                                ----------  ----------
  End of Period................................................................ $5,410,193  $4,179,882
                                                                                ==========  ==========

(1) Shares Issued and Redeemed:................................................
  Shares Issued................................................................     51,130      77,138
  Shares Issued in Lieu of Cash Distributions..................................        842       2,449
  Shares Redeemed..............................................................    (14,631)    (32,331)
  Shares Reduced by Conversion of Shares (Note G)..............................         --          --
                                                                                ----------  ----------

    Net Increase (Decrease) from Shares Issued and Redeemed....................     37,341      47,256
                                                                                ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)                                                                        $   16,003  $    8,563

--------
*Net of foreign capital gain taxes withheld of $669, $1,720, $1,842 and $982, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)


                                                              Enhanced U.S. Large Company Portfolio
                                         ---------------------------------------------------------------------------------
                                                                                              Period
                                            Six Months          Year           Year          Dec. 1,            Year
                                               Ended           Ended          Ended          2007 to           Ended
                                             April 30,        Oct. 31,       Oct. 31,        Oct. 31,         Nov. 30,
                                               2011             2010           2009            2008             2007
--------------------------------------------------------------------------------------------------------------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period.... $     7.53        $     6.48     $     6.47     $    10.91        $    10.95
                                         ---------------------------------------------------------------------------------
Income From Investment Operations.......
 Net Investment Income (Loss)...........       0.03(A)           0.07(A)        0.05(A)        0.39(A)           0.30(A)
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       1.20              1.05           0.61          (3.74)             0.45
                                         ---------------------------------------------------------------------------------
   Total From Investment Operations.....       1.23              1.12           0.66          (3.35)             0.75
--------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................      (0.01)            (0.07)         (0.59)         (0.36)            (0.36)
 Net Realized Gains.....................         --                --          (0.06)         (0.73)            (0.43)
                                         ----------        ----------     ----------     ----------        ----------
   Total Distributions..................      (0.01)            (0.07)         (0.65)         (1.09)            (0.79)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $     8.75        $     7.53     $     6.48     $     6.47        $    10.91
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return............................      16.40%(C)         17.40%         12.23%        (33.89)%(C)         7.13%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $  172,990        $  157,730     $  165,231     $  200,331        $  337,050
Ratio of Expenses to Average Net Assets.       0.27%(B)          0.26%          0.29%**        0.25%(B)(D)       0.25%(D)
Ratio of Net Investment Income to
 Average Net Assets.....................       0.85%(B)          0.98%          0.86%          4.74%(B)          2.67%
Portfolio Turnover Rate.................         72%(C)            78%            46%*          N/A               N/A
--------------------------------------------------------------------------------------------------------------------------


                                                                  U.S. Large Cap Value Portfolio
                                         ---------------------------------------------------------------------------------
                                                                                              Period
                                            Six Months          Year           Year          Dec. 1,            Year
                                               Ended           Ended          Ended          2007 to           Ended
                                             April 30,        Oct. 31,       Oct. 31,        Oct. 31,         Nov. 30,
                                               2011             2010           2009            2008             2007
--------------------------------------------------------------------------------------------------------------------------
                                            (Unaudited)
Net Asset Value, Beginning of Period.... $    18.58        $    15.81     $    14.58     $    24.44        $    25.40
                                         ----------        ----------     ----------     ----------        ----------
Income From Investment Operations.......
 Net Investment Income (Loss)...........       0.15(A)           0.33(A)        0.31(A)        0.36(A)           0.33(A)
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............       3.92              2.76           1.28          (8.83)            (0.43)
                                         ----------        ----------     ----------     ----------        ----------
   Total From Investment Operations.....       4.07              3.09           1.59          (8.47)            (0.10)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................      (0.17)            (0.32)         (0.34)         (0.35)            (0.32)
 Net Realized Gains.....................         --                --          (0.02)         (1.04)            (0.54)
                                         ----------        ----------     ----------     ----------        ----------
   Total Distributions..................      (0.17)            (0.32)         (0.36)         (1.39)            (0.86)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    22.48        $    18.58     $    15.81     $    14.58        $    24.44
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Total Return............................      22.00%(C)         19.72%         11.76%        (36.63)%(C)        (0.49)%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $8,132,534        $6,921,036     $5,863,652     $5,330,448        $7,535,552
Ratio of Expenses to Average Net Assets.       0.28%(B)(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)       0.27%(D)
Ratio of Net Investment Income to
 Average Net Assets.....................       1.50%(B)          1.86%          2.26%          1.86%(B)          1.28%
Portfolio Turnover Rate.................        N/A               N/A            N/A            N/A               N/A
--------------------------------------------------------------------------------------------------------------------------

                                         Enhanced U.S. Large Company Portfolio
                                         --------------------------------


                                                                  Year
                                             Year                Ended
                                             Ended              Nov. 30,
                                         Nov. 30, 2006            2005
------------------------------------------------------------------------------

Net Asset Value, Beginning of Period....  $     9.82         $     9.35
                                         -------------------------------------
Income From Investment Operations.......
 Net Investment Income (Loss)...........        0.12(A)            0.29
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............        1.19               0.37
                                         -------------------------------------
   Total From Investment Operations.....        1.31               0.66
------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................       (0.18)             (0.19)
 Net Realized Gains.....................          --                 --
                                          ----------          ----------
   Total Distributions..................       (0.18)             (0.19)
------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $    10.95         $     9.82
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return............................       13.52%              7.08%
------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $  347,216         $  313,543
Ratio of Expenses to Average Net Assets.        0.26%(D)           0.34%(D)
Ratio of Net Investment Income to
 Average Net Assets.....................        1.19%              3.11%
Portfolio Turnover Rate.................         N/A                N/A
------------------------------------------------------------------------------

                                         U.S. Large Cap Value Portfolio
                                         --------------------------------


                                             Year                 Year
                                             Ended               Ended
                                           Nov. 30,             Nov. 30,
                                             2006                 2005
------------------------------------------------------------------------------

Net Asset Value, Beginning of Period....  $    21.93         $    19.37
                                          ----------          ----------
Income From Investment Operations.......
 Net Investment Income (Loss)...........        0.38(A)            0.30
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............        3.50               2.49
                                          ----------          ----------
   Total From Investment Operations.....        3.88               2.79
------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................       (0.35)             (0.23)
 Net Realized Gains.....................       (0.06)                --
                                          ----------          ----------
   Total Distributions..................       (0.41)             (0.23)
------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $    25.40         $    21.93
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return............................       17.97%             14.49%
------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $6,410,086         $4,046,083
Ratio of Expenses to Average Net Assets.        0.28%(D)           0.30%(D)
Ratio of Net Investment Income to
 Average Net Assets.....................        1.64%              1.48%
Portfolio Turnover Rate.................         N/A                N/A
------------------------------------------------------------------------------

*For the period February 28, 2009 through October 31, 2009. Effective
 February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                               U.S. Targeted Value Portfolio-Class R1 Shares+
                                                              -----------------------------------------
                                                                                                 Period
                                                              Six Months      Year     Year     Jan. 31,
                                                                 Ended       Ended    Ended      2008(a)
                                                               April 30,    Oct. 31, Oct. 31,  to Oct. 31,
                                                                 2011         2010     2009       2008
-----------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $ 14.75     $ 11.73  $ 10.92    $ 14.69
                                                                -------     -------  -------    -------
Income From Investment Operations............................
  Net Investment Income (Loss)(A)............................      0.05        0.07     0.12       0.13
  Net Gains (Losses) on Securities (Realized and Unrealized).      3.59        3.07     0.87      (3.76)
                                                                -------     -------  -------    -------
   Total From Investment Operations..........................      3.64        3.14     0.99      (3.63)
-----------------------------------------------------------------------------------------------------------------
Less Distributions...........................................
  Net Investment Income......................................     (0.05)      (0.12)   (0.18)     (0.14)
  Net Realized Gains.........................................     (0.03)         --       --         --
                                                                -------     -------  -------    -------
   Total Distributions.......................................     (0.08)      (0.12)   (0.18)     (0.14)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 18.31     $ 14.75  $ 11.73    $ 10.92
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total Return.................................................     24.77%(C)   26.93%    9.36%    (24.96)%(C)
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $53,925     $41,316  $31,393    $25,599
Ratio of Expenses to Average Net Assets......................      0.48%(B)    0.49%    0.52%      0.50%(B)(E)
Ratio of Net Investment Income to Average Net Assets.........      0.57%(B)    0.59%    1.12%      1.24%(B)(E)
Portfolio Turnover Rate......................................        10%(C)      20%      17%        20%(C)
-----------------------------------------------------------------------------------------------------------------

                                                              U.S. Targeted Value Portfolio-Class R2 Shares+
                                                              ----------------------------------------
                                                                                                Period
                                                              Six Months     Year     Year     June 30,
                                                                 Ended      Ended    Ended      2008(a)
                                                               April 30,   Oct. 31, Oct. 31,  to Oct. 31,
                                                                 2011        2010     2009       2008
-------------------------------------------------------------------------------------------------------------
                                                              (Unaudited)
Net Asset Value, Beginning of Period.........................   $14.76      $11.74   $10.91    $ 13.94
                                                                ------      ------   ------    -------
Income From Investment Operations............................
  Net Investment Income (Loss)(A)............................     0.03        0.05     0.10       0.05
  Net Gains (Losses) on Securities (Realized and Unrealized).     3.59        3.07     0.88      (3.02)
                                                                ------      ------   ------    -------
   Total From Investment Operations..........................     3.62        3.12     0.98      (2.97)
-------------------------------------------------------------------------------------------------------------
Less Distributions...........................................
  Net Investment Income......................................    (0.05)      (0.10)   (0.15)     (0.06)
  Net Realized Gains.........................................    (0.03)         --       --         --
                                                                ------      ------   ------    -------
   Total Distributions.......................................    (0.08)      (0.10)   (0.15)     (0.06)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $18.30      $14.76   $11.74    $ 10.91
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Total Return.................................................    24.55%(C)   26.66%    9.23%    (21.40)%(C)
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $9,351      $5,967   $2,930    $ 1,715
Ratio of Expenses to Average Net Assets......................     0.63%(B)    0.64%    0.67%      0.66%(B)(E)
Ratio of Net Investment Income to Average Net Assets.........     0.38%(B)    0.44%    0.91%      1.35%(B)(E)
Portfolio Turnover Rate......................................       10%(C)      20%      17%        20%(C)
-------------------------------------------------------------------------------------------------------------

+All per share amounts and net assets values have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)
Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                               U.S. Targeted Value Portfolio-Institutional Class Shares
                      -----------------------------------------------------------------------------------------------------------
                                                                      Period
                       Six Months        Year          Year          Dec. 1,             Year            Year           Year
                          Ended         Ended         Ended          2007 to            Ended           Ended          Ended
                        April 30,      Oct. 31,      Oct. 31,        Oct. 31,          Nov. 30,        Nov. 30,       Nov. 30,
                          2011           2010          2009            2008              2007            2006           2005
---------------------------------------------------------------------------------------------------------------------------------
                       (Unaudited)
Net Asset Value,
Beginning of Period.. $    14.76     $    11.70    $    10.84    $    15.89        $    18.69       $    17.33     $    17.09
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
Income From
 Investment
 Operations..........
 Net Investment
   Income (Loss).....       0.06(A)        0.09(A)       0.12(A)       0.18(A)           0.20(A)          0.21(A)        0.32
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......       3.58           3.06          0.88         (4.68)            (1.32)            2.84           1.59
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
   Total From
    Investment
    Operations.......       3.64           3.15          1.00         (4.50)            (1.12)            3.05           1.91
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions...
 Net Investment
   Income............      (0.06)         (0.09)        (0.14)        (0.15)            (0.20)           (0.25)         (0.23)
 Net Realized Gains..      (0.03)            --            --         (0.40)            (1.48)           (1.44)         (1.44)
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
   Total
    Distributions....      (0.09)         (0.09)        (0.14)        (0.55)            (1.68)           (1.69)         (1.67)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period....... $    18.31     $    14.76    $    11.70    $    10.84        $    15.89       $    18.69     $    17.33
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return.........      24.74%(C)      27.02%         9.47%       (29.27)%(C)        (6.59)%          19.48%         12.17%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).. $2,968,313     $2,223,982    $1,449,437    $  855,448        $  554,805       $  215,338     $  172,595
Ratio of Expenses
 to Average Net
 Assets..............       0.38%(B)       0.38%         0.41%         0.40%(B)          0.41%(D)**       0.46%(D)       0.47%(D)
Ratio of Net
 Investment Income
 to Average Net
 Assets..............       0.67%(B)       0.69%         1.19%         1.39%(B)          1.12%            1.19%          1.91%
Portfolio Turnover
 Rate................         10%(C)         20%           17%           20%(C)             9%(C)*         N/A            N/A
---------------------------------------------------------------------------------------------------------------------------------

                                                            U.S. Small Cap Value Portfolio
                      -----------------------------------------------------------------------------------------------------------
                                                                      Period
                       Six Months        Year          Year          Dec. 1,             Year            Year           Year
                          Ended         Ended         Ended          2007 to            Ended           Ended          Ended
                        April 30,      Oct. 31,      Oct. 31,        Oct. 31,          Nov. 30,        Nov. 30,       Nov. 30,
                          2011           2010          2009            2008              2007            2006           2005
---------------------------------------------------------------------------------------------------------------------------------
                       (Unaudited)
Net Asset Value,
Beginning of Period.. $    22.49     $    17.69    $    16.32    $    26.49        $    31.59       $    28.74     $    27.71
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
Income From
 Investment
 Operations..........
 Net Investment
   Income (Loss).....       0.08(A)        0.09(A)       0.04(A)       0.18(A)           0.30(A)          0.28(A)        0.29
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......       5.68           4.79          1.54         (7.86)            (2.72)            5.06           2.66
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
   Total From
    Investment
    Operations.......       5.76           4.88          1.58         (7.68)            (2.42)            5.34           2.95
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions...
 Net Investment
   Income............      (0.08)         (0.08)        (0.21)        (0.22)            (0.28)           (0.23)         (0.26)
 Net Realized Gains..         --             --            --         (2.27)            (2.40)           (2.26)         (1.66)
                      ----------     ----------    ----------    ----------        ----------       ----------     ----------
   Total
    Distributions....      (0.08)         (0.08)        (0.21)        (2.49)            (2.68)           (2.49)         (1.92)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period....... $    28.17     $    22.49    $    17.69    $    16.32        $    26.49       $    31.59     $    28.74
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return.........      25.68%(C)      27.69%         9.97%       (31.80)%(C)        (8.41)%          20.29%         11.32%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).. $7,964,497     $6,555,277    $5,669,659    $5,503,945        $8,802,846       $8,738,278     $6,924,234
Ratio of Expenses
 to Average Net
 Assets..............       0.52%(B)       0.52%         0.54%++       0.52%(B)(D)       0.52%(D)         0.53%(D)       0.55%(D)
Ratio of Net
 Investment Income
 to Average Net
 Assets..............       0.60%(B)       0.43%         0.27%         0.86%(B)          0.98%            0.94%          1.04%
Portfolio Turnover
 Rate................          6%(C)         19%           21%+         N/A               N/A              N/A            N/A
---------------------------------------------------------------------------------------------------------------------------------

* For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
**Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.
+ For the period February 28, 2009 through October 31, 2009. Effective
  February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                U.S. Core Equity 1 Portfolio
                           ------------------------------------------------------------------------------------------------------
                                                                                                                      Period
                                                                          Period                                     Sept. 15,
                            Six Months        Year          Year         Dec. 1,          Year          Year          2005(a)
                               Ended         Ended         Ended         2007 to         Ended         Ended            to
                             April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,       Nov. 30,
                               2011           2010          2009           2008           2007          2006           2005
---------------------------------------------------------------------------------------------------------------------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period...... $    10.18     $     8.54    $     7.81    $    11.83      $    11.50    $    10.22    $  10.00
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
Income From Investment
 Operations...............
 Net Investment Income
   (Loss).................       0.08(A)        0.15(A)       0.15(A)       0.17(A)         0.19(A)       0.17(A)     0.03
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       1.91           1.61          0.73         (4.03)           0.35          1.28        0.19
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
   Total From Investment
    Operations............       1.99           1.76          0.88         (3.86)           0.54          1.45        0.22
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions........
 Net Investment Income....      (0.08)         (0.12)        (0.15)        (0.16)          (0.18)        (0.17)         --
 Net Realized Gains.......         --             --            --            --           (0.03)           --          --
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
   Total Distributions....       0.08)         (0.12)        (0.15)        (0.16)          (0.21)        (0.17)         --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    12.09     $    10.18    $     8.54    $     7.81      $    11.83    $    11.50    $  10.22
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return..............      19.65%(C)      20.80%        11.64%       (32.85)%(C)       4.68%        14.35%       2.20%(C)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $3,796,105     $2,897,409    $1,989,583    $1,320,562      $1,210,031    $  652,270    $123,591
Ratio of Expenses to
 Average Net Assets.......       0.19%(B)       0.20%         0.22%         0.20%(B)        0.20%         0.23%       0.23%(B)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers and
 Assumption of Expenses
 and/or Recovery of
 Previously Waived Fees)..       0.19%(B)       0.20%         0.22%         0.20%(B)        0.20%         0.23%       0.37%(B)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.45%(B)       1.53%         2.02%         1.78%(B)        1.53%         1.52%       1.85%(B)(E)
Portfolio Turnover Rate...          2%(C)          4%            7%            5%(C)          10%            6%          0%(C)
---------------------------------------------------------------------------------------------------------------------------------

                                                                U.S. Core Equity 2 Portfolio
                           ------------------------------------------------------------------------------------------------------
                                                                                                                      Period
                                                                          Period                                     Sept. 15,
                            Six Months        Year          Year         Dec. 1,          Year          Year          2005(a)
                               Ended         Ended         Ended         2007 to         Ended         Ended            to
                             April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,       Nov. 30,
                               2011           2010          2009           2008           2007          2006           2005
---------------------------------------------------------------------------------------------------------------------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period...... $    10.06     $     8.39    $     7.73    $    11.77      $    11.65    $    10.24    $  10.00
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
Income From Investment
 Operations...............
 Net Investment Income
   (Loss).................       0.07(A)        0.14(A)       0.14(A)       0.17(A)         0.19(A)       0.17(A)     0.03
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       2.02           1.64          0.66         (4.04)           0.13          1.40        0.21
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
   Total From Investment
    Operations............       2.09           1.78          0.80         (3.87)           0.32          1.57        0.24
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions........
 Net Investment Income....      (0.08)         (0.11)        (0.14)        (0.17)          (0.17)        (0.16)         --
 Net Realized Gains.......         --             --            --            --           (0.03)           --          --
                           ----------     ----------    ----------    ----------      ----------    ----------    --------
   Total Distributions....      (0.08)         (0.11)        (0.14)        (0.17)          (0.20)        (0.16)         --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    12.07     $    10.06    $     8.39    $     7.73      $    11.77    $    11.65    $  10.24
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Total Return..............      20.86%(C)      21.41%        10.66%       (33.16)%(C)       2.78%        15.50%       2.40%(C)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $6,157,620     $4,990,367    $3,804,325    $2,501,028      $2,939,420    $1,216,310    $182,078
Ratio of Expenses to
 Average Net Assets.......       0.22%(B)       0.23%         0.24%         0.23%(B)        0.23%         0.26%       0.26%(B)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers and
 Assumption of Expenses
 and/or Recovery of
 Previously Waived Fees)..       0.22%(B)       0.23%         0.24%         0.23%(B)        0.23%         0.26%       0.38%(B)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.35%(B)       1.47%         1.89%         1.77%(B)        1.55%         1.55%       1.92%(B)(E)
Portfolio Turnover Rate...          4%(C)          7%            4%            8%(C)           7%            5%          0%(C)
---------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                     U.S. Vector Equity Portfolio
                                                    ----------------------------------------------------------------
                                                                                              Period
                                                     Six Months       Year        Year       Dec. 1,        Year
                                                        Ended        Ended       Ended       2007 to       Ended
                                                      April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,
                                                        2011          2010        2009         2008         2007
--------------------------------------------------------------------------------------------------------------------
                                                     (Unaudited)
Net Asset Value, Beginning of Period............... $     9.82     $     8.03  $     7.48  $  11.38      $  11.79
                                                    ----------     ----------  ----------  --------      --------
Income From Investment Operations..................
  Net Investment Income (Loss)(A)..................       0.06           0.10        0.11      0.15          0.16
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       2.18           1.79        0.57     (3.89)        (0.25)
                                                    ----------     ----------  ----------  --------      --------
   Total From Investment Operations................       2.24           1.89        0.68     (3.74)        (0.09)
--------------------------------------------------------------------------------------------------------------------
Less Distributions.................................
  Net Investment Income............................      (0.06)         (0.10)      (0.13)    (0.16)        (0.14)
  Net Realized Gains...............................         --             --          --        --         (0.18)
                                                    ----------     ----------  ----------  --------      --------
   Total Distributions.............................      (0.06)         (0.10)      (0.13)    (0.16)        (0.32)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $    12.00     $     9.82  $     8.03  $   7.48      $  11.38
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Total Return.......................................      22.91%(C)      23.65%       9.47%   (33.29)%(C)    (0.87)%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $2,010,219     $1,558,423  $1,178,114  $850,623      $959,742
Ratio of Expenses to Average Net Assets............       0.33%(B)       0.33%       0.35%     0.34%(B)      0.34%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or
 Recovery of Previously Waived Fees)...............       0.33%(B)       0.33%       0.35%     0.34%(B)      0.33%
Ratio of Net Investment Income to Average Net
 Assets............................................       1.07%(B)       1.13%       1.60%     1.66%(B)      1.29%
Portfolio Turnover Rate............................          5%(C)         11%         11%       11%(C)        14%
--------------------------------------------------------------------------------------------------------------------

                                                    U.S. Vector Equity Portfolio
                                                    ----------------------------
                                                               Period
                                                              Dec. 30,
                                                             2005(a) to
                                                              Nov. 30,
                                                                2006
--------------------------------------------------------------------------------

Net Asset Value, Beginning of Period...............           $  10.00
                                                              --------
Income From Investment Operations..................
  Net Investment Income (Loss)(A)..................               0.13
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................               1.73
                                                              --------
   Total From Investment Operations................               1.86
--------------------------------------------------------------------------------
Less Distributions.................................
  Net Investment Income............................              (0.07)
  Net Realized Gains...............................                 --
                                                              --------
   Total Distributions.............................              (0.07)
--------------------------------------------------------------------------------
Net Asset Value, End of Period.....................           $  11.79
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return.......................................              18.65%(C)
--------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............           $403,312
Ratio of Expenses to Average Net Assets............               0.36%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers and Assumption of Expenses and/or
 Recovery of Previously Waived Fees)...............               0.39%(B)(E)
Ratio of Net Investment Income to Average Net
 Assets............................................               1.24%(B)(E)
Portfolio Turnover Rate............................                 24%(C)
--------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              U.S. Small Cap Portfolio
                      ---------------------------------------------------------------------------------------------------------
                                                                      Period
                       Six Months        Year          Year          Dec. 1,            Year           Year           Year
                          Ended         Ended         Ended          2007 to           Ended          Ended          Ended
                        April 30,      Oct. 31,      Oct. 31,        Oct. 31,         Nov. 30,       Nov. 30,       Nov. 30,
                          2011           2010          2009            2008             2007           2006           2005
-------------------------------------------------------------------------------------------------------------------------------
                       (Unaudited)
Net Asset Value,
 Beginning of Period. $    19.06     $    14.89    $    13.35    $    20.64        $    22.46     $    20.75     $    19.13
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
Income From
 Investment
 Operations..........
 Net Investment
   Income (Loss).....       0.09(A)        0.13(A)       0.06(A)       0.14(A)           0.21(A)        0.17(A)        0.15
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......       4.71           4.17          1.65         (6.08)            (0.66)          2.84           1.75
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
   Total From
    Investment
    Operations.......       4.80           4.30          1.71         (5.94)            (0.45)          3.01           1.90
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions...
 Net Investment
   Income............      (0.10)         (0.13)        (0.17)        (0.17)            (0.21)         (0.13)         (0.13)
 Net Realized Gains..         --             --            --         (1.18)            (1.16)         (1.17)         (0.15)
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
   Total
    Distributions....      (0.10)         (0.13)        (0.17)        (1.35)            (1.37)         (1.30)         (0.28)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period....... $    23.76     $    19.06    $    14.89    $    13.35        $    20.64     $    22.46     $    20.75
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return.........      25.26%(C)      28.99%        13.08%       (30.67)%(C)        (2.17)%        15.49%         10.04%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).. $4,529,855     $3,391,457    $2,522,001    $2,066,849        $3,285,093     $3,297,199     $2,641,670
Ratio of Expenses
 to Average Net
 Assets..............       0.38%(B)       0.37%         0.40%**       0.38%(B)(D)       0.38%(D)       0.38%(D)       0.40%(D)
Ratio of Net
 Investment Income
 to Average Net
 Assets..............       0.87%(B)       0.76%         0.50%         0.86%(B)          0.95%          0.82%          0.78%
Portfolio Turnover
 Rate................          8%(C)         19%           17%*         N/A               N/A            N/A            N/A
-------------------------------------------------------------------------------------------------------------------------------

                                                              U.S. Micro Cap Portfolio
                      ---------------------------------------------------------------------------------------------------------
                                                                      Period
                       Six Months        Year          Year          Dec. 1,            Year           Year           Year
                          Ended         Ended         Ended          2007 to           Ended          Ended          Ended
                        April 30,      Oct. 31,      Oct. 31,        Oct. 31,         Nov. 30,       Nov. 30,       Nov. 30,
                          2011           2010          2009            2008             2007           2006           2005
-------------------------------------------------------------------------------------------------------------------------------
                       (Unaudited)
Net Asset Value,
 Beginning of Period. $    12.25     $     9.57    $     9.19    $    14.80        $    16.83     $    15.91     $    15.06
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
Income From
 Investment
 Operations..........
 Net Investment
   Income (Loss).....       0.05(A)        0.06(A)       0.03(A)       0.10(A)           0.14(A)        0.10(A)        0.07
 Net Gains (Losses)
   on Securities
   (Realized and
   Unrealized).......       2.88           2.68          0.54         (4.32)            (0.69)          2.04           1.43
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
   Total From
    Investment
    Operations.......       2.93           2.74          0.57         (4.22)            (0.55)          2.14           1.50
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions...
 Net Investment
   Income............      (0.05)         (0.06)        (0.19)        (0.13)            (0.13)         (0.08)         (0.06)
 Net Realized Gains..         --             --            --         (1.26)            (1.35)         (1.14)         (0.59)
                      ----------     ----------    ----------    ----------        ----------     ----------     ----------
   Total
    Distributions....      (0.05)         (0.06)        (0.19)        (1.39)            (1.48)         (1.22)         (0.65)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
 End of Period....... $    15.13     $    12.25    $     9.57    $     9.19        $    14.80     $    16.83     $    15.91
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return.........      23.99%(C)      28.77%         6.61%       (31.33)%(C)        (3.63)%        14.52%         10.33%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands).. $3,786,545     $3,178,286    $2,818,365    $2,924,225        $4,700,371     $4,824,003     $3,949,511
Ratio of Expenses
 to Average Net
 Assets..............       0.53%(B)       0.52%         0.54%**       0.53%(B)(D)       0.52%(D)       0.53%(D)       0.55%(D)
Ratio of Net
 Investment Income
 to Average Net
 Assets..............       0.74%(B)       0.58%         0.38%         0.91%(B)          0.89%          0.64%          0.48%
Portfolio Turnover
 Rate................          6%(C)          9%           12%*         N/A               N/A            N/A            N/A
-------------------------------------------------------------------------------------------------------------------------------

* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            DFA Real Estate Securities Portfolio
                             --------------------------------------------------------------------------------------------------
                                                                            Period
                              Six Months        Year          Year         Dec. 1,          Year          Year         Year
                                 Ended         Ended         Ended         2007 to         Ended         Ended        Ended
                               April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,     Nov. 30,
                                 2011           2010          2009           2008           2007          2006         2005
-------------------------------------------------------------------------------------------------------------------------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period.................. $    21.24     $    15.29    $    16.16    $    27.20      $    33.80    $    25.75    $    23.02
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
Income From Investment
 Operations.................
 Net Investment Income
   (Loss)...................       0.15(A)        0.58(A)       0.58(A)       0.64(A)         0.62(A)       0.64(A)       0.82
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)..........       3.15           5.92         (0.62)        (9.28)          (5.64)         8.84          3.33
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
   Total From Investment
    Operations..............       3.30           6.50         (0.04)        (8.64)          (5.02)         9.48          4.15
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions..........
 Net Investment Income......      (0.23)         (0.55)        (0.83)        (0.30)          (0.70)        (1.02)        (0.86)
 Net Realized Gains.........         --             --            --         (2.10)          (0.88)        (0.41)        (0.56)
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
   Total Distributions......      (0.23)         (0.55)        (0.83)        (2.40)          (1.58)        (1.43)        (1.42)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period..................... $    24.31     $    21.24    $    15.29    $    16.16      $    27.20    $    33.80    $    25.75
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return................      15.69%(C)      43.21%         0.98%       (34.46)%(C)     (15.45)%       38.23%        18.81%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................ $3,156,407     $2,689,552    $2,018,559    $1,746,961      $2,671,457    $2,837,026    $1,836,650
Ratio of Expenses to
 Average Net Assets.........       0.33%(B)       0.33%         0.36%         0.33%(B)        0.33%         0.33%         0.37%
Ratio of Net Investment
 Income to Average Net
 Assets.....................       1.41%(B)       3.13%         4.54%         3.01%(B)        1.99%         2.25%         3.11%
Portfolio Turnover Rate.....          2%(C)          2%            2%           13%(C)          17%           10%            3%
-------------------------------------------------------------------------------------------------------------------------------

                                                             Large Cap International Portfolio
                             --------------------------------------------------------------------------------------------------
                                                                            Period
                              Six Months        Year          Year         Dec. 1,          Year          Year         Year
                                 Ended         Ended         Ended         2007 to         Ended         Ended        Ended
                               April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,     Nov. 30,
                                 2011           2010          2009           2008           2007          2006         2005
-------------------------------------------------------------------------------------------------------------------------------
                              (Unaudited)
Net Asset Value, Beginning
 of Period.................. $    19.42     $    18.02    $    14.81    $    27.18      $    23.60    $    19.00    $    17.31
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
Income From Investment
 Operations.................
 Net Investment Income
   (Loss)...................       0.30(A)        0.48(A)       0.48(A)       0.68(A)         0.68(A)       0.55(A)       0.44
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)..........       2.28           1.43          3.16        (12.06)           3.57          4.68          1.72
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
   Total From Investment
    Operations..............       2.58           1.91          3.64        (11.38)           4.25          5.23          2.16
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions..........
 Net Investment Income......      (0.20)         (0.51)        (0.43)        (0.64)          (0.67)        (0.63)        (0.47)
 Net Realized Gains.........         --             --            --         (0.35)             --            --            --
                             ----------     ----------    ----------    ----------      ----------    ----------    ----------
   Total Distributions......      (0.20)         (0.51)        (0.43)        (0.99)          (0.67)        (0.63)        (0.47)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period..................... $    21.80     $    19.42    $    18.02    $    14.81      $    27.18    $    23.60    $    19.00
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Total Return................      13.42%(C)      10.99%        25.20%       (43.14)%(C)      18.18%        28.00%        12.73%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................ $1,923,777     $1,616,686    $1,364,351    $1,206,860      $2,224,180    $1,673,239    $1,125,455
Ratio of Expenses to
 Average Net Assets.........       0.29%(B)       0.30%         0.32%         0.29%(B)        0.29%         0.29%         0.37%
Ratio of Net Investment
 Income to Average Net
 Assets.....................       2.96%(B)       2.65%         3.14%         3.18%(B)        2.62%         2.56%         2.41%
Portfolio Turnover Rate.....          2%(C)          7%           12%           12%(C)           5%            4%            4%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            International Core Equity Portfolio
                                --------------------------------------------------------------------------------------------
                                                                                                                 Period
                                                                           Period                               Sept. 15,
                                 Six Months       Year        Year        Dec. 1,         Year       Year        2005(a)
                                    Ended        Ended       Ended        2007 to        Ended      Ended          to
                                  April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,   Nov. 30,     Nov. 30,
                                    2011          2010        2009          2008          2007       2006         2005
----------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    10.78     $     9.79  $     7.46  $    14.35      $    12.82  $  10.07  $  10.00
                                ----------     ----------  ----------  ----------      ----------  --------  --------
Income From Investment
 Operations....................
 Net Investment Income
   (Loss)(A)...................       0.15           0.23        0.23        0.37            0.35      0.28      0.04
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       1.51           0.96        2.32       (6.76)           1.54      2.71      0.03
                                ----------     ----------  ----------  ----------      ----------  --------  --------
   Total From Investment
    Operations.................       1.66           1.19        2.55       (6.39)           1.89      2.99      0.07
----------------------------------------------------------------------------------------------------------------------------
Less Distributions.............
 Net Investment Income.........      (0.11)         (0.20)      (0.22)      (0.35)          (0.32)    (0.24)       --
 Net Realized Gains............         --             --          --       (0.15)          (0.04)       --        --
                                ----------     ----------  ----------  ----------      ----------  --------  --------
   Total Distributions.........      (0.11)         (0.20)      (0.22)      (0.50)          (0.36)    (0.24)       --
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    12.33     $    10.78  $     9.79  $     7.46      $    14.35  $  12.82  $  10.07
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return...................      15.51%(C)      12.48%      34.81%     (45.76)%(C)      14.83%    30.06%     0.70%(C)
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $6,063,718     $4,866,989  $3,699,842  $1,981,049      $2,342,187  $851,077  $121,249
Ratio of Expenses to Average
 Net Assets....................       0.39%(B)       0.40%       0.41%       0.41%(B)        0.41%     0.48%     0.49%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waiversand Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees).......       0.39%(B)       0.40%       0.41%       0.41%(B)        0.41%     0.46%     0.90%(B)(E)
Ratio of Net Investment
 Income to Average Net Assets..       2.64%(B)       2.31%       2.84%       3.39%(B)        2.49%     2.35%     1.89%(B)(E)
Portfolio Turnover Rate........          2%(C)          2%          5%          4%(C)           4%        2%        0%(C)
----------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           International Small Company Portfolio
                                --------------------------------------------------------------------------------------------
                                                                           Period
                                 Six Months       Year        Year        Dec. 1,          Year         Year        Year
                                    Ended        Ended       Ended        2007 to         Ended        Ended       Ended
                                  April 30,     Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,    Nov. 30,
                                    2011          2010        2009          2008           2007         2006        2005
----------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    16.14     $    13.99  $    10.07  $    20.80      $    19.43   $    16.19   $    14.12
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
Income From Investment
 Operations
 Net Investment Income
   (Loss)(A)...................       0.17           0.28        0.28        0.44            0.43         0.36         0.31
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       2.65           2.13        3.91       (9.55)           2.07         4.02         2.38
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
   Total From Investment
    Operations.................       2.82           2.41        4.19       (9.11)           2.50         4.38         2.69
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income.........      (0.23)         (0.26)      (0.27)      (0.45)          (0.46)       (0.36)       (0.29)
 Net Realized Gains............         --             --          --       (1.17)          (0.67)       (0.78)       (0.33)
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
   Total Distributions.........      (0.23)         (0.26)      (0.27)      (1.62)          (1.13)       (1.14)       (0.62)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    18.73     $    16.14  $    13.99  $    10.07      $    20.80   $    19.43   $    16.19
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return...................      17.64%(C)      17.61%      42.34%     (47.13)%(C)      13.29%       28.51%       19.74%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                    $7,005,535     $5,511,594  $4,269,864  $3,084,373      $5,597,209   $4,546,071   $2,725,231
Ratio of Expenses to Average
 Net Assets (D)                       0.55%(B)       0.56%       0.57%       0.55%(B)        0.55%        0.56%        0.64%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees) (D)          0.55%(B)       0.56%       0.57%       0.55%(B)        0.55%        0.56%        0.64%
Ratio of Net Investment
 Income to Average Net Assets         1.96%(B)       1.94%       2.48%       2.90%(B)        2.03%        2.04%        2.05%
----------------------------------------------------------------------------------------------------------------------------

                                                              Japanese Small Company Portfolio
                                --------------------------------------------------------------------------------------------
                                                                           Period
                                 Six Months       Year        Year        Dec. 1,          Year
                                    Ended        Ended       Ended        2007 to         Ended      Year Ended  Year Ended
                                  April 30,     Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,    Nov. 30,
                                    2011          2010        2009          2008           2007         2006        2005
----------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    14.13     $    14.32  $    11.97  $    16.75      $    17.23   $    17.97   $    13.99
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
Income From Investment
 Operations
 Net Investment Income
   (Loss)(A)...................       0.17           0.22        0.22        0.29            0.27         0.22         0.16
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       1.50          (0.18)       2.39       (4.78)          (0.52)       (0.73)        4.00
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
   Total From Investment
    Operations.................       1.67           0.04        2.61       (4.49)          (0.25)       (0.51)        4.16
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income.........      (0.10)         (0.23)      (0.26)      (0.29)          (0.23)       (0.23)       (0.18)
 Net Realized Gains............         --             --          --          --              --           --           --
                                ----------     ----------  ----------  ----------      ----------   ----------   ----------
   Total Distributions.........      (0.10)         (0.23)      (0.26)      (0.29)          (0.23)       (0.23)       (0.18)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    15.70     $    14.13  $    14.32  $    11.97      $    16.75   $    17.23   $    17.97
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return...................      11.62%(C)       0.33%      22.08%     (27.16)%(C)      (1.51)%      (2.94)%      30.13%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                    $  169,030     $  114,933  $  114,058  $  133,373      $  199,080   $  168,957   $  169,995
Ratio of Expenses to Average
 Net Assets (D)                       0.57%(B)       0.57%       0.59%       0.58%(B)        0.56%        0.61%        0.68%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees) (D)          0.57%(B)       0.57%       0.59%       0.58%(B)        0.56%        0.58%        0.68%
Ratio of Net Investment
 Income to Average Net Assets         2.23%(B)       1.52%       1.68%       2.18%(B)        1.51%        1.19%        1.03%
----------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 Asia Pacific Small Company Portfolio
                                         ------------------------------------------------------------------------------------
                                                                                  Period
                                         Six Months       Year        Year       Dec. 1,       Year        Year       Year
                                            Ended        Ended       Ended       2007 to      Ended       Ended      Ended
                                          April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Nov. 30,    Nov. 30,   Nov. 30,
                                            2011          2010        2009         2008        2007        2006       2005
-----------------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....  $  25.64     $  20.59    $  11.67    $ 28.73      $  20.26    $ 15.28    $ 14.54
                                          --------     --------    --------    -------      --------    -------    -------
Income From Investment Operations.......
 Net Investment Income (Loss)...........      0.34(A)      0.69(A)     0.50(A)    0.83(A)       0.79(A)    0.64(A)    0.70
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      3.00         4.99        8.95     (17.04)         8.43       4.92       0.54
                                          --------     --------    --------    -------      --------    -------    -------
   Total From Investment Operations.....      3.34         5.68        9.45     (16.21)         9.22       5.56       1.24
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................     (0.94)       (0.63)      (0.53)     (0.85)        (0.75)     (0.58)     (0.50)
 Net Realized Gains.....................        --           --          --         --            --         --         --
 Return of Capital......................        --           --          --         --            --         --         --
                                          --------     --------    --------    -------      --------    -------    -------
   Total Distributions..................     (0.94)       (0.63)      (0.53)     (0.85)        (0.75)     (0.58)     (0.50)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  28.04     $  25.64    $  20.59    $ 11.67      $  28.73    $ 20.26    $ 15.28
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Total Return............................     13.39%(C)    28.36%      84.11%    (57.94)%(C)    46.55%     37.52%      8.81%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $169,602     $131,511    $101,853    $64,044      $146,307    $71,537    $38,927
Ratio of Expenses to Average Net
 Assets(D)..............................      0.60%(B)     0.63%       0.65%      0.62%(B)      0.62%      0.64%      0.74%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously
 Waived Expenses)(D)....................      0.60%(B)     0.61%       0.65%      0.61%(B)      0.59%      0.64%      0.86%
Ratio of Net Investment Income to
 Average Net Assets.....................      2.62%(B)     3.14%       3.53%      3.85%(B)      3.13%      3.68%      3.89%
-----------------------------------------------------------------------------------------------------------------------------

                                                                United Kingdom Small Company Portfolio
                                         ------------------------------------------------------------------------------------
                                                                                  Period
                                         Six Months       Year        Year       Dec. 1,       Year        Year       Year
                                            Ended        Ended       Ended       2007 to      Ended       Ended      Ended
                                          April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Nov. 30,    Nov. 30,   Nov. 30,
                                            2011          2010        2009         2008        2007        2006       2005
-----------------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....  $  24.24     $  19.83    $  14.27    $ 31.29      $  32.97    $ 24.65    $ 23.47
                                          --------     --------    --------    -------      --------    -------    -------
Income From Investment Operations.......
 Net Investment Income (Loss)...........      0.29(A)      0.50(A)     0.55(A)    0.77(A)       0.78(A)    0.61(A)    0.64(A)
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      3.89         4.41        5.44     (15.84)        (0.08)      9.61       2.15
                                          --------     --------    --------    -------      --------    -------    -------
   Total From Investment Operations.....      4.18         4.91        5.99     (15.07)         0.70      10.22       2.79
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................     (0.29)       (0.50)      (0.43)     (0.72)        (1.03)     (0.68)     (0.59)
 Net Realized Gains.....................        --           --          --      (1.22)        (1.35)     (1.22)     (1.02)
 Return of Capital......................        --           --          --      (0.01)           --         --         --
                                          --------     --------    --------    -------      --------    -------    -------
   Total Distributions..................     (0.29)       (0.50)      (0.43)     (1.95)        (2.38)     (1.90)     (1.61)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  28.13     $  24.24    $  19.83    $ 14.27      $  31.29    $ 32.97    $ 24.65
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Total Return............................     16.76%(C)    25.37%      42.81%    (50.97)%(C)     1.94%     44.15%     12.35%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $ 39,407     $ 33,751    $ 27,863    $25,883      $ 37,139    $31,808    $20,578
Ratio of Expenses to Average Net
 Assets(D)..............................      0.59%(B)     0.60%       0.61%      0.59%(B)      0.59%      0.60%      0.70%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously
 Waived Expenses)(D)....................      0.63%(B)     0.64%       0.70%      0.65%(B)      0.62%      0.67%      0.89%
Ratio of Net Investment Income to
 Average Net Assets.....................      2.31%(B)     2.39%       3.62%      3.41%(B)      2.28%      2.20%      2.70%
-----------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes............................................................

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                             Continental Small Company Portfolio
                                ----------------------------------------------------------------------------------------------
                                                                               Period
                                  Six Months         Year         Year        Dec. 1,         Year        Year        Year
                                     Ended          Ended        Ended        2007 to        Ended       Ended       Ended
                                   April 30,       Oct. 31,     Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,    Nov. 30,
                                     2011            2010         2009          2008          2007        2006        2005
------------------------------------------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period                          $  16.93        $  15.02     $  10.73     $ 22.95        $  20.47     $ 15.78     $ 14.12
                                 --------        --------     --------     -------        --------     -------     -------
Income From Investment
 Operations
 Net Investment Income (Loss)        0.14(A)         0.27(A)      0.28(A)     0.52(A)         0.40(A)     0.31(A)     0.21
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)                       3.24            1.89         4.29      (11.32)           3.00        6.28        2.28
                                 --------        --------     --------     -------        --------     -------     -------
   Total From Investment
    Operations                       3.38            2.16         4.57      (10.80)           3.40        6.59        2.49
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
Net Investment Income               (0.09)          (0.25)       (0.28)      (0.45)          (0.38)      (0.34)      (0.30)
 Net Realized Gains                    --              --           --       (0.96)          (0.54)      (1.56)      (0.53)
 Return of Capital                     --              --           --       (0.01)             --          --          --
                                 --------        --------     --------     -------        --------     -------     -------
   Total Distributions              (0.09)          (0.25)       (0.28)      (1.42)          (0.92)      (1.90)      (0.83)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $  20.22        $  16.93     $  15.02     $ 10.73        $  22.95     $ 20.47     $ 15.78
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Return                        20.10%(C)       14.85%       43.12%     (49.89)%(C)      16.99%      46.33%      18.42%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                     $157,868        $128,106     $110,926     $93,988        $170,909     $90,261     $52,061
Ratio of Expenses to Average
 Net Assets                          0.58%(B)(D)     0.59%(D)     0.62%(D)    0.59%(B)(D)     0.61%(D)    0.62%(D)    0.71%(D)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees)             0.58%(B)(D)     0.59%(D)     0.61%(D)    0.59%(B)(D)     0.57%(D)    0.61%(D)    0.78%(D)
Ratio of Net Investment
 Income (Loss) to Average Net
 Assets                              1.57%(B)        1.78%        2.39%       3.04%(B)        1.70%       1.78%       1.77%
Portfolio Turnover Rate               N/A             N/A          N/A         N/A             N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------

                                           DFA International Real Estate Securities Portfolio
                                ------------------------------------------------------------------------
                                                                          Period
                                 Six Months       Year        Year       Dec. 1,          Period
                                    Ended        Ended       Ended       2007 to     March 1, 2007(a)
                                  April 30,     Oct. 31,    Oct. 31,     Oct. 31,           to
                                    2011          2010        2009         2008       Nov. 30, 2007
--------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period                         $     5.58     $   5.24    $   4.18    $   9.35          $  10.00
                                ----------     --------    --------    --------          --------
Income From Investment
 Operations
 Net Investment Income (Loss)         0.20(A)      0.31(A)     0.26(A)     0.34(A)           0.23(A)
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)                        0.46         0.58        0.91       (5.08)            (0.76)
                                ----------     --------    --------    --------          --------
   Total Fr\om Investment
    Operations                        0.66         0.89        1.17       (4.74)            (0.53)
--------------------------------------------------------------------------------------------------------
Less Distributions
Net Investment Income                (0.65)       (0.55)      (0.11)      (0.43)            (0.12)
 Net Realized Gains                     --           --          --          --                --
 Return of Capital                      --           --          --          --                --
                                ----------     --------    --------    --------          --------
   Total Distributions               (0.65)       (0.55)      (0.11)      (0.43)            (0.12)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $     5.59     $   5.58    $   5.24    $   4.18          $   9.35
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Total Return                         13.59%(C)    18.96%      29.25%     (52.85)%(C)        (5.38)%(C)
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                    $1,110,224     $958,554    $742,329    $394,480          $336,840
Ratio of Expenses to Average
 Net Assets                           0.42%(B)     0.41%       0.43%       0.44%(B)          0.48%(B)(E)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/ or Recovery of
 Previously Waived Fees)              0.42%(B)     0.41%       0.43%       0.44%(B)          0.48%(B)(E)
Ratio of Net Investment
 Income (Loss) to Average Net
 Assets                               7.73%(B)     6.42%       6.40%       5.20%(B)          3.50%(B)(E)
Portfolio Turnover Rate                  7%(C)        6%          5%          1%(C)             2%(C)
--------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                         DFA Global Real Estate Securities Portfolio
                                ---------------------------------------------------
                                                                                Period
                                  Six Months         Year         Year         June 4,
                                     Ended          Ended        Ended        2008(a) to
                                   April 30,       Oct. 31,     Oct. 31,       Oct. 31,
                                     2011            2010         2009           2008
---------------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period                          $   8.28        $   6.75     $   6.04      $ 10.00
                                 --------        --------     --------      -------
Income From Investment
 Operations
 Net Investment Income
   (Loss)(A)                         0.43            0.40         0.19           --
 Net Gains (Losses) on
   Securities (Realizedand
   Unrealized)                       0.71            1.60         0.62        (3.96)
                                 --------        --------     --------      -------
   Total From Investment
    Operations.................      1.14            2.00         0.81        (3.96)
---------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income              (0.54)          (0.47)       (0.10)          --
 Net Realized Gains                    --              --           --           --
                                 --------        --------     --------      -------
   Total Distributions              (0.54)          (0.47)       (0.10)          --
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $   8.88        $   8.28     $   6.75      $  6.04
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
Total Return                        14.83%(C)       31.38%       13.81%      (39.60)%(C)
---------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                     $816,819        $695,461     $432,502      $90,672
Ratio of Expenses to Average
 Net Assets                          0.41%(B)(D)     0.41%(D)     0.47%(D)     0.54%(B)(D)(E)
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees)             0.73%(B)(D)     0.73%(D)     0.79%(D)     0.86%(B)(D)(E)
Ratio of Net Investment
 Income to Average Net Assets       10.55%(B)        5.59%        3.40%       (0.04)%(B)(E)
Portfolio Turnover Rate               N/A             N/A          N/A          N/A
---------------------------------------------------------------------------------------------

                                                       DFA International Small Cap Value Portfolio
                                -----------------------------------------------------------------------------------------
                                                                           Period
                                 Six Months       Year        Year        Dec. 1,         Year        Year        Year
                                    Ended        Ended       Ended        2007 to        Ended       Ended       Ended
                                  April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,    Nov. 30,
                                    2011          2010        2009          2008          2007        2006        2005
--------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period                         $    16.16     $    14.92  $    10.82  $    22.05      $    21.71  $    17.57  $    15.16
                                ----------     ----------  ----------  ----------      ----------  ----------  ----------
Income From Investment
 Operations
 Net Investment Income
   (Loss)(A)                          0.15           0.24        0.26        0.52            0.46        0.36        0.40
 Net Gains (Losses) on
   Securities (Realizedand
   Unrealized)                        3.05           1.22        4.14       (9.60)           1.66        4.95        2.77
                                ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total From Investment
    Operations.................       3.20           1.46        4.40       (9.08)           2.12        5.31        3.17
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income               (0.13)         (0.22)      (0.24)      (0.58)          (0.53)      (0.38)      (0.36)
 Net Realized Gains                  (0.29)            --       (0.06)      (1.57)          (1.25)      (0.79)      (0.40)
                                ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total Distributions               (0.42)         (0.22)      (0.30)      (2.15)          (1.78)      (1.17)      (0.76)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  $    18.94     $    16.16  $    14.92  $    10.82      $    22.05  $    21.71  $    17.57
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Total Return                         20.17%(C)      10.01%      41.42%     (45.17)%(C)      10.25%      31.73%      21.75%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                    $9,275,519     $7,655,318  $6,859,957  $4,799,748      $8,180,859  $6,733,067  $4,128,428
Ratio of Expenses to Average
 Net Assets                           0.70%(B)       0.70%       0.71%       0.69%(B)        0.69%       0.70%       0.75%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees)              0.70%(B)       0.70%       0.71%       0.69%(B)        0.69%       0.70%       0.75%
Ratio of Net Investment
 Income to Average Net Assets         1.70%(B)       1.57%       2.19%       3.22%(B)        2.03%       1.85%       2.44%
Portfolio Turnover Rate                 10%(C)         18%         22%         16%(C)          18%         14%         13%
--------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.........................................................

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                            International Vector Equity Portfolio           World ex U.S. Value Portfolio
                                      ------------------------------------------        ----------------------------
                                                                            Period
                                      Six Months      Year      Year      August 14,     Six Months           Period
                                         Ended       Ended     Ended      2008(a) to        Ended        Aug. 23, 2010(a)
                                       April 30,    Oct. 31,  Oct. 31,     Oct. 31,       April 30,             to
                                         2011         2010      2009         2008           2011          Oct. 31, 2010
------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)                                        (Unaudited)
Net Asset Value, Beginning of
 Period..............................  $  10.28     $   9.22  $   6.74   $ 10.00          $ 11.35            $ 10.00
                                       --------     --------  --------   -------          -------            -------
Income From Investment Operations....
 Net Investment Income (Loss) (A)....      0.12         0.18      0.17      0.06             0.13               0.02
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........      1.59         1.05      2.46     (3.32)            1.40               1.33
                                       --------     --------  --------   -------          -------            -------
   Total From Investment Operations..      1.71         1.23      2.63     (3.26)            1.53               1.35
------------------------------------------------------------------------------------------------------------------------------
Less Distributions...................
 Net Investment Income...............     (0.09)       (0.17)    (0.15)       --            (0.07)                --
 Net Realized Gains..................     (0.07)          --        --        --            (0.08)                --
                                       --------     --------  --------   -------          -------            -------
   Total Distributions...............     (0.16)       (0.17)    (0.15)       --            (0.15)                --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......  $  11.83     $  10.28  $   9.22   $  6.74          $ 12.73            $ 11.35
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Return.........................     16.83%(C)    13.62%    39.52%   (32.60)%(C)       13.65%(C)          13.50%(C)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).........................  $481,529     $363,123  $262,544   $66,774          $43,381            $29,616
Ratio of Expenses to Average Net
 Assets..............................      0.53%(B)     0.54%     0.60%     0.60%(B)(E)      0.60%(B)(D)        0.90%(B)(D)(E)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/or
 Recovery of Previously Waived
 Fees)...............................      0.53%(B)     0.53%     0.59%     1.15%(B)(E)      0.91%(B)(D)        1.37%(B)(D)(E)
Ratio of Net Investment Income to
 Average Net Assets..................      2.30%(B)     1.91%     2.31%     3.01%(B)(E)      2.14%(B)           0.76%(B)(E)
Portfolio Turnover Rate..............         4%(C)        5%        8%        0%(C)          N/A                N/A
------------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.............................................................

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                      Emerging Markets Portfolio
                                      -----------------------------------------------------------------------------------------
                                                                                 Period
                                       Six Months       Year        Year        Dec. 1,         Year        Year        Year
                                          Ended        Ended       Ended        2007 to        Ended       Ended       Ended
                                        April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,    Nov. 30,
                                          2011          2010        2009          2008          2007        2006        2005
--------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period.............................. $    30.90     $    25.23  $    17.05  $    35.23      $    25.40  $    19.89  $    15.61
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
Income From Investment Operations....
 Net Investment Income (Loss)(A).....       0.20           0.48        0.42        0.70            0.64        0.48        0.58
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       3.18           6.07        8.42      (16.85)           9.88        5.61        4.13
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total From Investment Operations..       3.38           6.55        8.84      (16.15)          10.52        6.09        4.71
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions...................
 Net Investment Income...............      (0.14)         (0.46)      (0.41)      (0.69)          (0.53)      (0.58)      (0.43)
 Net Realized Gains..................      (1.77)         (0.42)      (0.25)      (1.34)          (0.16)         --          --
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total Distributions...............      (1.91)         (0.88)      (0.66)      (2.03)          (0.69)      (0.58)      (0.43)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    32.37     $    30.90  $    25.23  $    17.05      $    35.23  $    25.40  $    19.89
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Total Return.........................      11.53%(C)      26.53%      53.39%     (48.37)%(C)      42.08%      31.31%      30.65%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $2,574,363     $2,372,498  $1,966,288  $1,508,260      $3,388,442  $2,344,990  $1,805,186
Ratio of Expenses to Average Net
 Assets(D)...........................       0.60%(B)       0.60%       0.62%       0.60%(B)        0.60%       0.61%       0.69%
Ratio of Net Investment Income to
 Average Net Assets..................       1.29%(B)       1.76%       2.15%       2.59%(B)        2.12%       2.13%       3.28%
--------------------------------------------------------------------------------------------------------------------------------

                                                                 Emerging Markets Small Cap Portfolio
                                      -----------------------------------------------------------------------------------------
                                                                                 Period
                                       Six Months       Year        Year        Dec. 1,         Year        Year        Year
                                          Ended        Ended       Ended        2007 to        Ended       Ended       Ended
                                        April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,    Nov. 30,
                                          2011          2010        2009          2008          2007        2006        2005
--------------------------------------------------------------------------------------------------------------------------------
                                       (Unaudited)
Net Asset Value, Beginning of
 Period.............................. $    24.26     $    17.45  $     9.33  $    23.74      $    17.96  $    13.37  $    11.44
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
Income From Investment Operations....
 Net Investment Income (Loss)(A).....       0.13           0.34        0.26        0.44            0.31        0.30        0.27
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........       1.31           6.79        8.14      (12.95)           6.86        4.86        2.37
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total From Investment Operations..       1.44           7.13        8.40      (12.51)           7.17        5.16        2.64
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions...................
 Net Investment Income...............      (0.10)         (0.32)      (0.28)      (0.41)          (0.26)      (0.26)      (0.22)
 Net Realized Gains..................      (0.76)            --          --       (1.49)          (1.13)      (0.31)      (0.49)
                                      ----------     ----------  ----------  ----------      ----------  ----------  ----------
   Total Distributions...............      (0.86)         (0.32)      (0.28)      (1.90)          (1.39)      (0.57)      (0.71)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $    24.84     $    24.26  $    17.45  $     9.33      $    23.74  $    17.96  $    13.37
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Total Return.........................       6.21%(C)      41.33%      91.35%     (57.00)%(C)      42.58%      39.95%      24.27%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $2,135,139     $1,833,038  $1,133,958  $  547,329      $1,458,152  $  838,948  $  482,378
Ratio of Expenses to Average Net
 Assets(D)...........................       0.76%(B)       0.78%       0.80%       0.77%(B)        0.78%       0.81%       0.97%
Ratio of Net Investment Income to
 Average Net Assets..................       1.11%(B)       1.70%       2.05%       2.61%(B)        1.48%       1.92%       2.21%
--------------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes...............................................................

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                     Emerging
                                                                                      Markets
                                                                                       Value
                                                                                    Portfolio-
                                                                                   Institutional
                                                                                       Class
                               Emerging Markets Value Portfolio-Class R2 Shares +     Shares
                               -------------------------------------------        -------------
                                                                       Period
                                                                      Jan. 29,          Six
                               Six Months       Year       Year       2008(a)         Months
                                  Ended        Ended      Ended          to            Ended
                                April 30,     Oct. 31,   Oct. 31,     Oct. 31,       April 30,
                                  2011          2010       2009         2008           2011
---------------------------------------------------------------------------------------------------
                               (Unaudited)                                          (Unaudited)
Net Asset Value, Beginning of
 Period.......................   $ 36.35     $ 46.84    $ 85.43    $187.35         $     36.27
                                 -------     -------    -------    -------         -----------
Income from Investment
 Operations...................
 Net Investment Income (Loss).      0.11(A)     0.56(A)    0.56(A)    3.93(A)             0.16(A)
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................      2.97        9.18      21.36     (92.36)               3.05
                                 -------     -------    -------    -------         -----------
 Total from Investment
   Operations.................      3.08        9.74      21.92     (88.43)               3.21
---------------------------------------------------------------------------------------------------
Less Distributions............
 Net Investment Income........     (0.10)      (7.12)     (6.00)    (13.49)              (0.13)
 Net Realized Gains...........     (1.63)     (13.11)    (54.52)        --               (1.63)
                                 -------     -------    -------    -------         -----------
   Total Distributions........     (1.73)     (20.23)    (60.52)    (13.49)              (1.76)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $ 37.70     $ 36.35    $ 46.83    $ 85.43         $     37.72
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return..................      8.93%(C)   29.71%     78.29%    (50.51)%(C)           9.30%(C)
---------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)..................   $45,012     $39,668    $ 5,082    $ 1,799         $15,352,746
Ratio of Expenses to Average
 Net Assets (D)...............      0.85%(B)    0.86%      0.90%      0.92%(B)(E)         0.59%(B)
Ratio of Net Investment
 Income to Average Net Assets.      0.62%(B)    1.39%      1.39%      3.35%(B)(E)         0.89%(B)
---------------------------------------------------------------------------------------------------






                                           Emerging Markets Value Portfolio-Institutional Class Shares
                               -----------------------------------------------------------------------------------

                                                                Period
                                    Year          Year         Dec. 1,          Year          Year         Year
                                   Ended         Ended         2007 to         Ended         Ended        Ended
                                  Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,     Nov. 30,
                                    2010          2009           2008           2007          2006         2005
-------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period....................... $     28.90    $    19.36    $    45.85      $    31.26    $    22.86    $    17.93
                               -----------    ----------    ----------      ----------    ----------    ----------
Income from Investment
 Operations...................
 Net Investment Income (Loss).        0.45(A)       0.38(A)       0.98(A)         0.78(A)       0.60(A)       0.50
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................        8.01         12.41        (25.48)          14.82          8.65          4.96
                               -----------    ----------    ----------      ----------    ----------    ----------
 Total from Investment
   Operations.................        8.46         12.79        (24.50)          15.60          9.25          5.46
-------------------------------------------------------------------------------------------------------------------
Less Distributions............
 Net Investment Income........       (0.39)        (0.34)        (1.00)          (0.63)        (0.60)        (0.44)
 Net Realized Gains...........       (0.70)        (2.91)        (0.99)          (0.38)        (0.25)        (0.09)
                               -----------    ----------    ----------      ----------    ----------    ----------
   Total Distributions........       (1.09)        (3.25)        (1.99)          (1.01)        (0.85)        (0.53)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period $     36.27    $    28.90    $    19.36      $    45.85    $    31.26    $    22.86
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Total Return..................       30.04%        78.59%       (55.65)%(C)      50.98%        41.55%        31.06%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $11,542,870    $7,401,266    $3,735,580      $7,485,802    $4,283,696    $2,077,480
Ratio of Expenses to Average
 Net Assets (D)...............        0.60%         0.62%         0.60%(B)        0.60%         0.63%         0.70%
Ratio of Net Investment
 Income to Average Net Assets.        1.40%         1.76%         2.82%(B)        2.00%         2.22%         2.45%
-------------------------------------------------------------------------------------------------------------------

+At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)
Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                          Emerging Markets Core Equity Portfolio
                           ---------------------------------------------------------------------------------------------
                                                                                                                    Period
                                                                          Period                                   April 5,
                            Six Months        Year          Year         Dec. 1,          Year         Year        2005(a)
                               Ended         Ended         Ended         2007 to         Ended        Ended           to
                             April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,     Nov. 30,      Nov. 30,
                               2011           2010          2009           2008           2007         2006          2005
-------------------------------------------------------------------------------------------------------------------------------
                            (Unaudited)
Net Asset Value,
 Beginning of Period...... $    21.31     $    16.49    $     9.88    $    21.20      $    15.13    $  11.54    $  10.00
                           ----------     ----------    ----------    ----------      ----------    --------    --------
Income From Investment
 Operations...............
 Net Investment Income
   (Loss).................       0.13(A)        0.30(A)       0.25(A)       0.43(A)         0.35(A)     0.27(A)     0.10
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       1.83           4.81          6.56        (11.27)           6.10        3.54        1.51
                           ----------     ----------    ----------    ----------      ----------    --------    --------
   Total From Investment
    Operations............       1.96           5.11          6.81        (10.84)           6.45        3.81        1.61
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions........
 Net Investment Income....      (0.10)         (0.29)        (0.20)        (0.40)          (0.32)      (0.22)      (0.07)
 Net Realized Gains.......         --             --            --         (0.08)          (0.06)         --          --
                           ----------     ----------    ----------    ----------      ----------    --------    --------
   Total Distributions....      (0.10)         (0.29)        (0.20)        (0.48)          (0.38)      (0.22)      (0.07)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period................... $    23.17     $    21.31    $    16.49    $     9.88      $    21.20    $  15.13    $  11.54
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Total Return..............       9.24%(C)      31.30%        69.47%       (51.93)%(C)      43.20%      33.39%      16.12%(C)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $5,410,193     $4,179,882    $2,455,035    $1,155,526      $1,829,466    $822,136    $218,563
Ratio of Expenses to
 Average Net Assets.......       0.65%(B)       0.65%         0.67%         0.65%(B)        0.65%       0.74%       1.00%(B)(E)
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers and
 Assumption of Expenses
 and/or Recovery of
 Previously Waived Fees)..       0.65%(B)       0.65%         0.67%         0.65%(B)        0.65%       0.72%       1.09%(B)(E)
Ratio of Net Investment
 Income to Average Net
 Assets...................       1.20%(B)       1.63%         2.03%         2.62%(B)        1.87%       2.02%       1.79%(B)(E)
Portfolio Turnover Rate...          0%(C)          4%            6%            3%(C)           2%          6%          2%(C)
-------------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes..............................................................

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty operational portfolios, of which twenty-six (the "Portfolios") are included in this report and the remaining thirty-four are presented in separate reports.

   Of the Portfolios, eight invest all of their assets in a corresponding series of The DFA Investment Trust Company and one invests in the Dimensional Emerging Markets Value Fund. DFA Global Real Estate Securities Portfolio invests in two portfolios of the DFA Investment Dimensions Group Inc. and World ex U.S. Value Portfolio invests in portfolios within The DFA Investment Trust Company, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Value Fund.

                                                                                                 Percentage
                                                                                                 Ownership
Feeder Funds                                 Master Funds                                        at 04/30/11
------------                                 ------------                                        -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                         78%
Japanese Small Company Portfolio             The Japanese Small Company Series                       11%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                   15%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                  3%
Continental Small Company Portfolio          The Continental Small Company Series                     6%
Emerging Markets Portfolio                   The Emerging Markets Series                             94%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                   98%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                 98%

Fund of Funds
-------------
International Small Company Portfolio        The Japanese Small Company Series                       89%
                                             The Asia Pacific Small Company Series                   85%
                                             The United Kingdom Small Company Series                 97%
                                             The Continental Small Company Series                    94%
                                             The Canadian Small Company Series                      100%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                    14%
                                             DFA International Real Estate Securities Portfolio      32%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                  --
                                             DFA International Small Cap Value Portfolio              --
                                             The DFA International Value Series                       --

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio and World ex U.S. Value Portfolio also invest in short-term temporary cash investments.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Prior to March 30, 2007, U.S.Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .  Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Master Fund shares held by DFA Global Real Estate Securities Portfolio and World ex U.S. Value Portfolio are valued at their respective daily net asset value. The Feeder Funds, International Small Company Portfolio and World ex U.S. Value Portfolio's investments reflect proportionate interest in the net assets of their corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses or Other Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method.

Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Core Equity Portfolio's investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio each accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor and Administrator:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

   For the six months ended April 30, 2011, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio*............. 0.05%
           U.S. Targeted Value Portfolio*..................... 0.10%
           U.S. Small Cap Value Portfolio*.................... 0.20%
           U.S. Core Equity 1 Portfolio....................... 0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio*.......................... 0.03%
           U.S. Micro Cap Portfolio*.......................... 0.10%
           DFA Real Estate Securities Portfolio............... 0.30%
           Large Cap International Portfolio.................. 0.25%
           International Core Equity Portfolio................ 0.35%
           DFA International Real Estate Securities Portfolio. 0.35%
           DFA Global Real Estate Securities Portfolio........ 0.35%

               DFA International Small Cap Value Portfolio. 0.65%
               International Vector Equity Portfolio....... 0.45%
               World ex U.S. Value Portfolio............... 0.47%
               Emerging Markets Core Equity Portfolio...... 0.55%

   For the six months ended April 30, 2011, the Feeder Funds' and Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 Enhanced U.S. Large Company Portfolio*. 0.15%
                 U.S. Large Cap Value Portfolio......... 0.15%
                 U.S. Targeted Value Portfolio*......... 0.25%
                 U.S. Small Cap Value Portfolio*........ 0.30%
                 U.S. Small Cap Portfolio*.............. 0.32%
                 U.S. Micro Cap Portfolio*.............. 0.40%
                 International Small Company Portfolio.. 0.40%
                 Japanese Small Company Portfolio....... 0.40%
                 Asia Pacific Small Company Portfolio... 0.40%
                 United Kingdom Small Company Portfolio. 0.40%
                 Continental Small Company Portfolio.... 0.40%
                 Emerging Markets Portfolio............. 0.40%
                 Emerging Markets Small Cap Portfolio... 0.45%
                 Emerging Markets Value Portfolio....... 0.40%

   * Effective March 30, 2007, U.S. Targeted Value Portfolio, and on
February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                Previously
                                                Recovery       Waived Fees/
                                             of Previously   Expenses Assumed
                                    Expense   Waived Fees/   Subject to Future
 Institutional Class Shares         Limits  Expenses Assumed     Recovery
 --------------------------         ------- ---------------- -----------------
 U.S. Targeted Value Portfolio (1).  0.50%         --               --
 U.S. Core Equity 1 Portfolio (2)..  0.23%         --               --
 U.S. Core Equity 2 Portfolio (2)..  0.26%         --               --

                                                                                    Previously
                                                                    Recovery       Waived Fees/
                                                                 of Previously   Expenses Assumed
                                                        Expense   Waived Fees/   Subject to Future
Institutional Class Shares                              Limits  Expenses Assumed     Recovery
--------------------------                              ------- ---------------- -----------------
U.S. Vector Equity Portfolio (2).......................  0.36%         --                 --
International Core Equity Portfolio (2)................  0.49%         --                 --
International Small Company Portfolio (3)..............  0.45%         --                 --
Japanese Small Company Portfolio (3)...................  0.47%         --                 --
Asia Pacific Small Company Portfolio (3)...............  0.47%         --                 --
United Kingdom Small Company Portfolio (3).............  0.47%         --              $  54
Continental Small Company Portfolio (3)................  0.47%         --                 --
DFA International Real Estate Securities Portfolio (2).  0.65%         --                 --
DFA Global Real Estate Securities Portfolio (4)........  0.55%         --              3,697
International Vector Equity Portfolio (2)..............  0.60%         --                 --
World ex U.S. Value Portfolio (8)......................  0.60%         --                 80
Emerging Markets Core Equity Portfolio (2).............  0.85%         --                 --

Class R1 Shares
---------------
U.S. Targeted Value Portfolio (5)......................  0.62%         --                 --

Class R2 Shares
---------------
U.S. Targeted Value Portfolio (6)......................  0.77%         --                 --
Emerging Markets Value Portfolio (7)...................  0.96%         --                 --

   (1) The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolios Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (3) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses (not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (4) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. The Advisor has voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.

   (5) The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R1 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (6) The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R2 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

   (7) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administration fees and custodian fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets, as listed above.

   (8) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset the ("Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis the ("Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses pursuant to this paragraph is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to seek reimbursement for the amount of any Remaining Management Fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $109 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio.............. $  6
            U.S. Large Cap Value Portfolio.....................  199
            U.S. Targeted Value Portfolio......................   51
            U.S. Small Cap Value Portfolio.....................  197
            U.S. Core Equity 1 Portfolio.......................   68
            U.S. Core Equity 2 Portfolio.......................  123
            U.S. Vector Equity Portfolio.......................   39
            U.S. Small Cap Portfolio...........................   87
            U.S. Micro Cap Portfolio...........................   99
            DFA Real Estate Securities Portfolio...............   65
            Large Cap International Portfolio..................   46
            International Core Equity Portfolio................  116
            International Small Company Portfolio..............  139
            Japanese Small Company Portfolio...................    4
            Asia Pacific Small Company Portfolio...............    3
            United Kingdom Small Company Portfolio.............    1
            Continental Small Company Portfolio................    4
            DFA International Real Estate Securities Portfolio.   21
            DFA Global Real Estate Securities Portfolio........   11
            DFA International Small Cap Value Portfolio........  217
            International Vector Equity Portfolio..............    8
            World ex U.S. Value Portfolio......................   --
            Emerging Markets Portfolio.........................   63
            Emerging Markets Small Cap Portfolio...............   35
            Emerging Markets Value Portfolio...................  232
            Emerging Markets Core Equity Portfolio.............   81

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                          U.S. Government   Other Investment
                                            Securities         Securities
                                         ----------------- ------------------
                                         Purchases  Sales  Purchases  Sales
                                         --------- ------- --------- --------
  Enhanced U.S. Large Company Portfolio.  $35,060  $36,437 $ 88,870  $ 73,339
  U.S. Targeted Value Portfolio.........       --       --  473,318   273,305
  U.S. Small Cap Value Portfolio........       --       --  473,768   657,133

                                                     U.S. Government   Other Investment
                                                       Securities         Securities
                                                    ----------------- ------------------
                                                    Purchases   Sales Purchases  Sales
                                                    --------- ------- --------- --------
U.S. Core Equity 1 Portfolio.......................    --       --    $385,254  $ 64,858
U.S. Core Equity 2 Portfolio.......................    --       --     342,363   206,758
U.S. Vector Equity Portfolio.......................    --       --     187,487    93,928
U.S. Small Cap Portfolio...........................    --       --     601,020   321,897
U.S. Micro Cap Portfolio...........................    --       --     220,298   336,831
DFA Real Estate Securities Portfolio...............    --       --     150,846    60,299
Large Cap International Portfolio..................    --       --     130,669    30,612
International Core Equity Portfolio................    --       --     529,912    82,929
DFA International Real Estate Securities Portfolio.    --       --     112,312    72,054
DFA International Small Cap Value Portfolio........    --       --     864,586   804,411
International Vector Equity Portfolio..............    --       --      70,757    14,972
Emerging Markets Core Equity Portfolio.............    --       --     832,943    19,988

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies", non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          Increase       Increase
                                                         (Decrease)     (Decrease)
                                          Increase     Undistributed   Accumulated
                                         (Decrease)    Net Investment  Net Realized
                                       Paid-In Capital     Income     Gains (Losses)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.          --        $   (15)       $     15
U.S. Large Cap Value Portfolio........          --             --              --
U.S. Targeted Value Portfolio.........     $    30           (200)            170
U.S. Small Cap Value Portfolio........      55,514           (388)        (55,126)
U.S. Core Equity 1 Portfolio..........          --            (16)             16
U.S. Core Equity 2 Portfolio..........          --            (42)             42
U.S. Vector Equity Portfolio..........          --            (24)             24
U.S. Small Cap Portfolio..............        (104)          (144)            248
U.S. Micro Cap Portfolio..............          --           (258)            258
DFA Real Estate Securities Portfolio..          --              4              (4)
Large Cap International Portfolio.....          --            383            (383)
International Core Equity Portfolio...         (13)           971            (958)
International Small Company Portfolio.      (8,877)        11,998          (3,121)

                                                                       Increase       Increase
                                                                      (Decrease)     (Decrease)
                                                       Increase     Undistributed   Accumulated
                                                      (Decrease)    Net Investment  Net Realized
                                                    Paid-In Capital     Income     Gains (Losses)
                                                    --------------- -------------- --------------
Japanese Small Company Portfolio...................      $(4,574)      $    81        $  4,493
Asia Pacific Small Company Portfolio...............         (259)          100             159
United Kingdom Small Company Portfolio.............          (74)           33              41
Continental Small Company Portfolio................         (195)          476            (281)
DFA International Real Estate Securities Portfolio.          136           790            (926)
DFA Global Real Estate Securities Portfolio........          101          (101)             --
DFA International Small Cap Value Portfolio........       13,148        16,536         (29,684)
International Vector Equity Portfolio..............          207           (62)           (145)
World ex U.S. Value Portfolio......................           (4)            6              (2)
Emerging Markets Portfolio.........................       15,558        (2,642)        (12,916)
Emerging Markets Small Cap Portfolio...............        2,294          (295)         (1,999)
Emerging Markets Value Portfolio...................       48,632       (11,121)        (37,511)
Emerging Markets Core Equity Portfolio.............           --          (776)            776

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2009 and the year ended October 31, 2010 were as follows (amounts in thousands):

                                         Net Investment
                                             Income
                                         and Short-Term   Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- --------

  Enhanced U.S. Large Company Portfolio
  2009..................................    $ 19,564          --      $ 19,564
  2010..................................       1,589          --         1,589

  U.S. Large Cap Value Portfolio
  2009..................................     130,238          --       130,238
  2010..................................     116,599          --       116,599

  U.S. Targeted Value Portfolio
  2009..................................      14,179          --        14,179
  2010..................................      12,576         $ 7        12,583

  U.S. Small Cap Value Portfolio
  2009..................................      69,882          --        69,882
  2010..................................      25,747          --        25,747

  U.S. Core Equity 1 Portfolio
  2009..................................      31,598          --        31,598
  2010..................................      31,326          --        31,326

  U.S. Core Equity 2 Portfolio
  2009..................................      55,009          --        55,009
  2010..................................      53,941          --        53,941

                                                    Net Investment
                                                        Income
                                                    and Short-Term   Long-Term
                                                    Capital Gains  Capital Gains  Total
                                                    -------------- ------------- -------

U.S. Vector Equity Portfolio
2009...............................................    $16,454          --       $16,454
2010...............................................     14,799          --        14,799

U.S. Small Cap Portfolio
2009...............................................     26,412          --        26,412
2010...............................................     21,528          --        21,528

U.S. Micro Cap Portfolio
2009...............................................     57,816          --        57,816
2010...............................................     17,526          --        17,526

DFA Real Estate Securities Portfolio
2009...............................................     95,934          --        95,934
2010...............................................     70,908          --        70,908

Large Cap International Portfolio
2009...............................................     32,286          --        32,286
2010...............................................     40,390          --        40,390

International Core Equity Portfolio
2009...............................................     77,469          --        77,469
2010...............................................     83,173          --        83,173

International Small Company Portfolio
2009...............................................     81,118          --        81,118
2010...............................................     84,604          --        84,604

Japanese Small Company Portfolio
2009...............................................      2,426          --         2,426
2010...............................................      1,845          --         1,845

Asia Pacific Small Company Portfolio
2009...............................................      2,724          --         2,724
2010...............................................      3,162          --         3,162

United Kingdom Small Company Portfolio
2009...............................................        658          --           658
2010...............................................        694          --           694

Continental Small Company Portfolio
2009...............................................      2,087          --         2,087
2010...............................................      1,863          --         1,863

DFA International Real Estate Securities Portfolio
2009...............................................     11,227          --        11,227
2010...............................................     79,025          --        79,025

                                             Net Investment
                                                 Income
                                             and Short-Term   Long-Term
                                             Capital Gains  Capital Gains  Total
                                             -------------- ------------- --------

DFA Global Real Estate Securities Portfolio
2009........................................    $  2,370            --    $  2,370
2010........................................      30,971            --      30,971

DFA International Small Cap Value Portfolio
2009........................................     108,717      $ 25,188     133,905
2010........................................     108,095         6,990     115,085

International Vector Equity Portfolio
2009........................................       3,671            --       3,671
2010........................................       5,534            54       5,588

Emerging Markets Portfolio
2009........................................      36,673        23,932      60,605
2010........................................      40,081        42,220      82,301

Emerging Markets Small Cap Portfolio
2009........................................      16,832            --      16,832
2010........................................      22,951         1,637      24,588

Emerging Markets Value Portfolio
2009........................................     114,611       518,510     633,121
2010........................................     190,697       142,234     332,931

Emerging Markets Core Equity Portfolio
2009........................................      29,028            --      29,028
2010........................................      48,768            --      48,768

   World ex U.S. Value Portfolio commenced operations on August 23, 2010 and did not pay any distributions for the year ended October 31, 2010.

   At October 31, 2010, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                    Net Investment
                                                        Income
                                                    and Short-Term   Long-Term
                                                    Capital Gains  Capital Gains  Total
-                                                   -------------- ------------- -------
U.S. Targeted Value Portfolio......................    $    22        $     7    $    29
DFA International Real Estate Securities Portfolio.        162             --        162
DFA Global Real Estate Securities Portfolio........        101             --        101
DFA International Small Cap Value Portfolio........      6,406          6,990     13,396
International Vector Equity Portfolio..............        154             54        208
Emerging Markets Portfolio.........................      3,182         12,406     15,588
Emerging Markets Small Cap Portfolio...............        657          1,637      2,294
Emerging Markets Value Portfolio...................     10,256         25,596     35,852

   At October 31, 2010, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                                    Undistributed                               Total Net
                                                    Net Investment                            Distributable
                                                      Income and   Undistributed   Capital      Earnings
                                                      Short-Term     Long-Term       Loss     (Accumulated
                                                    Capital Gains  Capital Gains Carryforward    Losses)
                                                    -------------- ------------- ------------ -------------
Enhanced U.S. Large Company Portfolio..............    $    60             --    $   (83,155)  $   (83,095)
U.S. Large Cap Value Portfolio.....................     17,615             --     (1,943,065)   (1,925,450)
U.S. Targeted Value Portfolio......................      2,337       $  4,739             --         7,076
U.S. Small Cap Value Portfolio.....................      3,841             --       (111,515)     (107,674)
U.S. Core Equity 1 Portfolio.......................      6,246             --        (81,149)      (74,903)
U.S. Core Equity 2 Portfolio.......................     12,077             --        (84,843)      (72,766)
U.S. Vector Equity Portfolio.......................      2,999             --        (83,542)      (80,543)
U.S. Small Cap Portfolio...........................      4,727             --       (202,569)     (197,842)
U.S. Micro Cap Portfolio...........................      3,313             --       (269,190)     (265,877)
DFA Real Estate Securities Portfolio...............     13,051             --       (190,348)     (177,297)
Large Cap International Portfolio..................      6,285             --       (168,708)     (162,423)
International Core Equity Portfolio................     23,835             --        (79,551)      (55,716)
International Small Company Portfolio..............     62,669             --        (75,782)      (13,113)
Japanese Small Company Portfolio...................        746             --        (86,440)      (85,694)
Asia Pacific Small Company Portfolio...............      4,232             --        (33,364)      (29,132)
United Kingdom Small Company Portfolio.............        216             --         (2,879)       (2,663)
Continental Small Company Portfolio................        655             --        (29,435)      (28,780)
DFA International Real Estate Securities Portfolio.     99,500             --        (86,757)       12,743
DFA Global Real Estate Securities Portfolio........      5,020             --         (2,755)        2,265
DFA International Small Cap Value Portfolio........     52,524        138,419             --       190,943
International Vector Equity Portfolio..............      2,022          2,417             --         4,439
World ex U.S. Value Portfolio......................         78            194            272           544
Emerging Markets Portfolio.........................      3,780        136,068             --       139,848
Emerging Markets Small Cap Portfolio...............      3,840         58,346             --        62,186
Emerging Markets Value Portfolio...................     82,579        479,238             --       561,817
Emerging Markets Core Equity Portfolio.............      9,681             --        (53,657)      (43,976)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                       2011 2012 2013 2014  2015    2016      2017     2018     Total
-                                      ---- ---- ---- ---- ------ -------- ---------- ------- ----------
Enhanced U.S. Large Company Portfolio.  --   --   --   --      -- $ 83,155         --      -- $   83,155
U.S. Large Cap Value Portfolio........  --   --   --   --      --       -- $1,943,065      --  1,943,065
U.S. Small Cap Value Portfolio........  --   --   --   --      --       --    111,515      --    111,515
U.S. Core Equity 1 Portfolio..........  --   --   --   --  $2,284   18,644     60,221      --     81,149
U.S. Core Equity 2 Portfolio..........  --   --   --   --   5,654   42,181     37,008      --     84,843
U.S. Vector Equity Portfolio..........  --   --   --   --      --    3,326     80,216      --     83,542
U.S. Small Cap Portfolio..............  --   --   --   --      --  202,067        502      --    202,569
U.S. Micro Cap Portfolio..............  --   --   --   --      --  207,930     61,260      --    269,190
DFA Real Estate Securities Portfolio..  --   --   --   --      --   82,044     62,969 $45,335    190,348
Large Cap International Portfolio.....  --   --   --   --      --   19,004    135,393  14,311    168,708
International Core Equity Portfolio...  --   --   --   --      --       --     79,551      --     79,551
International Small Company Portfolio.  --   --   --   --      --       --     75,782      --     75,782

                                                     2011    2012   2013   2014   2015   2016    2017    2018    Total
                                                    ------- ------ ------ ------ ------ ------- ------- ------- -------
Japanese Small Company Portfolio................... $19,912 $3,801 $3,055 $2,451 $8,004 $23,057 $13,952 $12,208 $86,440
Asia Pacific Small Company Portfolio...............     501  1,151    907    864     --  21,680   8,261      --  33,364
United Kingdom Small Company Portfolio.............      --     --     --     --     --     892   1,987      --   2,879
Continental Small Company Portfolio................      --     --     --     --     --  16,959   7,224   5,252  29,435
DFA International Real Estate Securities Portfolio       --     --     --     --     46  13,446  34,576  38,689  86,757
DFA Global Real Estate Securities Portfolio........      --     --     --     --     --      --      --   2,755   2,755
Emerging Markets Core Equity Portfolio.............      --     --     --     --     --  27,213  26,444      --  53,657

   During the year ended October 31, 2010, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

             Enhanced U.S. Large Company Portfolio....... $ 24,806
             U.S. Large Cap Value Portfolio..............  498,328
             U.S. Targeted Value Portfolio...............   82,599
             U.S. Small Cap Value Portfolio..............  462,423
             U.S. Core Equity 1 Portfolio................      981
             U.S. Core Equity 2 Portfolio................    9,909
             U.S. Vector Equity Portfolio................   11,136
             U.S. Small Cap Portfolio....................  178,052
             U.S. Micro Cap Portfolio....................  245,602
             International Core Equity Portfolio.........   18,702
             International Small Company Portfolio.......  155,578
             Asia Pacific Small Company Portfolio........    5,335
             United Kingdom Small Company Portfolio......      129
             DFA International Small Cap Value Portfolio.   32,601
             International Vector Equity Portfolio.......    3,383
             Emerging Markets Small Cap Portfolio........   37,102
             Emerging Markets Core Equity Portfolio......   35,738

   For the year ended October 31, 2010, Japanese Small Company Portfolio had capital loss carryforward expirations of $4,453 (in thousands).

   Some of the Portfolios' investments and investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2010, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2010, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

                                                    Mark to Market Realized Gains
                                                    -------------- --------------
Large Cap International Portfolio..................    $  1,994            --
International Core Equity Portfolio................       6,636       $   660
International Small Company Portfolio..............      30,541         9,481
Japanese Small Company Portfolio...................         109             3
Asia Pacific Small Company Portfolio...............       3,577            44
United Kingdom Small Company Portfolio.............          12            --
Continental Small Company Portfolio................          54           425
DFA International Real Estate Securities Portfolio.     102,024           688
DFA International Small Cap Value Portfolio........      14,397        19,367
International Vector Equity Portfolio..............         929            15
World ex U.S. Value Portfolio......................          --            --
Emerging Markets Portfolio.........................         434            --
Emerging Markets Small Cap Portfolio...............         590           285
Emerging Markets Value Portfolio...................         292             4
Emerging Markets Core Equity Portfolio.............       1,040            --

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                                Net
                                                                                             Unrealized
                                                     Federal    Unrealized    Unrealized    Appreciation
                                                     Tax Cost  Appreciation (Depreciation) (Depreciation)
                                                    ---------- ------------ -------------- --------------
Enhanced U.S. Large Company Portfolio.............. $  173,885  $    4,562   $      (121)    $    4,441
U.S. Large Cap Value Portfolio.....................  5,528,601   2,639,034       (33,865)     2,605,169
U.S. Targeted Value Portfolio......................  2,716,433     795,479      (128,476)       667,003
U.S. Small Cap Value Portfolio.....................  8,004,369   2,577,087    (1,006,718)     1,570,369
U.S. Core Equity 1 Portfolio.......................  3,362,560     889,724      (159,897)       729,827
U.S. Core Equity 2 Portfolio.......................  5,598,062   1,508,983      (426,081)     1,082,902
U.S. Vector Equity Portfolio.......................  1,851,902     518,586      (155,329)       363,257
U.S. Small Cap Portfolio...........................  4,461,462   1,540,902      (348,151)     1,192,751
U.S. Micro Cap Portfolio...........................  3,391,506   1,460,307      (536,791)       923,516
DFA Real Estate Securities Portfolio...............  2,994,218   1,009,048      (156,864)       852,184
Large Cap International Portfolio..................  1,884,007     568,336      (164,202)       404,134
International Core Equity Portfolio................  6,507,005   1,288,195      (533,092)       755,103
International Small Company Portfolio..............  5,639,000   1,905,064      (546,584)     1,358,480
Japanese Small Company Portfolio...................    228,185      70,225      (129,314)       (59,089)
Asia Pacific Small Company Portfolio...............    131,801      89,080       (51,223)        37,857
United Kingdom Small Company Portfolio.............     31,024      29,728       (21,336)         8,392
Continental Small Company Portfolio................    116,471     101,096       (59,640)        41,456
DFA International Real Estate Securities Portfolio   1,240,003     146,570       (83,993)        62,577
DFA Global Real Estate Securities Portfolio........    611,140     232,074       (26,843)       205,231
DFA International Small Cap Value Portfolio........  9,261,087   2,374,337    (1,407,931)       966,406
International Vector Equity Portfolio..............    425,115     151,474       (15,294)       136,180
World ex U.S. Value Portfolio......................     35,783       6,860           572          7,432
Emerging Markets Portfolio.........................  1,179,239   1,473,244       (77,197)     1,396,047

                                                                                     Net
                                                                                  Unrealized
                                         Federal     Unrealized    Unrealized    Appreciation
                                         Tax Cost   Appreciation (Depreciation) (Depreciation)
                                        ----------- ------------ -------------- --------------
Emerging Markets Small Cap Portfolio... $ 1,439,542  $  770,701    $ (74,294)     $  696,407
Emerging Markets Value Portfolio.......  11,261,434   4,735,469     (593,849)      4,141,620
Emerging Markets Core Equity Portfolio.   4,228,409   1,796,793     (152,727)      1,644,066

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax postions and has concluded that no provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master-feeder structure, each with a RIC feeder ("the Portfolios"), having 100% investment in their respective master fund, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code (S)337(a), each of the master funds recognizes no gain or loss and, pursuant to Code (S)332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC (S)332 (c), each of the aforementioned Portfolios has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code
(S)334(b)(1) and (S)1223, each of the Portfolios will maintain each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master-feeder structure and Enhanced U.S. Large Company Portfolio ("the Portfolio"), having 100% investment in its respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change the Series' federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the Portfolio, with the Portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code (S)337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code (S)332(a), the

Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), the Portfolio has recognized the Master Fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code (S)334(b)(1) and (S)1223, the Portfolio will maintain its respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder (Emerging Markets Value Portfolio) and other direct client investors, made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code
(S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended October 31, 2009.

   Certain prior year balances have been reclassified to conform with current year presentation. Such reclassifications impacted the paid-in capital, undistributed net investment income/distributions in excess of net investment income and accumulated net realized gain/loss components of net assets on the statements of assets and liabilities of International Small Company Portfolio and Emerging Markets Value Portfolio. These reclassifications had no impact on net assets, net asset value, the financial highlights or total return.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                            Six Months              Year
                                                              Ended                 Ended
                                                          April 30, 2011        Oct. 31, 2010
                                                       -------------------  --------------------
                                                         Amount     Shares     Amount     Shares
                                                       ----------  -------  -----------  -------

U.S. Targeted Value Portfolio

Class R1 Shares
 Shares Issued........................................ $    6,540      391  $     7,401      778
 Shares Issued in Lieu of Cash Distributions..........        239       15          312       35
 Shares Redeemed......................................     (4,337)    (257)      (5,936)    (632)
 Shares Reduced by Reverse Stock Split................         --       (2)          --   (1,314)
                                                       ----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $    2,442      147  $     1,777   (1,133)
                                                       ==========  =======  ===========  =======

Class R2 Shares
 Shares Issued........................................ $    4,897      303  $     5,859      572
 Shares Issued in Lieu of Cash Distributions..........         34        2           29        3
 Shares Redeemed......................................     (3,133)    (192)      (3,559)    (360)
 Shares Reduced by Reverse Stock Split................         --       (7)          --     (159)
                                                       ----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    1,798      106  $     2,329       56
                                                       ==========  =======  ===========  =======

Institutional Class Shares
 Shares Issued........................................ $  541,614   31,836  $   897,844   63,857
 Shares Issued in Lieu of Cash Distributions..........     12,763      786       11,187      862
 Shares Redeemed......................................   (356,577) (21,160)    (512,167) (37,960)
                                                       ----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $  197,800   11,462  $   396,864   26,759
                                                       ==========  =======  ===========  =======

Emerging Markets Value Portfolio

Class R2 Shares
 Shares Issued........................................ $   47,533    1,733  $    34,637   18,214
 Shares Issued in Lieu of Cash Distributions..........      1,917       55        6,798    3,947
 Shares Redeemed......................................    (45,863)  (1,458)      (6,985)  (3,724)
 Shares Reduced by Conversion of Shares...............         --  (19,608)          --       --
                                                       ----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    3,587  (19,278) $    34,450   18,437
                                                       ==========  =======  ===========  =======

Institutional Class Shares
 Shares Issued........................................ $3,429,521   95,992  $ 3,313,583  103,334
 Shares Issued in Lieu of Cash Distributions..........    545,949   15,779      265,972    8,765
 Shares Redeemed......................................   (817,377) (23,016)  (1,555,298) (49,938)
                                                       ----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $3,158,093   88,755  $ 2,024,257   62,161
                                                       ==========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R1 Shares and Class R2 Shares.

   The Board of Directors/Trustees of DFA Investment Dimensions Group Inc. authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares has a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the six-month period ended April 30, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

At April 30, 2011, Enhanced U.S. Large Company Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

                                                                  Unrealized
                                                                    Foreign
   Settlement Currency                   Contract     Value at     Exchange
      Date     Amount   Currency Sold     Amount   April 30, 2011 Gain (Loss)
   ---------- -------- ----------------- --------  -------------- -----------
    05/04/11.   29,539 Canadian Dollars  $ 30,967     $ 31,216      $   249
    05/04/11.  (4,322) Canadian Dollars    (4,541)      (4,567)         (26)
    05/04/11. (25,217) Canadian Dollars   (25,898)     (26,649)        (751)
    06/01/11. (29,627) Canadian Dollars   (31,040)     (31,289)        (249)
    05/04/11.          UK Pound
                 3,236 Sterling             5,347        5,405           58
    05/04/11.          UK Pound
               (3,236) Sterling            (5,194)      (5,405)        (211)
    06/01/11.          UK Pound
               (3,255) Sterling            (5,377)      (5,434)         (57)
    05/04/11.    4,726 Euro                 6,926        6,998           72
    05/04/11.    2,884 Euro                 4,177        4,272           95
    05/04/11.  (7,610) Euro               (10,803)     (11,270)        (467)
    06/01/11.  (4,730) Euro                (6,928)      (7,000)         (72)
                                         --------     --------      -------
                                         $(42,364)    $(43,723)     $(1,359)
                                         ========     ========      =======

*During the six months ended April 30, 2011, the Portfolio's average cost of forward currency contracts was $(49,600) (in thousands).

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio uses stock index futures to hedge against changes in equity securities' prices in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2011, the following Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                        Expiration Number of  Contract Unrealized
                                         Description       Date    Contracts*  Value   Gain (Loss)
                                       -------------    ---------- ---------- -------- -----------
Enhanced U.S. Large Company Portfolio. S&P 500 Index(R) 06/17/2011    489     $166,223   $5,422
  Securities have been segregated as collateral for open futures contracts......................

*During the six months ended April 30, 2011 the Portfolio's average notional value of outstanding futures contracts was $154,531 (in thousands).

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios' derivative instrument holdings for the six months ended April 30, 2011.

       The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2011:

                                      Location on the Statements of Assets and Liabilities
-                           -------------------------------------------------------------------------
     Derivative Type                 Asset Derivatives                  Liability Derivatives
--------------------------- ------------------------------------ ------------------------------------
Foreign exchange contracts. Unrealized Gain on Forward Currency  Unrealized Loss on Forward Currency
                            Contracts                            Contracts

Equity contracts........... Receivables: Futures Margin
                              Variation.........................

       The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2011 (amounts in thousands):

                                                         Asset Derivatives Value
                                                      ----------------------------
                                        Total Value    Foreign
                                             at       Exchange          Equity
                                       April 30, 2011 Contracts       Contracts
                                       -------------- ---------    ----------------
Enhanced U.S. Large Company Portfolio.        $5,896        $474        $5,422*

                                                       Liability Derivatives Value
                                                      ----------------------------
                                                       Foreign
                                       Total Value at Exchange
                                       April 30, 2011 Contracts    Equity Contracts
                                       -------------- ---------    ----------------
Enhanced U.S. Large Company Portfolio.       $(1,833)     $(1,833)        --

*Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

       The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the six months ended
April 30, 2011 (amounts in thousands):

     Derivative Type               Location of Gain (Loss) on Derivatives Recognized in Income
--------------------------- ---------------------------------------------------------------------------
Foreign exchange contracts. Net Realized Gain (Loss) on: Foreign Currency Transactions Change in
                            Unrealized Appreciation (Depreciation) of: Translation of Foreign Currency
                            Denominated Amounts

Equity contracts........... Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation
                            (Depreciation) of: Futures

       The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2011 (amounts in thousands):

                                                 Realized Gain (Loss)
                                                    on Derivatives
                                                 Recognized in Income
                                             -------------------------------
                                                         Foreign
                                                        Exchange    Equity
                                               Total    Contracts  Contracts
                                             --------   ---------  ---------
      Enhanced U.S. Large Company Portfolio. $ 27,248    $(1,673)  $ 28,921
      U.S. Targeted Value Portfolio*........        9         --          9
      U.S. Small Cap Portfolio*.............      930         --        930

                                                 Change in Unrealized
                                             Appreciation (Depreciation) on
                                             Derivatives Recognized in Income
                                             -------------------------------
                                                         Foreign
                                                        Exchange    Equity
                                               Total    Contracts  Contracts
                                             --------   ---------  ---------
      Enhanced U.S. Large Company Portfolio. $(6,171)    $(1,186)  $(4,985)

   *As of April 30, 2011, there were no futures contracts outstanding. During the six months ended April 30, 2011, the Portfolio had limited activity in futures contracts.

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit.

   For the six months ended April 30, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                               Weighted      Weighted    Number of   Interest Maximum Amount
                                                Average      Average        Days     Expense  Borrowed During
                                             Interest Rate Loan Balance Outstanding* Incurred   the Period
                                             ------------- ------------ ------------ -------- ---------------
DFA Global Real Estate Securities Portfolio.     1.93%        $4,770         1          --        $4,770

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2011 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                                       Average      Average        Days     Expense  Borrowed During
                                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                                    ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio......................     0.92%       $ 1,675         11         --        $ 3,038
U.S. Small Cap Value Portfolio.....................     0.94%         2,192         9         $ 1         10,491
U.S. Core Equity 2 Portfolio.......................     0.92%         4,188         5           1          7,690
U.S. Vector Equity Portfolio.......................     0.90%         8,110         1          --          8,110
U.S. Small Cap Portfolio...........................     0.90%         4,160         7           1         11,611
U.S. Micro Cap Portfolio...........................     0.86%         6,908         13          2         15,925
DFA Real Estate Securities Portfolio...............     0.93%         5,182         6           1         14,265
Large Cap International Portfolio..................     0.93%         1,657         5          --          2,086
International Core Equity Portfolio................     0.90%           910         1          --            910
International Small Company Portfolio..............     0.93%         3,757         13          1          7,646
DFA International Real Estate Securities Portfolio      0.93%        11,492         11          3         19,502
DFA Global Real Estate Securities Portfolio             0.94%         5,529         18          3         32,769
DFA International Small Cap Value Portfolio........     0.92%         2,781         23          2         10,166
World ex U.S. Value Portfolio......................     0.91%            46         1          --             46
Emerging Markets Core Equity Portfolio.............     0.93%         4,114         9           1          6,987

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2011 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2011.

J. Securities Lending:

   As of April 30, 2011, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. In addition, Emerging Markets Core Equity Portfolio received non-cash collateral with a market value of $98,204 (in thousands). Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least
(i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repuchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

   In accordance with guidelines described in the Portfolios' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2010, U.S. Small Cap Value Portfolio realized net gains of in-kind redemptions in the amount of $56,505 (amount in thousands).

N. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

O. Other:

   At April 30, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                                Approximate
                                                                                                 Percentage
                                                                                   Number of   of Outstanding
                                                                                  Shareholders     Shares
-                                                                                 ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class Shares..............      2            74%
U.S. Large Cap Value Portfolio -- Institutional Class Shares.....................      3            76%
U.S. Targeted Value Portfolio -- Class R1 Shares.................................      1            95%
U.S. Targeted Value Portfolio -- Class R2 Shares.................................      2            79%
U.S. Targeted Value Portfolio -- Institutional Class Shares......................      2            55%
U.S. Small Cap Value Portfolio -- Institutional Class Shares.....................      2            52%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares.......................      3            65%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares.......................      3            65%
U.S. Vector Equity Portfolio -- Institutional Class Shares.......................      4            89%
U.S. Small Cap Portfolio -- Institutional Class Shares...........................      3            49%
U.S. Micro Cap Portfolio -- Institutional Class Shares...........................      2            57%
DFA Real Estate Securities Portfolio -- Institutional Class Shares...............      3            73%
Large Cap International Portfolio -- Institutional Class Shares..................      2            71%
International Core Equity Portfolio -- Institutional Class Shares................      3            70%
International Small Company Portfolio -- Institutional Class Shares..............      2            47%
Japanese Small Company Portfolio -- Institutional Class Shares...................      3            62%
Asia Pacific Small Company Portfolio -- Institutional Class Shares...............      3            80%
United Kingdom Small Company Portfolio -- Institutional Class Shares.............      2            89%
Continental Small Company Portfolio -- Institutional Class Shares................      4            84%
DFA International Real Estate Securities Portfolio -- Institutional Class Shares.      3            83%
DFA Global Real Estate Securities Portfolio -- Institutional Class Shares........      3            93%
DFA International Small Cap Value Portfolio -- Institutional Class Shares........      2            49%
International Vector Equity Portfolio -- Institutional Class Shares..............      3            87%
World ex U.S. Value Portfolio -- Institutional Class Shares......................      3            92%
Emerging Markets Portfolio -- Institutional Class Shares.........................      3            68%
Emerging Markets Small Cap Portfolio -- Institutional Class Shares...............      1            28%
Emerging Markets Value Portfolio -- Class R2 Shares..............................      1            78%
Emerging Markets Value Portfolio -- Institutional Class Shares...................      2            29%
Emerging Markets Core Equity Portfolio -- Institutional Class Shares.............      2            57%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The U.S. Large Cap Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES

                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

                                    For the Period November 8, 2010 to April 30, 2011
     EXPENSE TABLES
                                    Beginning     Ending                   Expenses
                                     Account     Account      Annualized     Paid
                                      Value       Value        Expense      During
                                    11/09/10     04/30/11       Ratio*     Period*
                                    ---------     ---------   ----------   --------
     Actual Fund Return............ $1,000.00    $1,143.98      0.55%       $2.81
     Hypothetical 5% Annual Return. $1,000.00    $1,022.07      0.55%       $2.76

--------
* The Fund commenced operations on November 8, 2010. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (174), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six-months ended April 30, 2011 to allow for comparability.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Corporate..........  57.2%
Government.........  13.3%
Foreign Corporate..  16.1%
Foreign Government.  10.0%
Supranational......   3.4%
                    ------
                    100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                 Face
                                                Amount^      Value+
                                                -------      -----
                                                 (000)
            BONDS -- (78.8%)
            AUSTRALIA -- (2.4%)
            BHP Billiton Finance USA, Ltd.
            (u)5.125%, 03/29/12                    700  $   729,770
            (u)5.500%, 04/01/14                    960    1,069,362
            Telstra Corp., Ltd.
            (u)6.375%, 04/01/12                  1,250    1,315,109
            Westpac Banking Corp. NL
            (u)2.250%, 11/19/12                  2,000    2,038,364
                                                        -----------
            TOTAL AUSTRALIA                               5,152,605
                                                        -----------

            AUSTRIA -- (1.0%)
            Oesterreichische Kontrollbank AG
            (u)1.375%, 01/21/14                  2,000    2,013,318
                                                        -----------

            CANADA -- (8.0%)
            Bank of Nova Scotia
            (u)2.375%, 12/17/13                  2,800    2,865,369
            Canadian National Railway Co.
            (u)4.400%, 03/15/13                  1,150    1,222,607
            Canadian Natural Resources, Ltd.
            (u)5.150%, 02/01/13                    625      667,379
            Export Development Canada
            (u)2.375%, 03/19/12                  1,000    1,018,427
            Manitoba, Province of Canada
            (u)2.125%, 04/22/13                  1,500    1,538,614
            Ontario, Province of Canada
            (u)1.875%, 11/19/12                  1,000    1,019,955
            (u)4.375%, 02/15/13                    600      638,690
            (u)1.375%, 01/27/14                  1,300    1,308,359
            Potash Corp. of Saskatchewan, Inc.
            (u)7.750%, 05/31/11                    350      351,817
            Royal Bank of Canada
            (u)2.250%, 03/15/13                  1,400    1,441,509
            (u)1.125%, 01/15/14                  1,000      997,351
            Saskatchewan, Province of Canada
            (u)7.375%, 07/15/13                  1,800    2,047,752
            TransCanada Pipelines, Ltd.
            (u)4.000%, 06/15/13                  1,475    1,561,795
                                                        -----------
            TOTAL CANADA                                 16,679,624
                                                        -----------

            FRANCE -- (1.9%)
            BNP Paribas SA
            (u)2.125%, 12/21/12                  2,000    2,032,592
            Total Capital SA
            (u)5.000%, 05/22/12                  1,500    1,567,633

                                                     Face
                                                    Amount^     Value+
                                                    -------     -----
                                                     (000)
         FRANCE -- (Continued)
         Veolia Environnement SA
         (u)5.250%, 06/03/13                           425  $  455,085
                                                            ----------
         TOTAL FRANCE                                        4,055,310
                                                            ----------

         GERMANY -- (2.0%)
         Deutsche Bank AG
         (u)4.875%, 05/20/13                         1,300   1,387,732
         Kreditanstalt fuer Wiederaufbau AG
         (u)1.375%, 07/15/13                         1,700   1,721,876
         Landwirtschaftliche Rentenbank
         (u)1.875%, 09/24/12                         1,000   1,018,683
                                                            ----------
         TOTAL GERMANY                                       4,128,291
                                                            ----------

         NETHERLANDS -- (1.2%)
         Deutsche Telekom International Finance NV
         (u)5.250%, 07/22/13                           525     568,077
         Nederlandse Waterschapsbank
         (u)5.375%, 09/04/12                         1,000   1,063,000
         Shell International Finance NV
         (u)1.300%, 09/22/11                         1,000   1,004,289
                                                            ----------
         TOTAL NETHERLANDS                                   2,635,366
                                                            ----------

         NORWAY -- (1.4%)
         Eksportfinans ASA
         (u)1.875%, 04/02/13                         2,800   2,850,907
                                                            ----------

         SUPRANATIONAL ORGANIZATION
          OBLIGATIONS -- (2.7%)
         Asian Development Bank
         (u)1.625%, 07/15/13                         1,200   1,222,228
         European Investment Bank
         (u)2.625%, 11/15/11                         1,000   1,012,579
         Inter-American Development Bank
         (u)1.750%, 10/22/12                         1,300   1,322,376
         International Bank for Reconstruction &
          Development
         (u)2.000%, 04/02/12                         1,000   1,015,246
         Nordic Investment Bank
         (u)1.625%, 01/28/13                         1,000   1,017,245
                                                            ----------

         TOTAL SUPRANATIONAL ORGANIZATION
          OBLIGATIONS                                        5,589,674
                                                            ----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED



                                                   Face
                                                  Amount^     Value+
                                                  -------     -----
                                                   (000)
            SWITZERLAND -- (1.7%)
            Credit Suisse AG
            (u)5.000%, 05/15/13                    1,625  $1,741,709
            UBS AG
            (u)2.250%, 08/12/13                    1,735   1,763,338
                                                          ----------
            TOTAL SWITZERLAND                              3,505,047
                                                          ----------

            UNITED KINGDOM -- (2.4%)
            Barclays Bank P.L.C.
            (u)5.450%, 09/12/12                    2,000   2,119,774
            BP Capital Markets P.L.C.
            (u)5.250%, 11/07/13                    1,325   1,436,444
            Diageo Capital P.L.C.
            (u)5.200%, 01/30/13                    1,450   1,554,162
                                                          ----------
            TOTAL UNITED KINGDOM                           5,110,380
                                                          ----------

            UNITED STATES -- (54.1%)
            3M Co.
             4.375%, 08/15/13                     $3,000   3,245,499
            Aetna, Inc.
             5.750%, 06/15/11                        100     100,618
            Air Products & Chemicals, Inc.
             4.150%, 02/01/13                        500     521,581
            American Express Credit Corp.
             5.875%, 05/02/13                      1,050   1,137,055
            Anheuser-Busch InBev Worldwide, Inc.
             2.500%, 03/26/13                        450     461,236
            Apache Corp.
             6.000%, 09/15/13                        715     795,580
            Archer-Daniels-Midland Co.
             7.125%, 03/01/13                        325     360,051
            Arrow Electronics, Inc.
             6.875%, 07/01/13                        350     382,586
            AT&T, Inc.
             4.950%, 01/15/13                        975   1,038,392
             6.700%, 11/15/13                        380     428,651
            Avery Dennison Corp.
             4.875%, 01/15/13                      1,300   1,367,462
            Baker Hughes, Inc.
             6.500%, 11/15/13                        450     507,852
            Baltimore Gas & Electric Co.
             6.125%, 07/01/13                        500     550,348
            Bank of America Corp.
             5.375%, 09/11/12                        850     896,945
             4.875%, 01/15/13                        650     685,118

                                                       Face
                                                      Amount     Value+
                                                      ------     -----
                                                      (000)
         UNITED STATES -- (Continued)
         Bank of New York Mellon Corp. (The)
          4.500%, 04/01/13                            $1,000 $1,068,313
          5.125%, 08/27/13                             2,150  2,342,584
         Baxter International, Inc.
          1.800%, 03/15/13                               910    924,741
         BB&T Corp.
          3.850%, 07/27/12                             1,400  1,448,458
         BlackRock, Inc.
          2.250%, 12/10/12                             1,820  1,859,811
         Boeing Capital Corp.
          5.800%, 01/15/13                               350    378,829
         Boeing Co. (The)
          1.875%, 11/20/12                               550    560,205
         Bristol-Myers Squibb Co.
          5.250%, 08/15/13                             1,175  1,288,734
         Burlington Northern Santa Fe LLC
          5.900%, 07/01/12                               100    105,779
          4.300%, 07/01/13                             1,200  1,275,311
         Campbell Soup Co.
          5.000%, 12/03/12                               350    373,845
          4.875%, 10/01/13                               270    294,560
         Capital One Financial Corp.
          4.800%, 02/21/12                               350    361,263
          6.250%, 11/15/13                               150    165,659
         Caterpillar Financial Services Corp.
          6.200%, 09/30/13                             1,250  1,398,110
         CenterPoint Energy Resources Corp.
          7.875%, 04/01/13                               425    475,149
         Chubb Corp.
          5.200%, 04/01/13                               525    564,886
         CIGNA Corp.
          6.375%, 10/15/11                               425    435,868
         Cisco Systems, Inc.
          1.625%, 03/14/14                             1,250  1,257,070
         Citigroup, Inc.
          6.500%, 08/19/13                               900    988,896
         Coca-Cola Co. (The)
          0.750%, 11/15/13                             1,075  1,066,232
         Coca-Cola Refreshments USA, Inc.
          3.750%, 03/01/12                               450    462,079
         Comcast Cable Communications Holdings, Inc.
          8.375%, 03/15/13                               775    873,888

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                      Face
                                                     Amount     Value+
                                                     ------     -----
                                                     (000)
          UNITED STATES -- (Continued)..............
          Computer Sciences Corp....................
           5.000%, 02/15/13                          $  850 $  899,114
          ConAgra Foods, Inc........................
           6.750%, 09/15/11                             100    102,230
          ConocoPhillips............................
           4.750%, 10/15/12                           1,450  1,534,895
          Consolidated Edison Co. of New York, Inc..
           4.875%, 02/01/13                             600    636,562
          COX Communications, Inc...................
           7.125%, 10/01/12                             800    865,545
          CSX Corp..................................
           5.500%, 08/01/13                             425    462,292
          CVS Caremark Corp.........................
           5.750%, 08/15/11                             825    837,174
          Daimler Finance North America LLC.........
           6.500%, 11/15/13                           1,400  1,567,318
          Dell, Inc.................................
           4.700%, 04/15/13                           1,140  1,216,213
           2.100%, 04/01/14                             500    507,200
          Dominion Resources, Inc...................
           5.000%, 03/15/13                             425    454,894
          Dow Chemical Co. (The)....................
           6.000%, 10/01/12                             425    453,415
          Dr. Pepper Snapple Group, Inc.............
           2.350%, 12/21/12                             600    612,974
          Duke Energy Ohio, Inc.....................
           5.700%, 09/15/12                             425    452,749
          E.I. Du Pont de Nemours & Co..............
           4.750%, 11/15/12                             350    370,823
          eBay, Inc.................................
           0.875%, 10/15/13                           1,635  1,626,704
          Emerson Electric Co.......................
           5.625%, 11/15/13                           1,200  1,332,669
          Energy Transfer Partners LP...............
           6.000%, 07/01/13                             425    462,519
          Enterprise Products Operating LLC.........
           7.625%, 02/15/12                             650    683,491
          EOG Resources, Inc........................
           6.125%, 10/01/13                             750    831,301
          Exelon Generation Co. LLC.................
           5.350%, 01/15/14                           1,680  1,819,860
          Express Scripts, Inc......................
           5.250%, 06/15/12                             425    444,865
          Fifth Third Bancorp.......................
           6.250%, 05/01/13                             975  1,059,272

                                                    Face
                                                   Amount     Value+
                                                   ------     -----
                                                   (000)
            UNITED STATES -- (Continued)..........
            General Dynamics Corp.................
             4.250%, 05/15/13                      $  750 $  802,513
            General Electric Capital Corp.........
             2.800%, 01/08/13                       2,000  2,053,090
             1.875%, 09/16/13                         600    604,016
             2.100%, 01/07/14                         600    606,419
            General Electric Co...................
             5.000%, 02/01/13                         200    213,516
            General Mills, Inc....................
             6.000%, 02/15/12                         425    443,150
            Georgia Power Co......................
             6.000%, 11/01/13                         825    918,189
            GlaxoSmithKline Capital, Inc..........
             4.850%, 05/15/13                       1,300  1,401,225
            Goldman Sachs Group, Inc. (The).......
             4.750%, 07/15/13                       1,675  1,781,021
            Hess Corp.............................
             7.000%, 02/15/14                         275    312,813
            Hewlett-Packard Co....................
             1.250%, 09/13/13                       1,550  1,553,570
            Honeywell International, Inc..........
             4.250%, 03/01/13                         975  1,035,703
            HSBC Finance Corp.....................
             4.750%, 07/15/13                       1,300  1,391,053
            International Business Machines Corp..
             2.100%, 05/06/13                       1,645  1,687,190
            John Deere Capital Corp...............
             7.000%, 03/15/12                         425    449,017
             1.875%, 06/17/13                         925    941,829
            KeyCorp...............................
             6.500%, 05/14/13                       1,000  1,093,620
            Kinder Morgan Energy Partners LP......
             7.125%, 03/15/12                         425    448,270
             5.850%, 09/15/12                       1,000  1,061,694
            Kraft Foods, Inc......................
             6.250%, 06/01/12                         555    587,320
            Kroger Co. (The)......................
             5.500%, 02/01/13                         640    685,147
            Lockheed Martin Corp..................
             4.121%, 03/14/13                         775    821,107
            McDonald's Corp.......................
             4.300%, 03/01/13                         975  1,039,158
            MetLife, Inc..........................
             5.375%, 12/15/12                       1,225  1,310,064
             2.375%, 02/06/14                         420    425,819

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                       Face
                                                      Amount   Value+
                                                      ------ ----------
                                                      (000)
        UNITED STATES -- (Continued).................
        Microsoft Corp...............................
         0.875%, 09/27/13                             $1,300 $1,298,125
        Monsanto Co..................................
         7.375%, 08/15/12                                400    431,886
        Morgan Stanley...............................
         5.300%, 03/01/13                                750    800,265
        National Rural Utilities Cooperative Finance
         Corp........................................
         7.250%, 03/01/12                                425    448,387
        Nestle Holdings, Inc.........................
         2.000%, 01/28/13                              2,000  2,040,568
        NextEra Energy Capital Holdings, Inc.........
         5.625%, 09/01/11                                425    431,940
         2.550%, 11/15/13                                850    868,392
        Northern Trust Corp..........................
         5.500%, 08/15/13                              1,343  1,477,983
        Nucor Corp...................................
         4.875%, 10/01/12                                440    463,989
        Occidental Petroleum Corp....................
         1.450%, 12/13/13                              1,000  1,009,095
        Oracle Corp..................................
         4.950%, 04/15/13                                750    809,025
        Packaging Corp. of America...................
         5.750%, 08/01/13                                525    563,932
        PepsiCo, Inc.................................
         0.875%, 10/25/13                              1,785  1,774,510
        Philip Morris International, Inc.............
         4.875%, 05/16/13                              1,625  1,745,648
        Pitney Bowes, Inc............................
         3.875%, 06/15/13                                450    468,589
        Plains All American Pipeline LP..............
         4.250%, 09/01/12                                300    310,933
        Praxair, Inc.................................
         6.375%, 04/01/12                                425    447,403
         2.125%, 06/14/13                              1,000  1,028,757
        President & Fellows of Harvard College.......
         5.000%, 01/15/14                              2,500  2,737,350
        Prudential Financial, Inc....................
         5.800%, 06/15/12                                350    366,421
         3.625%, 09/17/12                                300    309,359
         4.500%, 07/15/13                                325    342,479
        Reynolds American, Inc.......................
         7.250%, 06/01/13                              1,000  1,113,608
        Ryder System, Inc............................
         5.000%, 06/15/12                                525    545,790

                                                 Face
                                                Amount    Value+
                                                ------    -----
                                                (000)
             UNITED STATES -- (Continued)......
             Safeway, Inc......................
              5.800%, 08/15/12                  $  425 $    451,298
             Sara Lee Corp.....................
              3.875%, 06/15/13                     650      678,811
             Sempra Energy.....................
              2.000%, 03/15/14                     400      400,495
             St. Jude Medical, Inc.............
              2.200%, 09/15/13                     425      433,946
             SunTrust Banks, Inc...............
              5.250%, 11/05/12                     525      552,755
             Target Corp.......................
              5.875%, 03/01/12                     850      888,684
             Time Warner Cable, Inc............
              6.200%, 07/01/13                     425      467,993
             Toyota Motor Credit Corp..........
              1.375%, 08/12/13                   2,900    2,912,917
             Travelers Property Casualty Corp..
              5.000%, 03/15/13                   1,500    1,605,199
             U.S. Bancorp......................
              2.000%, 06/14/13                     200      204,036
             Unilever Capital Corp.............
              3.650%, 02/15/14                   1,275    1,355,285
             United Technologies Corp..........
              6.100%, 05/15/12                     250      264,571
             Valero Energy Corp................
              6.875%, 04/15/12                     875      921,295
             Verizon Communications, Inc.......
              4.350%, 02/15/13                     850      898,208
              5.250%, 04/15/13                     775      835,803
             Wal-Mart Stores, Inc..............
              0.750%, 10/25/13                   1,900    1,892,288
             Walt Disney Co. (The).............
              4.700%, 12/01/12                     725      770,166
             Waste Management, Inc.............
              6.375%, 11/15/12                     425      459,000
                                                       ------------
             TOTAL UNITED STATES...............         113,177,020
                                                       ------------
             TOTAL BONDS.......................         164,897,542
                                                       ------------

             AGENCY OBLIGATIONS -- (10.3%).........................
             Federal Home Loan Bank............
              0.875%, 12/27/13                   2,000    1,990,930
             Federal Home Loan Mortgage
              Corporation......................
              1.125%, 12/15/11                   2,000    2,010,630
              0.375%, 11/30/12                   1,000      997,554
              4.875%, 11/15/13                     500      549,304
              1.375%, 02/25/14                   2,000    2,016,042

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                    Face
                                                   Amount         Value+
                                                   ------         -----
                                                    (000)
        Federal National Mortgage Association....
         5.375%, 11/15/11                         $    2,000 $ 2,055,240
         1.000%, 09/23/13                              1,500   1,502,679
         2.750%, 03/13/14                              4,700   4,919,213
        Tennessee Valley Authority...............
         6.000%, 03/15/13                              5,000   5,487,560
                                                             -----------

        TOTAL AGENCY OBLIGATIONS.................             21,529,152
                                                             -----------

        U.S. TREASURY OBLIGATIONS --
         (6.3%)..................................
        U.S. Treasury Note.......................
        @@0.625%, 12/31/12                            13,200  13,231,970
                                                             -----------

                                                   Shares/
                                                    Face
                                                   Amount
                                                   ------
                                                    (000)
        TEMPORARY CASH INVESTMENTS -- (4.6%)................
           Citibank-US Dollars on Deposit in
            Custody Account......................  3,871,710   3,871,710
           Repurchase Agreement, PNC Capital
            Markets, Inc. 0.19%, 05/02/11
            (Collateralized by $5,735,000 FNMA
            2.24%, 07/06/15, valued at
            $5,878,375) to be repurchased at
            $5,789,092...........................     $5,789   5,789,000
                                                             -----------

        TOTAL TEMPORARY CASH
         INVESTMENTS.............................              9,660,710
                                                             -----------

                                                        Value+
                                                        -----
                 TOTAL INVESTMENTS -- (100.0%)
                  (Cost $208,694,690)..........   $209,319,374
                                                  ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                              Valuation Inputs
                                --------------------------------------------

                                  Investment in Securities (Market Value)
                                --------------------------------------------
                                 Level 1     Level 2    Level 3    Total
                                ---------- ------------ ------- ------------
    Bonds......................         -- $164,897,542   --    $164,897,542
    Agency Obligations.........         --   21,529,152   --      21,529,152
    U.S. Treasury Obligations..         --   13,231,970   --      13,231,970
    Temporary Cash Investments. $3,871,710    5,789,000   --       9,660,710
    Swap Agreements**..........         --    2,732,655   --       2,732,655
    Futures Contracts**........     34,797           --   --          34,797
                                ---------- ------------   --    ------------
    TOTAL...................... $3,906,507  208,180,319   --    $212,086,826
                                ========== ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2011
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value................................................................... $    199,659
Temporary Cash Investments at Value & Cost.............................................        9,661
Cash...................................................................................          843
Receivables:...........................................................................
 Interest..............................................................................        1,850
 Fund Shares Sold......................................................................        1,422
 Futures Margin Variation..............................................................           54
Unrealized Gain on Swap Contracts......................................................        2,733
Prepaid Expenses and Other Assets......................................................            2
Deferred Offering Costs................................................................           32
                                                                                        ------------
   Total Assets........................................................................      216,256
                                                                                        ------------
LIABILITIES:
Payables:..............................................................................
 Investment Securities Purchased.......................................................        2,997
 Fund Shares Redeemed..................................................................          924
 Due to Advisor........................................................................           43
Accrued Expenses and Other Liabilities.................................................           34
                                                                                        ------------
   Total Liabilities...................................................................        3,998
                                                                                        ------------
NET ASSETS                                                                              $    212,258
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................   18,565,704
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $      11.43
                                                                                        ============
Investments at Cost.................................................................... $    199,033
                                                                                        ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $    190,286
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).          219
Accumulated Net Realized Gain (Loss)...................................................       18,360
Net Unrealized Appreciation (Depreciation).............................................        3,393
                                                                                        ------------
NET ASSETS                                                                              $    212,258
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  100,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                        DFA COMMODITY STRATEGY PORFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

             FOR THE PERIOD NOVEMBER 8, 2010(a) TO APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

Investment Income
 Interest...................................................................................... $   676
                                                                                                -------
     Total Investment Income...................................................................     676
                                                                                                -------
Expenses
 Investment Advisory Services Fees.............................................................     232
 Accounting & Transfer Agent Fees..............................................................      21
 Custodian Fees................................................................................       4
 Filing Fees...................................................................................       6
 Shareholders' Reports.........................................................................       7
 Professional Fees.............................................................................      21
 Organizational & Offering Costs...............................................................     151
 Other.........................................................................................       2
                                                                                                -------
     Total Expenses............................................................................     444
                                                                                                -------
 Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note D).     (95)
                                                                                                -------
 Net Expenses..................................................................................     349
                                                                                                -------
 Net Investment Income (Loss)..................................................................     327
                                                                                                -------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:..................................................................
   Investment Securities Sold..................................................................      39
   Futures.....................................................................................     (80)
   Swap Contracts..............................................................................  18,401
 Change in Unrealized Appreciation (Depreciation) of:..........................................
   Investment Securities.......................................................................     625
   Futures.....................................................................................      35
   Swap Contracts..............................................................................   2,733
                                                                                                -------
 Net Realized and Unrealized Gain (Loss).......................................................  21,753
                                                                                                -------
Net Increase (Decrease) in Net Assets Resulting from Operations                                 $22,080
                                                                                                =======

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                              Period
                                                                                        November 8, 2010(a)
                                                                                         to April 30, 2011
                                                                                        -------------------
                                                                                            (Unaudited)
Increase (Decrease) in Net Assets
Operations:............................................................................
 Net Investment Income (Loss)..........................................................      $    327
 Net Realized Gain (Loss) on:..........................................................
   Investment Securities Sold..........................................................            39
   Futures.............................................................................           (80)
   Swap Contracts......................................................................        18,401
 Change in Unrealized Appreciation (Depreciation) of:..................................
   Investment Securities...............................................................           625
   Futures.............................................................................            35
   Swap Contracts......................................................................         2,733
                                                                                             --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................        22,080
                                                                                             --------
Distributions From:....................................................................
 Net Investment Income:................................................................
   Institutional Shares................................................................          (108)
                                                                                             --------
     Total Distributions...............................................................          (108)
                                                                                             --------
Capital Share Transactions (1):........................................................
 Shares Issued.........................................................................       199,379
 Shares Issued in Lieu of Cash Distributions...........................................           105
 Shares Redeemed.......................................................................        (9,198)
                                                                                             --------
     Net Increase (Decrease) from Capital Share Transactions...........................       190,286
                                                                                             --------
     Total Increase (Decrease) in Net Assets...........................................       212,258
Net Assets
 Beginning of Period...................................................................            --
                                                                                             --------
 End of Period.........................................................................      $212,258
                                                                                             ========
(1) Shares Issued and Redeemed:
 Shares Issued.........................................................................        19,412
 Shares Issued in Lieu of Cash Distributions...........................................            10
 Shares Redeemed.......................................................................          (856)
                                                                                             --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................        18,566
                                                                                             ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)       $    219

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

                (for a share outstanding throughout the period)

                                                                                                    Period
                                                                                              November 8, 2010(a)
                                                                                                      to
                                                                                                April 30, 2011
------------------------------------------------------------------------------------------------------------------
                                                                                                  (Unaudited)
Net Asset Value, Beginning of Period.........................................................      $  10.00
                                                                                                   --------
Income from Investment Operations............................................................
 Net Investment Income (Loss)(A).............................................................          0.02
 Net Gains (Losses) on Securities (Realized and Unrealized)..................................          1.42
                                                                                                   --------
   Total from Investment Operations..........................................................          1.44
------------------------------------------------------------------------------------------------------------------
Less Distributions...........................................................................
 Net Investment Income.......................................................................         (0.01)
                                                                                                   --------
   Total Distributions.......................................................................         (0.01)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................................................      $  11.43
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Total Return.................................................................................         14.40%(C)
------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period (thousands)........................................................      $212,258
Ratio of Expenses to Average Net Assets......................................................          0.55%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or
  Recovery of Previously Waived Fees)........................................................          0.70%(B)(E)
Ratio of Net Investment Income to Average Net Assets.........................................          0.51%(B)(E)
Portfolio Turnover Rate......................................................................            15%(C)
------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers sixty operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the Investment Company Act of 1940, as amended.

B. Basis for Consolidation:

   The Subsidiary commenced operations on November 8, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Porfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   As of April 30, 2011, the Portfolio held $45,685,433 in the Subsidiary, representing 21.13% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary

C. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments

   Debt Securities held by the Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio did not have any significant transfers between Level 1 and Level 2 during the period ended April 30, 2011.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a

Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

D. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. For the period ended April 30, 2011, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio to the extent necessary to limit the ordinary operating expenses of the Portfolio (not including expenses incurred through an investment in unaffiliated investment companies) ("Portfolio Expenses") so that such Portfolio expenses do not exceed 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date. At April 30, 2011, approximately $55 (in thousands) of previously waived fees are subject to future recovery by the Advisor over various periods not exceeding April 30, 2014.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $109 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                     DFA Commodity Strategy Portfolio  $--

F. Purchases and Sales of Securities:

   For the period ended April 30, 2011, the Portfolio made the following purchases and sales of investments securities, other than short-term securities (amounts in thousands):

                       U.S.Government    Other Investment
                         Securities         Securities
                       ----------------  -----------------
                       Purchases  Sales  Purchases  Sales
                       ---------  ------ --------- -------
                       $188,852   $8,858  $31,245  $10,856

G. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise.

   The Portfolio commenced operations on November 8, 2010 and did not pay any distributions for the year ended October 31, 2010.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                            Net
                                                         Unrealized
           Federal      Unrealized      Unrealized      Appreciation
           Tax Cost    Appreciation   (Depreciation)   (Depreciation)
           --------    ------------   --------------   --------------
           $208,694.       $654           $(28)             $626

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolio's tax position and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

H. Financial Instruments:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Master Funds may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary.

   3. Commodity-Linked Derivatives: The DFA Commodity Strategy Portfolio invests in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

   5. Commodity-Linked Notes: The Portfolio may gain exposure to the commodities markets through commodity-linked structured notes, swap agreements and commodity futures and options. These instruments have one or more commodity-dependent components. They are derivative instruments because at least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index, or other readily measurable economic variable. The Portfolio may invest, either directly or though investments in Dimensional Cayman Commodity Fund I, LTD. (a wholly-owned subsidiary of the Portfolio, the "Subsidiary") in commodity-linked structured notes, futures and swap agreements whose performance is linked to individual commodities or commodity indices and options on them.

   Some of the commodity-linked notes in which the Portfolio invests may involve leverage. Economic leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would expect to receive based on the amount contributed to the investment. Economically leveraged derivative instruments can increase the gain or the loss associated with changes in the value of the underlying instrument.

   Commodity-linked structured notes and certain other commodity-linked instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Partially protected commodity-linked instruments may suffer some loss of principal if the underlying commodity index, futures contract, or economic variable to which the commodity-linked instrument is linked declines in value during the term of the commodity-linked instrument. The Portfolio also may invest in commodity-linked instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity index, futures contract, or other economic variable may have declined sufficiently in value such that some or all of the face value of the instrument might not be returned.

Futures Activities:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   6. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   The Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   7. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2011, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                 Expiration Number of  Contract Unrealized
           Description              Date    Contracts*  Value   Gain (Loss)
     -------------------------   ---------- ---------- -------- -----------

     CBOT Wheat Futures.......    07/18/11      5       $  200     $ (4)
     Coffee C Futures.........    07/29/11      1          112        2
     Copper Futures...........    07/29/11      3          313      (10)
     Corn Futures.............    07/18/11      9          340       --
     Gold 100 Oz Futures......    08/31/11      3          467       11
     Heating Oil Futures......    07/28/11      1          138       --
     Lean Hogs Futures........    07/19/11      2           77       (1)
     Live Cattle Futures......    09/12/11      3          139       --
     LME PRI Aluminum Futures.    05/18/11      3          207        2
     Natural Gas Futures......    07/31/11      9          429       23
     RBOB Gasoline Futures....    07/28/11      1          141        1
     Silver Futures...........    07/29/11      1          243        1
     Soybean Futures..........    07/18/11      5          349        4
     Soybean Oil Futures......    07/25/11      3          106       --
     Sugar #11 World Futures..    09/15/11      4          100       (1)
     WTI Crude Oil Futures....    07/31/11      6          687        7
                                                        ------     ----
                                                        $4,048     $ 35
                                                        ======     ====

   Dimensional Cayman Commodity Fund I, LTD. securities have been segregated as collateral for open futures contracts.

  * During the period ended April 30, 2011 the Portfolio's average notional value of outstanding futures contracts was $2,355 (in thousands).

   At April 30, 2011, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding total return index swaps (dollar amounts in thousands):

                                                               Unrealized
                                     Expiration     Notional  Appreciation
             Counterparty               Date        Amount*  (Depreciation)
    -------------------------------- ----------     -------- --------------

    Citibank, N.A...................  07/27/11  USD $79,588      $1,066
    Deutsche Bank AG, London Branch.  07/27/11  USD  63,760         853
    UBS AG..........................  07/27/11  USD  60,782         814
                                                                 ------
                                                                 $2,733
                                                                 ======

  * During the period ended April 30, 2011 the Portfolio's average notional value of outstanding swap contracts was $126,840 (in thousands).

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios' derivative instrument holdings for the period ended April 30, 2011.

     The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2011:

                        Location on the Statements of Assets and Liabilities
                        ----------------------------------------------------
   Derivative Type                       Asset Derivatives
 --------------------   ----------------------------------------------------
 Commodity contracts                Receivables: Futures Margin
                                    Variation

 Other contracts                    Unrealized Gain on Swap
                                    Contracts

     The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2011 (amounts in thousands):

                                                           Asset Derivatives Value
                                                           -----------------------
                                             Total Value
                                                  at       Commodity     Other
                                            April 30, 2011 Contracts   Contracts
                                            -------------- ---------   ---------
  Dimensional Cayman Commodity Fund I, LTD.     $2,768....   $35*.....  $2,733....

   * Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

     The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the period ended April 30, 2011 (amounts in thousands):

  Derivative Type           Location of Gain (Loss) on Derivatives Recognized in Income
--------------------   -----------------------------------------------------------------------
Commodity contracts.   Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation
                       (Depreciation) of: Futures

Derivative Type        Location of Gain (Loss) on Derivatives Recognized in Income
---------------- -   -----------------------------------------------------------------

Other contracts.     Net Realized Gain (Loss) on: Swap Contracts Change in Unrealized
                     Appreciation (Depreciation) of: Swap Contracts

     The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the period ended April 30, 2011 (amounts in thousands):

                                                   Realized Gain (Loss)
                                                      on Derivatives
                                                   Recognized in Income
                                                ---------------------------
                                                        Commodity   Other
                                                 Total  Contracts Contracts
                                                ------- --------- ---------
     Dimensional Cayman Commodity Fund I, LTD.. $18,321     $(80)  $18,401

                                                   Change in Unrealized
                                                Appreciation (Depreciation) on
                                                Derivatives Recognized in Income
                                                --------------------------------
                                                         Commodity     Other
                                                Total    Contracts   Contracts
                                                 ------  ---------   ---------
     Dimensional Cayman Commodity Fund I, LTD.. $2,768      $35       $2,733

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolio under this line of credit during the period ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. There were no borrowings by the Portfolio under this line of credit during the period ended April 30, 2011.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. Other:

   At April 30, 2011, two shareholders held 89% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

    TheExpense Tables below illustrate your fund's costs in two ways.

 ActualFund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 Six Months Ended April 30, 2011
  EXPENSE TABLES
                                       Beginning  Ending                Expenses
                                        Account  Account     Annualized   Paid
                                         Value    Value       Expense    During
                                       11/01/10  04/30/11      Ratio*   Period*
                                       --------  --------      ------   -------
  DFA International Value Portfolio**
  -----------------------------------
    Actual Fund Return................
     Class R2 Shares.................. $1,000.00 $1,143.36      0.71%    $3.77
     Institutional Class Shares....... $1,000.00 $1,144.37      0.44%    $2.34
    Hypothetical 5% Annual Return.....
     Class R2 Shares.................. $1,000.00 $1,021.27      0.71%    $3.56
     Institutional Class Shares....... $1,000.00 $1,022.61      0.44%    $2.21

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/10  04/30/11    Ratio*   Period*
                                    --------- --------- ---------- --------
     U.S. Large Company Portfolio
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,163.08   0.10%     $0.54
     Hypothetical 5% Annual Return. $1,000.00 $1,024.30   0.10%     $0.50

--------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

FEEDER FUND

                                         Affiliated Investment Companies
                                         -------------------------------
      DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Consumer Discretionary........  10.6%
Consumer Staples..............  10.4%
Energy........................  13.0%
Financials....................  13.9%
Health Care...................  11.3%
Industrials...................  11.2%
Information Technology........  18.1%
Materials.....................   3.8%
Real Estate Investment Trusts.   1.4%
Telecommunication Services....   3.0%
Utilities.....................   3.3%
                               ------
                               100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                 Value+
     -                                                           -----
     AFFILIATED INVESTMENT COMPANY -- (100.0%)..............
     Investment in The DFA International Value Series of
       The DFA Investment Trust Company..................... $6,111,230,553
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $4,368,279,405)............................. $6,111,230,553
                                                             ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note):

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                Percentage
                                         Shares     Value+    of Net Assets**
                                         ------     -----     ---------------
   COMMON STOCKS -- (95.3%)............
   Consumer Discretionary -- (10.1%)...
     *Amazon.com, Inc..................   117,505 $23,089,733       0.6%
     Comcast Corp. Class A.............   915,683  24,027,522       0.6%
     *Ford Motor Co.................... 1,247,529  19,299,274       0.5%
     Home Depot, Inc...................   540,479  20,073,390       0.5%
     McDonald's Corp...................   344,077  26,944,670       0.6%
     Walt Disney Co. (The).............   626,308  26,993,875       0.6%
     Other Securities..................           292,691,826       7.0%
                                                  -----------       ----
   Total Consumer Discretionary........           433,120,290      10.4%
                                                  -----------      -----

   Consumer Staples -- (9.9%)..........
     Altria Group, Inc.................   689,932  18,517,775       0.4%
     Coca-Cola Co. (The)...............   756,660  51,044,284       1.2%
     Kraft Foods, Inc. Class A.........   576,792  19,368,675       0.5%
     PepsiCo, Inc......................   523,225  36,044,970       0.9%
     Philip Morris International, Inc..   592,690  41,156,394       1.0%
     Procter & Gamble Co. (The)........   923,692  59,947,611       1.4%
     Wal-Mart Stores, Inc..............   646,105  35,522,853       0.8%
     Other Securities..................           165,593,895       4.0%
                                                  -----------       ----
   Total Consumer Staples..............           427,196,457      10.2%
                                                  -----------      -----

   Energy -- (12.4%)...................
     Chevron Corp......................   662,052  72,454,971       1.7%
     ConocoPhillips....................   471,494  37,215,021       0.9%
     Exxon Mobil Corp.................. 1,635,334 143,909,392       3.5%
     Occidental Petroleum Corp.........   268,076  30,638,406       0.7%
     Schlumberger, Ltd.................   448,853  40,284,557       1.0%
     Other Securities..................           208,925,001       5.0%
                                                  -----------       ----
   Total Energy........................           533,427,348      12.8%
                                                  -----------      -----

   Financials -- (13.3%)...............
     Bank of America Corp.............. 3,337,932  40,989,805       1.0%
     *Berkshire Hathaway, Inc..........   570,860  47,552,638       1.1%
     *Citigroup, Inc................... 9,582,606  43,984,162       1.1%
     Goldman Sachs Group, Inc. (The)...   171,662  25,922,679       0.6%
     JPMorgan Chase & Co............... 1,313,752  59,946,504       1.4%
     Wells Fargo & Co.................. 1,737,400  50,575,714       1.2%
     Other Securities..................           302,646,908       7.3%
                                                  -----------       ----
   Total Financials....................           571,618,410      13.7%
                                                  -----------      -----

   Health Care -- (10.8%)..............
     Abbott Laboratories...............   510,389  26,560,644       0.7%
     *Amgen, Inc.......................   307,521  17,482,569       0.4%
     Johnson & Johnson.................   902,067  59,283,843       1.4%
     Merck & Co., Inc.................. 1,016,793  36,553,708       0.9%
     Pfizer, Inc....................... 2,636,804  55,267,412       1.3%
     UnitedHealth Group, Inc...........   360,698  17,757,163       0.4%
     Other Securities..................           248,931,181       6.0%
                                                  -----------       ----
   Total Health Care...................           461,836,520      11.1%
                                                  -----------      -----

   Industrials -- (10.7%)..............
     3M Co.............................   234,752  22,820,242       0.5%
     Boeing Co. (The)..................   242,829  19,372,898       0.5%
     Caterpillar, Inc..................   210,682  24,314,810       0.6%
     General Electric Co............... 3,501,952  71,614,918       1.7%
     United Parcel Service, Inc........   325,549  24,406,409       0.6%
     United Technologies Corp..........   303,564  27,193,263       0.6%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                                      Percentage
                                                                           Shares         Value+ of Net Assets**
                                                                           ------         -----  ---------------
Industrials -- (Continued)............................................
  Other Securities....................................................            $  270,059,903       6.5%
                                                                                  --------------      -----
Total Industrials.....................................................               459,782,443      11.0%
                                                                                  --------------      -----

Information Technology -- (17.2%).....................................
  *Apple, Inc.........................................................    303,835    105,804,462       2.5%
  Cisco Sytems, Inc...................................................  1,823,119     32,013,970       0.8%
  *EMC Corp...........................................................    682,217     19,334,030       0.5%
  *Google, Inc........................................................     82,709     45,001,967       1.1%
  Hewlett-Packard Co..................................................    717,160     28,951,749       0.7%
  Intel Corp..........................................................  1,809,929     41,972,254       1.0%
  International Business Machines Corp................................    402,200     68,607,276       1.6%
  Microsoft Corp......................................................  2,438,555     63,451,201       1.5%
  Oracle Corp.........................................................  1,283,032     46,253,304       1.1%
  QUALCOMM, Inc.......................................................    542,103     30,813,135       0.7%
  Other Securities....................................................               257,724,565       6.2%
                                                                                  --------------      -----
Total Information Technology..........................................               739,927,913      17.7%
                                                                                  --------------      -----

Materials -- (3.6%)...................................................
  E.I. du Pont de Nemours & Co........................................    303,953     17,261,491       0.4%
  Freeport-McMoRan Copper & Gold, Inc. Class B........................    312,153     17,177,780       0.4%
  Other Securities....................................................               119,731,233       2.9%
                                                                                  --------------      -----
Total Materials.......................................................               154,170,504       3.7%
                                                                                  --------------      -----

Real Estate Investment Trusts -- (1.4%)...............................
  Other Securities....................................................                58,232,787       1.4%
                                                                                  --------------      -----

Telecommunication Services -- (2.8%)..................................
  AT&T, Inc...........................................................  1,949,576     60,670,805       1.5%
  Verizon Communications, Inc.........................................    932,691     35,237,066       0.8%
  Other Securities....................................................                26,284,062       0.6%
                                                                                  --------------      -----
Total Telecommunication Services......................................               122,191,933       2.9%
                                                                                  --------------      -----

Utilities -- (3.1%)...................................................
  Other Securities....................................................               134,355,757       3.2%
                                                                                  --------------      -----
TOTAL COMMON STOCKS...................................................             4,095,860,362      98.1%
                                                                                  --------------      -----

TEMPORARY CASH INVESTMENTS -- (1.6%)..................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares. 70,397,322     70,397,322       1.7%
                                                                                  --------------      -----

                                                                                               Shares/
                                                                                                Face
                                                                                               Amount
                                                                                             ------------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (3.1%).....................................................
(S)@DFA Short Term Investment Fund..........................................................  131,029,372    131,029,372   3.2%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $386,657 FNMA
 3.50%, 02/01/26, valued at $388,767) to be repurchased at $377,445......................... $        377        377,443   0.0%
                                                                                                          -------------- ------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                 131,406,815   3.2%
                                                                                                          -------------- ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,829,400,719)......................................................................              $4,297,664,499 103.0%
                                                                                                          ============== ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                     Valuation Inputs
                                    --------------------------------------------------

                                         Investment in Securities (Market Value)
                                    --------------------------------------------------
                                       Level 1       Level 2    Level 3     Total
                                    -------------- ------------ ------- --------------
Common Stocks......................
 Consumer Discretionary............ $  433,120,290           --   --    $  433,120,290
 Consumer Staples..................    427,196,457           --   --       427,196,457
 Energy............................    533,427,348           --   --       533,427,348
 Financials........................    571,618,410           --   --       571,618,410
 Health Care.......................    461,836,520           --   --       461,836,520
 Industrials.......................    459,782,443           --   --       459,782,443
 Information Technology............    739,927,913           --   --       739,927,913
 Materials.........................    154,170,504           --   --       154,170,504
 Real Estate Investment Trusts.....     58,232,787           --   --        58,232,787
 Telecommunication Services........    122,191,933           --   --       122,191,933
 Utilities.........................    134,355,757           --   --       134,355,757
Temporary Cash Investments.........     70,397,322           --   --        70,397,322
Securities Lending Collateral......             -- $131,406,815   --       131,406,815
Futures Contracts**................      3,899,817           --   --         3,899,817
                                    -------------- ------------   --    --------------
TOTAL.............................. $4,170,157,501 $131,406,815   --    $4,301,564,316
                                    ============== ============   ==    ==============
 ** Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment..........................

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                     STATEMENTS OF ASSETS AND LIABILITIES
                                April 30, 2011
                                  (Unaudited)
          (Amounts in thousands, except share and per share amounts)

                                                                                            DFA
                                                                                       International   U.S. Large
                                                                                           Value        Company
                                                                                         Portfolio     Portfolio
                                                                                      --------------  ------------
ASSETS:
Investments in Affiliated Investment Company at Value................................ $    6,111,231            --
Investments at Value (including $0 and $127,106 of securities on loan, respectively).             --  $  4,095,860
Temporary Cash Investments at Value & Cost...........................................             --        70,397
Collateral Received from Securities on Loan at Value & Cost..........................            378
Affiliated Collateral Received from Securities on Loan at Value & Cost...............        131,029
Cash.................................................................................             --         4,973
 Receivables:........................................................................
 Dividends and Interest..............................................................             --         4,305
 Securities Lending Income...........................................................             --            46
 Fund Shares Sold....................................................................          4,235         1,252
 Futures Margin Variation............................................................             --           265
Prepaid Expenses and Other Assets....................................................             52            58
                                                                                      --------------  ------------
   Total Assets......................................................................      6,115,518     4,308,563
                                                                                      --------------  ------------
LIABILITIES:
Payables:............................................................................
 Upon Return of Securities Loaned....................................................             --       131,407
 Affiliated Investment Company Purchased.............................................            984            --
 Fund Shares Redeemed................................................................          3,251         2,033
 Due to Advisor......................................................................            980           268
Accrued Expenses and Other Liabilities...............................................            241           399
                                                                                      --------------  ------------
   Total Liabilities.................................................................          5,456       134,107
                                                                                      --------------  ------------
NET ASSETS                                                                            $    6,110,062  $  4,174,456
                                                                                      ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $6,455 and $0 and shares outstanding of
  319,287 and 0, respectively........................................................ $        20.22           N/A
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................    100,000,000           N/A
                                                                                      ==============  ============
Institutional Class Shares -- based on net assets of $6,103,607 and $4,174,456 and
  shares outstanding of 301,996,875 and 387,782,662, respectively                     $        20.21  $      10.76
                                                                                      ==============  ============
NUMBER OF SHARES AUTHORIZED..........................................................  1,500,000,000   900,000,000
                                                                                      ==============  ============
Investment in Affiliated Investment Company at Cost.................................. $    4,368,280  $         --
                                                                                      --------------  ------------
Investments at Cost.................................................................. $           --  $  2,627,596
                                                                                      ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................................... $    5,314,575  $  3,352,305
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)...................................................................         45,950         9,493
Accumulated Net Realized Gain (Loss).................................................       (994,197)     (659,506)
Net Unrealized Foreign Exchange Gain (Loss)..........................................            783            --
Net Unrealized Appreciation (Depreciation)...........................................      1,742,951     1,472,164
                                                                                      --------------  ------------
NET ASSETS                                                                            $    6,110,062  $  4,174,456
                                                                                      ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                           STATEMENTS OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 2011
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                            DFA
                                                                                       International U.S. Large
                                                                                           Value      Company
                                                                                        Portfolio*   Portfolio
                                                                                       ------------- ----------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $6,680 and $0, respectively).............   $ 85,264     $ 38,579
 Interest.............................................................................         12           11
 Income from Securities Lending.......................................................      4,398          251
 Expenses Allocated from Affiliated Investment Company................................     (6,428)          --
                                                                                         --------     --------
   Total Investment Income............................................................     83,246       38,841
                                                                                         --------     --------
Expenses
 Investment Advisory Services Fees....................................................         --          491
 Administrative Services Fees.........................................................      5,582          982
 Accounting & Transfer Agent Fees.....................................................         40          215
 Shareholder Servicing Fees -- Class R2 Shares........................................          8           --
 S&P 500(R) Fees......................................................................         --           23
 Custodian Fees.......................................................................         --           27
 Filing Fees..........................................................................         58           40
 Shareholders' Reports................................................................         66           67
 Directors'/Trustees' Fees & Expenses.................................................         34           26
 Professional Fees....................................................................         45           58
 Other................................................................................         21           14
                                                                                         --------     --------
   Total Expenses.....................................................................      5,854        1,943
                                                                                         --------     --------
 Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor
   (Note C)...........................................................................         --            5
                                                                                         --------     --------
 Net Expenses.........................................................................      5,854        1,948
                                                                                         --------     --------
 Net Investment Income (Loss).........................................................     77,392       36,893
                                                                                         --------     --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:.........................................................
   Investment Securities Sold.........................................................     97,663      (23,983)
   Futures............................................................................         --        5,554
   Foreign Currency Transactions......................................................        941           --
 Change in Unrealized Appreciation (Depreciation) of:.................................
   Investment Securities and Foreign Currency.........................................    585,621      569,628
   Futures............................................................................         --        2,454
   Translation of Foreign Currency Denominated Amounts................................        261           --
                                                                                         --------     --------
 Net Realized and Unrealized Gain (Loss)..............................................    684,486      553,653
                                                                                         --------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations                          $761,878     $590,546
                                                                                         ========     ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                            (Amounts in thousands)

                                                                                   DFA International
                                                                                    Value Portfolio
                                                                                ----------------------
                                                                                Six Months     Year
                                                                                   Ended      Ended
                                                                                 April 30,   Oct. 31,
                                                                                   2011        2010
                                                                                ----------- ----------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:....................................................................
  Net Investment Income (Loss)................................................. $   77,392  $  108,980
  Capital Gain Distributions Received from Investment Securities...............         --          --
  Net Realized Gain (Loss) on:.................................................
   Investment Securities Sold..................................................     97,663     255,538
   Futures.....................................................................         --          --
   Foreign Currency Transactions...............................................        941         (99)
  Change in Unrealized Appreciation (Depreciation) of:.........................
   Investment Securities and Foreign Currency..................................    585,621     138,488
   Futures.....................................................................         --          --
   Translation of Foreign Currency Denominated Amounts.........................        261         342
                                                                                ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from Operations............    761,878     503,249
                                                                                ----------  ----------
Distributions From:............................................................
  Net Investment Income:.......................................................
   Class R2 Shares.............................................................        (42)       (249)
   Institutional Class Shares..................................................    (45,833)   (107,160)
                                                                                ----------  ----------
    Total Distributions........................................................    (45,875)   (107,409)
                                                                                ----------  ----------
Capital Share Transactions (1):................................................
  Shares Issued................................................................    590,051   1,032,364
  Shares Issued in Lieu of Cash Distributions..................................     43,333     101,479
  Shares Redeemed..............................................................   (402,134)   (808,163)
                                                                                ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions....................    231,250     325,680
                                                                                ----------  ----------
    Total Increase (Decrease) in Net Assets....................................    947,253     721,520
Net Assets
  Beginning of Period..........................................................  5,162,809   4,441,289
                                                                                ----------  ----------
  End of Period................................................................ $6,110,062  $5,162,809
                                                                                ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................................................     31,421      62,742
  Shares Issued in Lieu of Cash Distributions..................................      2,346       6,675
  Shares Redeemed..............................................................    (21,411)    (49,142)
  Shares Reduced by Reverse Stock Split (Note G)...............................         (2)       (453)
                                                                                ----------  ----------
    Net Increase (Decrease) from Shares Issued and Redeemed....................     12,354      19,822
                                                                                ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)                                                                        $   45,950  $   14,433

                                                                                      U.S. Large
                                                                                   Company Portfolio
                                                                                ----------------------
                                                                                Six Months     Year
                                                                                   Ended      Ended
                                                                                 April 30,   Oct. 31,
                                                                                   2011        2010
                                                                                ----------- ----------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:....................................................................
  Net Investment Income (Loss)................................................. $   36,893  $   43,125
  Capital Gain Distributions Received from Investment Securities...............         --          81
  Net Realized Gain (Loss) on:.................................................
   Investment Securities Sold..................................................    (23,983)    (88,214)
   Futures.....................................................................      5,554          76
   Foreign Currency Transactions...............................................         --          --
  Change in Unrealized Appreciation (Depreciation) of:.........................
   Investment Securities and Foreign Currency..................................    569,628     688,388
   Futures.....................................................................      2,454      (3,735)
   Translation of Foreign Currency Denominated Amounts.........................         --          --
                                                                                ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from Operations............    590,546     639,721
                                                                                ----------  ----------
Distributions From:............................................................
  Net Investment Income:.......................................................
   Class R2 Shares.............................................................         --          --
   Institutional Class Shares..................................................    (37,031)    (35,473)
                                                                                ----------  ----------
    Total Distributions........................................................    (37,031)    (35,473)
                                                                                ----------  ----------
Capital Share Transactions (1):................................................
  Shares Issued................................................................    317,842   3,071,799
  Shares Issued in Lieu of Cash Distributions..................................     31,108      30,048
  Shares Redeemed..............................................................   (440,982)   (778,811)
                                                                                ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions....................    (92,032)  2,323,036
                                                                                ----------  ----------
    Total Increase (Decrease) in Net Assets....................................    461,483   2,927,284
Net Assets
  Beginning of Period..........................................................  3,712,973     785,689
                                                                                ----------  ----------
  End of Period................................................................ $4,174,456  $3,712,973
                                                                                ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued................................................................     31,384     350,368
  Shares Issued in Lieu of Cash Distributions..................................      3,134       3,492
  Shares Redeemed..............................................................    (44,115)    (52,726)
  Shares Reduced by Reverse Stock Split (Note G)...............................         --          --
                                                                                ----------  ----------
    Net Increase (Decrease) from Shares Issued and Redeemed....................     (9,597)    301,134
                                                                                ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)                                                                        $    9,493  $    9,631

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                        DFA International Value Portfolio-               DFA International Value Portfolio-
                                                 Class R2 Shares+                            Institutional Class Shares
                                -------------------------------------------          ----------------------------------------
                                                                      Period
                                                                     April 30,
                                Six Months     Year       Year        2008(a)          Six Months        Year          Year
                                   Ended      Ended      Ended          to                Ended         Ended         Ended
                                 April 30,   Oct. 31,   Oct. 31,     Oct. 31,           April 30,      Oct. 31,      Oct. 31,
                                   2011        2010       2009         2008               2011           2010          2009
                                -----------  --------   --------   ---------         -----------     ----------    ----------
                                (Unaudited)                                            (Unaudited)
Net Asset Value, Beginning of
 Period........................   $17.82      $17.13     $13.58     $ 26.31          $    17.81      $    16.46    $    12.54
                                  ------      ------     ------     -------          ----------      ----------    ----------
Income from Investment
 Operations....................
  Net Investment Income
   (Loss)......................     0.24(A)     0.37(A)    0.42(A)     0.66(A)             0.26(A)         0.39(A)       0.40(A)
  Net Gains (Losses) on
   Securities (Realizedand
   Unrealized).................     2.29        1.29       4.10      (11.73)               2.30            1.34          3.92
                                  ------      ------     ------     -------          ----------      ----------    ----------
   Total from Investment
    Operations.................     2.53        1.66       4.52      (11.07)               2.56            1.73          4.32
Less Distributions.............
  Net Investment Income........    (0.13)      (0.97)     (0.97)      (1.66)              (0.16)          (0.38)        (0.40)
  Net Realized Gains...........       --          --         --          --                  --              --            --
                                  ------      ------     ------     -------          ----------      ----------    ----------
   Total Distributions.........    (0.13)      (0.97)     (0.97)      (1.66)              (0.16)          (0.38)        (0.40)
                                  ------      ------     ------     -------          ----------      ----------    ----------
Net Asset Value, End of
 Period........................   $20.22      $17.82     $17.13     $ 13.58          $    20.21      $    17.81    $    16.46
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
Total Return...................    14.34%(C)   10.60%     34.86%     (44.63)%(C)          14.44%(C)       10.94%        35.11%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)...................   $6,455      $4,952     $3,443     $ 3,372          $6,103,607      $5,157,857    $4,437,846
Ratio of Expenses to Average                                                               0.44%(B)
 Net Assets (D)................     0.71%(B)    0.72%      0.74%       0.73%(B)(E)             0.45%                     0.46%
Ratio of Net Investment Income                                                             2.80%(B)
 to Average Net Assets.........     2.56%(B)    2.11%      2.96%       7.47%(B)(E)             2.34%                     3.00%
---------------------------------------------------------------------------------------------------------------------------------

                                         DFA International Value Portfolio-
                                             Institutional Class Shares
                                ---------------------------------------------------

                                    Period
                                   Dec. 1,        Year         Year         Year
                                   2007 to       Ended        Ended        Ended
                                   Oct. 31,     Nov. 30,     Nov. 30,     Nov. 30,
                                     2008         2007         2006         2005
                                ----------      --------   ----------    ----------

Net Asset Value, Beginning of
 Period........................ $    25.51       $22.71    $    17.67    $    15.73
                                ----------       ------    ----------    ----------
Income from Investment
 Operations....................
  Net Investment Income
   (Loss)......................       0.74(A)      0.72(A)       0.66(A)       0.48
  Net Gains (Losses) on
   Securities (Realizedand
   Unrealized).................     (12.44)        3.09          5.37          1.89
                                ----------       ------    ----------    ----------
   Total from Investment
    Operations.................     (11.70)        3.81          6.03          2.37
Less Distributions.............
  Net Investment Income........      (0.78)       (0.63)        (0.65)        (0.42)
  Net Realized Gains...........      (0.49)       (0.38)        (0.34)        (0.01)
                                ----------       ------    ----------    ----------
   Total Distributions.........      (1.27)       (1.01)        (0.99)        (0.43)
                                ----------       ------    ----------    ----------
Net Asset Value, End of
 Period........................ $    12.54       $25.51    $    22.71    $    17.67
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
Total Return...................     (47.96)%(C)   17.09%        35.39%        15.40%
------------------------------------------------------------------------------------
Net Assets, End of Period       $3,350,073
 (thousands)................... $6,262,069                 $4,456,059    $2,518,457
Ratio of Expenses to Average
 Net Assets (D)................       0.44%(B)     0.44%         0.44%         0.48%
Ratio of Net Investment Income
 to Average Net Assets.........       3.86%(B)     2.89%         3.25%         2.86%
------------------------------------------------------------------------------------

+All per share amounts and net assets values have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                             FINANCIAL HIGHLIGHTS
               (for a share outstanding throughout each period)

                                                                          U.S. Large Company Portfolio
                                                   ----------------------------------------------------------------------
                                                    Six Months        Year          Year         Period             Year
                                                       Ended         Ended         Ended      Dec. 1, 2007         Ended
                                                     April 30,      Oct. 31,      Oct. 31,         to             Nov. 30,
                                                       2011           2010          2009      Oct. 31, 2008         2007
------------------------------------------------------------------------------------------------------------------------------
                                                    (Unaudited)
Net Asset Value, Beginning of Period.............. $     9.34     $     8.16    $   7.62       $  11.63        $    11.00
                                                   ----------     ----------    --------       --------        ----------
Income from Investment Operations.................
  Net Investment Income (Loss)....................       0.09(A)        0.18(A)     0.18(A)        0.20(A)           0.22(A)
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       1.43           1.15        0.55          (3.99)             0.62
                                                   ----------     ----------    --------       --------        ----------
   Total from Investment Operations...............       1.52           1.33        0.73          (3.79)             0.84
------------------------------------------------------------------------------------------------------------------------------
Less Distributions................................
  Net Investment Income...........................      (0.10)         (0.15)      (0.19)         (0.22)            (0.21)
                                                   ----------     ----------    --------       --------        ----------
   Total Distributions............................      (0.10)         (0.15)      (0.19)         (0.22)            (0.21)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    10.76     $     9.34    $   8.16       $   7.62        $    11.63
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Return......................................      16.31%(C)      16.47%      10.07%        (33.10)%(C)         7.71%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $4,174,456     $3,712,973    $785,689       $729,218        $1,002,142
Ratio of Expenses to Average Net Assets...........       0.10%(B)       0.10%**     0.10%(D)       0.10%(B)(D)       0.10%(D)
Ratio of Expenses to Average Net Assets
 (Excluding Waiversand Assumption of
 Expenses and/or Recovery of Previously
 Waived Fees).....................................       0.10%(B)       0.11%**     0.13%(D)       0.11%(B)(D)       0.11%(D)
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.89%(B)       1.99%       2.53%          2.10%(B)          1.90%
Portfolio Turnover Rate...........................          2%(C)          1%*       N/A            N/A               N/A
------------------------------------------------------------------------------------------------------------------------------

                                                   U.S. Large Company Portfolio
                                                   ------------------------
                                                       Year           Year
                                                      Ended          Ended
                                                     Nov. 30,       Nov. 30,
                                                       2006           2005
-------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $   9.82       $   9.23
                                                    --------      --------
Income from Investment Operations.................
  Net Investment Income (Loss)....................     0.19(A)        0.17
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     1.18           0.61
                                                    --------      --------
   Total from Investment Operations...............     1.37           0.78
-------------------------------------------------------------------------------
Less Distributions................................
  Net Investment Income...........................    (0.19)         (0.19)
                                                    --------      --------
   Total Distributions............................    (0.19)         (0.19)
-------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $  11.00       $   9.82
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Total Return......................................    14.11%          8.50%
-------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $877,405       $692,595
Ratio of Expenses to Average Net Assets...........     0.10%(D)       0.10%(D)
Ratio of Expenses to Average Net Assets
 (Excluding Waiversand Assumption of
 Expenses and/or Recovery of Previously
 Waived Fees).....................................     0.11%(D)       0.14%(D)
Ratio of Net Investment Income to Average Net
 Assets...........................................     1.90%          1.82%
Portfolio Turnover Rate...........................      N/A            N/A
-------------------------------------------------------------------------------

* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
** Represents the combined ratios for the portfolio and for the period November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.
See Page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios") are presented in this section of the report. The remaining portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2011, DFA International Value Portfolio owned 75% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

   Class R2 shares of DFA International Value Portfolio commenced operations on April 30, 2008.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and of Dimensional Investment Group Inc. approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of Dimensional Investment Group Inc. would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

     Target                                                                  Value
      Fund           Shares          Acquiring Fund            Shares    (in thousands)
------------------ ---------- ------------------------------ ----------- --------------
U.S. Large........            U.S. Large Company............
Company Portfolio. 83,482,168 Institutional Index Portfolio. 311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

     Target                   Unrealized Appreciation
      Fund         Net Assets     (Depreciation)             Acquiring Fund          Net Assets
------------------ ---------- ----------------------- ------------------------------ ----------
U.S. Large........                                    U.S. Large Company............
Company Portfolio. $2,731,987        $315,984         Institutional Index Portfolio.  $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

      Net Investment Income.................................. $ 71,681(a)
      Net Realized and Unrealized Gain (Loss) on Investments.  501,073(b)
                                                              --------
      Net Increase in Net Assets Resulting from Operations... $572,754
                                                              ========

  (a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.

  (b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value heirarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .  Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   DFA International Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

      Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

      Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

      Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

      A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

      2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

      Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

      3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Feeder Fund estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Feeder Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the six months ended April 30, 2011, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                    DFA International Value Portfolio. 0.20%
                    U.S. Large Company Portfolio...... 0.05%

   For the six months ended April 30, 2011, the Portfolio's investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                      U.S. Large Company Portfolio. 0.025%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                      Previously
                                                                      Recovery       Waived Fees/
                                                                   of Previously   Expenses Assumed
                                                          Expense   Waived Fees/   Subject to Future
                                                          Limits  Expenses Assumed     Recovery
                                                          ------- ---------------- -----------------
DFA International Value Portfolio -- Class R2 Shares (1).  0.79%        --                --
U.S. Large Company Portfolio (2).........................  0.10%        $ 5              $615

   (1) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administration fees and custodian fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized expenses to exceed the applicable percentage of average net assets as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (not including expenses incurred through investment in other investment companies) ("Portfolio Expenses"), so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follow (amounts in thousands):

                    DFA International Value Portfolio. $142
                    U.S. Large Company Portfolio......  211

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                              Purchases. $ 75,482
                              Sales.....  189,643

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010, primarily attributable to distribution of assets and liabilities by a partnership in complete liquidation and the expiration of capital loss carryforwards, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      Increase       Increase
                                                     (Decrease)     (Decrease)
                                      Increase     Undistributed   Accumulated
                                     (Decrease)    Net Investment  Net Realized
                                   Paid-In-Capital     Income     Gains (Losses)
                                   --------------- -------------- --------------
DFA International Value Portfolio.          --         $ (99)       $      99
U.S. Large Company Portfolio......    $453,344          (147)        (453,197)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2009 and October 31, 2010 were as follows (amounts in thousands):

                                       Net Investment
                                         Income and
                                         Short-Term     Long-Term
                                       Capital Gains  Capital Gains  Total
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2009..............................    $105,700         --       $105,700
    2010..............................     107,409         --        107,409
    U.S. Large Company Portfolio
    2009..............................      18,243         --         18,243
    2010..............................      35,473         --         35,473

   At October 31, 2010, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   Undistributed                               Total Net
                                   Net Investment                            Distributable
                                     Income and   Undistributed                Earnings
                                     Short-Term     Long-Term   Capital Loss (Accumulated
                                   Capital Gains  Capital Gains Caryforward     Losses)
                                   -------------- ------------- ------------ -------------
DFA International Value Portfolio.    $14,594          --       $(1,092,654)  $(1,078,060)
U.S. Large Company Portfolio......      9,826          --          (386,326)     (376,500)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amounts in thousands):

                                                             Expires on October 31,
                                   ---------------------------------------------------------------------------
                                    2011    2012   2013    2014   2015      2016     2017    2018     Total
                                   ------- ------ ------- ------ ------- ---------- ------- ------- ----------
DFA International Value Portfolio.      --     --      --     --      -- $1,092,654      --      -- $1,092,654
U.S. Large Company Portfolio...... $13,997 $5,486 $10,569 $1,944 $86,015    100,024 $87,500 $80,791    386,326

   For the year ended October 31, 2010, DFA International Value Portfolio had utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of $255,554 (in thousands).

   For the period ended October 31, 2010, U.S. Large Company Portfolio had capital loss carryforward expirations of $42,619 (in thousands).

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                               Net
                                                                            Unrealized
                                    Federal    Unrealized    Unrealized    Appreciation
                                    Tax Cost  Appreciation (Depreciation) (Depreciation)
                                   ---------- ------------ -------------- --------------
DFA International Value Portfolio. $4,368,433  $1,813,659    $ (70,861)     $1,742,798
U.S. Large Company Portfolio......  3,030,598   1,640,955     (373,889)      1,267,066

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax postions and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Certain prior year balances have been reclassified to conform with current year presentations. Such reclassfications impacted the paid-in-capital, undistributed net investment income/distributions in excess of net investment income and accumulated net realized gain/loss components of net assets on the statement of assets and liabilities of U.S. Large Company Portfolio. These reclassifications had no impact on net assets, net asset value, the financial highlights or total return.

G. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                           Six Months              Year
                                                              Ended               Ended
                                                         April 30, 2011       Oct. 31, 2010
                                                       ------------------  -------------------
                                                         Amount    Shares    Amount     Shares
                                                       ---------  -------  ----------  -------
DFA International Value Portfolio.....................
Class R2 Shares
 Shares Issued........................................ $   2,878      158  $    2,443      375
 Shares Issued in Lieu of Cash Distributions..........        42        2         249       43
 Shares Redeemed......................................    (2,133)    (117)     (1,361)    (215)
 Shares Reduced by Reverse Stock Split................        --       (2)         --     (453)
                                                       ---------  -------  ----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     787       41  $    1,331     (250)
                                                       =========  =======  ==========  =======
Institutional Class Shares
 Shares Issued........................................ $ 587,173   31,263  $1,029,921   62,367
 Shares Issued in Lieu of Cash Distributions..........    43,291    2,344     101,230    6,632
 Shares Redeemed......................................  (400,001) (21,294)   (806,802) (48,927)
                                                       ---------  -------  ----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 230,463   12,313  $  324,349   20,072
                                                       =========  =======  ==========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of DFA International Value Portfolio's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of DFA International Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R2 Shares.

H. Financial Instruments:

   In accordance with U.S. Large Company Portfolio investment objectives and policies, U.S. Large Company Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, U.S. Large Company Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2011, U.S. Large Company Portfolio had outstanding futues contracts (dollar amounts in thousands):

                                                                                            Approximate
                                                 Expiration Number of  Contract Unrealized     Cash
                                 Description        Date    Contracts*  Value   Gain (Loss) Collateral
                              -----------        ---------- ---------- -------- ----------- -----------
U.S. Large Company Portfolio.  S&P 500 (R) Index 06/17/2011    221     $75,123    $3,900      $4,973

   *During the six months ended April 30, 2011, U.S. Large Company Portfolio's average notional value of outstanding futures contracts was $57,060 (in thousands).

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of U.S. Large Company Portfolio's derivative instrument holdings for the six months ended April 30, 2011.

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on U.S. Large Compnay Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure as of April 30, 2011 (amounts in thousands):

                                                         Asset Derivatives Value
-                                                        -----------------------
                              Location on the Statements
                                    of Assets and                Equity
                                     Liabilities                Contracts
                              -------------------------- -----------------------
                                 Receivables: Futures
U.S. Large Company Portfolio.      Margin Variation              $3,900*

   * Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for U.S. Large Company Portfolio's derivative instrument holdings through the six months ended April 30, 2011:

 Derivative Type   Location of Gain (Loss) on Derivatives Recognized in Income
  ---------------  -----------------------------------------------------------
 Equity contracts. Net Realized Gain (Loss) on: Futures Change in Unrealized
                   Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2011 (amounts in thousands):

                                           Realized Gain (Loss)
                                              on Derivatives
                                           Recognized in Income
                                      --------------------------------
                                                  Equity
                                                 Contracts
                                      --------------------------------
        U.S. Large Company Portfolio.             $5,554

                                           Change in Unrealized
                                      Appreciation (Depreciation) on
                                      Derivatives Recognized in Income
                                      --------------------------------
                                                  Equity
                                                 Contracts
                                      --------------------------------
        U.S. Large Company Portfolio.             $2,454

I. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowings. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                Weighted      Weighted    Number of   Interest Maximum Amount
                                 Average      Average        Days     Expense  Borrowed During
                              Interest Rate Loan Balance Outstanding* Incurred   the Period
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     0.92%        $9,899         2          $1        $12,782

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2011.

J. Securities Lending:

   As of April 30, 2011, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio receives cash collateral. The Portfolio invests its cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest its cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

L. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

N. Other:

   At April 30, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

                                                                               Approximate
                                                                               Percentage
                                                                  Number of   of Oustanding
                                                                 Shareholders    Shares
                                                                 ------------ -------------
DFA International Value Portfolio -- Class R2 Shares............      2            68%
DFA International Value Portfolio -- Institutional Class Shares.      2            46%
U.S. Large Company Portfolio....................................      2            66%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000
     = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2011

  EXPENSE TABLES

                                      Beginning  Ending                Expenses
                                       Account  Account     Annualized   Paid
                                        Value    Value       Expense    During
                                      11/01/10  04/30/11      Ratio*   Period*
                                      --------- ---------   ---------- --------
  The U.S. Large Cap Value Series
  Actual Fund Return................. $1,000.00 $1,220.56      0.12%    $0.66
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.20      0.12%    $0.60
  The DFA International Value Series
  Actual Fund Return................. $1,000.00 $1,146.18      0.23%    $1.22
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.65      0.23%    $1.15

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         Beginning  Ending              Expenses
                                          Account  Account   Annualized   Paid
                                           Value    Value     Expense    During
                                         11/01/10  04/30/11    Ratio*   Period*
                                         --------- --------- ---------- --------
The Japanese Small Company Series
---------------------------------
    Actual Fund Return.................. $1,000.00 $1,118.48    0.14%    $0.74
    Hypothetical 5% Annual Return....... $1,000.00 $1,024.10    0.14%    $0.70

The Asia Pacific Small Company Series
-------------------------------------
    Actual Fund Return.................. $1,000.00 $1,136.55    0.16%    $0.85
    Hypothetical 5% Annual Return....... $1,000.00 $1,024.00    0.16%    $0.80

The United Kingdom Small Company Series
---------------------------------------
    Actual Fund Return.................. $1,000.00 $1,170.60    0.12%    $0.65
    Hypothetical 5% Annual Return....... $1,000.00 $1,024.20    0.12%    $0.60

The Continental Small Company Series
------------------------------------
    Actual Fund Return.................. $1,000.00 $1,203.33    0.14%    $0.76
    Hypothetical 5% Annual Return....... $1,000.00 $1,024.10    0.14%    $0.70

The Canadian Small Company Series
---------------------------------
    Actual Fund Return.................. $1,000.00 $1,254.73    0.14%    $0.78
    Hypothetical 5% Annual Return....... $1,000.00 $1,024.10    0.14%    $0.70

The Emerging Markets Series
---------------------------
    Actual Fund Return.................. $1,000.00 $1,117.61    0.19%    $1.00
    Hypothetical 5% Annual Return....... $1,000.00 $1,023.85    0.19%    $0.95

The Emerging Markets Small Cap Series
-------------------------------------
    Actual Fund Return.................. $1,000.00 $1,064.47    0.30%    $1.54
    Hypothetical 5% Annual Return....... $1,000.00 $1,023.31    0.30%    $1.51

--------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                         DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        The U.S. Large Cap Value Series
                       Consumer Discretionary.....  16.3%
                       Consumer Staples...........   7.7%
                       Energy.....................  17.5%
                       Financials.................  21.3%
                       Health Care................  10.0%
                       Industrials................  13.3%
                       Information Technology.....   3.4%
                       Materials..................   3.0%
                       Telecommunication Services.   6.3%
                       Utilities..................   1.2%
                                                   -----
                                                   100.0%
                       The DFA International Value Series
                       Consumer Discretionary.....  15.4%
                       Consumer Staples...........   5.7%
                       Energy.....................  11.5%
                       Financials.................  30.3%
                       Health Care................   1.5%
                       Industrials................   9.6%
                       Information Technology.....   2.8%
                       Materials..................  12.7%
                       Other......................    --
                       Telecommunication Services.   7.1%
                       Utilities..................   3.4%
                                                   -----
                                                   100.0%
                         The Japanese Small Company Series
                         Consumer Discretionary...  22.8%
                         Consumer Staples.........   9.5%
                         Energy...................   1.1%
                         Financials...............  10.6%
                         Health Care..............   4.5%
                         Industrials..............  27.5%
                         Information Technology...  11.3%
                         Materials................  12.2%
                         Utilities................   0.5%
                                                    -----
                                                   100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                     The Asia Pacific Small Company Series
                     Consumer Discretionary........  23.3%
                     Consumer Staples..............   3.8%
                     Energy........................   5.9%
                     Financials....................  12.4%
                     Health Care...................   5.1%
                     Industrials...................  22.4%
                     Information Technology........   3.9%
                     Materials.....................  17.2%
                     Other.........................     --
                     Real Estate Investment Trusts.   0.1%
                     Telecommunication Services....   2.0%
                     Utilities.....................   3.9%
                                                    ------
                                                    100.0%

                      The Canadian Small Company Series
                     Consumer Discretionary........  10.0%
                     Consumer Staples..............   2.4%
                     Energy........................  25.3%
                     Financials....................   6.9%
                     Health Care...................   3.1%
                     Industrials...................   9.9%
                     Information Technology........   5.6%
                     Materials.....................  34.7%
                     Real Estate Investment Trusts.   0.1%
                     Telecommunication Services....   0.3%
                     Utilities.....................   1.7%
                                                    ------
                                                    100.0%

                     The United Kingdom Small Company Series
                     Consumer Discretionary..........  21.4%
                     Consumer Staples................   4.2%
                     Energy..........................   5.5%
                     Financials......................  13.1%
                     Health Care.....................   1.7%
                     Industrials.....................  31.2%
                     Information Technology..........  11.1%
                     Materials.......................   7.1%
                     Other...........................     --
                     Real Estate Investment Trusts...     --
                     Telecommunication Services......   1.8%
                     Utilities.......................   2.9%
                                                      ------
                                                      100.0%

                         The Emerging Markets Series
                     Consumer Discretionary..........   7.1%
                     Consumer Staples................   8.2%
                     Energy..........................  15.2%
                     Financials......................  21.1%
                     Health Care.....................   0.7%
                     Industrials.....................   6.6%
                     Information Technology..........  14.1%
                     Materials.......................  14.9%
                     Other...........................     --
                     Real Estate Investment Trusts...   0.1%
                     Telecommunication Services......   8.9%
                     Utilities.......................   3.1%
                                                      ------
                                                      100.0%

                     The Continental Small Company Series
                     Consumer Discretionary........  14.8%
                     Consumer Staples..............   6.7%
                     Energy........................   5.2%
                     Financials....................  17.0%
                     Health Care...................   7.7%
                     Industrials...................  25.7%
                     Information Technology........  10.2%
                     Materials.....................   9.4%
                     Other.........................     --
                     Real Estate Investment Trusts.   0.1%
                     Telecommunication Services....   1.1%
                     Utilities.....................   2.1%
                                                    ------
                                                    100.0%

                     The Emerging Markets Small Cap Series
                     Consumer Discretionary........  19.0%
                     Consumer Staples..............  10.5%
                     Energy........................   1.7%
                     Financials....................  16.6%
                     Health Care...................   4.8%
                     Industrials...................  16.5%
                     Information Technology........   9.9%
                     Materials.....................  16.0%
                     Other.........................   0.1%
                     Real Estate Investment Trusts.   0.1%
                     Telecommunication Services....   1.0%
                     Utilities.....................   3.8%
                                                    ------
                                                    100.0%

                        THE U.S. LARGE CAP VALUE SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                        Percentage
                                                Shares         Value+ of Net Assets**
                                                ------         -----  ---------------
COMMON STOCKS -- (95.1%)...................
Consumer Discretionary -- (15.5%)..........
  Carnival Corp............................  2,260,335 $   86,050,953       0.8%
  CBS Corp. Class B........................  3,870,469     97,613,228       0.9%
  Comcast Corp. Class A.................... 11,535,742    302,697,870       2.9%
  Comcast Corp. Special Class A............  3,843,964     94,369,316       0.9%
  *Liberty Media Corp. Interactive Class A.  3,585,265     62,670,432       0.6%
  #News Corp. Class A......................  9,024,175    160,810,799       1.6%
  #News Corp. Class B......................  3,247,295     61,373,876       0.6%
  #Time Warner Cable, Inc..................  2,004,056    156,576,895       1.5%
  #Time Warner, Inc........................  6,251,359    236,676,452       2.3%
  Other Securities.........................               435,275,174       4.2%
                                                       --------------      -----
Total Consumer Discretionary...............             1,694,114,995      16.3%
                                                       --------------      -----

Consumer Staples -- (7.3%).................
  Archer-Daniels-Midland Co................  2,981,045    110,358,286       1.0%
  CVS Caremark Corp........................  6,816,437    247,027,677       2.4%
  Kraft Foods, Inc. Class A................  6,193,330    207,972,021       2.0%
  Other Securities.........................               235,468,214       2.3%
                                                       --------------      -----
Total Consumer Staples.....................               800,826,198       7.7%
                                                       --------------      -----

Energy -- (16.6%)..........................
  Anadarko Petroleum Corp..................  2,773,608    218,948,616       2.1%
  Chesapeake Energy Corp...................  3,174,634    106,889,927       1.0%
  #Chevron Corp............................    639,240     69,958,426       0.7%
  ConocoPhillips...........................  5,825,280    459,789,350       4.4%
  Hess Corp................................  1,453,921    124,979,049       1.2%
  Marathon Oil Corp........................  3,514,978    189,949,411       1.8%
  National-Oilwell, Inc....................  1,945,893    149,230,534       1.4%
  #Pioneer Natural Resources Co............    577,949     59,083,726       0.6%
  #Valero Energy Corp......................  2,742,854     77,622,768       0.7%
  Other Securities.........................               359,665,592       3.5%
                                                       --------------      -----
Total Energy...............................             1,816,117,399      17.4%
                                                       --------------      -----

Financials -- (20.3%)......................
  Bank of America Corp..................... 21,876,033    268,637,685       2.6%
  Capital One Financial Corp...............  2,343,277    128,247,550       1.2%
  *Citigroup, Inc.......................... 78,417,143    359,934,686       3.5%
  CME Group, Inc...........................    314,577     93,042,439       0.9%
  Hartford Financial Services Group, Inc...  2,160,202     62,581,052       0.6%
  Loews Corp...............................  2,466,987    109,188,845       1.0%
  MetLife, Inc.............................  4,607,955    215,606,214       2.1%
  Morgan Stanley...........................  3,042,449     79,560,041       0.8%
  #Prudential Financial, Inc...............  2,197,605    139,372,109       1.3%
  #SunTrust Banks, Inc.....................  2,563,152     72,255,255       0.7%
  Other Securities.........................               685,712,027       6.6%
                                                       --------------      -----
Total Financials...........................             2,214,137,903      21.3%
                                                       --------------      -----

Health Care -- (9.5%)......................
  Aetna, Inc...............................  1,938,699     80,223,365       0.8%
  *Humana, Inc.............................    712,843     54,261,609       0.5%
  Pfizer, Inc.............................. 14,482,035    303,543,454       2.9%
  *Thermo Fisher Scientific, Inc...........  1,994,284    119,637,097       1.1%
  UnitedHealth Group, Inc..................  2,296,880    113,075,402       1.1%
  WellPoint, Inc...........................  2,580,122    198,127,568       1.9%
  Other Securities.........................               172,306,807       1.7%
                                                       --------------      -----
Total Health Care..........................             1,041,175,302      10.0%
                                                       --------------      -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                     Percentage
                                                                            Shares          Value+ of Net Assets**
                                                                            ------          -----  ---------------
Industrials -- (12.6%)................................................
  CSX Corp............................................................   2,287,204 $   179,980,083       1.7%
  General Electric Co.................................................  15,225,603     311,363,581       3.0%
  Norfolk Southern Corp...............................................   2,186,220     163,266,910       1.6%
  #Northrop Grumman Corp..............................................   1,926,678     122,555,988       1.2%
  Tyco International, Ltd.............................................   1,149,868      56,044,566       0.5%
  Union Pacific Corp..................................................   2,594,778     268,481,680       2.6%
  Other Securities....................................................                 277,885,139       2.7%
                                                                                   ---------------     ------
Total Industrials.....................................................               1,379,577,947      13.3%
                                                                                   ---------------     ------

Information Technology -- (3.2%)......................................
  Other Securities....................................................                 350,589,780       3.4%
                                                                                   ---------------     ------

Materials -- (2.9%)...................................................
  #Alcoa, Inc.........................................................   5,357,434      91,076,378       0.8%
  International Paper Co..............................................   2,299,481      71,007,973       0.7%
  Other Securities....................................................                 155,591,864       1.5%
                                                                                   ---------------     ------
Total Materials.......................................................                 317,676,215       3.0%
                                                                                   ---------------     ------

Telecommunication Services -- (6.0%)..................................
  AT&T, Inc...........................................................  12,865,019     400,359,391       3.8%
  #CenturyLink, Inc...................................................   1,452,902      59,249,344       0.6%
 #*Sprint Nextel Corp.................................................  13,961,200      72,319,016       0.7%
  #Verizon Communications, Inc........................................   1,599,525      60,430,054       0.6%
  Other Securities....................................................                  58,771,008       0.5%
                                                                                   ---------------     ------
Total Telecommunication Services......................................                 651,128,813       6.2%
                                                                                   ---------------     ------

Utilities -- (1.2%)...................................................
  Public Service Enterprise Group, Inc................................   1,751,371      56,341,605       0.5%
  Other Securities....................................................                  67,245,478       0.7%
                                                                                   ---------------     ------
Total Utilities.......................................................                 123,587,083       1.2%
                                                                                   ---------------     ------
TOTAL COMMON STOCKS...................................................              10,388,931,635      99.8%
                                                                                   ---------------     ------

TEMPORARY CASH INVESTMENTS -- (0.1%)..................................
  BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.  10,178,864      10,178,864       0.1%
                                                                                   ---------------     ------

                                                                         Shares/
                                                                          Face
                                                                         Amount
                                                                       -----------
                                                                          (000)
SECURITIES LENDING COLLATERAL -- (4.8%)...............................
(S)@DFA Short Term Investment Fund.................................... 523,266,285     523,266,285       5.1%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
   (Collateralized by $1,544,114 FNMA 3.500%, 02/01/26, valued
   at $1,552,540) to be repurchased at $1,507,328.....................      $1,507       1,507,320       0.0%
                                                                                   ---------------     ------
TOTAL SECURITIES LENDING COLLATERAL...................................                 524,773,605       5.1%
                                                                                   ---------------     ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,580,486,809)................................................             $10,923,884,104     105.0%
                                                                                   ===============     ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks.................
  Consumer Discretionary...... $ 1,694,114,995           --   --    $ 1,694,114,995
  Consumer Staples............     800,826,198           --   --        800,826,198
  Energy......................   1,816,117,399           --   --      1,816,117,399
  Financials..................   2,214,137,903           --   --      2,214,137,903
  Health Care.................   1,041,175,302           --   --      1,041,175,302
  Industrials.................   1,379,577,947           --   --      1,379,577,947
  Information Technology......     350,589,780           --   --        350,589,780
  Materials...................     317,676,215           --   --        317,676,215
  Telecommunication Services..     651,128,813           --   --        651,128,813
  Utilities...................     123,587,083           --   --        123,587,083
Temporary Cash Investments....      10,178,864           --   --         10,178,864
Securities Lending Collateral.              -- $524,773,605   --        524,773,605
                               --------------- ------------   --    ---------------
TOTAL......................... $10,399,110,499 $524,773,605   --    $10,923,884,104
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                          Percentage
                                                  Shares     Value++    of Net Assets**
                                                  ------     -----      ---------------
COMMON STOCKS -- (83.0%)........................
AUSTRALIA -- (4.8%).............................
  #Australia & New Zealand Banking Group, Ltd... 1,696,439 $ 45,188,322       0.6%
  #National Australia Bank, Ltd................. 1,901,632   56,616,627       0.7%
  Wesfarmers, Ltd............................... 2,539,298   93,023,189       1.1%
  Other Securities..............................            274,559,990       3.4%
                                                           ------------      -----
TOTAL AUSTRALIA.................................            469,388,128       5.8%
                                                           ------------      -----

AUSTRIA -- (0.3%)...............................
  Other Securities..............................             33,729,173       0.4%
                                                           ------------      -----

BELGIUM -- (0.8%)...............................
  Other Securities..............................             81,832,923       1.0%
                                                           ------------      -----

CANADA -- (10.2%)...............................
  #Encana Corp.................................. 2,051,015   68,912,717       0.9%
  #Manulife Financial Corp...................... 3,219,919   57,820,033       0.7%
  #Nexen, Inc................................... 1,719,282   45,482,882       0.6%
  #Sun Life Financial, Inc...................... 1,494,503   48,919,049       0.6%
  Suncor Energy, Inc............................ 2,545,871  117,344,432       1.4%
  Talisman Energy, Inc.......................... 2,162,345   52,221,723       0.6%
  Teck Resources, Ltd. Class B.................. 1,303,030   70,828,973       0.9%
  #Thomson Reuters Corp......................... 1,832,184   74,282,702       0.9%
  #TransCanada Corp............................. 1,941,948   83,556,205       1.0%
  Other Securities..............................            368,196,722       4.5%
                                                           ------------      -----
TOTAL CANADA....................................            987,565,438      12.1%
                                                           ------------      -----

DENMARK -- (1.3%)...............................
  Other Securities..............................            125,784,300       1.5%
                                                           ------------      -----

FINLAND -- (0.7%)...............................
  Other Securities..............................             72,344,385       0.9%
                                                           ------------      -----

FRANCE -- (8.3%)................................
  #AXA SA....................................... 3,678,548   82,466,032       1.0%
  BNP Paribas SA................................   607,569   48,031,142       0.6%
  Cie de Saint-Gobain SA........................   875,747   60,426,286       0.8%
  Credit Agricole SA............................ 2,709,992   45,077,952       0.6%
  #GDF Suez SA.................................. 2,720,289  111,230,825       1.4%
  Societe Generale Paris SA..................... 1,255,581   83,907,846       1.0%
  #Vivendi SA................................... 3,447,034  108,081,627       1.3%
  Other Securities..............................            270,063,507       3.3%
                                                           ------------      -----
TOTAL FRANCE....................................            809,285,217      10.0%
                                                           ------------      -----

GERMANY -- (8.1%)...............................
  #Allianz SE...................................   439,353   69,027,351       0.8%
  #Allianz SE Sponsored ADR..................... 2,834,240   44,639,280       0.6%
  Bayerische Motoren Werke AG...................   915,762   86,217,868       1.1%
  *Daimler AG................................... 2,088,586  161,419,483       2.0%
  Deutsche Bank AG..............................   965,050   62,853,121       0.8%
  Deutsche Telekom AG........................... 2,852,483   47,140,915       0.6%
  #Deutsche Telekom AG Sponsored ADR............ 3,099,741   51,455,701       0.6%
  #E.ON AG...................................... 1,598,720   54,642,935       0.7%
  #Munchener Rueckversicherungs-Gesellschaft AG.   412,644   68,067,628       0.8%
  Other Securities..............................            139,601,150       1.7%
                                                           ------------      -----
TOTAL GERMANY...................................            785,065,432       9.7%
                                                           ------------      -----

GREECE -- (0.1%)................................
  Other Securities..............................             10,014,324       0.1%
                                                           ------------      -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                     Percentage
                                           Shares      Value++     of Net Assets**
                                         ---------- -------------- ---------------
HONG KONG -- (1.4%).....................
  Hutchison Whampoa, Ltd................  5,618,000 $   64,322,781       0.8%
  Other Securities......................                73,073,228       0.9%
                                                    --------------      -----
TOTAL HONG KONG.........................               137,396,009       1.7%
                                                    --------------      -----

IRELAND -- (0.1%).......................
  Other Securities......................                11,433,581       0.1%
                                                    --------------      -----

ISRAEL -- (0.4%)........................
  Other Securities......................                36,826,376       0.4%
                                                    --------------      -----

ITALY -- (1.5%).........................
  Other Securities......................               142,505,906       1.7%
                                                    --------------      -----

JAPAN -- (16.1%)........................
  Mitsubishi Heavy Industries, Ltd......  9,007,000     43,038,599       0.5%
  #Mitsubishi UFJ Financial Group, Inc.. 13,207,406     63,390,116       0.8%
  Nissan Motor Co., Ltd.................  4,831,600     46,487,303       0.6%
  #Sony Corp. Sponsored ADR.............  1,801,665     51,005,136       0.6%
  #Sumitomo Corp........................  3,241,900     44,721,492       0.5%
  #Toyota Motor Corp. Sponsored ADR.....    551,545     43,947,106       0.5%
  Other Securities......................             1,272,689,380      15.7%
                                                    --------------      -----
TOTAL JAPAN.............................             1,565,279,132      19.2%
                                                    --------------      -----

MALAYSIA -- (0.0%)......................
  Other Securities......................                        --       0.0%
                                                    --------------      -----

NETHERLANDS -- (3.2%)...................
  ArcelorMittal NV......................  2,446,831     90,424,916       1.1%
  *ING Groep NV.........................  3,849,884     50,719,361       0.6%
  *Koninklijke Philips Electronics NV...  1,939,039     57,430,601       0.7%
  Other Securities......................               109,870,597       1.4%
                                                    --------------      -----
TOTAL NETHERLANDS.......................               308,445,475       3.8%
                                                    --------------      -----

NEW ZEALAND -- (0.1%)...................
  Other Securities......................                 5,336,761       0.1%
                                                    --------------      -----

NORWAY -- (0.9%)........................
  Other Securities......................                87,106,036       1.1%
                                                    --------------      -----

PORTUGAL -- (0.1%)......................
  Other Securities......................                 9,833,096       0.1%
                                                    --------------      -----

SINGAPORE -- (1.0%).....................
  Other Securities......................                94,898,798       1.2%
                                                    --------------      -----

SPAIN -- (2.7%).........................
  #Repsol YPF SA Sponsored ADR..........  1,432,181     51,157,505       0.6%
  Other Securities......................               207,178,508       2.6%
                                                    --------------      -----
TOTAL SPAIN.............................               258,336,013       3.2%
                                                    --------------      -----

SWEDEN -- (2.1%)........................
  Nordea Bank AB........................  4,013,687     45,762,056       0.6%
  Other Securities......................               162,959,751       2.0%
                                                    --------------      -----
TOTAL SWEDEN............................               208,721,807       2.6%
                                                    --------------      -----

SWITZERLAND -- (5.2%)...................
  #Holcim, Ltd. AG......................    886,165     77,213,358       0.9%
  Swiss Reinsurance Co., Ltd. AG........  1,108,107     66,116,889       0.8%
  Zurich Financial Services AG..........    322,634     90,717,790       1.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                              Shares        Value++
                                                                                           ------------- --------------
SWITZERLAND -- (Continued)................................................................
  Other Securities........................................................................               $  273,495,501
                                                                                                         --------------
TOTAL SWITZERLAND.........................................................................                  507,543,538
                                                                                                         --------------

UNITED KINGDOM -- (13.6%).................................................................
  Aviva P.L.C.............................................................................     7,396,866     55,357,784
  #Barclays P.L.C. Sponsored ADR..........................................................     4,180,831     79,644,831
  Kingfisher P.L.C........................................................................    10,285,817     47,258,773
  Royal Dutch Shell P.L.C. ADR............................................................     3,242,203    254,059,027
  Vodafone Group P.L.C....................................................................    34,976,333    101,109,152
  Vodafone Group P.L.C. Sponsored ADR.....................................................     8,335,538    242,730,867
  Xstrata P.L.C...........................................................................     3,843,909     98,592,431
  Other Securities........................................................................                  442,839,701
                                                                                                         --------------
TOTAL UNITED KINGDOM......................................................................                1,321,592,566
                                                                                                         --------------
TOTAL COMMON STOCKS.......................................................................                8,070,264,414
                                                                                                         --------------
RIGHTS/WARRANTS -- (0.0%).................................................................
PORTUGAL -- (0.0%)........................................................................
  Other Securities........................................................................                      134,266
                                                                                                         --------------

SPAIN -- (0.0%)...........................................................................
  Other Securities........................................................................                      257,338
                                                                                                         --------------
TOTAL RIGHTS/WARRANTS.....................................................................                      391,604
                                                                                                         --------------

                                                                                                    Face
                                                                                                  Amount    Value+
                                                                                                  ------    -----
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)......................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $8,145,000 FNMA 2.24%, 07/06/15, valued at $8,348,625) to be repurchased at
   $8,222,130.............................................................................        $8,222      8,222,000
                                                                                                         --------------

                                                                                                 Shares/
                                                                                                    Face
                                                                                                  Amount
                                                                                                  ------
                                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (16.9%)..................................................
(S)@DFA Short Term Investment Fund........................................................ 1,646,576,000  1,646,576,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to be repurchased at
   $1,321,755.............................................................................        $1,322      1,321,751
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                1,647,897,751
                                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%).............................................................
  (Cost $7,369,761,306)...................................................................               $9,726,775,769
                                                                                                         ==============

                                                                                             Percentage
                                                                                           of Net Assets**
                                                                                           ---------------
SWITZERLAND -- (Continued)................................................................
  Other Securities........................................................................       3.4%
                                                                                               ------
TOTAL SWITZERLAND.........................................................................       6.2%
                                                                                               ------

UNITED KINGDOM -- (13.6%).................................................................
  Aviva P.L.C.............................................................................       0.7%
  #Barclays P.L.C. Sponsored ADR..........................................................       1.0%
  Kingfisher P.L.C........................................................................       0.6%
  Royal Dutch Shell P.L.C. ADR............................................................       3.1%
  Vodafone Group P.L.C....................................................................       1.2%
  Vodafone Group P.L.C. Sponsored ADR.....................................................       3.0%
  Xstrata P.L.C...........................................................................       1.2%
  Other Securities........................................................................       5.5%
                                                                                               ------
TOTAL UNITED KINGDOM......................................................................      16.3%
                                                                                               ------
TOTAL COMMON STOCKS.......................................................................      99.2%
                                                                                               ------
RIGHTS/WARRANTS -- (0.0%).................................................................
PORTUGAL -- (0.0%)........................................................................
  Other Securities........................................................................       0.0%
                                                                                               ------

SPAIN -- (0.0%)...........................................................................
  Other Securities........................................................................       0.0%
                                                                                               ------
TOTAL RIGHTS/WARRANTS.....................................................................       0.0%
                                                                                               ------





TEMPORARY CASH INVESTMENTS -- (0.1%)......................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $8,145,000 FNMA 2.24%, 07/06/15, valued at $8,348,625) to be repurchased at
   $8,222,130.............................................................................       0.1%
                                                                                               ------






SECURITIES LENDING COLLATERAL -- (16.9%)..................................................
(S)@DFA Short Term Investment Fund........................................................      20.3%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to be repurchased at
   $1,321,755.............................................................................       0.0%
                                                                                               ------
TOTAL SECURITIES LENDING COLLATERAL.......................................................      20.3%
                                                                                               ------
TOTAL INVESTMENTS -- (100.0%).............................................................
  (Cost $7,369,761,306)...................................................................     119.6%
                                                                                               ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks.................
  Australia................... $    8,439,298 $  460,948,830   --    $  469,388,128
  Austria.....................             --     33,729,173   --        33,729,173
  Belgium.....................      4,541,994     77,290,929   --        81,832,923
  Canada......................    987,565,438             --   --       987,565,438
  Denmark.....................             --    125,784,300   --       125,784,300
  Finland.....................      2,515,212     69,829,173   --        72,344,385
  France......................     33,906,195    775,379,022   --       809,285,217
  Germany.....................    123,575,824    661,489,608   --       785,065,432
  Greece......................        984,576      9,029,748   --        10,014,324
  Hong Kong...................             --    137,396,009   --       137,396,009
  Ireland.....................      6,174,077      5,259,504   --        11,433,581
  Israel......................      4,108,164     32,718,212   --        36,826,376
  Italy.......................     28,173,735    114,332,171   --       142,505,906
  Japan.......................    134,310,391  1,430,968,741   --     1,565,279,132
  Malaysia....................             --             --   --                --
  Netherlands.................     26,000,266    282,445,209   --       308,445,475
  New Zealand.................             --      5,336,761   --         5,336,761
  Norway......................        533,709     86,572,327   --        87,106,036
  Portugal....................             --      9,833,096   --         9,833,096
  Singapore...................             --     94,898,798   --        94,898,798
  Spain.......................    100,033,060    158,302,953   --       258,336,013
  Sweden......................     14,472,862    194,248,945   --       208,721,807
  Switzerland.................     66,974,850    440,568,688   --       507,543,538
  United Kingdom..............    663,451,513    658,141,053   --     1,321,592,566
Rights/Warrants...............
  Portugal....................        134,266             --   --           134,266
  Spain.......................        257,338             --   --           257,338
Temporary Cash Investments....             --      8,222,000   --         8,222,000
Securities Lending Collateral.             --  1,647,897,751   --     1,647,897,751
                               -------------- --------------   --    --------------
TOTAL......................... $2,206,152,768 $7,520,623,001   --    $9,726,775,769
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.
                                      196

                       THE JAPANESE SMALL COMPANY SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                    Percentage
                                           Shares      Value++ of Net Assets**
                                           ------      -----   ---------------
 COMMON STOCKS -- (86.4%)..............
 Consumer Discretionary -- (19.7%).....
   Aoyama Trading Co., Ltd.............   250,500 $  4,126,612       0.3%
   Autobacs Seven Co., Ltd.............   100,400    3,690,046       0.2%
   Exedy Corp..........................   119,700    3,824,051       0.3%
   *Haseko Corp........................ 5,356,000    3,589,532       0.2%
   Kayaba Industry Co., Ltd............   633,000    5,265,926       0.4%
   *K's Holdings Corp..................   156,927    4,891,112       0.3%
   Nifco, Inc..........................   187,400    4,738,275       0.3%
  #*Pioneer Electronic Corp............   981,300    4,150,730       0.3%
   #Ryohin Keikaku Co., Ltd............    92,200    4,279,821       0.3%
   Shimachu Co., Ltd...................   161,100    3,760,811       0.3%
   Sumitomo Forestry Co., Ltd..........   433,066    3,795,604       0.3%
   Toyobo Co., Ltd..................... 2,970,000    4,692,999       0.3%
   Other Securities....................            283,004,359      19.1%
                                                  ------------      -----
 Total Consumer Discretionary..........            333,809,878      22.6%
                                                  ------------      -----

 Consumer Staples -- (8.2%)............
   Fuji Oil Co., Ltd...................   258,900    3,594,194       0.2%
   Morinaga Milk Industry Co., Ltd.....   886,000    3,576,420       0.2%
   Nichirei Corp.......................   839,000    3,686,298       0.3%
   Other Securities....................            127,288,516       8.6%
                                                  ------------      -----
 Total Consumer Staples................            138,145,428       9.3%
                                                  ------------      -----

 Energy -- (1.0%)......................
   Other Securities....................             16,415,458       1.1%
                                                  ------------      -----

 Financials -- (9.2%)..................
   Bank of Okinawa, Ltd. (The).........    92,500    3,710,734       0.2%
   Century Tokyo Leasing Corp..........   254,990    4,374,982       0.3%
   Hyakugo Bank, Ltd. (The)............   885,609    3,860,107       0.3%
   Kiyo Holdings, Inc.................. 2,526,900    3,596,475       0.2%
   Musashino Bank, Ltd.................   127,700    4,044,141       0.3%
   San-in Godo Bank, Ltd. (The)........   547,000    4,057,201       0.3%
   Other Securities....................            131,523,976       8.9%
                                                  ------------      -----
 Total Financials......................            155,167,616      10.5%
                                                  ------------      -----

 Health Care -- (3.8%).................
   Kaken Pharmaceutical Co., Ltd.......   353,000    4,579,538       0.3%
   KYORIN Holdings, Inc................   205,000    3,660,079       0.2%
   #Nipro Corp.........................   189,900    3,872,841       0.3%
   #Sawai Pharmaceutical Co., Ltd......    53,400    4,791,485       0.3%
   Other Securities....................             48,299,942       3.3%
                                                  ------------      -----
 Total Health Care.....................             65,203,885       4.4%
                                                  ------------      -----

 Industrials -- (23.7%)................
   #Asahi Diamond Industrial Co., Ltd..   241,000    5,013,117       0.3%
   Duskin Co., Ltd.....................   211,600    4,268,817       0.3%
   #Hitachi Zosen Corp................. 2,937,500    4,289,823       0.3%
  #*Makino Milling Machine Co., Ltd....   388,000    3,647,468       0.2%
   #Miura Co., Ltd.....................   137,600    3,909,526       0.3%
   #Mori Seiki Co., Ltd................   381,900    4,898,750       0.3%
   #Nachi-Fujikoshi Corp...............   663,000    3,704,420       0.3%
   #OKUMA Corp.........................   513,000    4,832,293       0.3%
   Sankyu, Inc.........................   863,000    3,966,052       0.3%
   Takara Standard Co., Ltd............   501,000    3,784,898       0.3%
   Other Securities....................            359,358,977      24.3%
                                                  ------------      -----
 Total Industrials.....................            401,674,141      27.2%
                                                  ------------      -----

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                                  Shares        Value++
                                                                                                  ------        -----

Information Technology -- (9.8%)............................................................
  #Anritsu Corp.............................................................................     458,000 $    3,654,714
  #Capcom Co., Ltd..........................................................................     199,400      3,705,483
  Horiba, Ltd...............................................................................     145,650      4,382,098
  #Kakaku.com, Inc..........................................................................         647      3,728,546
  Mitsumi Electric Co., Ltd.................................................................     278,000      3,564,793
  #Net One Systems Co., Ltd.................................................................       1,984      3,592,498
  #Nichicon Corp............................................................................     270,300      4,154,274
  Ulvac, Inc................................................................................     160,300      3,588,009
  Other Securities..........................................................................                134,805,153
                                                                                                         --------------
Total Information Technology................................................................                165,175,568
                                                                                                         --------------

Materials -- (10.5%)........................................................................
  FP Corp...................................................................................      61,200      3,531,788
  Nippon Light Metal Co., Ltd...............................................................   1,944,000      3,971,974
  Sumitomo Bakelite Co., Ltd................................................................     591,000      3,790,225
  Sumitomo Osaka Cement Co., Ltd............................................................   1,521,000      4,135,556
  #Taiheiyo Cement Corp.....................................................................   3,133,000      5,371,601
  #Toagosei Co., Ltd........................................................................     941,000      5,096,217
  Tokai Carbon Co., Ltd.....................................................................     751,000      3,960,897
  Other Securities..........................................................................                148,348,719
                                                                                                         --------------
Total Materials.............................................................................                178,206,977
                                                                                                         --------------

Utilities -- (0.5%).........................................................................
  Other Securities..........................................................................                  7,928,232
                                                                                                         --------------
TOTAL COMMON STOCKS.........................................................................              1,461,727,183
                                                                                                         --------------
RIGHTS/WARRANTS -- (0.0%)...................................................................
  Other Securities..........................................................................                         --
                                                                                                         --------------

                                                                                                Face
                                                                                               Amount            Value+
                                                                                               ------            ------
                                                                                                (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $4,235,000 FNMA 2.24%, 07/06/15, valued at $4,340,875) to be repurchased at $4,276,090...      $4,276      4,276,000
                                                                                                         --------------

                                                                                               Shares/
                                                                                                Face
                                                                                               Amount
                                                                                               -------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (13.4%)....................................................
(S)@DFA Short Term Investment Fund.......................................................... 221,671,392    221,671,392
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $4,563,870)## to be repurchased at
   $4,474,397...............................................................................      $4,474      4,474,382
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                226,145,774
                                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,787,483,188)......................................................................             $1,692,148,957
                                                                                                         ==============

                                                                                                  Percentage
                                                                                             of Net Assets**
                                                                                             ---------------

Information Technology -- (9.8%)............................................................
  #Anritsu Corp.............................................................................       0.3%
  #Capcom Co., Ltd..........................................................................       0.3%
  Horiba, Ltd...............................................................................       0.3%
  #Kakaku.com, Inc..........................................................................       0.3%
  Mitsumi Electric Co., Ltd.................................................................       0.2%
  #Net One Systems Co., Ltd.................................................................       0.2%
  #Nichicon Corp............................................................................       0.3%
  Ulvac, Inc................................................................................       0.2%
  Other Securities..........................................................................       9.1%
                                                                                                 ------
Total Information Technology................................................................      11.2%
                                                                                                 ------

Materials -- (10.5%)........................................................................
  FP Corp...................................................................................       0.2%
  Nippon Light Metal Co., Ltd...............................................................       0.3%
  Sumitomo Bakelite Co., Ltd................................................................       0.3%
  Sumitomo Osaka Cement Co., Ltd............................................................       0.3%
  #Taiheiyo Cement Corp.....................................................................       0.4%
  #Toagosei Co., Ltd........................................................................       0.3%
  Tokai Carbon Co., Ltd.....................................................................       0.3%
  Other Securities..........................................................................      10.0%
                                                                                                 ------
Total Materials.............................................................................      12.1%
                                                                                                 ------

Utilities -- (0.5%).........................................................................
  Other Securities..........................................................................       0.5%
                                                                                                 ------
TOTAL COMMON STOCKS.........................................................................      98.9%
                                                                                                 ------
RIGHTS/WARRANTS -- (0.0%)...................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------





TEMPORARY CASH INVESTMENTS -- (0.2%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $4,235,000 FNMA 2.24%, 07/06/15, valued at $4,340,875) to be repurchased at $4,276,090...       0.3%
                                                                                                 ------






SECURITIES LENDING COLLATERAL -- (13.4%)....................................................
(S)@DFA Short Term Investment Fund..........................................................      15.0%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $4,563,870)## to be repurchased at
   $4,474,397...............................................................................       0.3%
                                                                                                 ------
TOTAL SECURITIES LENDING COLLATERAL.........................................................      15.3%
                                                                                                 ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,787,483,188)......................................................................     114.5%
                                                                                                 ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                               ------------------------------------------------

                                   Investment in Securities (Market Value)
                               ------------------------------------------------
                                Level 1      Level 2     Level 3     Total
                               ---------- -------------- ------- --------------
Common Stocks.................
  Consumer Discretionary......         -- $  333,809,878   --    $  333,809,878
  Consumer Staples............ $   65,172    138,080,256   --       138,145,428
  Energy......................         --     16,415,458   --        16,415,458
  Financials..................         --    155,167,616   --       155,167,616
  Health Care.................         --     65,203,885   --        65,203,885
  Industrials.................  1,076,398    400,597,743   --       401,674,141
  Information Technology......         --    165,175,568   --       165,175,568
  Materials...................         --    178,206,977   --       178,206,977
  Utilities...................         --      7,928,232   --         7,928,232
Rights/Warrants...............         --             --   --                --
Temporary Cash Investments....         --      4,276,000   --         4,276,000
Securities Lending Collateral.         --    226,145,774   --       226,145,774
                               ---------- --------------   --    --------------

TOTAL......................... $1,141,570 $1,691,007,387   --    $1,692,148,957
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                           Percentage
                                                  Shares      Value++ of Net Assets**
                                                  ------      -----   ---------------
COMMON STOCKS -- (84.3%).....................
AUSTRALIA -- (51.7%).........................
  Adelaide Brighton, Ltd.....................  1,917,857 $  6,655,998       0.6%
  Ansell, Ltd................................    503,479    7,702,234       0.7%
  APA Group, Ltd.............................  1,773,977    8,281,926       0.8%
  *Atlas Iron, Ltd...........................  2,593,241   10,014,504       0.9%
  Australian Infrastructure Fund.............  3,159,690    6,571,688       0.6%
  Beach Petroleum, Ltd.......................  4,257,412    4,491,142       0.4%
  Boart Longyear Group.......................  1,792,094    8,976,872       0.8%
  Bradken, Ltd...............................    634,599    5,553,583       0.5%
  #Campbell Brothers, Ltd....................    294,836   14,657,425       1.3%
  #Challenger Financial Services Group, Ltd..  1,750,037    9,281,573       0.8%
  #ConnectEast Group, Ltd.................... 14,936,366    7,705,073       0.7%
  #David Jones, Ltd..........................  1,447,885    7,415,523       0.7%
  #Downer EDI, Ltd...........................  1,149,707    4,680,369       0.4%
  DUET Group, Ltd............................  3,697,647    6,901,024       0.6%
  #Flight Centre, Ltd........................    192,954    4,994,112       0.5%
  #Goodman Fielder, Ltd......................  5,129,571    6,053,766       0.6%
  #Graincorp, Ltd. Series A..................    681,088    5,854,200       0.5%
  Iluka Resources, Ltd.......................    573,137    7,886,027       0.7%
  #Independence Group NL.....................    892,724    6,589,108       0.6%
  #IOOF Holdings, Ltd........................    989,055    7,784,133       0.7%
  #JB Hi-Fi, Ltd.............................    407,557    8,472,841       0.8%
  *Karoon Gas Australia, Ltd.................    667,086    4,851,071       0.4%
  #Kingsgate Consolidated, Ltd...............    557,653    4,756,200       0.4%
  Mineral Resources, Ltd.....................    389,673    4,992,402       0.5%
  Monadelphous Group, Ltd....................    318,887    6,734,839       0.6%
  *Mount Gibson Iron, Ltd....................  2,962,399    6,147,151       0.6%
  #Myer Holdings, Ltd........................  2,133,900    7,410,693       0.7%
  #Navitas, Ltd..............................  1,157,537    5,179,719       0.5%
  *PanAust, Ltd..............................  8,757,197    7,454,486       0.7%
  #Perpetual Trustees Australia, Ltd.........    159,965    5,070,503       0.5%
  *Perseus Mining, Ltd.......................  1,605,654    5,181,070       0.5%
  #Primary Health Care, Ltd..................  1,781,885    6,796,821       0.6%
  #Reece Australia, Ltd......................    238,457    5,493,927       0.5%
  #SAI Global, Ltd...........................  1,045,821    5,749,666       0.5%
  #Seek, Ltd.................................    666,916    5,102,086       0.5%
  Seven Group Holdings, Ltd..................    712,694    7,145,642       0.6%
  #Southern Cross Media Group, Ltd...........  2,546,520    4,590,720       0.4%
  Spark Infrastructure Group, Ltd............  4,761,050    6,199,067       0.6%
  Super Retail Group, Ltd....................    836,106    6,595,224       0.6%
  Ten Network Holdings, Ltd..................  3,492,166    5,185,837       0.5%
  Tower Australia Group, Ltd.................  1,617,790    7,093,004       0.6%
  #Transfield Services, Ltd..................  1,745,379    6,819,577       0.6%
  #UGL, Ltd..................................    332,576    5,514,381       0.5%
  #West Australian Newspapers Holdings, Ltd..  1,216,239    6,681,153       0.6%
  Other Securities...........................             373,863,826      34.0%
                                                         ------------      -----
TOTAL AUSTRALIA..............................             667,132,186      60.7%
                                                         ------------      -----

HONG KONG -- (18.1%).........................
  Giordano International, Ltd................  7,162,000    5,173,960       0.5%
  #Luk Fook Holdings International, Ltd......  1,226,000    4,554,137       0.4%
  #Pacific Basin Shipping, Ltd...............  7,551,000    4,685,250       0.4%
  #Techtronic Industries Co., Ltd............  4,086,000    5,598,146       0.5%
  Other Securities...........................             212,989,026      19.4%
                                                         ------------      -----
TOTAL HONG KONG..............................             233,000,519      21.2%
                                                         ------------      -----

MALAYSIA -- (0.0%)...........................
  Other Securities...........................                   4,355       0.0%
                                                         ------------      -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED




                                                                                                  Shares        Value++
                                                                                                  ------        -----
NEW ZEALAND -- (4.9%).......................................................................
  Fisher & Paykel Healthcare Corp., Ltd.....................................................   2,569,174     $6,437,606
  Sky City Entertainment Group, Ltd.........................................................   2,560,206      7,386,175
  Other Securities..........................................................................                 49,413,687
                                                                                                         --------------
TOTAL NEW ZEALAND...........................................................................                 63,237,468
                                                                                                         --------------

SINGAPORE -- (9.6%).........................................................................
  Other Securities..........................................................................                123,955,395
                                                                                                         --------------
TOTAL COMMON STOCKS.........................................................................              1,087,329,923
                                                                                                         --------------

RIGHTS/WARRANTS -- (0.0%)...................................................................
AUSTRALIA -- (0.0%).........................................................................
  Other Securities..........................................................................                      1,031
                                                                                                         --------------

SINGAPORE -- (0.0%).........................................................................
  Other Securities..........................................................................                    327,840
                                                                                                         --------------
TOTAL RIGHTS/WARRANTS.......................................................................                    328,871
                                                                                                         --------------

                                                                                                Face
                                                                                               Amount            Value+
                                                                                               ------            -----
                                                                                                (000)
TEMPORARY CASH INVESTMENTS -- (0.0%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $650,000 FNMA 2.24%, 07/06/15, valued at $666,250) to be repurchased at $653,010.........        $653        653,000
                                                                                                         --------------

                                                                                               Shares/
                                                                                                Face
                                                                                               Amount
                                                                                               ------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (15.7%)....................................................
(S)@DFA Short Term Investment Fund.......................................................... 201,646,000    201,646,000
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $454,600)## to be repurchased at
   $445,687.................................................................................        $446        445,686
                                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                202,091,686
                                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,019,396,170)......................................................................             $1,290,403,480
                                                                                                         ==============

                                                                                               Percentage
                                                                                             of Net Assets**
                                                                                             ---------------
NEW ZEALAND -- (4.9%).......................................................................
  Fisher & Paykel Healthcare Corp., Ltd.....................................................       0.6%
  Sky City Entertainment Group, Ltd.........................................................       0.6%
  Other Securities..........................................................................       4.5%
                                                                                                 ------
TOTAL NEW ZEALAND...........................................................................       5.7%
                                                                                                 ------

SINGAPORE -- (9.6%).........................................................................
  Other Securities..........................................................................      11.3%
                                                                                                 ------
TOTAL COMMON STOCKS.........................................................................      98.9%
                                                                                                 ------

RIGHTS/WARRANTS -- (0.0%)...................................................................
AUSTRALIA -- (0.0%).........................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------

SINGAPORE -- (0.0%).........................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
TOTAL RIGHTS/WARRANTS.......................................................................       0.0%
                                                                                                 ------





TEMPORARY CASH INVESTMENTS -- (0.0%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $650,000 FNMA 2.24%, 07/06/15, valued at $666,250) to be repurchased at $653,010.........       0.1%
                                                                                                 ------






SECURITIES LENDING COLLATERAL -- (15.7%)....................................................
(S)@DFA Short Term Investment Fund..........................................................      18.4%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $454,600)## to be repurchased at
   $445,687.................................................................................       0.0%
                                                                                                 ------
TOTAL SECURITIES LENDING COLLATERAL.........................................................      18.4%
                                                                                                 ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,019,396,170)......................................................................     117.4%
                                                                                                 ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                               -------------------------------------

                                    Investment in Securities (Market Value)
                               -------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks.................
  Australia................... $10,064,366 $  657,067,820   --    $  667,132,186
  Hong Kong...................   1,145,078    231,855,441   --       233,000,519
  Malaysia....................          --          4,355   --             4,355
  New Zealand.................      79,490     63,157,978   --        63,237,468
  Singapore...................     265,477    123,689,918   --       123,955,395
Rights/Warrants...............
  Australia...................         335            696   --             1,031
  Singapore...................     327,840             --   --           327,840
Temporary Cash Investments....          --        653,000   --           653,000
Securities Lending Collateral.          --    202,091,686   --       202,091,686
                               ----------- --------------   --    --------------

  TOTAL....................... $11,882,586 $1,278,520,894   --    $1,290,403,480
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                       Percentage
                                                 Shares      Value++ of Net Assets**
                                                 ------      -----   ---------------
COMMON STOCKS -- (98.3%).....................
Consumer Discretionary -- (21.1%)............
  *Berkeley Group Holdings P.L.C. (The)......   477,432 $  8,470,415       0.7%
  Daily Mail & General Trust P.L.C. Series A. 1,068,559    8,914,668       0.7%
  GKN P.L.C.................................. 3,596,147   13,418,925       1.0%
  *Inchcape P.L.C............................ 1,643,458   10,032,419       0.8%
  Informa P.L.C.............................. 1,496,188   10,439,622       0.8%
  Persimmon P.L.C............................ 1,099,320    8,892,926       0.7%
  Thomas Cook Group P.L.C.................... 3,007,335    8,628,710       0.7%
  United Business Media P.L.C................   917,439    9,278,061       0.7%
  William Hill P.L.C......................... 2,714,131   10,146,570       0.8%
  Other Securities...........................            182,552,238      14.3%
                                                        ------------      -----
Total Consumer Discretionary.................            270,774,554      21.2%
                                                        ------------      -----

Consumer Staples -- (4.1%)...................
  Tate & Lyle P.L.C.......................... 1,074,000   10,673,726       0.8%
  Other Securities...........................             42,603,978       3.4%
                                                        ------------      -----
Total Consumer Staples.......................             53,277,704       4.2%
                                                        ------------      -----

Energy -- (5.3%).............................
  *Afren P.L.C............................... 3,590,716    9,617,903       0.7%
  John Wood Group P.L.C...................... 1,071,070   12,427,861       1.0%
  *Premier Oil P.L.C.........................   422,955   14,215,573       1.1%
  Other Securities...........................             32,593,518       2.6%
                                                        ------------      -----
Total Energy.................................             68,854,855       5.4%
                                                        ------------      -----

Financials -- (12.9%)........................
  Aberdeen Asset Management P.L.C............ 2,716,498   10,379,884       0.8%
  Amlin P.L.C................................ 1,777,720   12,434,118       1.0%
  Catlin Group, Ltd. P.L.C................... 1,334,735    8,825,564       0.7%
  #Henderson Group P.L.C..................... 3,124,354    8,488,434       0.7%
  Hiscox, Ltd. P.L.C......................... 1,517,006   10,469,923       0.8%
  IG Group Holdings P.L.C.................... 1,317,769   10,309,471       0.8%
  #London Stock Exchange Group P.L.C.........   544,693    7,950,486       0.6%
  Provident Financial P.L.C..................   501,557    8,453,996       0.7%
  Other Securities...........................             88,613,962       6.9%
                                                        ------------      -----
Total Financials.............................            165,925,838      13.0%
                                                        ------------      -----

Health Care -- (1.6%)........................
  Other Securities...........................             20,875,412       1.7%
                                                        ------------      -----

Industrials -- (30.7%).......................
  Babcock International Group P.L.C.......... 1,312,221   14,056,564       1.1%
  Balfour Beatty P.L.C....................... 2,529,020   13,887,921       1.1%
  Carillion P.L.C............................ 1,610,191   10,568,104       0.8%
  Charter International P.L.C................   654,213    8,992,285       0.7%
  *Cookson Group P.L.C....................... 1,062,056   12,741,552       1.0%
  Firstgroup P.L.C........................... 1,710,421    9,294,198       0.7%
  Hays P.L.C................................. 5,207,030   10,371,657       0.8%
  Homeserve P.L.C............................ 1,162,452    9,497,191       0.8%
  IMI P.L.C.................................. 1,144,362   20,942,717       1.6%
  Intertek Group P.L.C.......................   518,306   18,412,693       1.4%
  Meggitt P.L.C.............................. 2,465,596   14,834,737       1.2%
  Melrose P.L.C.............................. 1,897,545   11,243,800       0.9%
  Michael Page International P.L.C........... 1,310,832   12,132,598       1.0%
  Rotork P.L.C...............................   366,679   10,536,732       0.8%
  Spirax-Sarco Engineering P.L.C.............   319,520   10,742,876       0.8%
  Stagecoach Group P.L.C..................... 2,035,130    8,401,445       0.7%
  Travis Perkins P.L.C.......................   881,638   15,879,591       1.3%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                                   Shares        Value++
                                                                                                   ------        -----
Industrials -- (Continued).....................................................................
  Ultra Electronics Holdings P.L.C.............................................................   283,178 $    8,176,431
  Other Securities.............................................................................              173,479,365
                                                                                                          --------------
Total Industrials..............................................................................              394,192,457
                                                                                                          --------------

Information Technology -- (10.9%)..............................................................
  Halma P.L.C.................................................................................. 1,541,075      9,624,609
  *Imagination Technologies Group P.L.C........................................................   936,573      7,839,064
  Logica P.L.C................................................................................. 6,203,909     14,055,074
  *Misys P.L.C................................................................................. 1,604,251      8,461,615
  Spectris P.L.C...............................................................................   515,234     12,767,765
  Other Securities.............................................................................               87,622,720
                                                                                                          --------------
Total Information Technology...................................................................              140,370,847
                                                                                                          --------------

Materials -- (7.0%)............................................................................
  Croda International P.L.C....................................................................   514,684     16,171,143
  Mondi P.L.C.................................................................................. 1,078,021     10,714,345
  Victrex P.L.C................................................................................   340,523      8,369,179
  Other Securities.............................................................................               54,257,575
                                                                                                          --------------
Total Materials................................................................................               89,512,242
                                                                                                          --------------

Real Estate Investment Trusts -- (0.0%)........................................................
  Other Securities.............................................................................                  402,049
                                                                                                          --------------

Telecommunication Services -- (1.8%)...........................................................
  Other Securities.............................................................................               23,040,222
                                                                                                          --------------

Utilities -- (2.9%)............................................................................
  *Drax Group P.L.C............................................................................ 1,388,611     10,227,374
  Northumbrian Water Group P.L.C............................................................... 1,966,497     11,537,216
  Pennon Group P.L.C........................................................................... 1,351,544     14,929,895
  Other Securities.............................................................................                  237,494
                                                                                                          --------------
Total Utilities................................................................................               36,931,979
                                                                                                          --------------
TOTAL COMMON STOCKS............................................................................            1,264,158,159
                                                                                                          --------------
PREFERRED STOCKS -- (0.0%).....................................................................
Consumer Staples -- (0.0%).....................................................................
  Other Securities.............................................................................                    4,548
                                                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)......................................................................
  Other Securities.............................................................................                   12,988
                                                                                                          --------------
                                                                                                  Face
                                                                                                 Amount           Value+
                                                                                                 ------           -----
                                                                                                 (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)...........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $775,000
   FNMA 2.24%, 07/06/15, valued at $794,375) to be repurchased at $780,021.....................      $780        780,000
                                                                                                          --------------

                                                                                                  Percentage
                                                                                                of Net Assets**
                                                                                                ---------------
Industrials -- (Continued).....................................................................
  Ultra Electronics Holdings P.L.C.............................................................       0.6%
  Other Securities.............................................................................      13.6%
                                                                                                     -----
Total Industrials..............................................................................      30.9%
                                                                                                     -----

Information Technology -- (10.9%)..............................................................
  Halma P.L.C..................................................................................       0.7%
  *Imagination Technologies Group P.L.C........................................................       0.6%
  Logica P.L.C.................................................................................       1.1%
  *Misys P.L.C.................................................................................       0.7%
  Spectris P.L.C...............................................................................       1.0%
  Other Securities.............................................................................       6.9%
                                                                                                     -----
Total Information Technology...................................................................      11.0%
                                                                                                     -----

Materials -- (7.0%)............................................................................
  Croda International P.L.C....................................................................       1.3%
  Mondi P.L.C..................................................................................       0.8%
  Victrex P.L.C................................................................................       0.7%
  Other Securities.............................................................................       4.2%
                                                                                                     -----
Total Materials................................................................................       7.0%
                                                                                                     -----

Real Estate Investment Trusts -- (0.0%)........................................................
  Other Securities.............................................................................       0.0%
                                                                                                     -----

Telecommunication Services -- (1.8%)...........................................................
  Other Securities.............................................................................       1.8%
                                                                                                     -----

Utilities -- (2.9%)............................................................................
  *Drax Group P.L.C............................................................................       0.8%
  Northumbrian Water Group P.L.C...............................................................       0.9%
  Pennon Group P.L.C...........................................................................       1.2%
  Other Securities.............................................................................       0.0%
                                                                                                     -----
Total Utilities................................................................................       2.9%
                                                                                                     -----
TOTAL COMMON STOCKS............................................................................      99.1%
                                                                                                     -----
PREFERRED STOCKS -- (0.0%).....................................................................
Consumer Staples -- (0.0%).....................................................................
  Other Securities.............................................................................       0.0%
                                                                                                     -----
RIGHTS/WARRANTS -- (0.0%)......................................................................
  Other Securities.............................................................................       0.0%
                                                                                                     -----




TEMPORARY CASH INVESTMENTS -- (0.1%)...........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $775,000
   FNMA 2.24%, 07/06/15, valued at $794,375) to be repurchased at $780,021.....................       0.1%
                                                                                                     -----

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                              Shares/
                                                                                               Face
                                                                                              Amount            Value+
                                                                                              ------            -----
                                                                                               (000)
SECURITIES LENDING COLLATERAL -- (1.6%).....................................................
(S)@DFA Short Term Investment Fund.......................................................... 20,248,051 $   20,248,051
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $128,343)## to be repurchased at
   $125,826.................................................................................       $126        125,826
                                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                20,373,877
                                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,032,781,538)......................................................................            $1,285,329,572
                                                                                                        ==============

                                                                                               Percentage
                                                                                             of Net Assets**
                                                                                             ---------------

SECURITIES LENDING COLLATERAL -- (1.6%).....................................................
(S)@DFA Short Term Investment Fund..........................................................       1.6%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $128,343)## to be repurchased at
   $125,826.................................................................................       0.0%
                                                                                                 ------
TOTAL SECURITIES LENDING COLLATERAL.........................................................       1.6%
                                                                                                 ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,032,781,538)......................................................................     100.8%
                                                                                                 ======

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                                 ----------------------------------------------

                                    Investment in Securities (Market Value)
                                 ----------------------------------------------
                                 Level 1     Level 2     Level 3     Total
                                 -------- -------------- ------- --------------
Common Stocks...................
  Consumer Discretionary........ $ 67,755 $  270,706,799   --    $  270,774,554
  Consumer Staples..............  319,369     52,958,335   --        53,277,704
  Energy........................       --     68,854,855   --        68,854,855
  Financials....................    7,425    165,918,413   --       165,925,838
  Health Care...................   34,533     20,840,879   --        20,875,412
  Industrials...................   97,512    394,094,945   --       394,192,457
  Information Technology........       --    140,370,847   --       140,370,847
  Materials.....................       --     89,512,242   --        89,512,242
  Real Estate Investment Trusts.       --        402,049   --           402,049
  Telecommunication Services....       --     23,040,222   --        23,040,222
  Utilities.....................       --     36,931,979   --        36,931,979
Preferred Stocks................
  Consumer Staples..............       --          4,548   --             4,548
Rights/Warrants.................       --         12,988   --            12,988
Temporary Cash Investments......       --        780,000   --           780,000
Securities Lending Collateral...       --     20,373,877   --        20,373,877
                                 -------- --------------   --    --------------
TOTAL........................... $526,594 $1,284,802,978   --    $1,285,329,572
                                 ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                              Percentage
                                        Shares      Value++ of Net Assets**
                                        ------      -----   ---------------
     COMMON STOCKS -- (82.6%).......
     AUSTRIA -- (2.1%)..............
       Andritz AG...................   108,026 $ 11,156,772       0.4%
       Other Securities.............             56,218,358       2.1%
                                               ------------      -----
     TOTAL AUSTRIA..................             67,375,130       2.5%
                                               ------------      -----

     BELGIUM -- (2.8%)..............
       Ackermans & van Haaren NV....    87,214    9,123,574       0.3%
       D'ieteren SA.................   129,060    9,373,552       0.3%
       Other Securities.............             74,770,233       2.8%
                                               ------------      -----
     TOTAL BELGIUM..................             93,267,359       3.4%
                                               ------------      -----

     DENMARK -- (2.3%)..............
       *Topdanmark A.S..............    53,386    9,808,134       0.3%
       Other Securities.............             64,927,456       2.4%
                                               ------------      -----
     TOTAL DENMARK..................             74,735,590       2.7%
                                               ------------      -----

     FINLAND -- (5.4%)..............
       *KCI Konecranes Oyj..........   245,559   11,813,486       0.5%
       Other Securities.............            163,658,230       6.0%
                                               ------------      -----
     TOTAL FINLAND..................            175,471,716       6.5%
                                               ------------      -----

     FRANCE -- (10.5%)..............
       Arkema SA....................   199,362   20,763,577       0.8%
       *Atos Origin SA..............   143,571    8,845,870       0.3%
       Nexans SA....................   110,500   11,711,186       0.4%
       *Rhodia SA...................   333,947   15,543,003       0.6%
       *Valeo SA....................   232,962   14,839,036       0.6%
       Other Securities.............            272,482,859      10.0%
                                               ------------      -----
     TOTAL FRANCE...................            344,185,531      12.7%
                                               ------------      -----

     GERMANY -- (12.4%).............
      #*Aareal Bank AG..............   423,110   12,827,414       0.5%
       #Aixtron SE..................   314,748   13,367,177       0.5%
       Aurubis AG...................   152,783    9,029,595       0.3%
       Bilfinger Berger SE..........   162,980   15,689,829       0.6%
       #MTU Aero Engines Holding AG.   176,697   13,526,481       0.5%
       Rheinmetall AG...............   120,000   10,757,796       0.4%
       Rhoen-Klinikum AG............   406,308    9,293,479       0.3%
      #*SGL Carbon SE...............   229,387   12,204,924       0.4%
       #Software AG.................    70,053   13,258,747       0.5%
       Symrise AG...................   330,233   10,869,746       0.4%
       Wincor Nixdorf AG............   119,287    9,859,086       0.4%
       Other Securities.............            274,313,538      10.1%
                                               ------------      -----
     TOTAL GERMANY..................            404,997,812      14.9%
                                               ------------      -----

     GREECE -- (2.2%)...............
       Other Securities.............             70,718,259       2.6%
                                               ------------      -----

     IRELAND -- (2.3%)..............
       DCC P.L.C. (0242493).........   308,989   10,308,113       0.4%
       *Dragon Oil P.L.C............ 1,347,570   12,561,228       0.4%
       Paddy Power P.L.C. (0258810).   180,573    8,824,308       0.3%
       Other Securities.............             42,932,391       1.6%
                                               ------------      -----
     TOTAL IRELAND..................             74,626,040       2.7%
                                               ------------      -----

     ISRAEL -- (2.4%)...............
       Other Securities.............             77,833,729       2.9%
                                               ------------      -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                Percentage
                                     Shares        Value++ of Net Assets**
                                     ------        -----   ---------------
     ITALY -- (7.2%)...............
       Bulgari SpA................. 525,731 $    9,575,649       0.3%
       Prysmian SpA................ 653,038     15,415,106       0.6%
       Other Securities............            211,495,780       7.8%
                                            --------------      -----
     TOTAL ITALY...................            236,486,535       8.7%
                                            --------------      -----

     NETHERLANDS -- (4.4%).........
       Aalberts Industries NV...... 377,504      9,547,547       0.4%
      #*ASM International NV....... 205,174      8,899,893       0.3%
       *CSM NV..................... 233,047      8,927,576       0.3%
       #Imtech NV.................. 272,622     10,353,369       0.4%
       Nutreco NV.................. 143,733     11,185,989       0.4%
       SBM Offshore NV............. 556,537     16,276,196       0.6%
       Other Securities............             77,583,584       2.9%
                                            --------------      -----
     TOTAL NETHERLANDS.............            142,774,154       5.3%
                                            --------------      -----

     NORWAY -- (2.8%)..............
       Other Securities............             91,009,733       3.3%
                                            --------------      -----

     PORTUGAL -- (0.8%)............
       Other Securities............             25,988,392       1.0%
                                            --------------      -----

     SPAIN -- (4.7%)...............
       #Grifols SA................. 457,616      9,058,317       0.4%
       Other Securities............            144,638,737       5.3%
                                            --------------      -----
     TOTAL SPAIN...................            153,697,054       5.7%
                                            --------------      -----

     SWEDEN -- (6.6%)..............
       Elekta AB Series B.......... 302,500     13,805,452       0.5%
       *Lundin Petroleum AB........ 699,240     10,612,260       0.4%
       #Trelleborg AB Series B..... 878,565     10,632,177       0.4%
       Other Securities............            180,911,547       6.7%
                                            --------------      -----
     TOTAL SWEDEN..................            215,961,436       8.0%
                                            --------------      -----

     SWITZERLAND -- (13.6%)........
       Aryzta AG................... 289,931     16,171,926       0.6%
      #*Clariant AG................ 928,757     19,280,933       0.7%
       *Dufry AG...................  65,162      8,524,342       0.3%
       #Galenica Holding AG........  18,828     12,432,711       0.5%
       *GAM Holding AG............. 780,910     15,391,811       0.6%
       *George Fisher AG...........  15,351     10,037,208       0.4%
       Helvetia Holding AG.........  22,754     10,683,310       0.4%
      #*Logitech International SA.. 676,961      9,387,974       0.3%
      #*Meyer Burger Technology AG. 200,895     10,050,669       0.4%
       *Nobel Biocare Holding AG... 478,680     10,633,007       0.4%
       PSP Swiss Property AG....... 148,327     13,503,004       0.5%
       Sulzer AG...................  76,216     13,768,437       0.5%
       Swiss Life Holding AG.......  93,938     17,151,719       0.6%
      #*Temenos Group AG........... 259,801      8,642,205       0.3%
       Other Securities............            268,508,651       9.9%
                                            --------------      -----
     TOTAL SWITZERLAND.............            444,167,907      16.4%
                                            --------------      -----

     UNITED KINGDOM -- (0.1%)......
       Other Securities............              3,033,111       0.1%
                                            --------------      -----
     TOTAL COMMON STOCKS...........          2,696,329,488      99.4%
                                            --------------      -----
     RIGHTS/WARRANTS -- (0.0%).....
     BELGIUM -- (0.0%).............
       Other Securities............                  2,080       0.0%
                                            --------------      -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                                  Shares        Value++
                                                                                                  ------        -----
DENMARK -- (0.0%)..............................................................................
  Other Securities.............................................................................              $        8,623
                                                                                                             --------------

FRANCE -- (0.0%)...............................................................................
  Other Securities.............................................................................                      14,164
                                                                                                             --------------

GREECE -- (0.0%)...............................................................................
  Other Securities.............................................................................                          --
                                                                                                             --------------

ITALY -- (0.0%)................................................................................
  Other Securities.............................................................................                       5,453
                                                                                                             --------------

NORWAY -- (0.0%)...............................................................................
  Other Securities.............................................................................                       1,757
                                                                                                             --------------

PORTUGAL -- (0.0%).............................................................................
  Other Securities.............................................................................                      80,321
                                                                                                             --------------

SPAIN -- (0.0%)................................................................................
  Other Securities.............................................................................                      71,955
                                                                                                             --------------

SWITZERLAND -- (0.0%)..........................................................................
  Other Securities.............................................................................                         319
                                                                                                             --------------
TOTAL RIGHTS/WARRANTS..........................................................................                     184,672
                                                                                                             --------------

                                                                                                   Face
                                                                                                  Amount        Value+
                                                                                                  ------        -----
                                                                                                   (000)
TEMPORARY CASH INVESTMENTS -- (0.0%)...........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $980,000
   FNMA 2.24%, 07/06/15, valued at $1,004,500) to be repurchased at $985,016...................        $985         985,000
                                                                                                             --------------

                                                                                                  Shares/
                                                                                                   Face
                                                                                                  Amount
                                                                                                  ------
                                                                                                   (000)
SECURITIES LENDING COLLATERAL -- (17.4%).......................................................
(S)@DFA Short Term Investment Fund............................................................. 565,595,550     565,595,550
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,822,713)## to be repurchased at
   $1,786,980..................................................................................      $1,787       1,786,974
                                                                                                             --------------
TOTAL SECURITIES LENDING COLLATERAL............................................................                 567,382,524
                                                                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,542,449,640).........................................................................              $3,264,881,684
                                                                                                             ==============

                                                                                                  Percentage
                                                                                                of Net Assets**
                                                                                                ---------------
DENMARK -- (0.0%)..............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

FRANCE -- (0.0%)...............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

GREECE -- (0.0%)...............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

ITALY -- (0.0%)................................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

NORWAY -- (0.0%)...............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

PORTUGAL -- (0.0%).............................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

SPAIN -- (0.0%)................................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------

SWITZERLAND -- (0.0%)..........................................................................
  Other Securities.............................................................................       0.0%
                                                                                                    ------
TOTAL RIGHTS/WARRANTS..........................................................................       0.0%
                                                                                                    ------





TEMPORARY CASH INVESTMENTS -- (0.0%)...........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $980,000
   FNMA 2.24%, 07/06/15, valued at $1,004,500) to be repurchased at $985,016...................       0.0%
                                                                                                    ------






SECURITIES LENDING COLLATERAL -- (17.4%).......................................................
(S)@DFA Short Term Investment Fund.............................................................      20.8%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,822,713)## to be repurchased at
   $1,786,980..................................................................................       0.1%
                                                                                                    ------
TOTAL SECURITIES LENDING COLLATERAL............................................................      20.9%
                                                                                                    ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,542,449,640).........................................................................     120.3%
                                                                                                    ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                               Valuation Inputs
                               -------------------------------------------------

                                    Investment in Securities (Market Value)
                               -------------------------------------------------
                                 Level 1      Level 2     Level 3     Total
                               ----------- -------------- ------- --------------
Common Stocks
  Austria                      $   123,646 $   67,251,484   --    $   67,375,130
  Belgium                          287,009     92,980,350   --        93,267,359
  Denmark                          331,264     74,404,326   --        74,735,590
  Finland                               --    175,471,716   --       175,471,716
  France                           253,573    343,931,958   --       344,185,531
  Germany                        1,637,837    403,359,975   --       404,997,812
  Greece                         2,097,516     68,620,743   --        70,718,259
  Ireland                           26,116     74,599,924   --        74,626,040
  Israel                         4,556,230     73,277,499   --        77,833,729
  Italy                                 --    236,486,535   --       236,486,535
  Netherlands                           --    142,774,154   --       142,774,154
  Norway                                --     91,009,733   --        91,009,733
  Portugal                              --     25,988,392   --        25,988,392
  Spain                          3,333,060    150,363,994   --       153,697,054
  Sweden                            11,558    215,949,878   --       215,961,436
  Switzerland                       93,555    444,074,352   --       444,167,907
  United Kingdom                        --      3,033,111   --         3,033,111
Rights/Warrants
  Belgium                            2,080             --   --             2,080
  Denmark                            8,623             --   --             8,623
  France                            14,164             --   --            14,164
  Greece                                --             --   --                --
  Italy                              5,453             --   --             5,453
  Norway                                --          1,757   --             1,757
  Portugal                          80,321             --   --            80,321
  Spain                             71,388            567   --            71,955
  Switzerland                          319             --   --               319
Temporary Cash Investments              --        985,000   --           985,000
Securities Lending Collateral           --    567,382,524   --       567,382,524
                               ----------- --------------   --    --------------

TOTAL                          $12,933,712 $3,251,947,972   --    $3,264,881,684
                               =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                    Percentage
                                            Shares     Value++    of Net Assets**
                                            ------     -----      ---------------
COMMON STOCKS -- (77.9%)..................
Consumer Discretionary -- (7.8%)..........
  Astral Media, Inc. Class A..............   195,947 $  7,623,325       0.8%
  #Corus Entertainment, Inc. Class B......   295,300    6,207,807       0.7%
 #*Dollarama, Inc.........................   197,346    6,184,335       0.7%
  Groupe Aeroplan, Inc....................   696,151    9,542,967       1.0%
 #*Imax Corp..............................   270,137    9,496,123       1.0%
  Quebecor, Inc. Class B..................   169,593    6,024,437       0.6%
  #RONA, Inc..............................   470,775    6,881,381       0.7%
  Other Securities........................             43,360,688       4.5%
                                                     ------------      -----
Total Consumer Discretionary..............             95,321,063      10.0%
                                                     ------------      -----

Consumer Staples -- (1.9%)................
  Other Securities........................             23,292,761       2.4%
                                                     ------------      -----

Energy -- (19.7%).........................
  #AltaGas, Ltd...........................   257,664    6,911,708       0.7%
  *Bankers Petroleum, Ltd.................   810,182    7,107,235       0.8%
  *BlackPearl Resources, Inc..............   954,830    8,043,117       0.8%
  #Daylight Energy, Ltd...................   724,488    8,315,742       0.9%
  #Ensign Energy Services, Inc............   448,952    8,669,189       0.9%
  *Legacy Oil & Gas, Inc..................   422,302    6,016,626       0.6%
  #Mullen Group, Ltd......................   264,757    5,937,899       0.6%
  *Precision Drilling Corp................   773,845   11,720,339       1.2%
  *Progress Energy Resources Corp.........   529,187    7,237,415       0.8%
  ShawCor, Ltd............................   222,500    7,962,638       0.8%
 #*SouthGobi Resources, Ltd...............   475,269    5,967,548       0.6%
  #Trican Well Service, Ltd...............   494,693   12,192,824       1.3%
 #*Uranium One, Inc....................... 1,819,900    7,578,509       0.8%
  Other Securities........................            137,946,677      14.4%
                                                     ------------      -----
Total Energy..............................            241,607,466      25.2%
                                                     ------------      -----

Financials -- (5.4%)......................
  AGF Management, Ltd. Class B............   330,879    6,924,276       0.7%
  #Canadian Western Bank..................   240,300    7,698,032       0.8%
  Home Capital Group, Inc.................   120,600    7,265,444       0.8%
  #TMX Group, Inc.........................   231,476    9,923,021       1.0%
  Other Securities........................             34,451,268       3.6%
                                                     ------------      -----
Total Financials..........................             66,262,041       6.9%
                                                     ------------      -----

Health Care -- (2.4%).....................
  *SXC Health Solutions Corp..............   187,154   10,343,268       1.1%
  Other Securities........................             19,548,934       2.0%
                                                     ------------      -----
Total Health Care.........................             29,892,202       3.1%
                                                     ------------      -----

Industrials -- (7.7%).....................
  CAE, Inc................................   530,943    7,154,810       0.7%
  IESI-BFC, Ltd...........................   352,770    8,952,077       0.9%
  #Ritchie Brothers Auctioneers, Inc......   290,737    9,114,051       1.0%
  #Russel Metals, Inc.....................   243,400    6,688,580       0.7%
  Toromont Industries, Ltd................   279,959    9,755,587       1.0%
  Other Securities........................             52,528,563       5.5%
                                                     ------------      -----
Total Industrials.........................             94,193,668       9.8%
                                                     ------------      -----

Information Technology -- (4.4%)..........
  *Celestica, Inc.........................   847,607    9,379,533       1.0%
  MacDonald Dettweiler & Associates, Ltd..   152,820    9,208,126       0.9%
 #*Open Text Corp.........................   190,644   11,678,620       1.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                             Shares            Value++
                                                                                             ------            -----
Information Technology -- (Continued)
  Other Securities                                                                                      $   23,586,681
Total Information Technology                                                                                53,852,960

Materials -- (27.0%)
  #Alamos Gold, Inc.                                                                            423,220      7,103,243
  *Consolidated Thompson Iron Mines, Ltd.                                                       656,633     11,881,369
 #*Detour Gold Corp.                                                                            237,256      8,019,285
 #*Euro Goldfields, Ltd.                                                                        521,960      7,259,941
 #*First Majestic Silver Corp.                                                                  326,583      6,848,181
  HudBay Minerals, Inc.                                                                         583,822      9,317,457
  *Lake Shore Gold Corp.                                                                      1,280,732      5,495,716
  #Methanex Corp.                                                                               379,100     12,256,692
  *New Gold, Inc.                                                                               539,829      6,064,982
 #*NovaGold Resources, Inc.                                                                     499,855      6,434,745
  *Quadra FNX Mining, Ltd.                                                                      611,063     10,029,920
  *SEMAFO, Inc.                                                                                 949,885      8,071,739
  Sherritt International Corp.                                                                1,042,326      8,813,199
 #*Silver Standard Resources, Inc.                                                              284,767      9,905,070
  Silvercorp Metals, Inc.                                                                       620,630      8,448,676
 #*Thompson Creek Metals Co., Inc.                                                              584,600      7,185,856
  West Fraser Timber Co., Ltd.                                                                  131,316      7,466,893
  Other Securities                                                                                         190,355,911
                                                                                                        --------------
Total Materials                                                                                            330,958,875
                                                                                                        --------------

Real Estate Investment Trusts -- (0.1%)
  Other Securities                                                                                             562,745
                                                                                                        --------------
Telecommunication Services -- (0.2%)

  Other Securities                                                                                           2,617,421
                                                                                                        --------------

Utilities -- (1.3%)
  Other Securities                                                                                          15,709,835
                                                                                                        --------------
TOTAL COMMON STOCKS                                                                                        954,271,037
                                                                                                        --------------

                                                                                              Face
                                                                                             Amount             Value+
                                                                                             ------             -----
                                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (0.0%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $605,000 FNMA 2.24%, 07/06/15, valued at $620,125) to be repurchased at $606,010                $606        606,000
                                                                                                        --------------

                                                                                             Shares/
                                                                                              Face
                                                                                             Amount
                                                                                             ------
                                                                                              (000)
SECURITIES LENDING COLLATERAL -- (22.1%)
(S)@DFA Short Term Investment Fund                                                          269,460,449    269,460,449
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,008,564)## to be repurchased at
   $988,791............................................................................... $        989        988,788
                                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL                                                                        270,449,237
                                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,043,681,080)                                                                                  $1,225,326,274
                                                                                                        ==============

                                                                                             Percentage
                                                                                           of Net Assets**
                                                                                           ---------------
Information Technology -- (Continued)
  Other Securities                                                                               2.5%
Total Information Technology                                                                     5.6%

Materials -- (27.0%)
  #Alamos Gold, Inc.                                                                             0.7%
  *Consolidated Thompson Iron Mines, Ltd.                                                        1.2%
 #*Detour Gold Corp.                                                                             0.8%
 #*Euro Goldfields, Ltd.                                                                         0.8%
 #*First Majestic Silver Corp.                                                                   0.7%
  HudBay Minerals, Inc.                                                                          1.0%
  *Lake Shore Gold Corp.                                                                         0.6%
  #Methanex Corp.                                                                                1.3%
  *New Gold, Inc.                                                                                0.6%
 #*NovaGold Resources, Inc.                                                                      0.7%
  *Quadra FNX Mining, Ltd.                                                                       1.1%
  *SEMAFO, Inc.                                                                                  0.8%
  Sherritt International Corp.                                                                   0.9%
 #*Silver Standard Resources, Inc.                                                               1.0%
  Silvercorp Metals, Inc.                                                                        0.9%
 #*Thompson Creek Metals Co., Inc.                                                               0.8%
  West Fraser Timber Co., Ltd.                                                                   0.8%
  Other Securities                                                                              19.9%
                                                                                               ------
Total Materials                                                                                 34.6%
                                                                                               ------

Real Estate Investment Trusts -- (0.1%)
  Other Securities                                                                               0.1%
                                                                                               ------
Telecommunication Services -- (0.2%)

  Other Securities                                                                               0.3%
                                                                                               ------

Utilities -- (1.3%)
  Other Securities                                                                               1.7%
                                                                                               ------
TOTAL COMMON STOCKS                                                                             99.7%
                                                                                               ------





TEMPORARY CASH INVESTMENTS -- (0.0%)
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $605,000 FNMA 2.24%, 07/06/15, valued at $620,125) to be repurchased at $606,010              0.1%
                                                                                               ------






SECURITIES LENDING COLLATERAL -- (22.1%)
(S)@DFA Short Term Investment Fund                                                              28.1%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,008,564)## to be repurchased at
   $988,791...............................................................................       0.1%
                                                                                               ------
TOTAL SECURITIES LENDING COLLATERAL                                                             28.2%
                                                                                               ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,043,681,080)                                                                         128.0%
                                                                                               ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                  Valuation Inputs
                                  ------------------------------------------------

                                      Investment in Securities (Market Value)
                                  ------------------------------------------------
                                    Level 1      Level 2    Level 3     Total
                                  ------------ ------------ ------- --------------
Common Stocks....................
  Consumer Discretionary          $ 95,321,063           --   --    $   95,321,063
  Consumer Staples                  23,292,761           --   --        23,292,761
  Energy                           241,607,466           --   --       241,607,466
  Financials                        66,262,041           --   --        66,262,041
  Health Care                       29,892,202           --   --        29,892,202
  Industrials                       94,193,668           --   --        94,193,668
  Information Technology            53,852,960           --   --        53,852,960
  Materials                        330,958,875           --   --       330,958,875
  Real Estate Investment Trusts        562,745           --   --           562,745
  Telecommunication Services         2,617,421           --   --         2,617,421
  Utilities                         15,709,835           --   --        15,709,835
Temporary Cash Investments.......           -- $    606,000   --           606,000
Securities Lending Collateral....           --  270,449,237   --       270,449,237
                                  ------------ ------------   --    --------------
TOTAL............................ $954,271,037 $271,055,237   --    $1,225,326,274
                                  ============ ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                     Percentage
                                                             Shares        Value++ of Net Assets**
                                                             ------        -----   ---------------
COMMON STOCKS -- (85.0%)..................................
BRAZIL -- (4.6%)..........................................
  BRF - Brasil Foods SA ADR...............................    590,060 $ 12,220,143       0.4%
  Petroleo Brasilerio SA ADR..............................  1,009,389   37,680,491       1.4%
  #Vale SA Sponsored ADR..................................    375,714   12,548,848       0.4%
  Other Securities........................................              70,233,484       2.6%
                                                                      ------------      -----
TOTAL BRAZIL..............................................             132,682,966       4.8%
                                                                      ------------      -----

CHILE -- (1.7%)...........................................
  Other Securities........................................              50,098,578       1.8%
                                                                      ------------      -----

CHINA -- (12.0%)..........................................
  Bank of China, Ltd...................................... 40,360,100   22,390,727       0.8%
  China Construction Bank Corp............................ 26,181,590   24,825,704       0.9%
  #China Life Insurance Co., Ltd. ADR.....................    250,705   13,460,351       0.5%
  #China Mobile, Ltd. Sponsored ADR.......................    696,697   32,110,765       1.2%
  #CNOOC, Ltd. ADR........................................     68,756   17,151,184       0.6%
  Industrial & Commercial Bank of China, Ltd. Series H.... 35,627,185   30,219,447       1.1%
  #PetroChina Co., Ltd. ADR...............................    116,910   17,019,758       0.6%
  #Tencent Holdings, Ltd..................................    700,600   20,095,538       0.8%
  Other Securities........................................             172,363,905       6.3%
                                                                      ------------      -----
TOTAL CHINA...............................................             349,637,379      12.8%
                                                                      ------------      -----

COLOMBIA -- (0.4%)........................................
  Other Securities........................................              10,070,883       0.4%
                                                                      ------------      -----

CZECH REPUBLIC -- (0.6%)..................................
  Other Securities........................................              18,089,752       0.7%
                                                                      ------------      -----

EGYPT -- (0.1%)...........................................
  Other Securities........................................               3,237,365       0.1%
                                                                      ------------      -----

HUNGARY -- (0.7%).........................................
  Other Securities........................................              19,965,905       0.7%
                                                                      ------------      -----

INDIA -- (8.4%)...........................................
  HDFC Bank, Ltd..........................................    306,074   15,870,362       0.6%
  Infosys Technologies, Ltd...............................    282,676   18,581,616       0.7%
  #Infosys Technologies, Ltd. Sponsored ADR...............    233,496   15,219,269       0.5%
  Reliance Industries, Ltd................................  1,645,075   36,515,394       1.3%
  Tata Consultancy Services, Ltd..........................    481,215   12,667,589       0.5%
  Other Securities........................................             146,193,541       5.3%
                                                                      ------------      -----
TOTAL INDIA...............................................             245,047,771       8.9%
                                                                      ------------      -----

INDONESIA -- (2.5%).......................................
  PT Astra International Tbk..............................  2,078,561   13,661,027       0.5%
  Other Securities........................................              59,463,387       2.2%
                                                                      ------------      -----
TOTAL INDONESIA...........................................              73,124,414       2.7%
                                                                      ------------      -----

ISRAEL -- (0.0%)..........................................
  Other Securities........................................                      37       0.0%
                                                                      ------------      -----

MALAYSIA -- (3.4%)........................................
  Other Securities........................................              98,899,092       3.6%
                                                                      ------------      -----

MEXICO -- (6.2%)..........................................
  #America Movil S.A.B. de C.V. Series L.................. 22,345,121   64,016,791       2.3%
  #Fomento Economico Mexicano S.A.B. de C.V. Series B & D.  2,109,900   13,267,863       0.5%
  Grupo Mexico S.A.B. de C.V. Series B....................  3,928,317   13,602,050       0.5%
  #Wal-Mart de Mexico S.A.B. de C.V. Series V.............  6,300,780   19,704,134       0.7%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             Percentage
                                                   Shares          Value++ of Net Assets**
                                                   ------          -----   ---------------
MEXICO -- (Continued)...........................
  Other Securities..............................            $   70,617,877       2.6%
                                                            --------------      -----
TOTAL MEXICO....................................               181,208,715       6.6%
                                                            --------------      -----

PERU -- (0.4%)..................................
  Other Securities..............................                11,168,752       0.4%
                                                            --------------      -----

PHILIPPINES -- (0.4%)...........................
  Other Securities..............................                12,189,372       0.5%
                                                            --------------      -----

POLAND -- (1.4%)................................
  Other Securities..............................                39,864,572       1.5%
                                                            --------------      -----

RUSSIA -- (5.0%)................................
  Gazprom OAO Sponsored ADR.....................  3,487,010     59,083,004       2.1%
  Lukoil OAO Sponsored ADR......................    354,178     24,616,048       0.9%
  MMC Norilsk Nickel JSC ADR....................    597,703     16,545,199       0.6%
  Other Securities..............................                45,640,181       1.7%
                                                            --------------      -----
TOTAL RUSSIA....................................               145,884,432       5.3%
                                                            --------------      -----

SOUTH AFRICA -- (7.8%)..........................
  Impala Platinum Holdings, Ltd.................    478,692     14,970,063       0.5%
  MTN Group, Ltd................................  1,659,950     36,468,496       1.3%
  Naspers, Ltd. Series N........................    324,237     19,216,311       0.7%
  #Sasol, Ltd. Sponsored ADR....................    721,569     41,721,120       1.5%
  Standard Bank Group, Ltd......................    861,864     13,536,033       0.5%
  Other Securities..............................               102,788,992       3.8%
                                                            --------------      -----
TOTAL SOUTH AFRICA..............................               228,701,015       8.3%
                                                            --------------      -----

SOUTH KOREA -- (14.3%)..........................
  Hyundai Heavy Industries Co., Ltd.............     39,086     19,548,628       0.7%
  #Hyundai Mobis................................     53,070     17,800,124       0.6%
  Hyundai Motor Co., Ltd........................     95,919     22,123,640       0.8%
  Kia Motors Corp...............................    225,130     16,195,539       0.6%
  LG Chemical, Ltd..............................     32,392     16,092,933       0.6%
  POSCO.........................................     46,060     20,212,768       0.7%
  #Samsung Electronics Co., Ltd.................     95,982     80,171,919       2.9%
  Samsung Electronics Co., Ltd. GDR.............     49,372     20,610,804       0.8%
  #SK Innovation Co., Ltd.......................     51,889     11,287,927       0.4%
  Other Securities..............................               193,951,277       7.1%
                                                            --------------      -----
TOTAL SOUTH KOREA...............................               417,995,559      15.2%
                                                            --------------      -----

TAIWAN -- (11.6%)...............................
  China Steel Corp..............................  9,036,342     11,189,970       0.4%
  Formosa Chemicals & Fiber Co., Ltd............  3,356,445     13,573,038       0.5%
  Formosa Plastics Corp.........................  4,522,648     18,520,887       0.7%
  Hon Hai Precision Industry Co., Ltd...........  5,190,997     19,712,931       0.7%
  HTC Corp......................................    553,558     25,196,124       0.9%
  Nan Ya Plastic Corp...........................  6,052,564     18,590,966       0.7%
  #Taiwan Semiconductor Manufacturing Co., Ltd.. 22,386,808     57,903,170       2.1%
  Other Securities..............................               174,610,573       6.4%
                                                            --------------      -----
TOTAL TAIWAN....................................               339,297,659      12.4%
                                                            --------------      -----

THAILAND -- (1.9%)..............................
  Other Securities..............................                54,725,930       2.0%
                                                            --------------      -----

TURKEY -- (1.6%)................................
  Other Securities..............................                47,787,564       1.7%
                                                            --------------      -----
TOTAL COMMON STOCKS.............................             2,479,677,712      90.4%
                                                            --------------      -----

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                             Shares           Value++
                                                                                             ------           -----
PREFERRED STOCKS -- (8.3%)................................................................
BRAZIL -- (8.3%)..........................................................................
  Banco Bradesco SA.......................................................................   1,584,132 $   31,396,667
  Cia de Bebidas das Americas SA Preferred ADR............................................     661,939     21,565,973
  Itau Unibanco Holding SA................................................................   1,765,755     41,248,091
  Petroleo Brasilerio SA ADR..............................................................   1,376,550     45,935,474
  Vale SA Series A........................................................................   1,412,691     41,405,531
  Other Securities........................................................................                 61,470,052
                                                                                                       --------------
TOTAL BRAZIL..............................................................................                243,021,788
                                                                                                       --------------
TOTAL PREFERRED STOCKS....................................................................                243,021,788
                                                                                                       --------------
RIGHTS/WARRANTS -- (0.0%).................................................................
BRAZIL -- (0.0%)..........................................................................
  Other Securities........................................................................                        106
                                                                                                       --------------

TAIWAN -- (0.0%)..........................................................................
  Other Securities........................................................................                     26,088
                                                                                                       --------------
TOTAL RIGHTS/WARRANTS.....................................................................                     26,194
                                                                                                       --------------

                                                                                              Face
                                                                                             Amount            Value+
                                                                                             ------            -----
                                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)......................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $6,705,000 FNMA 2.24%, 07/06/15, valued at $6,872,625) to be repurchased at $6,769,107.      $6,769      6,769,000
                                                                                                       --------------

                                                                                             Shares/
                                                                                              Face
                                                                                             Amount
                                                                                             ------
                                                                                              (000)
SECURITIES LENDING COLLATERAL -- (6.5%)...................................................
(S)@DFA Short Term Investment Fund........................................................ 188,392,000    188,392,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $179,153)## to be repurchased at
   $175,641...............................................................................        $176        175,640
                                                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                188,567,640
                                                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,415,552,525)....................................................................             $2,918,062,334
                                                                                                       ==============

                                                                                             Percentage
                                                                                           of Net Assets**
                                                                                           ---------------
PREFERRED STOCKS -- (8.3%)................................................................
BRAZIL -- (8.3%)..........................................................................
  Banco Bradesco SA.......................................................................       1.2%
  Cia de Bebidas das Americas SA Preferred ADR............................................       0.8%
  Itau Unibanco Holding SA................................................................       1.5%
  Petroleo Brasilerio SA ADR..............................................................       1.7%
  Vale SA Series A........................................................................       1.5%
  Other Securities........................................................................       2.2%
                                                                                               ------
TOTAL BRAZIL..............................................................................       8.9%
                                                                                               ------
TOTAL PREFERRED STOCKS....................................................................       8.9%
                                                                                               ------
RIGHTS/WARRANTS -- (0.0%).................................................................
BRAZIL -- (0.0%)..........................................................................
  Other Securities........................................................................       0.0%
                                                                                               ------

TAIWAN -- (0.0%)..........................................................................
  Other Securities........................................................................       0.0%
                                                                                               ------
TOTAL RIGHTS/WARRANTS.....................................................................       0.0%
                                                                                               ------





TEMPORARY CASH INVESTMENTS -- (0.2%)......................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $6,705,000 FNMA 2.24%, 07/06/15, valued at $6,872,625) to be repurchased at $6,769,107.       0.2%
                                                                                               ------






SECURITIES LENDING COLLATERAL -- (6.5%)...................................................
(S)@DFA Short Term Investment Fund........................................................       6.9%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $179,153)## to be repurchased at
   $175,641...............................................................................       0.0%
                                                                                               ------
TOTAL SECURITIES LENDING COLLATERAL.......................................................       6.9%
                                                                                               ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,415,552,525)....................................................................     106.4%
                                                                                               ======

THE EMERGING MARKETS SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks.................
  Brazil...................... $132,682,966             --   --    $  132,682,966
  Chile.......................   50,098,578             --   --        50,098,578
  China.......................  100,798,351 $  248,839,028   --       349,637,379
  Colombia....................   10,070,883             --   --        10,070,883
  Czech Republic..............           --     18,089,752   --        18,089,752
  Egypt.......................           --      3,237,365   --         3,237,365
  Hungary.....................           --     19,965,905   --        19,965,905
  India.......................   30,113,356    214,934,415   --       245,047,771
  Indonesia...................           --     73,124,414   --        73,124,414
  Israel......................           --             37   --                37
  Malaysia....................    2,163,060     96,736,032   --        98,899,092
  Mexico......................  181,200,077          8,638   --       181,208,715
  Peru........................   11,168,752             --   --        11,168,752
  Philippines.................           --     12,189,372   --        12,189,372
  Poland......................           --     39,864,572   --        39,864,572
  Russia......................      740,666    145,143,766   --       145,884,432
  South Africa................   64,559,947    164,141,068   --       228,701,015
  South Korea.................    5,334,552    412,661,007   --       417,995,559
  Taiwan......................    9,062,700    330,234,959   --       339,297,659
  Thailand....................   54,725,930             --   --        54,725,930
  Turkey......................      443,693     47,343,871   --        47,787,564
Preferred Stocks..............
  Brazil......................  243,021,788             --   --       243,021,788
Rights/Warrants...............
  Brazil......................          106             --   --               106
  Taiwan......................           --         26,088   --            26,088
Temporary Cash Investments....           --      6,769,000   --         6,769,000
Securities Lending Collateral.           --    188,567,640   --       188,567,640
                               ------------ --------------   --    --------------
TOTAL......................... $896,185,405 $2,021,876,929   --    $2,918,062,334
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                April 30, 2011
                                  (Unaudited)

                                                                                 Percentage
                                                        Shares      Value++ of Net Assets**
                                                        ------      -----   ---------------
COMMON STOCKS -- (88.6%)...........................
ARGENTINA -- (0.0%)................................
  Other Securities.................................            $          1       0.0%
                                                               ------------      -----

BRAZIL -- (7.4%)...................................
  *Anhanguera Educacional Participacoes SA.........    288,445    6,441,058       0.3%
  *BR Malls Participacoes SA.......................    567,258    5,992,771       0.3%
  *Cia Hering SA...................................    315,490    6,828,397       0.3%
  Diagnosticos Da America SA.......................    507,200    6,809,092       0.3%
  Duratex SA.......................................    624,462    6,569,315       0.3%
  *Localiza Rent a Car SA..........................    268,500    4,616,657       0.2%
  Lojas Renner SA..................................    273,700   10,142,836       0.5%
  Sul America SA...................................    411,948    5,357,524       0.3%
  Totvs SA.........................................    267,020    5,110,585       0.2%
  Other Securities.................................             118,512,845       5.4%
                                                               ------------      -----
TOTAL BRAZIL.......................................             176,381,080       8.1%
                                                               ------------      -----

CHILE -- (2.1%)....................................
  Other Securities.................................              49,538,319       2.3%
                                                               ------------      -----

CHINA -- (12.5%)...................................
  *Brilliance China Automotive Holdings, Ltd....... 11,292,000   11,072,619       0.5%
  #ENN Energy Holdings, Ltd........................  2,178,000    7,441,116       0.3%
  #Lonking Holdings, Ltd...........................  6,648,000    4,905,480       0.2%
 #*Semiconductor Manufacturing International Corp.. 93,483,000    8,383,100       0.4%
  Other Securities.................................             266,309,787      12.2%
                                                               ------------      -----
TOTAL CHINA........................................             298,112,102      13.6%
                                                               ------------      -----

HUNGARY -- (0.1%)..................................
  Other Securities.................................               3,876,120       0.2%
                                                               ------------      -----

INDIA -- (10.0%)...................................
  Other Securities.................................             239,196,971      10.9%
                                                               ------------      -----

INDONESIA -- (3.4%)................................
  PT Charoen Pokphand Indonesia Tbk................ 30,466,000    6,876,300       0.3%
  PT Kalbe Farma Tbk............................... 12,304,238    5,148,026       0.2%
  Other Securities.................................              68,716,159       3.2%
                                                               ------------      -----
TOTAL INDONESIA....................................              80,740,485       3.7%
                                                               ------------      -----

ISRAEL -- (0.0%)...................................
  Other Securities.................................                 651,403       0.0%
                                                               ------------      -----

MALAYSIA -- (5.1%).................................
  Dialog Group Berhad..............................  6,956,692    5,854,232       0.2%
  Other Securities.................................             117,449,179       5.4%
                                                               ------------      -----
TOTAL MALAYSIA.....................................             123,303,411       5.6%
                                                               ------------      -----

MEXICO -- (3.5%)...................................
  Embotelladora Arca S.A.B. de C.V.................  1,891,600   11,485,953       0.5%
 #*Empresas ICA S.A.B. de C.V. Sponsored ADR.......    681,589    6,727,283       0.3%
  Grupo Continental S.A.B. de C.V..................  3,036,559   11,368,928       0.5%
  *Industrias CH S.A.B. de C.V. Series B...........  1,172,808    4,647,750       0.2%
  Other Securities.................................              48,669,626       2.3%
                                                               ------------      -----
TOTAL MEXICO.......................................              82,899,540       3.8%
                                                               ------------      -----

PHILIPPINES -- (2.3%)..............................
  Other Securities.................................              54,232,225       2.5%
                                                               ------------      -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         Percentage
                                                              Shares        Value++ of Net Assets**
                                                              ------        -----   ---------------
POLAND -- (2.2%)..........................................
  Other Securities........................................           $   54,175,832       2.5%
                                                                     --------------      -----
SOUTH AFRICA -- (8.4%)....................................
  Adcock Ingram Holdings, Ltd.............................   565,230      5,248,914       0.3%
  AECI, Ltd...............................................   459,895      6,012,681       0.3%
  Aveng, Ltd.............................................. 1,051,746      5,588,707       0.3%
  AVI, Ltd................................................ 1,007,184      4,722,875       0.2%
  Clicks Group, Ltd.......................................   970,964      6,451,141       0.3%
  Foschini Group, Ltd. (The)..............................   672,822      9,287,008       0.4%
  Imperial Holdings, Ltd..................................   380,116      6,746,036       0.3%
  JD Group, Ltd...........................................   983,807      7,191,413       0.3%
  MMI Holdings, Ltd....................................... 1,925,326      4,994,411       0.2%
  Mr. Price Group, Ltd....................................   693,186      7,101,614       0.3%
  PSG Group, Ltd..........................................   742,484      4,936,302       0.2%
  Reunert, Ltd............................................   689,181      6,541,015       0.3%
  Spar Group, Ltd. (The)..................................   622,477      9,234,629       0.4%
  Tongaat-Hulett, Ltd.....................................   629,016      9,191,761       0.4%
  Woolworths Holdings, Ltd................................ 1,576,910      7,197,198       0.4%
  Other Securities........................................               99,891,434       4.6%
                                                                     --------------      -----
TOTAL SOUTH AFRICA........................................              200,337,139       9.2%
                                                                     --------------      -----
SOUTH KOREA -- (13.0%)....................................
  *BS Financial Group, Inc................................   413,910      6,025,284       0.3%
  #CJ Cheiljedang Corp....................................    23,413      5,434,748       0.3%
  Daegu Bank, Ltd.........................................   367,913      6,153,086       0.3%
  *Daelim Industrial Co., Ltd.............................    46,223      5,227,996       0.2%
  Dongbu Insurance Co., Ltd...............................    97,230      4,636,282       0.2%
  *Hyosung T & C Co., Ltd.................................    60,227      4,943,455       0.2%
  #Hyundai Department Store Co., Ltd......................    35,437      5,199,202       0.2%
  #Korea Komho Petrochemical Co., Ltd.....................    28,640      5,458,512       0.3%
  #Woongjin Coway Co., Ltd................................   142,150      4,750,618       0.2%
  *Woori Investment & Securities Co., Ltd.................   252,470      5,068,309       0.2%
  Other Securities........................................              258,070,476      11.8%
                                                                     --------------      -----
TOTAL SOUTH KOREA.........................................              310,967,968      14.2%
                                                                     --------------      -----

TAIWAN -- (12.8%).........................................
  Other Securities........................................              305,365,539      14.0%
                                                                     --------------      -----

THAILAND -- (3.1%)........................................
  Other Securities........................................               74,201,639       3.4%
                                                                     --------------      -----

TURKEY -- (2.7%)..........................................
  Other Securities........................................               64,266,401       2.9%
                                                                     --------------      -----
TOTAL COMMON STOCKS.......................................            2,118,246,175      96.9%
                                                                     --------------      -----
PREFERRED STOCKS -- (2.6%)................................
BRAZIL -- (2.6%)..........................................
  #Braskem SA Preferred A Sponsored ADR...................   259,214      7,732,354       0.4%
  *Eletropaulo Metropolitana Eletricidade de Sao Paulo SA.   368,000      8,980,117       0.4%
  Klabin SA............................................... 1,412,700      5,468,690       0.2%
  *Suzano Papel e Celullose SA............................   488,293      4,804,714       0.2%
  Ultrapar Participacoes SA...............................   267,380      4,673,881       0.2%
  Other Securities........................................               30,973,705       1.4%
                                                                     --------------      -----
TOTAL BRAZIL..............................................               62,633,461       2.8%
                                                                     --------------      -----

INDIA -- (0.0%)...........................................
  Other Securities........................................                  114,700       0.0%
                                                                     --------------      -----

MALAYSIA -- (0.0%)........................................
  Other Securities........................................                   10,455       0.0%
                                                                     --------------      -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            Shares         Value++
                                                                                            ------         -----
PHILIPPINES -- (0.0%)....................................................................
  Other Securities.......................................................................              $           174
                                                                                                       ---------------
TOTAL PREFERRED STOCKS...................................................................                   62,758,790
                                                                                                       ---------------
RIGHTS/WARRANTS -- (0.1%)................................................................
BRAZIL -- (0.0%).........................................................................
  Other Securities.......................................................................                           56
                                                                                                       ---------------

CHINA -- (0.0%)..........................................................................
  Other Securities.......................................................................                           --
                                                                                                       ---------------

POLAND -- (0.0%).........................................................................
  Other Securities.......................................................................                      639,526
                                                                                                       ---------------

TAIWAN -- (0.0%).........................................................................
  Other Securities.......................................................................                      103,520
                                                                                                       ---------------

THAILAND -- (0.1%).......................................................................
  Other Securities.......................................................................                      740,593
                                                                                                       ---------------

TURKEY -- (0.0%).........................................................................
  Other Securities.......................................................................                      113,565
                                                                                                       ---------------

TOTAL RIGHTS/WARRANTS....................................................................                    1,597,260
                                                                                                       ---------------

                                                                                            Shares/
                                                                                             Face
                                                                                            Amount         Value+
                                                                                            ------         -----
                                                                                             (000)
SECURITIES LENDING COLLATERAL -- (8.7%)..................................................
(S)@DFA Short Term Investment Fund....................................................... 206,164,900      206,164,900
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,840,727)## to be repurchased at
 $1,804,640..............................................................................      $1,805        1,804,634
                                                                                                       ---------------

TOTAL SECURITIES LENDING COLLATERAL......................................................                  207,969,534
                                                                                                       ---------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,670,482,090)...................................................................               $2,390,571,759
                                                                                                       ===============

                                                                                            Percentage
                                                                                          of Net Assets**
                                                                                          ---------------
PHILIPPINES -- (0.0%)....................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------
TOTAL PREFERRED STOCKS...................................................................       2.8%
                                                                                              ------
RIGHTS/WARRANTS -- (0.1%)................................................................
BRAZIL -- (0.0%).........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

CHINA -- (0.0%)..........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

POLAND -- (0.0%).........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

TAIWAN -- (0.0%).........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

THAILAND -- (0.1%).......................................................................
  Other Securities.......................................................................       0.1%
                                                                                              ------

TURKEY -- (0.0%).........................................................................
  Other Securities.......................................................................       0.0%
                                                                                              ------

TOTAL RIGHTS/WARRANTS....................................................................       0.1%
                                                                                              ------






SECURITIES LENDING COLLATERAL -- (8.7%)..................................................
(S)@DFA Short Term Investment Fund.......................................................       9.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,840,727)## to be repurchased at
 $1,804,640..............................................................................       0.1%
                                                                                              ------

TOTAL SECURITIES LENDING COLLATERAL......................................................       9.5%
                                                                                              ------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,670,482,090)...................................................................     109.3%
                                                                                              ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               ---------------------------------------------------

                                     Investment in Securities (Market Value)
                               ---------------------------------------------------
                                 Level 1          Level 2        Level 3      Total
                               ------------    --------------    ------- ---------------
Common Stocks.................
  Argentina...................           --    $            1      --    $             1
  Brazil...................... $176,381,080                --      --        176,381,080
  Chile.......................   49,538,319                --      --         49,538,319
  China.......................    1,408,043       296,704,059      --        298,112,102
  Hungary.....................           --         3,876,120      --          3,876,120
  India.......................    3,220,694       235,976,277      --        239,196,971
  Indonesia...................      377,789        80,362,696      --         80,740,485
  Israel......................        2,447           648,956      --            651,403
  Malaysia....................       34,460       123,268,951      --        123,303,411
  Mexico......................   82,605,573           293,967      --         82,899,540
  Philippines.................       14,447        54,217,778      --         54,232,225
  Poland......................           --        54,175,832      --         54,175,832
  South Africa................      328,308       200,008,831      --        200,337,139
  South Korea.................    7,079,184       303,888,784      --        310,967,968
  Taiwan......................      709,360       304,656,179      --        305,365,539
  Thailand....................   73,926,838           274,801      --         74,201,639
  Turkey......................           --        64,266,401      --         64,266,401
Preferred Stocks..............
  Brazil......................   62,594,700            38,761      --         62,633,461
  India.......................           --           114,700      --            114,700
  Malaysia....................       10,455                --      --             10,455
  Philippines.................           --               174      --                174
Rights/Warrants...............
  Brazil......................           56                --      --                 56
  China.......................           --                --      --                 --
  Poland......................           --           639,526      --            639,526
  Taiwan......................           --           103,520      --            103,520
  Thailand....................           --           740,593      --            740,593
  Turkey......................      113,565                --      --            113,565
Securities Lending Collateral.           --       207,969,534      --        207,969,534
                               ------------    --------------     ----   ---------------

TOTAL......................... $458,345,318    $1,932,226,441      --    $2,390,571,759
                               ============    ==============     ====   ===============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

                                                              The U.S.      The DFA    The Japanese The Asia Pacific
                                                              Large Cap  International    Small          Small
                                                                Value        Value       Company        Company
                                                               Series       Series        Series         Series
                                                             ----------- ------------- ------------ ----------------
ASSETS:
Investments at Value (including $505,764, $1,489,149,
  $212,417 and $177,875 of securitieson loan, respectively)  $10,388,932  $8,070,656    $1,461,727     $1,087,659
Temporary Cash Investments at Value & Cost                        10,179       8,222         4,276            653
Collateral Received from Securities on Loan at Value & Cost        1,507       1,322         4,474            446
Affiliated Collateral Received from Securities on Loan at
  Value & Cost                                                   523,266   1,646,576       221,672        201,646
Foreign Currencies at Value                                           --      29,913         3,482         17,216
Cash                                                                  --          16            15             16
Receivables:
 Investment Securities Sold                                       11,012      18,234            --            242
 Dividends, Interest and Tax Reclaims                              9,094      35,891        15,620          2,594
 Securities Lending Income                                           516       3,179           173            241
 Fund Shares Sold                                                    687       1,237            --             --
Unrealized Gain on Foreign Currency Contracts                         --          59            12             59
Prepaid Expenses and Other Assets                                     20          14             3              2
                                                             -----------  ----------    ----------     ----------
   Total Assets                                               10,945,213   9,815,319     1,711,454      1,310,774
                                                             -----------  ----------    ----------     ----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned                                524,773   1,647,898       226,146        202,092
 Investment Securities Purchased                                  13,594      35,319         6,040          9,482
 Fund Shares Redeemed                                                362         290         1,382            155
 Due to Advisor                                                      846       1,304           117             90
Unrealized Loss on Foreign Currency Contracts                         --          58            --             18
Accrued Expenses and Other Liabilities                               375         507           109             30
                                                             -----------  ----------    ----------     ----------
   Total Liabilities........................................     539,950   1,685,376       233,794        211,867
                                                             -----------  ----------    ----------     ----------
NET ASSETS                                                   $10,405,263  $8,129,943    $1,477,660     $1,098,907
                                                             ===========  ==========    ==========     ==========
Investments at Cost......................................... $ 7,045,535  $5,713,642    $1,557,062     $  816,651
                                                             ===========  ==========    ==========     ==========
Foreign Currencies at Cost.................................. $        --  $   29,193    $    3,412     $   16,682
                                                             ===========  ==========    ==========     ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

                                                        The United     The        The
                                                         Kingdom   Continental  Canadian     The     The Emerging
                                                          Small       Small      Small     Emerging    Markets
                                                         Company     Company    Company    Markets    Small Cap
                                                          Series     Series      Series     Series      Series
                                                        ---------- ----------- ---------- ---------- ------------
ASSETS:
Investments at Value (including $19,070, $531,267,
  $255,528, $179,800 and $190,411 of securities on
  loan,respectively)                                    $1,264,176 $2,696,514  $  954,271 $2,722,725  $2,182,602
Temporary Cash Investments at Value & Cost                     780        985         606      6,769          --
Collateral Received from Securities on Loan at
  Value & Cost                                                 126      1,787         989        176       1,805
Affiliated Collateral Received from Securities on Loan
  at Value & Cost                                           20,248    565,596     269,460    188,392     206,165
Foreign Currencies at Value............................      2,838     14,698       8,119      7,252       3,600
Cash...................................................         15         16          15      1,212          --
Receivables:
 Investment Securities Sold............................      1,466      1,501          --     23,773       9,980
 Dividends, Interest and Tax Reclaims..................      6,812      5,485         690      6,291       4,060
 Securities Lending Income.............................         18      1,283         210        222         310
 Fund Shares Sold......................................         --         --          --      1,007         860
Unrealized Gain on Foreign Currency
Contracts..............................................         --          1          --          1           1
Prepaid Expenses and Other Assets......................          2          4           2          5           3
                                                        ---------- ----------  ---------- ----------  ----------
   Total Assets........................................  1,296,481  3,287,870   1,234,362  2,957,825   2,409,386
                                                        ---------- ----------  ---------- ----------  ----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned......................     20,374    567,383     270,449    188,568     207,970
 Investment Securities Purchased.......................        440      7,303       6,211     21,582       9,111
 Fund Shares Redeemed..................................         26         67          --        141          --
 Due to Advisor........................................        100        217          79        224         357
 Loan Payable..........................................         --         --          --         --         848
Deferred Thailand Capital Gains Tax....................         --         --          --      4,947       4,434
Accrued Expenses and Other Liabilities.................         53         71          18        334          46
                                                        ---------- ----------  ---------- ----------  ----------
   Total Liabilities...................................     20,993    575,041     276,757    215,796     222,766
                                                        ---------- ----------  ---------- ----------  ----------
NET ASSETS............................................. $1,275,488 $2,712,829  $  957,605 $2,742,029  $2,186,620
                                                        ========== ==========  ========== ==========  ==========
Investments at Cost.................................... $1,011,628 $1,974,082  $  772,626 $1,220,216  $1,462,513
                                                        ========== ==========  ========== ==========  ==========
Foreign Currencies at Cost............................. $    2,764 $   14,296  $    7,995 $    7,196  $    3,549
                                                        ========== ==========  ========== ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                                                        The Asia
                                                                  The U.S.      The DFA    The Japanese Pacific
                                                                    Large    International    Small      Small
                                                                  Cap Value      Value       Company    Company
                                                                   Series       Series        Series     Series
                                                                 ----------  ------------- ------------ --------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $0, $8,897, $1,277
   and $419, respectively)...................................... $   80,274   $  113,603     $ 16,987   $ 14,565
 Interest.......................................................         15           16            4          2
 Income from Securities Lending.................................      2,935        5,858          991      1,261
                                                                 ----------   ----------     --------   --------
     Total Investment Income....................................     83,224      119,477       17,982     15,828
                                                                 ----------   ----------     --------   --------
Expenses
 Investment Advisory Services Fees..............................      4,740        7,445          688        501
 Accounting & Transfer Agent Fees...............................        449          357           76         59
 Custodian Fees.................................................         47          565          130        201
 Shareholders' Reports..........................................         24           19            3          2
 Directors'/Trustees' Fees & Expenses...........................         60           46            9          6
 Professional Fees..............................................         91           71           12          8
 Other..........................................................         36           69           10          7
                                                                 ----------   ----------     --------   --------
     Total Expenses.............................................      5,447        8,572          928        784
                                                                 ----------   ----------     --------   --------
 Net Investment Income (Loss)...................................     77,777      110,905       17,054     15,044
                                                                 ----------   ----------     --------   --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...................................
   Investment Securities Sold...................................    284,130      132,766        7,570     40,183
   Futures......................................................    (12,647)          --           --         --
   Foreign Currency Transactions................................         --        1,257         (238)       227
 Change in Unrealized Appreciation (Depreciation) of:...........
   Investment Securities and Foreign Currency...................  1,503,303      778,946      120,239     74,355
   Translation of Foreign Currency Denominated Amounts..........         --          338         (180)        43
                                                                 ----------   ----------     --------   --------
 Net Realized and Unrealized Gain (Loss)........................  1,774,786      913,307      127,391    114,808
                                                                 ----------   ----------     --------   --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations.................................................... $1,852,563   $1,024,212     $144,445   $129,852
                                                                 ==========   ==========     ========   ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                      The United     The
                                                       Kingdom   Continental The Canadian    The     The Emerging
                                                        Small       Small       Small      Emerging    Markets
                                                       Company     Company     Company     Markets    Small Cap
                                                        Series     Series       Series      Series      Series
                                                      ---------- ----------- ------------ --------   ------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $1,
   $3,300, $1,169, $1,822 and $1,342, respectively)..  $ 16,043   $ 21,125     $  6,617   $ 22,931     $ 16,458
 Interest............................................         1          8            4          8            9
 Income from Securities Lending......................       164      3,885        1,270      1,335        1,751
                                                       --------   --------     --------   --------     --------
     Total Investment Income.........................    16,208     25,018        7,891     24,274       18,218
                                                       --------   --------     --------   --------     --------
Expenses
 Investment Advisory Services Fees...................       560      1,148          408      1,293        1,961
 Accounting & Transfer Agent Fees....................        64        119           50        132          103
 Custodian Fees......................................        40        298           74        901          753
 Shareholders' Reports...............................         3          5            1          7            4
 Directors'/Trustees' Fees & Expenses................         6         13            4         16           11
 Professional Fees...................................         9         19            5         59           24
 Other...............................................         7         19            4         29           17
                                                       --------   --------     --------   --------     --------
     Total Expenses..................................       689      1,621          546      2,437        2,873
                                                       --------   --------     --------   --------     --------
Net Investment Income (Loss)                             15,519     23,397        7,345     21,837       15,345
                                                       --------   --------     --------   --------     --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:........................
   Investment Securities Sold........................    13,539     27,303       29,066    136,468       77,002
   Futures...........................................        --       (287)          --         --           --
   Foreign Currency Transactions.....................       184        319           94        368**       (273)**
 Change in Unrealized Appreciation (Depreciation)
   of:...............................................
   Investment Securities and Foreign Currency........   158,143    398,412      138,753    130,547       44,013
   Translation of Foreign Currency Denominated
     Amounts.........................................       163        159          (23)         3           69
 Change in Deferred Thailand Capital Gains Tax.......        --         --           --       (519)        (437)
                                                       --------   --------     --------   --------     --------
 Net Realized and Unrealized Gain (Loss)                172,029    425,906      167,890    266,867      120,374
                                                       --------   --------     --------   --------     --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations                                           $187,548   $449,303     $175,235   $288,704     $135,719
                                                       ========   ========     ========   ========     ========

--------
**Net of foreign capital gain taxes withheld of $212 and $167, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                     The U.S.                 The DFA
                                                                 Large Cap Value        International Value
                                                                      Series                  Series
                                                             -----------------------  ----------------------
                                                             Six Months      Year     Six Months     Year
                                                                Ended       Ended        Ended      Ended
                                                              April 30,    Oct. 31,    April 30,   Oct. 31,
                                                                2011         2010        2011        2010
                                                             -----------  ----------  ----------- ----------
                                                             (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $    77,777  $  167,346  $  110,905  $  164,482
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     284,130     638,095     132,766     360,748
   Futures..................................................     (12,647)         --          --          --
   Foreign Currency Transactions............................          --          --       1,257        (156)
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............   1,503,303     678,724     778,946     182,952
   Translation of Foreign Currency Denominated Amounts......          --          --         338         537
                                                             -----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................   1,852,563   1,484,165   1,024,212     708,563
                                                             -----------  ----------  ----------  ----------
Transactions in Interest:...................................
  Contributions.............................................     625,011     512,765     303,154     611,794
  Withdrawals...............................................    (888,711)   (688,930)   (117,056)   (592,688)
                                                             -----------  ----------  ----------  ----------
    Net Increase (Decrease) from Transactions in Interest...    (263,700)   (176,165)    186,098      19,106
                                                             -----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net Assets.................   1,588,863   1,308,000   1,210,310     727,669
Net Assets
  Beginning of Period.......................................   8,816,400   7,508,400   6,919,633   6,191,964
                                                             -----------  ----------  ----------  ----------
  End of Period............................................. $10,405,263  $8,816,400  $8,129,943  $6,919,633
                                                             ===========  ==========  ==========  ==========

                                                                  The Japanese
                                                                  Small Company
                                                                     Series
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $   17,054  $   23,032
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................      7,570     (15,709)
   Futures..................................................         --          --
   Foreign Currency Transactions............................       (238)        792
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............    120,239        (460)
   Translation of Foreign Currency Denominated Amounts......       (180)        315
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    144,445       7,970
                                                             ----------  ----------
Transactions in Interest:...................................
  Contributions.............................................    134,547      61,990
  Withdrawals...............................................    (12,932)    (41,396)
                                                             ----------  ----------
    Net Increase (Decrease) from Transactions in Interest...    121,615      20,594
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets.................    266,060      28,564
Net Assets
  Beginning of Period.......................................  1,211,600   1,183,036
                                                             ----------  ----------
  End of Period............................................. $1,477,660  $1,211,600
                                                             ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                               The Asia Pacific      The United Kingdom
                                                                 Small Company          Small Company
                                                                    Series                 Series
                                                             --------------------  ----------------------
                                                             Six Months    Year    Six Months     Year
                                                                Ended     Ended       Ended      Ended
                                                              April 30,  Oct. 31,   April 30,   Oct. 31,
                                                                2011       2010       2011        2010
                                                             ----------- --------  ----------- ----------
                                                             (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $   15,044  $ 28,020  $   15,519  $   24,392
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     40,183    46,684      13,539      35,525
   Futures..................................................         --        --          --          --
   Foreign Currency Transactions............................        227       (20)        184         126
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............     74,355   129,509     158,143     152,112
   Translation of Foreign Currency Denominated Amounts......         43       (75)        163         (30)
                                                             ----------  --------  ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    129,852   204,118     187,548     212,125
                                                             ----------  --------  ----------  ----------
Transactions in Interest:...................................
  Contributions.............................................     59,832    85,604      52,839      59,131
  Withdrawals...............................................    (25,915)  (35,581)     (1,593)     (5,034)
                                                             ----------  --------  ----------  ----------
    Net Increase (Decrease) from Transactions in Interest...     33,917    50,023      51,246      54,097
                                                             ----------  --------  ----------  ----------
    Total Increase (Decrease) in Net Assets.................    163,769   254,141     238,794     266,222
Net Assets
  Beginning of Period.......................................    935,138   680,997   1,036,694     770,472
                                                             ----------  --------  ----------  ----------
  End of Period............................................. $1,098,907  $935,138  $1,275,488  $1,036,694
                                                             ==========  ========  ==========  ==========

                                                                 The Continental
                                                                  Small Company
                                                                     Series
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:.................................................
  Net Investment Income (Loss).............................. $   23,397  $   38,583
  Net Realized Gain (Loss) on:..............................
   Investment Securities Sold...............................     27,303      72,573
   Futures..................................................       (287)         --
   Foreign Currency Transactions............................        319         811
  Change in Unrealized Appreciation (Depreciation) of:......
   Investment Securities and Foreign Currency...............    398,412     156,901
   Translation of Foreign Currency Denominated Amounts......        159          30
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    449,303     268,898
                                                             ----------  ----------
Transactions in Interest:...................................
  Contributions.............................................    195,707     199,653
  Withdrawals...............................................     (4,665)    (26,959)
                                                             ----------  ----------
    Net Increase (Decrease) from Transactions in Interest...    191,042     172,694
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets.................    640,345     441,592
Net Assets
  Beginning of Period.......................................  2,072,484   1,630,892
                                                             ----------  ----------
  End of Period............................................. $2,712,829  $2,072,484
                                                             ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                            (Amounts in thousands)

                                                                 The Canadian
                                                                 Small Company           The Emerging
                                                                    Series              Markets Series
                                                             --------------------  -----------------------
                                                             Six Months    Year    Six Months      Year
                                                                Ended     Ended       Ended       Ended
                                                              April 30,  Oct. 31,   April 30,    Oct. 31,
                                                                2011       2010       2011         2010
                                                             ----------- --------  -----------  ----------
                                                             (Unaudited)           (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                                $  7,345   $  5,240  $   21,837   $   48,891
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                   29,066      6,585     136,468      160,587
   Foreign Currency Transactions                                    94         40         368**        541
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                  138,753    168,950     130,547      337,045
   Translation of Foreign Currency Denominated Amounts             (23)       (11)          3           (5)
  Change in Deferred Thailand Capital Gains Tax.............        --         --        (519)      (2,275)
                                                              --------   --------  ----------   ----------
    Net Increase (Decrease) in Net Assets Resultingfrom
     Operations.............................................   175,235    180,804     288,704      544,784
                                                              --------   --------  ----------   ----------
Transactions in Interest:...................................
  Contributions.............................................   126,648    117,737     126,062      199,169
  Withdrawals...............................................    (8,000)        --    (202,230)    (323,776)
                                                              --------   --------  ----------   ----------
    Net Increase (Decrease) from Transactions in Interest...   118,648    117,737     (76,168)    (124,607)
                                                              --------   --------  ----------   ----------
    Total Increase (Decrease) in Net Assets.................   293,883    298,541     212,536      420,177
Net Assets
  Beginning of Period.......................................   663,722    365,181   2,529,493    2,109,316
                                                              --------   --------  ----------   ----------
  End of Period.............................................  $957,605   $663,722  $2,742,029   $2,529,493
                                                              ========   ========  ==========   ==========

                                                                    The Emerging
                                                                 Markets Small Cap
                                                                       Series
                                                             ------------------------
                                                              Six Months       Year
                                                                Ended         Ended
                                                              April 30,      Oct. 31,
                                                                 2011          2010
                                                             ----------    ----------
                                                                    (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)                               $   15,345    $   30,699
  Net Realized Gain (Loss) on:
   Investment Securities Sold                                    77,002       102,089
   Foreign Currency Transactions                                   (273)**         77**
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                    44,013       382,774
   Translation of Foreign Currency Denominated Amounts               69           (76)
  Change in Deferred Thailand Capital Gains Tax.............       (437)       (3,052)
                                                             ----------    ----------
    Net Increase (Decrease) in Net Assets Resultingfrom
     Operations.............................................    135,719       512,511
                                                             ----------    ----------
Transactions in Interest:...................................
  Contributions.............................................    215,115       344,585
  Withdrawals...............................................    (45,570)     (143,713)
                                                             ----------    ----------
    Net Increase (Decrease) from Transactions in Interest...    169,545       200,872
                                                             ----------    ----------
    Total Increase (Decrease) in Net Assets.................    305,264       713,383
Net Assets
  Beginning of Period.......................................  1,881,356     1,167,973
                                                             ----------    ----------
  End of Period............................................. $2,186,620    $1,881,356
                                                             ==========    ==========

--------
**Net of foreign capital gain taxes withheld of $212 and $167, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS


                                                 The U.S. Large Cap Value Series+
                         ----------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,          Year         Year
                              Ended        Ended       Ended        2007 to         Ended        Ended
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,
                              2011          2010        2009          2008           2007         2006
-----------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return............       22.06%(C)      19.96%      11.90%     (36.53)%(C)       (0.32)%      18.16%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period
 (thousands)............ $10,405,263     $8,816,400  $7,508,400  $6,739,363      $10,159,322   $8,866,306
Ratio of Expenses to
 Average Net
 Assets.................        0.12%(B)       0.12%       0.13%       0.11%(B)         0.11%        0.12%
Ratio of Net Investment
 Income to Average
 Net Assets.............        1.66%(B)       2.02%       2.42%       1.97%(B)         1.44%        1.68%
Portfolio Turnover
 Rate...................           7%(C)         28%         29%         19%(C)            9%          13%
-----------------------------------------------------------------------------------------------------------


                                                The DFA International Value Series+
                         ----------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,          Year         Year
                              Ended        Ended       Ended        2007 to         Ended        Ended
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,
                              2011          2010        2009          2008           2007         2006
-----------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return............       14.62%(C)      11.13%      35.41%     (47.87)%(C)       17.32%       35.73%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period
 (thousands)............ $ 8,129,943     $6,919,633  $6,191,964  $4,700,337      $ 9,638,721   $7,457,252
Ratio of Expenses to
 Average Net
 Assets.................        0.23%(B)       0.24%       0.24%       0.23%(B)         0.23%        0.23%
Ratio of Net Investment
 Income to Average
 Net Assets.............        3.01%(B)       2.55%       3.22%       4.15%(B)         3.04%        3.29%
Portfolio Turnover
 Rate...................           5%(C)         20%         18%         16%(C)           16%           8%
-----------------------------------------------------------------------------------------------------------

                          The U.S. Large Cap Value Series+
                         -----------------------------------


                                        Year
                                        Ended
                                      Nov. 30,
                                        2005
------------------------------------------------------------

Total Return............                  14.66%
------------------------------------------------------------
Net Assets, End of
 Period
 (thousands)............             $5,831,587
Ratio of Expenses to
 Average Net
 Assets.................                   0.14%
Ratio of Net Investment
 Income to Average
 Net Assets.............                   1.56%
Portfolio Turnover
 Rate...................                      9%
------------------------------------------------------------

                         The DFA International Value Series+
                         -----------------------------------


                                        Year
                                        Ended
                                      Nov. 30,
                                        2005
------------------------------------------------------------

Total Return............                  15.61%
------------------------------------------------------------
Net Assets, End of
 Period
 (thousands)............             $4,367,698
Ratio of Expenses to
 Average Net
 Assets.................                   0.27%
Ratio of Net Investment
 Income to Average
 Net Assets.............                   2.71%
Portfolio Turnover
 Rate...................                     10%
------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                            The Japanese Small Company Series
                               --------------------------------------------------------------------------------------------
                                                                          Period
                                Six Months       Year        Year        Dec. 1,          Year         Year        Year
                                   Ended         Ended      Ended        2007 to         Ended        Ended       Ended
                                 April 30,      Oct 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,    Nov. 30,
                                   2011          2010        2009          2008           2007         2006        2005
---------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Total Return..................      11.85%(C)       0.72%      22.69%     (26.87)%(C)      (1.16)%      (2.28)%      31.03%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $1,477,660     $1,211,600  $1,183,036  $1,062,964      $1,504,821   $1,385,722   $1,151,429
Ratio of Expenses to Average
 Net Assets...................       0.14%(B)       0.14%       0.15%       0.13%(B)        0.13%        0.14%        0.22%
Ratio of Net Investment
 Income to Average Net Assets.       2.50%(B)       1.95%       2.15%       2.64%(B)        1.94%        1.68%        1.51%
Portfolio Turnover Rate.......          3%(C)         10%          7%         10%(C)           9%           9%           6%
---------------------------------------------------------------------------------------------------------------------------

                                                          The Asia Pacific Small Company Series
                               --------------------------------------------------------------------------------------------
                                                                          Period
                                Six Months       Year        Year        Dec. 1,          Year         Year        Year
                                   Ended         Ended      Ended        2007 to         Ended        Ended       Ended
                                 April 30,      Oct 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,    Nov. 30,
                                   2011          2010        2009          2008           2007         2006        2005
---------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Total Return..................      13.66%(C)      28.91%      84.98%     (57.75)%(C)      47.23%       38.26%        9.30%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $1,098,907     $  935,138  $  680,997  $  441,237      $1,205,154   $  749,627   $  395,923
Ratio of Expenses to Average
 Net Assets...................       0.16%(B)       0.17%       0.18%       0.15%(B)        0.15%        0.17%        0.27%
Ratio of Net Investment
 Income to Average Net Assets.       3.03%(B)       3.64%       4.00%       4.33%(B)        3.58%        4.19%        4.33%
Portfolio Turnover Rate.......          9%(C)         18%         23%         20%(C)          25%          14%          10%
---------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes..........................................................

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                  The United Kingdom Small Company Series
                          ----------------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,         Year        Year       Year
                              Ended        Ended       Ended        2007 to        Ended       Ended      Ended
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,   Nov. 30,
                              2011          2010        2009          2008          2007        2006       2005
------------------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return.............      17.06%(C)      25.94%      43.51%     (50.77)%(C)       2.42%      44.80%    12.88%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)...... $1,275,488     $1,036,694  $  770,472  $  555,390      $1,158,580  $1,117,826  $643,038
Ratio of Expenses to
 Average Net Assets......       0.12%(B)       0.13%       0.14%       0.12%(B)        0.12%       0.13%     0.22%
Ratio of Net Investment
 Income to Average Net
 Assets..................       2.80%(B)       2.86%       4.02%       3.79%(B)        2.72%       2.70%     3.19%
Portfolio Turnover Rate..          4%(C)         15%         10%         25%(C)          12%          8%       12%
------------------------------------------------------------------------------------------------------------------

                                                    The Continental Small Company Series
                          ----------------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,         Year        Year       Year
                              Ended        Ended       Ended        2007 to        Ended       Ended      Ended
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,   Nov. 30,
                              2011          2010        2009          2008          2007        2006       2005
------------------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return.............      20.33%(C)      15.37%      43.78%     (49.66)%(C)      17.49%      47.10%    18.97%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)...... $2,712,829     $2,072,484  $1,630,892  $1,111,585      $2,256,122  $1,875,194  $981,938
Ratio of Expenses to
 Average Net Assets......       0.14%(B)       0.15%       0.16%       0.14%(B)        0.14%       0.15%     0.24%
Ratio of Net Investment
 Income to Average Net
 Assets..................       2.06%(B)       2.24%       2.93%       3.49%(B)        2.16%       2.27%     2.16%
Portfolio Turnover Rate..          3%(C)         12%          7%         18%(C)          12%          7%       18%
------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.................................................

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                     The Canadian Small Company Series
                          ----------------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,           Period
                              Ended        Ended       Ended        2007 to      April 2, 2007(a)
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,            to
                              2011          2010        2009          2008        Nov. 30, 2007
-----------------------------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return.............      25.47%(C)      43.17%      61.67%     (56.44)%(C)         10.20%(C)
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)...... $  957,605     $  663,722  $  365,181  $  232,873         $  213,529
Ratio of Expenses to
 Average Net Assets......       0.14%(B)       0.15%       0.17%       0.18%(B)           0.26%(B)(E)
Ratio of Net Investment
 Income to Average Net
 Assets..................       1.82%(B)       1.05%       1.37%       0.97%(B)           0.47%(B)(E)
Portfolio Turnover Rate..          9%(C)         10%         23%         21%(C)              6%(C)
-----------------------------------------------------------------------------------------------------------------------------

                                                              The Emerging Markets Series
                          ---------------------------------------------------------------------------------------------------
                                                                     Period
                           Six Months       Year        Year        Dec. 1,            Year              Year        Year
                              Ended        Ended       Ended        2007 to           Ended             Ended       Ended
                            April 30,     Oct. 31,    Oct. 31,      Oct. 31,         Nov. 30,          Nov. 30,    Nov. 30,
                              2011          2010        2009          2008             2007              2006        2005
-----------------------------------------------------------------------------------------------------------------------------
                           (Unaudited)
Total Return.............      11.76%(C)      27.04%      53.99%     (48.15)%(C)         42.62%            31.87%      31.23%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)...... $2,742,029     $2,529,493  $2,109,316  $1,624,524         $3,707,790        $2,414,971  $1,852,565
Ratio of Expenses to
 Average Net Assets......       0.19%(B)       0.19%       0.20%       0.18%(B)           0.19%             0.20%       0.27%
Ratio of Net Investment
 Income to Average Net
 Assets..................       1.70%(B)       2.18%       2.57%       3.00%(B)           2.52%             2.54%       3.70%
Portfolio Turnover Rate..          6%(C)         12%         14%         19%(C)              7%               11%          9%
-----------------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes............................................................

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                      The Emerging Markets Small Cap Series
                               ------------------------------------------------------------------------------------
                                                                         Period
                                Six Months       Year        Year       Dec. 1,        Year       Year      Year
                                   Ended        Ended       Ended       2007 to       Ended      Ended     Ended
                                 April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,   Nov. 30,  Nov. 30,
                                   2011          2010        2009         2008         2007       2006      2005
-------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Total Return..................       6.45%(C)      41.96%      92.08%   (56.84)%(C)      43.32%    40.55%    24.85%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $2,186,620     $1,881,356  $1,167,973  $566,379      $1,525,571  $903,529  $545,271
Ratio of Expenses to Average
 Net Assets...................       0.30%(B)       0.32%       0.33%     0.30%(B)        0.31%     0.34%     0.49%
Ratio of Net Investment
 Income to Average Net Assets.       1.58%(B)       2.16%       2.52%     3.07%(B)        1.94%     2.39%     2.70%
Portfolio Turnover Rate.......          8%(C)         15%         13%       19%(C)          16%       18%        8%
-------------------------------------------------------------------------------------------------------------------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes..................................................

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which nine are included in this section of the report (collectively, the "Series"), and two are presented in separate reports.

   Domestic Equity Portfolio        International Equity Portfolios
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

   Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   .   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   .   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other:   Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These Series are also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the six months ended April 30, 2011, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2011, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $255
                 The DFA International Value Series......  199
                 The Japanese Small Company Series.......   42
                 The Asia Pacific Small Company Series...   21
                 The United Kingdom Small Company Series.   24
                 The Continental Small Company Series....   51
                 The Canadian Small Company Series.......   12
                 The Emerging Markets Series.............   68
                 The Emerging Markets Small Cap Series...   36

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                   Purchases  Sales
                                                   --------- --------
          The U.S. Large Cap Value Series......... $661,050  $848,904
          The DFA International Value Series......  651,422   376,563
          The Japanese Small Company Series.......  172,277    40,281
          The Asia Pacific Small Company Series...  129,912    88,013
          The United Kingdom Small Company Series.  106,687    43,591
          The Continental Small Company Series....  284,846    74,374
          The Canadian Small Company Series.......  187,221    70,990

                                                  Purchases  Sales
                                                  --------- --------
           The Emerging Markets Series........... $157,324  $227,516
           The Emerging Markets Small Cap Series.  342,525   159,184

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2010, the following Series had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2010, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

                                              Mark to Market Realized Gains
                                              -------------- --------------
     The Japanese Small Company Series.......    $   715         $   32
     The Asia Pacific Small Company Series...     20,807            310
     The United Kingdom Small Company Series.      2,607             --
     The Continental Small Company Series....        328          6,878
     The Canadian Small Company Series.......     10,180          2,733
     The Emerging Markets Series.............        462             --
     The Emerging Markets Small Cap Series...        718            293

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                      Net
                                                                                   Unrealized
                                         Federal Tax  Unrealized    Unrealized    Appreciation
                                            Cost     Appreciation (Depreciation) (Depreciation)
                                         ----------- ------------ -------------- --------------
The U.S. Large Cap Value Series......... $7,580,502   $3,384,626    $ (41,244)     $3,343,382
The DFA International Value Series......  7,369,966    2,452,488      (95,678)      2,356,810
The Japanese Small Company Series.......  1,788,780      180,217     (276,848)        (96,631)
The Asia Pacific Small Company Series...  1,023,520      382,078     (115,194)        266,884
The United Kingdom Small Company Series.  1,037,370      384,396     (136,436)        247,960
The Continental Small Company Series....  2,543,762      946,294     (225,174)        721,120
The Canadian Small Company Series.......  1,043,681      263,584      (81,939)        181,645
The Emerging Markets Series.............  1,415,979    1,520,666      (18,583)      1,502,083
The Emerging Markets Small Cap Series...  1,671,048      824,124     (104,600)        719,524

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2011 (amounts in thousands):

                                           Location on the Statements        Equity
                                                  of Operations             Contracts
                                       ------------------------------------ ----------
The U.S. Large Cap Value Series*...... Net Realized Gain (Loss) on Futures  $(12,647)
The Continental Small Company Series*. Net Realized Gain (Loss) on Futures      (287)

   *As of April 30, 2011, there were no futures contracts outstanding. During the six months ended April 30, 2011, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Trust, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Trust anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2011.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                           Weighted      Weighted    Number of  Interest Maximum Amount
                                            Average      Average       Days     Expense  Borrowed During
                                         Interest Rate Loan Balance Outstanding Incurred   the Period
                                         ------------- ------------ ----------- -------- ---------------
The U.S. Large Cap Value Series.........     0.94%        $8,294        11        $ 2        $15,367
The DFA International Value Series......     0.91%         1,607        5          --          4,688
The Japanese Small Company Series.......     0.92%         2,430        2          --          4,628
The Asia Pacific Small Company Series...     0.93%           430        11         --          1,047
The United Kingdom Small Company Series.     0.94%           135        12         --          1,227
The Emerging Markets Series.............     0.91%         4,846        29          4         15,798
The Emerging Markets Small Cap Series...     0.90%         3,410        14          1          5,314

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended that each Series' available line of credit was utilized.

   At April 30, 2011, The Emerging Markets Small Cap Series had a loan outstanding in the amount of $848 (in thousands).

I. Securities Lending:

   As of April 30, 2011, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. In addition, The Emerging Market Series and The Emerging Markets Small Cap Series received non-cash collateral with a market value of $91,717 and $75, respectively (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The U.S. Large Cap Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2011

     EXPENSE TABLE
                                    Beginning  Ending                Expenses
                                     Account  Account     Annualized   Paid
                                      Value    Value       Expense    During
                                    11/01/10  04/30/11      Ratio*   Period*
                                    --------- ---------   ---------- --------
     Actual Fund Return............ $1,000.00 $1,095.36     0.18%     $0.94
     Hypothetical 5% Annual Return. $1,000.00 $1,023.90     0.18%     $0.90

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                     Dimensional Emerging Markets Value Fund
                     Consumer Discretionary..........  8.1%
                     Consumer Staples................  5.9%
                     Energy.......................... 16.7%
                     Financials...................... 30.3%
                     Health Care.....................  0.6%
                     Industrials..................... 10.8%
                     Information Technology..........  6.8%
                     Materials....................... 17.6%
                     Other...........................   --
                     Real Estate Investment Trusts...   --
                     Telecommunication Services......  1.9%
                     Utilities.......................  1.3%
                                                      -----
                                                      100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                         Percentage
                                                              Shares       Value++     of Net Assets**
                                                              ------       -----       ---------------
COMMON STOCKS -- (88.0%)
BRAZIL -- (7.7%)
  Banco Santander Brasil SA ADR                              11,387,872 $  132,213,194       0.9%
  BM&F Bovespa SA                                            27,844,267    209,026,693       1.3%
  #BRF - Brasil Foods SA ADR                                  2,898,191     60,021,536       0.4%
  #Petroleo Brasileiro SA ADR                                 8,044,663    300,307,270       1.9%
  Other Securities                                                         590,630,476       3.8%
                                                                        --------------      -----
TOTAL BRAZIL                                                             1,292,199,169       8.3%
                                                                        --------------      -----

CHILE -- (2.0%)
  Empresas CMPC SA                                            1,514,513     84,048,975       0.5%
  #Enersis SA Sponsored ADR                                   3,029,239     64,704,545       0.4%
  Other Securities                                                         188,074,737       1.2%
                                                                        --------------      -----
TOTAL CHILE                                                                336,828,257       2.1%
                                                                        --------------      -----

CHINA -- (13.2%)
  #Bank of China, Ltd.                                      679,449,331    376,940,711       2.4%
  #Bank of Communications Co., Ltd.                          71,838,704     76,084,287       0.5%
  China Citic Bank Corp., Ltd.                               88,050,716     63,188,308       0.4%
  China Construction Bank Corp.                              77,940,940     73,904,552       0.5%
  China Petroleum & Chemical Corp.                           87,408,289     88,104,958       0.6%
  #China Petroleum & Chemical Corp. ADR                         855,368     86,195,433       0.5%
  #China Unicom Hong Kong, Ltd. ADR                           6,160,737    126,048,679       0.8%
  Other Securities                                                       1,311,631,181       8.4%
                                                                        --------------      -----
TOTAL CHINA                                                              2,202,098,109      14.1%
                                                                        --------------      -----

CZECH REPUBLIC -- (0.3%)
  Other Securities                                                          42,947,874       0.3%
                                                                        --------------      -----

HUNGARY -- (0.9%)
 #*OTP Bank P.L.C.                                            2,633,742     93,504,071       0.6%
  Other Securities                                                          55,376,670       0.3%
                                                                        --------------      -----
TOTAL HUNGARY                                                              148,880,741       0.9%
                                                                        --------------      -----

INDIA -- (8.2%)
  *Hindalco Industries, Ltd.                                 13,050,819     63,739,905       0.4%
  #ICICI Bank, Ltd. Sponsored ADR                             3,332,795    167,972,868       1.1%
  Reliance Industries, Ltd.                                  10,494,511    232,944,520       1.5%
  Other Securities                                                         909,972,988       5.8%
                                                                        --------------      -----
TOTAL INDIA                                                              1,374,630,281       8.8%
                                                                        --------------      -----

INDONESIA -- (3.1%)
  PT Bumi Resources Tbk                                     280,320,500    112,640,639       0.7%
  Other Securities                                                         404,685,413       2.6%
                                                                        --------------      -----
TOTAL INDONESIA                                                            517,326,052       3.3%
                                                                        --------------      -----

ISRAEL -- (0.0%)
  Other Securities                                                           1,935,402       0.0%
                                                                        --------------      -----

MALAYSIA -- (3.0%)
  Other Securities                                                         505,226,583       3.2%
                                                                        --------------      -----

MEXICO -- (5.1%)
 #*Alfa S.A.B. de C.V. Series A                               4,088,867     60,773,400       0.4%
 #*Cemex S.A.B. de C.V. Sponsored ADR                        12,041,259    104,518,131       0.7%
  Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR     1,819,711    114,459,822       0.7%
  Grupo Mexico S.A.B. de C.V. Series B                       24,866,224     86,100,896       0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                         Percentage
                                              Shares       Value++     of Net Assets**
                                              ------       -----       ---------------
MEXICO -- (Continued)
  Other Securities                                      $  482,096,392       3.1%
                                                        --------------      -----
TOTAL MEXICO                                               847,948,641       5.4%
                                                        --------------      -----

PHILIPPINES -- (0.7%)
  Other Securities                                         120,116,570       0.8%
POLAND -- (2.0%)
  *Polski Koncern Naftowy Orlen SA            5,310,008    110,676,798       0.7%
  Other Securities                                         222,750,326       1.4%
                                                        --------------      -----
TOTAL POLAND                                               333,427,124       2.1%
                                                        --------------      -----

RUSSIA -- (5.3%)
  Gazprom OAO Sponsored ADR                  40,355,438    683,772,202       4.4%
  Lukoil OAO Sponsored ADR                    2,280,971    158,531,847       1.0%
  Other Securities                                          36,483,467       0.2%
                                                        --------------      -----
TOTAL RUSSIA                                               878,787,516       5.6%
                                                        --------------      -----

SOUTH AFRICA -- (7.4%)
  ABSA Group, Ltd.                            4,102,878     84,982,853       0.5%
  Gold Fields, Ltd. Sponsored ADR             8,246,089    147,110,228       0.9%
  Nedbank Group, Ltd.                         2,742,435     61,104,932       0.4%
  Sanlam, Ltd.                               28,700,406    123,107,886       0.8%
  Standard Bank Group, Ltd.                   5,556,368     87,265,717       0.6%
  #Steinhoff International Holdings, Ltd.    15,446,217     59,166,634       0.4%
  Other Securities                                         682,266,718       4.4%
                                                        --------------      -----
TOTAL SOUTH AFRICA                                       1,245,004,968       8.0%
                                                        --------------      -----

SOUTH KOREA -- (13.4%)
  Hana Financial Group, Inc.                  2,249,314     95,435,538       0.6%
  #Hyundai Motor Co., Ltd.                      808,044    186,374,700       1.2%
 #*KB Financial Group, Inc. ADR               2,704,559    144,125,949       0.9%
  #LG Display Co., Ltd. ADR                   3,695,836     65,859,798       0.4%
  #LG Electronics, Inc.                       1,013,377     97,558,535       0.6%
  #POSCO ADR                                  1,371,214    151,244,904       1.0%
  Samsung Corp                                1,105,770     80,104,872       0.5%
  #Samsung SDI Co., Ltd.                        350,064     62,728,387       0.4%
  Shinhan Financial Group Co., Ltd.           2,734,497    134,149,237       0.9%
  #Shinhan Financial Group Co., Ltd. ADR        802,794     77,887,074       0.5%
  Other Securities                                       1,153,663,316       7.4%
                                                        --------------      -----
TOTAL SOUTH KOREA                                        2,249,132,310      14.4%
                                                        --------------      -----

TAIWAN -- (11.7%)
 #*AU Optronics Corp. Sponsored ADR           7,615,683     61,687,032       0.4%
 #*Chimei Innolux Corp.                      57,224,389     58,904,264       0.4%
  Chinatrust Financial Holdings Co., Ltd.    63,452,646     58,296,613       0.4%
  First Financial Holding Co., Ltd.          62,688,366     58,162,950       0.3%
  Fubon Financial Holding Co., Ltd.          45,381,501     66,664,005       0.4%
  Mega Financial Holding Co., Ltd.           84,568,731     73,886,615       0.5%
  #United Microelectronics Corp.            146,596,681     76,516,058       0.5%
  Other Securities                                       1,505,232,998       9.6%
                                                        --------------      -----
TOTAL TAIWAN                                             1,959,350,535      12.5%
                                                        --------------      -----

THAILAND -- (2.1%)
  Other Securities                                         359,399,297       2.3%
                                                        --------------      -----

TURKEY -- (1.9%)
  Other Securities                                         310,992,722       2.0%
                                                        --------------      -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED




                                                                                                    Shares         Value++
                                                                                                    ------         -----
UNITED STATES -- (0.0%).....................................................................
  Other Securities..........................................................................               $     6,279,425
                                                                                                           ---------------
TOTAL COMMON STOCKS.........................................................................                14,732,511,576
                                                                                                           ---------------
PREFERRED STOCKS -- (4.6%)..................................................................
BRAZIL -- (4.6%)............................................................................
  #Petroleo Brasileiro SA ADR...............................................................    10,516,809     350,945,916
  Usinas Siderurgicas de Minas Gerais SA Series A...........................................     7,223,910      73,928,904
  Other Securities..........................................................................                   350,831,763
                                                                                                           ---------------
TOTAL BRAZIL................................................................................                   775,706,583
                                                                                                           ---------------

INDIA -- (0.0%).............................................................................
  Other Securities..........................................................................                       270,524
                                                                                                           ---------------
MALAYSIA -- (0.0%)..........................................................................
  Other Securities..........................................................................                        90,163
                                                                                                           ---------------
TOTAL PREFERRED STOCKS......................................................................                   776,067,270
                                                                                                           ---------------
RIGHTS/WARRANTS -- (0.0%)...................................................................
BRAZIL -- (0.0%)............................................................................
  Other Securities..........................................................................                         5,999
                                                                                                           ---------------

CHINA -- (0.0%).............................................................................
  Other Securities..........................................................................                            --
                                                                                                           ---------------

POLAND -- (0.0%)............................................................................
  Other Securities..........................................................................                       762,367
                                                                                                           ---------------

TAIWAN -- (0.0%)............................................................................
  Other Securities..........................................................................                       168,290
                                                                                                           ---------------
TOTAL RIGHTS/WARRANTS.......................................................................                       936,656
                                                                                                           ---------------
                                                                                                 Face
                                                                                                Amount         Value+
                                                                                                ------         -----
                                                                                                 (000)
TEMPORARY CASH INVESTMENTS -- (0.8%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $133,035,000 FNMA 2.24%, 07/06/15, valued at $136,360,875) to be repurchased at
   $134,343,127.............................................................................      $134,341     134,341,000
                                                                                                           ---------------

                                                                                                Shares/
                                                                                                 Face
                                                                                                Amount
                                                                                                ------
                                                                                                 (000)
SECURITIES LENDING COLLATERAL -- (6.6%).....................................................
  (S)@DFA Short Term Investment Fund........................................................ 1,097,100,048   1,097,100,048
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $114,150)## to be repurchased at
   $111,912.................................................................................          $112         111,912
                                                                                                           ---------------
TOTAL SECURITIES LENDING COLLATERAL.........................................................                 1,097,211,960
                                                                                                           ---------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $12,487,198,917).....................................................................               $16,741,068,462
                                                                                                           ===============

                                                                                                  Percentage
                                                                                             of Net Assets**
                                                                                             ---------------
UNITED STATES -- (0.0%).....................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
TOTAL COMMON STOCKS.........................................................................      94.1%
                                                                                                 ------
PREFERRED STOCKS -- (4.6%)..................................................................
BRAZIL -- (4.6%)............................................................................
  #Petroleo Brasileiro SA ADR...............................................................       2.2%
  Usinas Siderurgicas de Minas Gerais SA Series A...........................................       0.5%
  Other Securities..........................................................................       2.2%
                                                                                                 ------
TOTAL BRAZIL................................................................................       4.9%
                                                                                                 ------

INDIA -- (0.0%).............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
MALAYSIA -- (0.0%)..........................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
TOTAL PREFERRED STOCKS......................................................................       4.9%
                                                                                                 ------
RIGHTS/WARRANTS -- (0.0%)...................................................................
BRAZIL -- (0.0%)............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------

CHINA -- (0.0%).............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------

POLAND -- (0.0%)............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------

TAIWAN -- (0.0%)............................................................................
  Other Securities..........................................................................       0.0%
                                                                                                 ------
TOTAL RIGHTS/WARRANTS.......................................................................       0.0%
                                                                                                 ------




TEMPORARY CASH INVESTMENTS -- (0.8%)........................................................
  Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $133,035,000 FNMA 2.24%, 07/06/15, valued at $136,360,875) to be repurchased at
   $134,343,127.............................................................................       0.9%
                                                                                                 ------






SECURITIES LENDING COLLATERAL -- (6.6%).....................................................
  (S)@DFA Short Term Investment Fund........................................................       7.0%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $114,150)## to be repurchased at
   $111,912.................................................................................       0.0%
                                                                                                 ------
TOTAL SECURITIES LENDING COLLATERAL.........................................................       7.0%
                                                                                                 ------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $12,487,198,917).....................................................................     106.9%
                                                                                                 ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of inputs used to value the Fund's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                   Valuation Inputs
                               --------------------------------------------------------

                                       Investment in Securities (Market Value)
                               --------------------------------------------------------
                                  Level 1            Level 2         Level 3      Total
                               --------------    ----------------    ------- ----------------
Common Stocks.................
  Brazil...................... $1,292,199,169                  --      --    $  1,292,199,169
  Chile.......................    336,828,257                  --      --         336,828,257
  China.......................    241,703,359    $  1,960,394,750      --       2,202,098,109
  Czech Republic..............             --          42,947,874      --          42,947,874
  Hungary.....................             --         148,880,741      --         148,880,741
  India.......................    198,824,101       1,175,806,180      --       1,374,630,281
  Indonesia...................      4,335,587         512,990,465      --         517,326,052
  Israel......................         30,499           1,904,903      --           1,935,402
  Malaysia....................      8,882,748         496,343,835      --         505,226,583
  Mexico......................    847,129,147             819,494      --         847,948,641
  Philippines.................             --         120,116,570      --         120,116,570
  Poland......................             --         333,427,124      --         333,427,124
  Russia......................             --         878,787,516      --         878,787,516
  South Africa................    231,930,817       1,013,074,151      --       1,245,004,968
  South Korea.................    460,707,680       1,788,424,630      --       2,249,132,310
  Taiwan......................     61,687,032       1,897,663,503      --       1,959,350,535
  Thailand....................    359,399,297                  --      --         359,399,297
  Turkey......................      6,881,917         304,110,805      --         310,992,722
  United States...............      6,279,425                  --      --           6,279,425
Preferred Stocks..............
  Brazil......................    775,706,583                  --      --         775,706,583
  India.......................             --             270,524      --             270,524
  Malaysia....................         90,163                  --      --              90,163
Rights/Warrants...............
  Brazil......................          5,999                  --      --               5,999
  China.......................             --                  --      --                  --
  Poland......................             --             762,367      --             762,367
  Taiwan......................             --             168,290      --             168,290
Temporary Cash Investments....             --         134,341,000      --         134,341,000
Securities Lending Collateral.             --       1,097,211,960      --       1,097,211,960
                               --------------    ----------------     ----   ----------------

TOTAL......................... $4,832,621,780     $11,908,446,682      --     $16,741,068,462
                               ==============    ================     ====   ================

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 2011
                                  (Unaudited)
                            (Amounts in thousands)

ASSETS:
Investments at Value (including $1,020,998 of securities on loan)       $15,509,516
Temporary Cash Investments at Value & Cost                                  134,341
Collateral Received from Securities on Loan at Value & Cost                     112
Affiliated Collateral Received from Securities on Loan at Value & Cost    1,097,100
Foreign Currencies at Value                                                  18,572
Cash                                                                         17,834
Receivables:
 Investment Securities Sold                                                   9,929
 Dividends, Interest and Tax Reclaims                                        27,992
 Fund Shares Sold                                                            18,600
 Securities Lending Income                                                      800
Unrealized Gain on Foreign Currency Contracts                                    65
Prepaid Expenses and Other Assets                                                18
                                                                        -----------
   Total Assets                                                          16,834,879
                                                                        -----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned                                         1,097,212
 Investment Securities Purchased                                             57,409
 Fund Shares Redeemed                                                            84
 Due to Advisor                                                               1,270
Deferred Thailand Capital Gains Tax                                          22,797
Accrued Expenses and Other Liabilities                                          569
                                                                        -----------
   Total Liabilities                                                      1,179,341
                                                                        -----------
NET ASSETS                                                              $15,655,538
                                                                        ===========
Investments at Cost                                                     $11,255,646
                                                                        ===========
Foreign Currencies at Cost                                              $    18,146
                                                                        ===========

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            STATEMENT OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 2011
                                  (Unaudited)
                            (Amounts in thousands)

 Investment Income
  Dividends (Net of Foreign Taxes Withheld of $8,179)............ $   95,140
  Interest.......................................................         54
  Income from Securities Lending.................................      4,382
                                                                  ----------
    Total Investment Income......................................     99,576
                                                                  ----------
 Expenses
  Investment Advisory Services Fees..............................      6,755
  Accounting & Transfer Agent Fees...............................        637
  Custodian Fees.................................................      4,405
  Shareholders' Reports..........................................         26
  Directors'/Trustees' Fees & Expenses...........................         72
  Professional Fees..............................................        167
  Other..........................................................        151
                                                                  ----------
    Total Expenses...............................................     12,213
                                                                  ----------
  Net Investment Income (Loss)...................................     87,363
                                                                  ----------
 Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:...................................
    Investment Securities Sold...................................    192,268
    Foreign Currency Transactions................................     (1,508)**
  Change in Unrealized Appreciation (Depreciation) of:...........
    Investment Securities and Foreign Currency...................  1,023,743
    Translation of Foreign Currency Denominated Amounts..........        227
  Change in Deferred Thailand Capital Gains Tax..................     (6,494)
                                                                  ----------
  Net Realized and Unrealized Gain (Loss)........................  1,208,236
                                                                  ----------
 Net Increase (Decrease) in Net Assets Resulting from Operations. $1,295,599
                                                                  ==========

--------
** Net of foreign capital gain taxes withheld of $683.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                            (Amounts in thousands)

                                                                         Six Months         Year
                                                                            Ended          Ended
                                                                          April 30,       Oct. 31,
                                                                            2011            2010
                                                                        -----------    -----------
                                                                         (Unaudited)
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income (Loss).......................................... $    87,363    $   171,366
 Net Realized Gain (Loss) on:..........................................
   Investment Securities Sold..........................................     192,268        591,224
   Foreign Currency Transactions.......................................      (1,508)**      (3,254)**
 Change in Unrealized Appreciation (Depreciation) of:..................
   Investment Securities and Foreign Currency..........................   1,023,743      1,841,702
   Translation of Foreign Currency Denominated Amounts.................         227           (154)
 Change in Deferred Thailand Capital Gains Tax.........................      (6,494)       (10,266)
                                                                        -----------    -----------

     Net Increase (Decrease) in Net Assets Resulting from Operations...   1,295,599      2,590,618
                                                                        -----------    -----------
Transactions in Interest:
 Contributions.........................................................   2,673,962      2,372,583
 Withdrawals...........................................................    (231,978)    (1,010,371)
                                                                        -----------    -----------

     Net Increase (Decrease) from Transactions in Interest.............   2,441,984      1,362,212
                                                                        -----------    -----------
     Total Increase (Decrease) in Net Assets...........................   3,737,583      3,952,830
Net Assets
 Beginning of Period...................................................  11,917,955      7,965,125
                                                                        -----------    -----------
 End of Period......................................................... $15,655,538    $11,917,955
                                                                        ===========    ===========

--------
** Net of foreign capital gain taxes withheld of $683 and $1,806, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+
                             FINANCIAL HIGHLIGHTS
               (for a share outstanding throughout each period)

                                     Six Months        Year        Year         Period          Year        Year        Year
                                        Ended         Ended       Ended      Dec. 1, 2007      Ended       Ended       Ended
                                      April 30,      Oct. 31,    Oct. 31,         to          Nov. 30,    Nov. 30,    Nov. 30,
                                        2011           2010        2009      Oct. 31, 2008      2007        2006        2005
--------------------------------------------------------------------------------------------------------------------------------
                                   (Unaudited)
Total Return......................        9.54%(C)       30.55%      79.39%      (55.47)%(C)      51.59%      42.14%      31.60%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)..................... $15,655,538     $11,917,955  $7,965,125   $4,048,404      $8,188,710  $4,837,912  $2,417,064
Ratio of Expenses to Average Net
  Assets..........................        0.18%(B)        0.19%       0.21%        0.19%(B)        0.19%       0.22%       0.29%
Ratio of Net Investment Income to
  Average Net Assets..............        1.30%(B)        1.81%       2.17%        3.19%(B)        2.50%       2.57%       3.23%
Portfolio Turnover Rate...........           3%(C)          15%         20%          14%(C)          14%          9%          7%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 & 2 for the Definitions of Abbreviations and Footnotes. + See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under IRC (S)368(a)(1)(F).

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and Emerging Markets Value Portfolio ("Portfolio") will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   .   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   .   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity

Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2011, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $247 (in thousands).

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Fund is also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the six months ended April 30, 2011, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $12 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                             Purchases. $2,778,849
                             Sales.....    348,912

   There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

   No provision for federal income taxes is required since the Series' are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   Some of the Fund's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At
October 31, 2010, the Fund had cumulative unrealized appreciation (depreciation) (mark to market) of $1,547 (in thousands) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2010, realized gains on the sale of passive foreign investment companies totaling $4 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                          Net
                                                       Unrealized
              Federal     Unrealized    Unrealized    Appreciation
              Tax Cost   Appreciation (Depreciation) (Depreciation)
             ----------- ------------ -------------- --------------
             $12,497,138  $4,816,156    $(572,225)     $4,243,931

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax position and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Fund federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder and other direct client investors has made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code (S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

F. Financial Instruments:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statement of Operations and the realized and change in unrealized gain or loss over the reporting period.

   At April 30, 2011, the Fund had no outstanding futures contracts.

G. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

          Weighted      Weighted    Number of   Interest Maximum Amount
           Average      Average        Days     Expense  Borrowed During
        Interest Rate Loan Balance Outstanding* Incurred   the Period
        ------------- ------------ ------------ -------- ---------------
            0.92%....   $41,689         26        $28       $124,315

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Fund under this line of credit as of April 30, 2011.

H. Securities Lending:

   As of April 30, 2011, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral with a market value of $95,503 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

K. Other

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 17, 2010 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFAAustralia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

 LOGO

                                                                DFA 043011-001S

 LOGO

SEMI-ANNUAL REPORT
six months ended: April 30, 2011 (Unaudited)

Dimensional Investment Group Inc.

LWAS/DFA U.S. High Book to Market Portfolio

LWAS/DFA Two-Year Fixed Income Portfolio

LWAS/DFA Two-Year Government Portfolio

DFA Investment Dimensions Group Inc.

LWAS/DFA International High Book to Market Portfolio

 LOGO

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2011

Dear Fellow Shareholder,

We recently celebrated Dimensional's thirtieth anniversary. The firm has developed in ways we never could have predicted. Our success owes a lot to our clients, especially those we've had a long relationship with. We are proud that these relationships have been beneficial for our clients and for Dimensional.

Thirty years of growth has brought many changes. But some things haven't changed, and these have been a key to our success. We have always acted in the best interests of clients and strived to earn and maintain trust by doing what we say we are going to do. We have always worked hard to demonstrate the validity of our ideas. We never try to predict how much money our clients could make, but we have always worked to deliver a good investment experience. We continue to believe strongly in the principles of diversification and discipline. We've been fortunate to find clients sharing that belief and helping us grow into the firm we are now.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                                               Page
                                                                                             ------
Letter to Shareholders
Definitions of Abbreviations and Footnotes..................................................    1
Dimensional Investment Group Inc.
   Disclosure of Fund Expenses..............................................................    2
   Disclosure of Portfolio Holdings.........................................................    3
   Schedules of Investments.................................................................
     LWAS/DFA U.S. High Book to Market Portfolio............................................    4
     LWAS/DFA Two-Year Fixed Income Portfolio...............................................    5
     LWAS/DFA Two-Year Government Portfolio.................................................    7
   Statements of Assets and Liabilities.....................................................    8
   Statements of Operations.................................................................   10
   Statements of Changes in Net Assets......................................................   11
   Financial Highlights.....................................................................   12
   Notes to Financial Statements............................................................   14
DFA Investment Dimensions Group Inc. - LWAS/DFA International High Book to Market Portfolio
   Disclosure of Fund Expenses..............................................................   21
   Disclosure of Portfolio Holdings.........................................................   22
   Schedule of Investments..................................................................   23
   Statement of Assets and Liabilities......................................................   24
   Statement of Operations..................................................................   25
   Statements of Changes in Net Assets......................................................   26
   Financial Highlights.....................................................................   27
   Notes to Financial Statements............................................................   28
The DFA Investment Trust Company
   Disclosure of Fund Expenses..............................................................   33
   Disclosure of Portfolio Holdings.........................................................   34
   Schedules of Investments/Summary Schedules of Portfolio Holdings.........................
     The U.S. Large Cap Value Series........................................................   35
     The DFA International Value Series.....................................................   38
   Statements of Assets and Liabilities.....................................................   42
   Statements of Operations.................................................................   43
   Statements of Changes in Net Assets......................................................   44
   Financial Highlights.....................................................................   45
   Notes to Financial Statements............................................................   46
Voting Proxies on Fund Portfolio Securities.................................................   54
Board Approval of Investment Advisory Agreements............................................   55

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
  ADR    American Depositary Receipt
  FNMA   Federal National Mortgage Association
  P.L.C. Public Limited Company

Investment Footnotes
  +      See Note B to Financial Statements.
  ++     Securities have generally been fair valued. See Note B to Financial Statements.
  **     Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
  *      Non-Income Producing Securities.
  #      Total or Partial Securities on Loan.
  @      Security purchased with cash proceeds from Securities on Loan.
  (r)    The adjustable rate shown is effective as of April 30, 2011.
  (S)    Affiliated Fund.
  ##     Par amount of collateral is a part of a pooled collateral facility. Value is indicative of the value allocated to this Series as a part of this facility.

Financial Highlights
  (A)    Computed using average shares outstanding.
  (B)    Annualized
  (C)    Non-Annualized
  (D)    Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

All Statements, Schedules and Notes to Financial Statements
  --     Amounts designated as -- are either zero or rounded to zero.
  REIT   Real Estate Investment Trust
  RIC    Registered Investment Company
  SEC    Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                       Six Months Ended April 30, 2011
EXPENSE TABLES
                                               Beginning  Ending              Expenses
                                                Account  Account   Annualized   Paid
                                                 Value    Value     Expense    During
                                               11/01/10  04/30/11    Ratio*   Period*
                                               --------- --------- ---------- --------

LWAS/DFA U.S. High Book to Market Portfolio**
Actual Fund Return............................ $1,000.00 $1,218.86    0.34%    $1.87
Hypothetical 5% Annual Return................. $1,000.00 $1,023.11    0.34%    $1.71

LWAS/DFA Two-Year Fixed Income Portfolio
Actual Fund Return............................ $1,000.00 $1,001.92    0.31%    $1.54
Hypothetical 5% Annual Return................. $1,000.00 $1,023.26    0.31%    $1.56

LWAS/DFA Two-Year Government Portfolio
Actual Fund Return............................ $1,000.00 $1,001.56    0.29%    $1.44
Hypothetical 5% Annual Return................. $1,000.00 $1,023.36    0.29%    $1.45

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by category.

FEEDER FUND

                                                         Affiliated
                                                         Investment
                                                          Company
                                                         ----------
            LWAS/DFA U.S. High Book to Market Portfolio.   100.0%

FIXED INCOME PORTFOLIOS

LWAS/DFA Two-Year Fixed Income Portfolio                       LWAS/DFA Two-Year Government Portfolio
Corporate..................   9.5%                             Government........... 100.0%
                                                                                          -------
Government.................  74.4%                             Total................ 100.0%
Foreign Corporate..........   6.2%
Foreign Government.........   7.8%
Supranational..............   2.1%
                               ------
Total...................... 100.0%

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                Value+
                                                                -----

      AFFILIATED INVESTMENT COMPANY -- (100.0%)

      Investment in The U.S. Large Cap Value Series of
        The DFA Investment Trust Company                      $78,640,988
                                                              -----------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $51,376,914)................................ $78,640,988
                                                              ===========

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).


                See accompanying Notes to Financial Statements.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                     Face
                                                    Amount     Value+
                                                    ------     ------
                                                    (000)
           AGENCY OBLIGATIONS -- (74.1%)
           Federal Farm Credit Bank
              0.850%, 04/15/13..................... $1,200 $1,204,476
           Federal Home Loan Bank
              1.875%, 06/20/12.....................    400    406,792
              0.875%, 08/22/12.....................  6,800  6,838,984
              1.750%, 08/22/12.....................  6,100  6,204,377
              4.625%, 10/10/12.....................  1,200  1,272,266
              1.000%, 03/27/13.....................  3,200  3,221,754
           Federal Home Loan Mortgage
             Corporation
              1.125%, 07/27/12.....................    600    604,997
              5.500%, 08/20/12.....................  1,650  1,758,273
              0.375%, 11/30/12.....................    300    299,266
              4.125%, 12/21/12.....................  2,000  2,115,260
              1.375%, 01/09/13.....................  1,000  1,013,519
              4.500%, 01/15/13.....................    500    533,214
              0.750%, 03/28/13.....................  2,300  2,304,752
              1.625%, 04/15/13.....................  7,100  7,233,068
           Federal National Mortgage Association
              1.125%, 07/30/12.....................  6,000  6,053,082
              4.375%, 09/15/12.....................  2,800  2,949,551
              3.625%, 02/12/13.....................  1,500  1,578,200
              1.750%, 02/22/13..................... 12,050 12,287,710
              0.750%, 02/26/13.....................  7,400  7,418,308
              4.375%, 03/15/13.....................  1,250  1,336,648
              3.250%, 04/09/13.....................  2,700  2,838,488
                                                           ----------

           TOTAL AGENCY OBLIGATIONS................        69,472,985
                                                           ----------
           BONDS -- (25.5%)
           BNP Paribas SA
              2.125%, 12/21/12.....................  2,100  2,134,222
           Citigroup Funding, Inc.
              1.875%, 11/15/12.....................    400    408,376
           General Electric Capital Corp.
              3.500%, 08/13/12.....................  2,000  2,063,688
           International Bank for Reconstruction &
             Development
              0.800%, 07/13/12.....................  2,000  2,005,844
           Japan Finance Corp.
              1.500%, 07/06/12.....................    700    703,305
              2.125%, 11/05/12.....................  1,600  1,630,666
           JPMorgan Chase & Co.
              2.125%, 06/22/12.....................  2,200  2,240,773
           Kreditanstalt fuer Wiederaufbau
              1.250%, 06/15/12.....................  1,800  1,817,730

                                                 Face
                                                Amount       Value+
                                                ------       ------
                                                (000)
             Landwirtschaftliche Rentenbank AG
                3.250%, 03/15/13...............  $1,000  $1,046,124
             Manitoba, Province of Canada
                2.125%, 04/22/13...............   1,000   1,025,743
             Morgan Stanley
                1.950%, 06/20/12...............   1,400   1,423,955
             Ontario, Province of Canada
                1.875%, 11/19/12...............   1,000   1,019,955
             Royal Bank of Canada
                2.250%, 03/15/13...............   1,500   1,544,474
             Toyota Motor Credit Corp.
                1.900%, 12/05/12...............     500     507,841
             Wells Fargo & Co.
                5.250%, 10/23/12...............   1,150   1,222,162
                4.375%, 01/31/13...............     900     950,151
             Westpac Banking Corp. NL
                2.250%, 11/19/12...............   2,100   2,140,282
                                                        -----------
             TOTAL BONDS.......................          23,885,291
                                                        -----------
                                                Shares
                                                ------
             TEMPORARY CASH INVESTMENTS -- (0.4%)
                BlackRock Liquidity Funds
                  Tempcash Portfolio -
                  Institutional Shares......... 412,850     412,850
                                                        -----------
             TOTAL INVESTMENTS -- (100.0%)
               (Cost $93,510,196)..............         $93,771,126
                                                        ===========

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                  Valuation Inputs
                                           ---------------------------------------

                                           Investment in Securities (Market Value)
                                           ---------------------------------------
                                  Level 1    Level 2      Level 3       Total
                                  --------  -----------   -------     -----------
      Agency Obligations.........       -- $69,472,985      --       $69,472,985
      Bonds......................       --  23,885,291      --        23,885,291
      Temporary Cash Investments. $412,850          --      --           412,850
                                  --------  -----------     --        -----------
      TOTAL......................  412,850 $93,358,276      --       $93,771,126
                                  ========  ===========     ==        ===========


                See accompanying Notes to Financial Statements.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                                                           Face
                                                                                                          Amount        Value+
                                                                                                          -------       ------
                                                                                                          (000)
AGENCY OBLIGATIONS -- (99.4%)............................................................................
Federal Farm Credit Bank.................................................................................
 0.400%, 11/02/12........................................................................................ $ 6,300 $  6,290,147
 1.750%, 02/21/13........................................................................................  14,000   14,260,778
Federal Home Loan Bank...................................................................................
 4.500%, 11/15/12........................................................................................  17,100   18,119,023
 1.746%, 11/30/12........................................................................................   1,700    1,732,412
 1.750%, 12/14/12........................................................................................  32,400   33,001,733
 1.500%, 01/16/13........................................................................................  26,900   27,312,619
 3.375%, 02/27/13........................................................................................  32,100   33,701,116
 1.625%, 03/20/13........................................................................................  34,500   35,139,492
 1.000%, 03/27/13........................................................................................  18,700   18,827,123
                                                                                                                  ------------

TOTAL AGENCY OBLIGATIONS.................................................................................          188,384,443
                                                                                                                  ------------

TEMPORARY CASH INVESTMENTS -- (0.6%).....................................................................
 Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $1,160,000 FNMA
   2.24%, 07/06/15, valued at $1,189,000) to be repurchased at $1,171,019................................   1,171    1,171,000
                                                                                                                  ------------

TOTAL INVESTMENTS -- (100.0%) (Cost $189,173,440)........................................................         $189,555,443
                                                                                                                  ============

Summary of inputs used to value the Portfolio's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                                                                  Valuation Inputs
                                                                                      -----------------------------------------

                                                                                       Investment in Securities (Market Value)
                                                                                      -----------------------------------------
                                                                                      Level 1   Level 2    Level 3    Total
                                                                                      ------- ------------ ------- ------------
Agency Obligations...................................................................   --    $188,384,443   --    $188,384,443
Temporary Cash Investments...........................................................   --       1,171,000   --       1,171,000
                                                                                        --    ------------   --    ------------

TOTAL................................................................................   --    $189,555,443   --    $189,555,443
                                                                                        ==    ============   ==    ============


                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
  (Affiliated Investment Company) at Value............................................. $     78,641
Prepaid Expenses and Other Assets......................................................           12
                                                                                        ------------
   Total Assets........................................................................       78,653
                                                                                        ------------
LIABILITIES:
Payables:
   Due to Advisor......................................................................            1
Accrued Expenses and Other Liabilities.................................................           18
                                                                                        ------------
   Total Liabilities...................................................................           19
                                                                                        ------------
NET ASSETS............................................................................. $     78,634
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    5,643,279
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                $      13.93
                                                                                        ============
Investment in Affiliated Investment Company at Cost.................................... $     51,377
                                                                                        ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     59,653
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).          118
Accumulated Net Realized Gain (Loss)...................................................       (8,401)
Net Unrealized Appreciation (Depreciation).............................................       27,264
                                                                                        ------------
NET ASSETS                                                                              $     78,634
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000
                                                                                        ============


                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                          LWAS/DFA     LWAS/DFA
                                                                                          Two-Year     Two-Year
                                                                                        Fixed Income  Government
                                                                                         Portfolio    Portfolio
                                                                                        ------------ ------------
ASSETS:
Investments at Value................................................................... $     93,358 $    188,384
Temporary Cash Investments at Value & Cost.............................................          413        1,171
Cash...................................................................................           --            1
Receivables:
 Interest..............................................................................          365        1,035
 Fund Shares Sold......................................................................           --           62
Prepaid Expenses and Other Assets......................................................           12           19
                                                                                        ------------ ------------
   Total Assets........................................................................       94,148      190,672
                                                                                        ------------ ------------
LIABILITIES:
Payables:
 Fund Shares Redeemed..................................................................           --          132
 Due to Advisor........................................................................           11           24
Accrued Expenses and Other Liabilities.................................................           18           31
                                                                                        ------------ ------------
   Total Liabilities...................................................................           29          187
                                                                                        ------------ ------------
NET ASSETS............................................................................. $     94,119 $    190,485
                                                                                        ============ ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    9,342,973   19,147,346
                                                                                        ============ ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      10.07 $       9.95
                                                                                        ============ ============
Investments at Cost.................................................................... $     93,097 $    188,002
                                                                                        ------------ ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     93,400 $    189,494
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)            77          111
Accumulated Net Realized Gain (Loss)...................................................          381          498
Net Unrealized Appreciation (Depreciation).............................................          261          382
                                                                                        ------------ ------------
NET ASSETS............................................................................. $     94,119 $    190,485
                                                                                        ============ ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  300,000,000  300,000,000
                                                                                        ============ ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)

                            (Amounts in thousands)

                                                                   LWAS/DFA        LWAS/DFA       LWAS/DFA
                                                                  U.S. High        Two-Year       Two-Year
                                                                 Book to Market   Fixed Income   Government
                                                                  Portfolio*      Portfolio      Portfolio
                                                                 ------------     ----------     ----------
Investment Income
 Dividends......................................................     $   625             --             --
 Interest.......................................................          --          $ 400          $ 603
 Income from Securities Lending.................................          23             --             --
 Expenses Allocated from Affiliated Investment Company..........         (42)            --             --
                                                                     -------          -----          -----
   Total Investment Income......................................         606            400            603
                                                                     -------          -----          -----
Expenses
 Investment Advisory Services Fees..............................          --             67            137
 Administrative Services Fees...................................           4             --             --
 Accounting & Transfer Agent Fees...............................           7             15             20
 Shareholder Servicing Fees.....................................          55             36             73
 Filing Fees....................................................           8              9             13
 Shareholders' Reports..........................................           5              5              9
 Directors'/Trustees' Fees & Expenses...........................          --             --              1
 Custodian Fees.................................................          --              1              2
 Professional Fees..............................................           1              1              2
 Other..........................................................           1              2              2
                                                                     -------          -----          -----
     Total Expenses.............................................          81            136            259
                                                                     -------          -----          -----
 Net Investment Income (Loss)...................................         525            264            344
                                                                     -------          -----          -----
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...................................
   Investment Securities Sold...................................       2,368            384            522
   Futures......................................................         (98)            --             --
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities........................................      11,686           (412)          (581)
                                                                     -------          -----          -----
 Net Realized and Unrealized Gain (Loss)........................      13,956            (28)           (59)
                                                                     -------          -----          -----
Net Increase (Decrease) in Net Assets Resulting from Operations.     $14,481          $ 236          $ 285
                                                                     =======          =====          =====

--------
*Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                      LWAS/DFA             LWAS/DFA
                                                                                     U.S. High             Two-Year
                                                                                   Book to Market        Fixed Income
                                                                                     Portfolio            Portfolio
                                                                                -------------------  -------------------
                                                                                             Year                 Year
                                                                                Six Months   Ended   Six Months   Ended
                                                                                   Ended     Oct.       Ended     Oct.
                                                                                 April 30,    31,     April 30,    31,
                                                                                   2011      2010       2011      2010
                                                                                ----------- -------  ----------- -------
                                                                                (Unaudited)          (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................................   $   525   $ 1,200    $   264   $   674
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................................................     2,368     5,618        384       751
   Futures.....................................................................       (98)       --         --        --
Change in Unrealized Appreciation (Depreciation) of:
  Investment Securities........................................................    11,686     5,142       (412)      128
   Net Increase (Decrease) in Net Assets Resulting from Operations.............    14,481    11,960        236     1,553
                                                                                  -------   -------    -------   -------
Distributions From:
  Net Investment Income........................................................      (575)   (1,187)      (282)     (714)
  Net Short-Term Gains.........................................................        --        --       (353)       --
  Net Long-Term Gains..........................................................        --        --        (81)       --
                                                                                  -------   -------    -------   -------
   Total Distributions.........................................................      (575)   (1,187)      (716)     (714)
                                                                                  -------   -------    -------   -------
Capital Share Transactions (1):................................................
  Shares Issued................................................................     3,792     4,217     15,490    20,893
  Shares Issued in Lieu of Cash Distributions..................................       500     1,036        576       581
  Shares Redeemed..............................................................    (6,878)  (14,639)   (10,731)  (10,447)
                                                                                  -------   -------    -------   -------
   Net Increase (Decrease) from Capital Share Transactions.....................    (2,586)   (9,386)     5,335    11,027
                                                                                  -------   -------    -------   -------
   Total Increase (Decrease) in Net Assets.....................................    11,320     1,387      4,855    11,866
Net Assets
  Beginning of Period..........................................................    67,314    65,927     89,264    77,398
                                                                                  -------   -------    -------   -------
  End of Period................................................................   $78,634   $67,314    $94,119   $89,264
                                                                                  =======   =======    =======   =======
(1) Shares Issued and Redeemed:
  Shares Issued................................................................       294       386      1,540     2,078
  Shares Issued in Lieu of Cash Distributions..................................        40        98         57        58
  Shares Redeemed..............................................................      (534)   (1,365)    (1,069)   (1,039)
                                                                                  -------   -------    -------   -------
   Net Increase (Decrease) from Shares Issued and Redeemed.....................      (200)     (881)       528     1,097
                                                                                  =======   =======    =======   =======
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).......................................................................   $   118   $   168    $    77   $    95

                                                                                      LWAS/DFA
                                                                                      Two-Year
                                                                                     Government
                                                                                      Portfolio
                                                                                --------------------

                                                                                Six Months    Year
                                                                                   Ended     Ended
                                                                                 April 30,  Oct. 31,
                                                                                   2011       2010
                                                                                ----------- --------
                                                                                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................................  $    344   $  1,098
  Net Realized Gain (Loss) on:
   Investment Securities Sold..................................................       522      2,031
   Futures.....................................................................        --         --
Change in Unrealized Appreciation (Depreciation) of:
  Investment Securities........................................................      (581)       (17)
   Net Increase (Decrease) in Net Assets Resulting from Operations.............       285      3,112
                                                                                 --------   --------
Distributions From:
  Net Investment Income........................................................      (381)    (1,184)
  Net Short-Term Gains.........................................................    (1,910)      (956)
  Net Long-Term Gains..........................................................      (125)    (1,081)
                                                                                 --------   --------
   Total Distributions.........................................................    (2,416)    (3,221)
                                                                                 --------   --------
Capital Share Transactions (1):................................................
  Shares Issued................................................................    42,123     62,949
  Shares Issued in Lieu of Cash Distributions..................................     1,640      2,132
  Shares Redeemed..............................................................   (24,871)   (27,756)
                                                                                 --------   --------
   Net Increase (Decrease) from Capital Share Transactions.....................    18,892     37,325
                                                                                 --------   --------
   Total Increase (Decrease) in Net Assets.....................................    16,761     37,216
Net Assets
  Beginning of Period..........................................................   173,724    136,508
                                                                                 --------   --------
  End of Period................................................................  $190,485   $173,724
                                                                                 ========   ========
(1) Shares Issued and Redeemed:
  Shares Issued................................................................     4,235      6,294
  Shares Issued in Lieu of Cash Distributions..................................       166        214
  Shares Redeemed..............................................................    (2,504)    (2,777)
                                                                                 --------   --------
   Net Increase (Decrease) from Shares Issued and Redeemed.....................     1,897      3,731
                                                                                 ========   ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income).......................................................................  $    111   $    148

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                Period
                                         Six Months       Year       Year      Dec. 1,       Year        Year       Year
                                           Ended         Ended      Ended      2007 to      Ended       Ended      Ended
                                         April 30,      Oct. 31,   Oct. 31,    Oct. 31,    Nov. 30,    Nov. 30,   Nov. 30,
                                            2011          2010       2009        2008        2007        2006       2005
---------------------------------------------------------------------------------------------------------------------------
                                        (Unaudited)
 Net Asset Value, Beginning of Period. $     11.52     $  9.80    $  9.04    $ 15.35      $  16.10    $  13.91    $  12.28
                                       -----------     -------    -------    -------      --------    --------    --------
 Income from Investment Operations
  Net Investment Income (Loss)........        0.09(A)     0.19(A)    0.18(A)    0.21(A)       0.20(A)     0.23(A)     0.19
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..........        2.42        1.72       0.79      (5.48)        (0.26)       2.23        1.57
                                       -----------     -------    -------    -------      --------    --------    --------
    Total from Investment Operations..        2.51        1.91       0.97      (5.27)        (0.06)       2.46        1.76
---------------------------------------------------------------------------------------------------------------------------
 Less Distributions
  Net Investment Income...............       (0.10)      (0.19)     (0.21)     (0.21)        (0.20)      (0.22)      (0.13)
  Net Realized Gains..................          --          --         --      (0.83)        (0.49)      (0.05)         --
                                       -----------     -------    -------    -------      --------    --------    --------
    Total Distributions...............       (0.10)      (0.19)     (0.21)     (1.04)        (0.69)      (0.27)      (0.13)
---------------------------------------------------------------------------------------------------------------------------
 Net Assets Value, End of Period...... $     13.93     $ 11.52    $  9.80    $  9.04      $  15.35    $  16.10    $  13.91
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
 Total Return.........................       21.89%(C)   19.71%     11.61%    (36.69)%(C)    (0.51)%     17.90%      14.44%
---------------------------------------------------------------------------------------------------------------------------

 Net Assets, End of Period
  (thousands)                          $    78,634     $67,314    $65,927    $68,462      $119,833    $124,983    $103,311
 Ratio of Expenses to Average Net
  Assets (D)                                  0.34%(B)    0.35%      0.38%      0.33%(B)      0.32%       0.32%       0.34%
 Ratio of Net Investment Income to
  Average Net Assets..................        1.44%(B)    1.78%      2.20%      1.72%(B)      1.20%       1.54%       1.43%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                              LWAS/DFA Two-Year Fixed Income Portfolio
                                         ---------------------------------------------------------------------------------
                                                                                  Period
                                         Six Months       Year        Year       Dec. 1,       Year        Year      Year
                                            Ended        Ended       Ended       2007 to      Ended       Ended     Ended
                                          April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Nov. 30,    Nov. 30,  Nov. 30,
                                            2011          2010        2009         2008        2007        2006      2005
----------------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....   $ 10.13     $  10.03    $   9.84    $   9.95     $   9.94    $  9.82    $  9.90
                                          --------     --------    --------    --------     --------    -------    -------
Income from Investment Operations.......
 Net Investment Income (Loss)...........      0.03(A)      0.08(A)     0.19(A)     0.28(A)      0.49(A)    0.35(A)    0.27
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............     (0.01)        0.11        0.23       (0.04)          --       0.08      (0.11)
                                          --------     --------    --------    --------     --------    -------    -------
   Total from Investment Operations.....      0.02         0.19        0.42        0.24         0.49       0.43       0.16
----------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................     (0.03)       (0.09)      (0.23)      (0.35)       (0.48)     (0.31)     (0.24)
 Net Realized Gains.....................     (0.05)          --          --          --           --         --         --
                                          --------     --------    --------    --------     --------    -------    -------
   Total Distributions..................     (0.08)       (0.09)      (0.23)      (0.35)       (0.48)     (0.31)     (0.24)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........   $ 10.07     $  10.13    $  10.03    $   9.84     $   9.95    $  9.94    $  9.82
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return............................      0.19%(C)     1.89%       4.31%       2.46%(C)     5.03%      4.47%      1.65%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $ 94,119     $ 89,264    $ 77,398    $ 84,065     $ 96,442    $86,082    $80,199
Ratio of Expenses to Average Net Assets.      0.31%(B)     0.31%       0.34%       0.31%(B)     0.31%      0.31%      0.36%
Ratio of Net Investment Income to
 Average Net Assets.....................      0.59%(B)     0.82%       1.92%       3.04%(B)     4.94%      3.57%      2.72%
Portfolio Turnover Rate.................        58%(C)      113%         77%         20%(C)       22%        15%        48%
----------------------------------------------------------------------------------------------------------------------------

                                                               LWAS/DFA Two-Year Government Portfolio
                                         ----------------------------------------------------------------------------------
                                                                                  Period
                                         Six Months       Year        Year       Dec. 1,       Year        Year      Year
                                            Ended        Ended       Ended       2007 to      Ended       Ended     Ended
                                          April 30,     Oct. 31,    Oct. 31,     Oct. 31,    Nov. 30,    Nov. 30,  Nov. 30,
                                            2011          2010        2009         2008        2007        2006      2005
----------------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....   $ 10.07     $  10.10    $   9.80    $   9.89     $   9.87    $  9.75    $   9.83
                                          --------     --------    --------    --------     --------    -------    --------
Income from Investment Operations.......
 Net Investment Income (Loss)...........      0.02(A)      0.07(A)     0.18(A)     0.24(A)      0.46(A)    0.34(A)     0.26
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............     (0.01)        0.13        0.33       (0.03)        0.01       0.08       (0.10)
                                          --------     --------    --------    --------     --------    -------    --------
   Total from Investment Operations.....      0.01         0.20        0.51        0.21         0.47       0.42        0.16
----------------------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................     (0.02)       (0.08)      (0.21)      (0.30)       (0.45)     (0.30)      (0.24)
 Net Realized Gains.....................     (0.11)       (0.15)         --          --           --         --          --
                                          --------     --------    --------    --------     --------    -------    --------
   Total Distributions..................     (0.13)       (0.23)      (0.21)      (0.30)       (0.45)     (0.30)      (0.24)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $   9.95     $  10.07    $  10.10    $   9.80     $   9.89    $  9.87    $   9.75
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return............................      0.16%(C)     1.98%       5.21%       2.13%(C)     4.85%      4.42%       1.67%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $190,485     $173,724    $136,508    $133,785     $110,338    $72,948    $368,708
Ratio of Expenses to Average Net Assets.      0.29%(B)     0.29%       0.31%       0.30%(B)     0.31%      0.32%       0.37%
Ratio of Net Investment Income to
 Average Net Assets.....................      0.38%(B)     0.72%       1.76%       2.69%(B)     4.66%      3.45%       2.67%
Portfolio Turnover Rate.................        95%(C)      166%        112%          7%(C)        0%        29%         44%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which three (the "Portfolios") are presented in this report.

   LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") primarily invests its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2011, the Portfolio owned 1% of the Series.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   LWAS/DFA U.S. High Book to Market Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two- Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: LWAS/DFA U.S. High Book to Market Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from The U.S. Large Cap Value Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Feeder Fund, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the two Portfolios, other than the Feeder Fund. For the six months ended April 30, 2011, the Portfolios' administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                Administrative   Advisory
                                                Services Fees  Services Fees
                                                -------------- -------------
   LWAS/DFA U.S. High Book to Market Portfolio.      0.01%          --
   LWAS/DFA Two-Year Fixed Income Portfolio....       --           0.15%
   LWAS/DFA Two-Year Government Portfolio......       --           0.15%

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay fees to LWIF at the following effective annual rates of their average daily net assets:

                                                        Shareholder
                                                       Servicing Fees
                                                       --------------
          LWAS/DFA U.S. High Book to Market Portfolio.      0.15%
          LWAS/DFA Two-Year Fixed Income Portfolio....      0.08%
          LWAS/DFA Two-Year Government Portfolio......      0.08%

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                LWAS/DFA U.S. High Book to Market Portfolio. $2
                LWAS/DFA Two-Year Fixed Income Portfolio....  3
                LWAS/DFA Two-Year Government Portfolio......  5

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                            U.S. Government   Other Investment
                                               Securities        Securities
                                           ------------------ -----------------
                                           Purchases  Sales   Purchases  Sales
                                           --------- -------- --------- -------
 LWAS/DFA Two-Year Fixed Income Portfolio. $ 43,316  $ 31,860  $13,660  $19,505
 LWAS/DFA Two-Year Government Portfolio...  188,590   170,822       --       --

F. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010, primarily attributable to the recharacterizations of partnership income from net investment income to capital gain and were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

                                                   Increase       Increase
                                                  (Decrease)     (Decrease)
                                                Undistributed   Accumulated
                                                Net Investment  Net Realized
                                                    Income     Gains (Losses)
                                                -------------- --------------

   LWAS/DFA U.S. High Book to Market Portfolio.       --             --

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2009 and October 31, 2010 were as follows (amounts in thousands):

                                             Net Investment
                                                 Income
                                             and Short-Term   Long-Term
                                             Capital Gains  Capital Gains Total
                                             -------------- ------------- ------
LWAS/DFA U.S. High Book to Market Portfolio
2009........................................     $1,505           --      $1,505
2010........................................      1,187           --       1,187
LWAS/DFA Two-Year Fixed Income Portfolio
2009........................................      1,709           --       1,709
2010........................................        714           --         714
LWAS/DFA Two-Year Government Portfolio
2009........................................      2,630           --       2,630
2010........................................      2,140        $1,081      3,221

   At October 31, 2010, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                             Undistributed
                                                  Net                                   Total Net
                                              Investment                              Distributable
                                              Income and   Undistributed   Capital      Earnings
                                              Short-Term     Long-Term       Loss      Accumulated
                                             Capital Gains Capital Gains Carryforward   (Losses)
                                             ------------- ------------- ------------ -------------
LWAS/DFA U.S. High Book to Market Portfolio.    $  170           --       $(10,671)     $(10,501)
LWAS/DFA Two-Year Fixed Income Portfolio....       447         $ 81              --           528
LWAS/DFA Two-Year Government Portfolio......     2,052          111              --         2,163

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                               Expires on October 31,
                                             ---------------------------
                                             2013 2014 2015 2016  2017    Total
                                             ---- ---- ---- ---- ------- -------
LWAS/DFA U.S. High Book to Market Portfolio   --   --   --   --  $10,671 $10,671

   During the year ended October 31, 2010, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

              LWAS/DFA U.S. High Book to Market Portfolio. $5,618
              LWAS/DFA Two-Year Fixed Income Portfolio....    320

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                       Net
                                                                                    Unrealized
                                             Federal   Unrealized    Unrealized    Appreciation
                                             Tax Cost Appreciation (Depreciation) (Depreciation)
                                             -------- ------------ -------------- --------------
LWAS/DFA U.S. High Book to Market Portfolio. $ 51,377    $27,989         $(725)       $27,264
LWAS/DFA Two-Year Fixed Income Portfolio....   93,510        270           (9)            261
LWAS/DFA Two-Year Government Portfolio......  189,173        388           (6)            382

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolios' tax positions and has concluded that no provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. Financial Instruments:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

   1. Repurchase Agreements: LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2011.

I. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

K. Other:

   At April 30, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

                                                               Approximate
                                                                Percentage
                                                  Number of   of Outstanding
                                                 Shareholders     Shares
                                                 ------------ --------------
    LWAS/DFA U.S. High Book to Market Portfolio.      2             97%
    LWAS/DFA Two-Year Fixed Income Portfolio....      3             99%
    LWAS/DFA Two-Year Government Portfolio......      2             94%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The U.S. Large Cap Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

L. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2011
  EXPENSE TABLE
                                 Beginning    Ending                  Expenses
                                  Account    Account     Annualized     Paid
                                   Value      Value       Expense      During
                                 11/01/10    04/30/11      Ratio*     Period*
                                 ---------   ---------   ----------   --------
  Actual Fund Return............ $1,000.00   $1,144.64     0.48%       $2.55
  Hypothetical 5% Annual Return. $1,000.00   $1,022.41     0.48%       $2.41

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflect the investments by country.

                     Affiliated Investment Company. 100.0%

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                Value+
                                                                ------
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The DFA International Value Series of
       The DFA Investment Trust Company...................... $96,584,558
                                                              -----------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $65,759,084)................................ $96,584,558
                                                              ===========

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
 (Affiliated Investment Company) at Value.............................................. $     96,585
Prepaid Expenses and Other Assets......................................................           14
                                                                                        ------------
   Total Assets........................................................................       96,599
                                                                                        ------------
LIABILITIES:
Payables:
 Due to Advisor........................................................................            1
Accrued Expenses and Other Liabilities.................................................           24
                                                                                        ------------
   Total Liabilities...................................................................           25
                                                                                        ------------
NET ASSETS............................................................................. $     96,574
                                                                                        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................    8,709,440
                                                                                        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............................... $      11.09
                                                                                        ============
Investment in Affiliated Investment Company at Cost.................................... $     65,759
                                                                                        ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................ $     63,228
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).          719
Accumulated Net Realized Gain (Loss)...................................................        1,783
Net Unrealized Foreign Exchange Gain (Loss)............................................           18
Net Unrealized Appreciation (Depreciation).............................................       30,826
                                                                                        ------------
NET ASSETS............................................................................. $     96,574
                                                                                        ============
(1) NUMBER OF SHARES AUTHORIZED........................................................  200,000,000
                                                                                        ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)

                            (Amounts in thousands)

   Investment Income
    Dividends (Net of Foreign Taxes Withheld of $107).............. $ 1,370
    Income from Securities Lending.................................      70
    Expenses Allocated from Affiliated Investment Company..........    (104)
                                                                    -------
        Total Investment Income....................................   1,336
                                                                    -------
   Expenses
    Administrative Services Fees...................................       4
    Accounting & Transfer Agent Fees...............................       7
    Shareholder Servicing Fees.....................................      85
    Filing Fees....................................................       7
    Shareholders' Reports..........................................       6
    Directors'/Trustees' Fees & Expenses...........................       1
    Professional Fees..............................................       1
    Other..........................................................       1
                                                                    -------
        Total Expenses.............................................     112
                                                                    -------
    Net Investment Income (Loss)...................................   1,224
                                                                    -------
   Realized and Unrealized Gain (Loss)
    Net Realized Gain (Loss) on:...................................
      Investment Securities Sold...................................   1,783
      Foreign Currency Transactions................................      15
    Change in Unrealized Appreciation (Depreciation) of:...........
      Investment Securities and Foreign Currency...................   9,203
      Translation of Foreign Currency Denominated Amounts..........       3
                                                                    -------
    Net Realized and Unrealized Gain (Loss)........................  11,004
                                                                    -------
   Net Increase (Decrease) in Net Assets Resulting from Operations. $12,228
                                                                    =======

--------
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                        Six Months    Year
                                                                                           Ended     Ended
                                                                                         April 30,  Oct. 31,
                                                                                           2011       2010
                                                                                        ----------- --------
                                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income (Loss)..........................................................   $ 1,224   $  1,896
 Net Realized Gain (Loss) on:..........................................................
   Investment Securities Sold..........................................................     1,783      5,051
   Foreign Currency Transactions.......................................................        15         (4)
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........................................     9,203      1,473
   Translation of Foreign Currency Denominated Amounts.................................         3         12
                                                                                          -------   --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................    12,228      8,428
                                                                                          -------   --------
Distributions From:
 Net Investment Income.................................................................      (738)    (1,911)
 Net Short-Term Gains..................................................................      (304)      (509)
 Net Long-Term Gains...................................................................    (4,756)        --
                                                                                          -------   --------
     Total Distributions...............................................................    (5,798)    (2,420)
                                                                                          -------   --------
Capital Share Transactions (1):
 Shares Issued.........................................................................     5,952      7,805
 Shares Issued in Lieu of Cash Distributions...........................................     4,900      2,054
 Shares Redeemed.......................................................................    (6,600)   (15,479)
                                                                                          -------   --------
     Net Increase (Decrease) from Capital Share Transactions...........................     4,252     (5,620)
                                                                                          -------   --------
     Total Increase (Decrease) in Net Assets...........................................    10,682        388
Net Assets
 Beginning of Period...................................................................    85,892     85,504
                                                                                          -------   --------
 End of Period.........................................................................   $96,574   $ 85,892
                                                                                          =======   ========
(1) Shares Issued and Redeemed:
 Shares Issued.........................................................................       569        805
 Shares Issued in Lieu of Cash Distributions...........................................       495        226
 Shares Redeemed.......................................................................      (631)    (1,609)
                                                                                          -------   --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................       433       (578)
                                                                                          =======   ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).   $   719   $    233

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                                Period
                                         Six Months       Year       Year      Dec. 1,       Year        Year       Year
                                            Ended        Ended      Ended      2007 to      Ended       Ended      Ended
                                          April 30,     Oct. 31,   Oct. 31,    Oct. 31,    Nov. 30,    Nov. 30,   Nov. 30,
                                            2011          2010       2009        2008        2007        2006       2005
---------------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
 Net Asset Value, Beginning of Period...   $ 10.38     $  9.66    $ 11.40    $ 24.32      $  21.89    $  17.49    $  15.93
                                           -------     -------    -------    -------      --------    --------    --------
 Income from Investment Operations
   Net Investment Income (Loss).........      0.14(A)     0.22(A)    0.25(A)    0.66(A)       0.65(A)     0.61(A)     0.48
   Net Gains (Losses) on
   Securities (Realized and Unrealized).      1.28        0.79       2.14     (11.36)         2.98        5.23        1.87
                                           -------     -------    -------    -------      --------    --------    --------
    Total from Investment Operations....      1.42        1.01       2.39     (10.70)         3.63        5.84        2.35
-------------------------------------------------------------------------------------------------------------------------
 Less Distributions
   Net Investment Income................     (0.09)      (0.23)     (0.27)     (0.70)        (0.58)      (0.63)      (0.43)
   Net Realized Gains...................     (0.62)      (0.06)     (3.86)     (1.52)        (0.62)      (0.81)      (0.36)
                                           -------     -------    -------    -------      --------    --------    --------
    Total Distributions.................     (0.71)      (0.29)     (4.13)     (2.22)        (1.20)      (1.44)      (0.79)
-------------------------------------------------------------------------------------------------------------------------
 Net Asset Value, End of Period.........   $ 11.09     $ 10.38    $  9.66    $ 11.40      $  24.32    $  21.89    $  17.49
=========================================================================================================================
 Total Return...........................     14.46%(C)   10.85%     34.92%    (47.99)%(C)    17.05%      35.40%      15.32%
-------------------------------------------------------------------------------------------------------------------------
 Net Assets, End of Period (thousands)     $96,574     $85,892    $85,504    $84,319      $185,239    $179,984    $138,782
 Ratio of Expenses to Average Net
  Assets (D)                                  0.48%(B)    0.50%      0.52%      0.47%(B)      0.46%       0.47%       0.50%
 Ratio of Net Investment Income to
  Average Net Assets                          2.74%(B)    2.29%      2.99%      3.74%(B)      2.76%       3.14%       2.88%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty operational portfolios, of which LWAS/DFA International High Book to Market Portfolio ("the Portfolio") is presented in this report.

   The Portfolio primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At April 30, 2011, the Portfolio owned 1% of the Series.

   On November 1, 2008, The DFAInternational Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 - quoted prices in active markets for identical securities

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2011, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $3 (in thousands).

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from The DFA International Value Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2011, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolio.

   In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolio pays a Shareholder Servicing fee to LWIF at the effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $109 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010, primarily attributable to the reclassification of foreign currency gains to net investment income for income tax purposes were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

                           Increase         Increase
                          (Decrease)       (Decrease)
                         Undistributed    Accumulated
                         Net Investment   Net Realized
                            Income       Gains (Losses)
                         --------------  --------------
                             $(4).......       $4

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2009 and October 31, 2010 were as follows (amounts in thousands):

                         Net Investment
                             Income
                         and Short-Term  Long-Term
                         Capital Gains  Capital Gain  Total
                         -------------- ------------ -------
                   2009.     $2,267       $26,433    $28,700
                   2010.     2,420          --        2,420

   At October 31, 2010, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                   Undistributed
                       Net                        Total Net
                    Investment                  Distributable
                    Income and    Undistributed   Earnings
                    Short-Term      Long-Term   (Accumulated
                   Capital Gains  Capital Gains    Losses)
                   -------------  ------------- -------------
                       $535......    $4,749        $5,284

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                         Net
                                                      Unrealized
              Federal    Unrealized    Unrealized    Appreciation
              Tax Cost  Appreciation (Depreciation) (Depreciation)
              --------  ------------ -------------- --------------
              $65,762..   $33,817          $(2,994)    $30,823

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolios' tax positions and has concluded that no provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

E. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2011.

F. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB

Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

H. Other:

   At April 30, 2011, two shareholders held approximately 97% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

   The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

I. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2011

EXPENSE TABLES

                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/10  04/30/11    Ratio*   Period*
                                      --------- --------- ---------- --------

  The U.S. Large Cap Value Series
  Actual Fund Return................. $1,000.00 $1,220.56   0.12%     $0.66
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.20   0.12%     $0.60

  The DFA International Value Series
  Actual Fund Return................. $1,000.00 $1,146.18   0.23%     $1.22
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.65   0.23%     $1.15

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

 The U.S. Large Cap Value Series
Consumer Discretionary.....  16.3%
Consumer Staples...........   7.7%
Energy.....................  17.5%
Financials.................  21.3%
Health Care................  10.0%
Industrials................  13.3%
Information Technology.....   3.4%
Materials..................   3.0%
Telecommunication Services.   6.3%
Utilities..................   1.2%
                            ------
                            100.0%

The DFA International Value Series
Consumer Discretionary.....  15.4%
Consumer Staples...........   5.7%
Energy.....................  11.5%
Financials.................  30.3%
Health Care................   1.5%
Industrials................   9.6%
Information Technology.....   2.8%
Materials..................  12.7%
Other......................     --
Telecommunication Services.   7.1%
Utilities..................   3.4%
                            ------
                            100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                            Percentage
                                              Shares         Value+       of Net Assets**
                                              ------         -----        ---------------
COMMON STOCKS -- (95.1%)...................
Consumer Discretionary -- (15.5%)..........
   Carnival Corp...........................  2,260,335   $   86,050,953         0.8%
   CBS Corp. Class B.......................  3,870,469       97,613,228         0.9%
   Comcast Corp. Class A................... 11,535,742      302,697,870         2.9%
   Comcast Corp. Special Class A...........  3,843,964       94,369,316         0.9%
  *Liberty Media Corp. Interactive Class A.  3,585,265       62,670,432         0.6%
  #News Corp. Class A......................  9,024,175      160,810,799         1.6%
  #News Corp. Class B......................  3,247,295       61,373,876         0.6%
  #Time Warner Cable, Inc..................  2,004,056      156,576,895         1.5%
  #Time Warner, Inc........................  6,251,359      236,676,452         2.3%
   Other Securities........................                 435,275,174         4.2%
                                                         --------------        -----
Total Consumer Discretionary...............               1,694,114,995        16.3%
                                                         --------------        -----

Consumer Staples -- (7.3%).................
   Archer-Daniels-Midland Co...............  2,981,045      110,358,286         1.0%
   CVS Caremark Corp.......................  6,816,437      247,027,677         2.4%
   Kraft Foods, Inc. Class A...............  6,193,330      207,972,021         2.0%
   Other Securities........................                 235,468,214         2.3%
                                                         --------------        -----
Total Consumer Staples.....................                 800,826,198         7.7%
                                                         --------------        -----

Energy -- (16.6%)..........................
   Anadarko Petroleum Corp.................  2,773,608      218,948,616         2.1%
   Chesapeake Energy Corp..................  3,174,634      106,889,927         1.0%
  #Chevron Corp............................    639,240       69,958,426         0.7%
   ConocoPhillips..........................  5,825,280      459,789,350         4.4%
   Hess Corp...............................  1,453,921      124,979,049         1.2%
   Marathon Oil Corp.......................  3,514,978      189,949,411         1.8%
   National-Oilwell, Inc...................  1,945,893      149,230,534         1.4%
  #Pioneer Natural Resources Co............    577,949       59,083,726         0.6%
  #Valero Energy Corp......................  2,742,854       77,622,768         0.7%
   Other Securities........................                 359,665,592         3.5%
                                                         --------------        -----
Total Energy...............................               1,816,117,399        17.4%
                                                         --------------        -----

Financials -- (20.3%)......................
   Bank of America Corp.................... 21,876,033      268,637,685         2.6%
   Capital One Financial Corp..............  2,343,277      128,247,550         1.2%
  *Citigroup, Inc.......................... 78,417,143      359,934,686         3.5%
   CME Group, Inc..........................    314,577       93,042,439         0.9%
   Hartford Financial Services Group, Inc..  2,160,202       62,581,052         0.6%
   Loews Corp..............................  2,466,987      109,188,845         1.0%
   MetLife, Inc............................  4,607,955      215,606,214         2.1%
   Morgan Stanley..........................  3,042,449       79,560,041         0.8%
  #Prudential Financial, Inc...............  2,197,605      139,372,109         1.3%
  #SunTrust Banks, Inc.....................  2,563,152       72,255,255         0.7%
   Other Securities........................                 685,712,027         6.6%
                                                         --------------        -----
Total Financials...........................               2,214,137,903        21.3%
                                                         --------------        -----

Health Care -- (9.5%)......................
   Aetna, Inc..............................  1,938,699       80,223,365         0.8%
  *Humana, Inc.............................    712,843       54,261,609         0.5%
   Pfizer, Inc............................. 14,482,035      303,543,454         2.9%
  *Thermo Fisher Scientific, Inc...........  1,994,284      119,637,097         1.1%
   UnitedHealth Group, Inc.................  2,296,880      113,075,402         1.1%
   WellPoint, Inc..........................  2,580,122      198,127,568         1.9%
   Other Securities........................                 172,306,807         1.7%
                                                         --------------        -----
Total Health Care..........................               1,041,175,302        10.0%
                                                         --------------        -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                        Percentage
                                                                          Shares          Value+        of Net Assets**
                                                                          ------          -----         ---------------
Industrials -- (12.6%).................................................
   CSX Corp............................................................   2,287,204      $179,980,083             1.7%
   General Electric Co.................................................  15,225,603       311,363,581             3.0%
   Norfolk Southern Corp...............................................   2,186,220       163,266,910             1.6%
  #Northrop Grumman Corp...............................................   1,926,678       122,555,988             1.2%
   Tyco International, Ltd.............................................   1,149,868        56,044,566             0.5%
   Union Pacific Corp..................................................   2,594,778       268,481,680             2.6%
   Other Securities....................................................                   277,885,139             2.7%
                                                                                      ---------------             ------
Total Industrials......................................................                 1,379,577,947            13.3%
                                                                                      ---------------             ------
Information Technology -- (3.2%).......................................
   Other Securities....................................................                   350,589,780             3.4%
                                                                                      ---------------             ------
Materials -- (2.9%)....................................................
  #Alcoa, Inc..........................................................   5,357,434        91,076,378             0.8%
   International Paper Co..............................................   2,299,481        71,007,973             0.7%
   Other Securities....................................................                   155,591,864             1.5%
                                                                                      ---------------             ------
Total Materials........................................................                   317,676,215             3.0%
                                                                                      ---------------             ------
Telecommunication Services -- (6.0%)...................................
   AT&T, Inc...........................................................  12,865,019       400,359,391             3.8%
  #CenturyLink, Inc....................................................   1,452,902        59,249,344             0.6%
  #*Sprint Nextel Corp.................................................  13,961,200        72,319,016             0.7%
  #Verizon Communications, Inc.........................................   1,599,525        60,430,054             0.6%
   Other Securities....................................................                    58,771,008             0.5%
                                                                                      ---------------             ------
Total Telecommunication Services.......................................                   651,128,813             6.2%
                                                                                      ---------------             ------
Utilities -- (1.2%)....................................................
   Public Service Enterprise Group, Inc................................   1,751,371        56,341,605             0.5%
   Other Securities....................................................                    67,245,478             0.7%
                                                                                      ---------------             ------
Total Utilities........................................................                   123,587,083             1.2%
                                                                                      ---------------             ------
TOTAL COMMON STOCKS....................................................                10,388,931,635            99.8%
                                                                                      ---------------             ------

TEMPORARY CASH INVESTMENTS -- (0.1%)...................................
   BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares.  10,178,864        10,178,864             0.1%
                                                                                      ---------------             ------

                                                                            Shares/
                                                                               Face
                                                                             Amount
                                                                            -------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (4.8%)................................
(S)@DFA Short Term Investment Fund..................................... 523,266,285       523,266,285             5.1%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11
 (Collateralized by $1,544,114 FNMA 3.500%, 02/01/26, valued at
 $1,552,540) to be repurchased at $1,507,328...........................      $1,507         1,507,320             0.0%
                                                                                      ---------------             ------
TOTAL SECURITIES LENDING COLLATERAL....................................                   524,773,605             5.1%
                                                                                      ---------------             ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,580,486,809).................................................               $10,923,884,104           105.0%
                                                                                      ===============             ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                    Valuation Inputs
                               ----------------------------------------------------------

                                        Investment in Securities (Market Value)
                               ----------------------------------------------------------
                                   Level 1           Level 2        Level 3          Total
                               ---------------     ------------     -------     ---------------
Common Stocks
  Consumer Discretionary...... $ 1,694,114,995               --       --        $ 1,694,114,995
  Consumer Staples............     800,826,198               --       --            800,826,198
  Energy......................   1,816,117,399               --       --          1,816,117,399
  Financials..................   2,214,137,903               --       --          2,214,137,903
  Health Care.................   1,041,175,302               --       --          1,041,175,302
  Industrials.................   1,379,577,947               --       --          1,379,577,947
  Information Technology......     350,589,780               --       --            350,589,780
  Materials...................     317,676,215               --       --            317,676,215
  Telecommunication Services..     651,128,813               --       --            651,128,813
  Utilities...................     123,587,083               --       --            123,587,083
Temporary Cash Investments....      10,178,864               --       --             10,178,864
Securities Lending Collateral.              --     $524,773,605       --            524,773,605
                               ---------------     ------------       --        ---------------
TOTAL......................... $10,399,110,499     $524,773,605       --        $10,923,884,104
                               ===============     ============       ==        ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                            Percentage
                                                  Shares       Value++      of Net Assets**
                                                  ------       -----        ----------------
COMMON STOCKS -- (83.0%)
AUSTRALIA -- (4.8%)
  #Australia & New Zealand Banking Group, Ltd... 1,696,439   $ 45,188,322            0.6%
  #National Australia Bank, Ltd................. 1,901,632     56,616,627            0.7%
   Wesfarmers, Ltd.............................. 2,539,298     93,023,189            1.1%
   Other Securities.............................              274,559,990            3.4%
                                                             ------------             ------
TOTAL AUSTRALIA.................................              469,388,128            5.8%
                                                             ------------             ------
AUSTRIA -- (0.3%)
   Other Securities.............................               33,729,173            0.4%
                                                             ------------             ------
BELGIUM -- (0.8%)
   Other Securities.............................               81,832,923            1.0%
                                                             ------------             ------
CANADA -- (10.2%)
  #Encana Corp.................................. 2,051,015     68,912,717            0.9%
  #Manulife Financial Corp...................... 3,219,919     57,820,033            0.7%
  #Nexen, Inc................................... 1,719,282     45,482,882            0.6%
  #Sun Life Financial, Inc...................... 1,494,503     48,919,049            0.6%
   Suncor Energy, Inc........................... 2,545,871    117,344,432            1.4%
   Talisman Energy, Inc......................... 2,162,345     52,221,723            0.6%
   Teck Resources, Ltd. Class B................. 1,303,030     70,828,973            0.9%
  #Thomson Reuters Corp......................... 1,832,184     74,282,702            0.9%
  #TransCanada Corp............................. 1,941,948     83,556,205            1.0%
   Other Securities.............................              368,196,722            4.5%
                                                             ------------             ------
TOTAL CANADA....................................              987,565,438           12.1%
                                                             ------------             ------
DENMARK -- (1.3%)
   Other Securities.............................              125,784,300            1.5%
                                                             ------------             ------
FINLAND -- (0.7%)
   Other Securities.............................               72,344,385            0.9%
                                                             ------------             ------
FRANCE -- (8.3%)
  #AXA SA....................................... 3,678,548     82,466,032            1.0%
   BNP Paribas SA...............................   607,569     48,031,142            0.6%
   Cie de Saint-Gobain SA.......................   875,747     60,426,286            0.8%
   Credit Agricole SA........................... 2,709,992     45,077,952            0.6%
  #GDF Suez SA.................................. 2,720,289    111,230,825            1.4%
   Societe Generale Paris SA.................... 1,255,581     83,907,846            1.0%
  #Vivendi SA................................... 3,447,034    108,081,627            1.3%
   Other Securities.............................              270,063,507            3.3%
                                                             ------------             ------
TOTAL FRANCE....................................              809,285,217           10.0%
                                                             ------------             ------
GERMANY -- (8.1%)
  #Allianz SE...................................   439,353     69,027,351            0.8%
  #Allianz SE Sponsored ADR..................... 2,834,240     44,639,280            0.6%
   Bayerische Motoren Werke AG..................   915,762     86,217,868            1.1%
  *Daimler AG................................... 2,088,586    161,419,483            2.0%
   Deutsche Bank AG.............................   965,050     62,853,121            0.8%
   Deutsche Telekom AG.......................... 2,852,483     47,140,915            0.6%
  #Deutsche Telekom AG Sponsored ADR............ 3,099,741     51,455,701            0.6%
  #E.ON AG...................................... 1,598,720     54,642,935            0.7%
  #Munchener Rueckversicherungs-Gesellschaft AG.   412,644     68,067,628            0.8%
   Other Securities.............................              139,601,150            1.7%
                                                             ------------             ------
TOTAL GERMANY...................................              785,065,432            9.7%
                                                             ------------             ------
GREECE -- (0.1%)
   Other Securities.............................               10,014,324            0.1%
                                                             ------------             ------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       Percentage
                                           Shares        Value++       of Net Assets**
                                         ----------   --------------   ---------------
HONG KONG -- (1.4%)
   Hutchison Whampoa, Ltd...............  5,618,000   $   64,322,781            0.8%
   Other Securities.....................                  73,073,228            0.9%
                                                      --------------             -----
TOTAL HONG KONG.........................                 137,396,009            1.7%
                                                      --------------             -----

IRELAND -- (0.1%)
   Other Securities.....................                  11,433,581            0.1%
                                                      --------------             -----

ISRAEL -- (0.4%)
   Other Securities.....................                  36,826,376            0.4%
                                                      --------------             -----

ITALY -- (1.5%)
   Other Securities.....................                 142,505,906            1.7%
                                                      --------------             -----

JAPAN -- (16.1%)
   Mitsubishi Heavy Industries, Ltd.....  9,007,000       43,038,599            0.5%
  #Mitsubishi UFJ Financial Group, Inc.. 13,207,406       63,390,116            0.8%
   Nissan Motor Co., Ltd................  4,831,600       46,487,303            0.6%
  #Sony Corp. Sponsored ADR.............  1,801,665       51,005,136            0.6%
  #Sumitomo Corp........................  3,241,900       44,721,492            0.5%
  #Toyota Motor Corp. Sponsored ADR.....    551,545       43,947,106            0.5%
   Other Securities.....................               1,272,689,380           15.7%
                                                      --------------             -----
TOTAL JAPAN.............................               1,565,279,132           19.2%
                                                      --------------             -----

MALAYSIA -- (0.0%)
   Other Securities.....................                          --            0.0%
                                                      --------------             -----

NETHERLANDS -- (3.2%)
   ArcelorMittal NV.....................  2,446,831       90,424,916            1.1%
  *ING Groep NV.........................  3,849,884       50,719,361            0.6%
  *Koninklijke Philips Electronics NV...  1,939,039       57,430,601            0.7%
   Other Securities.....................                 109,870,597            1.4%
                                                      --------------             -----
TOTAL NETHERLANDS.......................                 308,445,475            3.8%
                                                      --------------             -----

NEW ZEALAND -- (0.1%)
   Other Securities.....................                   5,336,761            0.1%
                                                      --------------             -----

NORWAY -- (0.9%)
   Other Securities.....................                  87,106,036            1.1%
                                                      --------------             -----

PORTUGAL -- (0.1%)
   Other Securities.....................                   9,833,096            0.1%
                                                      --------------             -----

SINGAPORE -- (1.0%)
   Other Securities.....................                  94,898,798            1.2%
                                                      --------------             -----

SPAIN -- (2.7%)
  #Repsol YPF SA Sponsored ADR..........  1,432,181       51,157,505            0.6%
   Other Securities.....................                 207,178,508            2.6%
                                                      --------------             -----
TOTAL SPAIN.............................                 258,336,013            3.2%
                                                      --------------             -----

SWEDEN -- (2.1%)
   Nordea Bank AB.......................  4,013,687       45,762,056            0.6%
   Other Securities.....................                 162,959,751            2.0%
                                                      --------------             -----
TOTAL SWEDEN............................                 208,721,807            2.6%
                                                      --------------             -----

SWITZERLAND -- (5.2%)
  #Holcim, Ltd. AG......................    886,165       77,213,358            0.9%
   Swiss Reinsurance Co., Ltd. AG.......  1,108,107       66,116,889            0.8%
   Zurich Financial Services AG.........    322,634       90,717,790            1.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                                               Shares
                                                                                                               ------
SWITZERLAND -- (Continued)
   Other Securities

TOTAL SWITZERLAND


UNITED KINGDOM -- (13.6%)
   Aviva P.L.C.                                                                                             7,396,866
  #Barclays P.L.C. Sponsored ADR                                                                            4,180,831
   Kingfisher P.L.C.                                                                                       10,285,817
   Royal Dutch Shell P.L.C. ADR                                                                             3,242,203
   Vodafone Group P.L.C.                                                                                   34,976,333
   Vodafone Group P.L.C. Sponsored ADR                                                                      8,335,538
   Xstrata P.L.C.                                                                                           3,843,909
   Other Securities

TOTAL UNITED KINGDOM

TOTAL COMMON STOCKS

RIGHTS/WARRANTS -- (0.0%)
PORTUGAL -- (0.0%).....................................................................................
   Other Securities


SPAIN -- (0.0%)
   Other Securities

TOTAL RIGHTS/WARRANTS


                                                                                                                 Face
                                                                                                               Amount
                                                                                                               ------
                                                                                                                (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)...................................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $8,145,000 FNMA
   2.24%, 07/06/15, valued at $8,348,625) to be repurchased at $8,222,130..............................        $8,222


                                                                                                              Shares/
                                                                                                                 Face
                                                                                                               Amount
                                                                                                              -------
                                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (16.9%)...............................................................
(S)@DFA Short Term Investment Fund..................................................................... 1,646,576,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by $48,926,610
 FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to be repurchased at $1,321,755.....................        $1,322

TOTAL SECURITIES LENDING COLLATERAL....................................................................

TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,369,761,306).................................................................................


                                                                                                               Value++
                                                                                                               -------
SWITZERLAND -- (Continued)
   Other Securities                                                                                     $  273,495,501
                                                                                                        --------------
TOTAL SWITZERLAND                                                                                          507,543,538
                                                                                                        --------------

UNITED KINGDOM -- (13.6%)
   Aviva P.L.C.                                                                                             55,357,784
  #Barclays P.L.C. Sponsored ADR                                                                            79,644,831
   Kingfisher P.L.C.                                                                                        47,258,773
   Royal Dutch Shell P.L.C. ADR                                                                            254,059,027
   Vodafone Group P.L.C.                                                                                   101,109,152
   Vodafone Group P.L.C. Sponsored ADR                                                                     242,730,867
   Xstrata P.L.C.                                                                                           98,592,431
   Other Securities                                                                                        442,839,701
                                                                                                        --------------
TOTAL UNITED KINGDOM                                                                                     1,321,592,566
                                                                                                        --------------
TOTAL COMMON STOCKS                                                                                      8,070,264,414
                                                                                                        --------------
RIGHTS/WARRANTS -- (0.0%)
PORTUGAL -- (0.0%).....................................................................................
   Other Securities                                                                                            134,266
                                                                                                        --------------

SPAIN -- (0.0%)
   Other Securities                                                                                            257,338
                                                                                                        --------------
TOTAL RIGHTS/WARRANTS                                                                                          391,604
                                                                                                        --------------


                                                                                                                Value+
                                                                                                                -----

TEMPORARY CASH INVESTMENTS -- (0.1%)...................................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $8,145,000 FNMA
   2.24%, 07/06/15, valued at $8,348,625) to be repurchased at $8,222,130..............................      8,222,000
                                                                                                        --------------






SECURITIES LENDING COLLATERAL -- (16.9%)...............................................................
(S)@DFA Short Term Investment Fund.....................................................................  1,646,576,000
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by $48,926,610
 FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to be repurchased at $1,321,755.....................      1,321,751
                                                                                                        --------------
TOTAL SECURITIES LENDING COLLATERAL....................................................................  1,647,897,751
                                                                                                        --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,369,761,306)................................................................................. $9,726,775,769
                                                                                                        ==============

                                                                                                        Percentage
                                                                                                        of Net Assets**
                                                                                                        ---------------
SWITZERLAND -- (Continued)
   Other Securities                                                                                               3.4%
                                                                                                                 ------
TOTAL SWITZERLAND                                                                                                 6.2%
                                                                                                                 ------

UNITED KINGDOM -- (13.6%)
   Aviva P.L.C.                                                                                                   0.7%
  #Barclays P.L.C. Sponsored ADR                                                                                  1.0%
   Kingfisher P.L.C.                                                                                              0.6%
   Royal Dutch Shell P.L.C. ADR                                                                                   3.1%
   Vodafone Group P.L.C.                                                                                          1.2%
   Vodafone Group P.L.C. Sponsored ADR                                                                            3.0%
   Xstrata P.L.C.                                                                                                 1.2%
   Other Securities                                                                                               5.5%
                                                                                                                 ------
TOTAL UNITED KINGDOM                                                                                             16.3%
                                                                                                                 ------
TOTAL COMMON STOCKS                                                                                              99.2%
                                                                                                                 ------
RIGHTS/WARRANTS -- (0.0%)
PORTUGAL -- (0.0%).....................................................................................
   Other Securities                                                                                               0.0%
                                                                                                                 ------

SPAIN -- (0.0%)
   Other Securities                                                                                               0.0%
                                                                                                                 ------
TOTAL RIGHTS/WARRANTS                                                                                             0.0%
                                                                                                                 ------





TEMPORARY CASH INVESTMENTS -- (0.1%)...................................................................
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by $8,145,000 FNMA
   2.24%, 07/06/15, valued at $8,348,625) to be repurchased at $8,222,130..............................           0.1%
                                                                                                                 ------






SECURITIES LENDING COLLATERAL -- (16.9%)...............................................................
(S)@DFA Short Term Investment Fund.....................................................................          20.3%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by $48,926,610
 FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to be repurchased at $1,321,755.....................           0.0%
                                                                                                                 ------
TOTAL SECURITIES LENDING COLLATERAL....................................................................          20.3%
                                                                                                                 ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,369,761,306).................................................................................         119.6%
                                                                                                                 ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               -----------------------------------------------------

                                      Investment in Securities (Market Value)
                               -----------------------------------------------------
                                  Level 1          Level 2     Level 3       Total
                               --------------   -------------- ------    --------------
Common Stocks
  Australia                    $    8,439,298   $  460,948,830     --    $  469,388,128
  Austria                                  --       33,729,173     --        33,729,173
  Belgium                           4,541,994       77,290,929     --        81,832,923
  Canada                          987,565,438               --     --       987,565,438
  Denmark                                  --      125,784,300     --       125,784,300
  Finland                           2,515,212       69,829,173     --        72,344,385
  France                           33,906,195      775,379,022     --       809,285,217
  Germany                         123,575,824      661,489,608     --       785,065,432
  Greece                              984,576        9,029,748     --        10,014,324
  Hong Kong                                --      137,396,009     --       137,396,009
  Ireland                           6,174,077        5,259,504     --        11,433,581
  Israel                            4,108,164       32,718,212     --        36,826,376
  Italy                            28,173,735      114,332,171     --       142,505,906
  Japan                           134,310,391    1,430,968,741     --     1,565,279,132
  Malaysia                                 --               --     --                --
  Netherlands                      26,000,266      282,445,209     --       308,445,475
  New Zealand                              --        5,336,761     --         5,336,761
  Norway                              533,709       86,572,327     --        87,106,036
  Portugal                                 --        9,833,096     --         9,833,096
  Singapore                                --       94,898,798     --        94,898,798
  Spain                           100,033,060      158,302,953     --       258,336,013
  Sweden                           14,472,862      194,248,945     --       208,721,807
  Switzerland                      66,974,850      440,568,688     --       507,543,538
  United Kingdom                  663,451,513      658,141,053     --     1,321,592,566
Rights/Warrants
  Portugal                            134,266               --     --           134,266
  Spain                               257,338               --     --           257,338
Temporary Cash Investments                 --        8,222,000     --         8,222,000
Securities Lending Collateral              --    1,647,897,751     --     1,647,897,751
                               --------------   --------------     --    --------------
TOTAL                          $2,206,152,768   $7,520,623,001     --    $9,726,775,769
                               ==============   ==============     ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

                                                                                                                The DFA
                                                                                              The U.S. Large International
                                                                                                Cap Value        Value
                                                                                                  Series        Series
                                                                                              -------------- -------------
ASSETS:
Investments at Value (including $505,764 and $1,489,149 of securities on loan, respectively)   $10,388,932    $8,070,656
Temporary Cash Investments at Value & Cost                                                          10,179         8,222
Collateral Received from Securities on Loan at Value & Cost                                          1,507         1,322
Affiliated Collateral Received from Securities on Loan at Value & Cost                             523,266     1,646,576
Foreign Currencies at Value                                                                             --        29,913
Cash                                                                                                    --            16
Receivables:
 Investment Securities Sold                                                                         11,012        18,234
 Dividends, Interest and Tax Reclaims                                                                9,094        35,891
 Securities Lending Income                                                                             516         3,179
 Fund Shares Sold                                                                                      687         1,237
Unrealized Gain on Foreign Currency Contracts                                                           --            59
Prepaid Expenses and Other Assets                                                                       20            14
                                                                                               -----------    ----------
   Total Assets                                                                                 10,945,213     9,815,319
                                                                                               -----------    ----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned                                                                  524,773     1,647,898
 Investment Securities Purchased                                                                    13,594        35,319
 Fund Shares Redeemed                                                                                  362           290
 Due to Advisor                                                                                        846         1,304
Unrealized Loss on Forward Currency Contracts                                                           --            58
Accrued Expenses and Other Liabilities                                                                 375           507
                                                                                               -----------    ----------
   Total Liabilities                                                                               539,950     1,685,376
                                                                                               -----------    ----------
NET ASSETS                                                                                     $10,405,263    $8,129,943
                                                                                               ===========    ==========
Investments at Cost                                                                            $ 7,045,535    $5,713,642
                                                                                               -----------    ----------
Foreign Currencies at Cost                                                                     $        --    $   29,193
                                                                                               -----------    ----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)

                            (Amounts in thousands)

                                                                           The U.S.      The DFA
                                                                             Large    International
                                                                           Cap Value      Value
                                                                            Series       Series
                                                                          ----------  -------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $0 and $8,897 respectively)  $   80,274   $  113,603
 Interest                                                                         15           16
 Income from Securities Lending                                                2,935        5,858
                                                                          ----------   ----------
   Total Investment Income                                                    83,224      119,477
                                                                          ----------   ----------
Expenses
 Investment Advisory Services Fees                                             4,740        7,445
 Accounting & Transfer Agent Fees                                                449          357
 Custodian Fees                                                                   47          565
 Shareholders' Reports                                                            24           19
 Directors'/Trustees' Fees & Expenses                                             60           46
 Professional Fees                                                                91           71
 Other                                                                            36           69
                                                                          ----------   ----------
   Total Expenses                                                              5,447        8,572
                                                                          ----------   ----------
 Net Investment Income (Loss)                                                 77,777      110,905
                                                                          ----------   ----------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:
   Investment Securities Sold                                                284,130      132,766
   Futures                                                                   (12,647)          --
   Foreign Currency Transactions                                                  --        1,257
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency                              1,503,303      778,946
   Translation of Foreign Currency Denominated Amounts                            --          338
                                                                          ----------   ----------
 Net Realized and Unrealized Gain (Loss)                                   1,774,786      913,307
                                                                          ----------   ----------
Net Increase (Decrease) in Net Assets Resulting from Operations           $1,852,563   $1,024,212
                                                                          ==========   ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         The U.S. Large Cap Value   The DFA International Value
                                                                                  Series                    Series
                                                                         -----------------------    --------------------------
                                                                         Six Months      Year       Six Months       Year
                                                                            Ended       Ended          Ended        Ended
                                                                          April 30,    Oct. 31,      April 30,     Oct. 31,
                                                                            2011         2010          2011          2010
                                                                         -----------  ----------    -----------    ----------
                                                                         (Unaudited)                (Unaudited)
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income (Loss)........................................... $    77,777  $  167,346    $  110,905    $  164,482
 Net Realized Gain (Loss) on:...........................................
   Investment Securities Sold...........................................     284,130     638,095       132,766       360,748
   Futures..............................................................     (12,647)         --            --            --
   Foreign Currency Transactions........................................          --          --         1,257          (156)
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...........................   1,503,303     678,724       778,946       182,952
   Translation of Foreign Currency Denominated Amounts..................          --          --           338           537
                                                                         -----------  ----------    ----------     ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations       1,852,563   1,484,165     1,024,212       708,563
                                                                         -----------  ----------    ----------     ----------
Transactions in Interest:
 Contributions..........................................................     625,011     512,765       303,154       611,794
 Withdrawals............................................................    (888,711)   (688,930)     (117,056)     (592,688)
                                                                         -----------  ----------    ----------     ----------
     Net Increase (Decrease) from Transactions in Interest                  (263,700)   (176,165)      186,098        19,106
                                                                         -----------  ----------    ----------     ----------
     Total Increase (Decrease) in Net Assets                               1,588,863   1,308,000     1,210,310       727,669
Net Assets
 Beginning of Period....................................................   8,816,400   7,508,400     6,919,633     6,191,964
                                                                         -----------  ----------    ----------     ----------
 End of Period.......................................................... $10,405,263  $8,816,400    $8,129,943    $6,919,633
                                                                         ===========  ==========    ==========     ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                  The U.S. Large Cap Value Series+
                                    --------------------------------------------------------------------------------------------
                                                                                Period
                                      Six Months       Year        Year        Dec. 1,          Year         Year        Year
                                         Ended        Ended       Ended        2007 to         Ended        Ended       Ended
                                       April 30,     Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,    Nov. 30,
                                         2011          2010        2009          2008           2007         2006        2005
-------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)
Total Return.......................       22.06%(C)      19.96%      11.90%     (36.53)%(C)       (0.32)%      18.16%      14.66%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)....................... $10,405,263     $8,816,400  $7,508,400  $6,739,363      $10,159,322   $8,866,306  $5,831,587
Ratio of Expenses to Average Net
 Assets............................        0.12%(B)       0.12%       0.13%       0.11%(B)         0.11%        0.12%       0.14%
Ratio of Net Investment Income to
 Average Net Assets................        1.66%(B)       2.02%       2.42%       1.97%(B)         1.44%        1.68%       1.56%
Portfolio Turnover Rate............           7%(C)         28%         29%         19%(C)            9%          13%          9%
-------------------------------------------------------------------------------------------------------------------------------

                                                                 The DFA International Value Series+
                                    --------------------------------------------------------------------------------------------
                                                                                Period
                                      Six Months       Year        Year        Dec. 1,          Year         Year        Year
                                         Ended        Ended       Ended        2007 to         Ended        Ended       Ended
                                       April 30,     Oct. 31,    Oct. 31,      Oct. 31,       Nov. 30,     Nov. 30,    Nov. 30,
                                         2011          2010        2009          2008           2007         2006        2005
-------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)
Total Return.......................       14.62%(C)      11.13%      35.41%     (47.87)%(C)       17.32%       35.73%      15.61%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)....................... $ 8,129,943     $6,919,633  $6,191,964  $4,700,337      $ 9,638,721   $7,457,252  $4,367,698
Ratio of Expenses to Average Net
 Assets............................        0.23%(B)       0.24%       0.24%       0.23%(B)         0.23%        0.23%       0.27%
Ratio of Net Investment Income to
 Average Net Assets................        3.01%(B)       2.55%       3.22%       4.15%(B)         3.04%        3.29%       2.71%
Portfolio Turnover Rate............           5%(C)         20%         18%         16%(C)           16%           8%         10%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which The U.S. Large Cap Value Series and The DFA International Value Series (the "Series") are presented in this section of the report.

   Effective December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .  Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy.

Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1

Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2011, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2011, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $255
                    The DFA International Value Series.  199

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

                                                 Purchases  Sales
                                                 --------- --------
             The U.S. Large Cap Value Series.... $661,050  $848,904
             The DFA International Value Series.  651,422   376,563

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                Net
                                                                             Unrealized
                                     Federal    Unrealized    Unrealized    Appreciation
                                     Tax Cost  Appreciation (Depreciation) (Depreciation)
                                    ---------- ------------ -------------- --------------
The U.S. Large Cap Value Series.... $7,580,502  $3,384,626    $(41,244)      $3,343,382
The DFA International Value Series.  7,369,966   2,452,488     (95,678)       2,356,810

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2011 (amounts in thousands):

                                      Location on the Statements   Equity
                                            of Operations         Contracts
                                      --------------------------  ---------
                                      Net Realized Gain (Loss)
    The U.S. Large Cap Value Series*.   on Futures                $(12,647)

   *As of April 30, 2011, there were no futures contracts outstanding. During the six months ended April 30, 2011, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Trust, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Trust anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2011.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

                                   Weighted      Weighted    Number of   Interest Maximum Amount
                                    Average      Average        Days     Expense  Borrowed During
                                 Interest Rate Loan Balance Outstanding* Incurred   the Period
                                 ------------- ------------ ------------ -------- ---------------
The U.S. Large Cap Value Series.     0.94%        $8,294         11         $2        $15,367

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                    ------------- ------------ ------------ -------- ---------------
The DFA International Value Series.     0.91%        1,607          5          --         4,688

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2011 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of April 30, 2011.

I. Securities Lending:

   As of April 30, 2011, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The U.S. Large Cap Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 17, 2011 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. For The DFA International Value Series, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

  LOGO                                                         DFA043011-003S

 LOGO

SEMI-ANNUAL REPORT
-------------------------------------------------------------

six months ended: April 30, 2011 (Unaudited)

Dimensional Investment Group Inc.

Global Equity Portfolio

Global 60/40 Portfolio

Global 25/75 Portfolio

 LOGO

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2011

Dear Fellow Shareholder,

We recently celebrated Dimensional's thirtieth anniversary. The firm has developed in ways we never could have predicted. Our success owes a lot to our clients, especially those we've had a long relationship with. We are proud that these relationships have been beneficial for our clients and for Dimensional.

Thirty years of growth has brought many changes. But some things haven't changed, and these have been a key to our success. We have always acted in the best interests of clients and strived to earn and maintain trust by doing what we say we are going to do. We have always worked hard to demonstrate the validity of our ideas. We never try to predict how much money our clients could make, but we have always worked to deliver a good investment experience. We continue to believe strongly in the principles of diversification and discipline. We've been fortunate to find clients sharing that belief and helping us grow into the firm we are now.

Sincerely,
 LOGO

David G. Booth
Chairman and Co-Chief Executive Officer

                       DIMENSIONAL INVESTMENT GROUP INC.

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                               Page
                                                               ----
             Letter to Shareholders

             Definitions of Abbreviations and Footnotes.......   1

             Disclosure of Fund Expenses......................   2

             Disclosure of Portfolio Holdings.................   4

             Schedules of Investments

                Global Equity Portfolio.......................   5

                Global 60/40 Portfolio........................   6

                Global 25/75 Portfolio........................   8

             Statements of Assets and Liabilities.............   9

             Statements of Operations.........................  10

             Statements of Changes in Net Assets..............  11

             Financial Highlights.............................  12

             Notes to Financial Statements....................  16

             Voting Proxies on Fund Portfolio Securities......  25

             Board Approval of Investment Advisory Agreements.  26

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes
  +    See Note B to Financial Statements.

Financial Highlights
  (A)  Computed using average shares outstanding.
  (B)  Annualized.
  (C)  Non-Annualized.
  (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

All Statements, Schedules and Notes to Financial Statements
  --   Amounts designated as -- are either zero or rounded to zero.
  SEC  Securities and Exchange Commission.
  N/A  Does not apply to this fund.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2011
EXPENSE TABLES

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/10  04/30/11    Ratio*   Period*
     -                              --------- --------- ---------- --------
     Global Equity Portfolio**
     Actual Fund Return
      Class R2 Shares.............. $1,000.00 $1,177.73   0.60%     $3.24
      Institutional Class Shares... $1,000.00 $1,178.84   0.32%     $1.73
     Hypothetical 5% Annual Return
      Class R2 Shares.............. $1,000.00 $1,021.82   0.60%     $3.01
      Institutional Class Shares... $1,000.00 $1,023.21   0.32%     $1.61

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/10  04/30/11    Ratio*   Period*
     -                              --------- --------- ---------- --------
     Global 60/40 Portfolio**
     Actual Fund Return
      Class R2 Shares.............. $1,000.00 $1,111.35   0.57%     $2.98
      Institutional Class Shares... $1,000.00 $1,112.49   0.30%     $1.57
     Hypothetical 5% Annual Return
      Class R2 Shares.............. $1,000.00 $1,021.97   0.57%     $2.86
      Institutional Class Shares... $1,000.00 $1,023.31   0.30%     $1.51

     Global 25/75 Portfolio**
     Actual Fund Return
      Class R2 Shares.............. $1,000.00 $1,044.96   0.77%     $3.90
      Institutional Class Shares... $1,000.00 $1,047.66   0.28%     $1.42
     Hypothetical 5% Annual Return
      Class R2 Shares.............. $1,000.00 $1,020.98   0.77%     $3.86
      Institutional Class Shares... $1,000.00 $1,023.41   0.28%     $1.40

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

                                     Affiliated Investment Companies
                                     -------------------------------
            Global Equity Portfolio.              100.0%
            Global 60/40 Portfolio..              100.0%
            Global 25/75 Portfolio..              100.0%

                            GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                April 30, 2011
                                  (Unaudited)

                                                            Shares       Value+
                                                            ------       -----
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.                    72,946,244 $  880,461,165
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                    50,768,457    625,975,075
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                    24,438,385    295,460,075
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                     7,784,006    180,355,419
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.                       811,646     19,731,114
                                                                     --------------

   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $1,527,265,123)...............................             2,001,982,848
                                                                     --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
BlackRock Liquidity Funds TempCash
  Portfolio - Institutional Shares
  (Cost $2,320,092)                                        2,320,092      2,320,092
                                                                     --------------

   TOTAL INVESTMENTS - (100.0%) (Cost $1,529,585,215)....            $2,004,302,940
                                                                     ==============

Summary of inputs used to value the Global Fund's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                                  ---------------------------------------------

                                     Investment in Securities (Market Value)
                                  ---------------------------------------------

                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $2,001,982,848   --      --    $2,001,982,848
 Temporary Cash Investments......      2,320,092   --      --         2,320,092
                                  --------------   --      --    --------------
 TOTAL........................... $2,004,302,940   --      --    $2,004,302,940
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                            GLOBAL 60/40 PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                April 30, 2011
                                  (Unaudited)

                                                                         Shares       Value+
                                                                         ------       -----
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.                                 25,106,371 $  303,033,898
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                                 17,527,484    216,113,878
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                                 15,951,613    171,798,872
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.                                 10,593,077    114,405,232
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                                  8,535,033    103,188,549
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                                  2,706,546     62,710,671
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc.                                  4,851,696     57,104,462
Investment in DFA Intermediate-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.                                  5,701,620     57,016,200
Investment in DFA Five-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                                  5,159,341     57,010,718
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.                                    281,644      6,846,766
                                                                                  --------------

   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES - (100.0%)
     (Cost $988,195,533)..............................................             1,149,229,246
                                                                                  --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
BlackRock Liquidity Funds TempCash
  Portfolio - Institutional Shares
  (Cost $2,055,338)                                                     2,055,338      2,055,338
                                                                                  --------------

   TOTAL INVESTMENTS - (100.0%) (Cost $990,250,871)...................            $1,151,284,584
                                                                                  ==============

                See accompanying Notes to Financial Statements.

GLOBAL 60/40 PORTFOLIO
CONTINUED

Summary of inputs used to value the Global Fund's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                                  ---------------------------------------------

                                     Investment in Securities (Market Value)
                                  ---------------------------------------------

                                     Level 1     Level 2 Level 3     Total
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies. $1,149,229,246   --      --    $1,149,229,246
 Temporary Cash Investments......      2,055,338   --      --         2,055,338
                                  --------------   --      --    --------------
 TOTAL........................... $1,151,284,584   --      --    $1,151,284,584
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                            GLOBAL 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                April 30, 2011
                                  (Unaudited)

                                                                Shares      Value+
                                                                ------      -----
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in DFA Two-Year Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc.                         8,047,449 $ 82,003,505
Investment in DFA Short-Term Extended Quality Portfolio of
  DFA Investment Dimensions Group Inc.                         7,592,536   81,999,389
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc.                         3,485,271   41,021,640
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.                         2,547,982   30,754,143
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                         1,779,938   21,946,636
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                           872,613   10,549,891
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                           266,535    6,175,616
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.                            29,300      712,283
                                                                         ------------

   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $246,757,900)......................................            275,163,103
                                                                         ------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
BlackRock Liquidity Funds TempCash
  Portfolio - Institutional Shares
  (Cost $452,384)                                                452,384      452,384
                                                                         ------------

   TOTAL INVESTMENTS - (100.0%) (Cost $247,210,284)...........           $275,615,487
                                                                         ============

Summary of inputs used to value the Global Fund's investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                                    -----------------------------------------

                                     Investment in Securities (Market Value)
                                    -----------------------------------------

                                      Level 1    Level 2 Level 3    Total
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $275,163,103   --      --    $275,163,103
   Temporary Cash Investments......      452,384   --      --         452,384
                                    ------------   --      --    ------------
   TOTAL........................... $275,615,487   --      --    $275,615,487
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                 Global        Global        Global
                                                                 Equity         60/40         25/75
                                                                Portfolio     Portfolio     Portfolio
                                                              ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value...... $  2,001,983  $  1,149,229  $    275,163
Temporary Cash Investments at Value & Cost...................        2,320         2,055           452
Receivables:
 Fund Shares Sold............................................        1,033         1,298           139
Prepaid Expenses and Other Assets............................           51            39            24
                                                              ------------  ------------  ------------
   Total Assets..............................................    2,005,387     1,152,621       275,778
                                                              ------------  ------------  ------------
LIABILITIES:
Payables:
 Affiliated Investment Companies.............................        1,648         1,755           302
 Fund Shares Redeemed........................................        1,555           607            11
 Due to Advisor..............................................           --            14             7
Accrued Expenses and Other Liabilities.......................           91            56            15
                                                              ------------  ------------  ------------
   Total Liabilities.........................................        3,294         2,432           335
                                                              ------------  ------------  ------------
NET ASSETS                                                    $  2,002,093  $  1,150,189  $    275,443
                                                              ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Class R2 Shares - based on net assets of $4,576; $4,435;
  and $445, and shares outstanding of 307,728; 322,265;
  and 36,897, respectively................................... $      14.87  $      13.76  $      12.06
                                                              ============  ============  ============
NUMBER OF SHARES AUTHORIZED..................................  500,000,000   300,000,000   300,000,000
                                                              ============  ============  ============
Institutional Class Shares - based on net assets of
  $1,997,517; $1,145,754; and $274,998, and shares
  outstanding of 135,310,511; 83,675,810; and 22,898,337,
  respectively                                                $      14.76  $      13.69  $      12.01
                                                              ============  ============  ============
NUMBER OF SHARES AUTHORIZED..................................  700,000,000   500,000,000   300,000,000
                                                              ============  ============  ============
Investments in Affiliated Investment Companies at Cost....... $  1,527,265  $    988,195  $    246,758
                                                              ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................. $  1,714,875  $  1,023,529  $    253,460
Undistributed Net Investment Income (Distributions in Excess
  of Net Investment Income)..................................            2          (430)         (342)
Accumulated Net Realized Gain (Loss).........................     (187,502)      (33,944)       (6,080)
Net Unrealized Appreciation (Depreciation)...................      474,718       161,034        28,405
                                                              ------------  ------------  ------------
NET ASSETS                                                    $  2,002,093  $  1,150,189  $    275,443
                                                              ============  ============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                           STATEMENTS OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                               Global    Global    Global
                                                                               Equity     60/40     25/75
                                                                              Portfolio Portfolio Portfolio
                                                                              --------- --------- ---------
Investment Income
 Net Investment Income Received from Affiliated Investment Companies:........
   Income Distributions...................................................... $ 13,830  $ 10,172   $ 1,952
                                                                              --------  --------   -------
     Total Investment Income Received from Affiliated Investment Companies...   13,830    10,172     1,952
                                                                              --------  --------   -------
Fund Investment Income
 Interest....................................................................        1         1        --
                                                                              --------  --------   -------

Fund Expenses
 Administrative Services Fees................................................    2,715     1,295       251
 Accounting & Transfer Agent Fees............................................       18        13         9
 Shareholder Servicing Fees - Class R2 Shares................................        5         5         1
 Filing Fees.................................................................       35        29        18
 Shareholders' Reports.......................................................       18        25         3
 Directors'/Trustees' Fees & Expenses........................................       11         6         1
 Professional Fees...........................................................       16        10         4
 Other.......................................................................        6         5         2
                                                                              --------  --------   -------
     Total Expenses..........................................................    2,824     1,388       289
                                                                              --------  --------   -------
 Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
   Recovered by Advisor (Note C).............................................   (2,715)   (1,212)     (212)
                                                                              --------  --------   -------
   Net Expenses..............................................................      109       176        77
                                                                              --------  --------   -------
 Net Investment Income (Loss)................................................   13,722     9,997     1,875
                                                                              --------  --------   -------
Realized and Unrealized Gain (Loss)
 Capital Gain Distributions Received from Affiliated Investment Companies....       --     1,880       800
 Net Realized Gain (Loss) on:................................................
 Affiliated Investment Companies Shares Sold.................................   (2,050)     (970)      102
 Change in Unrealized Appreciation (Depreciation) of:........................
 Affiliated Investment Companies Shares......................................  285,898   100,285     9,060
                                                                              --------  --------   -------
 Net Realized and Unrealized Gain (Loss).....................................  283,848   101,195     9,962
                                                                              --------  --------   -------
Net Increase (Decrease) in Net Assets Resulting from Operations.............. $297,570  $111,192   $11,837
                                                                              ========  ========   =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                 Global                    Global                  Global
                                                                 Equity                    60/40                    25/75
                                                                Portfolio                Portfolio                Portfolio
                                                         ----------------------    ---------------------    --------------------
                                                         Six Months     Year       Six Months     Year      Six Months    Year
                                                            Ended      Ended          Ended      Ended         Ended     Ended
                                                          April 30,   Oct. 31,      April 30,   Oct. 31,     April 30,  Oct. 31,
                                                            2011        2010          2011        2010         2011       2010
                                                         ----------- ----------    ----------- ---------    ----------- --------
                                                         (Unaudited)               (Unaudited)              (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).......................... $   13,722  $   21,950    $    9,997  $  13,711     $  1,875   $  4,295
  Capital Gain Distributions Received from
   Affiliated Investment Companies......................         --          --         1,880        150          800         89
  Net Realized Gain (Loss) on:
   Investment Securities Sold/Affiliated
    Investment Companies Shares Sold....................     (2,050)    (16,994)         (970)    (3,919)         102       (344)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities/Affiliated
    Investment Companies Shares.........................    285,898     253,607       100,285    101,260        9,060     13,554
                                                         ----------  ----------    ----------  ---------     --------   --------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations..........................    297,570     258,563       111,192    111,202       11,837     17,594
                                                         ----------  ----------    ----------  ---------     --------   --------
Distributions From:
  Net Investment Income:
   Class R2 Shares......................................        (25)        (98)          (38)       (77)          (3)       (35)
   Institutional Class Shares...........................    (13,836)    (24,383)      (10,790)   (13,481)      (2,409)    (4,735)
                                                         ----------  ----------    ----------  ---------     --------   --------
    Total Distributions From Net Investment Income......    (13,861)    (24,481)      (10,828)   (13,558)      (2,412)    (4,770)
                                                         ----------  ----------    ----------  ---------     --------   --------
Net Realized Gains:
  Class R2 Shares.......................................         --          --            (3)        --           (1)        --
  Institutional Class Shares............................         --          --          (766)       (58)        (481)       (39)
                                                         ----------  ----------    ----------  ---------     --------   --------
    Total Distributions From Net Realized Gains.........         --          --          (769)       (58)        (482)       (39)
                                                         ----------  ----------    ----------  ---------     --------   --------
  Total Distributions to Shareholders...................    (13,861)    (24,481)      (11,597)   (13,616)      (2,894)    (4,809)
                                                         ----------  ----------    ----------  ---------     --------   --------
Capital Share Transactions:
  Shares Issued.........................................    253,051     418,112       212,638    307,887       53,846     84,371
  Shares Issued in Lieu of Cash Distributions...........     13,434      23,823        10,952     12,901        2,846      4,741
  Shares Redeemed.......................................   (180,048)   (330,714)     (109,610)  (217,347)     (22,851)   (31,544)
                                                         ----------  ----------    ----------  ---------     --------   --------
    Net Increase (Decrease) from Capital
     Share Transactions.................................     86,437     111,221       113,980    103,441       33,841     57,568
                                                         ----------  ----------    ----------  ---------     --------   --------
    Total Increase (Decrease) in Net Assets.............    370,146     345,303       213,575    201,027       42,784     70,353
Net Assets
  Beginning of Period...................................  1,631,947   1,286,644       936,614    735,587      232,659    162,306
                                                         ----------  ----------    ----------  ---------     --------   --------
  End of Period......................................... $2,002,093  $1,631,947    $1,150,189  $ 936,614     $275,443   $232,659
                                                         ==========  ==========    ==========  =========     ========   ========

Undistributed Net Investment Income
 (Distributions in Excess of Net
 Investment Income)                                      $        2  $      141    $     (430) $     401     $   (342)  $    195

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)
                                Class R2 Shares

                                                      Global Equity Portfolio
                               ---------------------------------------------------------------------    ---------------------
                                                                 Period
                               Six Months     Year     Year     Dec. 1,      Year     Year     Year     Six Months     Year
                                  Ended      Ended    Ended     2007 to     Ended    Ended    Ended        Ended      Ended
                                April 30,   Oct. 31, Oct. 31,   Oct. 31,   Nov. 30, Nov. 30, Nov. 30,    April 30,   Oct. 31,
                                  2011        2010     2009       2008       2007     2006     2005        2011        2010
------------------------------------------------------------------------------------------------------------------------------
                               (Unaudited)                                                              (Unaudited)
Net Asset Value, Beginning of
 Period.......................   $12.71      $10.82   $ 9.17  $ 15.49      $ 14.76  $ 12.90  $ 11.54      $12.51      $11.13
                                 ------      ------   ------  -------      -------  -------  -------      ------      ------
Income from Investment
 Operations
  Net Investment
   Income(A)..................     0.08        0.15     0.17     0.24         0.22     0.19     0.19        0.11        0.17
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................     2.17        1.91     1.64    (6.06)        0.86     2.29     1.33        1.27        1.37
                                 ------      ------   ------  -------      -------  -------  -------      ------      ------
   Total from Investment
    Operations................     2.25        2.06     1.81    (5.82)        1.08     2.48     1.52        1.38        1.54
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.......    (0.09)      (0.17)   (0.16)   (0.18)       (0.18)   (0.18)   (0.14)      (0.13)      (0.16)
  Net Realized Gains..........       --          --       --    (0.32)       (0.17)   (0.44)   (0.02)         --          --
                                 ------      ------   ------  -------      -------  -------  -------      ------      ------
   Total Distributions........    (0.09)      (0.17)   (0.16)   (0.50)       (0.35)   (0.62)   (0.16)      (0.13)      (0.16)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.......................   $14.87      $12.71   $10.82  $  9.17      $ 15.49  $ 14.76  $ 12.90      $13.76      $12.51
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return..................    17.77%(C)   19.21%   20.06%  (38.72)%(C)    7.42%   20.04%   13.25%      11.14%(C)   14.01%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                     $4,576      $3,483   $6,782  $ 6,819      $27,904  $32,717  $16,092      $4,435      $3,748
Ratio of Expenses to Average
 Net Assets (D)                    0.60%(B)    0.59%    0.62%    0.60%(B)     0.58%    0.62%    0.71%       0.57%(B)    0.58%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery
 of Previously Waived Fees)
 (D)                               0.90%(B)    0.89%    0.91%    0.87%(B)     0.84%    0.85%    0.80%       0.81%(B)    0.81%
Ratio of Net Investment
 Income to Average Net
 Assets                            1.23%(B)    1.32%    1.83%    1.99%(B)     1.38%    1.38%    1.32%       1.68%(B)    1.44%
------------------------------------------------------------------------------------------------------------------------------

                                  Global 60/40 Portfolio
                               ------------------------------------------------
                                           Period
                                 Year     Dec. 1,      Year     Year     Year
                                Ended     2007 to     Ended    Ended    Ended
                               Oct. 31,   Oct. 31,   Nov. 30, Nov. 30, Nov. 30,
                                 2009       2008       2007     2006     2005
-------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period.......................  $ 9.55  $ 13.16       $12.65   $11.58   $10.83
                                ------  -------       ------   ------   ------
Income from Investment
 Operations
  Net Investment
   Income(A)..................    0.14     0.30         0.22     0.11     0.19
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)................    1.60    (3.60)        0.60     1.40     0.73
                                ------  -------       ------   ------   ------
   Total from Investment
    Operations................    1.74    (3.30)        0.82     1.51     0.92
-------------------------------------------------------------------------------
Less Distributions
  Net Investment Income.......   (0.12)   (0.18)       (0.22)   (0.18)   (0.16)
  Net Realized Gains..........   (0.04)   (0.13)       (0.09)   (0.26)   (0.01)
                                ------  -------       ------   ------   ------
   Total Distributions........   (0.16)   (0.31)       (0.31)   (0.44)   (0.17)
-------------------------------------------------------------------------------
Net Asset Value, End of
 Period.......................  $11.13  $  9.55       $13.16   $12.65   $11.58
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return..................   18.46%  (25.63)%(C)    6.50%   13.49%    8.57%
-------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)                    $5,187  $ 5,081       $7,631   $7,379   $1,857
Ratio of Expenses to Average
 Net Assets (D)                   0.60%    0.59%(B)     0.57%    0.65%    0.70%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery
 of Previously Waived Fees)
 (D)                              0.83%    0.80%(B)     0.76%    0.77%    0.80%
Ratio of Net Investment
 Income to Average Net
 Assets                           1.42%    2.78%(B)     1.67%    0.89%    1.73%
-------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)
                                Class R2 Shares

                                                                 Global 25/75 Portfolio
                                         ---------------------------------------------------------------------
                                                                          Period
                                         Six Months     Year     Year    Dec. 1,       Year     Year     Year
                                            Ended      Ended    Ended    2007 to      Ended    Ended    Ended
                                          April 30,   Oct. 31, Oct. 31,  Oct. 31,    Nov. 30, Nov. 30, Nov. 30,
                                            2011        2010     2009      2008        2007     2006     2005
---------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....   $11.65      $10.95   $10.04   $11.42       $11.11   $10.62   $10.33
                                           ------      ------   ------   ------       ------   ------   ------
Income from Investment Operations.......
 Net Investment Income(A)...............     0.06        0.22     0.15     0.30         0.19     0.03     0.20
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............     0.46        0.72     1.06    (1.39)        0.41     0.77     0.25
                                           ------      ------   ------   ------       ------   ------   ------
   Total from Investment Operations.....     0.52        0.94     1.21    (1.09)        0.60     0.80     0.45
---------------------------------------------------------------------------------------------------------------
Less Distributions......................
 Net Investment Income..................    (0.11)      (0.24)   (0.14)   (0.21)       (0.20)   (0.20)   (0.16)
 Net Realized Gains.....................       --          --    (0.16)   (0.08)       (0.09)   (0.11)      --
                                           ------      ------   ------   ------       ------   ------   ------
   Total Distributions..................    (0.11)      (0.24)   (0.30)   (0.29)       (0.29)   (0.31)   (0.16)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........   $12.06      $11.65   $10.95   $10.04       $11.42   $11.11   $10.62
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Total Return............................     4.50%(C)    8.70%   12.19%   (9.72)%(C)    5.47%    7.75%    4.47%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...     $445        $418   $1,701   $1,342       $1,564   $2,701      $46
Ratio of Expenses to Average Net Assets
 (D)....................................     0.77%(B)    0.63%    0.62%    0.62%(B)     0.62%    0.62%    0.79%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously
 Waived Fees) (D).......................     0.94%(B)    0.78%    0.77%    0.78%(B)     0.71%    0.74%    0.95%
Ratio of Net Investment Income to
 Average Net Assets.....................     1.04%(B)    1.93%    1.49%    3.00%(B)     1.66%    0.28%    2.00%
-------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)
                          Institutional Class Shares

                                                               Global Equity Portfolio
                                --------------------------------------------------------------------------------------
                                                                          Period
                                 Six Months       Year        Year       Dec. 1,        Year       Year      Year
                                    Ended        Ended       Ended       2007 to       Ended      Ended     Ended
                                  April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,   Nov. 30,  Nov. 30,
                                    2011          2010        2009         2008         2007       2006      2005
-----------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    12.62     $    10.74  $     9.14  $  15.48      $    14.78  $  12.92  $  11.56
                                ---------------------------------------------------------------------------------------
Income from Investment
 Operations
 Net Investment Income(A)......       0.10           0.17        0.20      0.27            0.27      0.23      0.25
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       2.15           1.91        1.61     (6.02)           0.85      2.28      1.29
                                ----------     ----------  ----------  --------      ----------  --------  --------
   Total from Investment
    Operations.................       2.25           2.08        1.81     (5.75)           1.12      2.51      1.54
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income.........      (0.11)         (0.20)      (0.21)    (0.27)          (0.25)    (0.21)    (0.16)
 Net Realized Gains............         --             --          --     (0.32)          (0.17)    (0.44)    (0.02)
                                ---------------------------------------------------------------------------------------
   Total Distributions.........      (0.11)         (0.20)      (0.21)    (0.59)          (0.42)    (0.65)    (0.18)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    14.76     $    12.62  $    10.74  $   9.14      $    15.48  $  14.78  $  12.92
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Total Return...................      17.88%(C)      19.58%      20.30%   (38.50)%(C)       7.67%    20.33%    13.47%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $1,997,517     $1,628,464  $1,279,862  $978,901      $1,218,439  $847,574  $485,301
Ratio of Expenses to Average
 Net Assets (D)................       0.32%(B)       0.33%       0.35%     0.34%(B)        0.33%     0.37%     0.46%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees) (D)...       0.62%(B)       0.63%       0.64%     0.61%(B)        0.59%     0.60%     0.56%
Ratio of Net Investment
 Income to Average Net Assets..       1.53%(B)       1.50%       2.17%     2.26%(B)        1.70%     1.72%     1.50%
-----------------------------------------------------------------------------------------------------------------------

                                                            Global 60/40 Portfolio
                                -----------------------------------------------------------------------------
                                                                      Period
                                 Six Months      Year      Year      Dec. 1,       Year      Year      Year
                                    Ended       Ended     Ended      2007 to      Ended     Ended     Ended
                                  April 30,    Oct. 31,  Oct. 31,    Oct. 31,    Nov. 30,  Nov. 30,  Nov. 30,
                                    2011         2010      2009        2008        2007      2006      2005
--------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    12.45     $  11.08  $   9.53  $  13.17      $  12.67  $  11.60  $  10.83
                                ------------------------------------------------------------------------------
Income from Investment
 Operations
 Net Investment Income(A)......       0.13         0.19      0.18      0.27          0.25      0.19      0.22
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       1.26         1.37      1.59     (3.54)         0.60      1.35      0.72
                                ----------     --------  --------  --------      --------  --------  --------
   Total from Investment
    Operations.................       1.39         1.56      1.77     (3.27)         0.85      1.54      0.94
--------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income.........      (0.15)       (0.19)    (0.18)    (0.24)        (0.26)    (0.21)    (0.16)
 Net Realized Gains............         --           --     (0.04)    (0.13)        (0.09)    (0.26)    (0.01)
                                ------------------------------------------------------------------------------
   Total Distributions.........      (0.15)       (0.19)    (0.22)    (0.37)        (0.35)    (0.47)    (0.17)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period. $    13.69     $  12.45  $  11.08  $   9.53      $  13.17  $  12.67  $  11.60
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Total Return...................      11.25%(C)    14.27%    18.95%   (25.47)%(C)     6.79%    13.78%     8.80%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $1,145,754     $932,866  $730,400  $587,524      $761,093  $538,369  $277,269
Ratio of Expenses to Average
 Net Assets (D)................       0.30%(B)     0.31%     0.33%     0.32%(B)      0.31%     0.35%     0.45%
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and Assumption of
 Expenses and/or Recovery of
 Previously Waived Fees) (D)...       0.54%(B)     0.54%     0.56%     0.53%(B)      0.51%     0.52%     0.55%
Ratio of Net Investment
 Income to Average Net Assets..       1.95%(B)     1.64%     1.82%     2.44%(B)      1.90%     1.56%     1.99%
--------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)
                          Institutional Class Shares

                                                                   Global 25/75 Portfolio
                                         --------------------------------------------------------------------------
                                                                              Period
                                         Six Months      Year      Year      Dec. 1,       Year      Year     Year
                                            Ended       Ended     Ended      2007 to      Ended     Ended    Ended
                                          April 30,    Oct. 31,  Oct. 31,    Oct. 31,    Nov. 30,  Nov. 30, Nov. 30,
                                            2011         2010      2009        2008        2007      2006     2005
--------------------------------------------------------------------------------------------------------------------
                                         (Unaudited)
Net Asset Value, Beginning of Period....  $  11.60     $  10.90  $  10.01  $  11.46      $  11.15  $ 10.65  $ 10.34
                                          --------     --------  --------  --------      --------  -------  -------
Income from Investment Operations
 Net Investment Income(A)...............      0.09         0.24      0.18      0.31          0.24     0.22     0.24
 Net Gains (Losses) on Securities
   (Realized and Unrealized)............      0.46         0.74      1.06     (1.37)         0.40     0.60     0.24
                                          --------     --------  --------  --------      --------  -------  -------
   Total from Investment Operations.....      0.55         0.98      1.24     (1.06)         0.64     0.82     0.48
------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income..................     (0.14)       (0.28)    (0.19)    (0.31)        (0.24)   (0.21)   (0.17)
 Net Realized Gains.....................        --           --     (0.16)    (0.08)        (0.09)   (0.11)      --
                                          --------     --------  --------  --------      --------  -------  -------
   Total Distributions..................     (0.14)       (0.28)    (0.35)    (0.39)        (0.33)   (0.32)   (0.17)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  12.01     $  11.60  $  10.90  $  10.01      $  11.46  $ 11.15  $ 10.65
==================================================================================================================
Total Return............................      4.77%(C)     9.17%    12.67%    (9.55)%(C)     5.85%    7.97%    4.71%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $274,998     $232,241  $160,605  $126,169      $136,039  $97,194  $52,699
Ratio of Expenses to Average Net
 Assets(D)..............................      0.28%(B)     0.29%     0.31%     0.30%(B)      0.31%    0.37%    0.47%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers and Assumption of
 Expenses and/or Recovery of Previously
 Waived Fees)(D)                              0.45%(B)     0.46%     0.46%     0.46%(B)      0.46%    0.49%    0.71%
Ratio of Net Investment Income to
 Average Net Assets.....................      1.51%(B)     2.19%     1.81%     3.03%(B)      2.15%    1.59%    2.33%
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, of which Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") are presented in this report. The remaining portfolios are presented in separate reports.

   The Global Funds achieve their investment objectives by primarily investing in other portfolios within DFA Investment Dimensions Group Inc. ("IDG") (collectively, the "Master Funds").

                                                            Global Funds (Percentage of Ownership at April 30, 2011)
-                                                           --------------------------------------------------------

                                                            Global Equity       Global 60/40       Global 25/75
Master Funds                                                  Portfolio          Portfolio          Portfolio
------------                                                -------------       ------------       ------------
U.S. Core Equity 1 Portfolio (IDG).........................       8%                 3%                 --
U.S. Core Equity 2 Portfolio (IDG).........................      14%                 5%                 --
DFA Real Estate Securities Portfolio (IDG).................       1%                 --                 --
International Core Equity Portfolio (IDG)..................      10%                 4%                 --
Emerging Markets Core Equity Portfolio (IDG)...............       3%                 1%                 --
DFA Two-Year Global Fixed Income Portfolio (IDG)...........      N/A                N/A                 2%
DFA Selectively Hedged Global Fixed Income Portfolio (IDG)       N/A                24%                N/A
DFA Five-Year Global Fixed Income Portfolio (IDG)..........      N/A                 1%                N/A
DFA Inflation-Protected Securities Portfolio (IDG).........      N/A                 3%                 3%
DFA Short-Term Extended Quality Portfolio (IDG)............      N/A                10%                 7%
DFA Intermediate-Term Extended Quality Portfolio (IDG).....      N/A                27%                N/A

N/A - Global Fund does not have any ownership in Master Fund.
Amounts designated as -- are less than 1%

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Global Funds from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Global Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels as described below:

    .  Level 1 - quoted prices in active markets for identical securities

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Global Funds' own assumptions in determining the fair value of investments)

   Master Fund shares held by the Global Funds are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. The Global Funds' investments in partnerships reflect proportionate interest in the net assets of their corresponding partnerships. At April 30, 2011, the Global Funds held no investments in partnerships. These securities are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Global Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Global Funds did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2010.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Master Funds. The Advisor also provides administrative services to the Global Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. For the six months ended April 30, 2011, the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30%, 0.25%, 0.20%, respectively, of average daily net assets. The Global Funds do not pay separate management fees to the Advisor.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, in order to limit the total administration and management fees incurred by the Advisor, the Advisor has contractually agreed to waive its administration fee to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Global Funds and investment advisory services fees paid by the Master Funds to the Advisor. The maximum amount waived under this waiver is the full amount of a Global Fund's administration fee to the Advisor. The Fee Waiver and Expense Assumption Agreement will remain in effect through February 28, 2012, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2011, the Global Funds had the following expense limits based on a percentage of average net assets on an annualized basis.

                                                 Expense
                                                 Limits
                                                 -------
                        Global Equity Portfolio.  0.27%
                        Global 60/40 Portfolio..  0.25%
                        Global 25/75 Portfolio..  0.22%

   Prior to March 1, 2010, the Advisor had also contractually agreed to assume the direct operating expenses of the Institutional Class Shares of each Global Fund (excluding administrative services fees paid to the Advisor), to the extent necessary to limit the total expense ratios (including the expenses that the Institutional Class Shares of each such Global Fund bears as a shareholder of the Master Funds, but excluding expenses from investment in other investment companies) of the Institutional Class Shares. For the period ended February 28, 2010, the Institutional Class Shares had the following expense limits based on a percentage of average net assets on an annualized basis.

                                                 Expense
                                                 Limits
                                                 -------
                        Global Equity Portfolio.  0.44%
                        Global 60/40 Portfolio..  0.41%
                        Global 25/75 Portfolio..  0.37%

   Prior to March 1, 2010, the Advisor had contractually agreed to assume the direct operating expenses of the Class R2 Shares of each Global Fund (excluding administrative services fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R2 Shares of each such Global Fund bears as a shareholder of the Master Funds and including Shareholder Servicing Fees, but excluding expenses from investment in other investment companies) of the Class R2 Shares. For the period ended February 28, 2010, the Class R2 Shares had the following expense limits based on a percentage of average net assets on an annualized basis.

                                                 Expense
                                                 Limits
                                                 -------
                        Global Equity Portfolio.  0.69%
                        Global 60/40 Portfolio..  0.66%
                        Global 25/75 Portfolio..  0.62%

   At any time that the rate of the fees and annualized expenses of a Global Fund are less than the rates listed above for a Global Fund on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Global Fund's Institutional Class and Class R2 Shares' fees or expenses to exceed the fee or expense limitations listed above. Previously waived fees subject to future recovery by the Advisor over periods not exceeding April 30, 2014 are reflected below (amounts in thousands). The Global Funds are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                  Previously
                                                    Waived
                                                 Fees/Expenses
                                                    Assumed
                                                  Subject to
                                                    Future
                                                   Recovery
                                                 -------------
                  Global Equity Portfolio
                     Class R2 Shares............    $    55
                     Institutional Class Shares.     11,733
                  Global 60/40 Portfolio
                     Class R2 Shares............         33
                     Institutional Class Shares.      5,307
                  Global 25/75 Portfolio
                     Class R2 Shares............          6
                     Institutional Class Shares.        863

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                          Global Equity Portfolio. $43
                          Global 60/40 Portfolio..  25
                          Global 25/75 Portfolio..   6

E. Federal Income Taxes:

   Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010 were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                        Increase
                                                       (Decrease)
                                        Increase      Accumulated
                                       (Decrease)     Net Realized
                                     Paid-In Capital Gains (Losses)
                                     --------------- --------------
            Global Equity Portfolio.       $3             $(3)

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2009 and the year ended October 31, 2010 were as follows (amounts in thousands):

                                  Net Investment
                                    Income and
                                    Short-Term     Long-Term
                                  Capital Gains  Capital Gains  Total
                                  -------------- ------------- -------
         Global Equity Portfolio
            2009.................    $23,463            --     $23,463
            2010.................     24,481            --      24,481
         Global 60/40 Portfolio
            2009.................     11,799        $1,690      13,489
            2010.................     13,616            --      13,616
         Global 25/75 Portfolio
            2009.................      2,629         1,979       4,608
            2010.................      4,809            --       4,809

   At October 31, 2010, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                         Undistributed                               Total Net
                         Net Investment                            Distributable
                           Income and   Undistributed   Capital      Earnings/
                           Short-Term     Long-Term       Loss     (Accumulated
                         Capital Gains  Capital Gains Carryforward    Losses)
                         -------------- ------------- ------------ -------------
Global Equity Portfolio.      $176           --        $(88,044)     $(87,868)
Global 60/40 Portfolio..       421           --         (27,297)      (26,876)
Global 25/75 Portfolio..       200           --          (3,314)       (3,114)

   For Federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the Portfolio had capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                     Expires on October 31,
                                     ----------------------

                                      2016   2017    2018    Total
                                     ------ ------- ------- -------
            Global Equity Portfolio. $2,732 $74,314 $10,998 $88,044
            Global 60/40 Portfolio..     --  26,314     983  27,297
            Global 25/75 Portfolio..     --   3,216      98   3,314

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      Net
                                                                   Unrealized
                           Federal    Unrealized    Unrealized    Appreciation
                           Tax Cost  Appreciation (Depreciation) (Depreciation)
                          ---------- ------------ -------------- --------------
 Global Equity Portfolio. $1,629,506   $474,718     $(99,921)       $374,797
 Global 60/40 Portfolio..    997,637    161,721       (8,073)        153,648
 Global 25/75 Portfolio..    250,429     28,785       (3,599)         25,186

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Global Portfolio's tax positions and has concluded that no provision for income tax is required in any Global Portfolios' financial statements. No Global Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Global Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

   The capital share transactions by class were as follows (amounts in thousands):

                                                           Six Months             Year
                                                              Ended               Ended
                                                         April 30, 2011       Oct. 31, 2010
                                                       ------------------  ------------------

                                                         Amount    Shares    Amount    Shares
                                                       ---------  -------  ---------  -------
Global Equity Portfolio

Class R2 Shares
 Shares Issued........................................ $     659       48  $   3,225      275
 Shares Issued in Lieu of Cash Distributions..........        25        2         98        9
 Shares Redeemed......................................      (229)     (17)    (7,001)    (637)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     455       33  $  (3,678)    (353)
                                                       =========  =======  =========  =======
Institutional Class Shares
 Shares Issued........................................ $ 252,392   18,391  $ 414,887   35,629
 Shares Issued in Lieu of Cash Distributions..........    13,409    1,002     23,725    2,118
 Shares Redeemed......................................  (179,819) (13,126)  (323,713) (27,884)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class Shares. $  85,982    6,267  $ 114,899    9,863
                                                       =========  =======  =========  =======

Global 60/40 Portfolio

Class R2 Shares
 Shares Issued........................................ $     405       31  $   1,890      163
 Shares Issued in Lieu of Cash Distributions..........        41        3         78        7
 Shares Redeemed......................................      (150)     (11)    (3,835)    (335)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     296       23  $  (1,867)    (165)
                                                       =========  =======  =========  =======
Institutional Class Shares
 Shares Issued........................................ $ 212,233   16,315  $ 305,997   26,112
 Shares Issued in Lieu of Cash Distributions..........    10,911      856     12,823    1,123
 Shares Redeemed......................................  (109,460)  (8,429)  (213,512) (18,247)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 113,684    8,742  $ 105,308    8,988
                                                       =========  =======  =========  =======

Global 25/75 Portfolio

Class R2 Shares
 Shares Issued........................................ $      34        3  $   1,170      105
 Shares Issued in Lieu of Cash Distributions..........         4       --         35        3
 Shares Redeemed......................................       (27)      (2)    (2,515)    (227)
                                                       ---------  -------  ---------  -------
Net Increase (Decrease) -- Class R2 Shares............ $      11        1  $  (1,310)    (119)
                                                       =========  =======  =========  =======

                                                          Six Months           Year
                                                             Ended             Ended
                                                        April 30, 2011     Oct. 31, 2010
                                                       ----------------  ----------------

                                                        Amount   Shares   Amount   Shares
                                                       --------  ------  --------  ------
Institutional Class Shares
 Shares Issued........................................ $ 53,812   4,590  $ 83,201   7,449
 Shares Issued in Lieu of Cash Distributions..........    2,842     245     4,706     427
 Shares Redeemed......................................  (22,824) (1,952)  (29,029) (2,602)
                                                       --------  ------  --------  ------
Net Increase (Decrease) -- Institutional Class Shares. $ 33,830   2,883  $ 58,878   5,274
                                                       ========  ======  ========  ======

G. Financial Instruments:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

   Repurchase Agreements: The Global Funds may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price, including accrued interest. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At April 29, 2011, the Global Funds had no open repurchase agreements.

H. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with the other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Global Funds under this line of credit during the six months ended April 30, 2011

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Global Funds under this line of credit were as follows (amounts in thousands, except percentages and days):

                           Weighted      Weighted    Number of   Interest Maximum Amount
                            Average      Average        Days     Expense  Borrowed During
                         Interest Rate Loan Balance Outstanding* Incurred   the Period
                         ------------- ------------ ------------ -------- ---------------
Global Equity Portfolio.     0.89%        $1,410         15        $ 1        $4,287
Global 60/40 Portfolio..     0.92%         1,076         22          1         3,344
Global 25/75 Portfolio..     0.91%           411         16         --           918

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2011 that each Global Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Global Funds under this line of credit as of April 30, 2011.

I. Shareholder Servicing Fees:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds' Class R2 Shares.

J. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. Other:

   At April 30, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Global Funds. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                     Approximate
                                                                      Percentage
                                                        Number of   of Outstanding
                                                       Shareholders     Shares
                                                       ------------ --------------
Global Equity Portfolio -- Class R2 Shares............      1             93%
Global Equity Portfolio -- Institutional Class Shares.      3             84%
Global 60/40 Portfolio -- Class R2 Shares.............      1            100%
Global 60/40 Portfolio -- Institutional Class Shares..      3             73%
Global 25/75 Portfolio -- Class R2 Shares.............      1             99%
Global 25/75 Portfolio -- Institutional Class Shares..      3             82%

   The Global Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Global Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Master Funds use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 17, 2010 (the "Meeting"), the Board of Directors of Dimensional Investment Group Inc. (the "Board") considered the continuation of the investment advisory agreements for each portfolio (collectively, the "Funds"). (The investment advisory agreements are referred to as the "Advisory Agreements.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes.As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board noted that the Advisor did not charge advisory fees to the Funds under the Advisory Agreements. The Board reviewed the administrative fees charged by the Advisor to the Funds and compared the expenses of each Fund to funds in its peer group as provided in the Lipper Reports. The Board concluded that the fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the Funds. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. The Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund because the Funds are not charged advisory fees.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

                             LOGO   DFA043011-025S

 LOGO









SEMI-ANNUAL REPORT

-------------------------------------------------------------

six months ended: April 30, 2011 (Unaudited)

Dimensional Investment Group Inc.

U.S. Large Cap Value Portfolio II

DFA International Value Portfolio II

 LOGO

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2011

Dear Fellow Shareholder,

We recently celebrated Dimensional's thirtieth anniversary. The firm has developed in ways we never could have predicted. Our success owes a lot to our clients, especially those we've had a long relationship with. We are proud that these relationships have been beneficial for our clients and for Dimensional.

Thirty years of growth has brought many changes. But some things haven't changed, and these have been a key to our success. We have always acted in the best interests of clients and strived to earn and maintain trust by doing what we say we are going to do. We have always worked hard to demonstrate the validity of our ideas. We never try to predict how much money our clients could make, but we have always worked to deliver a good investment experience. We continue to believe strongly in the principles of diversification and discipline. We've been fortunate to find clients sharing that belief and helping us grow into the firm we are now.

Sincerely,

 LOGO

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                        Page
                                                                        ----
   Letter to Shareholders
   Definitions of Abbreviations and Footnotes                             1
   Dimensional Investment Group Inc.
      Disclosure of Fund Expenses......................................   2
      Disclosure of Portfolio Holdings.................................   4
      Schedules of Investments.........................................
        U.S. Large Cap Value Portfolio II..............................   5
        DFA International Value Portfolio II...........................   5
      Statements of Assets and Liabilities.............................   6
      Statements of Operations.........................................   7
      Statements of Changes in Net Assets..............................   8
      Financial Highlights.............................................   9
      Notes to Financial Statements....................................  10
      Disclosure of Fund Expenses......................................  16
      Disclosure of Portfolio Holdings.................................  18
      Schedules of Investments/Summary Schedules of Portfolio Holdings.
        The U.S. Large Cap Value Series................................  19
        The DFA International Value Series.............................  22
      Statements of Assets and Liabilities.............................  26
      Statements of Operations.........................................  27
      Statements of Changes in Net Assets..............................  28
      Financial Highlights.............................................  29
      Notes to Financial Statements....................................  30
   Voting Proxies on Fund Portfolio Securities                           38
   Board Appoval of Investment Advisory Agreements                       39

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

                ADR     American Depositary Receipt
                FHLMC   Federal Home Loan Mortgage Corporation
                FNMA    Federal National Mortgage Association
                P.L.C.  Public Limited Company

Investment Footnotes

+    See Note B to Financial Statements.
++   Securities have generally been fair valued. See Note B to Financial Statements.
**   Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the
     Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
@    Security purchased with cash proceeds from Securities on Loan.
(S)  Affiliated Fund.
##   Par amount of collateral is a part of a pooled collateral facility. Value is indicative of the value allocated to this
     Series as a part of this facility.

Financial Highlights

(A)  Computed using average shares outstanding.
(B)  Annualized
(C)  Non-Annualized
(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master
     Funds.

All Statements, Schedules and Notes to Financial Statements

      --    Amounts designated as -- are either zero or rounded to zero.
      REIT  Real Estate Investment Trust
      RIC   Registered Investment Company
      SEC   Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              Six Months Ended April 30, 2011
    EXPENSE TABLES
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/10  04/30/11    Ratio*   Period*
                                      --------- --------- ---------- --------
   U.S. Large Cap Value Portfolio II
   ---------------------------------
    Actual Fund Return............... $1,000.00 $1,219.85   0.17%     $0.94
    Hypothetical 5% Annual Return.... $1,000.00 $1,023.95   0.17%     $0.85

    DISCLOSURE OF FUND EXPENSES

    CONTINUED
                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/10  04/30/11    Ratio*   Period*
                                       --------- --------- ---------- --------
 DFA International Value Portfolio II
 ------------------------------------
    Actual Fund Return................ $1,000.00 $1,146.38   0.29%     $1.54
    Hypothetical 5% Annual Return..... $1,000.00 $1,023.36   0.29%     $1.45

--------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund.
  The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Master Funds' holdings which reflect the investments by category.

                                      Affiliated Investment Companies
                                      -------------------------------
U.S. Large Cap Value Portfolio II....             100.0%
DFA International Value Portfolio II.             100.0%

                       U.S. LARGE CAP VALUE PORTFOLIO II

                           SCHEDULES OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                 Value+
                                                                 -----

      AFFILIATED INVESTMENT COMPANY -- (100.0%)

      Investment in The U.S. Large Cap Value Series of
        The DFA Investment Trust Company..................... $135,763,352
                                                              ------------

         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $91,772,623)................................ $135,763,352
                                                              ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO II

                                                                 Value+
                                                                 -----

      AFFILIATED INVESTMENT COMPANY -- (100.0%)

      Investment in The DFA International Value Series of
        The DFA Investment Trust Company..................... $147,483,623
                                                              ------------

         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $100,054,179)............................... $147,483,623
                                                              ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                  U.S. Large Cap   DFA International
                                                                                Value Portfolio II Value Portfolio II
                                                                                ------------------ ------------------
ASSETS:
Investments in Affiliated Investment Companies at Value........................    $    135,763       $    147,484
Receivables:
 Affiliated Investment Companies Sold..........................................              47                143
 Fund Shares Sold..............................................................              17                 --
Prepaid Expenses and Other Assets..............................................              17                 17
                                                                                   ------------       ------------
   Total Assets................................................................         135,844            147,644
                                                                                   ------------       ------------
LIABILITIES:
Payables:
 Fund Shares Redeemed..........................................................              64                143
 Due to Advisor................................................................               1                  1
Accrued Expenses and Other Liabilities.........................................               9                 12
                                                                                   ------------       ------------
   Total Liabilities...........................................................              74                156
                                                                                   ------------       ------------
NET ASSETS                                                                         $    135,770       $    147,488
                                                                                   ============       ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)........................................      12,695,257         20,781,230
                                                                                   ============       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           $      10.69       $       7.10
                                                                                   ============       ============
Investment in Affiliated Investment Companies at Cost..........................    $     91,772       $    100,055
                                                                                   ------------       ------------
NET ASSETS CONSIST OF:
Paid-In Capital................................................................    $    130,341       $     96,117
Undistributed Net Investment Income (Distributions in Excess of Net Investment
  Income)                                                                                   241              1,165
Accumulated Net Realized Gain (Loss)...........................................         (38,803)             2,753
Net Unrealized Foreign Exchange Gain (Loss)....................................              --                 24
Net Unrealized Appreciation (Depreciation).....................................          43,991             47,429
                                                                                   ------------       ------------
NET ASSETS                                                                         $    135,770       $    147,488
                                                                                   ============       ============
(1) NUMBER OF SHARES AUTHORIZED................................................     300,000,000        300,000,000
                                                                                   ============       ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)

                            (Amounts in thousands)

                                                                           U.S. Large Cap   DFA International
                                                                         Value Portfolio II Value Portfolio II
                                                                         ------------------ ------------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $0 and $166, respectively).      $ 1,071            $ 2,135
 Income from Securities Lending.........................................           39                109
 Expenses Allocated from Affiliated Investment Companies................          (72)              (163)
                                                                              -------            -------
     Total Investment Income............................................        1,038              2,081
                                                                              -------            -------
Expenses
 Administrative Services Fees...........................................            6                  7
 Accounting & Transfer Agent Fees.......................................            7                  7
 Filing Fees............................................................            9                  9
 Shareholders' Reports..................................................            9                 11
 Directors'/Trustees' Fees & Expenses...................................            1                  1
 Audit Fees.............................................................            1                  1
 Legal Fees.............................................................            1                  1
 Other..................................................................            2                  2
                                                                              -------            -------
     Total Expenses.....................................................           36                 39
                                                                              -------            -------
 Net Investment Income (Loss)                                                   1,002              2,042
                                                                              -------            -------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...........................................
   Investment Securities Sold...........................................        3,699              2,740
   Futures..............................................................         (162)                --
   Foreign Currency Transactions........................................           --                 24
 Change in Unrealized Appreciation (Depreciation) of:...................
   Investment Securities and Foreign Currency...........................       20,284             14,400
   Translation of Foreign Currency Denominated Amounts..................           --                  5
                                                                              -------            -------
 Net Realized and Unrealized Gain (Loss)                                       23,821             17,169
                                                                              -------            -------
Net Increase (Decrease) in Net Assets Resulting from Operations               $24,823            $19,211
                                                                              =======            =======

--------
Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                                 U.S. Large Cap Value    DFA International Value
                                                                                     Portfolio II            Portfolio II
                                                                                 --------------------    ----------------------
                                                                                 Six Months    Year      Six Months     Year
                                                                                    Ended     Ended         Ended      Ended
                                                                                  April 30,  Oct. 31,     April 30,   Oct. 31,
                                                                                    2011       2010         2011        2010
                                                                                 ----------- --------    -----------  --------
                                                                                 (Unaudited)             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..................................................  $  1,002   $  2,150     $  2,042    $  3,430
  Net Realized Gain (Loss) on:..................................................
   Investment Securities Sold...................................................     3,699      8,367        2,740       7,616
   Futures......................................................................      (162)        --           --          --
   Foreign Currency Transactions................................................        --         --           24         (10)
  Change in Unrealized Appreciation.............................................
   (Depreciation) of:...........................................................
   Investment Securities........................................................    20,284      8,471       14,400       2,315
   Translation of Foreign Currency Denominated Amounts..........................        --         --            5          14
                                                                                  --------   --------     --------    --------
     Net Increase (Decrease) in Net Assets Resulting from Operations............    24,823     18,988       19,211      13,365
                                                                                  --------   --------     --------    --------
Distributions From:
  Net Investment Income.........................................................    (1,079)    (2,080)      (1,306)     (3,455)
  Net Short-Term Gains..........................................................        --         --         (450)     (1,217)
  Net Long-Term Gains...........................................................        --         --       (7,160)         --
                                                                                  --------   --------     --------    --------
     Total Distributions........................................................    (1,079)    (2,080)      (8,916)     (4,672)
                                                                                  --------   --------     --------    --------
Capital Share Transactions (1):
  Shares Issued.................................................................     8,171     15,564        6,373      13,776
  Shares Issued in Lieu of Cash Distributions...................................     1,079      2,080        8,916       4,672
  Shares Redeemed...............................................................    (9,825)   (22,857)     (14,161)    (34,974)
                                                                                  --------   --------     --------    --------
     Net Increase (Decrease) from Capital Share Transactions....................      (575)    (5,213)       1,128     (16,526)
                                                                                  --------   --------     --------    --------
     Total Increase (Decrease) in Net Assets....................................    23,169     11,695       11,423      (7,833)
Net Assets
  Beginning of Period...........................................................   112,601    100,906      136,065     143,898
                                                                                  --------   --------     --------    --------
  End of Period.................................................................  $135,770   $112,601     $147,488    $136,065
                                                                                  ========   ========     ========    ========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................................       832      1,826          950       2,199
  Shares Issued in Lieu of Cash Distributions...................................       112        256        1,407         801
  Shares Redeemed...............................................................      (985)    (2,763)      (2,123)     (5,738)
                                                                                  --------   --------     --------    --------
     Net Increase (Decrease) from Shares Issued and Redeemed....................       (41)      (681)         234      (2,738)
                                                                                  ========   ========     ========    ========
Undistributed Net Investment Income (Distributions in Excess of Net Investment
  Income)                                                                         $    241   $    318     $  1,165    $    429

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                                 U.S. Large Cap Value Portfolio II
-                                     --------------------------------------------------------------------------------------

                                      Six Months       Year        Year        Period          Year        Year       Year
                                         Ended        Ended       Ended      Dec.1, 2007      Ended       Ended      Ended
                                       April 30,     Oct. 31,    Oct. 31,        to          Nov. 30,    Nov. 30,   Nov. 30,
-                                        2011          2010        2009     Oct. 31, 2008      2007        2006       2005
--------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period..............................  $   8.84     $   7.52    $  13.48       $ 22.87      $  23.80    $  20.53    $  18.13
                                       --------     --------    --------       -------      --------    --------    --------
Income from Investment Operations....
 Net Investment Income (Loss)........      0.08(A)      0.16(A)     0.15(A)       0.27(A)       0.33(A)     0.38(A)     0.30
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........      1.85         1.32        0.03         (8.10)        (0.39)       3.29        2.32
                                       --------     --------    --------       -------      --------    --------    --------
   Total from Investment Operations..      1.93         1.48        0.18         (7.83)        (0.06)       3.67        2.62
--------------------------------------------------------------------------------------------------------------------------
Less Distributions...................
 Net Investment Income...............     (0.08)       (0.16)      (0.25)        (0.37)        (0.34)      (0.35)      (0.22)
 Net Realized Gains..................        --           --       (5.89)        (1.19)        (0.53)      (0.05)         --
                                       --------     --------    --------       -------      --------    --------    --------
   Total Distributions...............     (0.08)       (0.16)      (6.14)        (1.56)        (0.87)      (0.40)      (0.22)
                                       --------     --------    --------       -------      --------    --------    --------
Net Asset Value, End of Period.......  $  10.69     $   8.84    $   7.52       $ 13.48      $  22.87    $  23.80    $  20.53
==========================================================================================================================
Total Return.........................     21.99%(C)    19.87%      11.79%       (36.60)%(C)    (0.34)%     18.16%      14.57%
--------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period
 (thousands).........................  $135,770     $112,601    $100,906       $94,769      $470,014    $492,916    $345,171
Ratio of Expenses to Average Net
 Assets (D)..........................      0.17%(B)     0.18%       0.23%         0.16%(B)      0.14%       0.16%       0.18%
Ratio of Net Investment Income to
 Average Net Assets..................      1.60%(B)     1.95%       2.32%         1.44%(B)      1.36%       1.74%       1.60%
--------------------------------------------------------------------------------------------------------------------------

                                                               DFA International Value Portfolio II
-                                     --------------------------------------------------------------------------------------

                                      Six Months       Year        Year        Period          Year        Year       Year
                                         Ended        Ended       Ended      Dec.1, 2007      Ended       Ended      Ended
                                       April 30,     Oct. 31,    Oct. 31,        to          Nov. 30,    Nov. 30,   Nov. 30,
-                                        2011          2010        2009     Oct. 31, 2008      2007        2006       2005
--------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period..............................  $   6.62     $   6.18    $  11.58      $  23.73      $  21.13    $  16.50    $  14.69
                                       --------     --------    --------      --------      --------    --------    --------
Income from Investment Operations....
 Net Investment Income (Loss)........      0.10(A)      0.15(A)     0.17(A)       0.54(A)       0.70(A)     0.65(A)     0.48
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........      0.81         0.50        1.23        (11.35)         2.88        5.01        1.76
                                       --------     --------    --------      --------      --------    --------    --------
   Total from Investment Operations..      0.91         0.65        1.40        (10.81)         3.58        5.66        2.24
--------------------------------------------------------------------------------------------------------------------------
Less Distributions...................
 Net Investment Income...............     (0.06)       (0.16)      (0.21)        (0.84)        (0.64)      (0.64)      (0.41)
 Net Realized Gains..................     (0.37)       (0.05)      (6.59)        (0.50)        (0.34)      (0.39)      (0.02)
                                       --------     --------    --------      --------      --------    --------    --------
   Total Distributions...............     (0.43)       (0.21)      (6.80)        (1.34)        (0.98)      (1.03)      (0.43)
                                       --------     --------    --------      --------      --------    --------    --------
Net Asset Value, End of Period.......  $   7.10     $   6.62    $   6.18      $  11.58      $  23.73    $  21.13    $  16.50
==========================================================================================================================
Total Return.........................     14.64%(C)    11.03%      35.34%       (47.93)%(C)    17.29%      35.74%      15.50%
--------------------------------------------------------------------------------------------------------------------------

Net Assets, End of Period
 (thousands).........................  $147,488     $136,065    $143,898      $113,216      $762,763    $621,214    $340,467
Ratio of Expenses to Average Net
 Assets (D)..........................      0.29%(B)     0.29%       0.33%         0.26%(B)      0.25%       0.27%       0.31%
Ratio of Net Investment Income to
 Average Net Assets..................      2.91%(B)     2.49%       3.10%         2.84%(B)      3.02%       3.41%       3.06%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II (the "Portfolios") are presented in this report.

   U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II primarily invest their assets in The U.S. Large Cap Value Series and The DFA International Value Series (the "Series"), respectively, each a corresponding series of The DFA Investment Trust Company. At April 30, 2011, U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II owned 1% and 2% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolios will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates,prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolios' investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2011, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolios.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the

Fund to the CCO were $16 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                   U.S. Large Cap Value Portfolio II.... $3
                   DFA International Value Portfolio II.  4

E. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010 were classified to the following accounts. The reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                               Increase       Increase
                                              (Decrease)     (Decrease)
                                            Undistributed   Accumulated
                                            Net Investment  Net Realized
                                                Income     Gains (Losses)
                                            -------------- --------------
      U.S. Large Cap Value Portfolio II....        --            --
      DFA International Value Portfolio II.      $(10)          $10

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2009 and the year ended October 31, 2010, were as follows (amounts in thousands):

                                         Net Investment
                                           Income and
                                           Short-Term     Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- -------
   U.S. Large Cap Value Portfolio II
   2009.................................     $2,299        $40,896    $43,195
   2010.................................      2,080             --      2,080
   DFA International Value Portfolio II
   2009.................................      3,552         63,584     67,136
   2010.................................      4,672             --      4,672

   At October 31, 2010, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                      Undistributed                               Total Net
                                      Net Investment                            Distributable
                                        Income and   Undistributed   Capital      Earnings/
                                        Short-Term     Long-Term       Loss     (Accumulated
                                      Capital Gains  Capital Gains Carryforward     Loss)
                                      -------------- ------------- ------------ -------------
U.S. Large Cap Value Portfolio II....      $322             --       $(42,340)    $(42,018)
DFA International Value Portfolio II.       876         $7,158             --        8,034

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the U.S. Large Cap Value Portfolio II had capital loss carryforwards of $42,340 (in thousands) available to offset future realized capital gains through October 31, 2017. As of October 31, 2010, the DFA International Value Portfolio II had no capital loss carryforwards available to offset future realized capital gains. During the year ended October 31, 2010, U.S. Large Cap Value Portfolio II utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of $8,367 (in thousands).

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                Net
                                                                             Unrealized
                                      Federal   Unrealized    Unrealized    Appreciation
                                      Tax Cost Appreciation (Depreciation) (Depreciation)
                                      -------- ------------ -------------- --------------
U.S. Large Cap Value Portfolio II.... $ 91,773   $44,999       $(1,008)       $43,991
DFA International Value Portfolio II.  100,058    51,545        (4,119)        47,426

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be in a tax return. Management has analyzed the Portfolios' tax position and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

F. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2011.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

I. Other:

   At April 30, 2011, two shareholders held 100% of the outstanding shares of the Portfolios.

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The U.S. Large Cap Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               Six Months Ended April 30, 2011
    EXPENSE TABLES

                                     Beginning  Ending                Expenses
                                      Account  Account     Annualized   Paid
                                       Value    Value       Expense    During
                                     11/01/10  04/30/11      Ratio*   Period*
                                     --------- ---------   ---------- --------
    The U.S. Large Cap Value Series
    -------------------------------
    Actual Fund Return.............. $1,000.00 $1,220.56      0.12%    $0.66
    Hypothetical 5% Annual Return... $1,000.00 $1,024.20      0.12%    $0.60

  DISCLOSURE OF FUND EXPENSES
  CONTINUED
                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/10  04/30/11    Ratio*   Period*
                                      --------- --------- ---------- --------
  The DFA International Value Series
  ----------------------------------
    Actual Fund Return............... $1,000.00 $1,146.18    0.23%    $1.22
    Hypothetical 5% Annual Return.... $1,000.00 $1,023.65    0.23%    $1.15

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31.The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                    The U.S. Large Cap Value Series
                      Consumer Discretionary........  16.3%
                      Consumer Staples..............   7.7%
                      Energy........................  17.5%
                      Financials....................  21.3%
                      Health Care...................  10.0%
                      Industrials...................  13.3%
                      Information Technology........   3.4%
                      Materials.....................   3.0%
                      Telecommunication Services....   6.3%
                      Utilities.....................   1.2%
                                                     ------
                                                     100.0%

                       The DFA International Value Series
                       Consumer Discretionary.....  15.4%
                       Consumer Staples...........   5.7%
                       Energy.....................  11.5%
                       Financials.................  30.3%
                       Health Care................   1.5%
                       Industrials................   9.6%
                       Information Technology.....   2.8%
                       Materials..................  12.7%
                       Other......................     --
                       Telecommunication Services.   7.1%
                       Utilities..................   3.4%
                                                   ------
                                                   100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                           Percentage
                                                Shares         Value+ of Net Assets**
                                                ------         -----  ---------------

COMMON STOCKS -- (95.1%)...................
Consumer Discretionary -- (15.5%)..........
  Carnival Corp............................  2,260,335 $   86,050,953       0.8%
  CBS Corp. Class B........................  3,870,469     97,613,228       0.9%
  Comcast Corp. Class A.................... 11,535,742    302,697,870       2.9%
  Comcast Corp. Special Class A............  3,843,964     94,369,316       0.9%
  *Liberty Media Corp. Interactive Class A.  3,585,265     62,670,432       0.6%
  #News Corp. Class A......................  9,024,175    160,810,799       1.6%
  #News Corp. Class B......................  3,247,295     61,373,876       0.6%
  #Time Warner Cable, Inc..................  2,004,056    156,576,895       1.5%
  #Time Warner, Inc........................  6,251,359    236,676,452       2.3%
  Other Securities.........................               435,275,174       4.2%
                                                       --------------      -----
Total Consumer Discretionary...............             1,694,114,995      16.3%
                                                       --------------      -----

Consumer Staples -- (7.3%).................
  Archer-Daniels-Midland Co................  2,981,045    110,358,286       1.0%
  CVS Caremark Corp........................  6,816,437    247,027,677       2.4%
  Kraft Foods, Inc. Class A................  6,193,330    207,972,021       2.0%
  Other Securities.........................               235,468,214       2.3%
                                                       --------------      -----
Total Consumer Staples.....................               800,826,198       7.7%
                                                       --------------      -----

Energy -- (16.6%)..........................
  Anadarko Petroleum Corp..................  2,773,608    218,948,616       2.1%
  Chesapeake Energy Corp...................  3,174,634    106,889,927       1.0%
  #Chevron Corp............................    639,240     69,958,426       0.7%
  ConocoPhillips...........................  5,825,280    459,789,350       4.4%
  Hess Corp................................  1,453,921    124,979,049       1.2%
  Marathon Oil Corp........................  3,514,978    189,949,411       1.8%
  National-Oilwell, Inc....................  1,945,893    149,230,534       1.4%
  #Pioneer Natural Resources Co............    577,949     59,083,726       0.6%
  #Valero Energy Corp......................  2,742,854     77,622,768       0.7%
  Other Securities.........................               359,665,592       3.5%
                                                       --------------      -----
Total Energy...............................             1,816,117,399      17.4%
                                                       --------------      -----

Financials -- (20.3%)......................
  Bank of America Corp..................... 21,876,033    268,637,685       2.6%
  Capital One Financial Corp...............  2,343,277    128,247,550       1.2%
  *Citigroup, Inc.......................... 78,417,143    359,934,686       3.5%
  CME Group, Inc...........................    314,577     93,042,439       0.9%
  Hartford Financial Services Group, Inc...  2,160,202     62,581,052       0.6%
  Loews Corp...............................  2,466,987    109,188,845       1.0%
  MetLife, Inc.............................  4,607,955    215,606,214       2.1%
  Morgan Stanley...........................  3,042,449     79,560,041       0.8%
  #Prudential Financial, Inc...............  2,197,605    139,372,109       1.3%
  #SunTrust Banks, Inc.....................  2,563,152     72,255,255       0.7%
  Other Securities.........................               685,712,027       6.6%
                                                       --------------      -----
Total Financials...........................             2,214,137,903      21.3%
                                                       --------------      -----

Health Care -- (9.5%)......................
  Aetna, Inc...............................  1,938,699     80,223,365       0.8%
  *Humana, Inc.............................    712,843     54,261,609       0.5%
  Pfizer, Inc.............................. 14,482,035    303,543,454       2.9%
  *Thermo Fisher Scientific, Inc...........  1,994,284    119,637,097       1.1%
  UnitedHealth Group, Inc..................  2,296,880    113,075,402       1.1%
  WellPoint, Inc...........................  2,580,122    198,127,568       1.9%
  Other Securities.........................               172,306,807       1.7%
                                                       --------------      -----
Total Health Care..........................             1,041,175,302      10.0%
                                                       --------------      -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                      Percentage
                                                        Shares            Value+ of Net Assets**
                                                        ------            -----  ---------------

Industrials -- (12.6%)............................
 CSX Corp.........................................   2,287,204 $     179,980,083       1.7%
 General Electric Co..............................  15,225,603       311,363,581       3.0%
 Norfolk Southern Corp............................   2,186,220       163,266,910       1.6%
  #Northrop Grumman Corp..........................   1,926,678       122,555,988       1.2%
 Tyco International, Ltd..........................   1,149,868        56,044,566       0.5%
 Union Pacific Corp...............................   2,594,778       268,481,680       2.6%
 Other Securities.................................                   277,885,139       2.7%
                                                               -----------------     ------
Total Industrials.................................                 1,379,577,947      13.3%
                                                               -----------------     ------

Information Technology -- (3.2%) Other Securities.                   350,589,780       3.4%
                                                               -----------------     ------

Materials -- (2.9%)...............................
  #Alcoa, Inc.....................................   5,357,434        91,076,378       0.8%
 International Paper Co...........................   2,299,481        71,007,973       0.7%
 Other Securities.................................                   155,591,864       1.5%
                                                               -----------------     ------
Total Materials...................................                   317,676,215       3.0%
                                                               -----------------     ------

Telecommunication Services -- (6.0%)..............
 AT&T, Inc........................................  12,865,019       400,359,391       3.8%
  #CenturyLink, Inc...............................   1,452,902        59,249,344       0.6%
  #*Sprint Nextel Corp............................  13,961,200        72,319,016       0.7%
  #Verizon Communications, Inc....................   1,599,525        60,430,054       0.6%
 Other Securities.................................                    58,771,008       0.5%
                                                               -----------------     ------
Total Telecommunication Services..................                   651,128,813       6.2%
                                                               -----------------     ------

Utilities -- (1.2%)...............................
 Public Service Enterprise Group, Inc.............   1,751,371        56,341,605       0.5%
 Other Securities.................................                    67,245,478       0.7%
                                                               -----------------     ------
Total Utilities...................................                   123,587,083       1.2%
                                                               -----------------     ------
TOTAL COMMON STOCKS...............................                10,388,931,635      99.8%
                                                               -----------------     ------

TEMPORARY CASH INVESTMENTS -- (0.1%)..............
 BlackRock Liquidity Funds Tempcash Portfolio -
   Institutional Shares...........................  10,178,864        10,178,864       0.1%
                                                               -----------------     ------

                                                       Shares/
                                                          Face
                                                        Amount
                                                        ------
                                                         (000)
SECURITIES LENDING COLLATERAL -- (4.8%)...........
(S)@DFA Short Term Investment Fund................ 523,266,285       523,266,285       5.1%
 @Repurchase Agreement, UBS Securities LLC 0.06%,
   05/02/11 (Collateralized by 1,544,114 FNMA
   3.50%, 02/01/26, valued at $1,552,540) to be
   repurchased at $1,507,328......................      $1,507         1,507,320       0.0%
                                                               -----------------     ------
TOTAL SECURITIES LENDING COLLATERAL...............                   524,773,605       5.1%
                                                               -----------------     ------
TOTAL INVESTMENTS -- (100.0%) (Cost
 $7,580,486,809)..................................              $ 10,923,884,104     105.0%
                                                               =================     ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks.................
  Consumer Discretionary...... $ 1,694,114,995           --   --    $ 1,694,114,995
  Consumer Staples............     800,826,198           --   --        800,826,198
  Energy......................   1,816,117,399           --   --      1,816,117,399
  Financials..................   2,214,137,903           --   --      2,214,137,903
  Health Care.................   1,041,175,302           --   --      1,041,175,302
  Industrials.................   1,379,577,947           --   --      1,379,577,947
  Information Technology......     350,589,780           --   --        350,589,780
  Materials...................     317,676,215           --   --        317,676,215
  Telecommunication Services..     651,128,813           --   --        651,128,813
  Utilities...................     123,587,083           --   --        123,587,083
Temporary Cash Investments....      10,178,864           --   --         10,178,864
Securities Lending Collateral.              -- $524,773,605   --        524,773,605
                               --------------- ------------   --    ---------------
TOTAL......................... $10,399,110,499 $524,773,605   --    $10,923,884,104
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                             Percentage
                                                    Shares      Value++ of Net Assets**
                                                 --------- ------------ ---------------
COMMON STOCKS -- (83.0%)
AUSTRALIA -- (4.8%)
  #Australia & New Zealand Banking Group, Ltd.   1,696,439 $ 45,188,322       0.6%
  #National Australia Bank, Ltd.                 1,901,632   56,616,627       0.7%
  Wesfarmers, Ltd.                               2,539,298   93,023,189       1.1%
  Other Securities                                          274,559,990       3.4%
                                                           ------------      -----
TOTAL AUSTRALIA                                             469,388,128       5.8%
                                                           ------------      -----

AUSTRIA -- (0.3%)
  Other Securities                                           33,729,173       0.4%
                                                           ------------      -----

BELGIUM -- (0.8%)
  Other Securities                                           81,832,923       1.0%
                                                           ------------      -----

CANADA -- (10.2%)
  #Encana Corp.                                  2,051,015   68,912,717       0.9%
  #Manulife Financial Corp.                      3,219,919   57,820,033       0.7%
  #Nexen, Inc.                                   1,719,282   45,482,882       0.6%
  #Sun Life Financial, Inc.                      1,494,503   48,919,049       0.6%
  Suncor Energy, Inc.                            2,545,871  117,344,432       1.4%
  Talisman Energy, Inc.                          2,162,345   52,221,723       0.6%
  Teck Resources, Ltd. Class B                   1,303,030   70,828,973       0.9%
  #Thomson Reuters Corp.                         1,832,184   74,282,702       0.9%
  #TransCanada Corp.                             1,941,948   83,556,205       1.0%
  Other Securities                                          368,196,722       4.5%
                                                           ------------      -----
TOTAL CANADA                                                987,565,438      12.1%
                                                           ------------      -----

DENMARK -- (1.3%)
  Other Securities                                          125,784,300       1.5%
                                                           ------------      -----

FINLAND -- (0.7%)
  Other Securities                                           72,344,385       0.9%
                                                           ------------      -----

FRANCE -- (8.3%)
  #AXA SA                                        3,678,548   82,466,032       1.0%
  BNP Paribas SA                                   607,569   48,031,142       0.6%
  Cie de Saint-Gobain SA                           875,747   60,426,286       0.8%
  Credit Agricole SA                             2,709,992   45,077,952       0.6%
  #GDF Suez SA                                   2,720,289  111,230,825       1.4%
  Societe Generale Paris SA                      1,255,581   83,907,846       1.0%
  #Vivendi SA                                    3,447,034  108,081,627       1.3%
  Other Securities                                          270,063,507       3.3%
                                                           ------------      -----
TOTAL FRANCE                                                809,285,217      10.0%
                                                           ------------      -----

GERMANY -- (8.1%)
  #Allianz SE                                      439,353   69,027,351       0.8%
  #Allianz SE Sponsored ADR                      2,834,240   44,639,280       0.6%
  Bayerische Motoren Werke AG                      915,762   86,217,868       1.1%
  *Daimler AG                                    2,088,586  161,419,483       2.0%
  Deutsche Bank AG                                 965,050   62,853,121       0.8%
  Deutsche Telekom AG                            2,852,483   47,140,915       0.6%
  #Deutsche Telekom AG Sponsored ADR             3,099,741   51,455,701       0.6%
  #E.ON AG                                       1,598,720   54,642,935       0.7%
  #Munchener Rueckversicherungs-Gesellschaft AG    412,644   68,067,628       0.8%
  Other Securities                                          139,601,150       1.7%
                                                           ------------      -----
TOTAL GERMANY                                               785,065,432       9.7%
                                                           ------------      -----

GREECE -- (0.1%)
  Other Securities                                           10,014,324       0.1%
                                                           ------------      -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                     Percentage
                                             Shares        Value++ of Net Assets**
                                             ------        -----   ---------------

HONG KONG -- (1.4%).....................
   Hutchison Whampoa, Ltd...............  5,618,000 $   64,322,781       0.8%
   Other Securities.....................                73,073,228       0.9%
                                                    --------------      -----
TOTAL HONG KONG.........................               137,396,009       1.7%
                                                    --------------      -----

IRELAND -- (0.1%).......................
   Other Securities.....................                11,433,581       0.1%
                                                    --------------      -----

ISRAEL -- (0.4%)........................
   Other Securities.....................                36,826,376       0.4%
                                                    --------------      -----

ITALY -- (1.5%).........................
   Other Securities.....................               142,505,906       1.7%
                                                    --------------      -----

JAPAN -- (16.1%)........................
   Mitsubishi Heavy Industries, Ltd.....  9,007,000     43,038,599       0.5%
  #Mitsubishi UFJ Financial Group, Inc.. 13,207,406     63,390,116       0.8%
   Nissan Motor Co., Ltd................  4,831,600     46,487,303       0.6%
  #Sony Corp. Sponsored ADR.............  1,801,665     51,005,136       0.6%
  #Sumitomo Corp........................  3,241,900     44,721,492       0.5%
  #Toyota Motor Corp. Sponsored ADR.....    551,545     43,947,106       0.5%
   Other Securities.....................             1,272,689,380      15.7%
                                                    --------------      -----
TOTAL JAPAN.............................             1,565,279,132      19.2%
                                                    --------------      -----

MALAYSIA -- (0.0%)......................
   Other Securities.....................                        --       0.0%
                                                    --------------      -----

NETHERLANDS -- (3.2%)...................
   ArcelorMittal NV.....................  2,446,831     90,424,916       1.1%
  *ING Groep NV.........................  3,849,884     50,719,361       0.6%
  *Koninklijke Philips Electronics NV...  1,939,039     57,430,601       0.7%
   Other Securities.....................               109,870,597       1.4%
                                                    --------------      -----
TOTAL NETHERLANDS.......................               308,445,475       3.8%
                                                    --------------      -----

NEW ZEALAND -- (0.1%)...................
   Other Securities.....................                 5,336,761       0.1%
                                                    --------------      -----

NORWAY -- (0.9%)........................
   Other Securities.....................                87,106,036       1.1%
                                                    --------------      -----

PORTUGAL -- (0.1%)......................
   Other Securities.....................                 9,833,096       0.1%
                                                    --------------      -----

SINGAPORE -- (1.0%).....................
   Other Securities.....................                94,898,798       1.2%
                                                    --------------      -----

SPAIN -- (2.7%).........................
  #Repsol YPF SA Sponsored ADR..........  1,432,181     51,157,505       0.6%
   Other Securities.....................               207,178,508       2.6%
                                                    --------------      -----
TOTAL SPAIN.............................               258,336,013       3.2%
                                                    --------------      -----

SWEDEN -- (2.1%)........................
   Nordea Bank AB.......................  4,013,687     45,762,056       0.6%
   Other Securities.....................               162,959,751       2.0%
                                                    --------------      -----
TOTAL SWEDEN............................               208,721,807       2.6%
                                                    --------------      -----

SWITZERLAND -- (5.2%)...................
  #Holcim, Ltd. AG......................    886,165     77,213,358       0.9%
   Swiss Reinsurance Co., Ltd. AG.......  1,108,107     66,116,889       0.8%
   Zurich Financial Services AG.........    322,634     90,717,790       1.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                                    Shares        Value++
                                                                                                    ------        -----

SWITZERLAND -- (Continued)
   Other Securities                                                                                          $273,495,501
                                                                                                           --------------
TOTAL SWITZERLAND                                                                                             507,543,538
                                                                                                           --------------

UNITED KINGDOM -- (13.6%)
   Aviva P.L.C.                                                                                  7,396,866     55,357,784
  #Barclays P.L.C. Sponsored ADR                                                                 4,180,831     79,644,831
   Kingfisher P.L.C.                                                                            10,285,817     47,258,773
   Royal Dutch Shell P.L.C. ADR                                                                  3,242,203    254,059,027
   Vodafone Group P.L.C.                                                                        34,976,333    101,109,152
   Vodafone Group P.L.C. Sponsored ADR                                                           8,335,538    242,730,867
   Xstrata P.L.C.                                                                                3,843,909     98,592,431
   Other Securities                                                                                           442,839,701
                                                                                                           --------------
TOTAL UNITED KINGDOM                                                                                        1,321,592,566
                                                                                                           --------------
TOTAL COMMON STOCKS                                                                                         8,070,264,414
                                                                                                           --------------
RIGHTS/WARRANTS -- (0.0%)
PORTUGAL -- (0.0%)
   Other Securities                                                                                               134,266
                                                                                                           --------------

SPAIN -- (0.0%)
   Other Securities                                                                                               257,338
                                                                                                           --------------
TOTAL RIGHTS/WARRANTS                                                                                             391,604
                                                                                                           --------------

                                                                                                      Face
                                                                                                    Amount    Value+
                                                                                                    ------    -----
                                                                                                     (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $8,145,000 FNMA 2.24%, 07/06/15, valued at $8,348,625) to be repurchased at $8,222,130           $8,222      8,222,000
                                                                                                           --------------

                                                                                                   Shares/
                                                                                                      Face
                                                                                                    Amount
                                                                                                    ------
                                                                                                     (000)
SECURITIES LENDING COLLATERAL -- (16.9%)
(S)@DFA Short Term Investment Fund                                                           1,646,576,000  1,646,576,000
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to be repurchased at
   $1,321,755                                                                                       $1,322      1,321,751
                                                                                                           --------------

TOTAL SECURITIES LENDING COLLATERAL                                                                         1,647,897,751
                                                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,369,761,306)                                                                                     $9,726,775,769
                                                                                                           ==============

                                                                                               Percentage
                                                                                             of Net Assets**
                                                                                             ---------------

SWITZERLAND -- (Continued)
   Other Securities                                                                                3.4%
                                                                                                 ------
TOTAL SWITZERLAND                                                                                  6.2%
                                                                                                 ------

UNITED KINGDOM -- (13.6%)
   Aviva P.L.C.                                                                                    0.7%
  #Barclays P.L.C. Sponsored ADR                                                                   1.0%
   Kingfisher P.L.C.                                                                               0.6%
   Royal Dutch Shell P.L.C. ADR                                                                    3.1%
   Vodafone Group P.L.C.                                                                           1.2%
   Vodafone Group P.L.C. Sponsored ADR                                                             3.0%
   Xstrata P.L.C.                                                                                  1.2%
   Other Securities                                                                                5.5%
                                                                                                 ------
TOTAL UNITED KINGDOM                                                                              16.3%
                                                                                                 ------
TOTAL COMMON STOCKS                                                                               99.2%
                                                                                                 ------
RIGHTS/WARRANTS -- (0.0%)
PORTUGAL -- (0.0%)
   Other Securities                                                                                0.0%
                                                                                                 ------

SPAIN -- (0.0%)
   Other Securities                                                                                0.0%
                                                                                                 ------
TOTAL RIGHTS/WARRANTS                                                                              0.0%
                                                                                                 ------





TEMPORARY CASH INVESTMENTS -- (0.1%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $8,145,000 FNMA 2.24%, 07/06/15, valued at $8,348,625) to be repurchased at $8,222,130          0.1%
                                                                                                 ------






SECURITIES LENDING COLLATERAL -- (16.9%)
(S)@DFA Short Term Investment Fund                                                                20.3%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
   $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to be repurchased at
   $1,321,755                                                                                      0.0%
                                                                                                 ------

TOTAL SECURITIES LENDING COLLATERAL                                                               20.3%
                                                                                                 ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,369,761,306)                                                                           119.6%
                                                                                                 ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks.................
  Australia................... $    8,439,298 $  460,948,830   --    $  469,388,128
  Austria.....................             --     33,729,173   --        33,729,173
  Belgium.....................      4,541,994     77,290,929   --        81,832,923
  Canada......................    987,565,438             --   --       987,565,438
  Denmark.....................             --    125,784,300   --       125,784,300
  Finland.....................      2,515,212     69,829,173   --        72,344,385
  France......................     33,906,195    775,379,022   --       809,285,217
  Germany.....................    123,575,824    661,489,608   --       785,065,432
  Greece......................        984,576      9,029,748   --        10,014,324
  Hong Kong...................             --    137,396,009   --       137,396,009
  Ireland.....................      6,174,077      5,259,504   --        11,433,581
  Israel......................      4,108,164     32,718,212   --        36,826,376
  Italy.......................     28,173,735    114,332,171   --       142,505,906
  Japan.......................    134,310,391  1,430,968,741   --     1,565,279,132
  Malaysia....................             --             --   --                --
  Netherlands.................     26,000,266    282,445,209   --       308,445,475
  New Zealand.................             --      5,336,761   --         5,336,761
  Norway......................        533,709     86,572,327   --        87,106,036
  Portugal....................             --      9,833,096   --         9,833,096
  Singapore...................             --     94,898,798   --        94,898,798
  Spain.......................    100,033,060    158,302,953   --       258,336,013
  Sweden......................     14,472,862    194,248,945   --       208,721,807
  Switzerland.................     66,974,850    440,568,688   --       507,543,538
  United Kingdom..............    663,451,513    658,141,053   --     1,321,592,566
Rights/Warrants...............
  Portugal....................        134,266             --   --           134,266
  Spain.......................        257,338             --   --           257,338
Temporary Cash Investments....             --      8,222,000   --         8,222,000
Securities Lending Collateral.             --  1,647,897,751   --     1,647,897,751
                               -------------- --------------   --    --------------
TOTAL......................... $2,206,152,768 $7,520,623,001   --    $9,726,775,769
                               ============== ==============   ==    ==============


                See accompanying Notes to Financial Statements.
                                      25

                       THE DFA INVESTMENT TRUST COMPANY
                     STATEMENTS OF ASSETS AND LIABILITIES
                                APRIL 30, 2011
                                  (Unaudited)
                            (Amounts in thousands)

                                                                                   The U.S.           The DFA
                                                                                Large Cap Value International Value
                                                                                    Series            Series
                                                                                --------------- -------------------
ASSETS:
Investments at Value (including $505,764 and $1,489,149 of securities on loan,
  respectively)................................................................   $10,388,932       $8,070,656
Temporary Cash Investments at Value & Cost.....................................        10,179            8,222
Collateral Received from Securities on Loan at Value & Cost....................         1,507            1,322
Affiliated Collateral Received from Securities on Loan at Value & Cost                523,266        1,646,576
Foreign Currencies at Value....................................................            --           29,913
Cash...........................................................................            --               16
Receivables:
 Investment Securities Sold....................................................        11,012           18,234
 Dividends, Interest and Tax Reclaims..........................................         9,094           35,891
 Securities Lending Income.....................................................           516            3,179
 Fund Shares Sold..............................................................           687            1,237
Unrealized Gain on Foreign Currency Contracts..................................            --               59
Prepaid Expenses and Other Assets..............................................            20               14
                                                                                  -----------       ----------
   Total Assets................................................................    10,945,213        9,815,319
                                                                                  -----------       ----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned..............................................       524,773        1,647,898
 Investment Securities Purchased...............................................        13,594           35,319
 Fund Shares Redeemed..........................................................           362              290
 Due to Advisor................................................................           846            1,304
Unrealized Loss on Foreign Currency Contracts..................................            --               58
Accrued Expenses and Other Liabilities.........................................           375              507
                                                                                  -----------       ----------
   Total Liabilities...........................................................       539,950        1,685,376
                                                                                  -----------       ----------
NET ASSETS.....................................................................   $10,405,263       $8,129,943
                                                                                  ===========       ==========
Investments at Cost............................................................   $ 7,045,535       $5,713,642
                                                                                  -----------       ----------
Foreign Currencies at Cost.....................................................   $        --       $   29,193
                                                                                  -----------       ----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                           STATEMENTS OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 2011
                                  (Unaudited)
                            (Amounts in thousands)

                                                                             The U.S.      The DFA
                                                                            Large Cap   International
                                                                           Value Series Value Series
                                                                           ------------ -------------

Investment Income
 Dividends (Net of Foreign Taxes Withheld of $0 and $8,897, respectively).  $   80,274   $  113,603
 Interest.................................................................          15           16
 Income from Securities Lending...........................................       2,935        5,858
                                                                            ----------   ----------
     Total Investment Income..............................................      83,224      119,477
                                                                            ----------   ----------
Expenses
 Investment Advisory Services Fees........................................       4,740        7,445
 Accounting & Transfer Agent Fees.........................................         449          357
 Custodian Fees...........................................................          47          565
 Shareholders' Reports....................................................          24           19
 Directors'/Trustees' Fees & Expenses.....................................          60           46
 Professional Fees........................................................          91           71
 Other....................................................................          36           69
                                                                            ----------   ----------
     Total Expenses.......................................................       5,447        8,572
                                                                            ----------   ----------
 Net Investment Income (Loss).............................................      77,777      110,905
                                                                            ----------   ----------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:.............................................
   Investment Securities Sold.............................................     284,130      132,766
   Futures................................................................     (12,647)          --
   Foreign Currency Transactions..........................................          --        1,257
 Change in Unrealized Appreciation (Depreciation) of:.....................
   Investmtent Securities and Foreign Currency............................   1,503,303      778,946
   Translation of Foreign Currency Denominated Amounts....................          --          338
                                                                            ----------   ----------
 Net Realized and Unrealized Gain (Loss)..................................   1,774,786      913,307
                                                                            ----------   ----------
Net Increase (Decrease) in Net Assets Resulting from Operations...........  $1,852,563   $1,024,212
                                                                            ==========   ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                            (Amounts in thousands)

                                                                      The U.S.                 The DFA
                                                                  Large Cap Value        International Value
                                                                       Series                  Series
                                                              -----------------------  ----------------------
                                                               Six Months     Year     Six Months     Year
                                                                 Ended       Ended       Ended       Ended
                                                               April 30,    Oct. 31,   April 30,    Oct. 31,
                                                                  2011        2010        2011        2010
                                                              -----------  ----------  ----------  ----------
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income (Loss)................................ $    77,777  $  167,346  $  110,905  $  164,482
 Net Realized Gain (Loss) on:................................
   Investment Securities Sold................................     284,130     638,095     132,766     360,748
   Futures...................................................     (12,647)         --          --          --
   Foreign Currency Transactions.............................          --          --       1,257        (156)
 Change in Unrealized Appreciation (Depreciation) of:........
   Investment Securities and Foreign Currency................   1,503,303     678,724     778,946     182,952
   Translation of Foreign Currency Denominated Amounts.......          --          --         338         537
                                                              -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from
       Operations............................................   1,852,563   1,484,165   1,024,212     708,563
                                                              -----------  ----------  ----------  ----------
Transactions in Interest:
 Contributions...............................................     625,011     512,765     303,154     611,794
 Withdrawals.................................................    (888,711)   (688,930)   (117,056)   (592,688)
                                                              -----------  ----------  ----------  ----------
     Net Increase (Decrease) from Transactions in Interest...    (263,700)   (176,165)    186,098      19,106
                                                              -----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net Assets.................   1,588,863   1,308,000   1,210,310     727,669
Net Assets
 Beginning of Period.........................................   8,816,400   7,508,400   6,919,633   6,191,964
                                                              -----------  ----------  ----------  ----------
 End of Period............................................... $10,405,263  $8,816,400  $8,129,943  $6,919,633
                                                              ===========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                             FINANCIAL HIGHLIGHTS

                                                        The U.S. Large Cap Value Series+
                                           ------------------------------------------------------------
                                                                                           Period
                                             Six Months         Year         Year         Dec. 1,
                                                Ended          Ended        Ended         2007 to
                                              April 30,       Oct. 31,     Oct. 31,       Oct. 31,
                                                2011            2010         2009           2008
-------------------------------------------------------------------------------------------------------
                                             (Unaudited)
Total Return..............................        22.06%(C)       19.96%       11.90%      (36.53)%(C)
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $ 10,405,263     $ 8,816,400  $ 7,508,400  $ 6,739,363
Ratio of Expenses to Average Net
 Assets...................................         0.12%(B)        0.12%        0.13%        0.11%(B)
Ratio of Net Investment Income to Average
 Net Assets...............................         1.66%(B)        2.02%        2.42%        1.97%(B)
Portfolio Turnover Rate...................            7%(C)          28%          29%          19%(C)
-------------------------------------------------------------------------------------------------------

                                                       The DFA International Value Series+
                                           ------------------------------------------------------------
                                                                                           Period
                                             Six Months         Year         Year         Dec. 1,
                                                Ended          Ended        Ended         2007 to
                                              April 30,       Oct. 31,     Oct. 31,       Oct. 31,
                                                2011            2010         2009           2008
-------------------------------------------------------------------------------------------------------
                                             (Unaudited)
Total Return..............................        14.62%(C)       11.13%       35.41%      (47.87)%(C)
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $  8,129,943     $ 6,919,633  $ 6,191,964  $ 4,700,337
Ratio of Expenses to Average Net
 Assets...................................         0.23%(B)        0.24%        0.24%        0.23%(B)
Ratio of Net Investment Income to Average
 Net Assets...............................         3.01%(B)        2.55%        3.22%        4.15%(B)
Portfolio Turnover Rate...................            5%(C)          20%          18%          16%(C)
-------------------------------------------------------------------------------------------------------

                                               The U.S. Large Cap Value Series+
                                           ----------------------------------------

                                                Year          Year         Year
                                               Ended         Ended        Ended
                                              Nov. 30,      Nov. 30,     Nov. 30,
                                                2007          2006         2005
-----------------------------------------------------------------------------------

Total Return..............................        (0.32)%       18.16%       14.66%
-----------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $ 10,159,322   $ 8,866,306  $ 5,831,587
Ratio of Expenses to Average Net
 Assets...................................         0.11%         0.12%        0.14%
Ratio of Net Investment Income to Average
 Net Assets...............................         1.44%         1.68%        1.56%
Portfolio Turnover Rate...................            9%           13%           9%
-----------------------------------------------------------------------------------

                                             The DFA International Value Series+
                                           ----------------------------------------

                                                Year          Year         Year
                                               Ended         Ended        Ended
                                              Nov. 30,      Nov. 30,     Nov. 30,
                                                2007          2006         2005
-----------------------------------------------------------------------------------

Total Return..............................        17.32%        35.73%       15.61%
-----------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $  9,638,721   $ 7,457,252  $ 4,367,698
Ratio of Expenses to Average Net
 Assets...................................         0.23%         0.23%        0.27%
Ratio of Net Investment Income to Average
 Net Assets...............................         3.04%         3.29%        2.71%
Portfolio Turnover Rate...................           16%            8%          10%
-----------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven investment portfolios, of which two (the "Series") are presented in this report.

   Effective December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International

Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2011, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2011, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The U.S. Large Cap Value Series.... $255
                    The DFA International Value Series.  199

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

                                                 Purchases  Sales
                                                 --------- --------
             The U.S. Large Cap Value Series.... $661,050  $848,904
             The DFA International Value Series.  651,422   376,563

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                Net
                                                                             Unrealized
                                     Federal    Unrealized    Unrealized    Appreciation
                                     Tax Cost  Appreciation (Depreciation) (Depreciation)
                                    ---------- ------------ -------------- --------------
The U.S. Large Cap Value Series.... $7,580,502  $3,384,626    $(41,244)      $3,343,382
The DFA International Value Series.  7,369,966   2,452,488     (95,678)       2,356,810

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. Each of the Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2011 (amounts in thousands):

                                    Location on the Statements       Equity
                                             of Operations          Contracts
                                             ------             -   ---------

                                    Net Realized Gain (Loss)
  The U.S. Large Cap Value Series*         on Futures               $(12,647)

   H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Trust, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Trust anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Series under this line of credit during thesix months ended April 30, 2011.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                    ------------- ------------ ------------ -------- ---------------

The U.S. Large Cap Value Series....     0.94%        $8,294         11        $ 2       $15,367
The DFA International Value Series.     0.91%          1607          5         --           4688

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2011 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of April 30, 2011.

I. Securities Lending:

   As of April 30, 2011, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The U.S. Large Cap Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

      At the Board meeting held on December 17, 2010 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreements for each series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. For the DFA International Value Series, Dimensional Fund Advisors Ltd. and DFAAustralia Limited each serve as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "AdvisoryAgreements," and the Advisor and sub-advisors are referred to as the "Advisor.").

      Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

      At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
   (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

      When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and
   (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

      In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes.As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

      When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

      The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

      The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

      After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

                             LOGO   DFA043011-009S

 LOGO

                             SEMI-ANNUAL REPORT

six months ended: April 30, 2011 (Unaudited)

Dimensional Investment Group Inc.

DFA International Value Portfolio III

U.S. Large Cap Value Portfolio III

Tax-Managed U.S. Marketwide Value Portfolio II

 LOGO

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2011

Dear Fellow Shareholder,

We recently celebrated Dimensional's thirtieth anniversary. The firm has developed in ways we never could have predicted. Our success owes a lot to our clients, especially those we've had a long relationship with. We are proud that these relationships have been beneficial for our clients and for Dimensional.

Thirty years of growth has brought many changes. But some things haven't changed, and these have been a key to our success. We have always acted in the best interests of clients and strived to earn and maintain trust by doing what we say we are going to do. We have always worked hard to demonstrate the validity of our ideas. We never try to predict how much money our clients could make, but we have always worked to deliver a good investment experience. We continue to believe strongly in the principles of diversification and discipline. We've been fortunate to find clients sharing that belief and helping us grow into the firm we are now.

Sincerely,

 LOGO

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                                 Page
                                                                 ----
          Letter to Shareholders

          Definitions of Abbreviations and Footnotes............   1

          Dimensional Investment Group Inc.

             Disclosure of Fund Expenses........................   2

             Disclosure of Portfolio Holdings...................   4

             Schedules of Investments
               DFA International Value Portfolio III............   5
               U.S. Large Cap Value Portfolio III...............   5
               Tax-Managed U.S. Marketwide Value Portfolio II...   6

             Statements of Assets and Liabilities...............   7

             Statements of Operations...........................   8

             Statements of Changes in Net Assets................   9

             Financial Highlights...............................  10

             Notes to Financial Statements......................  12

          The DFA Investment Trust Company

             Disclosure of Fund Expenses........................  19

             Disclosure of Portfolio Holdings...................  21

             Summary Schedules of Portfolio Holdings............
               The DFA International Value Series...............  22
               The U.S. Large Cap Value Series..................  26
               The Tax-Managed U.S. Marketwide Value Series.....  29

             Statements of Assets and Liabilities...............  32

             Statements of Operations...........................  33

             Statements of Changes in Net Assets................  34

             Financial Highlights...............................  35

             Notes to Financial Statements......................  36

          Voting Proxies on Fund Portfolio Securities...........  44

          Board Approval of Investment Advisory Agreements......  45

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedule of Portfolio Holdings

Investment Abbreviations
  ADR    American Depositary Receipt
  FNMA   Federal National Mortgage Association
  P.L.C. Public Limited Company

Investment Footnotes
  +      See Note B to Financial Statements.
  ++ Securities have generally been fair valued. See Note B to Financial Statements.
  ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
  *      Non-Income Producing Securities.
  #      Total or Partial Securities on Loan.
  @      Security purchased with cash proceeds from Securities on Loan.
  (r)    The adjustable rate shown is effective as of April 30, 2011.
  (S)    Affiliated Fund.
  ## Par amount of collateral is a part of a pooled collateral facility. Value is indicative of the value allocated to this Series as a part of this facility.

Financial Highlights
  (A)    Computed using average shares outstanding.
  (B)    Annualized
  (C)    Non-Annualized
  (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

All Statements, Schedules and Notes to Financial Statements
  --     Amounts designated as -- are either zero or rounded to zero.
  RIC    Registered Investment Company
  SEC    Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2011

EXPENSE TABLES

                                        Beginning  Ending              Expenses
                                         Account  Account   Annualized   Paid
                                          Value    Value     Expense    During
                                        11/01/10  04/30/11    Ratio*   Period*
                                        --------- --------- ---------- --------
 DFA International Value Portfolio III
 -------------------------------------
    Actual Fund Return................. $1,000.00 $1,145.85    0.25%    $1.33
    Hypothetical 5% Annual Return...... $1,000.00 $1,023.55    0.25%    $1.25

 U.S. Large Cap Value Portfolio III
 ----------------------------------
    Actual Fund Return................. $1,000.00 $1,220.12    0.14%    $0.77
    Hypothetical 5% Annual Return...... $1,000.00 $1,024.10    0.14%    $0.70

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                Beginning  Ending              Expenses
                                                 Account  Account   Annualized   Paid
                                                  Value    Value     Expense    During
                                                11/01/10  04/30/11    Ratio*   Period*
                                                --------- --------- ---------- --------
Tax-Managed U.S. Marketwide Value Portfolio II
----------------------------------------------
        Actual Fund Return..................... $1,000.00 $1,223.43    0.23%    $1.27
        Hypothetical 5% Annual Return.......... $1,000.00 $1,023.65    0.23%    $1.15

-------------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Funds' holdings which reflect the investments by category.

                                                Affiliated Investment Companies
                                                -------------------------------
DFA International Value Portfolio III..........              100.0%
U.S. Large Cap Value Portfolio III.............              100.0%
Tax-Managed U.S. Marketwide Value Portfolio II.              100.0%

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                           SCHEDULES OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                 Value+
                                                                 -----
     AFFILIATED INVESTMENT COMPANY -- (100.0%)

     Investment in The DFA International Value Series of
      The DFA Investment Trust Company...................... $1,342,893,042
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $941,087,508)............................... $1,342,893,042
                                                             ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III

                                                                 Value+
                                                                 -----
     AFFILIATED INVESTMENT COMPANY -- (100.0%)

     Investment in The U.S. Large Cap Value Series of
      The DFA Investment Trust Company...................... $2,057,089,607
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $1,392,247,328)............................. $2,057,089,607
                                                             ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                    Value+
                                                                    -----
  AFFILIATED INVESTMENT COMPANY -- (100.0%)

  Investment in The Tax-Managed U.S. Marketwide Value Series of
   The DFA Investment Trust Company............................. $939,556,403
                                                                 ------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $723,179,675)...................................... $939,556,403
                                                                 ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                                                Tax-Managed
                                                                      DFA International    U.S. Large Cap     U.S. Marketwide
                                                                     Value Portfolio III Value Portfolio III Value Portfolio II
                                                                     ------------------- ------------------- ------------------
ASSETS:
Investments in Affiliated Investment Companies at Value.............    $  1,342,893        $  2,057,089        $    939,557
Receivables:
 Affiliated Investment Companies Sold...............................              --                 315                  --
 Fund Shares Sold...................................................             700               1,006                 708
Prepaid Expenses and Other Assets...................................              21                  24                  21
                                                                        ------------        ------------        ------------
   Total Assets.....................................................       1,343,614           2,058,434             940,286
                                                                        ------------        ------------        ------------
LIABILITIES:
Payables:
 Affiliated Investment Companies Purchased..........................             254                  --                 244
 Fund Shares Redeemed...............................................             446               1,321                 464
 Due to Advisor.....................................................              11                  17                  --
Accrued Expenses and Other Liabilities..............................              61                  88                  40
                                                                        ------------        ------------        ------------
   Total Liabilities................................................             772               1,426                 748
                                                                        ------------        ------------        ------------
NET ASSETS..........................................................    $  1,342,842        $  2,057,008        $    939,538
                                                                        ============        ============        ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................      70,996,624         119,523,481          58,320,491
                                                                        ============        ============        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE                                                                 $      18.91        $      17.21        $      16.11
                                                                        ============        ============        ============
Investment in Affiliated Investment Companies at Cost...............    $    941,087        $  1,392,247        $    723,180
                                                                        ------------        ------------        ------------
NET ASSETS CONSIST OF:
Paid-In Capital.....................................................    $    935,775        $  1,637,729        $    741,352
Undistributed Net Investment Income (Distributions in Excess of Net
  Investment Income)................................................          10,472               3,739               1,707
Accumulated Net Realized Gain (Loss)................................          (5,413)           (249,302)            (19,898)
Net Unrealized Foreign Exchange Gain (Loss).........................             202                  --                  --
Net Unrealized Appreciation (Depreciation)..........................         401,806             664,842             216,377
                                                                        ------------        ------------        ------------
NET ASSETS                                                              $  1,342,842        $  2,057,008        $    939,538
                                                                        ============        ============        ============
(1) NUMBER OF SHARES AUTHORIZED.....................................     500,000,000         700,000,000         500,000,000
                                                                        ============        ============        ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)

                            (Amounts in thousands)

                                                                                                            Tax-Managed
                                                                  DFA International    U.S. Large Cap     U.S. Marketwide
                                                                 Value Portfolio III Value Portfolio III Value Portfolio II
                                                                 ------------------- ------------------- ------------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $1,473, $0 and $0,
   respectively)................................................      $ 18,822            $ 16,027            $  7,115
 Interest.......................................................             3                   3                   2
 Income from Securities Lending.................................           970                 586                 214
 Expenses Allocated from Affiliated Investment Companies                (1,423)             (1,087)               (936)
                                                                      --------            --------            --------
     Total Investment Income....................................        18,372              15,529               6,395
                                                                      --------            --------            --------
Expenses
 Administrative Services Fees...................................            62                  95                  --
 Accounting & Transfer Agent Fees...............................            14                  17                  11
 Filing Fees....................................................            16                  17                  15
 Shareholders' Reports..........................................            23                  28                  11
 Directors'/Trustees' Fees & Expenses...........................             8                  12                   5
 Audit Fees.....................................................             2                   2                   2
 Legal Fees.....................................................             9                  14                   6
 Other..........................................................             4                   6                   4
                                                                      --------            --------            --------
     Total Expenses.............................................           138                 191                  54
                                                                      --------            --------            --------
 Net Investment Income (Loss)...................................        18,234              15,338               6,341
                                                                      --------            --------            --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:
   Investment Securities Sold...................................        22,813              56,060              40,352
   Futures......................................................            --              (2,459)                 --
   Foreign Currency Transactions                                           210                  --                  --
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................       128,989             305,028             126,143
   Translation of Foreign Currency Denominated Amounts..........            53                  --                  --
                                                                      --------            --------            --------
 Net Realized and Unrealized Gain (Loss)........................       152,065             358,629             166,495
                                                                      --------            --------            --------
Net Increase (Decrease) in Net Assets Resulting from Operations       $170,299            $373,967            $172,836
                                                                      ========            ========            ========

-------------
Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)


                                                                    DFA International          U.S. Large Cap
                                                                   Value Portfolio III       Value Portfolio III
                                                                 ----------------------    ----------------------
                                                                     Six                       Six
                                                                   Months       Year         Months       Year
                                                                    Ended      Ended          Ended      Ended
                                                                  April 30,   Oct. 31,      April 30,   Oct. 31,
                                                                    2011        2010          2011        2010
                                                                 ----------- ----------    ----------- ----------
                                                                 (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).................................. $   18,234  $   26,683    $   15,338  $   32,363
  Net Realized Gain (Loss) on:
   Investment Securities Sold...................................     22,813      61,288        56,060     124,615
   Futures......................................................         --          --        (2,459)         --
   Foreign Currency Transactions................................        210         (19)           --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................    128,989      28,952       305,028     132,549
   Translation of Foreign Currency Denominated Amounts..........         53         108            --          --
                                                                 ----------  ----------    ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                     170,299     117,012       373,967     289,527
                                                                 ----------  ----------    ----------  ----------
Distributions From:
  Net Investment Income.........................................    (11,438)    (26,333)      (16,385)    (31,280)
                                                                 ----------  ----------    ----------  ----------
    Total Distributions.........................................    (11,438)    (26,333)      (16,385)    (31,280)
                                                                 ----------  ----------    ----------  ----------
Capital Share Transactions (1):
  Shares Issued.................................................     97,969     204,426       158,269     241,150
  Shares Issued in Lieu of Cash Distributions...................     10,094      23,776        14,629      28,592
  Shares Redeemed...............................................    (84,569)   (166,566)     (187,776)   (271,386)
                                                                 ----------  ----------    ----------  ----------
    Net Increase (Decrease) from Capital Share Transactions.....     23,494      61,636       (14,878)     (1,644)
                                                                 ----------  ----------    ----------  ----------
    Total Increase (Decrease) in Net Assets.....................    182,355     152,315       342,704     256,603
Net Assets
  Beginning of Period...........................................  1,160,487   1,008,172     1,714,304   1,457,701
                                                                 ----------  ----------    ----------  ----------
  End of Period................................................. $1,342,842  $1,160,487    $2,057,008  $1,714,304
                                                                 ==========  ==========    ==========  ==========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................      5,579      13,306         9,907      17,992
  Shares Issued in Lieu of Cash Distributions...................        585       1,658           945       2,184
  Shares Redeemed...............................................     (4,805)    (10,770)      (11,830)    (20,121)
                                                                 ----------  ----------    ----------  ----------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...................................................      1,359       4,194          (978)         55
                                                                 ==========  ==========    ==========  ==========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)                                          $   10,472  $    3,676    $    3,739  $    4,786















                                                                      Tax-Managed
                                                                    U.S. Marketwide
                                                                   Value Portfolio II
                                                                 ---------------------
                                                                     Six
                                                                   Months       Year
                                                                    Ended      Ended
                                                                  April 30,   Oct. 31,
                                                                    2011        2010
                                                                 ----------- ---------
                                                                 (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss)..................................  $  6,341   $  10,133
  Net Realized Gain (Loss) on:
   Investment Securities Sold...................................    40,352      29,369
   Futures......................................................        --          --
   Foreign Currency Transactions................................        --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................   126,143      94,248
   Translation of Foreign Currency Denominated Amounts..........        --          --
                                                                  --------   ---------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                    172,836     133,750
                                                                  --------   ---------
Distributions From:
  Net Investment Income.........................................    (6,523)     (9,851)
                                                                  --------   ---------
    Total Distributions.........................................    (6,523)     (9,851)
                                                                  --------   ---------
Capital Share Transactions (1):
  Shares Issued.................................................    54,816      91,345
  Shares Issued in Lieu of Cash Distributions...................     6,513       9,834
  Shares Redeemed...............................................   (61,538)   (123,047)
                                                                  --------   ---------
    Net Increase (Decrease) from Capital Share Transactions.....      (209)    (21,868)
                                                                  --------   ---------
    Total Increase (Decrease) in Net Assets.....................   166,104     102,031
Net Assets
  Beginning of Period...........................................   773,434     671,403
                                                                  --------   ---------
  End of Period.................................................  $939,538   $ 773,434
                                                                  ========   =========
(1) Shares Issued and Redeemed:
  Shares Issued.................................................     3,701       7,362
  Shares Issued in Lieu of Cash Distributions...................       451         815
  Shares Redeemed...............................................    (4,125)     (9,978)
                                                                  --------   ---------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...................................................        27      (1,801)
                                                                  ========   =========
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)                                           $  1,707   $   1,889
















                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                           DFA International Value Portfolio III
                                -------------------------------------------------------------------------------------------
                                     Six                                      Period
                                   Months          Year          Year        Dec. 1,         Year         Year       Year
                                    Ended         Ended         Ended        2007 to        Ended        Ended      Ended
                                  April 30,      Oct. 31,      Oct. 31,      Oct. 31,      Nov. 30,     Nov. 30,   Nov. 30,
                                    2011           2010          2009          2008          2007         2006       2005
----------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Net Asset Value, Beginning of
 Period........................ $    16.66     $    15.41    $    11.74    $  24.03      $    21.46    $  16.89    $  15.03
                                ----------     ----------    ----------    --------      ----------    --------    --------
Income from Investment
 Operations
 Net Investment Income (Loss)..       0.26(A)        0.39(A)       0.40(A)     0.72(A)         0.71(A)     0.64(A)     0.49
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       2.15           1.25          3.66      (11.64)           2.92        5.10        1.80
                                ----------     ----------    ----------    --------      ----------    --------    --------
   Total from Investment
    Operations.................       2.41           1.64          4.06      (10.92)           3.63        5.74        2.29
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income.........      (0.16)         (0.39)        (0.39)      (0.80)          (0.63)      (0.65)      (0.42)
 Net Realized Gains............         --             --            --       (0.57)          (0.43)      (0.52)      (0.01)
                                ----------     ----------    ----------    --------      ----------    --------    --------
   Total Distributions.........      (0.16)         (0.39)        (0.39)      (1.37)          (1.06)      (1.17)      (0.43)
                                ----------     ----------    ----------    --------      ----------    --------    --------
Net Asset Value, End of Period. $    18.91     $    16.66    $    15.41    $  11.74      $    24.03    $  21.46    $  16.89
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Total Return...................      14.59%(C)      11.05%        35.37%     (47.87)%(C)      17.32%      35.67%      15.59%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $1,342,842     $1,160,487    $1,008,172    $726,061      $1,190,286    $999,893    $696,954
Ratio of Expenses to Average
 Net Assets (D)................       0.25%(B)       0.26%         0.28%       0.26%(B)        0.25%       0.26%       0.30%
Ratio of Net Investment
 Income to Average.............
Net Assets.....................       2.98%(B)       2.53%         3.19%       4.03%(B)        3.02%       3.37%       3.08%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                                                           U.S. Large Cap Value Portfolio III
                           -------------------------------------------------------------------------------------------------
                                Six                                       Period
                              Months          Year          Year         Dec. 1,          Year          Year         Year
                               Ended         Ended         Ended         2007 to         Ended         Ended        Ended
                             April 30,      Oct. 31,      Oct. 31,       Oct. 31,       Nov. 30,      Nov. 30,     Nov. 30,
                               2011           2010          2009           2008           2007          2006         2005
-----------------------------------------------------------------------------------------------------------------------------
                           (Unaudited)
Net Asset Value,
 Beginning of Period...... $    14.23     $    12.10    $    11.15    $    18.75      $    19.55    $    16.89    $    14.91
                           ----------     ----------    ----------    ----------      ----------    ----------    ----------
Income from Investment
 Operations
 Net Investment Income
   (Loss).................       0.13(A)        0.27(A)       0.25(A)       0.29(A)         0.28(A)       0.31(A)       0.25
 Net Gains (Losses) on
   Securities (Realized
   and Unrealized)........       2.99           2.12          0.97         (6.76)          (0.33)         2.69          1.91
                           ----------     ----------    ----------    ----------      ----------    ----------    ----------
   Total from Investment
    Operations............       3.12           2.39          1.22         (6.47)          (0.05)         3.00          2.16
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income....      (0.14)         (0.26)        (0.27)        (0.29)          (0.27)        (0.29)        (0.18)
 Net Realized Gains.......         --             --            --         (0.84)          (0.48)        (0.05)           --
                           ----------     ----------    ----------    ----------      ----------    ----------    ----------
   Total Distributions....      (0.14)         (0.26)        (0.27)        (1.13)          (0.75)        (0.34)        (0.18)
                           ----------     ----------    ----------    ----------      ----------    ----------    ----------
Net Asset Value, End of
 Period................... $    17.21     $    14.23    $    12.10    $    11.15      $    18.75    $    19.55    $    16.89
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Total Return..............      22.01%(C)      19.96%        11.88%       (36.55)%(C)      (0.35)%       18.10%        14.62%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
 Period (thousands)....... $2,057,008     $1,714,304    $1,457,701    $1,227,331      $1,731,226    $1,548,504    $1,122,582
Ratio of Expenses to
 Average Net Assets (D)...       0.14%(B)       0.14%         0.16%         0.14%(B)        0.14%         0.14%         0.17%
Ratio of Net Investment
 Income to Average........
Net Assets................       1.64%(B)       2.00%         2.37%         1.98%(B)        1.41%         1.75%         1.60%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.


                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (for a share outstanding throughout each period)

                                                            Tax-Managed U.S. Marketwide Value Portfolio II
                                      ------------------------------------------------------------------------------------------
                                      Six Months       Year        Year        Period           Year          Year        Year
                                         Ended        Ended       Ended     Dec. 1, 2007       Ended         Ended       Ended
                                       April 30,     Oct. 31,    Oct. 31,        to           Nov. 30,      Nov. 30,    Nov. 30,
                                         2011          2010        2009     Oct. 31, 2008       2007          2006        2005
---------------------------------------------------------------------------------------------------------------------------------
                                      (Unaudited)
Net Asset Value, Beginning of
 Period..............................  $  13.27     $  11.17    $  10.20      $  17.41      $    17.57    $    15.17    $  13.20
                                       --------     --------    --------      --------      ----------    ----------    --------
Income from Investment Operations
 Net Investment Income (Loss)........      0.11(A)      0.17(A)     0.21(A)       0.28(A)         0.29(A)       0.26(A)     0.20
 Net Gains (Losses) on Securities
   (Realized and Unrealized).........      2.84         2.10        1.02         (6.42)          (0.16)         2.39        1.94
                                       --------     --------    --------      --------      ----------    ----------    --------
   Total from Investment Operations..      2.95         2.27        1.23         (6.14)           0.13          2.65        2.14
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
 Net Investment Income...............     (0.11)       (0.17)      (0.26)        (0.31)          (0.29)        (0.25)      (0.17)
 Net Realized Gains..................        --           --          --         (0.76)             --            --          --
                                       --------     --------    --------      --------      ----------    ----------    --------
   Total Distributions...............     (0.11)       (0.17)      (0.26)        (1.07)          (0.29)        (0.25)      (0.17)
                                       --------     --------    --------      --------      ----------    ----------    --------
Net Asset Value, End of Period.......  $  16.11     $  13.27    $  11.17      $  10.20      $    17.41    $    17.57    $  15.17
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Return.........................     22.34%(C)    20.47%      12.64%       (37.46)%(C)       0.67%        17.67%      16.36%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).........................  $939,538     $773,434    $671,403      $613,690      $1,110,266    $1,015,376    $721,743
Ratio of Expenses to Average Net
 Assets (D)..........................      0.23%(B)     0.23%       0.26%         0.23%(B)        0.23%         0.24%       0.26%
Ratio of Net Investment Income to
 Average Net Assets..................      1.47%(B)     1.38%       2.16%         2.07%(B)        1.59%         1.61%       1.49%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (the "Portfolios") are presented in this report.

   DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II primarily invests their assets in The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series"), respectively, each a corresponding Series of The DFA Investment Trust Company. At April 30, 2011, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II owned 17%, 20% and 29% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701 -3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701 -3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .  Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolios' investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2011, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets, except for the Tax-Managed U.S. Marketwide Value Portfolio II, which pays no fee.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              DFA International Value Portfolio III.......... $33
              U.S. Large Cap Value Portfolio III.............  49
              Tax-Managed U.S. Marketwide Value Portfolio II.  22

E. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010 were classified to the following accounts. The reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                    Increase       Increase
                                                   (Decrease)     (Decrease)
                                                 Undistributed   Accumulated
                                                 Net Investment  Net Realized
                                                     Income     Gains (Losses)
                                                 -------------- --------------
 DFA International Value Portfolio III..........     $(19)           $19
 U.S. Large Cap Value Portfolio III.............        --            --
 Tax-Managed U.S. Marketwide Value Portfolio II.       (3)             3

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2009 and October 31, 2010 were as follows (amounts in thousands):

                                         Net Investment
                                             Income
                                         and Short-Term   Long-Term
                                         Capital Gains  Capital Gains  Total
                                         -------------- ------------- -------
  DFA International Value Portfolio III
  2009..................................    $25,965          --       $25,965
  2010..................................     26,333          --        26,333
  U.S. Large Cap Value Portfolio III
  2009..................................     31,932          --        31,932
  2010..................................     31,280          --        31,280

                                                Net Investment
                                                    Income
                                                and Short-Term   Long-Term
                                                Capital Gains  Capital Gains  Total
                                                -------------- ------------- -------
Tax-Managed U.S. Marketwide Value Portfolio II
2009...........................................    $13,703          --       $13,703
2010...........................................      9,851          --         9,851

   At October 31, 2010, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                Undistributed
                                                     Net                                   Total Net
                                                 Investment                              Distributable
                                                 Income and   Undistributed   Capital      Earnings
                                                 Short-Term     Long-Term       Loss      Accumulated
                                                Capital Gains Capital Gains Carryforward   (Losses)
                                                ------------- ------------- ------------ -------------
DFA International Value Portfolio III..........    $3,716          --       $  (28,403)   $  (24,687)
U.S. Large Cap Value Portfolio III.............     4,842          --         (302,899)     (298,057)
Tax-Managed U.S. Marketwide Value Portfolio II.     1,891          --          (60,119)      (58,228)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                   Expires on October 31,
                                                   ----------------------
                                                    2016        2017       Total
                                                    -------    --------   --------
   DFA International Value Portfolio III.......... $28,403          --    $ 28,403
   U.S. Large Cap Value Portfolio III.............      --    $302,899     302,899
   Tax-Managed U.S. Marketwide Value Portfolio II.   6,437      53,682      60,119

   During the year ended October 31, 2010, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands).

            DFA International Value Portfolio III.......... $ 61,292
            U.S. Large Cap Value Portfolio III.............  124,619
            Tax-Managed U.S. Marketwide Value Portfolio II.   29,563

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                            Net
                                                                                         Unrealized
                                                 Federal    Unrealized    Unrealized    Appreciation
                                                 Tax Cost  Appreciation (Depreciation) (Depreciation)
                                                ---------- ------------ -------------- --------------
DFA International Value Portfolio III.......... $  941,121   $412,519      $(10,747)      $401,772
U.S. Large Cap Value Portfolio III.............  1,392,250    669,973        (5,134)       664,839
Tax-Managed U.S. Marketwide Value Portfolio II.    724,239    257,732       (42,414)       215,318

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be in a tax return. Management has analyzed the Portfolios' tax position and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701 -3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701 -3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

F. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2011.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

I. Other:

   At April 30, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                Approximate
                                                                 Percentage
                                                   Number of   of Outstanding
                                                  Shareholders     Shares
                                                  ------------ --------------
  DFA International Value Portfolio III..........      3             87%
  U.S. Large Cap Value Portfolio III.............      2             76%
  Tax-Managed U.S. Marketwide Value Portfolio II.      2             92%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits").

The defendants are The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series'and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2011

EXPENSE TABLES

                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/10  04/30/11    Ratio*   Period*
                                      --------- --------- ---------- --------
  The DFA International Value Series
  Actual Fund Return                  $1,000.00 $1,146.18    0.23%    $1.22
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.65    0.23%    $1.15

  The U.S. Large Cap Value Series
  Actual Fund Return                  $1,000.00 $1,220.56    0.12%    $0.66
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.20    0.12%    $0.60

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                              Beginning  Ending              Expenses
                                               Account  Account   Annualized   Paid
                                                Value    Value     Expense    During
                                              11/01/10  04/30/11    Ratio*   Period*
The Tax-Managed U.S. Marketwide Value Series
Actual Fund Return                            $1,000.00 $1,223.49    0.22%    $1.21
Hypothetical 5% Annual Return................ $1,000.00 $1,023.70    0.22%    $1.10

-------------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series         The U.S. Large Cap Value Series         The Tax-Managed U.S. Marketwide Value
   Consumer Discretionary..........  15.4%   Consumer Discretionary          16.3%                Series
   Consumer Staples................   5.7%   Consumer Staples                 7.7%      Consumer Discretionary             18.1%
   Energy..........................  11.5%   Energy                          17.5%      Consumer Staples                    6.9%
   Financials......................  30.3%   Financials                      21.3%      Energy                             16.9%
   Health Care.....................   1.5%   Health Care                     10.0%      Financials                         20.1%
   Industrials.....................   9.6%   Industrials                     13.3%      Health Care                         8.4%
   Information Technology..........   2.8%   Information Technology           3.4%      Industrials                        12.8%
   Materials.......................  12.7%   Materials                        3.0%      Information Technology              6.1%
   Other...........................     --   Telecommunication Services       6.3%      Materials                           3.3%
   Telecommunication Services......   7.1%   Utilities                        1.2%      Other                                 --
                                                                            ------
   Utilities.......................   3.4%                                  100.0%      Telecommunication Services          6.2%
                                    ------
                                    100.0%                                              Utilities                           1.2%
                                                                                                                          ------
                                                                                                                          100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                              Percentage
                                                     Shares      Value++ of Net Assets**
                                                     ------      -----   ---------------
COMMON STOCKS -- (83.0%)
AUSTRALIA -- (4.8%)
  #Australia & New Zealand Banking Group, Ltd     1,696,439 $ 45,188,322       0.6%
  #National Australia Bank, Ltd                   1,901,632   56,616,627       0.7%
   Wesfarmers, Ltd                                2,539,298   93,023,189       1.1%
   Other Securities                                          274,559,990       3.4%
                                                            ------------      -----
TOTAL AUSTRALIA                                              469,388,128       5.8%
                                                            ------------      -----
AUSTRIA -- (0.3%)
   Other Securities                                           33,729,173       0.4%
                                                            ------------      -----
BELGIUM -- (0.8%)
   Other Securities                                           81,832,923       1.0%
                                                            ------------      -----
CANADA -- (10.2%)
  #Encana Corp                                    2,051,015   68,912,717       0.9%
  #Manulife Financial Corp                        3,219,919   57,820,033       0.7%
  #Nexen, Inc                                     1,719,282   45,482,882       0.6%
  #Sun Life Financial, Inc                        1,494,503   48,919,049       0.6%
   Suncor Energy, Inc                             2,545,871  117,344,432       1.4%
   Talisman Energy, Inc                           2,162,345   52,221,723       0.6%
   Teck Resources, Ltd. Class B                   1,303,030   70,828,973       0.9%
  #Thomson Reuters Corp                           1,832,184   74,282,702       0.9%
  #TransCanada Corp                               1,941,948   83,556,205       1.0%
   Other Securities                                          368,196,722       4.5%
                                                            ------------      -----
TOTAL CANADA                                                 987,565,438      12.1%
                                                            ------------      -----
DENMARK -- (1.3%)
   Other Securities                                          125,784,300       1.5%
                                                            ------------      -----
FINLAND -- (0.7%)
   Other Securities                                           72,344,385       0.9%
                                                            ------------      -----
FRANCE -- (8.3%)
  #AXA SA                                         3,678,548   82,466,032       1.0%
   BNP Paribas SA                                   607,569   48,031,142       0.6%
   Cie de Saint-Gobain SA                           875,747   60,426,286       0.8%
   Credit Agricole SA                             2,709,992   45,077,952       0.6%
  #GDF Suez SA.                                   2,720,289  111,230,825       1.4%
   Societe Generale Paris SA                      1,255,581   83,907,846       1.0%
  #Vivendi SA                                     3,447,034  108,081,627       1.3%
   Other Securities                                          270,063,507       3.3%
                                                            ------------      -----
TOTAL FRANCE                                                 809,285,217      10.0%
                                                            ------------      -----
GERMANY -- (8.1%)
  #Allianz SE.                                      439,353   69,027,351       0.8%
  #Allianz SE Sponsored ADR                       2,834,240   44,639,280       0.6%
   Bayerische Motoren Werke AG                      915,762   86,217,868       1.1%
  *Daimler AG                                     2,088,586  161,419,483       2.0%
   Deutsche Bank AG                                 965,050   62,853,121       0.8%
   Deutsche Telekom AG                            2,852,483   47,140,915       0.6%
  #Deutsche Telekom AG Sponsored ADR.             3,099,741   51,455,701       0.6%
  #E.ON AG                                        1,598,720   54,642,935       0.7%
  #Munchener Rueckversicherungs-Gesellschaft AG     412,644   68,067,628       0.8%
   Other Securities                                          139,601,150       1.7%
                                                            ------------      -----
TOTAL GERMANY                                                785,065,432       9.7%
                                                            ------------      -----
GREECE -- (0.1%)
   Other Securities                                           10,014,324       0.1%
                                                            ------------      -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       Percentage
                                            Shares        Value++ of Net Assets**
                                            ------        -----   ---------------
HONG KONG -- (1.4%)
   Hutchison Whampoa, Ltd..............  5,618,000 $   64,322,781       0.8%
   Other Securities....................                73,073,228       0.9%
                                                   --------------      -----
TOTAL HONG KONG........................               137,396,009       1.7%
                                                   --------------      -----
IRELAND -- (0.1%)
   Other Securities....................                11,433,581       0.1%
                                                   --------------      -----
ISRAEL -- (0.4%)
   Other Securities....................                36,826,376       0.4%
                                                   --------------      -----
ITALY -- (1.5%)
   Other Securities....................               142,505,906       1.7%
                                                   --------------      -----
JAPAN -- (16.1%)
   Mitsubishi Heavy Industries, Ltd....  9,007,000     43,038,599       0.5%
  #Mitsubishi UFJ Financial Group, Inc. 13,207,406     63,390,116       0.8%
   Nissan Motor Co., Ltd...............  4,831,600     46,487,303       0.6%
  #Sony Corp. Sponsored ADR............  1,801,665     51,005,136       0.6%
  #Sumitomo Corp.......................  3,241,900     44,721,492       0.5%
  #Toyota Motor Corp. Sponsored ADR....    551,545     43,947,106       0.5%
   Other Securities....................             1,272,689,380      15.7%
                                                   --------------      -----
TOTAL JAPAN............................             1,565,279,132      19.2%
                                                   --------------      -----
MALAYSIA -- (0.0%)
   Other Securities....................                        --       0.0%
                                                   --------------      -----
NETHERLANDS -- (3.2%)
   ArcelorMittal NV....................  2,446,831     90,424,916       1.1%
  *ING Groep NV........................  3,849,884     50,719,361       0.6%
  *Koninklijke Philips Electronics NV..  1,939,039     57,430,601       0.7%
   Other Securities....................               109,870,597       1.4%
                                                   --------------      -----
TOTAL NETHERLANDS......................               308,445,475       3.8%
                                                   --------------      -----
NEW ZEALAND -- (0.1%)
   Other Securities....................                 5,336,761       0.1%
                                                   --------------      -----
NORWAY -- (0.9%)
   Other Securities....................                87,106,036       1.1%
                                                   --------------      -----
PORTUGAL -- (0.1%)
   Other Securities....................                 9,833,096       0.1%
                                                   --------------      -----
SINGAPORE -- (1.0%)
   Other Securities....................                94,898,798       1.2%
                                                   --------------      -----
SPAIN -- (2.7%)
  #Repsol YPF SA Sponsored ADR.........  1,432,181     51,157,505       0.6%
   Other Securities....................               207,178,508       2.6%
                                                   --------------      -----
TOTAL SPAIN............................               258,336,013       3.2%
                                                   --------------      -----
SWEDEN -- (2.1%)
   Nordea Bank AB......................  4,013,687     45,762,056       0.6%
   Other Securities....................               162,959,751       2.0%
                                                   --------------      -----
TOTAL SWEDEN...........................               208,721,807       2.6%
                                                   --------------      -----
SWITZERLAND -- (5.2%)
  #Holcim, Ltd. AG.....................    886,165     77,213,358       0.9%
   Swiss Reinsurance Co., Ltd. AG......  1,108,107     66,116,889       0.8%
   Zurich Financial Services AG........    322,634     90,717,790       1.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                                   Shares        Value++
                                                                                                   ------        -----
SWITZERLAND -- (Continued).................................................................
   Other Securities........................................................................                 $273,495,501
                                                                                                          --------------
TOTAL SWITZERLAND..........................................................................                  507,543,538
                                                                                                          --------------
UNITED KINGDOM -- (13.6%)
   Aviva P.L.C.............................................................................     7,396,866     55,357,784
  #Barclays P.L.C. Sponsored ADR...........................................................     4,180,831     79,644,831
   Kingfisher P.L.C........................................................................    10,285,817     47,258,773
   Royal Dutch Shell P.L.C. ADR............................................................     3,242,203    254,059,027
   Vodafone Group P.L.C....................................................................    34,976,333    101,109,152
   Vodafone Group P.L.C. Sponsored ADR.....................................................     8,335,538    242,730,867
   Xstrata P.L.C...........................................................................     3,843,909     98,592,431
   Other Securities........................................................................                  442,839,701
                                                                                                          --------------
TOTAL UNITED KINGDOM.......................................................................                1,321,592,566
                                                                                                          --------------
TOTAL COMMON STOCKS........................................................................                8,070,264,414
                                                                                                          --------------
RIGHTS/WARRANTS -- (0.0%)
PORTUGAL -- (0.0%)
   Other Securities........................................................................                      134,266
                                                                                                          --------------
SPAIN -- (0.0%)
   Other Securities........................................................................                      257,338
                                                                                                          --------------
TOTAL RIGHTS/WARRANTS......................................................................                      391,604
                                                                                                          --------------

                                                                                                Face
                                                                                               Amount        Value+
                                                                                               ------        -----
                                                                                                (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $8,145,000 FNMA 2.24%, 07/06/15, valued at $8,348,625) to be repurchased at $8,222,130          $8,222      8,222,000
                                                                                                          --------------

                                                                                               Shares/
                                                                                                Face
                                                                                               Amount
                                                                                               ------
                                                                                                (000)
SECURITIES LENDING COLLATERAL -- (16.9%)
(S)@DFA Short Term Investment Fund......................................................... 1,646,576,000  1,646,576,000
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to be repurchased at
 $1,321,755................................................................................        $1,322      1,321,751
                                                                                                          --------------
TOTAL SECURITIES LENDING COLLATERAL                                                                        1,647,897,751
                                                                                                          --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,369,761,306)....................................................................               $9,726,775,769
                                                                                                          ==============

                                                                                                 Percentage
                                                                                            of Net Assets**
                                                                                            ---------------
SWITZERLAND -- (Continued).................................................................
   Other Securities........................................................................       3.4%
                                                                                                ------
TOTAL SWITZERLAND..........................................................................       6.2%
                                                                                                ------
UNITED KINGDOM -- (13.6%)
   Aviva P.L.C.............................................................................       0.7%
  #Barclays P.L.C. Sponsored ADR...........................................................       1.0%
   Kingfisher P.L.C........................................................................       0.6%
   Royal Dutch Shell P.L.C. ADR............................................................       3.1%
   Vodafone Group P.L.C....................................................................       1.2%
   Vodafone Group P.L.C. Sponsored ADR.....................................................       3.0%
   Xstrata P.L.C...........................................................................       1.2%
   Other Securities........................................................................       5.5%
                                                                                                ------
TOTAL UNITED KINGDOM.......................................................................      16.3%
                                                                                                ------
TOTAL COMMON STOCKS........................................................................      99.2%
                                                                                                ------
RIGHTS/WARRANTS -- (0.0%)
PORTUGAL -- (0.0%)
   Other Securities........................................................................       0.0%
                                                                                                ------
SPAIN -- (0.0%)
   Other Securities........................................................................       0.0%
                                                                                                ------
TOTAL RIGHTS/WARRANTS......................................................................       0.0%
                                                                                                ------





TEMPORARY CASH INVESTMENTS -- (0.1%)
   Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized by
   $8,145,000 FNMA 2.24%, 07/06/15, valued at $8,348,625) to be repurchased at $8,222,130         0.1%
                                                                                                ------






SECURITIES LENDING COLLATERAL -- (16.9%)
(S)@DFA Short Term Investment Fund.........................................................      20.3%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11 (Collateralized by
 $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $1,348,186)## to be repurchased at
 $1,321,755................................................................................       0.0%
                                                                                                ------
TOTAL SECURITIES LENDING COLLATERAL                                                              20.3%
                                                                                                ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,369,761,306)....................................................................     119.6%
                                                                                                ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                  Level 1        Level 2     Level 3     Total
                               -------------- -------------- ------- --------------
Common Stocks.................
  Australia................... $    8,439,298 $  460,948,830   --    $  469,388,128
  Austria.....................             --     33,729,173   --        33,729,173
  Belgium.....................      4,541,994     77,290,929   --        81,832,923
  Canada......................    987,565,438             --   --       987,565,438
  Denmark.....................             --    125,784,300   --       125,784,300
  Finland.....................      2,515,212     69,829,173   --        72,344,385
  France......................     33,906,195    775,379,022   --       809,285,217
  Germany.....................    123,575,824    661,489,608   --       785,065,432
  Greece......................        984,576      9,029,748   --        10,014,324
  Hong Kong...................             --    137,396,009   --       137,396,009
  Ireland.....................      6,174,077      5,259,504   --        11,433,581
  Israel......................      4,108,164     32,718,212   --        36,826,376
  Italy.......................     28,173,735    114,332,171   --       142,505,906
  Japan.......................    134,310,391  1,430,968,741   --     1,565,279,132
  Malaysia....................             --             --   --                --
  Netherlands.................     26,000,266    282,445,209   --       308,445,475
  New Zealand.................             --      5,336,761   --         5,336,761
  Norway......................        533,709     86,572,327   --        87,106,036
  Portugal....................             --      9,833,096   --         9,833,096
  Singapore...................             --     94,898,798   --        94,898,798
  Spain.......................    100,033,060    158,302,953   --       258,336,013
  Sweden......................     14,472,862    194,248,945   --       208,721,807
  Switzerland.................     66,974,850    440,568,688   --       507,543,538
  United Kingdom..............    663,451,513    658,141,053   --     1,321,592,566
Rights/Warrants...............
  Portugal....................        134,266             --   --           134,266
  Spain.......................        257,338             --   --           257,338
Temporary Cash Investments....             --      8,222,000   --         8,222,000
Securities Lending Collateral.             --  1,647,897,751   --     1,647,897,751
                               -------------- --------------   --    --------------
TOTAL......................... $2,206,152,768 $7,520,623,001   --    $9,726,775,769
                               ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                           Percentage
                                                Shares         Value+ of Net Assets**
                                                ------         -----  ---------------
COMMON STOCKS -- (95.1%)...................
Consumer Discretionary -- (15.5%)..........
   Carnival Corp...........................  2,260,335 $   86,050,953       0.8%
   CBS Corp. Class B.......................  3,870,469     97,613,228       0.9%
   Comcast Corp. Class A................... 11,535,742    302,697,870       2.9%
   Comcast Corp. Special Class A...........  3,843,964     94,369,316       0.9%
  *Liberty Media Corp. Interactive Class A.  3,585,265     62,670,432       0.6%
  #News Corp. Class A......................  9,024,175    160,810,799       1.6%
  #News Corp. Class B......................  3,247,295     61,373,876       0.6%
  #Time Warner Cable, Inc..................  2,004,056    156,576,895       1.5%
  #Time Warner, Inc........................  6,251,359    236,676,452       2.3%
   Other Securities........................               435,275,174       4.2%
                                                       --------------      -----
Total Consumer Discretionary...............             1,694,114,995      16.3%
                                                       --------------      -----
Consumer Staples -- (7.3%).................
   Archer-Daniels-Midland Co...............  2,981,045    110,358,286       1.0%
   CVS Caremark Corp.......................  6,816,437    247,027,677       2.4%
   Kraft Foods, Inc. Class A...............  6,193,330    207,972,021       2.0%
   Other Securities........................               235,468,214       2.3%
                                                       --------------      -----
Total Consumer Staples.....................               800,826,198       7.7%
                                                       --------------      -----
Energy -- (16.6%)..........................
   Anadarko Petroleum Corp.................  2,773,608    218,948,616       2.1%
   Chesapeake Energy Corp..................  3,174,634    106,889,927       1.0%
  #Chevron Corp............................    639,240     69,958,426       0.7%
   ConocoPhillips..........................  5,825,280    459,789,350       4.4%
   Hess Corp...............................  1,453,921    124,979,049       1.2%
   Marathon Oil Corp.......................  3,514,978    189,949,411       1.8%
   National-Oilwell, Inc...................  1,945,893    149,230,534       1.4%
  #Pioneer Natural Resources Co............    577,949     59,083,726       0.6%
  #Valero Energy Corp......................  2,742,854     77,622,768       0.7%
  Other Securities.........................               359,665,592       3.5%
                                                       --------------      -----
Total Energy...............................             1,816,117,399      17.4%
                                                       --------------      -----
Financials -- (20.3%)......................
   Bank of America Corp.................... 21,876,033    268,637,685       2.6%
   Capital One Financial Corp..............  2,343,277    128,247,550       1.2%
  *Citigroup, Inc.......................... 78,417,143    359,934,686       3.5%
   CME Group, Inc..........................    314,577     93,042,439       0.9%
   Hartford Financial Services Group, Inc..  2,160,202     62,581,052       0.6%
   Loews Corp..............................  2,466,987    109,188,845       1.0%
   MetLife, Inc............................  4,607,955    215,606,214       2.1%
   Morgan Stanley..........................  3,042,449     79,560,041       0.8%
  #Prudential Financial, Inc...............  2,197,605    139,372,109       1.3%
  #SunTrust Banks, Inc.....................  2,563,152     72,255,255       0.7%
   Other Securities........................               685,712,027       6.6%
                                                       --------------      -----
Total Financials...........................             2,214,137,903      21.3%
                                                       --------------      -----
Health Care -- (9.5%)......................
   Aetna, Inc..............................  1,938,699     80,223,365       0.8%
  *Humana, Inc.............................    712,843     54,261,609       0.5%
   Pfizer, Inc............................. 14,482,035    303,543,454       2.9%
  *Thermo Fisher Scientific, Inc...........  1,994,284    119,637,097       1.1%
   UnitedHealth Group, Inc.................  2,296,880    113,075,402       1.1%
   WellPoint, Inc..........................  2,580,122    198,127,568       1.9%
   Other Securities........................               172,306,807       1.7%
                                                       --------------      -----
Total Health Care..........................             1,041,175,302      10.0%
                                                       --------------      -----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                            Shares        Value+
                                                                                          ----------- ---------------
Industrials -- (12.6%)...................................................................
   CSX Corp..............................................................................   2,287,204 $   179,980,083
   General Electric Co...................................................................  15,225,603     311,363,581
   Norfolk Southern Corp.................................................................   2,186,220     163,266,910
  #Northrop Grumman Corp.................................................................   1,926,678     122,555,988
   Tyco International, Ltd...............................................................   1,149,868      56,044,566
   Union Pacific Corp....................................................................   2,594,778     268,481,680
   Other Securities......................................................................                 277,885,139
                                                                                                      ---------------
Total Industrials........................................................................               1,379,577,947
                                                                                                      ---------------
Information Technology -- (3.2%).........................................................
   Other Securities......................................................................                 350,589,780
                                                                                                      ---------------
Materials -- (2.9%)......................................................................
  #Alcoa, Inc............................................................................   5,357,434      91,076,378
   International Paper Co................................................................   2,299,481      71,007,973
   Other Securities......................................................................                 155,591,864
                                                                                                      ---------------
Total Materials..........................................................................                 317,676,215
                                                                                                      ---------------
Telecommunication Services -- (6.0%).....................................................
   AT&T, Inc.............................................................................  12,865,019     400,359,391
  #CenturyLink, Inc......................................................................   1,452,902      59,249,344
  #*Sprint Nextel Corp...................................................................  13,961,200      72,319,016
  #Verizon Communications, Inc...........................................................   1,599,525      60,430,054
  Other Securities.......................................................................                  58,771,008
                                                                                                      ---------------
Total Telecommunication Services.........................................................                 651,128,813
                                                                                                      ---------------
Utilities -- (1.2%)......................................................................
   Public Service Enterprise Group, Inc..................................................   1,751,371      56,341,605
   Other Securities......................................................................                  67,245,478
                                                                                                      ---------------
Total Utilities..........................................................................                 123,587,083
                                                                                                      ---------------
TOTAL COMMON STOCKS......................................................................              10,388,931,635
                                                                                                      ---------------
TEMPORARY CASH INVESTMENTS -- (0.1%).....................................................
   BlackRock Liquidity Funds Tempcash Portfolio--Institutional Shares....................  10,178,864      10,178,864
                                                                                                      ---------------

                                                                                            Shares/
                                                                                             Face
                                                                                            Amount
                                                                                          -----------
                                                                                             (000)
SECURITIES LENDING COLLATERAL -- (4.8%)..................................................
(S)@DFA Short Term Investment Fund....................................................... 523,266,285     523,266,285
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $1,544,114
 FNMA 3.500%, 02/01/26, valued at $1,552,540) to be repurchased at $1,507,328............      $1,507       1,507,320
                                                                                                      ---------------
TOTAL SECURITIES LENDING COLLATERAL......................................................                 524,773,605
                                                                                                      ---------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,580,486,809)...................................................................             $10,923,884,104
                                                                                                      ===============

                                                                                            Percentage
                                                                                          of Net Assets**
                                                                                          ---------------
Industrials -- (12.6%)...................................................................
   CSX Corp..............................................................................       1.7%
   General Electric Co...................................................................       3.0%
   Norfolk Southern Corp.................................................................       1.6%
  #Northrop Grumman Corp.................................................................       1.2%
   Tyco International, Ltd...............................................................       0.5%
   Union Pacific Corp....................................................................       2.6%
   Other Securities......................................................................       2.7%
                                                                                              ------
Total Industrials........................................................................      13.3%
                                                                                              ------
Information Technology -- (3.2%).........................................................
   Other Securities......................................................................        3.4%
                                                                                              ------
Materials -- (2.9%)......................................................................
  #Alcoa, Inc............................................................................       0.8%
   International Paper Co................................................................       0.7%
   Other Securities......................................................................       1.5%
                                                                                              ------
Total Materials..........................................................................       3.0%
                                                                                              ------
Telecommunication Services -- (6.0%).....................................................
   AT&T, Inc.............................................................................       3.8%
  #CenturyLink, Inc......................................................................       0.6%
  #*Sprint Nextel Corp...................................................................       0.7%
  #Verizon Communications, Inc...........................................................       0.6%
  Other Securities.......................................................................       0.5%
                                                                                              ------
Total Telecommunication Services.........................................................       6.2%
                                                                                              ------
Utilities -- (1.2%)......................................................................
   Public Service Enterprise Group, Inc..................................................       0.5%
   Other Securities......................................................................       0.7%
                                                                                              ------
Total Utilities..........................................................................       1.2%
                                                                                              ------
TOTAL COMMON STOCKS......................................................................      99.8%
                                                                                              ------
TEMPORARY CASH INVESTMENTS -- (0.1%).....................................................
   BlackRock Liquidity Funds Tempcash Portfolio--Institutional Shares....................       0.1%
                                                                                              ------






SECURITIES LENDING COLLATERAL -- (4.8%)..................................................
(S)@DFA Short Term Investment Fund.......................................................       5.1%
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $1,544,114
 FNMA 3.500%, 02/01/26, valued at $1,552,540) to be repurchased at $1,507,328............       0.0%
                                                                                              ------
TOTAL SECURITIES LENDING COLLATERAL......................................................       5.1%
                                                                                              ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $7,580,486,809)...................................................................     105.0%
                                                                                              ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               ----------------------------------------------------

                                     Investment in Securities (Market Value)
                               ----------------------------------------------------
                                   Level 1       Level 2    Level 3      Total
                               --------------- ------------ ------- ---------------
Common Stocks.................
  Consumer Discretionary...... $ 1,694,114,995           --   --    $ 1,694,114,995
  Consumer Staples............     800,826,198           --   --        800,826,198
  Energy......................   1,816,117,399           --   --      1,816,117,399
  Financials..................   2,214,137,903           --   --      2,214,137,903
  Health Care.................   1,041,175,302           --   --      1,041,175,302
  Industrials.................   1,379,577,947           --   --      1,379,577,947
  Information Technology......     350,589,780           --   --        350,589,780
  Materials...................     317,676,215           --   --        317,676,215
  Telecommunication Services..     651,128,813           --   --        651,128,813
  Utilities...................     123,587,083           --   --        123,587,083
Temporary Cash Investments....      10,178,864           --   --         10,178,864
Securities Lending Collateral.              -- $524,773,605   --        524,773,605
                               --------------- ------------   --    ---------------
TOTAL......................... $10,399,110,499 $524,773,605   --    $10,923,884,104
                               =============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                        Percentage
                                               Shares       Value+ of Net Assets**
                                               ------       -----  ---------------
COMMON STOCKS -- (96.4%)..................
Consumer Discretionary -- (17.5%).........
  Carnival Corp...........................    489,649 $ 18,640,937       0.6%
  CBS Corp. Class B.......................    955,791   24,105,049       0.7%
  Comcast Corp. Class A                     3,570,978   93,702,463       2.9%
  Comcast Corp. Special Class A...........  1,432,185   35,160,142       1.1%
 *Liberty Media Corp. Capital Class A.....    204,886   16,855,971       0.5%
 *Liberty Media Corp. Interactive Class A     882,463   15,425,453       0.5%
  News Corp. Class A......................  2,360,850   42,070,347       1.3%
  News Corp. Class B......................    937,272   17,714,441       0.5%
  Time Warner Cable, Inc..................    693,942   54,217,688       1.6%
  Time Warner, Inc........................  1,534,860   58,109,800       1.8%
  Other Securities........................             215,607,476       6.6%
                                                      ------------      -----
Total Consumer Discretionary..............             591,609,767      18.1%
                                                      ------------      -----
Consumer Staples -- (6.6%)................
  Archer-Daniels-Midland Co...............    813,476   30,114,882       0.9%
  CVS Caremark Corp.......................  1,510,745   54,749,399       1.7%
  Kraft Foods, Inc. Class A...............  2,081,099   69,883,304       2.1%
  Other Securities........................              69,366,325       2.1%
                                                      ------------      -----
Total Consumer Staples....................             224,113,910       6.8%
                                                      ------------      -----
Energy -- (16.3%).........................
  Anadarko Petroleum Corp.................    845,068   66,709,668       2.0%
  Chesapeake Energy Corp..................    833,400   28,060,578       0.9%
  ConocoPhillips..........................  1,766,829  139,455,813       4.2%
  Hess Corp...............................    378,130   32,504,055       1.0%
  Marathon Oil Corp.......................    903,937   48,848,755       1.5%
  National-Oilwell, Inc...................    515,481   39,532,238       1.2%
  Pioneer Natural Resources Co............    155,717   15,918,949       0.5%
  Valero Energy Corp......................    658,099   18,624,202       0.6%
  Other Securities........................             163,636,161       5.0%
                                                      ------------      -----
Total Energy..............................             553,290,419      16.9%
                                                      ------------      -----
Financials -- (19.4%).....................
  Allstate Corp. (The)....................    529,952   17,933,576       0.5%
  Bank of America Corp....................  7,109,212   87,301,123       2.7%
  Capital One Financial Corp..............    571,140   31,258,492       1.0%
 *Citigroup, Inc.......................... 19,579,221   89,868,624       2.7%
  CME Group, Inc..........................     82,877   24,512,530       0.8%
  Loews Corp..............................    586,729   25,968,626       0.8%
  MetLife, Inc............................  1,032,078   48,290,930       1.5%
  Morgan Stanley..........................  1,224,333   32,016,308       1.0%
  Prudential Financial, Inc...............    537,721   34,102,266       1.0%
  SunTrust Banks, Inc.....................    617,728   17,413,752       0.5%
  Other Securities........................             249,416,113       7.6%
                                                      ------------      -----
Total Financials..........................             658,082,340      20.1%
                                                      ------------      -----
Health Care -- (8.1%).....................
  Aetna, Inc..............................    503,313   20,827,092       0.6%
 *Humana, Inc.............................    236,814   18,026,282       0.6%
  Pfizer, Inc.............................  3,958,769   82,975,798       2.5%
 *Thermo Fisher Scientific, Inc...........    499,520   29,966,205       0.9%
  WellPoint, Inc..........................    504,640   38,751,306       1.2%
  Other Securities........................              84,202,435       2.6%
                                                      ------------      -----
Total Health Care.........................             274,749,118       8.4%
                                                      ------------      -----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                                Shares         Value+
                                                                                                ------         -----
Industrials -- (12.4%)
    CSX Corp..............................................................................     416,210 $   32,751,565
    General Electric Co...................................................................   2,763,790     56,519,506
    Norfolk Southern Corp.................................................................     545,229     40,717,702
    Northrop Grumman Corp.................................................................     337,038     21,438,987
    Tyco International, Ltd...............................................................     480,422     23,415,768
    Union Pacific Corp....................................................................     629,770     65,162,302
    Other Securities......................................................................                178,388,280
                                                                                                       --------------
Total Industrials.........................................................................                418,394,110
                                                                                                       --------------
Information Technology -- (5.9%)
   *Corning, Inc..........................................................................   1,282,985     26,865,706
    Xerox Corp............................................................................   1,791,473     18,075,963
    Other Securities......................................................................                154,690,415
                                                                                                       --------------
Total Information Technology..............................................................                199,632,084
                                                                                                       --------------
Materials -- (3.1%)
    Alcoa, Inc............................................................................   1,145,369     19,471,273
    International Paper Co................................................................     493,615     15,242,831
    Other Securities......................................................................                 71,559,224
                                                                                                       --------------
Total Materials...........................................................................                106,273,328
                                                                                                       --------------
Other -- (0.0%)
    Other Securities......................................................................                         54
                                                                                                       --------------
Telecommunication Services -- (5.9%)
    AT&T, Inc.............................................................................   4,065,906    126,530,995
   *Sprint Nextel Corp....................................................................   3,820,377     19,789,553
    Verizon Communications, Inc...........................................................     688,680     26,018,330
    Other Securities......................................................................                 28,772,302
                                                                                                       --------------
Total Telecommunication Services..........................................................                201,111,180
                                                                                                       --------------
Utilities -- (1.2%).......................................................................
    Public Service Enterprise Group, Inc..................................................     655,441     21,085,537
    Other Securities......................................................................                 18,713,053
                                                                                                       --------------
Total Utilities...........................................................................                 39,798,590
                                                                                                       --------------
TOTAL COMMON STOCKS.......................................................................              3,267,054,900
                                                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
    Other Securities......................................................................                         --
                                                                                                       --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
    BlackRock Liquidity Funds Tempcash Portfolio -- Institutional Shares..................   7,970,402      7,970,402
                                                                                                       --------------

                                                                                             Shares/
                                                                                              Face
                                                                                             Amount
                                                                                           -----------
                                                                                              (000)
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@DFA Short Term Investment Fund........................................................ 113,772,720    113,772,720
   @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $335,733
   FNMA 3.500%, 02/01/26, valued at $337,565) to be repurchased at $327,735...............        $328        327,733
                                                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL.......................................................                114,100,453
                                                                                                       --------------

                                                                                                Percentage
                                                                                           of Net Assets**
                                                                                           ---------------
Industrials -- (12.4%)
    CSX Corp..............................................................................       1.0%
    General Electric Co...................................................................       1.7%
    Norfolk Southern Corp.................................................................       1.2%
    Northrop Grumman Corp.................................................................       0.7%
    Tyco International, Ltd...............................................................       0.7%
    Union Pacific Corp....................................................................       2.0%
    Other Securities......................................................................       5.5%
                                                                                                -----
Total Industrials.........................................................................      12.8%
                                                                                                -----
Information Technology -- (5.9%)
   *Corning, Inc..........................................................................       0.8%
    Xerox Corp............................................................................       0.6%
    Other Securities......................................................................       4.7%
                                                                                                -----
Total Information Technology..............................................................       6.1%
                                                                                                -----
Materials -- (3.1%)
    Alcoa, Inc............................................................................       0.6%
    International Paper Co................................................................       0.4%
    Other Securities......................................................................       2.2%
                                                                                                -----
Total Materials...........................................................................       3.2%
                                                                                                -----
Other -- (0.0%)
    Other Securities......................................................................       0.0%
                                                                                                -----
Telecommunication Services -- (5.9%)
    AT&T, Inc.............................................................................       3.8%
   *Sprint Nextel Corp....................................................................       0.6%
    Verizon Communications, Inc...........................................................       0.8%
    Other Securities......................................................................       0.9%
                                                                                                -----
Total Telecommunication Services..........................................................       6.1%
                                                                                                -----
Utilities -- (1.2%).......................................................................
    Public Service Enterprise Group, Inc..................................................       0.6%
    Other Securities......................................................................       0.6%
                                                                                                -----
Total Utilities...........................................................................       1.2%
                                                                                                -----
TOTAL COMMON STOCKS.......................................................................      99.7%
                                                                                                -----
RIGHTS/WARRANTS -- (0.0%)
    Other Securities......................................................................       0.0%
                                                                                                -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
    BlackRock Liquidity Funds Tempcash Portfolio -- Institutional Shares..................       0.2%
                                                                                                -----






SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@DFA Short Term Investment Fund........................................................       3.5%
   @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $335,733
   FNMA 3.500%, 02/01/26, valued at $337,565) to be repurchased at $327,735...............       0.0%
                                                                                                -----
TOTAL SECURITIES LENDING COLLATERAL.......................................................       3.5%
                                                                                                -----

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         Percentage
                                             Value+     of Net Assets
                                             -----      -------------
          TOTAL INVESTMENTS -- (100.0%)
            (Cost $2,651,961,439)....... $3,389,125,755    103.4%
                                         ==============    ======

   Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                  Level 1       Level 2    Level 3     Total
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  591,609,767           --   --    $  591,609,767
  Consumer Staples............    224,085,915 $     27,995   --       224,113,910
  Energy......................    553,290,419           --   --       553,290,419
  Financials..................    658,082,340           --   --       658,082,340
  Health Care.................    274,749,118           --   --       274,749,118
  Industrials                     418,385,403        8,707   --       418,394,110
  Information Technology......    199,632,084           --   --       199,632,084
  Materials...................    106,273,328           --   --       106,273,328
  Other.......................             --           54   --                54
  Telecommunication Services..    201,111,180           --   --       201,111,180
  Utilities...................     39,798,590           --   --        39,798,590
Rights/Warrants...............             --           --   --                --
Temporary Cash Investments....      7,970,402           --   --         7,970,402
Securities Lending Collateral.             --  114,100,453   --       114,100,453
                               -------------- ------------   --    --------------
TOTAL                          $3,274,988,546 $114,137,209   --    $3,389,125,755
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

                                                                           The DFA     The U.S.         The
                                                                        International  Large Cap    Tax-Managed
                                                                            Value        Value    U.S. Marketwide
                                                                           Series       Series     Value Series
                                                                        ------------- ----------- ---------------
ASSETS:
Investments at Value (including $1,489,149, $505,764 and $109,610 of
  securities on loan, respectively)....................................  $8,070,656   $10,388,932   $3,267,055
Temporary Cash Investments at Value & Cost.............................       8,222        10,179        7,970
Collateral Received from Securities on Loan at Value & Cost ...........       1,322         1,507          328
Affiliated Collateral Received from Securities on Loan at Value & Cost.   1,646,576       523,266      113,773
Foreign Currencies at Value............................................      29,913            --           --
Cash...................................................................          16            --           --
Receivables:
 Investment Securities Sold............................................      18,234        11,012            5
 Dividends, Interest and Tax Reclaims..................................      35,891         9,094        2,949
 Securities Lending Income.............................................       3,179           516          128
 Fund Shares Sold......................................................       1,237           687          244
Unrealized Gain on Foreign Currency Contracts..........................          59            --           --
Prepaid Expenses and Other Assets                                                14            20            6
                                                                         ----------   -----------   ----------
   Total Assets........................................................   9,815,319    10,945,213    3,392,458
                                                                         ----------   -----------   ----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned......................................   1,647,898       524,773      114,101
 Investment Securities Purchased.......................................      35,319        13,594           18
 Fund Shares Redeemed..................................................         290           362          545
 Due to Advisor........................................................       1,304           846          534
Unrealized Loss on Foreign Currency Contracts..........................          58            --           --
Accrued Expenses and Other Liabilities.................................         507           375          121
                                                                         ----------   -----------   ----------
   Total Liabilities...................................................   1,685,376       539,950      115,319
                                                                         ----------   -----------   ----------
NET ASSETS.............................................................  $8,129,943   $10,405,263   $3,277,139
                                                                         ==========   ===========   ==========
Investments at Cost....................................................  $5,713,642   $ 7,045,533   $2,529,891
                                                                         ----------   -----------   ----------
Foreign Currencies at Cost.............................................  $   29,193   $        --   $       --
                                                                         ----------   -----------   ----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)

                            (Amounts in thousands)

                                                                    The DFA     The U.S.         The
                                                                 International  Large Cap    Tax-Managed
                                                                     Value        Value    U.S. Marketwide
                                                                    Series       Series     Value Series
                                                                 ------------- ----------  ---------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $8,897, $0 and $0,
   respectively)................................................  $  113,603   $   80,274     $ 24,634
 Interest.......................................................          16           15            7
 Income from Securities Lending.................................       5,858        2,935          742
                                                                  ----------   ----------     --------
   Total Investment Income......................................     119,477       83,224       25,383
                                                                  ----------   ----------     --------
Expenses
 Investment Advisory Services Fees..............................       7,445        4,740        3,006
 Accounting & Transfer Agent Fees...............................         357          449          149
 Custodian Fees.................................................         565           47           23
 Shareholders' Reports..........................................          19           24            6
 Directors'/Trustees' Fees & Expenses...........................          46           60           18
 Professional Fees..............................................          71           91           27
 Other..........................................................          69           36           11
                                                                  ----------   ----------     --------
   Total Expenses...............................................       8,572        5,447        3,240
                                                                  ----------   ----------     --------
 Net Investment Income (Loss)...................................     110,905       77,777       22,143
                                                                  ----------   ----------     --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:...................................
   Investment Securities Sold...................................     132,766      284,130      136,307
   Futures......................................................          --      (12,647)          --
   Foreign Currency Transactions                                       1,257           --           --
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................     778,946    1,503,303      440,194
   Translation of Foreign Currency Denominated Amounts..........         338           --           --
                                                                  ----------   ----------     --------
 Net Realized and Unrealized Gain (Loss)........................     913,307    1,774,786      576,501
                                                                  ----------   ----------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations.  $1,024,212   $1,852,563     $598,644
                                                                  ==========   ==========     ========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                              The DFA International       The U.S. Large Cap
                                                                  Value Series               Value Series
                                                             ----------------------    -----------------------
                                                             Six Months     Year       Six Months      Year
                                                                Ended      Ended          Ended       Ended
                                                              April 30,   Oct. 31,      April 30,    Oct. 31,
                                                                2011        2010          2011         2010
                                                             ----------- ----------    -----------  ----------
                                                             (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................. $  110,905  $  164,482    $    77,777  $  167,346
  Net Realized Gain (Loss) on:
   Investment Securities Sold...............................    132,766     360,748        284,130     638,095
   Futures..................................................         --          --        (12,647)         --
   Foreign Currency Transactions............................      1,257        (156)            --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............    778,946     182,952      1,503,303     678,724
   Translation of Foreign Currency Denominated
    Amounts.................................................        338         537             --          --
                                                             ----------  ----------    -----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                               1,024,212     708,563      1,852,563   1,484,165
                                                             ----------  ----------    -----------  ----------
Transactions in Interest:...................................
  Contributions                                                 303,154     611,794        625,011     512,765
  Withdrawals...............................................   (117,056)   (592,688)      (888,711)   (688,930)
                                                             ----------  ----------    -----------  ----------
    Net Increase (Decrease) from Transactions in
     Interest...............................................    186,098      19,106       (263,700)   (176,165)
                                                             ----------  ----------    -----------  ----------
    Total Increase (Decrease) in Net Assets.................  1,210,310     727,669      1,588,863   1,308,000
Net Assets
  Beginning of Period.......................................  6,919,633   6,191,964      8,816,400   7,508,400
                                                             ----------  ----------    -----------  ----------
  End of Period............................................. $8,129,943  $6,919,633    $10,405,263  $8,816,400
                                                             ==========  ==========    ===========  ==========

                                                              The Tax-Managed U.S.
                                                             Marketwide Value Series
                                                             ----------------------
                                                             Six Months     Year
                                                                Ended      Ended
                                                              April 30,   Oct. 31,
                                                                2011        2010
                                                             ----------- ----------
                                                             (Unaudited)
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss).............................. $   22,143  $   35,293
  Net Realized Gain (Loss) on:
   Investment Securities Sold...............................    136,307      76,239
   Futures..................................................         --          --
   Foreign Currency Transactions............................         --          --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............    440,194     353,972
   Translation of Foreign Currency Denominated
    Amounts.................................................         --          --
                                                             ----------  ----------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                 598,644     465,504
                                                             ----------  ----------
Transactions in Interest:...................................
  Contributions                                                  72,886     111,014
  Withdrawals...............................................    (65,064)   (195,772)
                                                             ----------  ----------
    Net Increase (Decrease) from Transactions in
     Interest...............................................      7,822     (84,758)
                                                             ----------  ----------
    Total Increase (Decrease) in Net Assets.................    606,466     380,746
Net Assets
  Beginning of Period.......................................  2,670,673   2,289,927
                                                             ----------  ----------
  End of Period............................................. $3,277,139  $2,670,673
                                                             ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                          The DFA International Value Series+
                               -----------------------------------------------------------------------------------------
                                Six Months       Year        Year       Period Dec.      Year        Year        Year
                                   Ended        Ended       Ended       1, 2007 to      Ended       Ended       Ended
                                 April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,    Nov. 30,
                                   2011          2010        2009          2008          2007        2006        2005
-------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Total Return..................      14.62%(C)      11.13%      35.41%     (47.87)%(C)      17.32%      35.73%      15.61%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $8,129,943     $6,919,633  $6,191,964  $4,700,337      $9,638,721  $7,457,252  $4,367,698
Ratio of Expenses to Average
 Net Assets...................       0.23%(B)       0.24%       0.24%       0.23%(B)        0.23%       0.23%       0.27%
Ratio of Net Investment
 Income to Average Net Assets        3.01%(B)       2.55%       3.22%       4.15%(B)        3.04%       3.29%       2.71%
Portfolio Turnover Rate.......          5%(C)         20%         18%         16%(C)          16%          8%         10%
-----------------------------------------------------------------------------------------------------------------------

                                                              The U.S. Large Cap Value Series+
                               ----------------------------------------------------------------------------------------------
                                  Six Month       Year        Year         Period                         Year        Year
                                    Ended        Ended       Ended        Dec. 1,           Year         Ended       Ended
                                  April 30,     Oct. 31,    Oct. 31,    2007 to Oct.        Ended       Nov. 30,    Nov. 30,
                                    2011          2010        2009        31, 2008      Nov. 30, 2007     2006        2005
------------------------------------------------------------------------------------------------------------------------------
                                 (Unaudited)
Total Return..................       22.06%(C)      19.96%      11.90%      (36.53)%(C)        (0.32)%      18.16%      14.66%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $10,405,263     $8,816,400  $7,508,400   $6,739,363       $10,159,322   $8,866,306  $5,831,587
Ratio of Expenses to Average
 Net Assets...................        0.12%(B)       0.12%       0.13%        0.11%(B)          0.11%        0.12%       0.14%
Ratio of Net Investment
 Income to Average Net Assets         1.66%(B)       2.02%       2.42%        1.97%(B)          1.44%        1.68%       1.56%
----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate.......           7%(C)         28%         29%          19%(C)             9%          13%          9%

                                                      The Tax-Managed U.S. Marketwide Value Series
                               ------------------------------------------------------------------------------------------
                                Six Months       Year        Year         Period          Year        Year        Year
                                   Ended        Ended       Ended        Dec. 1,         Ended       Ended       Ended
                                 April 30,     Oct. 31,    Oct. 31,    2007 to Oct.     Nov. 30,    Nov. 30,    Nov. 30,
                                   2011          2010        2009        31, 2008         2007        2006        2005
--------------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Total Return..................      22.35%(C)      20.38%      12.76%      (37.44)%(C)       0.67%      17.70%      16.44%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $3,277,139     $2,670,673  $2,289,927   $2,190,724      $3,858,580  $3,521,559  $2,476,387
Ratio of Expenses to Average
 Net Assets...................       0.22%(B)       0.22%       0.23%        0.22%(B)        0.22%       0.22%       0.24%
Ratio of Net Investment
 Income to Average Net Assets        1.49%(B)       1.40%       2.23%        2.09%(B)        1.61%       1.63%       1.52%
Portfolio Turnover Rate.......         14%(C)         25%         28%          40%(C)          21%         21%         12%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the "Series") are presented in this section of the report.

   Effective December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .  Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy.

Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The DFA International Value Series (the "International Series") will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1

Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2011, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20%, 0.10% and 0.20% of average daily net assets for The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, respectively.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2011, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

               The DFA International Value Series........... $199
               The U.S. Large Cap Value Series..............  255
               The Tax-Managed U.S. Marketwide Value Series.   77

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

                                                      Purchases  Sales
                                                      --------- --------
        The DFA International Value Series........... $651,422  $376,563
        The U.S. Large Cap Value Series..............  661,050   848,904
        The Tax-Managed U.S. Marketwide Value Series.  439,917   406,244

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                          Net
                                                                                       Unrealized
                                               Federal    Unrealized    Unrealized    Appreciation
                                               Tax Cost  Appreciation (Depreciation) (Depreciation)
                                              ---------- ------------ -------------- --------------
The DFA International Value Series........... $7,369,966  $2,452,488    $ (95,678)     $2,356,810
The U.S. Large Cap Value Series..............  7,580,502   3,384,626      (41,244)      3,343,382
The Tax-Managed U.S. Marketwide Value Series.  2,652,685     917,846     (181,405)        736,441

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2011 (amounts in thousands):

                                      Location on the Statements   Equity
                                            of Operations         Contracts
                                      --------------------------  ---------
    The U.S. Large Cap Value Series*. Net Realized Gain (Loss)
                                      on Futures                  $(12,647)

   *As of April 30, 2011, there were no futures contracts outstanding. During the six months ended April 30, 2011, the Series had limited activity in futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Trust, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Trust anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2011.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                    ------------- ------------ ------------ -------- ---------------
The DFA International Value Series.     0.91%       $ 1,607          5         --        $ 4,688
The U.S. Large Cap Value Series....     0.94%         8,294         11         $2         15,367

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2011 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of April 30, 2011.

I. Securities Lending:

   As of April 30, 2011, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 17, 2010 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreements for each series (collectively, the "Funds") and the sub-advisory agreements for The DFA International Value Series. For the DFA International Value Series, Dimensional Fund Advisors Ltd. and DFAAustralia Limited each serve as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.").

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

                              LOGO   DFA043011-008S

 LOGO


SEMI-ANNUAL REPORT
--------------------------------------------------

six months ended: April 30, 2011 (Unaudited)

Dimensional Investment Group Inc.

DFA International Value Portfolio IV

Emerging Markets Portfolio II

 LOGO

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2011

Dear Fellow Shareholder,

We recently celebrated Dimensional's thirtieth anniversary. The firm has developed in ways we never could have predicted. Our success owes a lot to our clients, especially those we've had a long relationship with. We are proud that these relationships have been beneficial for our clients and for Dimensional.

Thirty years of growth has brought many changes. But some things haven't changed, and these have been a key to our success. We have always acted in the best interests of clients and strived to earn and maintain trust by doing what we say we are going to do. We have always worked hard to demonstrate the validity of our ideas. We never try to predict how much money our clients could make, but we have always worked to deliver a good investment experience. We continue to believe strongly in the principles of diversification and discipline. We've been fortunate to find clients sharing that belief and helping us grow into the firm we are now.

Sincerely,

 LOGO

David G. Booth
Chairman and Co-Chief Executive Officer

                              SEMI-ANNUAL REPORT
                                  (Unaudited)

                               Table of Contents

                                                               Page
                                                              -----
            Letter to Shareholders

            Definitions of Abbreviations and Footnotes.......   1

            Dimensional Investment Group Inc.

               Disclosure of Fund Expenses...................   2

               Disclosure of Portfolio Holdings..............   4

               Schedules of Investments......................
                 DFA International Value Portfolio IV........   5
                 Emerging Markets Portfolio II...............   5

               Statements of Assets and Liabilities..........   6

               Statements of Operations......................   7

               Statements of Changes in Net Assets...........   8

               Financial Highlights..........................   9

               Notes to Financial Statements.................  10

               Disclosure of Fund Expenses...................  16

               Disclosure of Portfolio Holdings..............  17
                 The DFA International Value Series..........  18
                 The Emerging Markets Series.................  22

               Statements of Assets and Liabilities..........  26

               Statements of Operations......................  27

               Statements of Changes in Net Assets...........  28

               Financial Highlights..........................  29

               Notes to Financial Statements.................  30

            Voting Proxies on Fund Portfolio Securities        38

            Board Approval of Investment Advisory Agreements   39

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedule of Portfolio Holdings

Investment Abbreviations

                  ADR     American Depositary Receipt
                  FNMA    Federal National Mortgage Association
                  GDR     Global Depositary Receipt
                  P.L.C.  Public Limited Company

Investment Footnotes

  +    See Note B to Financial Statements.
  ++   Securities have generally been fair valued. See Note B to Financial Statements.
  **   Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than
       1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
  *    Non-Income Producing Securities.
  #    Total or Partial Securities on Loan.
  @    Security purchased with cash proceeds from Securities on Loan.
  (S)  Affiliated Fund.
  ##   Par amount of collateral is a part of a pooled collateral facility. Value is indicative of the value allocated to this Series as a part of this facility.

Financial Highlights

  (A)  Computed using average shares outstanding.
  (B)  Annualized
  (C)  Non-Annualized
  (D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Funds.

All Statements, Schedules and Notes to Financial Statements

  --   Amounts designated as -- are either zero or rounded to zero.
  RIC  Registered Investment Company
  SEC  Securities and Exchange Commission

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2011
EXPENSE TABLES

                                       Beginning  Ending              Expenses
                                        Account  Account   Annualized   Paid
                                         Value    Value     Expense    During
                                       11/01/10  04/30/11    Ratio*   Period*
                                       --------- --------- ---------- --------
 DFA International Value Portfolio IV
    Actual Fund Return................ $1,000.00 $1,145.66   0.27%     $1.44
    Hypothetical 5% Annual Return..... $1,000.00 $1,023.46   0.27%     $1.35

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    Beginning  Ending              Expenses
                                     Account  Account   Annualized   Paid
                                      Value    Value     Expense    During
                                    11/01/10  04/30/11    Ratio*   Period*
                                    --------- --------- ---------- --------
     Emerging Markets Portfolio II
     Actual Fund Return............ $1,000.00 $1,116.57   0.37%     $1.94
     Hypothetical 5% Annual Return. $1,000.00 $1,022.96   0.37%     $1.86

-------------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Funds' holdings which reflect the investments by category.

                                      Affiliated Investment Companies
                                      -------------------------------
DFA International Value Portfolio IV.             100.0%
Emerging Markets Portfolio II........             100.0%

                     DFA INTERNATIONAL VALUE PORTFOLIO IV

                           SCHEDULES OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                                 Value+
                                                                 -----
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The DFA International Value Series of
        The DFA Investment Trust Company..................... $402,829,406
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $273,025,782)............................... $402,829,406
                                                              ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).


                         EMERGING MARKETS PORTFOLIO II

                                                                 Value+
                                                                 -----
      AFFILIATED INVESTMENT COMPANY -- (100.0%)
      Investment in The Emerging Markets Series of
        The DFA Investment Trust Company..................... $166,739,509
                                                              ------------
         TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
           (Cost $63,146,730)................................ $166,739,509
                                                              ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of April 30, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

          (Amounts in thousands, except share and per share amounts)

                                                                                        DFA International  Emerging Markets
                                                                                        Value Portfolio IV   Portfolio II
                                                                                        ------------------ ----------------
ASSETS:
Investment in Affiliated Investment Companies at Value.................................    $    402,829      $    166,740
Receivables:
 Affiliated Investment Companies Sold..................................................             148               141
Prepaid Expenses and Other Assets......................................................               9                 2
                                                                                           ------------      ------------
   Total Assets........................................................................         402,986           166,883
                                                                                           ------------      ------------
LIABILITIES:
Payables:
 Fund Shares Redeemed..................................................................             148               141
 Due to Advisor........................................................................               6                21
Accrued Expenses and Other Liabilities.................................................              24                12
                                                                                           ------------      ------------
   Total Liabilities...................................................................             178               174
                                                                                           ------------      ------------
NET ASSETS.............................................................................    $    402,808      $    166,709
                                                                                           ============      ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)................................................      25,489,244         5,541,779
                                                                                           ============      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                   $      15.80      $      30.08
                                                                                           ============      ============
Investment in Affiliated Investment Companies at Cost..................................    $    273,026      $     63,147
                                                                                           ------------      ------------
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................    $    336,221      $    125,229
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income).           4,294               634
Accumulated Net Realized Gain (Loss)...................................................         (67,594)          (62,574)
Deferred Thailand Capital Gains Tax....................................................              --              (179)
Net Unrealized Foreign Exchange Gain (Loss)............................................              84                 6
Net Unrealized Appreciation (Depreciation).............................................         129,803           103,593
                                                                                           ------------      ------------
NET ASSETS.............................................................................    $    402,808      $    166,709
                                                                                           ============      ============
(1) NUMBER OF SHARES AUTHORIZED........................................................     300,000,000       300,000,000
                                                                                           ============      ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

                                                   DFA International          Emerging Markets
                                                   Value Portfolio IV           Portfolio II
                                                   ------------------               ----------------
Investment Income
  Dividends (Net of Foreign Taxes Withheld of
   $441 and $111, respectively)...................         $ 5,636                      $ 1,404
  Interest........................................               1                           --
  Income from Securities Lending..................             291                           82
  Expenses Allocated from Affiliated Investment
   Companies......................................            (427)                        (149)
                                                           -------                      -------
   Total Investment Income........................           5,501                        1,337
                                                           -------                      -------
Expenses
  Administrative Services Fees....................              40                          119
  Accounting & Transfer Agent Fees................               8                            7
  Filing Fees.....................................               8                            8
  Shareholders' Reports...........................               9                            4
  Directors'/Trustees' Fees & Expenses............               2                            1
  Audit Fees......................................               1                            1
  Legal Fees......................................               3                            1
  Other...........................................               2                            3
                                                           -------                      -------
   Total Expenses.................................              73                          144
                                                           -------                      -------
  Net Investment Income (Loss)....................           5,428                        1,193
                                                           -------                      -------
Realized and Unrealized Gain (Loss)
  Net Realized Gain (Loss) on:....................
   Investment Securities Sold.....................           7,540                        9,563
   Foreign Currency Transactions..................              63                           23
  Change in Unrealized Appreciation
   (Depreciation) of:.............................
   Investment Securities and Foreign Currency.....          37,944                        6,784
   Translation of Foreign Currency Denominated
     Amounts......................................              15                            1
  Change in Deferred Thailand Capital Gains Tax...              --                          (43)
                                                           -------                      -------
  Net Realized and Unrealized Gain (Loss).........          45,562                       16,328
                                                           -------                      -------
Net Increase (Decrease) in Net Assets Resulting
  from Operations.................................         $50,990                      $17,521
                                                           =======                      =======

-------------
Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                            (Amounts in thousands)

                                                                        DFA International Value Portfolio IV
                                                                        -----------------------------------
                                                                        Six Months            Year
                                                                           Ended             Ended
                                                                         April 30,          Oct. 31,
                                                                           2011               2010
                                                                        -----------         --------
                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income (Loss)..........................................  $  5,428           $  8,628
 Net Realized Gain (Loss) on:..........................................
   Investment Securities Sold..........................................     7,540             21,682
   Foreign Currency Transactions.......................................        63                (16)
 Change in Unrealized Appreciation (Depreciation) of:..................
   Investment Securities and Foreign Currency..........................    37,944              5,088
   Translation of Foreign Currency Denominated Amounts.................        15                 54
 Change in Deferred Thailand Capital Gains Tax.........................        --                 --
                                                                         --------              --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...    50,990             35,436
                                                                         --------              --------
Distributions From:
 Net Investment Income.................................................    (8,815)            (9,866)
                                                                         --------              --------
     Total Distributions...............................................    (8,815)            (9,866)
                                                                         --------              --------
Capital Share Transactions (1):
 Shares Issued.........................................................    24,286             33,837
 Shares Issued in Lieu of Cash Distributions...........................     8,815              9,866
 Shares Redeemed.......................................................   (26,004)           (64,779)
                                                                         --------              --------
     Net Increase (Decrease) from Capital Share Transactions...........     7,097            (21,076)
                                                                         --------              --------
     Total Increase (Decrease) in Net Assets...........................    49,272              4,494
Net Assets
 Beginning of Period...................................................   353,536            349,042
                                                                         --------              --------
 End of Period.........................................................  $402,808           $353,536
                                                                         ========              ========
(1) Shares Issued and Redeemed:
 Shares Issued.........................................................     1,632              2,568
 Shares Issued in Lieu of Cash Distributions...........................       630                755
 Shares Redeemed.......................................................    (1,772)            (4,981)
                                                                         --------              --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........       490             (1,658)
                                                                         ========              ========
Undistributed Net Investment Income (Distributions in Excess of Net
  Investment Income)                                                     $  4,294           $  7,681

                                                                        Emerging Markets Portfolio II
                                                                        ----------------------------
                                                                        Six Months        Year
                                                                           Ended         Ended
                                                                         April 30,      Oct. 31,
                                                                           2011           2010
                                                                        -----------     --------
                                                                        (Unaudited)
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income (Loss)..........................................  $  1,193       $  2,924
 Net Realized Gain (Loss) on:..........................................
   Investment Securities Sold..........................................     9,563         11,782
   Foreign Currency Transactions.......................................        23             35
 Change in Unrealized Appreciation (Depreciation) of:..................
   Investment Securities and Foreign Currency..........................     6,784         19,774
   Translation of Foreign Currency Denominated Amounts.................         1              1
 Change in Deferred Thailand Capital Gains Tax.........................       (43)          (131)
                                                                         --------         --------
     Net Increase (Decrease) in Net Assets Resulting from Operations...    17,521         34,385
                                                                         --------         --------
Distributions From:
 Net Investment Income.................................................    (3,370)        (2,834)
                                                                         --------         --------
     Total Distributions...............................................    (3,370)        (2,834)
                                                                         --------         --------
Capital Share Transactions (1):
 Shares Issued.........................................................    12,616         18,542
 Shares Issued in Lieu of Cash Distributions...........................     3,370          2,834
 Shares Redeemed.......................................................   (19,519)       (39,042)
                                                                         --------         --------
     Net Increase (Decrease) from Capital Share Transactions...........    (3,533)       (17,666)
                                                                         --------         --------
     Total Increase (Decrease) in Net Assets...........................    10,618         13,885
Net Assets
 Beginning of Period...................................................   156,091        142,206
                                                                         --------         --------
 End of Period.........................................................  $166,709       $156,091
                                                                         ========         ========
(1) Shares Issued and Redeemed:
 Shares Issued.........................................................       446            759
 Shares Issued in Lieu of Cash Distributions...........................       123            122
 Shares Redeemed.......................................................      (697)        (1,637)
                                                                         --------         --------
     Net Increase (Decrease) from Shares Issued and Redeemed...........      (128)          (756)
                                                                         ========         ========
Undistributed Net Investment Income (Distributions in Excess of Net
  Investment Income)                                                     $    634       $  2,811

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                             FINANCIAL HIGHLIGHTS
               (for a share outstanding throughout each period)

                                                          DFA International Value Portfolio IV
                                  ------------------------------------------------------------------------------------

                                      Six                                  Period
                                    Months         Year        Year       Dec. 1,        Year        Year       Year
                                     Ended        Ended       Ended       2007 to       Ended       Ended      Ended
                                   April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,    Nov. 30,   Nov. 30,
                                     2011          2010        2009         2008         2007        2006       2005
                                  --------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period..........................  $  14.14     $  13.09    $  10.46    $  21.23      $  18.85    $  14.63    $  12.94
                                   --------     --------    --------    --------      --------    --------    --------
Income from Investment
 Operations
  Net Investment Income
   (Loss)........................      0.22(A)      0.33(A)     0.34(A)     0.62(A)       0.63(A)     0.57(A)     0.40
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...................      1.79         1.09        3.05      (10.29)         2.53        4.41        1.58
                                   --------     --------    --------    --------      --------    --------    --------
   Total from Investment
    Operations...................      2.01         1.42        3.39       (9.67)         3.16        4.98        1.98
------------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income..........     (0.35)       (0.37)      (0.76)      (0.64)        (0.48)      (0.36)      (0.27)
  Net Realized Gains.............        --           --          --       (0.46)        (0.30)      (0.40)      (0.02)
                                   --------     --------    --------    --------      --------    --------    --------
   Total Distributions...........     (0.35)       (0.37)      (0.76)      (1.10)        (0.78)      (0.76)      (0.29)
                                   --------     --------    --------    --------      --------    --------    --------
Net Asset Value, End of
 Period..........................  $  15.80     $  14.14    $  13.09    $  10.46      $  21.23    $  18.85    $  14.63
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total Return.....................     14.57%(C)    11.12%      35.27%     (47.88)%(C)    17.32%      35.65%      15.58%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).....................  $402,808     $353,536    $349,042    $303,822      $729,621    $565,255    $304,601
Ratio of Expenses to Average Net
 Assets (D)......................      0.27%(B)     0.28%       0.30%       0.26%(B)      0.25%       0.27%       0.32%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/
 or Recovery of Previously
 Waived Fees) (D)................      0.27%(B)     0.28%       0.30%       0.26%(B)      0.25%       0.27%       0.32%
Ratio of Net Investment Income
 to Average Net Assets...........      2.95%(B)     2.52%       3.28%       3.93%(B)      3.07%       3.42%       3.03%
------------------------------------------------------------------------------------------------------------------------

                                                              Emerging Markets Portfolio II
                                  ----------------------------------------------------------------------------------

                                      Six                                  Period
                                    Months         Year        Year       Dec. 1,        Year        Year       Year
                                     Ended        Ended       Ended       2007 to       Ended       Ended      Ended
                                   April 30,     Oct. 31,    Oct. 31,     Oct. 31,     Nov. 30,    Nov. 30,   Nov. 30,
                                     2011          2010        2009         2008         2007        2006       2005
                                  -------------------------------------------------------------------------------------
                                  (Unaudited)
Net Asset Value, Beginning of
 Period..........................  $  27.53     $  22.13    $  15.24    $  30.01      $  21.50    $ 16.79    $ 13.03
                                   --------     --------    --------    --------      --------    -------    -------
Income from Investment
 Operations
  Net Investment Income
   (Loss)........................      0.21(A)      0.48(A)     0.41(A)     0.68(A)       0.53(A)    0.45(A)    0.53(A)
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...................      2.94         5.37        7.29      (14.92)         8.42       4.74       3.47
                                   --------     --------    --------    --------      --------    -------    -------
   Total from Investment
    Operations...................      3.15         5.85        7.70      (14.24)         8.95       5.19       4.00
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
  Net Investment Income..........     (0.60)       (0.45)      (0.81)      (0.31)        (0.44)     (0.48)     (0.24)
  Net Realized Gains.............        --           --          --       (0.22)           --         --         --
                                   --------     --------    --------    --------      --------    -------    -------
   Total Distributions...........     (0.60)       (0.45)      (0.81)      (0.53)        (0.44)     (0.48)     (0.24)
                                   --------     --------    --------    --------      --------    -------    -------
Net Asset Value, End of
 Period..........................  $  30.08     $  27.53    $  22.13    $  15.24      $  30.01    $ 21.50    $ 16.79
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Total Return.....................     11.66%(C)    26.80%      53.72%     (48.27)%(C)    42.40%     31.67%     31.22%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).....................  $166,709     $156,091    $142,206    $112,592      $310,627    $62,633    $33,940
Ratio of Expenses to Average Net
 Assets (D)......................      0.37%(B)     0.37%       0.39%       0.35%(B)      0.39%      0.35%      0.41%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers and
 Assumption of Expenses and/
 or Recovery of Previously
 Waived Fees) (D)................      0.37%(B)     0.37%       0.39%       0.35%(B)      0.43%      0.74%      0.81%
Ratio of Net Investment Income
 to Average Net Assets...........      1.52%(B)     2.00%       2.42%       2.82%(B)      2.13%      2.38%      3.60%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

A. Organization:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio IV and Emerging Markets Portfolio II (the "Portfolios") are presented in this report.

   DFA International Value Portfolio IV and Emerging Markets Portfolio II primarily invest their assets in The DFA International Value Series and The Emerging Markets Series (the "Series"), respectively, each a corresponding Series of The DFA Investment Trust Company. At April 30, 2011, DFA International Value Portfolio IV and Emerging Markets Portfolio II owned 5% and 6% of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 - quoted prices in active markets for identical securities

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   The Portfolios' investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series', which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2011, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of the first $40 million of average daily net assets and no fees on assets exceeding $40 million for DFA International Value Portfolio IV and based on an effective annual rate of 0.15% of average daily net assets for Emerging Markets Portfolio II.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2011, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                   DFA International Value Portfolio IV. $12
                   Emerging Markets Portfolio II........   5

E. Federal Income Taxes:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2010 were classified to the following accounts. The reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     Increase                   Increase
                                                    (Decrease)                 (Decrease)
                                                  Undistributed               Accumulated                  Increase
                                                  Net Investment              Net Realized                (Decrease)
                                                      Income                 Gains (Losses)             Paid-In Capital
                                                  --------------             --------------             ---------------
DFA International Value Portfolio IV.............     $(16)                       $16                         --
Emerging Markets Portfolio II....................       36                        (35)                       $(1)

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2009 and the year ended
October 31, 2010 were as follows (amounts in thousands):

                                                  Net Investment
                                                      Income
                                                  and Short-Term               Long-Term
                                                  Capital Gains              Capital Gains                   Total
                                                  --------------             --------------             ---------------
DFA International Value Portfolio IV
2009.............................................    $21,099                      --                        $21,099
2010.............................................      9,866                      --                          9,866
Emerging Markets Portfolio II
2009.............................................      5,915                      --                          5,915
2010.............................................      2,834                      --                          2,834

   At October 31, 2010, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                      Undistributed
                                           Net                                   Total Net
                                       Investment                              Distributable
                                       Income and   Undistributed   Capital      Earnings/
                                       Short-Term     Long-Term       Loss     (Accumulated
                                      Capital Gains Capital Gains Carryforward    Losses)
                                      ------------- ------------- ------------ -------------
DFA International Value Portfolio IV.    $7,693          --        $(75,186)     $(67,493)
Emerging Markets Portfolio II........     2,845          --         (72,226)      (69,381)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2010, DFA International Value Portfolio IV and Emerging Markets Portfolio II Portfolios had capital loss carryforwards of $75,186 and $72,226 (in thousands), respectively, available to offset future realized capital gains through October 31, 2016. During the year ended October 31, 2010, DFA International Value Portfolio IV and Emerging Markets Portfolio II Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of $21,683 and $11,769 (in thousands), respectively.

   Some of the Portfolios' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2010, Emerging Markets Portfolio II had cumulative unrealized appreciation (depreciation) (mark to market) of $29 (in thousands) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2010, realized gains on the sale of passive foreign investment companies totaling $0 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                 Net
                                                                              Unrealized
                                      Federal    Unrealized    Unrealized    Appreciation
                                      Tax Cost  Appreciation (Depreciation) (Depreciation)
                                      --------- ------------ -------------- --------------
DFA International Value Portfolio IV.  $273,036   $136,439       $(6,646)      $129,793
Emerging Markets Portfolio II........    63,173     39,269        64,299        103,568

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be in a tax return. Management has analyzed the Portfolios' tax position and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

F. Line of Credit:

   The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC Bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Fund, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Fund anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2011.

G. Indemnitees; Contractual Obligations:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

I. Other:

   At April 30, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios.

                                                           Approximate
                                                            Percentage
                                              Number of   of Outstanding
                                             Shareholders     Shares
                                             ------------ --------------
       DFA International Value Portfolio IV.      1            100%
       Emerging Markets Portfolio II........      2            100%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

J. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       THE DFA INVESTMENT TRUST COMPANY
                          DISCLOSURE OF FUND EXPENSES
                                  (Unaudited)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   Actual Fund Return

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   Hypothetical Example for Comparison Purposes

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                Six Months Ended April 30, 2011

EXPENSE TABLES

                                      Beginning  Ending              Expenses
                                       Account  Account   Annualized   Paid
                                        Value    Value     Expense    During
                                      11/01/10  04/30/11    Ratio*   Period*
                                      --------- --------- ---------- --------
  The DFA International Value Series
  Actual Fund Return................. $1,000.00 $1,146.18   0.23%     $1.22
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.65   0.23%     $1.15

  The Emerging Markets Series
  Actual Fund Return................. $1,000.00 $1,117.61   0.19%     $1.00
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.85   0.19%     $0.95

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (Unaudited)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

                       The DFA International Value Series
                       Consumer Discretionary.....  15.4%
                       Consumer Staples...........   5.7%
                       Energy.....................  11.5%
                       Financials.................  30.3%
                       Health Care................   1.5%
                       Industrials................   9.6%
                       Information Technology.....   2.8%
                       Materials..................  12.7%
                       Other......................     --
                       Telecommunication Services.   7.1%
                       Utilities..................   3.4%
                                                   ------
                                                   100.0%

                          The Emerging Market Series
                     Consumer Discretionary........   7.1%
                     Consumer Staples..............   8.2%
                     Energy........................  15.2%
                     Financials....................  21.1%
                     Health Care...................   0.7%
                     Industrials...................   6.6%
                     Information Technology........  14.1%
                     Materials.....................  14.9%
                     Other.........................     --
                     Real Estate Investment Trusts.   0.1%
                     Telecommunication Services....   8.9%
                     Utilities.....................   3.1%
                                                    ------
                                                    100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                         Percentage
                                                 Shares     Value++    of Net Assets**
                                                --------- ------------ ---------------
COMMON STOCKS -- (83.0%).......................
AUSTRALIA -- (4.8%)............................
 #Australia & New Zealand Banking Group, Ltd... 1,696,439 $ 45,188,322       0.6%
 #National Australia Bank, Ltd................. 1,901,632   56,616,627       0.7%
   Wesfarmers, Ltd............................. 2,539,298   93,023,189       1.1%
   Other Securities............................            274,559,990       3.4%
                                                          ------------      -----
TOTAL AUSTRALIA................................            469,388,128       5.8%
                                                          ------------      -----

AUSTRIA -- (0.3%)..............................
   Other Securities............................             33,729,173       0.4%
                                                          ------------      -----

BELGIUM -- (0.8%)..............................
   Other Securities............................             81,832,923       1.0%
                                                          ------------      -----

CANADA -- (10.2%)..............................
 #Encana Corp.................................. 2,051,015   68,912,717       0.9%
 #Manulife Financial Corp...................... 3,219,919   57,820,033       0.7%
 #Nexen, Inc................................... 1,719,282   45,482,882       0.6%
 #Sun Life Financial, Inc...................... 1,494,503   48,919,049       0.6%
   Suncor Energy, Inc.......................... 2,545,871  117,344,432       1.4%
   Talisman Energy, Inc........................ 2,162,345   52,221,723       0.6%
   Teck Resources, Ltd. Class B................ 1,303,030   70,828,973       0.9%
 #Thomson Reuters Corp......................... 1,832,184   74,282,702       0.9%
 #TransCanada Corp............................. 1,941,948   83,556,205       1.0%
   Other Securities............................            368,196,722       4.5%
                                                          ------------      -----
TOTAL CANADA...................................            987,565,438      12.1%
                                                          ------------      -----

DENMARK -- (1.3%)..............................
   Other Securities............................            125,784,300       1.5%
                                                          ------------      -----

FINLAND -- (0.7%)..............................
   Other Securities............................             72,344,385       0.9%
                                                          ------------      -----

FRANCE -- (8.3%)...............................
 #AXA SA....................................... 3,678,548   82,466,032       1.0%
   BNP Paribas SA..............................   607,569   48,031,142       0.6%
   Cie de Saint-Gobain SA......................   875,747   60,426,286       0.8%
   Credit Agricole SA.......................... 2,709,992   45,077,952       0.6%
 #GDF Suez SA.................................. 2,720,289  111,230,825       1.4%
   Societe Generale Paris SA................... 1,255,581   83,907,846       1.0%
 #Vivendi SA................................... 3,447,034  108,081,627       1.3%
   Other Securities............................            270,063,507       3.3%
                                                          ------------      -----
TOTAL FRANCE...................................            809,285,217      10.0%
                                                          ------------      -----

GERMANY -- (8.1%)..............................
 #Allianz SE...................................   439,353   69,027,351       0.8%
 #Allianz SE Sponsored ADR..................... 2,834,240   44,639,280       0.6%
   Bayerische Motoren Werke AG.................   915,762   86,217,868       1.1%
  *Daimler AG.................................. 2,088,586  161,419,483       2.0%
   Deutsche Bank AG............................   965,050   62,853,121       0.8%
   Deutsche Telekom AG......................... 2,852,483   47,140,915       0.6%
 #Deutsche Telekom AG Sponsored ADR............ 3,099,741   51,455,701       0.6%
 #E.ON AG...................................... 1,598,720   54,642,935       0.7%
 #Munchener Rueckversicherungs-Gesellschaft AG.   412,644   68,067,628       0.8%
   Other Securities............................            139,601,150       1.7%
                                                          ------------      -----
TOTAL GERMANY..................................            785,065,432       9.7%
                                                          ------------      -----

GREECE -- (0.1%)...............................
   Other Securities............................             10,014,324       0.1%
                                                          ------------      -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                    Percentage
                                          Shares      Value++     of Net Assets**
                                        ---------- -------------- ---------------
HONG KONG -- (1.4%)
   Hutchison Whampoa, Ltd..............  5,618,000 $   64,322,781       0.8%
   Other Securities....................                73,073,228       0.9%
                                                   --------------      -----
TOTAL HONG KONG........................               137,396,009       1.7%
                                                   --------------      -----

IRELAND -- (0.1%)......................
   Other Securities....................                11,433,581       0.1%
                                                   --------------      -----

ISRAEL -- (0.4%).......................
   Other Securities....................                36,826,376       0.4%
                                                   --------------      -----

ITALY -- (1.5%)........................
   Other Securities....................               142,505,906       1.7%
                                                   --------------      -----

JAPAN -- (16.1%).......................
   Mitsubishi Heavy Industries, Ltd....  9,007,000     43,038,599       0.5%
 #Mitsubishi UFJ Financial Group, Inc.. 13,207,406     63,390,116       0.8%
   Nissan Motor Co., Ltd...............  4,831,600     46,487,303       0.6%
 #Sony Corp. Sponsored ADR.............  1,801,665     51,005,136       0.6%
 #Sumitomo Corp........................  3,241,900     44,721,492       0.5%
 #Toyota Motor Corp. Sponsored ADR.....    551,545     43,947,106       0.5%
   Other Securities....................             1,272,689,380      15.7%
                                                   --------------      -----
TOTAL JAPAN............................             1,565,279,132      19.2%
                                                   --------------      -----

MALAYSIA -- (0.0%).....................
   Other Securities....................                        --       0.0%
                                                   --------------      -----

NETHERLANDS -- (3.2%)..................
   ArcelorMittal NV....................  2,446,831     90,424,916       1.1%
 *ING Groep NV.........................  3,849,884     50,719,361       0.6%
 *Koninklijke Philips Electronics NV...  1,939,039     57,430,601       0.7%
   Other Securities....................               109,870,597       1.4%
                                                   --------------      -----
TOTAL NETHERLANDS......................               308,445,475       3.8%
                                                   --------------      -----

NEW ZEALAND -- (0.1%)..................
   Other Securities....................                 5,336,761       0.1%
                                                   --------------      -----

NORWAY -- (0.9%).......................
   Other Securities....................                87,106,036       1.1%
                                                   --------------      -----

PORTUGAL -- (0.1%).....................
   Other Securities....................                 9,833,096       0.1%
                                                   --------------      -----

SINGAPORE -- (1.0%)....................
   Other Securities....................                94,898,798       1.2%
                                                   --------------      -----

SPAIN -- (2.7%)........................
 #Repsol YPF SA Sponsored ADR..........  1,432,181     51,157,505       0.6%
   Other Securities....................               207,178,508       2.6%
                                                   --------------      -----
TOTAL SPAIN............................               258,336,013       3.2%
                                                   --------------      -----

SWEDEN -- (2.1%).......................
   Nordea Bank AB......................  4,013,687     45,762,056       0.6%
   Other Securities....................               162,959,751       2.0%
                                                   --------------      -----
TOTAL SWEDEN...........................               208,721,807       2.6%
                                                   --------------      -----

SWITZERLAND -- (5.2%)..................
 #Holcim, Ltd. AG......................    886,165     77,213,358       0.9%
   Swiss Reinsurance Co., Ltd. AG......  1,108,107     66,116,889       0.8%
   Zurich Financial Services AG........    322,634     90,717,790       1.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                                                  Percentage
                                                                                     Shares         Value++     of Net Assets**
                                                                                  -------------- -------------- ---------------
SWITZERLAND -- (Continued).......................................................
   Other Securities..............................................................                $  273,495,501       3.4%
                                                                                                 --------------     ------
TOTAL SWITZERLAND................................................................                   507,543,538       6.2%
                                                                                                 --------------     ------

UNITED KINGDOM -- (13.6%)........................................................
   Aviva P.L.C...................................................................      7,396,866     55,357,784       0.7%
 #Barclays P.L.C. Sponsored ADR..................................................      4,180,831     79,644,831       1.0%
   Kingfisher P.L.C..............................................................     10,285,817     47,258,773       0.6%
   Royal Dutch Shell P.L.C. ADR..................................................      3,242,203    254,059,027       3.1%
   Vodafone Group P.L.C..........................................................     34,976,333    101,109,152       1.2%
   Vodafone Group P.L.C. Sponsored ADR...........................................      8,335,538    242,730,867       3.0%
   Xstrata P.L.C.................................................................      3,843,909     98,592,431       1.2%
   Other Securities..............................................................                   442,839,701       5.5%
                                                                                                 --------------     ------
TOTAL UNITED KINGDOM.............................................................                 1,321,592,566      16.3%
                                                                                                 --------------     ------
TOTAL COMMON STOCKS..............................................................                 8,070,264,414      99.2%
                                                                                                 --------------     ------
RIGHTS/WARRANTS -- (0.0%)........................................................
PORTUGAL -- (0.0%)...............................................................
   Other Securities..............................................................                       134,266       0.0%
                                                                                                 --------------     ------

SPAIN -- (0.0%)..................................................................
   Other Securities..............................................................                       257,338       0.0%
                                                                                                 --------------     ------
TOTAL RIGHTS/WARRANTS............................................................                       391,604       0.0%
                                                                                                 --------------     ------

                                                                                      Face
                                                                                     Amount         Value+
                                                                                  -------------- --------------
                                                                                      (000)
TEMPORARY CASH INVESTMENTS -- (0.1%).............................................
 Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized
   by $8,145,000 FNMA 2.24%, 07/06/15, valued at $8,348,625) to be
   repurchased at $8,222,130.....................................................         $8,222      8,222,000       0.1%
                                                                                                 --------------     ------

                                                                                     Shares/
                                                                                      Face
                                                                                     Amount
                                                                                  --------------
                                                                                      (000)
SECURITIES LENDING COLLATERAL -- (16.9%).........................................
(S)@DFA Short Term Investment Fund...............................................  1,646,576,000  1,646,576,000      20.3%
  @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11
   (Collateralized by $48,926,610 FNMA 2.063%(r), 06/01/35, valued at
   $1,348,186)## to be repurchased at $1,321,755................................. $        1,322      1,321,751        0.0%
                                                                                                 --------------     ------

TOTAL SECURITIES LENDING COLLATERAL..............................................                 1,647,897,751      20.3%
                                                                                                 --------------     ------

TOTAL INVESTMENTS -- (100.0%)....................................................
 (Cost $7,369,761,306)...........................................................                $9,726,775,769     119.6%
                                                                                                 ==============     ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                 Valuation Inputs
                               -----------------------------------------------------

                                      Investment in Securities (Market Value)
                               -----------------------------------------------------
                                   Level 1        Level 2     Level 3     Total
                               --------------- -------------- ------- --------------
Common Stocks
 Australia.................... $     8,439,298 $  460,948,830   --    $  469,388,128
 Austria......................              --     33,729,173   --        33,729,173
 Belgium......................       4,541,994     77,290,929   --        81,832,923
 Canada.......................     987,565,438             --   --       987,565,438
 Denmark......................              --    125,784,300   --       125,784,300
 Finland......................       2,515,212     69,829,173   --        72,344,385
 France.......................      33,906,195    775,379,022   --       809,285,217
 Germany......................     123,575,824    661,489,608   --       785,065,432
 Greece.......................         984,576      9,029,748   --        10,014,324
 Hong Kong....................              --    137,396,009   --       137,396,009
 Ireland......................       6,174,077      5,259,504   --        11,433,581
 Israel.......................       4,108,164     32,718,212   --        36,826,376
 Italy........................      28,173,735    114,332,171   --       142,505,906
 Japan........................     134,310,391  1,430,968,741   --     1,565,279,132
 Malaysia.....................              --             --   --                --
 Netherlands..................      26,000,266    282,445,209   --       308,445,475
 New Zealand..................              --      5,336,761   --         5,336,761
 Norway.......................         533,709     86,572,327   --        87,106,036
 Portugal.....................              --      9,833,096   --         9,833,096
 Singapore....................              --     94,898,798   --        94,898,798
 Spain........................     100,033,060    158,302,953   --       258,336,013
 Sweden.......................      14,472,862    194,248,945   --       208,721,807
 Switzerland..................      66,974,850    440,568,688   --       507,543,538
 United Kingdom...............     663,451,513    658,141,053   --     1,321,592,566
Rights/Warrants
 Portugal.....................         134,266             --   --           134,266
 Spain........................         257,338             --   --           257,338
Temporary Cash Investments....              --      8,222,000   --         8,222,000
Securities Lending Collateral.              --  1,647,897,751   --     1,647,897,751
                               --------------- --------------   --    --------------

TOTAL......................... $2,206,152,768  $7,520,623,001   --    $9,726,775,769
                               =============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                April 30, 2011
                                  (Unaudited)

                                                                                    Percentage
                                                            Shares     Value++    of Net Assets**
                                                          ---------- ------------ ---------------
COMMON STOCKS -- (85.0%).................................
BRAZIL -- (4.6%).........................................
   BRF - Brasil Foods SA ADR.............................    590,060 $ 12,220,143       0.4%
   Petroleo Brasilerio SA ADR............................  1,009,389   37,680,491       1.4%
 #Vale SA Sponsored ADR..................................    375,714   12,548,848       0.4%
   Other Securities......................................              70,233,484       2.6%
                                                                     ------------      -----
TOTAL BRAZIL.............................................             132,682,966       4.8%
                                                                     ------------      -----

CHILE -- (1.7%)..........................................
   Other Securities......................................              50,098,578       1.8%
                                                                     ------------      -----

CHINA -- (12.0%).........................................
   Bank of China, Ltd.................................... 40,360,100   22,390,727       0.8%
   China Construction Bank Corp.......................... 26,181,590   24,825,704       0.9%
 #China Life Insurance Co., Ltd. ADR.....................    250,705   13,460,351       0.5%
 #China Mobile, Ltd. Sponsored ADR.......................    696,697   32,110,765       1.2%
 #CNOOC, Ltd. ADR........................................     68,756   17,151,184       0.6%
   Industrial & Commercial Bank of China, Ltd. Series H.. 35,627,185   30,219,447       1.1%
 #PetroChina Co., Ltd. ADR...............................    116,910   17,019,758       0.6%
 #Tencent Holdings, Ltd..................................    700,600   20,095,538       0.8%
   Other Securities......................................             172,363,905       6.3%
                                                                     ------------      -----
TOTAL CHINA..............................................             349,637,379      12.8%
                                                                     ------------      -----

COLOMBIA -- (0.4%).......................................
   Other Securities......................................              10,070,883       0.4%
                                                                     ------------      -----

CZECH REPUBLIC -- (0.6%).................................
   Other Securities......................................              18,089,752       0.7%
                                                                     ------------      -----

EGYPT -- (0.1%)..........................................
   Other Securities......................................               3,237,365       0.1%
                                                                     ------------      -----

HUNGARY -- (0.7%)........................................
   Other Securities......................................              19,965,905       0.7%
                                                                     ------------      -----

INDIA -- (8.4%)..........................................
   HDFC Bank, Ltd........................................    306,074   15,870,362       0.6%
   Infosys Technologies, Ltd.............................    282,676   18,581,616       0.7%
 #Infosys Technologies, Ltd. Sponsored ADR...............    233,496   15,219,269       0.5%
   Reliance Industries, Ltd..............................  1,645,075   36,515,394       1.3%
   Tata Consultancy Services, Ltd........................    481,215   12,667,589       0.5%
   Other Securities......................................             146,193,541       5.3%
                                                                     ------------      -----
TOTAL INDIA..............................................             245,047,771       8.9%
                                                                     ------------      -----

INDONESIA -- (2.5%)......................................
   PT Astra International Tbk............................  2,078,561   13,661,027       0.5%
   Other Securities......................................              59,463,387       2.2%
                                                                     ------------      -----
TOTAL INDONESIA..........................................              73,124,414       2.7%
                                                                     ------------      -----

ISRAEL -- (0.0%).........................................
   Other Securities......................................                      37       0.0%
                                                                     ------------      -----

MALAYSIA -- (3.4%).......................................
   Other Securities......................................              98,899,092       3.6%
                                                                     ------------      -----

MEXICO -- (6.2%).........................................
 #America Movil S.A.B. de C.V. Series L.................. 22,345,121   64,016,791       2.3%
 #Fomento Economico Mexicano S.A.B. de C.V. Series B & D.  2,109,900   13,267,863       0.5%
   Grupo Mexico S.A.B. de C.V. Series B..................  3,928,317   13,602,050       0.5%
 #Wal-Mart de Mexico S.A.B. de C.V. Series V.............  6,300,780   19,704,134       0.7%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             Percentage
                                                   Shares      Value++     of Net Assets**
                                                 ---------- -------------- ---------------
MEXICO -- (Continued)...........................
   Other Securities.............................            $   70,617,877       2.6%
                                                            --------------      -----
TOTAL MEXICO....................................               181,208,715       6.6%
                                                            --------------      -----

PERU -- (0.4%)..................................
   Other Securities.............................                11,168,752       0.4%
                                                            --------------      -----

PHILIPPINES -- (0.4%)...........................
   Other Securities.............................                12,189,372       0.5%
                                                            --------------      -----

POLAND -- (1.4%)................................
   Other Securities.............................                39,864,572       1.5%
                                                            --------------      -----

RUSSIA -- (5.0%)................................
   Gazprom OAO Sponsored ADR....................  3,487,010     59,083,004       2.1%
   Lukoil OAO Sponsored ADR.....................    354,178     24,616,048       0.9%
   MMC Norilsk Nickel JSC ADR...................    597,703     16,545,199       0.6%
   Other Securities.............................                45,640,181       1.7%
                                                            --------------      -----
TOTAL RUSSIA....................................               145,884,432       5.3%
                                                            --------------      -----

SOUTH AFRICA -- (7.8%)..........................
   Impala Platinum Holdings, Ltd................    478,692     14,970,063       0.5%
   MTN Group, Ltd...............................  1,659,950     36,468,496       1.3%
   Naspers, Ltd. Series N.......................    324,237     19,216,311       0.7%
  #Sasol, Ltd. Sponsored ADR....................    721,569     41,721,120       1.5%
   Standard Bank Group, Ltd.....................    861,864     13,536,033       0.5%
   Other Securities.............................               102,788,992       3.8%
                                                            --------------      -----
TOTAL SOUTH AFRICA..............................               228,701,015       8.3%
                                                            --------------      -----

SOUTH KOREA -- (14.3%)..........................
   Hyundai Heavy Industries Co., Ltd............     39,086     19,548,628       0.7%
  #Hyundai Mobis................................     53,070     17,800,124       0.6%
   Hyundai Motor Co., Ltd.......................     95,919     22,123,640       0.8%
   Kia Motors Corp..............................    225,130     16,195,539       0.6%
   LG Chemical, Ltd.............................     32,392     16,092,933       0.6%
   POSCO........................................     46,060     20,212,768       0.7%
  #Samsung Electronics Co., Ltd.................     95,982     80,171,919       2.9%
   Samsung Electronics Co., Ltd. GDR............     49,372     20,610,804       0.8%
  #SK Innovation Co., Ltd.......................     51,889     11,287,927       0.4%
   Other Securities.............................               193,951,277       7.1%
                                                            --------------      -----
TOTAL SOUTH KOREA...............................               417,995,559      15.2%
                                                            --------------      -----

TAIWAN -- (11.6%)...............................
   China Steel Corp.............................  9,036,342     11,189,970       0.4%
   Formosa Chemicals & Fiber Co., Ltd...........  3,356,445     13,573,038       0.5%
   Formosa Plastics Corp........................  4,522,648     18,520,887       0.7%
   Hon Hai Precision Industry Co., Ltd..........  5,190,997     19,712,931       0.7%
   HTC Corp.....................................    553,558     25,196,124       0.9%
   Nan Ya Plastic Corp..........................  6,052,564     18,590,966       0.7%
  #Taiwan Semiconductor Manufacturing Co., Ltd.. 22,386,808     57,903,170       2.1%
   Other Securities.............................               174,610,573       6.4%
                                                            --------------      -----
TOTAL TAIWAN....................................               339,297,659      12.4%
                                                            --------------      -----

THAILAND -- (1.9%)..............................
   Other Securities.............................                54,725,930       2.0%
                                                            --------------      -----

TURKEY -- (1.6%)................................
   Other Securities.............................                47,787,564       1.7%
                                                            --------------      -----
TOTAL COMMON STOCKS.............................             2,479,677,712      90.4%
                                                            --------------      -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                                                 Percentage
                                                                                     Shares        Value++     of Net Assets**
                                                                                  ------------- -------------- ---------------
PREFERRED STOCKS -- (8.3%).......................................................
BRAZIL -- (8.3%).................................................................
 Banco Bradesco SA...............................................................    1,584,132  $   31,396,667       1.2%
 Cia de Bebidas das Americas SA Preferred ADR....................................      661,939      21,565,973       0.8%
 Itau Unibanco Holding SA........................................................    1,765,755      41,248,091       1.5%
 Petroleo Brasilerio SA ADR......................................................    1,376,550      45,935,474       1.7%
 Vale SA Series A................................................................    1,412,691      41,405,531       1.5%
 Other Securities................................................................                   61,470,052       2.2%
                                                                                                --------------     ------
TOTAL BRAZIL.....................................................................                  243,021,788       8.9%
                                                                                                --------------     ------
TOTAL PREFERRED STOCKS...........................................................                  243,021,788       8.9%
                                                                                                --------------     ------
RIGHTS/WARRANTS -- (0.0%)........................................................
BRAZIL -- (0.0%).................................................................
 Other Securities................................................................                          106       0.0%
                                                                                                --------------     ------

TAIWAN -- (0.0%).................................................................
 Other Securities................................................................                       26,088       0.0%
                                                                                                --------------     ------
TOTAL RIGHTS/WARRANTS............................................................                       26,194       0.0%
                                                                                                --------------     ------

                                                                                      Face
                                                                                     Amount        Value+
                                                                                  ------------- --------------
                                                                                      (000)
TEMPORARY CASH INVESTMENTS -- (0.2%).............................................
 Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/02/11 (Collateralized
   by $6,705,000 FNMA 2.24%, 07/06/15, valued at $6,872,625) to be repurchased
   at $6,769,107.................................................................       $6,769       6,769,000       0.2%
                                                                                                --------------     ------

                                                                                     Shares
                                                                                  / Face Amount
                                                                                  -------------
                                                                                      (000)
SECURITIES LENDING COLLATERAL -- (6.5%)..........................................
(S)@DFA Short Term Investment Fund...............................................  188,392,000     188,392,000       6.9%
 @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.04%, 05/02/11
  (Collateralized by $48,926,610 FNMA 2.063%(r), 06/01/35, valued at $179,153)##
  to be repurchased at $175,641.................................................. $        176         175,640       0.0%
                                                                                                --------------     ------

TOTAL SECURITIES LENDING COLLATERAL..............................................                  188,567,640       6.9%
                                                                                                --------------     ------

TOTAL INVESTMENTS -- (100.0%)....................................................
 (Cost $1,415,552,525)...........................................................               $2,918,062,334     106.4%
                                                                                                ==============     ======

THE EMERGING MARKETS SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of April 30, 2011 is as follows (See Security Valuation Note):

                                                Valuation Inputs
                               --------------------------------------------------

                                    Investment in Securities (Market Value)
                               --------------------------------------------------
                                 Level 1       Level 2     Level 3     Total
                               ------------ -------------- ------- --------------
Common Stocks
 Brazil....................... $132,682,966             --   --    $  132,682,966
 Chile........................   50,098,578             --   --        50,098,578
 China........................  100,798,351 $  248,839,028   --       349,637,379
 Colombia.....................   10,070,883             --   --        10,070,883
 Czech Republic...............           --     18,089,752   --        18,089,752
 Egypt........................           --      3,237,365   --         3,237,365
 Hungary......................           --     19,965,905   --        19,965,905
 India........................   30,113,356    214,934,415   --       245,047,771
 Indonesia....................           --     73,124,414   --        73,124,414
 Israel.......................           --             37   --                37
 Malaysia.....................    2,163,060     96,736,032   --        98,899,092
 Mexico.......................  181,200,077          8,638   --       181,208,715
 Peru.........................   11,168,752             --   --        11,168,752
 Philippines..................           --     12,189,372   --        12,189,372
 Poland.......................           --     39,864,572   --        39,864,572
 Russia.......................      740,666    145,143,766   --       145,884,432
 South Africa.................   64,559,947    164,141,068   --       228,701,015
 South Korea..................    5,334,552    412,661,007   --       417,995,559
 Taiwan.......................    9,062,700    330,234,959   --       339,297,659
 Thailand.....................   54,725,930             --   --        54,725,930
 Turkey.......................      443,693     47,343,871   --        47,787,564
Preferred Stocks..............
 Brazil.......................  243,021,788             --   --       243,021,788
Rights/Warrants...............
 Brazil.......................          106             --   --               106
 Taiwan.......................           --         26,088   --            26,088
Temporary Cash Investments....           --      6,769,000   --         6,769,000
Securities Lending Collateral.           --    188,567,640   --       188,567,640
                               ------------ --------------   --    --------------

TOTAL......................... $896,185,405 $2,021,876,929   --    $2,918,062,334
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2011
                                  (Unaudited)

                            (Amounts in thousands)

                                                                                                 The DFA
                                                                                              International The Emerging
                                                                                                  Value       Markets
                                                                                                 Series        Series
                                                                                              ------------- ------------
ASSETS:
Investments at Value (including $1,489,149 and $179,800 of securities on loan, respectively).  $8,070,656    $2,722,725
Temporary Cash Investments at Value & Cost...................................................       8,222         6,769
Collateral Received from Securities on Loan at Value & Cost..................................       1,322           176
Affiliated Collateral Received from Securities on Loan at Value & Cost.......................   1,646,576       188,392
Foreign Currencies at Value..................................................................      29,913         7,252
Cash.........................................................................................          16         1,212
Receivables:
 Investment Securities Sold..................................................................      18,234        23,773
 Dividends, Interest and Tax Reclaims........................................................      35,891         6,291
 Securities Lending Income...................................................................       3,179           222
 Fund Shares Sold............................................................................       1,237         1,007
Unrealized Gain on Foreign Currency Contracts................................................          59             1
Prepaid Expenses and Other Assets............................................................          14             5
                                                                                               ----------    ----------
   Total Assets..............................................................................   9,815,319     2,957,825
                                                                                               ----------    ----------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned............................................................   1,647,898       188,568
 Investment Securities Purchased.............................................................      35,319        21,582
 Fund Shares Redeemed........................................................................         290           141
 Due to Advisor..............................................................................       1,304           224
Unrealized Loss on Foreign Currency Contracts................................................          58            --
Deferred Thailand Capital Gains Tax..........................................................          --         4,947
Accrued Expenses and Other Liabilities.......................................................         507           334
                                                                                               ----------    ----------
   Total Liabilities.........................................................................   1,685,376       215,796
                                                                                               ----------    ----------
NET ASSETS                                                                                     $8,129,943    $2,742,029
                                                                                               ==========    ==========
Investments at Cost..........................................................................  $5,713,642    $1,220,216
                                                                                               ----------    ----------
Foreign Currencies at Cost...................................................................  $   29,193    $    7,196
                                                                                               ----------    ----------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 2011

                                  (Unaudited)
                            (Amounts in thousands)

                                                                                  The DFA
                                                                               International The Emerging
                                                                                   Value       Markets
                                                                                  Series        Series
                                                                               ------------- ------------
Investment Income
 Dividends (Net of Foreign Taxes Withheld of $8,897 and $1,822, respectively).  $  113,603     $ 22,931
 Interest.....................................................................          16            8
 Income from Securities Lending...............................................       5,858        1,335
                                                                                ----------     --------
     Total Investment Income..................................................     119,477       24,274
                                                                                ----------     --------
Expenses
 Investment Advisory Services Fees............................................       7,445        1,293
 Accounting & Transfer Agent Fees.............................................         357          132
 Custodian Fees...............................................................         565          901
 Shareholders' Reports........................................................          19            7
 Directors'/Trustees' Fees & Expenses.........................................          46           16
 Professional Fees............................................................          71           59
 Other........................................................................          69           29
                                                                                ----------     --------
     Total Expenses...........................................................       8,572        2,437
                                                                                ----------     --------
 Net Investment Income (Loss).................................................     110,905       21,837
                                                                                ----------     --------
Realized and Unrealized Gain (Loss)
 Net Realized Gain (Loss) on:.................................................
   Investment Securities Sold.................................................     132,766      136,468
   Foreign Currency Transactions..............................................       1,257          368*
 Change in Unrealized Appreciation (Depreciation) of:.........................
   Investment Securities and Foreign Currency.................................     778,946      130,547
   Translation of Foreign Currency Denominated Amounts........................         338            3
 Change in Deferred Thailand Capital Gains Tax................................          --         (519)
                                                                                ----------     --------
 Net Realized and Unrealized Gain (Loss)......................................     913,307      266,867
                                                                                ----------     --------
Net Increase (Decrease) in Net Assets Resulting from Operations...............  $1,024,212     $288,704
                                                                                ==========     ========

--------
*Net of foreign capital gain taxes withheld of $212.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (Amounts in thousands)

                                                                         The DFA International         The Emerging
                                                                             Value Series             Markets Series
                                                                        ----------------------    ----------------------
                                                                        Six Months     Year       Six Months     Year
                                                                           Ended      Ended          Ended      Ended
                                                                         April 30,   Oct. 31,      April 30,   Oct. 31,
                                                                           2011        2010          2011        2010
                                                                        ----------- ----------    ----------- ----------
                                                                        (Unaudited)               (Unaudited)
Increase (Decrease) in Net Assets
Operations:
 Net Investment Income (Loss).......................................... $  110,905  $  164,482    $   21,837  $   48,891
 Net Realized Gain (Loss) on:..........................................
   Investment Securities Sold..........................................    132,766     360,748       136,468     160,587
   Foreign Currency Transactions.......................................      1,257        (156)          368*        541
 Change in Unrealized Appreciation (Depreciation) of:..................
   Investment Securities and Foreign Currency..........................    778,946     182,952       130,547     337,045
   Translation of Foreign Currency Denominated Amounts.................        338         537             3          (5)
 Change in Deferred Thailand Capital Gains Tax.........................         --          --          (519)     (2,275)
                                                                        ----------  ----------    ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...  1,024,212     708,563       288,704     544,784
                                                                        ----------  ----------    ----------  ----------
Transactions in Interest:
 Contributions.........................................................    303,154     611,794       126,062     199,169
 Withdrawals...........................................................   (117,056)   (592,688)     (202,230)   (323,776)
                                                                        ----------  ----------    ----------  ----------
     Net Increase (Decrease) from Transactions in Interest.............    186,098      19,106       (76,168)   (124,607)
                                                                        ----------  ----------    ----------  ----------
     Total Increase (Decrease) in Net Assets...........................  1,210,310     727,669       212,536     420,177
Net Assets
 Beginning of Period...................................................  6,919,633   6,191,964     2,529,493   2,109,316
                                                                        ----------  ----------    ----------  ----------
 End of Period......................................................... $8,129,943  $6,919,633    $2,742,029  $2,529,493
                                                                        ==========  ==========    ==========  ==========

--------
*Net of foreign capital gain taxes withheld of $212.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                          The DFA International Value Series+
                               -----------------------------------------------------------------------------------------
                                                                          Period
                                Six Months       Year        Year        Dec. 1,         Year        Year        Year
                                   Ended        Ended       Ended        2007 to        Ended       Ended       Ended
                                 April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,    Nov. 30,
                                   2011          2010        2009          2008          2007        2006        2005
-----------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Total Return..................      14.62%(C)      11.13%      35.41%     (47.87)%(C)      17.32%      35.73%      15.61%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $8,129,943     $6,919,633  $6,191,964  $4,700,337      $9,638,721  $7,457,252  $4,367,698
Ratio of Expenses to Average
 Net Assets...................       0.23%(B)       0.24%       0.24%       0.23%(B)        0.23%       0.23%       0.27%
Ratio of Net Investment
 Income to Average Net Assets.       3.01%(B)       2.55%       3.22%       4.15%(B)        3.04%       3.29%       2.71%
Portfolio Turnover Rate.......          5%(C)         20%         18%         16%(C)          16%          8%         10%
-----------------------------------------------------------------------------------------------------------------------

                                                              The Emerging Markets Series
                               -----------------------------------------------------------------------------------------
                                                                          Period
                                Six Months       Year        Year        Dec. 1,         Year        Year        Year
                                   Ended        Ended       Ended        2007 to        Ended       Ended       Ended
                                 April 30,     Oct. 31,    Oct. 31,      Oct. 31,      Nov. 30,    Nov. 30,    Nov. 30,
                                   2011          2010        2009          2008          2007        2006        2005
-----------------------------------------------------------------------------------------------------------------------
                                (Unaudited)
Total Return..................      11.76%(C)      27.04%      53.99%     (48.15)%(C)      42.62%      31.87%      31.23%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands).................. $2,742,029     $2,529,493  $2,109,316  $1,624,524      $3,707,790  $2,414,971  $1,852,565
Ratio of Expenses to Average
 Net Assets...................       0.19%(B)       0.19%       0.20%       0.18%(B)        0.19%       0.20%       0.27%
Ratio of Net Investment
 Income to Average Net Assets.       1.70%(B)       2.18%       2.57%       3.00%(B)        2.52%       2.54%       3.70%
Portfolio Turnover Rate.......          6%(C)         12%         14%         19%(C)           7%         11%          9%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.
+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (Unaudited)

A. Organization:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven investment portfolios, of which two The DFA International Value Series and The Emerging Markets Series (the "Series") are presented in this report.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Series' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series' foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the six months ended April 30, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Series do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to become a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2011, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Emerging Markets Series is also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended April 30, 2011, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% and 0.10% of average daily net assets for The DFA International Value Series and The Emerging Markets Series, respectively.

Fees Paid to Officers and Directors/Trustees:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2011, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

   At April 30, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    The DFA International Value Series  $199
                    The Emerging Markets Series           68

E. Purchases and Sales of Securities:

   For the six months ended April 30, 2011, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

                                                 Purchases  Sales
                                                 --------- --------
             The DFA International Value Series. $651,422  $376,563
             The Emerging Markets Series........  157,324   227,516

   There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2010, The Emerging Markets Series had cumulative unrealized appreciation (depreciation) (mark to market) of $462 (in thousands) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2010, realized gains on the sale of passive foreign investment companies totaling $0 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

   At April 30, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                Net
                                                                             Unrealized
                                     Federal    Unrealized    Unrealized    Appreciation
                                     Tax Cost  Appreciation (Depreciation) (Depreciation)
                                    ---------- ------------ -------------- --------------
The DFA International Value Series. $7,369,966  $2,452,488    $(95,678)      $2,356,810
The Emerging Markets Series........  1,415,979   1,520,666     (18,583)      $1,502,083

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series' tax positions and has concluded that no provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

G. Financial Instruments:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   At April 30, 2011, the Series had no outstanding futures contracts.

H. Line of Credit:

   The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with PNC bank, an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 21, 2011; however, PNC Bank is expected to extend the term of the line of credit to June 30, 2011. The Trust, together with other Dimensional-advised portfolios, is currently negotiating a new $250 million unsecured discretionary line of credit with The Bank of New York Mellon, an affiliate of its domestic custodian bank, to replace the existing line of credit. The Trust anticipates the new line of credit will have substantially the same terms and conditions as the existing line of credit. There were no borrowing by the Series under this line of credit during the six months ended April 30, 2011.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012.

   For the six months ended April 30, 2011, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

                                      Weighted      Weighted    Number of   Interest Maximum Amount
                                       Average      Average        Days     Expense  Borrowed During
                                    Interest Rate Loan Balance Outstanding* Incurred   the Period
                                    ------------- ------------ ------------ -------- ---------------
The DFA International Value Series.     0.91%        $1,607          5         --        $ 4,688
The Emerging Markets Series........     0.91%         4,846         29        $ 4         15,798

   *Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2011 that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of April 30, 2011.

I. Securities Lending:

   As of April 30, 2011, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. In addition, The Emerging Markets Series received non-cash collateral with a market value of $91,717 (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loan securities in The DFA Short Term Investment Fund LP (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05%of the average daily net assets of the Money Market Series. Each Series also may invest in cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securites. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Recently Issued Accounting Standards:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. Other:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. Subsequent Event Evaluations:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning
July 1st and ending June 30th.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

   At the Board meeting held on December 17, 2010 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreements and the sub-advisory agreements for each series (collectively, the "Funds"). Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor to the Funds. (The investment management agreements and the sub-advisory agreements are referred to as the "Advisory Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the "Lipper Reports"), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor's investment style and methodologies in managing the Funds are not designed to track traditional indexes.As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other "non-1940 Act registered" investment vehicles. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

                             LOGO   DFA043011-011S

ITEM 2.   CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.   INVESTMENTS.

(a) Please see schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each master fund in which a series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

 Name of Entity for which Schedule of   Relationship to Series of the
 Investments is Provided                Registrant

 -----------------------------------------------------------------------------
 U.S. Large Company Portfolio           Series of Registrant

 -----------------------------------------------------------------------------
 The U.S. Large Cap Value Series        Master fund for U.S. Large Cap Value
                                        Portfolio II, U.S. Large Cap Value
                                        Portfolio III and LWAS/DFA U.S. High
                                        Book to Market Portfolio

 -----------------------------------------------------------------------------
 The DFA International Value Series     Master fund for DFA International
                                        Value Portfolio, DFA International
                                        Value Portfolio II, DFA International
                                        Value Portfolio III and DFA
                                        International Value Portfolio IV

 -----------------------------------------------------------------------------
 The Emerging Markets Series            Master fund for Emerging Markets
                                        Portfolio II
 -----------------------------------------------------------------------------
 The Tax-Managed U.S. Marketwide Value  Master fund for Tax-Managed U.S.
 Series                                 Marketwide Value Portfolio II

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

                ADR     American Depository Receipt
                FHLMC   Federal Home Loan Mortgage Corporation
                FNMA    Federal National Mortgage Association
                GDR     Global Depository Receipt
                NVDR    Non-Voting Depository Receipt
                P.L.C.  Public Limited Company

Investment Footnotes

+    See Security Valuation Note within the Notes to Schedules of Investments.
++   Securities have generally been fair valued. See Security Valuation Note within the
     Notes to Schedules of Investments.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
@    Security purchased with cash proceeds from securities on loan.
..    Security is being fair valued as of April 30, 2011.
--   Amounts designated as -- are either zero or rounded to zero.
(S)  Affiliated Fund.
##   Par amount of collateral is a part of a pooled collateral facility. Value is indicative of the value allocated to this Portfolio/Series as a part of this facility.

                         U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                      Shares        Value+
      COMMON STOCKS -- (95.3%)....................
      Consumer Discretionary -- (10.1%)...........
         #Abercrombie & Fitch Co..................    28,774   $ 2,037,199
         *Amazon.com, Inc.........................   117,505    23,089,733
         *Apollo Group, Inc. Class A..............    40,600     1,625,218
        #*AutoNation, Inc.........................    21,141       716,891
         *AutoZone, Inc...........................     8,810     2,487,768
         *Bed Bath & Beyond, Inc..................    84,010     4,714,641
         #Best Buy Co., Inc.......................   107,904     3,368,763
         *Big Lots, Inc...........................    24,889     1,023,187
          Cablevision Systems Corp................    76,701     2,702,176
         *CarMax, Inc.............................    74,387     2,581,229
          Carnival Corp...........................   142,330     5,418,503
          CBS Corp. Class B.......................   221,756     5,592,686
          Coach, Inc..............................    97,546     5,834,226
          Comcast Corp. Class A...................   915,683    24,027,522
          Darden Restaurants, Inc.................    45,542     2,139,108
          DeVry, Inc..............................    20,324     1,075,140
         *DIRECTV Class A.........................   261,700    12,716,003
         *Discovery Communications, Inc. Class A..    92,859     4,109,939
          DR Horton, Inc..........................    92,677     1,152,902
          Expedia, Inc............................    65,981     1,651,504
          Family Dollar Stores, Inc...............    41,682     2,259,581
         *Ford Motor Co........................... 1,247,529    19,299,274
          Fortune Brands, Inc.....................    50,598     3,292,918
        #*GameStop Corp. Class A..................    49,924     1,282,048
          Gannett Co., Inc........................    79,048     1,190,463
          Gap, Inc................................   143,856     3,343,213
          Genuine Parts Co........................    51,995     2,792,132
         *Goodyear Tire & Rubber Co...............    80,133     1,454,414
         #H&R Block, Inc..........................   100,671     1,740,602
          Harley-Davidson, Inc....................    77,684     2,894,506
          Harman International Industries, Inc....    22,977     1,115,074
          Hasbro, Inc.............................    45,195     2,116,934
          Home Depot, Inc.........................   540,479    20,073,390
          International Game Technology...........    98,544     1,743,243
          Interpublic Group of Cos., Inc. (The)...   161,337     1,895,710
          J.C. Penney Co., Inc....................    78,063     3,001,522
          Johnson Controls, Inc...................   223,387     9,161,101
          Kohl's Corp.............................    96,435     5,083,089
          Leggett & Platt, Inc....................    48,283     1,269,360
         #Lennar Corp. Class A....................    52,997     1,006,413
          Limited Brands, Inc.....................    87,235     3,590,593
          Lowe's Cos., Inc........................   455,122    11,946,952
          Macy's, Inc.............................   139,603     3,337,908
         #Marriott International, Inc. Class A....    95,863     3,383,964
          Mattel, Inc.............................   114,994     3,072,640
          McDonald's Corp.........................   344,077    26,944,670
          McGraw-Hill Cos., Inc...................   101,141     4,093,176
        #*Netflix, Inc............................    14,478     3,368,596
          Newell Rubbermaid, Inc..................    95,839     1,826,691
          News Corp. Class A......................   753,169    13,421,472
          NIKE, Inc. Class B......................   126,245    10,392,488
         #Nordstrom, Inc..........................    55,360     2,632,368
          Omnicom Group, Inc......................    93,680     4,608,119
         *O'Reilly Automotive, Inc................    46,544     2,748,889
          Polo Ralph Lauren Corp..................    21,571     2,820,840
         *Priceline.com, Inc......................    16,210     8,867,032
         *Pulte Group, Inc........................   110,866       901,341
         #RadioShack Corp.........................    34,892       551,643

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                      Shares         Value+
    Consumer Discretionary -- (Continued)
        Ross Stores, Inc............................  39,274   $  2,894,101
        Scripps Networks Interactive, Inc...........  29,876      1,536,224
      #*Sears Holdings Corp.........................  14,366      1,235,045
        Snap-On, Inc................................  19,222      1,187,343
        Stanley Black & Decker, Inc.................  55,144      4,006,212
        Staples, Inc................................ 237,278      5,016,057
        Starbucks Corp.............................. 246,029      8,903,790
        Starwood Hotels & Resorts Worldwide, Inc....  63,376      3,775,308
        Target Corp................................. 233,524     11,466,028
        Tiffany & Co................................  41,689      2,894,884
        Time Warner Cable, Inc...................... 113,248      8,848,066
        Time Warner, Inc............................ 360,414     13,645,274
        TJX Cos., Inc. (The)........................ 130,544      6,999,769
       *Urban Outfitters, Inc.......................  42,199      1,327,581
        V.F. Corp...................................  28,549      2,870,887
        Viacom, Inc. Class B........................ 196,879     10,072,330
        Walt Disney Co. (The)....................... 626,308     26,993,875
       #Washington Post Co. Class B.................   1,748        761,953
       #Whirlpool Corp..............................  25,072      2,160,705
        Wyndham Worldwide Corp......................  57,141      1,977,650
        Wynn Resorts, Ltd...........................  25,071      3,689,198
        Yum! Brands, Inc............................ 154,163      8,269,303
                                                               ------------
    Total Consumer Discretionary....................            433,120,290
                                                               ------------

    Consumer Staples -- (9.9%)......................
        Altria Group, Inc........................... 689,932     18,517,775
        Archer-Daniels-Midland Co................... 210,181      7,780,901
        Avon Products, Inc.......................... 141,739      4,164,292
       #Brown-Forman Corp. Class B..................  33,996      2,442,953
       #Campbell Soup Co............................  60,198      2,022,051
       #Clorox Co...................................  45,384      3,161,449
        Coca-Cola Co. (The)......................... 756,660     51,044,284
        Coca-Cola Enterprises, Inc.................. 108,889      3,093,536
        Colgate-Palmolive Co........................ 162,877     13,738,675
        ConAgra, Inc................................ 143,698      3,513,416
       *Constellation Brands, Inc. Class A..........  58,026      1,299,202
        Costco Wholesale Corp....................... 143,965     11,649,648
        CVS Caremark Corp........................... 451,220     16,352,213
       *Dean Foods Co...............................  60,396        675,831
        Dr. Pepper Snapple Group, Inc...............  73,866      2,895,547
        Estee Lauder Cos., Inc......................  37,764      3,663,108
        General Mills, Inc.......................... 209,689      8,089,802
        H.J. Heinz Co............................... 106,136      5,437,347
        Hershey Co. (The)...........................  50,975      2,941,767
       #Hormel Foods Corp...........................  45,660      1,342,861
        J.M. Smucker Co.............................  39,264      2,947,548
        Kellogg Co..................................  83,082      4,758,106
        Kimberly-Clark Corp......................... 133,363      8,809,960
        Kraft Foods, Inc. Class A................... 576,792     19,368,675
        Kroger Co. (The)............................ 209,735      5,098,658
        Lorillard, Inc..............................  48,003      5,112,320
        McCormick & Co., Inc. Non-Voting............  43,847      2,153,765
        Mead Johnson Nutrition Co...................  67,473      4,512,594
        Molson Coors Brewing Co. Class B............  52,379      2,553,476
        PepsiCo, Inc................................ 523,225     36,044,970
        Philip Morris International, Inc............ 592,690     41,156,394
        Procter & Gamble Co. (The).................. 923,692     59,947,611
        Reynolds American, Inc...................... 111,535      4,139,064
        Safeway, Inc................................ 121,431      2,951,988
        Sara Lee Corp............................... 205,281      3,941,395
       #SUPERVALU, Inc..............................  69,976        787,930

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                    Shares         Value+
      Consumer Staples -- (Continued)
          Sysco Corp............................   192,176   $  5,555,808
          Tyson Foods, Inc. Class A.............    98,354      1,957,245
          Walgreen Co...........................   304,210     12,995,851
          Wal-Mart Stores, Inc..................   646,105     35,522,853
          Whole Foods Market, Inc...............    48,655      3,053,588
                                                             ------------
      Total Consumer Staples....................              427,196,457
                                                             ------------

      Energy -- (12.4%).........................
          Anadarko Petroleum Corp...............   163,665     12,919,715
          Apache Corp...........................   126,231     16,835,428
          Baker Hughes, Inc.....................   143,218     11,086,505
          Cabot Oil & Gas Corp..................    34,390      1,935,469
         *Cameron International Corp............    80,722      4,255,664
          Chesapeake Energy Corp................   216,886      7,302,552
          Chevron Corp..........................   662,052     72,454,971
          ConocoPhillips........................   471,494     37,215,021
          Consol Energy, Inc....................    74,612      4,035,763
         *Denbury Resources, Inc................   132,256      2,985,018
          Devon Energy Corp.....................   140,824     12,814,984
         #Diamond Offshore Drilling, Inc........    22,926      1,739,396
          El Paso Corp..........................   232,426      4,511,389
          EOG Resources, Inc....................    88,343      9,974,808
          Exxon Mobil Corp...................... 1,635,334    143,909,392
         *FMC Technologies, Inc.................    79,246      3,683,354
          Halliburton Co........................   301,223     15,205,737
          Helmerich & Payne, Inc................    35,069      2,326,477
          Hess Corp.............................    99,116      8,520,011
          Marathon Oil Corp.....................   234,249     12,658,816
          Massey Energy Co......................    34,119      2,328,281
          Murphy Oil Corp.......................    63,603      4,927,960
         *Nabors Industries, Ltd................    94,370      2,891,497
          National-Oilwell, Inc.................   138,868     10,649,787
         *Newfield Exploration Co...............    44,304      3,136,723
         #Noble Corp............................    83,201      3,578,475
          Noble Energy, Inc.....................    57,961      5,579,905
          Occidental Petroleum Corp.............   268,076     30,638,406
          Peabody Energy Corp...................    89,230      5,962,349
         #Pioneer Natural Resources Co..........    38,406      3,926,245
          QEP Resources, Inc....................    58,145      2,484,536
          Range Resources Corp..................    52,930      2,987,898
         *Rowan Cos., Inc.......................    41,663      1,737,347
          Schlumberger, Ltd.....................   448,853     40,284,557
         *Southwestern Energy Co................   114,688      5,030,216
         #Spectra Energy Corp...................   213,912      6,212,004
          Sunoco, Inc...........................    39,781      1,697,057
         *Tesoro Petroleum Corp.................    47,217      1,280,525
          Valero Energy Corp....................   187,645      5,310,354
          Williams Cos., Inc. (The).............   193,330      6,412,756
                                                             ------------
      Total Energy..............................              533,427,348
                                                             ------------

      Financials -- (13.3%).....................
          ACE, Ltd..............................   110,661      7,441,952
          Aflac, Inc............................   155,073      8,713,552
          Allstate Corp. (The)..................   174,717      5,912,423
          American Express Co...................   345,000     16,932,600
        #*American International Group, Inc.....    47,363      1,475,357
          Ameriprise Financial, Inc.............    81,298      5,045,354
          AON Corp..............................   109,852      5,730,979
          Assurant, Inc.........................    32,964      1,308,671
          Bank of America Corp.................. 3,337,932     40,989,805
          Bank of New York Mellon Corp. (The)...   409,552     11,860,626

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                      Shares         Value+
    Financials -- (Continued)
        BB&T Corp.................................   229,079   $  6,166,807
       *Berkshire Hathaway, Inc...................   570,860     47,552,638
       *BlackRock, Inc............................    31,527      6,177,400
        Capital One Financial Corp................   150,832      8,255,035
       *CB Richard Ellis Group, Inc...............    96,045      2,565,362
        Charles Schwab Corp. (The)................   329,386      6,031,058
       #Chubb Corp................................    97,362      6,347,029
       #Cincinnati Financial Corp.................    53,757      1,703,022
       *Citigroup, Inc............................ 9,582,606     43,984,162
        CME Group, Inc............................    22,102      6,537,109
        Comerica, Inc.............................    58,297      2,211,205
        Discover Financial Services...............   179,821      4,466,754
       *E*Trade Financial Corp....................    72,967      1,184,984
       #Federated Investors, Inc. Class B.........    30,540        787,321
        Fifth Third Bancorp.......................   302,680      4,016,564
       #First Horizon National Corp...............    86,857        951,084
        Franklin Resources, Inc...................    47,818      6,174,260
       *Genworth Financial, Inc. Class A..........   161,564      1,969,465
        Goldman Sachs Group, Inc. (The)...........   171,662     25,922,679
        Hartford Financial Services Group, Inc....   146,672      4,249,088
        Hudson City Bancorp, Inc..................   173,710      1,655,456
        Huntington Bancshares, Inc................   284,727      1,933,296
       *IntercontinentalExchange, Inc.............    24,202      2,912,711
        Invesco, Ltd..............................   151,833      3,776,087
      #*Janus Capital Group, Inc..................    61,370        746,873
        JPMorgan Chase & Co....................... 1,313,752     59,946,504
        KeyCorp...................................   313,666      2,719,484
        Legg Mason, Inc...........................    50,207      1,865,190
        Leucadia National Corp....................    65,270      2,523,338
        Lincoln National Corp.....................   104,150      3,252,604
        Loews Corp................................   103,694      4,589,496
        M&T Bank Corp.............................    39,652      3,504,047
        Marsh & McLennan Cos., Inc................   179,439      5,433,413
        Marshall & Ilsley Corp....................   174,832      1,428,377
        MetLife, Inc..............................   347,988     16,282,359
        Moody's Corp..............................    65,820      2,576,195
        Morgan Stanley............................   509,746     13,329,858
       *NASDAQ OMX Group, Inc. (The)..............    49,390      1,338,469
        Northern Trust Corp.......................    79,844      3,991,402
        NYSE Euronext, Inc........................    86,143      3,450,027
        People's United Financial, Inc............   119,387      1,634,408
       #Plum Creek Timber Co., Inc................    53,376      2,299,972
        PNC Financial Services Group, Inc.........   173,311     10,804,208
        Principal Financial Group, Inc............   105,804      3,570,885
        Progressive Corp..........................   217,678      4,775,855
        Prudential Financial, Inc.................   160,282     10,165,084
        Regions Financial Corp....................   414,804      3,044,661
       *SLM Corp..................................   173,774      2,882,911
        State Street Corp.........................   165,621      7,709,658
        SunTrust Banks, Inc.......................   176,687      4,980,807
        T. Rowe Price Group, Inc..................    85,416      5,487,978
        Torchmark Corp............................    25,699      1,719,777
        Travelers Cos., Inc. (The)................   142,160      8,995,885
        U.S. Bancorp..............................   633,853     16,366,084
        Unum Group................................   102,132      2,704,455
        Wells Fargo & Co.......................... 1,737,400     50,575,714
        Xl Group P.L.C............................   102,570      2,504,759
        Zions Bancorporation......................    60,359      1,475,778
                                                               ------------
    Total Financials..............................              571,618,410
                                                               ------------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                    Shares         Value+
      Health Care -- (10.8%)....................
          Abbott Laboratories...................   510,389   $ 26,560,644
          Aetna, Inc............................   126,807      5,247,274
         *Agilent Technologies, Inc.............   113,820      5,680,756
          Allergan, Inc.........................   100,812      8,020,603
          AmerisourceBergen Corp................    90,396      3,673,693
         *Amgen, Inc............................   307,521     17,482,569
          Bard (C.R.), Inc......................    28,052      2,994,551
          Baxter International, Inc.............   191,093     10,873,192
          Becton Dickinson & Co.................    72,923      6,267,003
         *Biogen Idec, Inc......................    79,452      7,734,652
         *Boston Scientific Corp................   502,403      3,762,998
          Bristol-Myers Squibb Co...............   561,456     15,776,914
          Cardinal Health, Inc..................   115,347      5,039,510
         *CareFusion Corp.......................    73,571      2,160,780
         *Celgene Corp..........................   153,323      9,027,658
        #*Cephalon, Inc.........................    24,976      1,918,157
        #*Cerner Corp...........................    23,649      2,842,137
          Cigna Corp............................    89,452      4,189,037
         *Coventry Health Care, Inc.............    49,395      1,593,977
          Covidien P.L.C........................   162,870      9,070,230
         *DaVita, Inc...........................    31,661      2,789,018
          DENTSPLY International, Inc...........    46,879      1,759,838
         *Edwards Lifesciences Corp.............    37,877      3,270,679
          Eli Lilly & Co........................   335,980     12,434,620
         *Express Scripts, Inc..................   174,227      9,885,640
         *Forest Laboratories, Inc..............    94,352      3,128,712
         *Gilead Sciences, Inc..................   262,276     10,186,800
         *Hospira, Inc..........................    54,959      3,117,824
         *Humana, Inc...........................    55,586      4,231,206
        #*Intuitive Surgical, Inc...............    12,818      4,482,455
          Johnson & Johnson.....................   902,067     59,283,843
         *Laboratory Corp. of America Holdings..    32,980      3,181,581
         *Life Technologies Corp................    59,364      3,276,893
          McKesson Corp.........................    83,854      6,960,721
         *Medco Health Solutions, Inc...........   133,389      7,913,969
          Medtronic, Inc........................   352,678     14,724,306
          Merck & Co., Inc...................... 1,016,793     36,553,708
         *Mylan, Inc............................   144,140      3,591,969
          Patterson Cos., Inc...................    31,578      1,096,072
          PerkinElmer, Inc......................    37,392      1,057,072
          Pfizer, Inc........................... 2,636,804     55,267,412
          Quest Diagnostics, Inc................    51,378      2,896,692
          St. Jude Medical, Inc.................   107,356      5,737,105
          Stryker Corp..........................   110,967      6,547,053
         *Tenet Healthcare Corp.................   160,264      1,110,630
         *Thermo Fisher Scientific, Inc.........   128,821      7,727,972
          UnitedHealth Group, Inc...............   360,698     17,757,163
        #*Varian Medical Systems, Inc...........    39,592      2,779,358
         *Waters Corp...........................    30,122      2,951,956
         *Watson Pharmaceuticals, Inc...........    41,497      2,573,644
          WellPoint, Inc........................   123,843      9,509,904
         *Zimmer Holdings, Inc..................    63,362      4,134,370
                                                             ------------
      Total Health Care.........................              461,836,520
                                                             ------------

      Industrials -- (10.7%)....................
          3M Co.................................   234,752     22,820,242
          Avery Dennison Corp...................    35,247      1,471,210
          Boeing Co. (The)......................   242,829     19,372,898
          C.H. Robinson Worldwide, Inc..........    54,765      4,391,058
          Caterpillar, Inc......................   210,682     24,314,810
          Cintas Corp...........................    41,692      1,294,537

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         Shares         Value+
  Industrials -- (Continued).........................
      CSX Corp.......................................   122,148   $  9,611,826
      Cummins, Inc...................................    65,242      7,840,784
      Danaher Corp...................................   178,265      9,847,359
      Deere & Co.....................................   138,858     13,538,655
      Dover Corp.....................................    61,522      4,185,957
      Dun & Bradstreet Corp. (The)...................    16,394      1,347,259
      Eaton Corp.....................................   112,263      6,009,438
      Emerson Electric Co............................   248,705     15,111,316
      Equifax, Inc...................................    40,479      1,519,177
      Expeditors International of Washington, Inc....    69,982      3,797,923
     #Fastenal Co....................................    48,625      3,262,251
      FedEx Corp.....................................   103,893      9,939,443
      Flowserve Corp.................................    18,379      2,327,149
      Fluor Corp.....................................    58,226      4,072,326
      General Dynamics Corp..........................   122,917      8,950,816
      General Electric Co............................ 3,501,952     71,614,918
      Goodrich Corp..................................    41,425      3,660,727
      Honeywell International, Inc...................   258,602     15,834,200
      Illinois Tool Works, Inc.......................   164,377      9,601,261
      Ingersoll-Rand P.L.C...........................   108,694      5,489,047
     #Iron Mountain, Inc.............................    66,024      2,102,864
      ITT Industries, Inc............................    60,584      3,501,149
    #*Jacobs Engineering Group, Inc..................    41,681      2,067,794
     *Joy Global, Inc................................    34,558      3,488,630
      L-3 Communications Holdings, Inc...............    37,330      2,993,493
     #Lockheed Martin Corp...........................    94,613      7,498,080
     #Masco Corp.....................................   118,105      1,584,969
     *Monster Worldwide, Inc.........................    42,941        704,662
      Norfolk Southern Corp..........................   117,444      8,770,718
      Northrop Grumman Corp..........................    96,074      6,111,267
      PACCAR, Inc....................................   120,485      6,398,958
      Pall Corp......................................    38,082      2,225,512
      Parker Hannifin Corp...........................    53,388      5,035,556
     #Pitney Bowes, Inc..............................    67,208      1,650,628
      Precision Castparts Corp.......................    47,310      7,310,341
     *Quanta Services, Inc...........................    71,079      1,540,993
      R. R. Donnelley & Sons Co......................    68,113      1,284,611
      Raytheon Co....................................   118,626      5,759,292
      Republic Services, Inc.........................   101,330      3,204,055
     #Robert Half International, Inc.................    48,250      1,463,422
      Rockwell Automation, Inc.......................    46,945      4,090,318
      Rockwell Collins, Inc..........................    51,146      3,227,313
     #Roper Industries, Inc..........................    31,442      2,719,419
      Ryder System, Inc..............................    16,895        903,882
      Southwest Airlines Co..........................   246,544      2,896,892
     *Stericycle, Inc................................    28,163      2,570,719
     #Textron, Inc...................................    91,033      2,375,961
      Tyco International, Ltd........................   156,243      7,615,284
      Union Pacific Corp.............................   161,931     16,755,001
      United Parcel Service, Inc.....................   325,549     24,406,409
      United Technologies Corp.......................   303,564     27,193,263
      W.W. Grainger, Inc.............................    19,238      2,916,481
      Waste Management, Inc..........................   156,815      6,187,920
                                                                  ------------
  Total Industrials..................................              459,782,443
                                                                  ------------

  Information Technology -- (17.2%)..................
     *Adobe Systems, Inc.............................   166,915      5,599,998
    #*Advanced Micro Devices, Inc....................   189,829      1,727,444
     *Akamai Technologies, Inc.......................    61,722      2,125,706
      Altera Corp....................................   105,522      5,138,921
      Amphenol Corp..................................    58,023      3,244,066

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                         Shares         Value+
  Information Technology -- (Continued)..............
      Analog Devices, Inc............................    98,811   $  3,983,071
     *Apple, Inc.....................................   303,835    105,804,462
      Applied Materials, Inc.........................   435,137      6,827,300
     *Autodesk, Inc..................................    75,491      3,395,585
      Automatic Data Processing, Inc.................   163,717      8,898,019
     *BMC Software, Inc..............................    58,909      2,958,999
     *Broadcom Corp..................................   156,841      5,517,666
      CA, Inc........................................   126,161      3,102,299
      Cisco Sytems, Inc.............................. 1,823,119     32,013,970
     *Citrix Systems, Inc............................    61,876      5,218,622
     *Cognizant Technology Solutions Corp............   100,329      8,317,274
      Computer Sciences Corp.........................    51,148      2,607,525
     *Compuware Corp.................................    72,147        817,426
     *Corning, Inc...................................   516,366     10,812,704
     *Dell, Inc......................................   553,847      8,590,167
     *eBay, Inc......................................   376,815     12,962,436
     *Electronic Arts, Inc...........................   110,257      2,224,986
     *EMC Corp.......................................   682,217     19,334,030
     *F5 Networks, Inc...............................    26,630      2,699,217
      Fidelity National Information Services, Inc....    87,807      2,906,412
    #*First Solar, Inc...............................    17,847      2,490,906
     *Fiserv, Inc....................................    48,176      2,953,671
      FLIR Systems, Inc..............................    52,606      1,852,783
     *Google, Inc....................................    82,709     45,001,967
     #Harris Corp....................................    42,192      2,241,661
      Hewlett-Packard Co.............................   717,160     28,951,749
      Intel Corp..................................... 1,809,929     41,972,254
      International Business Machines Corp...........   402,200     68,607,276
     *Intuit, Inc....................................    89,811      4,989,899
      Jabil Circuit, Inc.............................    64,657      1,282,795
     *JDS Uniphase Corp..............................    73,950      1,541,118
     *Juniper Networks, Inc..........................   176,416      6,762,025
      KLA-Tencor Corp................................    55,149      2,421,041
     *Lexmark International, Inc.....................    25,925        836,081
     #Linear Technology Corp.........................    74,818      2,603,666
     *LSI Corp.......................................   203,167      1,489,214
      MasterCard, Inc. Class A.......................    31,872      8,793,166
     *MEMC Electronic Materials, Inc.................    75,956        898,559
     #Microchip Technology, Inc......................    62,141      2,550,267
     *Micron Technology, Inc.........................   282,857      3,193,456
      Microsoft Corp................................. 2,438,555     63,451,201
     #Molex, Inc.....................................    45,566      1,230,282
     *Motorola Mobility Holdings, Inc................    97,045      2,528,993
     *Motorola Solutions, Inc........................   111,046      5,094,790
      National Semiconductor Corp....................    79,528      1,918,215
     *NetApp, Inc....................................   121,323      6,306,370
     *Novellus Systems, Inc..........................    29,745        954,814
     *Nvidia Corp....................................   191,612      3,832,240
      Oracle Corp.................................... 1,283,032     46,253,304
      Paychex, Inc...................................   106,165      3,472,657
      QUALCOMM, Inc..................................   542,103     30,813,135
     *Red Hat, Inc...................................    63,638      3,020,896
     *SAIC, Inc......................................    96,873      1,685,590
    #*Salesforce.com, Inc............................    39,004      5,405,954
     *Sandisk Corp...................................    78,063      3,836,016
     *Symantec Corp..................................   251,718      4,946,259
      Tellabs, Inc...................................   119,594        588,402
     *Teradata Corp..................................    55,472      3,101,994
     *Teradyne, Inc..................................    61,127        984,145
      Texas Instruments, Inc.........................   386,540     13,733,766
      Total System Services, Inc.....................    53,580      1,009,983

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                        Shares         Value+
   Information Technology -- (Continued)..............
       VeriSign, Inc..................................  57,204   $  2,114,260
       Visa, Inc...................................... 159,829     12,485,841
      *Western Digital Corp...........................  76,403      3,040,839
       Western Union Co. (The)........................ 213,305      4,532,731
       Xerox Corp..................................... 461,532      4,656,858
      #Xilinx, Inc....................................  86,097      3,001,341
      *Yahoo!, Inc.................................... 431,841      7,665,178
                                                                 ------------
   Total Information Technology.......................            739,927,913
                                                                 ------------

   Materials -- (3.6%)................................
       Air Products & Chemicals, Inc..................  70,880      6,770,458
       Airgas, Inc....................................  24,714      1,716,387
      #AK Steel Holding Corp..........................  36,361        590,866
       Alcoa, Inc..................................... 350,472      5,958,024
      #Allegheny Technologies, Inc....................  32,553      2,343,816
       Ball Corp......................................  55,801      2,081,935
       Bemis Co., Inc.................................  35,303      1,106,396
       CF Industries Holdings, Inc....................  23,514      3,328,407
       Cliffs Natural Resources, Inc..................  44,677      4,187,128
       Dow Chemical Co. (The)......................... 385,178     15,788,446
       E.I. du Pont de Nemours & Co................... 303,953     17,261,491
       Eastman Chemical Co............................  23,333      2,502,464
       Ecolab, Inc....................................  76,732      4,048,380
       FMC Corp.......................................  23,576      2,081,289
       Freeport-McMoRan Copper & Gold, Inc. Class B... 312,153     17,177,780
       International Flavors & Fragrances, Inc........  26,468      1,681,247
       International Paper Co......................... 145,025      4,478,372
       MeadWestavco Corp..............................  55,527      1,870,705
       Monsanto Co.................................... 177,003     12,043,284
       Newmont Mining Corp............................ 162,679      9,534,616
       Nucor Corp..................................... 104,183      4,892,434
      *Owens-Illinois, Inc............................  53,993      1,601,972
       PPG Industries, Inc............................  52,962      5,013,913
       Praxair, Inc................................... 100,031     10,645,299
       Sealed Air Corp................................  52,539      1,353,930
      #Sherwin-Williams Co............................  29,356      2,415,705
      #Sigma-Aldrich Corp.............................  40,214      2,838,304
      *Titanium Metals Corp...........................  29,712        595,131
      #United States Steel Corp.......................  47,411      2,261,979
      #Vulcan Materials Co............................  42,563      1,923,848
       Weyerhaeuser Co................................ 177,162      4,076,498
                                                                 ------------
   Total Materials....................................            154,170,504
                                                                 ------------

   Real Estate Investment Trusts -- (1.4%)............
      #Apartment Investment & Management Co. Class A..  38,960      1,050,362
      #AvalonBay Communities, Inc.....................  28,391      3,594,585
      #Boston Properties, Inc.........................  47,036      4,916,673
       Equity Residential.............................  96,954      5,790,093
      #HCP, Inc....................................... 132,252      5,239,824
      #Health Care REIT, Inc..........................  58,088      3,123,392
      #Host Marriott Corp............................. 224,403      3,992,129
      #Kimco Realty Corp.............................. 134,039      2,619,122
       ProLogis....................................... 188,129      3,064,621
       Public Storage REIT............................  46,092      5,407,053
       Simon Property Group, Inc......................  97,939     11,217,933
      #Ventas, Inc....................................  53,731      3,005,175
       Vornado Realty Trust...........................  53,908      5,211,825
                                                                 ------------
   Total Real Estate Investment Trusts................             58,232,787
                                                                 ------------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                               Shares           Value+
Telecommunication Services -- (2.8%)......................................
   *American Tower Corp...................................................    131,132   $    6,859,515
    AT&T, Inc.............................................................  1,949,576       60,670,805
    CenturyLink, Inc......................................................    196,426        8,010,252
   #Frontier Communications Corp..........................................    327,746        2,710,459
   *MetroPCS Communications, Inc..........................................     87,035        1,464,799
   *Sprint Nextel Corp....................................................    986,200        5,108,516
    Verizon Communications, Inc...........................................    932,691       35,237,066
    Windstream Corp.......................................................    166,317        2,130,521
                                                                                        --------------
Total Telecommunication Services..........................................                 122,191,933
                                                                                        --------------

Utilities -- (3.1%).......................................................
   *AES Corp..............................................................    218,370        2,891,219
    Ameren Corp...........................................................     79,331        2,325,192
    American Electric Power Co., Inc......................................    158,569        5,784,597
    CenterPoint Energy, Inc...............................................    140,114        2,606,120
   #CMS Energy Corp.......................................................     83,155        1,646,469
    Consolidated Edison, Inc..............................................     96,291        5,018,687
    Constellation Energy Group, Inc.......................................     65,900        2,400,078
    Dominion Resources, Inc...............................................    191,563        8,892,354
    DTE Energy Co.........................................................     55,882        2,823,717
    Duke Energy Corp......................................................    438,348        8,175,190
    Edison International, Inc.............................................    107,459        4,219,915
    Entergy Corp..........................................................     59,046        4,116,687
    EQT Corp..............................................................     49,190        2,587,886
    Exelon Corp...........................................................    218,281        9,200,544
    FirstEnergy Corp......................................................    137,924        5,511,443
    Integrys Energy Group, Inc............................................     25,727        1,347,066
    NextEra Energy, Inc...................................................    138,829        7,853,557
    Nicor, Inc............................................................     15,017          832,392
   #NiSource, Inc.........................................................     92,111        1,791,559
    Northeast Utilities, Inc..............................................     58,211        2,072,312
   *NRG Energy, Inc.......................................................     81,637        1,975,615
    Oneok, Inc............................................................     35,295        2,468,532
   #Pepco Holdings, Inc...................................................     74,231        1,430,431
    PG&E Corp.............................................................    130,685        6,021,965
    Pinnacle West Capital Corp............................................     35,876        1,556,660
    PPL Corp..............................................................    159,751        4,381,970
    Progress Energy, Inc..................................................     96,809        4,593,587
    Public Service Enterprise Group, Inc..................................    166,891        5,368,883
   #SCANA Corp............................................................     37,534        1,558,412
    Sempra Energy.........................................................     79,318        4,370,422
    Southern Co...........................................................    278,882       10,887,553
    TECO Energy, Inc......................................................     70,870        1,365,665
    Wisconsin Energy Corp.................................................     77,091        2,406,010
    Xcel Energy, Inc......................................................    159,189        3,873,068
                                                                                        --------------
Total Utilities...........................................................                 134,355,757
                                                                                        --------------
TOTAL COMMON STOCKS.......................................................               4,095,860,362
                                                                                        --------------
TEMPORARY CASH INVESTMENTS -- (1.6%)......................................
    BlackRock Liquidity Funds Tempcash Portfolio - Institutional Shares... 70,397,322       70,397,322
                                                                                        --------------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                                                                          Shares/
                                                                                                             Face
                                                                                                           Amount
                                                                                                            (000)
SECURITIES LENDING COLLATERAL -- (3.1%).............................................................
(S)@DFA Short Term Investment Fund..................................................................  131,029,372
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $386,657 FNMA 3.500%,
 02/01/26, valued at $388,767) to be repurchased at $377,445........................................ $        377

TOTAL SECURITIES LENDING COLLATERAL.................................................................


TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,829,400,719)..............................................................................



                                                                                                             Value+

SECURITIES LENDING COLLATERAL -- (3.1%).............................................................
(S)@DFA Short Term Investment Fund.................................................................. $  131,029,372
 @Repurchase Agreement, UBS Securities LLC 0.06%, 05/02/11 (Collateralized by $386,657 FNMA 3.500%,
 02/01/26, valued at $388,767) to be repurchased at $377,445........................................        377,443
                                                                                                     --------------
TOTAL SECURITIES LENDING COLLATERAL.................................................................    131,406,815
                                                                                                     --------------

TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,829,400,719).............................................................................. $4,297,664,499
                                                                                                     ==============

                       THE U.S. LARGE CAP VALUE SERIES
                           SCHEDULE OF INVESTMENTS
                                April 30, 2011
                                 (Unaudited)

                                                        Shares           Value+
                                                        ------           -----
 COMMON STOCKS -- (95.1%)
 Consumer Discretionary -- (15.5%)
     Carnival Corp.................................  2,260,335   $   86,050,953
     CBS Corp. Class A.............................      7,136          180,898
     CBS Corp. Class B.............................  3,870,469       97,613,228
    *Clear Channel Outdoor Holdings, Inc. Class A..    168,216        2,314,652
     Comcast Corp. Class A......................... 11,535,742      302,697,870
     Comcast Corp. Special Class A.................  3,843,964       94,369,316
    #Dillard's, Inc. Class A.......................     36,224        1,739,476
    #DR Horton, Inc................................  1,298,657       16,155,293
   #*Education Management Corp.....................        478            8,862
     Foot Locker, Inc..............................    700,602       15,076,955
     Fortune Brands, Inc...........................    742,497       48,321,705
   #*GameStop Corp. Class A........................    462,200       11,869,296
     Gannett Co., Inc..............................     29,720          447,583
    *Hyatt Hotels Corp. Class A....................      7,500          332,325
    #J.C. Penney Co., Inc..........................  1,058,650       40,705,092
     Kohl's Corp...................................      7,480          394,271
    #Lennar Corp. Class A..........................    802,616       15,241,678
     Lennar Corp. Class B Voting...................      3,891           59,377
    *Liberty Media Corp. Interactive Class A.......  3,585,265       62,670,432
   #*Liberty Media-Starz Corp. Series A............    295,430       22,703,796
     Macy's, Inc...................................    148,821        3,558,310
   #*MGM Resorts International.....................  2,598,118       32,892,174
   #*Mohawk Industries, Inc........................    392,417       23,560,717
    #News Corp. Class A............................  9,024,175      160,810,799
    #News Corp. Class B............................  3,247,295       61,373,876
    *Penn National Gaming, Inc.....................    154,328        6,174,663
     Phillips-Van Heusen Corp......................     63,872        4,497,228
   #*Pulte Group, Inc..............................  1,235,184       10,042,046
   #*Royal Caribbean Cruises, Ltd..................  1,043,290       41,543,808
   #*Sears Holdings Corp...........................    595,638       51,206,999
     Service Corp. International...................     74,205          873,393
    *Signet Jewelers, Ltd. ADR.....................     18,531          810,731
     Stanley Black & Decker, Inc...................    201,237       14,619,868
    #Time Warner Cable, Inc........................  2,004,056      156,576,895
    #Time Warner, Inc..............................  6,251,359      236,676,452
   #*Toll Brothers, Inc............................    912,316       19,167,759
    #Washington Post Co. Class B...................     36,180       15,770,862
     Wendy's/Arby's Group, Inc. Class A............    576,644        2,779,424
    #Whirlpool Corp................................     20,640        1,778,755
    #Wyndham Worldwide Corp........................    879,722       30,447,178
                                                                 --------------
 Total Consumer Discretionary......................               1,694,114,995
                                                                 --------------

 Consumer Staples -- (7.3%)
     Archer-Daniels-Midland Co.....................  2,981,045      110,358,286
    #Bunge, Ltd....................................    436,733       32,947,138
    *Constellation Brands, Inc. Class A............    933,566       20,902,543
    #Corn Products International, Inc..............    260,094       14,331,179
     CVS Caremark Corp.............................  6,816,437      247,027,677
     J.M. Smucker Co...............................    561,176       42,127,482
     Kraft Foods, Inc. Class A.....................  6,193,330      207,972,021
     Molson Coors Brewing Co. Class B..............    798,416       38,922,780
   #*Ralcorp Holdings, Inc.........................    219,022       17,039,912
    #Safeway, Inc..................................    513,146       12,474,579
   #*Smithfield Foods, Inc.........................    779,971       18,376,117
    #Tyson Foods, Inc. Class A.....................  1,926,959       38,346,484
                                                                 --------------
 Total Consumer Staples............................                 800,826,198
                                                                 --------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        Shares           Value+
                                                        ------           -----
 Energy -- (16.6%)
    Anadarko Petroleum Corp........................  2,773,608   $  218,948,616
    Cabot Oil & Gas Corp...........................     14,435          812,402
    Chesapeake Energy Corp.........................  3,174,634      106,889,927
   #Chevron Corp...................................    639,240       69,958,426
    ConocoPhillips.................................  5,825,280      459,789,350
   *Denbury Resources, Inc.........................  1,002,524       22,626,967
    Devon Energy Corp..............................     53,721        4,888,611
   #Helmerich & Payne, Inc.........................    513,387       34,058,094
    Hess Corp......................................  1,453,921      124,979,049
    Marathon Oil Corp..............................  3,514,978      189,949,411
    Murphy Oil Corp................................    481,773       37,327,772
  #*Nabors Industries, Ltd.........................  1,329,946       40,749,545
    National-Oilwell, Inc..........................  1,945,893      149,230,534
    Noble Energy, Inc..............................    437,344       42,103,107
   #Patterson-UTI Energy, Inc......................    732,485       22,787,608
   #Pioneer Natural Resources Co...................    577,949       59,083,726
   *Plains Exploration & Production Co.............    662,929       25,217,819
  #*Pride International, Inc.......................    779,980       34,248,922
    QEP Resources, Inc.............................    217,827        9,307,748
   *Rowan Cos., Inc................................    591,554       24,667,802
    Sunoco, Inc....................................    612,366       26,123,534
    Teekay Corp....................................     22,078          750,431
  #*Tesoro Petroleum Corp..........................    322,966        8,758,838
   #Tidewater, Inc.................................    276,715       16,467,310
   *Unit Corp......................................      5,053          318,440
   #Valero Energy Corp.............................  2,742,854       77,622,768
   *Weatherford International, Ltd.................    391,596        8,450,642
                                                                 --------------
 Total Energy......................................               1,816,117,399
                                                                 --------------

 Financials -- (20.3%)
   *Allegheny Corp.................................     19,962        6,567,636
  #*Allied World Assurance Co. Holdings, Ltd.......    188,355       12,237,424
    Allstate Corp. (The)...........................    364,289       12,327,540
    Alterra Capital Holdings, Ltd..................     35,444          779,059
   *American Capital, Ltd..........................    209,626        2,152,859
    American Financial Group, Inc..................    689,393       24,659,588
    American National Insurance Co.................     92,565        7,321,892
   #Associated Banc-Corp...........................    313,406        4,575,728
    Assurant, Inc..................................    493,401       19,588,020
   #Assured Guaranty, Ltd..........................     88,666        1,507,322
    Axis Capital Holdings, Ltd.....................    613,817       21,704,569
    Bank of America Corp........................... 21,876,033      268,637,685
    Capital One Financial Corp.....................  2,343,277      128,247,550
   *Citigroup, Inc................................. 78,417,143      359,934,686
    CME Group, Inc.................................    314,577       93,042,439
    CNA Financial Corp.............................  1,676,585       52,041,198
  #*E*Trade Financial Corp.........................    372,036        6,041,865
   #Everest Re Group, Ltd..........................    225,379       20,536,534
   *Genworth Financial, Inc. Class A...............  2,390,330       29,138,123
    Hanover Insurance Group, Inc...................    207,879        8,776,651
    Hartford Financial Services Group, Inc.........  2,160,202       62,581,052
    KeyCorp........................................  3,548,538       30,765,824
   #Legg Mason, Inc................................    721,237       26,793,955
   #Lincoln National Corp..........................  1,587,360       49,573,253
    Loews Corp.....................................  2,466,987      109,188,845
    Marshall & Ilsley Corp.........................  2,398,318       19,594,258
  #*MBIA, Inc......................................     51,273          529,137
    MetLife, Inc...................................  4,607,955      215,606,214
    Morgan Stanley.................................  3,042,449       79,560,041
  #*NASDAQ OMX Group, Inc. (The)...................    840,414       22,775,219
   #Old Republic International Corp................  1,432,884       18,154,640

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        Shares           Value+
                                                        ------           -----
 Financials -- (Continued)
   #PartnerRe, Ltd.................................    136,828   $   10,995,498
    People's United Financial, Inc.................     17,617          241,177
   *Popular, Inc...................................  2,230,515        7,026,122
    Protective Life Corp...........................     21,172          569,739
   #Prudential Financial, Inc......................  2,197,605      139,372,109
   #Regions Financial Corp.........................  5,735,171       42,096,155
   #Reinsurance Group of America, Inc..............    509,512       32,252,110
   #SunTrust Banks, Inc............................  2,563,152       72,255,255
   #Transatlantic Holdings, Inc....................    317,183       15,633,950
   #Travelers Cos., Inc. (The).....................    729,662       46,173,011
   #Unum Group.....................................  1,898,589       50,274,637
    Validus Holdings, Ltd..........................    286,998        9,338,915
    Wesco Financial Corp...........................     19,766        7,748,272
    White Mountains Insurance Group, Ltd...........     33,498       11,975,870
   #Xl Group P.L.C.................................  1,339,810       32,718,160
   #Zions Bancorporation...........................    839,514       20,526,117
                                                                 --------------
 Total Financials..................................               2,214,137,903
                                                                 --------------

 Health Care -- (9.5%)
    Aetna, Inc.....................................  1,938,699       80,223,365
  #*Alere, Inc.....................................    268,703        9,979,629
  #*Boston Scientific Corp.........................  5,269,831       39,471,034
   *CareFusion Corp................................    854,180       25,087,267
    Cigna Corp.....................................     21,116          988,862
  #*Community Health Systems, Inc..................    428,183       13,158,064
    Cooper Cos., Inc...............................     20,654        1,546,985
   *Coventry Health Care, Inc......................    634,603       20,478,639
   *Health Net, Inc................................     20,828          693,572
   *Hologic, Inc...................................  1,206,531       26,567,813
   *Humana, Inc....................................    712,843       54,261,609
   #Omnicare, Inc..................................    602,337       18,925,429
    PerkinElmer, Inc...............................    350,185        9,899,730
    Pfizer, Inc.................................... 14,482,035      303,543,454
   #Teleflex, Inc..................................     87,443        5,509,783
   *Thermo Fisher Scientific, Inc..................  1,994,284      119,637,097
    UnitedHealth Group, Inc........................  2,296,880      113,075,402
    WellPoint, Inc.................................  2,580,122      198,127,568
                                                                 --------------
 Total Health Care.................................               1,041,175,302
                                                                 --------------

 Industrials -- (12.6%)
   *Aecom Technology Corp..........................     28,284          771,022
  #*AGCO Corp......................................     87,378        5,031,225
   *Armstrong World Industries, Inc................     31,166        1,394,679
    Cintas Corp....................................     42,020        1,304,721
    Covanta Holding Corp...........................    233,457        4,008,457
    CSX Corp.......................................  2,287,204      179,980,083
    General Electric Co............................ 15,225,603      311,363,581
  #*Hertz Global Holdings, Inc.....................  1,366,323       23,514,419
  #*Huntington Ingalls Industries, Inc.............     96,919        3,876,760
   #Ingersoll-Rand P.L.C...........................    679,395       34,309,448
   *Kansas City Southern...........................    203,745       11,839,622
    L-3 Communications Holdings, Inc...............    221,909       17,794,883
    Norfolk Southern Corp..........................  2,186,220      163,266,910
   #Northrop Grumman Corp..........................  1,926,678      122,555,988
   *Owens Corning, Inc.............................    589,248       22,297,144
   #Pentair, Inc...................................    318,909       12,807,385
   *Quanta Services, Inc...........................    169,657        3,678,164
   #R. R. Donnelley & Sons Co......................    572,287       10,793,333
    Republic Services, Inc.........................    798,002       25,232,823
    Ryder System, Inc..............................    319,005       17,066,768
    Southwest Airlines Co..........................  4,316,432       50,718,076

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CONTINUED


                                                        Shares           Value+
                                                        ------           -----
 Industrials -- (Continued)
   *Terex Corp.....................................    420,921   $   14,639,632
    Tyco International, Ltd........................  1,149,868       56,044,566
    Union Pacific Corp.............................  2,594,778      268,481,680
  #*URS Corp.......................................    375,566       16,806,578
                                                                 --------------
 Total Industrials.................................               1,379,577,947
                                                                 --------------

 Information Technology -- (3.2%)
    Activision Blizzard, Inc.......................  2,584,783       29,440,678
  #*AOL, Inc.......................................    572,108       11,659,561
   *Arrow Electronics, Inc.........................    568,882       25,935,330
  #*Avnet, Inc.....................................    704,412       25,584,244
    AVX Corp.......................................    289,801        4,726,654
   *Brocade Communications Systems, Inc............    829,329        5,183,306
    Computer Sciences Corp.........................    946,932       48,274,593
   *CoreLogic, Inc.................................    375,959        6,921,405
   *Corning, Inc...................................    384,652        8,054,613
   *EchoStar Corp..................................      1,525           56,547
    Fidelity National Information Services, Inc....  1,227,332       40,624,689
   *IAC/InterActiveCorp............................    662,665       23,928,833
   *Ingram Micro, Inc. Class A.....................    969,555       18,159,765
  #*MEMC Electronic Materials, Inc.................    569,392        6,735,907
   *Micron Technology, Inc.........................  3,036,051       34,277,016
   *Motorola Solutions, Inc........................    276,224       12,673,157
   *Tech Data Corp.................................     18,421          978,708
   *Vishay Intertechnology, Inc....................     13,255          252,905
   *Western Digital Corp...........................    127,662        5,080,948
    Xerox Corp.....................................  3,902,021       39,371,392
   *Yahoo!, Inc....................................    150,396        2,669,529
                                                                 --------------
 Total Information Technology......................                 350,589,780
                                                                 --------------

 Materials -- (2.9%)
   #Alcoa, Inc.....................................  5,357,434       91,076,378
    Ashland, Inc...................................    375,339       23,301,045
   *Coeur d'Alene Mines Corp.......................     77,230        2,448,963
   #Cytec Industries, Inc..........................     64,426        3,780,518
    Domtar Corp....................................    199,193       18,528,933
   #Huntsman Corp..................................    217,513        4,535,146
    International Paper Co.........................  2,299,481       71,007,973
    MeadWestavco Corp..............................  1,023,001       34,464,904
    Reliance Steel & Aluminum Co...................    363,907       20,600,775
    Steel Dynamics, Inc............................    862,761       15,693,623
    Temple-Inland, Inc.............................     78,779        1,853,670
   #United States Steel Corp.......................     97,681        4,660,361
   #Vulcan Materials Co............................    561,141       25,363,573
    Westlake Chemical Corp.........................      5,489          360,353
                                                                 --------------
 Total Materials...................................                 317,676,215
                                                                 --------------

 Telecommunication Services -- (6.0%)
    AT&T, Inc...................................... 12,865,019      400,359,391
   #CenturyLink, Inc...............................  1,452,902       59,249,344
   #Frontier Communications Corp...................    486,889        4,026,572
   *MetroPCS Communications, Inc...................  1,422,836       23,946,330
  #*Sprint Nextel Corp............................. 13,961,200       72,319,016
    Telephone & Data Systems, Inc..................    309,373       10,382,558
    Telephone & Data Systems, Inc. Special Shares..    251,163        7,321,401
   *United States Cellular Corp....................    265,925       13,094,147
   #Verizon Communications, Inc....................  1,599,525       60,430,054
                                                                 --------------
 Total Telecommunication Services..................                 651,128,813
                                                                 --------------

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CONTINUED


                                                       Shares            Value+
                                                       ------            -----
Utilities -- (1.2%)
  *AES Corp.....................................    1,187,094   $    15,717,125
 #*Calpine Corp.................................    1,832,320        30,691,360
  *GenOn Energy, Inc............................       61,570           241,970
  *NRG Energy, Inc..............................      851,034        20,595,023
   Public Service Enterprise Group, Inc.........    1,751,371        56,341,605
                                                                ---------------
Total Utilities.................................                    123,587,083
                                                                ---------------
TOTAL COMMON STOCKS.............................                 10,388,931,635
                                                                ---------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds Tempcash Portfolio
     - Institutional Shares.....................   10,178,864        10,178,864
                                                                ---------------

                                                      Shares/
                                                         Face
                                                       Amount
                                                       ------
                                                        (000)
SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@DFA Short Term Investment Fund..............  523,266,285       523,266,285
 @Repurchase Agreement, UBS Securities LLC
 0.06%, 05/02/11 (Collateralized by $1,544,114
 FNMA 3.500%, 02/01/26, valued at $1,552,540)
 to be repurchased at $1,507,328................ $      1,507         1,507,320
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL.............                    524,773,605
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $7,580,486,809).......................                $10,923,884,104
                                                                ===============

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                April 30, 2011
                                  (Unaudited)

                                                           Shares        Value++
                                                           ------        -----
COMMON STOCKS -- (83.0%)
AUSTRALIA -- (4.8%)
   Alumina, Ltd........................................ 2,104,308   $  5,270,257
  #Alumina, Ltd. Sponsored ADR.........................   172,484      1,738,639
   Amcor, Ltd.......................................... 2,193,597     16,861,284
   Amcor, Ltd. Sponsored ADR...........................    77,103      2,370,917
   Asciano Group, Ltd.................................. 1,652,988      3,000,915
  #Australia & New Zealand Banking Group, Ltd.......... 1,696,439     45,188,322
  #Bank of Queensland, Ltd.............................   192,358      2,081,437
   Bendigo Bank, Ltd...................................   525,607      5,394,054
  #BlueScope Steel, Ltd................................ 4,756,814      9,060,394
  #Boral, Ltd.......................................... 1,516,921      8,193,203
   Caltex Australia, Ltd...............................   291,956      4,549,973
   Crown, Ltd.......................................... 1,072,628      9,949,388
   CSR, Ltd............................................   968,680      3,193,423
   Downer EDI, Ltd.....................................   132,490        539,357
  #Fairfax Media, Ltd.................................. 4,500,769      6,528,880
   Goodman Fielder, Ltd................................ 2,376,765      2,804,987
  #Harvey Norman Holdings, Ltd.........................   991,617      2,921,299
  #Incitec Pivot, Ltd.................................. 4,149,937     17,175,423
   Insurance Australia Group, Ltd...................... 2,421,223      9,492,817
   Lend Lease Group NL.................................   773,285      7,394,724
   Macquarie Group, Ltd................................   568,086     21,962,749
  #National Australia Bank, Ltd........................ 1,901,632     56,616,627
  *New Hope Corp., Ltd.................................    51,436        276,834
   OneSteel, Ltd....................................... 2,331,726      5,466,200
   Origin Energy, Ltd.................................. 1,857,216     33,316,604
  #OZ Minerals, Ltd.................................... 4,190,871      6,651,859
   Primary Health Care, Ltd............................    28,910        110,274
  *Qantas Airways, Ltd................................. 2,850,317      6,606,231
   Santos, Ltd......................................... 1,410,263     23,436,294
   Sims Metal Management, Ltd..........................   102,537      1,962,334
   Sims Metal Management, Ltd. Sponsored ADR...........   124,013      2,367,408
   Sonic Healthcare, Ltd...............................   331,308      4,557,022
   Suncorp Group, Ltd.................................. 3,142,301     28,753,505
   TABCORP Holdings, Ltd............................... 1,526,918     12,799,695
   Tatts Group, Ltd.................................... 2,263,131      5,764,084
   Toll Holdings, Ltd..................................    60,372        373,783
  #Washington H. Soul Pattinson & Co., Ltd.............   113,801      1,633,743
   Wesfarmers, Ltd..................................... 2,539,298     93,023,189
                                                                    ------------
TOTAL AUSTRALIA........................................              469,388,128
                                                                    ------------

AUSTRIA -- (0.3%)
   Erste Group Bank AG.................................   342,508     17,292,296
   OMV AG..............................................   286,325     13,053,715
   Voestalpine AG......................................    68,767      3,383,162
                                                                    ------------
TOTAL AUSTRIA..........................................               33,729,173
                                                                    ------------

BELGIUM -- (0.8%)
 #*Ageas SA............................................ 1,731,886      5,250,040
   Delhaize Group SA...................................   219,305     18,974,598
  #Delhaize Group SA Sponsored ADR.....................    52,900      4,541,994
  *Dexia SA............................................   488,480      1,945,557
 #*KBC Groep NV........................................   313,891     12,777,578
   Solvay SA...........................................   168,640     24,314,403
  #UCB SA..............................................   290,371     14,028,753
                                                                    ------------
TOTAL BELGIUM..........................................               81,832,923
                                                                    ------------

CANADA -- (10.2%)
   Astral Media, Inc. Class A..........................    40,138      1,561,570

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           Shares        Value++
                                                           ------        -----
CANADA -- (Continued)
  #BCE, Inc............................................   692,027   $ 25,935,927
  #Bell Aliant, Inc....................................   109,130      3,103,830
  #Canadian Pacific Railway, Ltd.......................   282,553     18,739,313
  #Canadian Tire Corp. Class A.........................   214,347     13,660,756
  #Canadian Utilities, Ltd. Class A....................    82,858      4,696,586
  *CGI Group, Inc......................................   362,612      7,933,275
   Empire Co., Ltd. Class A............................    65,500      3,717,540
  #Encana Corp......................................... 2,051,015     68,912,717
   Ensign Energy Services, Inc.........................   147,084      2,840,168
  #Fairfax Financial Holdings, Ltd.....................    54,722     22,099,325
  #Genworth MI Canada, Inc.............................    70,145      1,921,639
   George Weston, Ltd..................................   141,700     10,152,558
   Goldcorp, Inc.......................................   618,668     34,583,682
  #Husky Energy, Inc...................................   783,918     24,524,624
   Industrial Alliance Insurance & Financial Services,
     Inc...............................................   168,485      7,240,501
  #Inmet Mining Corp...................................   128,378      9,009,459
   Intact Financial Corp...............................   121,000      6,138,562
   Kinross Gold Corp...................................   600,100      9,513,819
  #Loblaw Cos., Ltd....................................   224,875      9,478,428
  *Lundin Mining Corp..................................   484,110      4,738,000
  #Magna International, Inc............................   583,936     30,006,836
  #Manitoba Telecom Services, Inc......................    40,500      1,290,572
  #Manulife Financial Corp............................. 3,219,919     57,820,033
  #Metro, Inc. Class A.................................   137,300      6,718,797
  #National Bank of Canada.............................   109,467      9,063,726
  #*New Gold, Inc......................................   785,571      8,825,894
  #Nexen, Inc.......................................... 1,719,282     45,482,882
  #PetroBakken Energy, Ltd.............................   150,435      2,855,586
  *Petrobank Energy & Resources, Ltd...................    96,762      2,047,429
  *Quadra FNX Mining, Ltd..............................   397,631      6,526,671
   Sears Canada, Inc...................................    34,515        725,211
  #*Sino-Forest Corp...................................   521,532     12,959,063
  #Sun Life Financial, Inc............................. 1,494,503     48,919,049
   Suncor Energy, Inc.................................. 2,545,871    117,344,432
   Talisman Energy, Inc................................ 2,162,345     52,221,723
   Teck Resources, Ltd. Class A........................     3,615        199,137
   Teck Resources, Ltd. Class B........................ 1,303,030     70,828,973
  #Telus Corp. Non-Voting..............................   365,532     18,393,467
  #Thomson Reuters Corp................................ 1,832,184     74,282,702
  #TransAlta Corp......................................   602,148     13,415,716
  #TransCanada Corp.................................... 1,941,948     83,556,205
   Viterra, Inc........................................   861,686     10,354,986
   Yamana Gold, Inc.................................... 1,777,340     22,654,675
  #Yellow Media, Inc...................................   113,179        569,394
                                                                    ------------
TOTAL CANADA...........................................              987,565,438
                                                                    ------------

DENMARK -- (1.3%)
  #A.P. Moller - Maersk A.S............................     3,667     37,165,375
   Carlsberg A.S. Series B.............................   288,711     34,257,007
   Danisco A.S.........................................   107,780     14,289,014
  *Danske Bank A.S..................................... 1,362,592     32,721,943
  *Jyske Bank A.S......................................   111,779      5,555,458
  #*Rockwool International A.S.........................       246         32,495
   Sydbank A.S.........................................    60,841      1,763,008
                                                                    ------------
TOTAL DENMARK..........................................              125,784,300
                                                                    ------------

FINLAND -- (0.7%)
  *Kesko Oyj...........................................   152,447      7,911,407
  #Neste Oil Oyj.......................................   302,274      5,720,556
  #Outokumpu Oyj.......................................   228,983      3,814,631
   Sampo Oyj...........................................   378,030     12,726,821

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CONTINUED


                                                        Shares          Value++
                                                        ------          -----
FINLAND -- (Continued)
  #Stora Enso Oyj Series R.......................... 1,304,065     $ 15,722,121
   Stora Enso Oyj Sponsored ADR.....................    91,500        1,095,255
  *UPM-Kymmene Oyj.................................. 1,166,852       23,933,637
  *UPM-Kymmene Oyj Sponsored ADR....................    69,300        1,419,957
                                                               -   ------------
TOTAL FINLAND.......................................                 72,344,385
                                                               -   ------------

FRANCE -- (8.3%)
  *Air France-KLM SA................................   320,673        5,659,998
  #AXA SA........................................... 3,678,548       82,466,032
  #AXA SA Sponsored ADR.............................   140,900        3,158,978
   BNP Paribas SA...................................   607,569       48,031,142
   Capgemini SA.....................................   259,094       15,693,596
  #Casino Guichard Perrachon SA.....................   139,152       14,641,767
   Cie de Saint-Gobain SA...........................   875,747       60,426,286
 #*Cie Generale de Geophysique - Veritas Sponsored
   ADR..............................................   141,089        4,993,140
   Cie Generale des Establissements Michelin SA
     Series B.......................................   222,791       22,331,280
  #Ciments Francais SA..............................    26,702        2,820,195
   CNP Assurances SA................................   289,208        6,636,726
   Credit Agricole SA............................... 2,709,992       45,077,952
  *European Aeronautic Defence & Space Co. SA.......    58,580        1,812,528
  #GDF Suez SA...................................... 2,720,289      111,230,825
  #Groupe Eurotunnel SA.............................   545,525        5,931,116
   Lafarge SA.......................................   505,082       35,760,983
   Lagardere SCA....................................   243,906       10,708,917
  *Natixis SA....................................... 1,972,004       11,335,625
  *Peugeot SA.......................................   358,364       16,263,652
   PPR SA...........................................   161,317       28,841,284
  *Renault SA.......................................   500,084       30,450,598
  *Rexel SA.........................................   107,337        2,938,772
  #*Sanofi-Aventis SA ADR...........................   651,672       25,754,077
   SCOR SE..........................................   199,135        6,078,949
   Societe Generale Paris SA........................ 1,255,581       83,907,846
   STMicroelectronics NV............................ 1,542,301       18,251,326
  #Vivendi SA....................................... 3,447,034      108,081,627
                                                                   ------------
TOTAL FRANCE........................................                809,285,217
                                                                   ------------

GERMANY -- (8.1%)
  #Allianz SE.......................................   439,353       69,027,351
  #Allianz SE Sponsored ADR......................... 2,834,240       44,639,280
   Bayerische Motoren Werke AG......................   915,762       86,217,868
   Celesio AG.......................................    69,612        1,690,907
 #*Commerzbank AG................................... 1,163,573        7,404,343
  *Daimler AG....................................... 2,088,586      161,419,483
   Deutsche Bank AG.................................   965,050       62,853,121
  #Deutsche Bank AG (D18190898).....................   420,711       27,480,843
  #*Deutsche Lufthansa AG...........................   464,311       10,534,177
   Deutsche Telekom AG.............................. 2,852,483       47,140,915
  #Deutsche Telekom AG Sponsored ADR................ 3,099,741       51,455,701
  #E.ON AG.......................................... 1,598,720       54,642,935
   Fraport AG.......................................    41,329        3,300,375
   Generali Deutschland Holding AG..................    12,911        1,673,782
  #Hannover Rueckversicherung AG....................    74,974        4,529,318
  #Heidelberger Zement AG...........................   201,967       15,443,871
   Linde AG.........................................    20,627        3,712,159
  *Merck KGaA.......................................    50,209        5,317,048
  #Munchener Rueckversicherungs-Gesellschaft AG.....   412,644       68,067,628
  #Porsche Automobil Holding SE.....................   334,085       24,148,830
   Salzgitter AG....................................    79,216        6,211,356
   SCA Hygiene Products SE..........................     3,195        1,680,521
   Suedzucker AG....................................    54,734        1,687,385
   ThyssenKrupp AG..................................   368,208       16,928,478

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CONTINUED


                                                          Shares        Value++
                                                          ------        -----
 GERMANY -- (Continued)
   #Volkswagen AG....................................     44,125   $  7,857,757
                                                                   ------------
 TOTAL GERMANY.......................................               785,065,432
                                                                   ------------

 GREECE -- (0.1%)
  #*Alpha Bank A.E...................................    288,957      1,684,550
  #*EFG Eurobank Ergasias S.A........................    385,650      2,170,707
    Hellenic Petroleum S.A...........................    334,517      3,563,782
   *National Bank of Greece S.A......................    208,302      1,610,709
    National Bank of Greece S.A. ADR.................    619,230        984,576
                                                                   ------------
 TOTAL GREECE........................................                10,014,324
                                                                   ------------

 HONG KONG -- (1.4%)
    Cathay Pacific Airways, Ltd......................    170,000        426,109
    Cheung Kong Holdings, Ltd........................     10,000        157,825
    Dah Sing Financial Holdings, Ltd.................    113,650        715,296
    Great Eagle Holdings, Ltd........................    847,721      3,018,500
    Hang Lung Group, Ltd.............................    477,000      3,214,274
   #Henderson Land Development Co., Ltd..............  3,177,114     21,806,968
    Hong Kong & Shanghai Hotels, Ltd.................  1,321,837      2,331,713
    Hopewell Holdings, Ltd...........................  1,064,169      3,217,843
    Hutchison Whampoa, Ltd...........................  5,618,000     64,322,781
    Hysan Development Co., Ltd.......................  1,035,259      4,840,375
   *Mongolia Energy Corp, Ltd........................  1,900,000        447,780
    New World Development Co., Ltd...................  8,159,476     14,359,894
   *Orient Overseas International, Ltd...............    360,500      2,764,235
    Pacific Basin Shipping, Ltd......................    301,000        186,765
   #Sino Land Co., Ltd...............................    610,684      1,080,131
    Wharf Holdings, Ltd..............................      7,990         58,839
   #Wheelock & Co., Ltd..............................  3,482,000     14,446,681
                                                                   ------------
 TOTAL HONG KONG.....................................               137,396,009
                                                                   ------------

 IRELAND -- (0.1%)
    CRH P.L.C........................................    211,877      5,259,504
   #CRH P.L.C. Sponsored ADR.........................    247,458      6,174,077
                                                                   ------------
 TOTAL IRELAND.......................................                11,433,581
                                                                   ------------

 ISRAEL -- (0.4%)
   *Bank Hapoalim B.M................................  2,375,530     12,492,265
    Bank Leumi Le-Israel B.M.........................  2,840,659     14,779,239
    Elbit Systems, Ltd...............................     28,717      1,629,927
   *Israel Discount Bank, Ltd........................    948,013      2,006,545
   *NICE Systems, Ltd. Sponsored ADR.................    107,741      4,108,164
    Partner Communications Co., Ltd..................     95,455      1,810,236
                                                                   ------------
 TOTAL ISRAEL........................................                36,826,376
                                                                   ------------

 ITALY -- (1.5%)
  #*Banca Monte Dei Paschi di Siena SpA..............  5,698,737      7,721,993
    Banco Popolare Scarl.............................    426,228      1,264,265
   *Finmeccanica SpA.................................    680,162      9,190,027
    Intesa Sanpaolo SpA.............................. 10,123,801     33,625,792
   #Telecom Italia SpA...............................  5,476,933      8,235,291
   #Telecom Italia SpA Sponsored ADR.................  1,874,500     28,173,735
    UniCredit SpA.................................... 15,743,876     40,545,467
   #Unione di Banche Italiane ScpA...................  1,533,872     13,749,336
                                                                   ------------
 TOTAL ITALY.........................................               142,505,906
                                                                   ------------

 JAPAN -- (16.1%)
    77 Bank, Ltd. (The)..............................    737,372      3,406,225
   #AEON Co., Ltd....................................  1,886,800     22,733,204
   #Aisin Seiki Co., Ltd.............................    346,600     12,225,177

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CONTINUED


                                                           Shares       Value++
                                                           ------       -----
JAPAN -- (Continued)
   Ajinomoto Co., Inc.................................. 1,342,000   $14,924,639
   Alfresa Holdings Corp...............................    85,700     3,026,273
   Amada Co., Ltd......................................   821,000     6,593,360
  #Aozora Bank, Ltd....................................   991,000     2,146,635
  #Asahi Kasei Corp....................................   890,000     6,151,904
  #Asatsu-DK, Inc......................................    32,500       852,806
   Autobacs Seven Co., Ltd.............................     5,600       205,819
  #Awa Bank, Ltd. (The)................................    65,600       409,873
   Bank of Kyoto, Ltd. (The)...........................   739,400     6,852,066
   Bank of Yokohama, Ltd. (The)........................ 1,308,000     6,479,881
   Bridgestone Corp.................................... 1,240,300    27,393,779
   Canon Marketing Japan, Inc..........................   124,900     1,383,202
  #Casio Computer Co., Ltd.............................   249,300     1,982,416
   Chiba Bank, Ltd. (The).............................. 1,016,000     6,015,367
   Chugoku Bank, Ltd. (The)............................   403,800     4,705,995
   Chuo Mitsui Trust Holdings, Inc..................... 5,877,629    20,235,140
   Citizen Holdings Co., Ltd...........................   511,000     3,094,181
  #Coca-Cola West Co., Ltd.............................   109,007     2,257,560
   Comsys Holdings Corp................................   151,700     1,587,411
  #Cosmo Oil Co., Ltd.................................. 1,212,364     4,001,907
   Credit Saison Co., Ltd..............................   345,100     5,786,754
   Dai Nippon Printing Co., Ltd........................ 1,815,000    21,772,708
   Daicel Chemical Industries, Ltd.....................   515,000     3,321,597
  #Daido Steel Co., Ltd................................   398,000     2,274,964
   Dainippon Sumitomo Pharma Co., Ltd..................   374,800     3,603,995
   Daishi Bank, Ltd. (The).............................   573,932     1,810,884
   Daiwa House Industry Co., Ltd.......................   769,000     9,317,360
  #Daiwa Securities Group, Inc......................... 3,289,000    14,195,388
   Denso Corp..........................................   367,888    12,311,908
  #*Elpida Memory, Inc.................................   385,300     5,773,322
   Fuji Heavy Industries, Ltd.......................... 1,318,000     9,810,231
   Fuji Television Network, Inc........................     1,128     1,507,859
   FUJIFILM Holdings Corp.............................. 1,327,000    41,253,620
   Fujikura, Ltd.......................................   694,000     3,596,546
   Fukuoka Financial Group, Inc........................ 1,800,000     7,479,700
   Fukuyama Transporting Co., Ltd......................    71,000       343,123
   Glory, Ltd..........................................   119,600     2,626,662
   Gunma Bank, Ltd. (The)..............................   921,397     4,987,508
  #H2O Retailing Corp..................................   198,000     1,439,339
   Hachijuni Bank, Ltd. (The)..........................   993,231     5,929,308
   Hakuhodo Dy Holdings, Inc...........................    39,920     2,090,358
  #Hankyu Hanshin Holdings, Inc........................   552,000     2,445,322
   Higo Bank, Ltd. (The)...............................   376,000     2,168,084
  #Hiroshima Bank, Ltd. (The)..........................   300,000     1,311,252
   Hitachi Capital Corp................................   105,100     1,499,183
   Hitachi High-Technologies Corp......................   159,200     3,350,348
   Hitachi Transport System, Ltd.......................   111,000     1,542,447
   Hitachi, Ltd........................................   660,000     3,582,301
   Hitachi, Ltd. ADR...................................   111,293     6,061,017
   Hokkoku Bank, Ltd. (The)............................   512,409     1,732,023
  #Hokuhoku Financial Group, Inc....................... 2,620,000     5,000,101
  #House Foods Corp....................................   148,300     2,427,602
   Hyakugo Bank, Ltd. (The)............................   475,028     2,070,506
   Hyakujishi Bank, Ltd. (The).........................   329,000     1,228,175
   Idemitsu Kosan Co., Ltd.............................    51,124     6,045,962
   Inpex Corp..........................................     3,476    26,722,740
  #*Isetan Mitsukoshi Holdings, Ltd....................   882,200     8,516,391
   ITOCHU Corp......................................... 2,108,100    21,960,332
   Iyo Bank, Ltd. (The)................................   548,000     4,582,799
  #J. Front Retailing Co., Ltd......................... 1,136,000     4,936,596
   Joyo Bank, Ltd. (The)............................... 1,518,000     6,126,818

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CONTINUED

                                                           Shares       Value++
                                                           ------       -----

JAPAN -- (Continued)
   JS Group Corp......................................    561,100   $13,523,511
   JTEKT Corp.........................................    475,200     6,172,972
   Juroku Bank, Ltd...................................    400,000     1,240,206
   JX Holdings, Inc...................................  5,520,533    38,879,397
   Kagoshima Bank, Ltd. (The).........................    358,143     2,408,221
  #Kajima Corp........................................  1,830,000     5,247,342
   Kamigumi Co., Ltd..................................    519,000     4,445,131
  #Kandenko Co., Ltd..................................    129,000       667,920
   Kaneka Corp........................................    653,542     4,770,078
  #Kawasaki Kisen Kaisha, Ltd.........................  1,166,087     3,910,320
   Keiyo Bank, Ltd. (The).............................    418,000     2,056,358
  #Kewpie Corp........................................    131,300     1,572,741
  #Kinden Corp........................................    285,000     2,429,675
   Kobe Steel, Ltd....................................  3,785,000     9,392,385
   Kyocera Corp.......................................    306,200    33,784,557
   Kyocera Corp. Sponsored ADR........................     13,600     1,494,776
   Kyowa Hakko Kirin Co., Ltd.........................    604,000     6,026,628
   Mabuchi Motor Co., Ltd.............................     36,100     1,791,044
   Marui Group Co., Ltd...............................    542,642     3,748,884
  #Maruichi Steel Tube, Ltd...........................    104,400     2,598,008
   Mazda Motor Corp...................................  3,005,000     6,900,348
   Medipal Holdings Corp..............................    339,800     2,826,017
   Meiji Holdings Co., Ltd............................    144,395     6,167,108
   Mitsubishi Chemical Holdings Corp..................  2,542,500    17,216,250
   Mitsubishi Gas Chemical Co., Inc...................    890,000     6,972,654
   Mitsubishi Heavy Industries, Ltd...................  9,007,000    43,038,599
  #Mitsubishi Logistics Corp..........................    236,000     2,610,466
   Mitsubishi Materials Corp..........................  2,533,000     8,793,390
   Mitsubishi Tanabe Pharma Corp......................    623,000    10,335,289
  #Mitsubishi UFJ Financial Group, Inc................ 13,207,406    63,390,116
  #Mitsubishi UFJ Financial Group, Inc. ADR...........  4,781,372    22,807,144
   Mitsui & Co., Ltd..................................    644,200    11,463,597
   Mitsui & Co., Ltd. Sponsored ADR...................     11,723     4,164,596
  #Mitsui Chemicals, Inc..............................  1,861,800     6,821,521
  #Mitsui Engineering & Shipbuilding Co., Ltd.........  1,025,000     2,544,963
   Mitsui Mining & Smelting Co., Ltd..................     64,030       229,235
   Mitsui O.S.K. Lines, Ltd...........................    726,000     4,049,282
   Mitsumi Electric Co., Ltd..........................    149,000     1,910,626
 #*Mizuho Financial Group, Inc. ADR...................    349,173     1,113,862
  #Mizuho Securities Co., Ltd.........................  1,325,000     3,372,225
   MS&AD Insurance Group Holdings, Inc................    859,353    20,124,210
   Nagase & Co., Ltd..................................    235,889     2,988,258
   Namco Bandai Holdings, Inc.........................    441,300     4,873,531
   Nanto Bank, Ltd. (The).............................    323,000     1,579,974
  *NEC Corp...........................................  5,425,101    11,443,119
   Nippon Express Co., Ltd............................  1,952,238     7,778,466
   Nippon Kayaku Co., Ltd.............................      6,000        57,958
   Nippon Meat Packers, Inc...........................    429,536     5,950,236
   Nippon Paper Group, Inc............................    231,700     4,655,540
   Nippon Sheet Glass Co., Ltd........................  1,171,739     3,450,328
   Nippon Shokubai Co., Ltd...........................    234,000     3,071,343
   Nippon Steel Corp..................................  3,383,000    10,582,166
   Nippon Television Network Corp.....................     12,380     1,760,442
   Nippon Yusen K.K...................................  3,032,000    11,208,824
   Nishi-Nippon Bank, Ltd.............................  1,403,569     3,975,435
   Nissan Motor Co., Ltd..............................  4,831,600    46,487,303
   Nisshin Seifun Group, Inc..........................    394,500     4,938,299
  #Nisshin Steel Co., Ltd.............................  1,431,000     2,856,415
   Nisshinbo Holdings, Inc............................    305,000     3,018,991
   NKSJ Holdings, Inc.................................  1,353,000     8,720,323
   NOK Corp...........................................    162,200     2,772,446

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CONTINUED

                                                           Shares       Value++
                                                           ------       -----

JAPAN -- (Continued)
   Nomura Real Estate Holdings, Inc....................   164,700   $ 2,544,106
   NTN Corp............................................   651,000     3,126,166
  #Obayashi Corp....................................... 1,650,682     6,963,424
   Ogaki Kyoritsu Bank, Ltd. (The).....................   334,000     1,071,825
   Oji Paper Co., Ltd.................................. 1,997,000     8,966,431
  #Ono Pharmaceutical Co., Ltd.........................    92,600     4,677,963
   Onward Holdings Co., Ltd............................   278,000     2,070,954
   Panasonic Corp...................................... 3,135,817    38,559,093
   Panasonic Corp. Sponsored ADR.......................   302,421     3,716,754
   Rengo Co., Ltd......................................   428,000     2,562,154
   Ricoh Co., Ltd...................................... 1,666,000    18,385,210
   Rohm Co., Ltd.......................................   230,500    13,882,109
   San-in Godo Bank, Ltd. (The)........................   309,900     2,298,586
   Sankyo Co., Ltd.....................................    57,500     2,990,318
   Sapporo Hokuyo Holdings, Inc........................   529,800     2,350,165
  #SBI Holdings, Inc...................................    45,820     4,939,619
  #Seiko Epson Corp....................................   296,800     5,164,517
  #Seino Holdings Co., Ltd.............................   295,000     2,216,047
   Sekisui Chemical Co., Ltd...........................   988,000     8,289,272
   Sekisui House, Ltd.................................. 1,354,000    13,125,304
   Seven & I Holdings Co., Ltd......................... 1,322,700    33,287,207
  #Sharp Corp.......................................... 2,998,000    27,583,492
   Shiga Bank, Ltd.....................................   455,185     2,442,079
  #Shimizu Corp........................................ 1,371,000     5,792,622
  #Shinko Electric Industries Co., Ltd.................   120,300     1,235,418
   Shinsei Bank, Ltd................................... 1,642,000     1,974,626
   Shizuoka Bank, Ltd.................................. 1,009,000     9,193,640
   Showa Denko K.K..................................... 1,456,000     2,905,748
   Showa Shell Sekiyu K.K..............................   127,500     1,391,044
  #SKY Perfect JSAT Holdings, Inc......................     3,029     1,210,445
   Sohgo Security Services Co., Ltd....................   101,300     1,162,891
   Sojitz Corp......................................... 2,578,100     4,975,019
   Sony Corp...........................................   768,200    21,690,495
  #Sony Corp. Sponsored ADR............................ 1,801,665    51,005,136
   Sumitomo Bakelite Co., Ltd..........................   347,000     2,225,394
  #Sumitomo Chemical Co., Ltd.......................... 2,223,000    11,821,950
  #Sumitomo Corp....................................... 3,241,900    44,721,492
   Sumitomo Electric Industries, Ltd................... 2,606,700    36,293,483
   Sumitomo Forestry Co., Ltd..........................   158,000     1,384,790
   Sumitomo Heavy Industries, Ltd......................   297,000     1,958,556
   Sumitomo Mitsui Financial Group, Inc................   695,200    21,594,213
   Sumitomo Rubber Industries, Ltd.....................   230,300     2,609,698
   Suzuken Co., Ltd....................................   150,000     3,750,258
  #Suzuki Motor Corp...................................   166,600     3,966,220
  #Taiheiyo Cement Corp................................ 1,638,800     2,809,760
  #Taisei Corp......................................... 2,148,703     5,033,548
  #Taisho Pharmaceutical Co., Ltd......................   285,000     6,721,227
  #Taiyo Yuden Co., Ltd................................   177,000     2,492,527
  #Takashimaya Co., Ltd................................   615,634     4,209,435
   TDK Corp............................................    45,400     2,342,409
   Teijin, Ltd......................................... 1,535,450     7,358,593
   Toda Corp...........................................   385,000     1,429,869
  #Tokai Rika Co., Ltd.................................    94,200     1,650,635
  #Tokuyama Corp.......................................   637,000     3,311,904
   Tokyo Broadcasting System, Inc......................    85,300       997,837
  #Tokyo Steel Manufacturing Co., Ltd..................   224,500     2,432,909
   Tokyo Tatemono Co., Ltd.............................   808,000     2,921,767
  #Toppan Printing Co., Ltd............................ 1,312,000    10,312,974
   Tosoh Corp.......................................... 1,044,000     4,038,660
   TOTO, Ltd...........................................     3,000        23,556
   Toyo Seikan Kaisha, Ltd.............................   346,349     5,887,977

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CONTINUED


                                                        Shares          Value++
                                                        ------          -----

JAPAN -- (Continued)
   Toyobo Co., Ltd..................................   743,000   $    1,174,040
   Toyota Auto Body Co., Ltd........................   108,400        1,918,373
  #Toyota Motor Corp. Sponsored ADR.................   551,545       43,947,106
   Toyota Tsusho Corp...............................   482,400        8,043,545
   TV Asahi Corp....................................       755        1,160,072
   UNY Co., Ltd.....................................   390,450        3,421,591
  #Wacoal Corp......................................   179,000        2,330,271
   Yamaguchi Financial Group, Inc...................   492,148        4,445,126
   Yamaha Corp......................................   327,300        4,093,580
  #Yamato Holdings Co., Ltd.........................   510,500        8,150,421
   Yamato Kogyo Co., Ltd............................    82,600        2,726,086
   Yamazaki Baking Co., Ltd.........................   170,000        2,192,332
  *Yokogawa Electric Corp...........................   370,400        3,001,031
   Yokohama Rubber Co., Ltd.........................   437,000        2,235,036
                                                                 --------------
TOTAL JAPAN.........................................              1,565,279,132
                                                                 --------------

MALAYSIA -- (0.0%)
  *Rekapacific Berhad...............................   691,000               --
                                                                 --------------

NETHERLANDS -- (3.2%)
  *Aegon NV......................................... 3,288,297       26,136,834
  #Akzo Nobel NV....................................   172,297       13,359,615
   APERAM NV........................................   122,341        5,150,771
   ArcelorMittal NV................................. 2,446,831       90,424,916
  *ING Groep NV..................................... 3,849,884       50,719,361
 #*ING Groep NV Sponsored ADR....................... 1,273,519       16,797,716
  #Koninklijke Ahold NV.............................   984,473       13,825,479
   Koninklijke DSM NV...............................   443,200       30,548,403
  *Koninklijke Philips Electronics NV............... 1,939,039       57,430,601
  *Philips Electronics NV ADR.......................   137,395        4,051,779
                                                                 --------------
TOTAL NETHERLANDS...................................                308,445,475
                                                                 --------------

NEW ZEALAND -- (0.1%)
   Auckland International Airport, Ltd..............     1,500            2,699
  #Contact Energy, Ltd.............................. 1,105,671        5,334,062
                                                                 --------------
TOTAL NEW ZEALAND...................................                  5,336,761
                                                                 --------------

NORWAY -- (0.9%)
 #*Aker ASA.........................................    47,313        1,443,860
  *Austevoll Seafood ASA............................     3,776           29,012
  #DnB NOR ASA Series A............................. 1,019,893       16,584,115
   Marine Harvest ASA............................... 3,830,782        5,061,012
  #Norsk Hydro ASA.................................. 2,611,753       23,165,445
   Norsk Hydro ASA Sponsored ADR....................    59,900          533,709
   Orkla ASA........................................ 2,700,350       27,328,613
 #*Renewable Energy Corp. ASA....................... 1,281,469        4,525,572
  *Storebrand ASA...................................   812,117        8,434,698
                                                                 --------------
TOTAL NORWAY........................................                 87,106,036
                                                                 --------------

PORTUGAL -- (0.1%)
  #Banco Comercial Portugues SA..................... 3,941,284        3,144,457
  #Banco Espirito Santo SA..........................   747,704        3,149,473
  #Cimpor Cimentos de Portugal SA...................   141,684          978,886
 #*EDP Renovaveis SA................................   332,401        2,560,280
                                                                 --------------
TOTAL PORTUGAL......................................                  9,833,096
                                                                 --------------

SINGAPORE -- (1.0%)
  *Allgreen Properties, Ltd.........................   896,000          864,906
   CapitaLand, Ltd.................................. 4,942,000       13,745,108
  #DBS Group Holdings, Ltd.......................... 2,060,279       25,242,488

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CONTINUED

                                                          Shares        Value++
                                                          ------        -----

 SINGAPORE -- (Continued)
    Fraser & Neave, Ltd..............................  1,620,450   $  8,307,108
    Golden Agri-Resources, Ltd....................... 13,950,000      7,598,047
  #*Neptune Orient Lines, Ltd........................  1,079,004      1,661,998
    Oversea-Chinese Banking Corp., Ltd...............    115,656        903,184
   #Overseas Union Enterprise, Ltd...................    405,000      1,015,694
    Singapore Airlines, Ltd..........................  1,585,600     18,264,727
    Singapore Land, Ltd..............................    532,000      3,112,906
    United Industrial Corp., Ltd.....................  2,155,000      4,986,717
    UOL Group, Ltd...................................  1,376,600      5,450,267
    Venture Corp., Ltd...............................    307,000      2,422,225
    Wheelock Properties, Ltd.........................    870,000      1,323,423
                                                                   ------------
 TOTAL SINGAPORE.....................................                94,898,798
                                                                   ------------

 SPAIN -- (2.7%)
   #Acciona SA.......................................    114,419     13,309,795
    Acerinox SA......................................     49,571        995,853
    Banco Bilbao Vizcaya Argentaria SA...............    330,320      4,231,249
   #Banco de Sabadell SA.............................  4,324,542     19,152,397
   #Banco Espanol de Credito SA......................    400,117      3,737,839
   #Banco Popular Espanol SA.........................  3,696,634     22,143,783
   #Banco Santander SA...............................  2,602,226     33,231,715
   #Banco Santander SA Sponsored ADR.................  1,261,600     15,643,840
    Cia Espanola de Petroleos SA.....................     15,456        645,711
    Criteria Caixacorp SA............................  2,389,809     17,628,434
   #Fomento de Construcciones y Contratas SA.........     41,871      1,422,515
    Gas Natural SDG SA...............................  1,125,597     23,144,887
    Iberdrola Renovables SA..........................  2,721,005     12,452,602
   #Iberdrola SA.....................................     81,176        752,786
    Repsol YPF SA....................................  1,083,639     38,685,102
   #Repsol YPF SA Sponsored ADR......................  1,432,181     51,157,505
                                                                   ------------
 TOTAL SPAIN.........................................               258,336,013
                                                                   ------------

 SWEDEN -- (2.1%)
   #Boliden AB.......................................    148,536      3,350,284
    Holmen AB Series A...............................      6,300        244,462
    Nordea Bank AB...................................  4,013,687     45,762,056
   #Skandinaviska Enskilda Banken AB Series A........  3,019,960     29,030,609
    Skandinaviska Enskilda Banken AB Series C........     10,974        104,506
  #*SSAB AB Series A.................................    507,586      9,071,359
   *SSAB AB Series B.................................    233,785      3,655,576
    Svenska Cellulosa AB.............................     57,860        883,896
   #Svenska Cellulosa AB Series B....................  1,586,671     24,324,302
    Swedbank AB Series A.............................  1,315,078     24,941,152
    Tele2 AB Series B................................    514,774     12,927,415
   *Telefonaktiebolaget LM Ericsson AB...............     44,151        669,926
   *Telefonaktiebolaget LM Ericsson AB Series A......        462          6,792
   #Telefonaktiebolaget LM Ericsson AB Sponsored ADR.    952,162     14,472,862
   #TeliaSonera AB...................................  3,787,012     30,905,616
   *Volvo AB Series A................................    427,286      8,370,994
                                                                   ------------
 TOTAL SWEDEN........................................               208,721,807
                                                                   ------------

 SWITZERLAND -- (5.2%)
   #Adecco SA........................................    351,751     25,137,851
   *Alpiq Holding AG.................................        883        355,340
    Baloise Holding AG...............................    200,163     22,153,281
    Banque Cantonale Vaudoise AG.....................      4,139      2,544,835
    Compagnie Financiere Richemont SA Series A.......    661,342     42,775,038
    Credit Suisse Group AG...........................    302,062     13,748,857
   #Credit Suisse Group AG Sponsored ADR.............    805,990     36,664,485
   #Givaudan SA......................................     14,257     15,863,691

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CONTINUED


                                                        Shares          Value++
                                                        ------          -----
 SWITZERLAND -- (Continued)
   #Holcim, Ltd. AG................................    886,165   $   77,213,358
   *Lonza Group AG.................................     10,691          919,402
    Novartis AG ADR................................    512,259       30,310,365
    PSP Swiss Property AG..........................     95,780        8,719,368
    St. Galler Kantonalbank AG.....................      4,446        2,492,390
    Swatch Group AG (The)..........................     13,715        6,753,751
    Swiss Life Holding AG..........................    123,557       22,559,720
    Swiss Reinsurance Co., Ltd. AG.................  1,108,107       66,116,889
   *UBS AG.........................................  2,123,522       42,497,127
    Zurich Financial Services AG...................    322,634       90,717,790
                                                                 --------------
 TOTAL SWITZERLAND.................................                 507,543,538
                                                                 --------------

 UNITED KINGDOM -- (13.6%)
    Anglo American P.L.C...........................      2,379          124,704
    Associated British Foods P.L.C.................  1,497,803       25,225,207
    Aviva P.L.C....................................  7,396,866       55,357,784
   #Barclays P.L.C. Sponsored ADR..................  4,180,831       79,644,831
    BP P.L.C. Sponsored ADR........................    293,750       13,553,625
    Carnival P.L.C.................................    658,867       26,527,823
   #Carnival P.L.C. ADR............................    241,674        9,664,543
   *easyJet P.L.C..................................    484,588        2,827,629
   #*International Consolidated Airlines Group
    P.L.C..........................................  3,077,641       12,245,171
    International Power P.L.C......................  6,483,180       35,882,744
    Investec P.L.C.................................    458,970        3,696,178
    Kazakhmys P.L.C................................    690,345       16,035,790
    Kingfisher P.L.C............................... 10,285,817       47,258,773
    Legal & General Group P.L.C....................  9,524,371       19,589,688
   *Lloyds Banking Group P.L.C.....................  3,393,003        3,368,752
   #*Lloyds Banking Group P.L.C. Sponsored ADR.....  2,857,128       11,285,656
    Mondi P.L.C....................................  1,450,865       14,420,005
    Old Mutual P.L.C............................... 11,290,622       26,319,667
   #Pearson P.L.C. Sponsored ADR...................  1,734,559       33,043,349
    Resolution, Ltd. P.L.C.........................  1,689,231        8,554,343
    Rexam P.L.C....................................  4,277,874       27,957,963
   *Royal Bank of Scotland Group P.L.C............. 15,142,602       10,553,674
   #*Royal Bank of Scotland Group P.L.C. Sponsored
    ADR............................................    377,000        5,259,150
    Royal Dutch Shell P.L.C. ADR...................  3,242,203      254,059,027
   *Royal Dutch Shell P.L.C. Series B..............     29,861        1,162,456
    RSA Insurance Group P.L.C......................  5,305,189       12,225,742
    Sainsbury (J.) P.L.C...........................  5,529,939       32,210,738
    Vodafone Group P.L.C........................... 34,976,333      101,109,152
    Vodafone Group P.L.C. Sponsored ADR............  8,335,538      242,730,867
    Whitbread P.L.C................................      7,910          222,376
    William Morrison Supermarkets P.L.C............  8,127,143       40,095,352
   *Wolseley P.L.C.................................    889,796       32,320,824
    WPP P.L.C......................................  1,259,793       16,501,258
   #WPP P.L.C. Sponsored ADR.......................     30,101        1,965,294
    Xstrata P.L.C..................................  3,843,909       98,592,431
                                                                 --------------
 TOTAL UNITED KINGDOM..............................               1,321,592,566
                                                                 --------------
 TOTAL COMMON STOCKS...............................               8,070,264,414
                                                                 --------------

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CONTINUED

                                                        Shares          Value++
                                                        ------          -----
 RIGHTS/WARRANTS -- (0.0%)
 PORTUGAL -- (0.0%)
   *Banco Comercial Portugues SA Rights
     05/05/11.................................      3,941,284    $      134,266
                                                                 --------------
 SPAIN -- (0.0%)
  #*Banco Popular Espanol SA Rights 04/27/11..      3,696,634           257,338
                                                                 --------------
 TOTAL RIGHTS/WARRANTS........................                          391,604
                                                                 --------------

                                                          Face
                                                        Amount           Value+
                                                        ------           -----
                                                   (000)
 TEMPORARY CASH INVESTMENTS -- (0.1%)
    Repurchase Agreement, PNC Capital
      Markets, Inc. 0.19%, 05/02/11
      (Collateralized by $8,145,000 FNMA
      2.24%, 07/06/15, valued at $8,348,625)
      to be repurchased at $8,222,130......... $        8,222         8,222,000
                                                                 --------------

                                                      Shares /
                                                          Face
                                                        Amount
                                                        ------
                                                    (000)
 SECURITIES LENDING COLLATERAL -- (16.9%)
   (S)@DFA Short Term Investment Fund.........  1,646,576,000     1,646,576,000
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.04%, 05/02/11
     (Collateralized by $48,926,610 FNMA
     2.063%(r), 06/01/35, valued at
     $1,348,186)## to be repurchased at
     $1,321,755............................... $        1,322         1,321,751
                                                                 --------------
 TOTAL SECURITIES LENDING COLLATERAL..........                    1,647,897,751
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
    (Cost $7,369,761,306).....................                   $9,726,775,769
                                                                 ==============

                         THE EMERGING MARKETS SERIES
                           SCHEDULE OF INVESTMENTS
                                April 30, 2011
                                 (Unaudited)

                                                           Shares        Value++
                                                           ------        -----
COMMON STOCKS -- (85.0%)
BRAZIL -- (4.6%)
   AES Tiete SA........................................    16,500   $    246,158
  *All America Latina Logistica SA.....................   157,300      1,295,835
   Amil Participacoes SA...............................    29,000        352,085
   Banco Bradesco SA...................................    61,100      1,018,722
   Banco do Brasil SA..................................   327,585      6,017,802
   Banco Santander Brasil SA ADR.......................   288,084      3,344,655
   BM&F Bovespa SA.....................................   460,000      3,453,216
  *BR Malls Participacoes SA...........................   162,900      1,720,950
   Brasil Telecom SA...................................    38,241        407,398
   Brasil Telecom SA ADR...............................     8,140         86,610
   BRF - Brasil Foods SA ADR...........................   590,060     12,220,143
   CCR SA..............................................     7,800        242,201
  #Centrais Eletricas Brasileiras SA ADR...............    76,563      1,434,791
   Centrais Eletricas Brasileiras SA Sponsored ADR.....    92,700      1,373,814
   Cia de Bebidas das Americas.........................   293,290      7,884,080
   Cia de Saneamento Basico do Estado de Sao Paulo ADR.    19,718      1,153,897
   Cia Energetica de Minas Gerais SA...................    16,900        273,825
   Cia Energetica de Sao Paulo SA......................    53,800      1,036,878
   Cia Siderurgica Nacional SA.........................   704,052     10,991,303
   Cosan SA Industria e Comercio.......................    77,800      1,189,847
   CPFL Energia SA.....................................     1,935         56,087
  *CPFL Energia SA ADR.................................     1,296        114,618
  *Cyrela Brazil Realty SA Empreendimentos e
    Participacoes......................................    84,050        890,614
   Duratex SA..........................................   106,500      1,120,376
   Embraer SA ADR......................................    81,575      2,649,556
  *Energias do Brazil SA...............................     3,500         87,011
  *Fibria Celulose SA..................................    13,825        216,620
 #*Fibria Celulose SA Sponsored ADR....................    50,280        812,022
   Gerdau SA...........................................    19,200        187,216
  *Hypermarcas SA......................................    19,200        257,391
   Itau Unibanco Holding SA............................    33,500        660,971
  *JBS SA..............................................   160,374        542,328
   Lojas Americanas SA.................................    14,800        113,738
   Lojas Renner SA.....................................    20,300        752,282
   MRV Engenharia e Participacoes SA...................    76,950        671,576
  *Multiplan Empreendimentos Imobiliarios SA...........     9,300        194,371
   Natura Cosmeticos SA................................    16,800        471,472
  *OGX Petroleo e Gas Participacoes SA.................   149,800      1,582,555
  *PDG Realty SA Empreendimentos e Participacoes.......   389,200      2,290,867
   Petroleo Brasilerio SA ADR.......................... 1,009,389     37,680,491
   Porto Seguro SA.....................................    33,200        551,645
   Redecard SA.........................................    14,200        206,339
   Souza Cruz SA.......................................   369,370      4,202,722
   Tele Norte Leste Participacoes SA...................    59,254      1,268,545
   Telecomunicacoes de Sao Paulo SA....................     1,000         24,212
  *Tim Participacoes SA................................    53,600        289,942
   Tractebel Energia SA................................    99,200      1,756,115
   Usinas Siderurgicas de Minas Gerais SA..............    39,100        635,015
  #Vale SA Sponsored ADR...............................   375,714     12,548,848
   Vivo Participacoes SA...............................    16,288        637,771
   WEG Industrias SA...................................   278,866      3,465,440
                                                                    ------------
TOTAL BRAZIL...........................................              132,682,966
                                                                    ------------
CHILE -- (1.7%)
   AES Gener SA........................................ 1,098,207        672,400
  #Banco de Chile SA Series F ADR......................    48,896      4,359,085
   Banco de Credito e Inversiones SA Series A..........    15,763      1,068,141
  #Banco Santander Chile SA ADR........................    52,385      4,797,942

THE EMERGING MARKETS SERIES
CONTINUED


                                                            Shares       Value++
                                                            ------       -----
CHILE -- (Continued)
   CAP SA..............................................     34,560   $ 1,857,511
   Cencosud SA.........................................    348,907     2,755,490
   Cia Cervecerias Unidas SA ADR.......................     14,357       861,420
   Colbun SA...........................................  4,884,083     1,471,536
   Corpbanca SA........................................ 34,534,433       548,486
   Embotelladora Andina SA Series A ADR................     23,068       544,405
  #Embotelladora Andina SA Series B ADR................     17,106       493,337
  #Empresa Nacional de Electricidad SA Sponsored ADR...    137,613     7,758,621
   Empresas CMPC SA....................................     29,886     1,658,545
   Empresas Copec SA...................................     46,343       898,860
   Enersis SA Sponsored ADR............................    270,752     5,783,263
   ENTEL Chile SA......................................     70,233     1,419,150
  #Lan Airlines SA Sponsored ADR.......................    175,360     4,899,558
  *Ripley Corp. SA.....................................    159,062       213,488
   S.A.C.I. Falabella SA...............................    124,985     1,363,910
  #Sociedad Quimica y Minera de Chile SA Sponsored ADR.     95,583     5,833,430
  #Vina Concha Y Toro SA Sponsored ADR.................     16,800       840,000
                                                                     -----------
TOTAL CHILE............................................               50,098,578
                                                                     -----------
CHINA -- (12.0%)
  #Agile Property Holdings, Ltd........................    842,000     1,366,833
 #*Air China, Ltd......................................    938,000       951,917
  #Alibaba.com, Ltd....................................    457,500       813,348
 #*Aluminum Corp. of China, Ltd. ADR...................     89,910     2,117,381
  #Angang Steel Co., Ltd...............................    638,000       821,842
   Anhui Conch Cement Co., Ltd.........................    507,000     2,397,268
  #Anta Sports Products, Ltd...........................    341,000       553,767
   Bank of China, Ltd.................................. 40,360,100    22,390,727
   Bank of Communications Co., Ltd.....................  3,881,650     4,111,051
  *BBMG Corp. Series H.................................    392,500       644,724
   Beijing Enterprises Holdings, Ltd...................    393,472     2,103,165
   Belle International Holdings, Ltd...................  1,948,000     3,822,787
 #*Brilliance China Automotive Holdings, Ltd...........    952,000       933,505
  #BYD Co., Ltd........................................    395,886     1,434,540
   China Agri-Industries Holdings, Ltd.................  1,083,202     1,246,609
   China BlueChemical, Ltd.............................  1,076,000       876,817
   China Citic Bank Corp., Ltd.........................  4,332,928     3,109,462
   China Coal Energy Co., Ltd..........................  1,484,777     2,083,306
   China Communications Construction Co., Ltd..........  2,434,000     2,254,375
   China Communications Services Corp., Ltd............  1,484,000       909,111
   China Construction Bank Corp........................ 26,181,590    24,825,704
 #*China COSCO Holdings Co., Ltd.......................  1,646,000     1,585,532
 #*China Eastern Airlines Corp., Ltd...................    536,000       235,368
  #China Everbright, Ltd...............................    712,235     1,576,234
  #China Life Insurance Co., Ltd. ADR..................    250,705    13,460,351
  *China Longyuan Power Group Corp.....................    538,000       553,694
   China Mengniu Dairy Co., Ltd........................    471,000     1,454,676
  #China Merchants Bank Co., Ltd.......................  2,054,034     5,306,108
   China Merchants Holdings International Co., Ltd.....    705,532     3,275,934
 #*China Minsheng Banking Corp., Ltd. Series H.........  1,917,500     1,841,695
  #China Mobile, Ltd. Sponsored ADR....................    696,697    32,110,765
  #China Molybdenum Co., Ltd...........................    865,322       775,831
   China National Building Material Co., Ltd...........  1,191,916     2,516,174
   China Oilfield Services, Ltd........................    628,000     1,242,921
   China Overseas Land & Investment, Ltd...............  2,418,000     4,671,855
  *China Pacific Insurance Group Co., Ltd..............    352,400     1,523,142
   China Petroleum & Chemical Corp.....................  2,542,000     2,562,260
   China Petroleum & Chemical Corp. ADR................     64,260     6,475,480
   China Railway Construction Corp., Ltd...............  1,086,500       963,265
   China Railway Group, Ltd............................  1,730,000       929,434
  *China Resources Cement Holdings, Ltd................    256,000       262,127

THE EMERGING MARKETS SERIES
CONTINUED


                                                             Shares       Value++
                                                             ------       -----
CHINA -- (Continued)
   China Resources Enterprise, Ltd......................  1,035,000   $ 4,152,834
   China Resources Land, Ltd............................  1,130,000     1,944,488
   China Resources Power Holdings Co., Ltd..............    920,000     1,698,650
   China Shenhua Energy Co., Ltd. Series H..............  1,971,500     9,208,248
 #*China Shipping Container Lines Co., Ltd..............  1,951,907       778,790
   China Shipping Development Co., Ltd..................    604,000       638,608
  *China Southern Airlines Co., Ltd.....................    364,000       190,025
  *China Southern Airlines Co., Ltd. ADR................      8,400       220,836
  *China Taiping Insurance Holdings Co., Ltd............    408,200     1,117,820
   China Telecom Corp., Ltd.............................  2,306,000     1,344,732
  #China Telecom Corp., Ltd. ADR........................     37,571     2,192,268
   China Unicom Hong Kong, Ltd. ADR.....................    306,175     6,264,341
   China Yurun Food Group, Ltd..........................    515,000     1,895,543
   CITIC Pacific, Ltd...................................  1,005,000     3,004,483
   CNOOC, Ltd...........................................  1,028,000     2,555,173
  #CNOOC, Ltd. ADR......................................     68,756    17,151,184
   COSCO Pacific, Ltd...................................  1,313,818     2,720,449
   Country Garden Holdings Co...........................  2,232,000       903,618
 #*CSR Corp., Ltd.......................................    685,000       757,915
  #Datang International Power Generation Co., Ltd.......  1,272,000       479,088
   Dongfang Electric Co., Ltd...........................    130,000       426,183
   Dongfeng Motor Corp..................................    884,000     1,381,200
 #*Evergrande Real Estate Group, Ltd....................  2,101,000     1,505,069
   Fosun International, Ltd.............................    900,941       714,637
   Fushan International Energy Group, Ltd...............  2,062,000     1,444,728
  *GCL-Poly Energy Holdings, Ltd........................  2,729,814     1,959,348
   Golden Eagle Retail Group, Ltd.......................    261,000       680,805
 #*GOME Electrical Appliances Holding, Ltd..............  4,865,000     1,755,819
  #Great Wall Motor Co., Ltd............................    320,500       579,254
   Guangdong Investment, Ltd............................    792,000       410,966
  #Guangshen Railway Co., Ltd. Sponsored ADR............     16,034       318,596
  #Guangzhou Automobile Group Co., Ltd..................    360,259       405,270
  #Guangzhou R&F Properties Co., Ltd....................    433,978       591,021
   Hengan International Group Co., Ltd..................    238,000     1,850,983
  *Hong Kong Energy Holdings, Ltd.......................     31,116         2,656
   Huabao International Holdings, Ltd...................    609,586       910,012
   Huaneng Power International, Inc.....................    136,000        75,284
   Huaneng Power International, Inc. ADR................     32,552       722,329
   Industrial & Commercial Bank of China, Ltd. Series H. 35,627,185    30,219,447
  #Jiangsu Express Co., Ltd.............................    764,000       810,386
   Jiangxi Copper Co., Ltd..............................    511,000     1,740,971
   Kingboard Chemical Holdings, Ltd.....................    365,351     2,007,271
   Kunlun Energy Co., Ltd...............................  1,018,000     1,801,424
  #Lee & Man Paper Manufacturing, Ltd...................    829,000       596,975
  #Lenovo Group, Ltd....................................  2,023,278     1,185,972
 #*Longfor Properties Co., Ltd..........................    501,000       803,004
  #Maanshan Iron & Steel Co., Ltd.......................  1,084,000       570,324
  *Metallurgical Corp of China, Ltd. Series H...........    401,000       171,882
   Nine Dragons Paper Holdings, Ltd.....................  1,177,000     1,349,527
  #Parkson Retail Group, Ltd............................    480,000       742,203
  #PetroChina Co., Ltd. ADR.............................    116,910    17,019,758
 #*PICC Property & Casualty Co., Ltd....................    994,000     1,281,272
  #Ping An Insurance Group Co. of China, Ltd. Series H..    697,000     7,644,359
 #*Poly Hong Kong Investment, Ltd.......................    799,000       638,911
 #*Renhe Commercial Holdings Co., Ltd...................  5,084,000       878,878
   Shanghai Electric Group Co., Ltd.....................  2,392,000     1,203,905
   Shanghai Industrial Holdings, Ltd....................    467,274     1,845,038
  #Shimao Property Holdings, Ltd........................  1,600,871     2,181,126
  #Sino-Ocean Land Holdings, Ltd........................  1,927,100     1,096,030
   Sinopec Shanghai Petrochemical Co., Ltd..............    848,000       409,528
   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
     ADR................................................      1,188        57,939

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CONTINUED


                                                           Shares        Value++
                                                           ------        -----
CHINA -- (Continued)
  #*Sinopec Yizheng Chemical Fibre Co., Ltd............   582,000   $    249,645
  *Sinopharm Group Co., Ltd............................   200,800        694,328
  #Soho China, Ltd..................................... 1,436,263      1,242,044
  #Tencent Holdings, Ltd...............................   700,600     20,095,538
  #Tingyi (Cayman Islands) Holding Corp................ 1,072,000      2,852,120
   Tsingtao Brewery Co., Ltd...........................   120,000        638,263
   Want Want China Holdings, Ltd....................... 1,466,000      1,317,757
  #Weichai Power Co., Ltd..............................   148,000      1,015,102
  #Yanzhou Coal Mining Co., Ltd. Sponsored ADR.........    68,830      2,687,123
   Zhaojin Mining Industry Co., Ltd....................   172,500        801,369
   Zhejiang Expressway Co., Ltd........................   292,000        241,802
  #*Zhongsheng Group Holdings, Ltd.....................    81,500        154,058
   Zhuzhou CSR Times Electric Co., Ltd.................   155,000        614,757
   Zijin Mining Group Co., Ltd......................... 1,358,000      1,072,279
  #ZTE Corp............................................   460,838      1,660,726
                                                                    ------------
TOTAL CHINA............................................              349,637,379
                                                                    ------------
COLOMBIA -- (0.4%)
  #Bancolombia SA Sponsored ADR........................    67,624      4,480,090
  #Ecopetrol SA Sponsored ADR..........................   127,440      5,590,793
                                                                    ------------
TOTAL COLOMBIA.........................................               10,070,883
                                                                    ------------
CZECH REPUBLIC -- (0.6%)
   CEZ A.S.............................................   184,371     10,576,484
   Komercni Banka A.S..................................    14,663      3,865,613
   Telefonica 02 Czech Republic A.S....................   142,100      3,647,655
                                                                    ------------
TOTAL CZECH REPUBLIC...................................               18,089,752
                                                                    ------------
EGYPT -- (0.1%)
   Commercial International Bank Egypt S.A.E.
     Sponsored GDR.....................................   157,043        756,224
  *Egyptian Financial Group-Hermes Holding GDR.........       451          2,676
   Orascom Construction Industries GDR.................    39,628      1,625,659
  *Orascom Telecom Holding S.A.E. GDR..................   246,435        852,806
                                                                    ------------
TOTAL EGYPT............................................                3,237,365
                                                                    ------------
HUNGARY -- (0.7%)
   ELMU NYRT...........................................       185         27,767
   Magyar Telekom Telecommunications P.L.C.............   524,822      1,790,791
  *MOL Hungarian Oil & Gas P.L.C.......................    42,653      5,961,230
  #*OTP Bank P.L.C.....................................   248,729      8,830,468
   Richter Gedeon NYRT.................................    13,851      2,898,442
  *Tisza Chemical Group P.L.C..........................    24,774        457,207
                                                                    ------------
TOTAL HUNGARY..........................................               19,965,905
                                                                    ------------
INDIA -- (8.4%)
   ACC, Ltd............................................    43,053      1,080,198
   Adani Enterprises, Ltd..............................   108,375      1,537,256
  *Adani Power, Ltd....................................     3,489          8,882
   Aditya Birla Nuvo, Ltd..............................       979         19,242
  *Agre Developers, Ltd................................       388            509
  *Allahabad Bank, Ltd.................................     8,439         39,172
   Ambuja Cements, Ltd.................................   859,949      3,026,926
   Asea Brown Boveri India, Ltd........................    39,249        760,801
   Asian Paints, Ltd...................................    29,464      1,850,514
   Axis Bank, Ltd......................................   227,042      6,609,001
   Bajaj Auto, Ltd.....................................    88,932      2,970,435
   Bajaj Finserv, Ltd..................................     8,485        101,514
  *Bank of India.......................................    27,875        288,654
   Bharat Electronics, Ltd.............................     7,300        303,128
   Bharat Heavy Electricals, Ltd.......................    19,249        872,004

THE EMERGING MARKETS SERIES
CONTINUED


                                                           Shares       Value++
                                                           ------       -----
INDIA -- (Continued)
   Bharat Petroleum Corp., Ltd.........................    49,660   $   705,090
   Bharti Airtel, Ltd..................................   852,924     7,314,575
  *Bhushan Steel, Ltd..................................     7,335        82,772
   Bosch, Ltd..........................................    13,501     2,028,779
  *Cairn India, Ltd....................................    61,194       483,768
  *Canara Bank.........................................    41,430       592,016
  *Central Bank of India...............................    30,013        91,534
   Cipla, Ltd..........................................   354,995     2,483,155
   Colgate-Palmolive (India), Ltd......................     6,437       131,200
   Container Corp. of India............................       595        15,479
  *Corp. Bank..........................................       467         6,179
   Crompton Greaves, Ltd...............................   169,046       966,005
   Cummins India, Ltd..................................    12,348       196,830
   Dabur India, Ltd....................................   452,662     1,037,490
   DLF, Ltd............................................   141,516       714,261
   Dr. Reddy's Laboratories, Ltd.......................    22,080       834,822
  #Dr. Reddy's Laboratories, Ltd. ADR..................    83,498     3,276,462
  *Essar Oil, Ltd......................................   129,130       386,886
   Exide Industries, Ltd...............................    52,639       181,834
   GAIL India, Ltd.....................................    57,000       613,845
   GAIL India, Ltd. Sponsored GDR......................    28,791     1,857,561
   GlaxoSmithKline Pharmaceuticals, Ltd................    21,922     1,114,323
   Glenmark Pharmaceuticals, Ltd.......................    10,850        73,389
   Godrej Consumer Products, Ltd.......................    23,579       201,135
   Grasim Industries, Ltd..............................     6,300       349,399
   HCL Technologies, Ltd...............................   177,470     2,092,171
   HDFC Bank, Ltd......................................   306,074    15,870,362
   Hero Honda Motors, Ltd. Series B....................    89,012     3,443,117
  *Hindalco Industries, Ltd............................    31,100       151,892
   Hindustan Unilever, Ltd.............................   894,265     5,771,698
   ICICI Bank, Ltd. Sponsored ADR......................   193,312     9,742,925
   IDBI Bank, Ltd......................................    20,895        67,925
  *Idea Cellular, Ltd..................................   128,515       199,820
  *Indian Bank.........................................    23,302       127,271
  *Indian Oil Corp., Ltd...............................    64,341       495,422
  *Indian Overseas Bank................................    23,029        79,547
  *IndusInd Bank, Ltd..................................    51,381       302,725
   Infosys Technologies, Ltd...........................   282,676    18,581,616
  #Infosys Technologies, Ltd. Sponsored ADR............   233,496    15,219,269
   Infrastructure Development Finance Co., Ltd.........   357,891     1,178,412
   ITC, Ltd............................................ 2,298,662     9,998,423
   Jaiprakash Associates, Ltd..........................    70,072       147,275
  *Jaiprakash Power Ventures, Ltd......................    20,194        21,997
   Jindal Steel & Power, Ltd...........................   382,842     5,666,950
  *JSW Energy, Ltd.....................................     8,476        14,322
   JSW Steel, Ltd......................................   106,526     2,288,618
  *Jubilant Industries, Ltd............................     1,743         9,394
  *Kotak Mahindra Bank, Ltd............................    76,414       744,277
  *Lanco Infratech, Ltd................................   163,805       148,225
   Larsen & Toubro, Ltd................................   217,260     7,861,985
  *LIC Housing Finance, Ltd............................    53,635       266,495
   Mahindra & Mahindra, Ltd............................   298,575     5,096,670
   Mangalore Refinery & Petrochemicals, Ltd............   399,619       666,497
   Maruti Suzuki India, Ltd............................   101,304     3,029,109
  *Mphasis, Ltd........................................     1,514        16,101
   Mundra Port & Special Economic Zone, Ltd............    94,479       308,837
   NTPC, Ltd...........................................   147,532       607,383
   Oil & Natural Gas Corp, Ltd.........................   209,228     1,463,898
   Oil India, Ltd......................................    10,163       318,258
  *Oracle Financial Services Software, Ltd.............    14,000       640,444
  *Oriental Bank of Commerce...........................    29,147       228,280

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CONTINUED


                                                          Shares        Value++
                                                          ------        -----
 INDIA -- (Continued)
    Pantaloon Retail India, Ltd......................      4,999   $     31,144
    Pantaloon Retail India, Ltd. Class B.............        305          1,277
    Piramal Healthcare, Ltd..........................     16,398        170,197
    Power Grid Corp. of India, Ltd...................     21,633         51,066
    Proctor & Gamble Hygiene & Health Care, Ltd......      7,710        347,120
   *Ranbaxy Laboratories, Ltd........................    131,027      1,353,592
    Reliance Capital, Ltd............................    129,174      1,647,759
    Reliance Communications, Ltd.....................    742,705      1,679,041
    Reliance Energy, Ltd.............................    116,792      1,738,467
    Reliance Industries, Ltd.........................  1,645,075     36,515,394
   *Reliance Power, Ltd..............................    168,359        496,226
   *Rural Electrification Corp., Ltd.................      1,290          6,975
    Sesa Goa, Ltd....................................    466,659      3,317,863
    Shriram Transport Finance Co., Ltd...............     11,519        202,047
   *State Bank of India..............................     32,851      2,088,314
    Steel Authority of India, Ltd....................    201,411        730,692
    Sterlite Industries (India), Ltd. Series A.......  1,725,980      7,087,075
    Sun Pharmaceuticals Industries, Ltd..............    333,183      3,508,814
    Sun TV Network, Ltd..............................     10,627        102,144
    Tata Chemicals, Ltd..............................     19,724        167,866
    Tata Consultancy Services, Ltd...................    481,215     12,667,589
    Tata Motors, Ltd.................................     23,333        649,183
    Tata Power Co., Ltd..............................    110,221      3,245,903
    Tata Steel, Ltd..................................    105,709      1,473,017
    Tech Mahindra, Ltd...............................     15,908        247,034
    Thermax India, Ltd...............................      6,201         90,980
    Titan Industries, Ltd............................      2,839        259,228
   *Torrent Power, Ltd...............................      5,014         28,032
   *Ultratech Cement, Ltd............................     19,791        487,061
    Unitech, Ltd.....................................     25,419         21,314
    United Spirits, Ltd..............................     30,448        713,686
    Wipro, Ltd.......................................    502,858      5,116,442
   *Yes Bank, Ltd....................................     39,562        273,821
    Zee Entertainment Enterprises, Ltd...............    142,007        432,147
   *Zee Learn, Ltd...................................     14,064          7,236
    Zydus Wellness, Ltd..............................      1,299         17,390
                                                                   ------------
 TOTAL INDIA.........................................               245,047,771
                                                                   ------------

 INDONESIA -- (2.5%)
    PT Adaro Energy Tbk..............................  5,833,000      1,505,576
    PT Astra Agro Lestari Tbk........................    222,000        602,140
    PT Astra International Tbk.......................  2,078,561     13,661,027
    PT Bank Central Asia Tbk.........................  9,187,000      7,956,908
    PT Bank Danamon Indonesia Tbk....................  2,719,740      1,974,500
    PT Bank Mandiri Tbk..............................  4,035,117      3,374,870
   *PT Bank Negara Indonesia Persero Tbk.............  2,213,722      1,048,747
   *PT Bank Pan Indonesia Tbk........................  8,080,000      1,077,612
    PT Bank Rakyat Indonesia Persero Tbk.............  6,566,000      4,957,498
   *PT Bayan Resources Tbk...........................     13,000         25,660
    PT Bumi Resources Tbk............................ 15,481,000      6,220,700
    PT Gudang Garam Tbk..............................    281,000      1,334,826
    PT Indo Tambangraya Megah Tbk....................    195,500      1,071,146
    PT Indocement Tunggal Prakarsa Tbk...............    834,500      1,659,799
    PT Indofood Sukses Makmur Tbk....................  1,691,000      1,097,477
    PT Indosat Tbk...................................    490,500        307,624
    PT International Nickel Indonesia Tbk............  1,647,500        960,931
    PT Kalbe Farma Tbk...............................  1,161,000        485,756
    PT Lippo Karawaci Tbk............................        187             17
   *PT Panasia Indosyntec Tbk........................     75,100          1,920
    PT Perusahaan Gas Negara Tbk.....................  6,456,000      3,023,524
    PT Semen Gresik Persero Tbk......................  2,263,000      2,514,326

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CONTINUED


                                                            Shares       Value++
                                                            ------       -----
INDONESIA -- (Continued)
    PT Sinar Mas Agro Resources & Technology Tbk.......  1,150,500   $   727,156
    PT Tambang Batubara Bukit Asam Tbk.................    502,000     1,310,051
    PT Telekomunikasi Indonesia Tbk.................... 11,996,140    10,812,679
    PT Unilever Indonesia Tbk..........................  1,623,500     2,905,416
    PT United Tractors Tbk.............................    921,500     2,506,528
                                                                     -----------
TOTAL INDONESIA........................................               73,124,414
                                                                     -----------

ISRAEL -- (0.0%)
    IDB Holding Corp., Ltd.............................         --            12
   *Koor Industries, Ltd...............................          1            13
   *Makhteshim-Agan Industries, Ltd....................          1             3
    Osem Investments, Ltd..............................          1             9
                                                                     -----------
TOTAL ISRAEL...........................................                       37
                                                                     -----------

MALAYSIA -- (3.4%)
    Affin Holdings Berhad..............................    318,200       376,356
   *Airasia Berhad.....................................      2,000         1,942
    Alliance Financial Group Berhad....................    323,300       339,715
    AMMB Holdings Berhad...............................    874,959     1,886,813
   *Axiata Group Berhad................................  2,221,275     3,679,402
    Batu Kawan Berhad..................................     15,000        77,593
    Berjaya Corp. Berhad...............................    734,800       283,339
   *Berjaya Media Berhad...............................     18,300         3,449
   *Berjaya Retail Berhad..............................     73,480        16,001
    Berjaya Sports Toto Berhad.........................    709,264     1,011,494
    Boustead Holdings Berhad...........................    197,860       386,906
    British American Tobacco Malaysia Berhad...........    135,500     2,197,320
   *Bursa Malaysia Berhad..............................     44,600       120,959
    CIMB Group Holdings Berhad.........................  3,992,654    11,053,312
    DiGi.Com Berhad....................................    329,462     3,239,392
   *EON Capital Berhad.................................    175,500       428,381
    Fraser & Neave Holdings Berhad.....................     61,000       364,504
    Gamuda Berhad......................................    805,700     1,017,924
    Genting Berhad.....................................  2,167,400     8,499,745
    Genting Malaysia Berhad............................  2,820,500     3,510,061
    Genting Plantations Berhad.........................    213,900       578,117
    Hong Leong Bank Berhad.............................    494,050     1,734,679
    Hong Leong Financial Group Berhad..................    205,729       713,293
    IJM Corp. Berhad...................................    414,560       868,202
    IOI Corp. Berhad...................................  3,208,105     5,735,496
    Kuala Lumpur Kepong Berhad.........................    443,400     3,164,896
    Lafarge Malayan Cement Berhad......................    259,580       635,228
    Malayan Banking Berhad.............................    757,665     2,240,447
   *Malaysia Airports Holdings Berhad..................     23,200        48,386
   *Malaysian Airlines System Berhad...................  1,089,334       670,684
    MISC Berhad........................................  1,391,098     3,667,484
    MMC Corp. Berhad...................................    922,900       836,769
    Nestle (Malaysia) Berhad...........................    204,500     3,310,456
    Oriental Holdings Berhad...........................    225,780       394,092
    Parkson Holdings Berhad............................    186,320       360,599
    Petronas Dagangan Berhad...........................    257,600     1,347,150
    Petronas Gas Berhad................................    475,500     1,808,473
    Plus Expressways Berhad............................  2,201,100     3,342,050
    PPB Group Berhad...................................    382,800     2,196,004
    Public Bank Berhad.................................     67,739       299,361
    Public Bank Berhad Foreign Market Shares...........  1,039,201     4,598,415
    RHB Capital Berhad.................................    372,800     1,116,626
    Shell Refining Co. Federation of Malaysia Berhad...    149,500       550,438
    Sime Darby Berhad..................................  2,342,720     7,137,318
    SP Setia Berhad....................................    883,425     1,246,177
    Star Publications (Malaysia) Berhad................    165,900       191,716

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CONTINUED


                                                            Shares        Value++
                                                            ------        -----
MALAYSIA -- (Continued)
   Telekom Malaysia Berhad.............................    957,700   $  1,291,086
   Tenaga Nasional Berhad..............................  2,608,450      5,297,491
  *UEM Land Holdings Berhad............................    788,637        717,379
   UMW Holdings Berhad.................................    475,466      1,128,120
   YTL Corp. Berhad....................................  5,279,425      2,961,859
   YTL Power International Berhad......................    283,040        215,993
                                                                     ------------
TOTAL MALAYSIA.........................................                98,899,092
                                                                     ------------

MEXICO -- (6.2%)
  *Alfa S.A.B. de C.V. Series A........................     41,900        622,766
  #America Movil S.A.B. de C.V. Series L............... 22,345,121     64,016,791
   America Movil S.A.B. de C.V. Series L ADR...........     11,264        644,301
  *Cementos de Mexico S.A.B de C.V. Series B...........    289,651        250,608
 #*Cemex S.A.B. de C.V. Sponsored ADR..................    283,720      2,462,690
  #Coca-Cola Femsa S.A.B. de C.V. Series L.............    298,900      2,385,135
  *Corporacion Interamericana de Entramiento S.A.B. de
    C.V. Series B......................................     28,827         16,277
   Corporativo Fragua S.A.B. de C.V....................         21            274
   El Puerto de Liverpool S.A.B. de C.V................    109,400        826,794
  #Fomento Economico Mexicano S.A.B. de C.V. Series B
    & D................................................  2,109,900     13,267,863
   Grupo Carso S.A.B. de C.V. Series A-1...............    577,632      2,243,952
 #*Grupo Elektra S.A. de C.V...........................     88,187      4,021,836
   Grupo Financiero Banorte S.A.B. de C.V..............  1,473,229      7,358,658
  #Grupo Financiero Inbursa S.A.B. de C.V. Series O....    908,264      4,753,677
  #Grupo Industrial Bimbo S.A.B. de C.V. Series A......  1,570,500      3,472,052
   Grupo Industrial Maseca S.A.B. de C.V. Series B.....    229,000        275,515
   Grupo Mexico S.A.B. de C.V. Series B................  3,928,317     13,602,050
  #Grupo Modelo S.A.B. de C.V. Series C................    731,750      4,637,122
  *Grupo Nutrisa S.A.B. de C.V.........................        129            448
  *Grupo Qumma S.A. de C.V. Series B...................      1,591             25
  *Grupo Televisa S.A. de C.V..........................  1,704,800      8,068,096
  *Grupo Televisa S.A. de C.V. Sponsored ADR...........    109,820      2,604,930
  *Impulsora del Desarrollo y El Empleo en America
    Latina S.A.B. de C.V...............................  2,373,426      4,329,677
  #Industrias Penoles S.A.B. de C.V....................     99,638      3,877,605
 #*Inmuebles Carso S.A.B. de C.V.......................    813,232        916,959
   Kimberly Clark de Mexico S.A.B. de C.V. Series A....    607,800      3,748,690
  *Minera Frisco S.A.B. de C.V.........................    799,732      3,444,384
  #Organizacion Soriana S.A.B. de C.V. Series B........  1,112,075      3,816,820
  *Savia S.A. de C.V...................................    120,000          8,339
   Telefonos de Mexico S.A.B. de C.V. Series A.........    200,000        187,809
   Telefonos de Mexico S.A.B. de C.V. Series L.........  5,939,500      5,572,296
  *Urbi Desarrollos Urbanos S.A.B. de C.V..............     29,362         70,142
  #Wal-Mart de Mexico S.A.B. de C.V. Series V..........  6,300,780     19,704,134
                                                                     ------------
TOTAL MEXICO...........................................               181,208,715
                                                                     ------------

PERU -- (0.4%)
   Cia de Minas Buenaventura S.A. ADR..................    103,984      4,333,013
  *Credicorp, Ltd......................................     70,822      6,835,739
                                                                     ------------
TOTAL PERU.............................................                11,168,752
                                                                     ------------

PHILIPPINES -- (0.4%)
   Aboitiz Equity Ventures, Inc........................    884,000        819,498
   Aboitiz Power Corp..................................  1,073,000        792,766
   Ayala Corp. Series A................................    185,413      1,695,995
   Ayala Land, Inc.....................................  4,735,418      1,821,335
   Banco de Oro Unibank, Inc...........................  1,011,418      1,284,686
   Bank of the Philippine Islands......................  1,747,004      2,402,926
  *Filipina Water Bottling Corp........................  2,006,957             --
   Manila Electric Co..................................     15,000         85,941
  *Metro Bank & Trust Co...............................    351,163        563,518
   Philippine Long Distance Telephone Co...............     42,445      2,467,106

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CONTINUED


                                                           Shares        Value++
                                                           ------        -----
PHILIPPINES -- (Continued)
  *SM Investments Corp.................................     6,000   $     81,204
   SM Prime Holdings, Inc..............................   508,168        142,643
   Universal Robina Corp...............................    36,400         31,754
                                                                    ------------
TOTAL PHILIPPINES......................................               12,189,372
                                                                    ------------

POLAND -- (1.4%)
   Asseco Poland SA....................................    43,043        861,153
   Bank Handlowy w Warszawie SA........................    17,748        668,410
  *Bank Millennium SA..................................   279,559        572,990
   Bank Pekao SA.......................................   113,393      7,432,331
  *Bank Przemyslowo Handlowy BPH SA....................     2,029         58,111
  *BRE Bank SA.........................................     7,401        964,256
   Browary Zywiec SA...................................    13,516      3,638,954
   Cyfrowy Polsat SA...................................    16,779        102,577
  *Enea SA.............................................    12,021         88,322
  *Eurocash SA.........................................     3,829         46,882
  *Getin Holding SA....................................   156,860        881,479
  *Getin Holding SA Allotment Certificates.............     3,927         22,056
  *Grupa Lotos SA......................................    41,630        744,709
  *ING Bank Slaski SA..................................     1,790        590,801
  *Kernel Holding SA...................................    10,020        272,054
   KGHM Polska Miedz SA................................    61,000      4,487,143
  *Kredyt Bank SA......................................    65,825        430,157
  *Mondi Packaging Paper Swiecie SA....................    12,683        394,223
  *PGE SA..............................................   182,228      1,644,612
  *Polski Koncern Naftowy Orlen SA.....................   267,237      5,570,036
   Polskie Gornictwo Naftowe I Gazownictwo SA..........   748,661      1,096,503
   Powszechna Kasa Oszczednosci Bank Polski SA.........   267,637      4,605,666
  *Synthos SA..........................................   104,269        176,998
   Telekomunikacja Polska SA...........................   591,537      3,910,604
   TVN SA..............................................    91,082        603,545
                                                                    ------------
TOTAL POLAND...........................................               39,864,572
                                                                    ------------

RUSSIA -- (5.0%)
  *Evraz Group SA GDR..................................    74,992      2,548,322
  *Federal Hydrogenerating Co. ADR.....................   773,445      4,032,234
   Gazprom OAO Sponsored ADR........................... 3,487,010     59,083,004
   Gazpromneft JSC Sponsored ADR.......................    47,396      1,202,291
   Lukoil OAO Sponsored ADR............................   354,178     24,616,048
   Magnitogorsk Iron & Steel Works Sponsored GDR.......   111,820      1,410,391
   MMC Norilsk Nickel JSC ADR..........................   597,703     16,545,199
   Novolipetsk Steel OJSC GDR..........................    83,762      3,208,723
   Novorossiysk Sea Trade Port GDR.....................     7,539         71,139
  *Polymetal JSC GDR...................................    64,567      1,236,666
   Rosneft Oil Co. GDR................................. 1,184,101     10,605,045
   Severstal OAO GDR...................................   106,027      1,917,940
   Surgutneftegas Sponsonsored ADR.....................   544,495      5,822,487
   Tatneft Sponsored ADR...............................    29,354      1,325,993
  *TMK OAO GDR.........................................    43,610        896,490
   Uralkali Sponsored GDR..............................   111,980      4,721,094
   VimpelCom, Ltd. Sponsored ADR.......................    50,835        740,666
   VTB Bank OJSC GDR...................................   582,346      3,780,546
  *X5 Retail Group NV GDR..............................    59,942      2,120,154
                                                                    ------------
TOTAL RUSSIA...........................................              145,884,432
                                                                    ------------

SOUTH AFRICA -- (7.8%)
   ABSA Group, Ltd.....................................   362,514      7,508,747
   African Bank Investments, Ltd.......................   374,940      2,188,813
   African Rainbow Minerals, Ltd.......................   105,298      3,429,537
   Anglo American Platinum Corp., Ltd..................    70,553      7,180,148

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CONTINUED


                                                           Shares        Value++
                                                           ------        -----
SOUTH AFRICA -- (Continued)
  #AngloGold Ashanti, Ltd. Sponsored ADR...............   197,922   $ 10,090,064
   ArcelorMittal South Africa, Ltd.....................   225,381      3,086,590
   Aspen Pharmacare Holdings, Ltd......................    72,465        894,574
   Barloworld, Ltd.....................................    45,024        508,955
   Bidvest Group, Ltd..................................   182,111      4,198,606
   Discovery Holdings, Ltd.............................   357,805      2,064,082
   Exxaro Resources, Ltd...............................    83,898      2,262,714
   FirstRand, Ltd...................................... 1,540,707      4,852,072
   Freeworld Coatings, Ltd.............................    88,329        164,629
   Gold Fields, Ltd. Sponsored ADR.....................   425,086      7,583,534
  *Growthpoint Properties, Ltd.........................     3,896         10,816
   Harmony Gold Mining Co., Ltd........................   132,269      2,006,134
   Harmony Gold Mining Co., Ltd. Sponsored ADR.........   331,569      5,162,529
   Impala Platinum Holdings, Ltd.......................   478,692     14,970,063
   Imperial Holdings, Ltd..............................    53,487        949,250
   Investec, Ltd.......................................   118,615        959,952
   Kumba Iron Ore, Ltd.................................    15,092      1,104,351
   Liberty Holdings, Ltd...............................   117,508      1,288,585
   Massmart Holdings, Ltd..............................    83,456      1,816,622
  *Medi-Clinic Corp., Ltd..............................     9,184         40,534
   MMI Holdings, Ltd...................................   283,735        736,026
   Mondi, Ltd..........................................    32,757        315,230
   Mr. Price Group, Ltd................................     4,144         42,455
   MTN Group, Ltd...................................... 1,659,950     36,468,496
   Naspers, Ltd. Series N..............................   324,237     19,216,311
   Nedbank Group, Ltd..................................    55,383      1,234,004
   Network Healthcare Holdings, Ltd....................   251,159        542,283
   Northam Platinum, Ltd...............................    29,145        192,591
   Pick'n Pay Stores, Ltd..............................   244,318      1,580,395
   Pretoria Portland Cement Co., Ltd...................   591,367      2,248,721
   PSG Group, Ltd......................................    81,771        543,643
   Sanlam, Ltd.........................................   961,639      4,124,867
  *Sappi, Ltd. Sponsored ADR...........................       500          2,700
  #Sasol, Ltd. Sponsored ADR...........................   721,569     41,721,120
   Shoprite Holdings, Ltd..............................   440,921      6,959,148
   Standard Bank Group, Ltd............................   861,864     13,536,033
   Steinhoff International Holdings, Ltd...............   842,503      3,227,202
  *Super Group, Ltd....................................    37,827          4,560
   Telkom South Africa, Ltd............................   318,908      1,858,406
   Tiger Brands, Ltd...................................    79,054      2,308,496
   Truworths International, Ltd........................   186,043      2,152,048
   Vodacom Group, Ltd..................................   389,448      4,769,894
   Woolworths Holdings, Ltd............................   130,252        594,485
                                                                    ------------
TOTAL SOUTH AFRICA.....................................              228,701,015
                                                                    ------------

SOUTH KOREA -- (14.3%)
  #Amorepacific Corp...................................     3,479      3,506,747
   Cheil Industrial, Inc...............................    20,690      2,281,190
  *Daelim Industrial Co., Ltd..........................    18,215      2,060,185
 #*Daewoo Engineering & Construction Co., Ltd..........   125,248      1,334,579
  #Daewoo International Corp...........................    38,863      1,511,824
  *Daewoo Securities Co., Ltd..........................   103,195      2,177,482
   Daewoo Shipbuilding & Marine Engineering Co., Ltd...   105,130      4,505,671
   Dongbu Insurance Co., Ltd...........................       100          4,768
   Doosan Corp.........................................     4,502        553,190
   Doosan Heavy Industries & Construction Co., Ltd.....    21,575      1,204,751
 #*Doosan Infracore Co., Ltd...........................    82,000      2,273,612
   GS Engineering & Construction Corp..................    27,320      3,292,774
  #GS Holdings Corp....................................    42,945      3,600,556
   Hana Financial Group, Inc...........................   126,111      5,350,730
  #Hankook Tire Manufacturing Co., Ltd.................    82,310      3,305,935

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CONTINUED


                                                           Shares        Value++
                                                           ------        -----
SOUTH KOREA -- (Continued)
  *Hanwha Corp.........................................    11,920   $    548,769
  #Hynix Semiconductor, Inc............................   181,980      5,754,210
  *Hyosung T & C Co., Ltd..............................     7,217        592,374
   Hyundai Department Store Co., Ltd...................     6,301        924,462
   Hyundai Development Co..............................     3,928        107,586
   Hyundai Engineering & Construction Co., Ltd.........     8,263        694,124
   Hyundai Glovis Co., Ltd.............................     6,360        908,920
   Hyundai Heavy Industries Co., Ltd...................    39,086     19,548,628
   Hyundai Merchant Marine Co., Ltd....................    26,021        794,629
  *Hyundai Mipo Dockyard Co., Ltd......................     3,146        558,767
  #Hyundai Mobis.......................................    53,070     17,800,124
   Hyundai Motor Co., Ltd..............................    95,919     22,123,640
   Hyundai Steel Co....................................    58,560      7,460,077
   Industrial Bank of Korea, Ltd.......................    90,040      1,730,357
  #Kangwon Land, Inc...................................   114,660      2,606,808
   KB Financial Group, Inc.............................   139,085      7,455,713
  *KB Financial Group, Inc. ADR........................     2,072        110,417
   KCC Corp............................................     5,799      1,966,429
   Kia Motors Corp.....................................   225,130     16,195,539
  *Korea Electric Power Corp...........................   262,020      6,277,792
   Korea Exchange Bank.................................   200,200      1,706,201
   Korea Gas Corp......................................    23,463        748,459
   Korea Zinc Co., Ltd.................................     1,294        511,040
  *Korean Air Co., Ltd.................................    21,974      1,343,315
   KT Corp.............................................   110,260      3,958,660
   KT&G Corp...........................................   103,590      6,131,129
   LG Chemical, Ltd....................................    32,392     16,092,933
   LG Corp.............................................   118,265     10,888,100
  #LG Display Co., Ltd. ADR............................   201,858      3,597,110
  #LG Electronics, Inc.................................    88,910      8,559,430
  #LG Household & Healthcare Co., Ltd..................     5,120      2,059,436
   LG Uplus Corp.......................................    86,270        524,116
   Lotte Shopping Co., Ltd.............................     4,474      2,040,419
   LS Corp.............................................     5,756        638,020
   NCsoft Corp.........................................     4,942      1,310,586
  #*NHN Corp...........................................     8,597      1,705,525
   OCI Co., Ltd........................................     3,894      2,329,323
   POSCO...............................................    46,060     20,212,768
   Samsung Card Co., Ltd...............................    23,720      1,178,552
  #Samsung Corp........................................   100,930      7,311,633
  #Samsung Electro-Mechanics Co., Ltd..................    37,767      3,655,869
  #Samsung Electronics Co., Ltd........................    95,982     80,171,919
   Samsung Electronics Co., Ltd. GDR...................    49,372     20,610,804
   Samsung Engineering Co., Ltd........................     6,628      1,474,055
   Samsung Fire & Marine Insurance, Ltd................    35,022      7,523,107
  #Samsung Heavy Industries Co., Ltd...................   126,000      5,712,287
  #Samsung SDI Co., Ltd................................    23,228      4,162,253
  *Samsung Securities Co., Ltd.........................    33,780      2,824,443
  #Samsung Techwin Co., Ltd............................     7,702        634,805
   Shinhan Financial Group Co., Ltd....................   218,686     10,728,320
  #Shinhan Financial Group Co., Ltd. ADR...............    16,770      1,627,025
   Shinsegae Co., Ltd..................................    25,192      6,347,072
   SK Co., Ltd.........................................    21,194      3,808,887
  #SK Innovation Co., Ltd..............................    51,889     11,287,927
   SK Telecom Co., Ltd.................................    40,416      6,123,566
  #S-Oil Corp..........................................    46,083      6,889,960
   Woongjin Coway Co., Ltd.............................    13,260        443,146
                                                                    ------------
TOTAL SOUTH KOREA                                                    417,995,559
                                                                    ------------
TAIWAN -- (11.6%)
  #Acer, Inc........................................... 2,805,040      5,262,313

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
                                                           Shares       Value++
                                                           ------       -----
TAIWAN -- (Continued)
   Advanced Semiconductor Engineering, Inc............. 3,289,702   $ 3,852,990
   Advantech Co., Ltd..................................   132,000       437,936
  #Asia Cement Corp.................................... 2,174,316     2,915,207
   Asustek Computer, Inc...............................   445,230     4,019,375
 #*AU Optronics Corp................................... 1,332,873     1,074,400
  *AU Optronics Corp. Sponsored ADR....................   353,406     2,862,589
  #Catcher Technology Co., Ltd.........................   302,429     1,903,376
   Cathay Financial Holdings Co., Ltd.................. 3,891,738     6,506,872
   Chang Hwa Commercial Bank........................... 2,229,000     1,948,122
  #Cheng Shin Rubber Industry Co., Ltd................. 1,166,486     2,948,721
  #Chicony Electronics Co., Ltd........................   232,436       458,533
 #*Chimei Innolux Corp................................. 3,192,818     3,286,546
  *China Airlines, Ltd................................. 1,086,000       695,203
   China Development Financial Holding Corp............ 4,762,150     1,998,142
   China Life Insurance Co., Ltd.......................   671,420       786,326
  *China Petrochemical Development Corp................   305,000       380,619
   China Steel Corp.................................... 9,036,342    11,189,970
   Chinatrust Financial Holdings Co., Ltd.............. 3,493,931     3,210,021
  #Chunghwa Telecom Co., Ltd. ADR......................   196,517     6,200,111
   Clevo Co., Ltd......................................   258,643       592,843
  #Compal Electronics, Inc............................. 3,781,541     4,295,168
  #Delta Electronics, Inc.............................. 1,812,366     8,112,755
   E.Sun Financial Holding Co., Ltd.................... 2,036,668     1,445,176
  #Epistar Corp........................................   396,000     1,316,568
  *Eva Airways Corp....................................   856,000       789,240
  *Evergreen Marine Corp., Ltd......................... 1,047,869       971,181
  #Everlight Electronics Co., Ltd......................   163,942       469,353
  #Far Eastern Department Stores Co., Ltd..............   390,525       691,358
  #Far Eastern New Century Corp........................ 3,073,987     4,839,500
   Far EasTone Telecommunications Co., Ltd.............   815,000     1,236,490
  #Farglory Land Development Co., Ltd..................   134,229       306,736
   First Financial Holding Co., Ltd.................... 5,340,838     4,955,288
   Formosa Chemicals & Fiber Co., Ltd.................. 3,356,445    13,573,038
   Formosa Plastics Corp............................... 4,522,648    18,520,887
   Formosa Taffeta Co., Ltd............................   642,000       696,229
  #Foxconn Technology Co., Ltd.........................   696,661     3,340,388
   Fubon Financial Holding Co., Ltd.................... 6,236,736     9,161,570
   Giant Manufacture Co., Ltd..........................    86,506       346,074
  #Highwealth Construction Corp........................   213,000       473,477
   Hon Hai Precision Industry Co., Ltd................. 5,190,997    19,712,931
  #Hotai Motor Co., Ltd................................   298,000       934,201
   HTC Corp............................................   553,558    25,196,124
   Hua Nan Financial Holding Co., Ltd.................. 4,578,066     3,665,921
  #*Inotera Memories, Inc..............................   674,976       339,431
   Inventec Co., Ltd................................... 1,819,358       979,626
  #Kinsus Interconnect Technology Corp.................   120,000       419,241
  #Largan Precision Co., Ltd...........................    52,860     1,680,272
  #LCY Chemical Corp...................................    87,853       260,226
   Lite-On Technology Corp............................. 1,346,798     1,707,764
  #Macronix International Co., Ltd..................... 2,457,825     1,615,910
  #Media Tek, Inc......................................   736,995     8,160,660
   Mega Financial Holding Co., Ltd..................... 4,782,000     4,177,972
   Nan Ya Plastic Corp................................. 6,052,564    18,590,966
  #Nan Ya Printed Circuit Board Corp...................   200,940       657,646
 #*Nanya Technology Corp...............................   185,000        93,984
   Novatek Microelectronics Corp.......................   276,000       845,958
 #*Pegatron Corp....................................... 1,211,345     1,281,661
   Polaris Securities Co., Ltd.........................   465,000       334,979
  #Pou Chen Corp....................................... 2,047,487     1,934,505
   Powertech Technology, Inc...........................   339,836     1,236,265
  #President Chain Store Corp..........................   576,831     3,166,628

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CONTINUED


                                                          Shares        Value++
                                                          ------        -----
 TAIWAN -- (Continued)
   *Qisda Corp.......................................    728,000   $    415,051
   #Quanta Computer, Inc.............................    662,000      1,306,602
    Richtek Technology Corp..........................     74,550        499,292
   #Ruentex Development Co., Ltd.....................    251,000        418,671
    Ruentex Industries, Ltd..........................    239,000        675,717
   *Shin Kong Financial Holding Co., Ltd.............  2,977,344      1,307,196
   #Siliconware Precision Industries Co..............  2,347,324      3,147,740
    SinoPac Holdings Co., Ltd........................  3,543,000      1,683,589
   #Synnex Technology International Corp.............  1,019,756      2,606,947
   *Taishin Financial Holdings Co., Ltd..............  2,099,122      1,237,256
   *Taiwan Business Bank.............................  1,900,800        773,758
    Taiwan Cement Corp...............................  2,650,720      3,894,394
    Taiwan Cooperative Bank..........................  3,297,397      2,768,858
    Taiwan Fertilizer Co., Ltd.......................    421,000      1,420,483
    Taiwan Glass Industrial Corp.....................    988,476      1,616,043
    Taiwan Mobile Co., Ltd...........................     47,000        121,375
   #Taiwan Semiconductor Manufacturing Co., Ltd...... 22,386,808     57,903,170
   *Tatung Co., Ltd..................................    260,792        130,910
    Transcend Information, Inc.......................    131,181        386,026
    Tripod Technology Corp...........................    217,000      1,028,242
    U-Ming Marine Transport Corp.....................    551,860      1,196,621
   #Unimicron Technology Corp........................    769,896      1,270,051
    Uni-President Enterprises Corp...................  3,845,980      5,543,336
    United Microelectronics Corp.....................  7,733,000      4,036,235
   *Walsin Lihwa Corp................................  1,287,000        747,071
   *Wan Hai Lines Co., Ltd...........................    426,000        326,384
   #*Wintek Corp.....................................    528,000        772,596
   #Wistron Corp.....................................  1,314,716      2,369,240
   #WPG Holdings, Ltd................................    461,348        854,593
   *Yang Ming Marine Transport Corp..................    748,000        634,467
   #Young Fast Optoelectronics Co., Ltd..............     50,294        344,934
    Yuanta Financial Holding Co., Ltd................  3,090,885      2,151,102
    Yulon Motor Co., Ltd.............................    310,000        646,147
                                                                   ------------
 TOTAL TAIWAN........................................               339,297,659
                                                                   ------------
 THAILAND -- (1.9%)
    Advance Info Service PCL (Foreign)...............  1,022,200      3,167,621
    Bangkok Bank PCL (Foreign).......................    329,000      1,873,702
    Bangkok Bank PCL (Foreign) NVDR..................    286,400      1,631,089
    Bangkok Dusit Medical Services PCL (Foreign).....     82,900        145,110
    Bank of Ayudhya PCL (Foreign)....................  2,590,200      2,494,749
    Banpu PCL (Foreign)..............................    113,100      2,826,553
    BEC World PCL (Foreign)..........................    975,300      1,127,231
    Charoen Pokphand Foods PCL (Foreign).............  2,686,100      2,654,605
    CP ALL PCL (Foreign).............................  1,978,700      2,866,961
    Delta Electronics (Thailand) PCL (Foreign).......         10              9
    Glow Energy PCL (Foreign)........................    119,000        182,387
    IRPC PCL (Foreign)...............................  4,240,300        880,732
    Kasikornbank PCL (Foreign).......................  1,531,600      6,670,285
    Krung Thai Bank PCL (Foreign)....................  4,726,870      3,103,740
    Land & Houses PCL (Foreign) NVDR.................    790,000        174,673
    PTT Aromatics & Refining PCL (Foreign)...........  1,287,137      1,778,707
    PTT Chemical PCL (Foreign).......................    517,460      2,773,655
    PTT Exploration & Production PCL (Foreign).......    592,000      3,688,844
    PTT PCL (Foreign)................................    649,900      8,164,573
    Ratchaburi Electricity Generating Holding PCL
      (Foreign)......................................    521,300        698,559
    Siam Cement PCL (Foreign) (The)..................    117,100      1,624,100
    Siam Cement PCL (Foreign) NVDR (The).............     41,600        522,613
    Siam City Cement PCL (Foreign)...................     94,913        689,987
    Siam Commercial Bank PCL (Foreign)...............  1,001,366      3,891,406
    Thai Oil PCL (Foreign)...........................    218,000        617,119

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CONTINUED


                                                        Shares          Value++
                                                        ------          -----
THAILAND -- (Continued)
  *TMB Bank PCL (Foreign)........................... 4,680,000   $      363,739
  *Total Access Communication PCL (Foreign) NVDR....    66,900          113,181
                                                                 --------------
TOTAL THAILAND......................................                 54,725,930
                                                                 --------------
TURKEY -- (1.6%)
   Akbank T.A.S..................................... 1,275,410        6,630,316
   Anadolu Efes Biracilik ve Malt Sanayi A.S........   224,805        3,451,974
   Arcelik A.S......................................    57,897          328,188
   Asya Katilim Bankasi A.S.........................   151,578          300,230
   Aygaz A.S........................................    19,411          144,242
   BIM BirlesikMagazalar A.S........................    35,088        1,222,404
  *Dogan Sirketler Grubu Holdings A.S...............   399,572          317,207
  *Dogan Yayin Holding A.S..........................         3                4
   Enka Insaat ve Sanayi A.S........................   278,759        1,219,425
  *Eregli Demir ve Celik Fabrikalari T.A.S..........   452,355        1,377,347
  *Eregli Demir ve Celik Fabrikalari T.A.S..........   155,497          443,693
   Ford Otomotiv Sanayi A.S.........................    74,222          754,761
   Koc Holding A.S. Series B........................   775,171        4,167,365
  *Petkim Petrokimya Holding A.S....................   201,256          349,632
   Tupras Turkiye Petrol Rafinerileri A.S...........   122,470        3,984,921
  *Turk Hava Yollari A.S............................   150,171          442,712
   Turkcell Iletisim Hizmetleri AS..................   240,093        1,420,162
   Turkiye Garanti Bankasi A.S...................... 2,046,828       10,600,823
   Turkiye Halk Bankasi A.S.........................   139,950        1,213,076
   Turkiye Is Bankasi A.S........................... 1,484,267        5,248,419
  *Turkiye Sise ve Cam Fabrikalari A.S..............   232,233          569,824
   Turkiye Vakiflar Bankasi T.A.O...................   385,861        1,024,435
  *Yapi ve Kredi Bankasi A.S........................   819,337        2,576,404
                                                                 --------------
TOTAL TURKEY........................................                 47,787,564
                                                                 --------------
TOTAL COMMON STOCKS.................................              2,479,677,712
                                                                 --------------
PREFERRED STOCKS -- (8.3%)
BRAZIL -- (8.3%)
   AES Tiete SA.....................................    35,200          580,625
   Banco Bradesco SA................................ 1,584,132       31,396,667
   Banco do Estado do Rio Grande do Sul SA..........    98,400        1,169,642
   Brasil Telecom SA................................   396,753        3,666,914
   Brasil Telecom SA ADR............................    14,349          404,642
  #Braskem SA Preferred A Sponsored ADR.............    37,695        1,124,442
  #Cia Brasileira de Distribuicao Grupo Pao de
    Acucar SA Sponsored ADR Series A................    70,200        3,191,292
   Cia de Bebidas das Americas SA...................       415           13,221
   Cia de Bebidas das Americas SA Preferred ADR.....   661,939       21,565,973
   Cia de Transmissao de Energia Electrica Paulista
     SA Series A....................................    10,800          348,535
   Cia Energetica de Minas Gerais SA................   291,821        5,939,555
  *Cia Paranaense de Energia SA Sponsored ADR
    Series A........................................    35,600          981,492
   Empresa Nasional de Comercio Redito e
     Participacoes SA...............................       480            6,368
   Gerdau SA........................................   756,268        9,013,492
   Itau Unibanco Holding SA......................... 1,765,755       41,248,091
   Itau Unibanco Holding SA ADR.....................   271,346        6,444,468
   Lojas Americanas SA..............................    61,900          550,852
   Petroleo Brasilerio SA ADR....................... 1,376,550       45,935,474
  *Suzano Papel e Celullose SA......................    50,500          496,911
   Tele Norte Leste Participacoes SA................   118,734        1,984,183
   Tele Norte Leste Participacoes SA ADR............   127,600        2,175,580
   Telecomunicacoes de Sao Paulo SA.................    96,700        2,575,470
   Telemar Norte Leste SA...........................    26,112          906,916
  #Tim Participacoes SA ADR.........................    19,000          896,420
  #Ultrapar Participacoes SA Sponsored ADR..........   254,308        4,575,001
   Usinas Siderurgicas de Minas Gerais SA Series A..   387,924        3,969,982
   Vale SA Series A................................. 1,412,691       41,405,531
  *Vale SA Series B.................................    81,160               --

THE EMERGING MARKETS SERIES
CONTINUED




                                                        Shares          Value++
                                                        ------          -----
BRAZIL -- (Continued)
   Vale SA Sponsored ADR.........................      166,500   $    4,978,350
   Vivo Participacoes SA.........................      134,958        5,475,699
                                                                 --------------
TOTAL BRAZIL.....................................                   243,021,788
                                                                 --------------
TOTAL PREFERRED STOCKS...........................                   243,021,788
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
  *Cia de Transmissao de Energia Electrica
    Paulista SA Series A Rights 05/26/11.........          107               89
  *Tim Participacoes SA Rights 05/12/11..........           44               17
                                                                 --------------
TOTAL BRAZIL.....................................                           106
                                                                 --------------
TAIWAN -- (0.0%)
  *China Life Insurance Co., Ltd. Rights 05/12/11       88,416           26,088
                                                                 --------------
TOTAL RIGHTS/WARRANTS............................                        26,194
                                                                 --------------

                                                          Face
                                                        Amount           Value+
                                                        ------           -----
                                                         (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)
   Repurchase Agreement, PNC Capital Markets,
     Inc. 0.19%, 05/02/11 (Collateralized by
     $6,705,000 FNMA 2.24%, 07/06/15, valued at
     $6,872,625) to be repurchased at $6,769,107. $      6,769        6,769,000
                                                                 --------------

                                                      Shares /
                                                          Face
                                                        Amount
                                                        ------
                                                         (000)
SECURITIES LENDING COLLATERAL -- (6.5%)
(S)@DFA Short Term Investment Fund...............  188,392,000      188,392,000
 @Repurchase Agreement, Deutsche Bank
 Securities, Inc. 0.04%, 05/02/11
 (Collateralized by $48,926,610 FNMA 2.063%(r),
 06/01/35, valued at $179,153)## to be
 repurchased at $175,641......................... $        176          175,640
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL..............                   188,567,640
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,415,552,525).........................                $2,918,062,334
                                                                 ==============

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                April 30, 2011
                                  (Unaudited)

                                                           Shares        Value+
                                                           ------        -----
COMMON STOCKS -- (96.4%)
Consumer Discretionary -- (17.5%)
  *1-800-FLOWERS.COM, Inc..............................     4,071   $    13,638
  #Aaron's, Inc........................................       128         3,685
  *AC Moore Arts & Crafts, Inc.........................    29,088        79,119
   Acme United Corp....................................     1,030         9,682
  *AH Belo Corp........................................     2,331        19,394
   Aldila, Inc.........................................     2,281         9,808
  #American Greetings Corp. Class A....................    62,335     1,533,441
  *America's Car-Mart, Inc.............................     2,670        65,362
  *Arctic Cat, Inc.....................................    21,666       363,772
  *Ascent Media Corp...................................     3,617       173,725
  *Audiovox Corp. Class A..............................    26,868       198,286
 #*AutoNation, Inc.....................................    58,733     1,991,636
  *Ballantyne Strong, Inc..............................     1,196         8,073
  #Barnes & Noble, Inc.................................    39,682       436,105
  *Bassett Furniture Industries, Inc...................     1,236        11,087
  *Beasley Broadcast Group, Inc........................     9,471        63,835
 #*Beazer Homes USA, Inc...............................    50,253       234,179
   bebe stores, Inc....................................    27,865       187,253
  *Benihana, Inc.......................................     3,200        28,320
  *Benihana, Inc. Class A..............................     2,072        18,337
  *Biglari Holdings, Inc...............................     1,967       860,051
  *Bluegreen Corp......................................    13,073        50,854
   Blyth, Inc..........................................     5,078       239,377
   Bob Evans Farms, Inc................................    52,387     1,642,856
  #Books-A-Million, Inc................................    20,187        93,264
 #*Boyd Gaming Corp....................................    27,300       244,062
  *Brookfield Residential Properties, Inc..............    28,134       347,455
  #Brown Shoe Co., Inc.................................    53,916       682,037
  *Build-A-Bear-Workshop, Inc..........................    30,090       184,452
 #*Cabela's, Inc.......................................   109,175     2,788,330
  *Cache, Inc..........................................    17,998       103,309
  #Callaway Golf Co....................................   112,370       795,580
  *Cambium Learning Group, Inc.........................    37,138       127,755
  *Canterbury Park Holding Corp........................     2,755        35,787
   Carnival Corp.......................................   489,649    18,640,937
  *Carriage Services, Inc..............................    19,056       121,958
 #*Cavco Industries, Inc...............................     5,860       272,373
   CBS Corp. Class A...................................    29,591       750,132
   CBS Corp. Class B...................................   955,791    24,105,049
  *Charming Shoppes, Inc...............................   112,182       508,184
   Chico's FAS, Inc....................................    36,233       530,089
   Christopher & Banks Corp............................    62,531       384,566
   Churchill Downs, Inc................................     3,871       161,459
   Cinemark Holdings, Inc..............................    14,500       294,785
  *Clear Channel Outdoor Holdings, Inc. Class A........    15,638       215,179
  *Coast Distribution System, Inc......................       547         2,122
 #*Collective Brands, Inc..............................    59,190     1,242,990
   Comcast Corp. Class A............................... 3,570,978    93,702,463
   Comcast Corp. Special Class A....................... 1,432,185    35,160,142
 #*Conn's, Inc.........................................       229         1,500
  *Core-Mark Holding Co., Inc..........................    24,059       806,217
 #*Corinthian Colleges, Inc............................    23,500       104,575
   CSS Industries, Inc.................................    12,410       239,265
  *Culp, Inc...........................................    10,136       102,171
  *Cybex International, Inc............................    29,263        31,311
  *dELiA*s, Inc........................................    22,143        39,193
  *Delta Apparel, Inc..................................     7,832       138,548
   Destination Maternity Corp..........................    22,450       524,657

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                             Shares       Value+
                                                             ------       -----
Consumer Discretionary -- (Continued)
  #Dillard's, Inc. Class A................................. 120,300   $5,776,806
  #*DineEquity, Inc........................................  24,362    1,217,369
  *Discovery Communications, Inc. Class A..................  12,823      567,546
  *Discovery Communications, Inc. Class B..................   3,937      172,086
  *Discovery Communications, Inc. Class C..................  45,424    1,792,431
  *Dixie Group, Inc........................................  11,800       50,740
  *Dolan Media Co..........................................  16,543      194,711
  *Dorman Products, Inc....................................  11,776      459,264
  *Dover Motorsports, Inc..................................  15,200       29,640
   DR Horton, Inc.......................................... 203,325    2,529,363
  *Duckwall-ALCO Stores, Inc...............................     700        8,918
   Educational Development Corp............................   1,679        9,738
   Escalade, Inc...........................................     377        2,062
  *EW Scripps Co. Class A (The)............................  17,770      168,815
  *Exide Technologies......................................  12,623      126,735
  *Federal-Mogul Corp......................................  40,785    1,080,803
   Finish Line, Inc. Class A...............................  29,632      636,792
  *Fisher Communications, Inc..............................  10,146      306,916
   Flanigan's Enterprises, Inc.............................     865        6,868
   Flexsteel Industries, Inc...............................   2,068       29,552
   Foot Locker, Inc........................................ 219,549    4,724,694
   Fortune Brands, Inc..................................... 149,626    9,737,660
   Fred's, Inc.............................................  45,030      628,619
   Frisch's Restaurants, Inc...............................     600       13,608
  *Full House Resorts, Inc.................................   1,074        4,296
  *Furniture Brands International, Inc.....................  37,364      180,842
   Gaiam, Inc..............................................   5,988       35,629
  #*GameStop Corp. Class A.................................  95,200    2,444,736
  *GameTech International, Inc.............................   1,560          312
   Gaming Partners International Corp......................     500        3,525
  #Gannett Co., Inc........................................   5,294       79,728
  #*Gaylord Entertainment Co...............................  45,753    1,641,160
  *Genesco, Inc............................................  28,145    1,136,495
  *Gray Television, Inc....................................   5,550       15,484
  *Great Wolf Resorts, Inc.................................  42,789       91,141
   Group 1 Automotive, Inc.................................  57,936    2,493,565
  *Hallwood Group, Inc.....................................     296        6,545
  *Hastings Entertainment, Inc.............................     764        3,835
   Haverty Furniture Cos., Inc.............................  34,353      450,024
  *Helen of Troy, Ltd......................................  64,389    2,003,786
  *Hollywood Media Corp....................................  19,037       32,363
   Hooker Furniture Corp...................................  13,559      168,674
   Hot Topic, Inc..........................................  32,189      215,988
  *Hyatt Hotels Corp. Class A..............................   3,893      172,499
  *Iconix Brand Group, Inc.................................  95,618    2,341,685
  *Isle of Capri Casinos, Inc..............................  15,000      143,100
  *J. Alexander's Corp.....................................   9,196       54,992
   J.C. Penney Co., Inc.................................... 208,599    8,020,632
  #*JAKKS Pacific, Inc.....................................  15,841      333,295
   Jarden Corp............................................. 108,050    3,931,940
  *Johnson Outdoors, Inc. Class A..........................  18,189      301,756
   Jones Group, Inc. (The)................................. 106,821    1,455,970
  *Journal Communications, Inc.............................   7,321       39,899
  *Kenneth Cole Productions, Inc. Class A..................  10,066      135,589
  *Kid Brands, Inc.........................................  10,476       76,580
   KSW, Inc................................................     446        1,623
  #*K-Swiss, Inc. Class A..................................   1,321       16,262
   Lacrosse Footwear, Inc..................................     317        5,269
  *Lakeland Industries, Inc................................  11,757      102,286
  *Lakes Entertainment, Inc................................  25,795       59,071
  *La-Z-Boy, Inc...........................................   9,199      108,180

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           Shares        Value+
                                                           ------        -----
Consumer Discretionary -- (Continued)
  *Lee Enterprises, Inc................................    39,378   $    56,311
  #Lennar Corp. Class A................................   224,100     4,255,659
   Lennar Corp. Class B Voting.........................     6,703       102,288
 #*Liberty Global, Inc. Class A........................     1,678        78,027
  *Liberty Global, Inc. Class C........................     5,309       235,667
  *Liberty Media Corp. Capital Class A.................   204,886    16,855,971
  *Liberty Media Corp. Capital Class B.................     6,066       497,746
  *Liberty Media Corp. Interactive Class A.............   882,463    15,425,453
  *Liberty Media Corp. Interactive Class B.............    35,706       632,175
  *Liberty Media-Starz Corp. Series A..................    28,742     2,208,823
  *Liberty Media-Starz Corp. Series B..................     1,766       135,691
  *Life Time Fitness, Inc..............................     6,400       250,368
  *Lifetime Brands, Inc................................    17,058       271,563
   Lincoln Educational Services Corp...................     5,300        88,510
   Lithia Motors, Inc..................................    39,056       710,429
  *Live Nation Entertainment, Inc......................   147,097     1,631,306
  *Luby's, Inc.........................................    42,423       212,115
  *M/I Homes, Inc......................................    37,930       504,090
   Mac-Gray Corp.......................................    13,366       226,420
   Macy's, Inc.........................................   155,548     3,719,153
  *Madison Square Garden, Inc..........................    28,630       783,030
   Marcus Corp.........................................    25,596       283,860
  *MarineMax, Inc......................................    25,977       248,340
 #*McClatchy Co. (The).................................    24,935        71,314
  *McCormick & Schmick's Seafood Restaurants, Inc......    26,747       244,200
  #MDC Holdings, Inc...................................    18,400       537,096
  *Media General, Inc. Class A.........................    27,660       149,087
   Men's Wearhouse, Inc. (The).........................    82,560     2,302,598
  *Meritage Homes Corp.................................    28,156       673,210
 #*MGM Resorts International...........................   251,100     3,178,926
  *Modine Manufacturing Co.............................     7,266       129,407
  *Mohawk Industries, Inc..............................    98,740     5,928,350
  *Monarch Casino & Resort, Inc........................       988        11,322
  *Morton's Restaurant Group, Inc......................     6,775        50,135
  *Motorcar Parts of America, Inc......................     3,636        50,613
  *Movado Group, Inc...................................    30,500       509,045
  *MTR Gaming Group, Inc...............................    24,135        63,958
  *Multimedia Games Holding Co., Inc...................    26,639       156,371
  *Nautilus, Inc.......................................     5,393        17,473
  *Navarre Corp........................................       340           653
  *New Frontier Media, Inc.............................    20,483        36,255
  *New York & Co., Inc.................................    16,301       100,088
   News Corp. Class A.................................. 2,360,850    42,070,347
   News Corp. Class B..................................   937,272    17,714,441
 #*O'Charley's, Inc....................................    19,478       127,386
  *Orient-Express Hotels, Ltd..........................    81,098       995,072
   Outdoor Channel Holdings, Inc.......................    37,022       264,707
 #*Pacific Sunwear of California, Inc..................    48,428       154,485
  *Penn National Gaming, Inc...........................    36,915     1,476,969
  *Penske Automotive Group, Inc........................    59,294     1,332,929
   Pep Boys--Manny, Moe & Jack (The)...................    81,600     1,117,920
  *Perry Ellis International, Inc......................    23,892       673,277
   Phillips-Van Heusen Corp............................    40,464     2,849,070
  *Pinnacle Entertainment, Inc.........................    94,530     1,312,076
 #*Pulte Group, Inc....................................    73,084       594,173
  *Quiksilver, Inc.....................................     7,429        32,316
 #*Radio One, Inc......................................    14,255        41,482
  *Red Lion Hotels Corp................................    17,936       156,940
 #*Red Robin Gourmet Burgers, Inc......................    41,775     1,135,862
   Regis Corp..........................................    57,983       985,711
   Rent-A-Center, Inc..................................    76,435     2,327,446

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           Shares         Value+
                                                           ------         -----
Consumer Discretionary -- (Continued)
  *Rick's Cabaret International, Inc...................     9,575   $    100,250
  *Rocky Brands, Inc...................................    10,329        157,311
 #*Royal Caribbean Cruises, Ltd........................   322,500     12,841,950
  *Ruby Tuesday, Inc...................................    68,262        717,434
   Ryland Group, Inc. (The)............................     1,304         22,572
  *Saga Communications, Inc............................     6,520        234,133
 #*Saks, Inc...........................................    79,902        955,628
   Salem Communications Corp...........................     5,831         20,992
   Scholastic Corp.....................................    38,300      1,006,524
 #*Sears Holdings Corp.................................   130,528     11,221,492
   Service Corp. International.........................   277,569      3,266,987
   Shiloh Industries, Inc..............................    24,999        285,239
  *Shoe Carnival, Inc..................................    22,300        652,721
   Sinclair Broadcast Group, Inc. Class A..............    67,661        777,425
 #*Skechers U.S.A., Inc. Class A.......................    49,610        945,070
   Skyline Corp........................................     2,823         55,359
   Spartan Motors, Inc.................................    17,493        118,253
   Speedway Motorsports, Inc...........................    59,454        926,293
  *Sport Chalet, Inc. Class A..........................       875          1,601
  *Sport Chalet, Inc. Class B..........................       299            688
   Stage Stores, Inc...................................    60,550      1,166,193
   Standard Motor Products, Inc........................    28,160        401,280
   Stanley Black & Decker, Inc.........................   154,919     11,254,865
  *Stanley Furniture, Inc..............................    16,348         92,203
   Stein Mart, Inc.....................................    14,241        154,942
  *Steinway Musical Instruments, Inc...................    13,526        338,150
   Stewart Enterprises, Inc............................    85,569        693,965
   Strattec Security Corp..............................     5,556        159,513
   Superior Industries International, Inc..............    40,100      1,013,327
  *Syms Corp...........................................     5,500         43,670
  *Systemax, Inc.......................................     7,773        100,660
  *Tandy Brands Accessories, Inc.......................     8,378         21,113
   Tandy Leather Factory, Inc..........................       500          2,335
  *Timberland Co. Class A..............................     1,169         52,827
   Time Warner Cable, Inc..............................   693,942     54,217,688
   Time Warner, Inc.................................... 1,534,860     58,109,800
  *Toll Brothers, Inc..................................   203,299      4,271,312
  *Trans World Entertainment Corp......................     5,781          9,654
  *TRW Automotive Holdings Corp........................   153,112      8,736,571
 #*Tuesday Morning Corp................................    60,500        302,500
  *Unifi, Inc..........................................    54,494        889,342
  *Vail Resorts, Inc...................................    15,400        754,446
   Walt Disney Co. (The)...............................   231,421      9,974,245
  #Washington Post Co. Class B.........................     5,780      2,519,502
   Wendy's/Arby's Group, Inc. Class A..................   236,804      1,141,395
  *West Marine, Inc....................................    26,563        289,005
  *Wet Seal, Inc. (The)................................    14,136         62,198
  #Whirlpool Corp......................................    25,149      2,167,341
   Wyndham Worldwide Corp..............................   262,116      9,071,835
                                                                    ------------
Total Consumer Discretionary...........................              591,609,767
                                                                    ------------
Consumer Staples -- (6.6%)
  *Alliance One International, Inc.....................    24,193         96,530
   Andersons, Inc. (The)...............................    11,174        554,789
   Archer-Daniels-Midland Co...........................   813,476     30,114,882
   B&G Foods, Inc......................................    30,873        558,184
   Bunge, Ltd..........................................   121,368      9,156,002
  *Cagle's, Inc. Class A...............................       955          5,835
   CCA Industries, Inc.................................     8,323         48,690
 #*Central European Distribution Corp..................    57,775        682,901
  *Central Garden & Pet Co.............................    37,832        369,619

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           Shares         Value+
                                                           ------         -----
Consumer Staples -- (Continued)
  *Central Garden & Pet Co. Class A....................    48,053   $    481,491
  *Chiquita Brands International, Inc..................    70,190      1,117,425
  *Constellation Brands, Inc. Class A..................   249,042      5,576,050
 #*Constellation Brands, Inc. Class B..................    12,715        285,960
   Corn Products International, Inc....................    62,117      3,422,647
  *Craft Brewers Alliance, Inc.........................     2,746         25,291
   CVS Caremark Corp................................... 1,510,745     54,749,399
 #*Dole Food Co., Inc..................................    15,307        211,390
  *Elizabeth Arden, Inc................................    21,291        640,007
   Farmer Brothers Co..................................    17,539        210,994
   Griffin Land & Nurseries, Inc. Class A..............     1,500         40,170
  *Hain Celestial Group, Inc...........................    63,205      2,149,602
  *Harbinger Group, Inc................................     2,082         12,638
 .#*HQ Sustainable Maritime Industries, Inc............    10,070         27,995
   Imperial Sugar Co...................................    14,949        204,502
   Ingles Markets, Inc.................................    12,616        239,830
   J.M. Smucker Co.....................................   108,204      8,122,874
  *John B. Sanfilippo & Son, Inc.......................     9,100        100,100
   Kraft Foods, Inc. Class A........................... 2,081,099     69,883,304
  *Mannatech, Inc......................................    13,238         22,107
   MGP Ingredients, Inc................................     2,959         25,832
   Molson Coors Brewing Co. Class A....................     1,908         93,578
   Molson Coors Brewing Co. Class B....................   190,750      9,299,062
  *Nutraceutical International Corp....................    17,801        282,324
   Oil-Dri Corp. of America............................       236          5,213
  *Omega Protein Corp..................................    27,752        357,446
  *Pantry, Inc.........................................    26,158        404,926
  *Parlux Fragrances, Inc..............................     1,498          5,003
  *Physicians Formula Holdings, Inc....................    15,201         80,565
  *Prestige Brands Holdings, Inc.......................   112,017      1,293,796
  *Ralcorp Holdings, Inc...............................    59,647      4,640,537
  *Seneca Foods Corp...................................     1,100         30,756
  *Seneca Foods Corp. Class B..........................       300          8,390
  *Smart Balance, Inc..................................    66,458        317,669
  *Smithfield Foods, Inc...............................   185,173      4,362,676
   Spartan Stores, Inc.................................    22,430        350,132
  *Spectrum Brands Holdings, Inc.......................    46,130      1,499,225
  #SUPERVALU, Inc......................................   191,716      2,158,722
  *Susser Holdings Corp................................    14,936        205,967
   Tasty Baking Co.....................................     7,784         31,019
   Tyson Foods, Inc. Class A...........................   405,030      8,060,097
  #Universal Corp......................................    18,490        802,096
   Weis Markets, Inc...................................       806         33,264
  *Winn-Dixie Stores, Inc..............................    92,300        654,407
                                                                    ------------
Total Consumer Staples.................................              224,113,910
                                                                    ------------
Energy -- (16.3%)
   Adams Resources & Energy, Inc.......................     6,758        198,820
   Alon USA Energy, Inc................................    33,484        460,405
   Anadarko Petroleum Corp.............................   845,068     66,709,668
   Apache Corp.........................................    80,277     10,706,544
  *Approach Resources, Inc.............................     7,782        229,102
 #*ATP Oil & Gas Corp..................................    13,671        243,070
   Baker Hughes, Inc...................................   100,807      7,803,470
  *Barnwell Industries, Inc............................     5,190         35,863
  *Basic Energy Services, Inc..........................    52,227      1,605,458
   Berry Petroleum Corp. Class A.......................    54,457      2,893,300
  *Bill Barrett Corp...................................    34,200      1,427,166
  *Bolt Technology Corp................................     2,329         34,097
  *Bristow Group, Inc..................................    41,500      1,925,600
  *Bronco Drilling Co., Inc............................    18,737        205,732

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           Shares         Value+
                                                           ------         -----
Energy -- (Continued)
   Cabot Oil & Gas Corp................................    25,205   $  1,418,537
  *Cal Dive International, Inc.........................    60,773        477,676
   Chesapeake Energy Corp..............................   833,400     28,060,578
   Chevron Corp........................................     4,109        449,689
   Cimarex Energy Co...................................    16,380      1,811,464
  *Complete Production Services, Inc...................    41,455      1,406,983
   ConocoPhillips...................................... 1,766,829    139,455,813
  *Crimson Exploration, Inc............................    26,671        108,018
   Crosstex Energy, Inc................................    46,661        492,274
  *CVR Energy, Inc.....................................    18,688        415,434
  *Dawson Geophysical Co...............................     4,547        202,796
   Delek US Holdings, Inc..............................    63,356        850,871
  *Denbury Resources, Inc..............................   227,307      5,130,319
   DHT Holdings, Inc...................................    33,011        142,938
  *Double Eagle Petroleum Co...........................     6,032         61,406
  *Energy Partners, Ltd................................     3,418         62,242
  #*Exterran Holdings, Inc.............................    85,189      1,849,453
  *General Maritime Corp...............................     6,282         13,443
  #*GeoResources, Inc..................................     7,525        218,376
   *Global Industries, Ltd.............................    36,106        356,005
  #*Green Plains Renewable Energy, Inc.................     9,815        122,884
   Gulf Island Fabrication, Inc........................     6,877        243,033
  *Gulfmark Offshore, Inc..............................    35,505      1,511,448
  *Harvest Natural Resources, Inc......................    45,263        625,535
  *Helix Energy Solutions Group, Inc...................    93,310      1,766,358
   Helmerich & Payne, Inc..............................   106,356      7,055,657
  *Hercules Offshore, Inc..............................    54,574        342,452
   Hess Corp...........................................   378,130     32,504,055
  *HKN, Inc............................................    22,724         70,217
  *Hornbeck Offshore Services, Inc.....................    16,700        488,141
  *International Coal Group, Inc.......................   121,496      1,340,101
  #*Key Energy Services, Inc...........................    56,774      1,033,287
   Marathon Oil Corp...................................   903,937     48,848,755
  *Matrix Service Co...................................     8,405        121,536
  *Mitcham Industries, Inc.............................     7,044        112,563
   Murphy Oil Corp.....................................   189,426     14,676,726
  *Nabors Industries, Ltd..............................   276,982      8,486,728
   National-Oilwell, Inc...............................   515,481     39,532,238
  *Natural Gas Services Group, Inc.....................    17,452        314,660
  *Newpark Resources, Inc..............................   101,220        914,017
   Noble Energy, Inc...................................   106,590     10,261,419
  *Oil States International, Inc.......................    25,058      2,080,065
   Overseas Shipholding Group, Inc.....................    31,709        883,413
  *Parker Drilling Co..................................   117,663        838,937
  *Patriot Coal Corp...................................    52,400      1,319,432
   Patterson-UTI Energy, Inc...........................   152,325      4,738,831
  #*Petrohawk Energy Corp..............................   117,383      3,170,515
  *Petroleum Development Corp..........................    26,573      1,058,137
  *PHI, Inc. Non-Voting................................    21,578        482,916
  *PHI, Inc. Voting....................................     1,099         24,013
  *Pioneer Drilling Co.................................    67,927      1,052,868
   Pioneer Natural Resources Co........................   155,717     15,918,949
  *Plains Exploration & Production Co..................   162,430      6,178,837
  *Pride International, Inc............................   119,278      5,237,497
   QEP Resources, Inc..................................    44,578      1,904,818
  *REX American Resources Corp.........................     4,050         69,984
  *Rosetta Resources, Inc..............................    62,789      2,883,899
  *Rowan Cos., Inc.....................................   121,858      5,081,479
  #Schlumberger, Ltd...................................    35,248      3,163,508
   SEACOR Holdings, Inc................................    36,653      3,622,416
  #*Seahawk Drilling, Inc..............................     2,343         17,221

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CONTINUED


                                                           Shares         Value+
                                                           ------         -----
Energy -- (Continued)
  *Stone Energy Corp...................................    16,671   $    589,487
   Sunoco, Inc.........................................   149,214      6,365,469
  *Swift Energy Corp...................................    61,413      2,406,775
   Teekay Corp.........................................    34,743      1,180,915
  #*Tesoro Petroleum Corp..............................   168,807      4,578,046
  *Tetra Technologies, Inc.............................    38,070        562,294
  *TGC Industries, Inc.................................     1,445         11,892
   Tidewater, Inc......................................    50,804      3,023,346
  *Union Drilling, Inc.................................    22,000        298,320
  *Unit Corp...........................................    57,000      3,592,140
  #*USEC, Inc..........................................   168,662        772,472
   Valero Energy Corp..................................   658,099     18,624,202
  #*Western Refining, Inc..............................    68,485      1,161,506
  *Whiting Petroleum Corp..............................    33,587      2,334,296
  *Willbros Group, Inc.................................    21,126        227,104
                                                                    ------------
Total Energy...........................................              553,290,419
                                                                    ------------

Financials -- (19.4%)
   1st Source Corp.....................................    44,743        949,446
   21st Century Holding Co.............................    13,665         40,312
   Abington Bancorp, Inc...............................    21,227        257,271
   ACE, Ltd............................................    86,825      5,838,981
  *Affirmative Insurance Holdings, Inc.................    14,714         36,344
  *Allegheny Corp......................................     7,756      2,551,763
   Alliance Bancorp, Inc. of Pennsylvania..............       180          2,007
  *Allied World Assurance Co. Holdings, Ltd............    24,643      1,601,056
   Allstate Corp. (The)................................   529,952     17,933,576
   Alterra Capital Holdings, Ltd.......................    48,183      1,059,062
  *American Capital, Ltd...............................   422,803      4,342,187
  #American Equity Investment Life Holding Co..........    88,700      1,140,682
   American Financial Group, Inc.......................   199,200      7,125,384
  *American Independence Corp..........................       866          4,521
   American National Insurance Co......................    40,650      3,215,415
  *American River Bankshares...........................       634          3,963
  *American Safety Insurance Holdings, Ltd.............    15,049        306,398
  *Ameris Bancorp......................................    20,500        203,770
  *AmeriServe Financial, Inc...........................    33,075         79,380
  *Arch Capital Group, Ltd.............................    18,690      1,943,760
   Argo Group International Holdings, Ltd..............    38,796      1,218,582
  #Aspen Insurance Holdings, Ltd.......................   102,623      2,931,939
  *Asset Acceptance Capital Corp.......................     3,458         19,641
  #Associated Banc-Corp................................   121,017      1,766,848
   Assurant, Inc.......................................    65,820      2,613,054
   Assured Guaranty, Ltd...............................   122,989      2,090,813
   Asta Funding, Inc...................................     8,397         68,100
  *Atlantic Coast Financial Corp.......................       579          5,651
  *Avatar Holdings, Inc................................    18,272        328,896
   Axis Capital Holdings, Ltd..........................   119,779      4,235,385
  *B of I Holding, Inc.................................     8,781        147,521
   Baldwin & Lyons, Inc................................       300          6,458
   Baldwin & Lyons, Inc. Class B.......................     8,321        192,132
  *Bancorp, Inc........................................     1,342         13,138
  *BancTrust Financial Group, Inc......................    33,553         83,883
   Bank Mutual Corp....................................    50,249        205,518
   Bank of America Corp................................ 7,109,212     87,301,123
  #*BankAtlantic Bancorp, Inc..........................    37,108         33,742
   BankFinancial Corp..................................    39,867        364,384
   Banner Corp.........................................    13,022         35,811
   BCB Bancorp, Inc....................................     2,000         22,000
   Berkshire Hills Bancorp, Inc........................    30,189        673,215
   Boston Private Financial Holdings, Inc..............    35,786        250,144

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CONTINUED


                                                           Shares        Value+
                                                           ------        -----
Financials -- (Continued)
    Capital City Bank Group, Inc......................     16,636   $   186,323
    Capital One Financial Corp........................    571,140    31,258,492
    Capital Southwest Corp............................      7,189       691,869
    CapitalSource, Inc................................    125,238       836,590
   *Capitol Federal Financial, Inc....................     41,295       467,459
    Cathay General Bancorp............................     67,312     1,147,670
    Century Bancorp, Inc. Class A.....................        596        16,438
    CFS Bancorp, Inc..................................     14,148        76,682
    Chemical Financial Corp...........................      4,362        87,807
   *Chicopee Bancorp, Inc.............................      1,000        14,210
   #Cincinnati Financial Corp.........................      7,302       231,327
   *Citigroup, Inc.................................... 19,579,221    89,868,624
   *Citizens Community Bancorp, Inc...................     10,355        55,140
    Citizens South Banking Corp.......................      1,934         9,187
    CME Group, Inc....................................     82,877    24,512,530
    CNA Financial Corp................................    313,566     9,733,089
   *CNA Surety Corp...................................     34,580       916,024
   *CNO Financial Group, Inc..........................    118,185       952,571
   #CoBiz Financial, Inc..............................      4,003        27,180
    Codorus Valley Bancorp, Inc.......................        115         1,252
   #Comerica, Inc.....................................      3,474       131,769
   *Community West Bancshares.........................        400         1,728
   *CompuCredit Holdings Corp.........................     34,613       147,451
  #*Cowen Group, Inc..................................     10,664        44,362
   *Crescent Financial Corp...........................     18,440        75,235
    Delphi Financial Group, Inc. Class A..............         53         1,693
    Donegal Group, Inc. Class A.......................     30,619       417,643
    Donegal Group, Inc. Class B.......................        300         4,623
   *E*Trade Financial Corp............................    160,321     2,603,613
    Eastern Insurance Holdings, Inc...................     23,326       312,802
    Eastern Virginia Bankshares, Inc..................        560         1,977
    EMC Insurance Group, Inc..........................     19,181       418,338
   *Encore Bancshares, Inc............................      7,009        84,809
   *Encore Capital Group, Inc.........................        789        23,623
   *Endurance Specialty Holdings, Ltd.................     76,288     3,382,610
    Enterprise Financial Services Corp................      6,453        96,150
    ESB Financial Corp................................        300         5,091
    ESSA Bancorp, Inc.................................      9,817       123,203
    Evans Bancorp, Inc................................      1,681        23,786
    Everest Re Group, Ltd.............................     53,099     4,838,381
   *Farmers Capital Bank Corp.........................        818         5,693
    FBL Financial Group, Inc. Class A.................     35,719     1,089,430
    Federal Agricultural Mortgage Corp................      8,800       166,760
    Federal Agricultural Mortgage Corp. Class A.......        177         2,416
    Fidelity Bancorp, Inc.............................        400         3,600
   #Fidelity National Financial, Inc..................     75,967     1,172,930
  #*Fidelity Southern Corp............................      6,582        49,495
   *First Acceptance Corp.............................     39,006        70,601
    First Bancorp.....................................     13,653       190,596
   *First Bancshares, Inc.............................        400         2,488
    First Bancshares, Inc. (The)......................        300         2,655
    First Busey Corp..................................     14,316        75,159
    First Business Financial Services, Inc............        482         5,760
   *First California Financial Group, Inc.............        600         2,310
    First Citizens BancShares, Inc....................     12,386     2,477,324
   *First Defiance Financial Corp.....................      9,457       129,372
   *First Federal of Northern Michigan Bancorp, Inc...      1,100         3,729
    First Financial Holdings, Inc.....................     14,857       163,130
   *First Financial Northwest, Inc....................     25,471       158,939
   *First Financial Service Corp......................        700         2,835
    First Merchants Corp..............................     28,856       267,495

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CONTINUED


                                                           Shares        Value+
                                                           ------        -----
 Financials -- (Continued)
    First Midwest Bancorp, Inc...........................  10,824   $   141,794
    First Niagara Financial Group, Inc...................  34,092       490,925
    First Pactrust Bancorp, Inc..........................   3,050        47,245
   *First Place Financial Corp...........................  21,198        38,156
   *First Security Group, Inc............................  12,267        10,672
    First South Bancorp, Inc.............................   1,978         8,861
   *FirstCity Financial Corp.............................   5,872        39,460
    Flagstone Reinsurance Holdings SA....................  45,783       385,035
    Flushing Financial Corp..............................   4,218        62,089
   #*FNB United Corp.....................................   7,443         3,573
    Fox Chase Bancorp, Inc...............................     999        13,636
   *FPIC Insurance Group, Inc............................  11,445       422,549
    German American Bancorp, Inc.........................   9,463       165,129
   *Gleacher & Co., Inc..................................  45,986        86,914
   *Global Indemnity P.L.C...............................   5,977       152,653
    Great Southern Bancorp, Inc..........................   2,301        47,631
   #*Greene Bancshares, Inc..............................  16,271        33,030
    GS Financial Corp....................................     400         8,224
   *Guaranty Bancorp.....................................  79,999       115,199
   *Guaranty Federal Bancshares, In.c....................   1,684        10,289
   *Hallmark Financial Services, Inc.....................  26,292       224,797
    Hampden Bancorp, Inc.................................   5,886        79,461
    Hanover Insurance Group, Inc.........................  88,829     3,750,360
    Hartford Financial Services Group, Inc............... 478,387    13,858,871
    HCC Insurance Holdings, Inc..........................  19,162       623,531
    Heartland Financial USA, Inc.........................   3,288        51,687
   *Heritage Commerce Corp...............................  23,031       120,452
   *Heritage Financial Corp..............................   2,036        30,011
    HF Financial Corp....................................     400         4,428
   *Hilltop Holdings, Inc................................   8,181        79,356
    Hingham Institution for Savings......................     500        26,450
   *HMN Financial, Inc...................................   3,456         9,850
   *Home Bancorp, Inc....................................     951        15,187
    Home Federal Bancorp, Inc............................  12,347       150,016
    HopFed Bancorp, Inc..................................   6,649        59,575
    Horace Mann Educators Corp...........................  58,206     1,040,723
    Horizon Bancorp......................................     300         8,130
    Huntington Bancshares, Inc........................... 144,163       978,867
    Independence Holding Co..............................  22,770       176,695
    Indiana Community Bancorp............................   2,029        32,078
    Infinity Property & Casualty Corp....................  21,428     1,266,395
   *Internet Capital Group, Inc..........................  36,215       503,026
   *Investment Technology Group, Inc.....................   8,611       147,334
    Investors Title Co...................................   1,169        40,003
    Kentucky First Federal Bancorp.......................   2,800        22,484
    KeyCorp.............................................. 476,566     4,131,827
    Lakeland Bancorp, Inc................................   8,219        87,861
    Landmark Bancorp, Inc................................   1,701        28,577
    Legacy Bancorp, Inc..................................  19,374       262,711
    Legg Mason, Inc...................................... 128,883     4,788,003
    Lincoln National Corp................................ 460,953    14,395,562
    LNB Bancorp, Inc.....................................  13,395        78,093
    Loews Corp........................................... 586,729    25,968,626
   *Louisiana Bancorp, Inc...............................   5,606        84,314
   #*Macatawa Bank Corp..................................  19,463        50,409
   *Magyar Bancorp, Inc..................................     500         2,115
    Maiden Holdings, Ltd.................................  15,042       112,063
    MainSource Financial Group, Inc......................  47,000       452,610
   *Marlin Business Services Corp........................  14,664       178,754
    Marshall & Ilsley Corp............................... 470,172     3,841,305
    MB Financial, Inc....................................     691        14,297

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CONTINUED


                                                           Shares        Value+
                                                           ------        -----
Financials -- (Continued)
  #*MBIA, Inc..........................................   337,600   $ 3,484,032
  #*MBT Financial Corp.................................    23,185        33,850
   MCG Capital Corp....................................    18,540       122,364
   Meadowbrook Insurance Group, Inc....................    39,471       404,183
   Medallion Financial Corp............................    19,310       178,231
  #*Mercantile Bank Corp...............................     4,474        40,892
  *Meridian Interstate Bancorp, Inc....................     1,879        26,231
   Meta Financial Group, Inc...........................     1,251        18,140
   MetLife, Inc........................................ 1,032,078    48,290,930
  *Metro Bancorp, Inc..................................     1,530        19,125
  *MetroCorp Bancshares, Inc...........................     2,250        15,255
  *MF Global Holdings, Ltd.............................    62,953       529,435
  #*MGIC Investment Corp...............................    63,595       550,733
   MicroFinancial, Inc.................................     5,900        29,441
   MidWestOne Financial Group, Inc.....................       541         7,947
   Montpelier Re Holdings, Ltd.........................    40,646       735,286
   Morgan Stanley...................................... 1,224,333    32,016,308
   MutualFirst Financial, Inc..........................     2,300        20,125
  *NASDAQ OMX Group, Inc. (The)........................    70,529     1,911,336
   National Penn Bancshares, Inc.......................    11,213        92,059
   National Western Life Insurance Co. Class A.........       900       144,963
  *Navigators Group, Inc. (The)........................     6,177       320,154
  *New Century Bancorp, Inc............................       600         3,090
   New Hampshire Thrift Bancshares, Inc................     3,667        49,211
   New Westfield Financial, Inc........................     2,738        24,861
  *NewBridge Bancorp...................................     6,172        28,391
  *Newport Bancorp, Inc................................       700         9,940
  #*NewStar Financial, Inc.............................    52,589       628,439
  *North Valley Bancorp................................       907         9,156
   Northeast Community Bancorp, Inc....................    18,190       115,325
   Northrim Bancorp, Inc...............................     6,379       127,644
   NYSE Euronext, Inc..................................    40,722     1,630,916
  #Old Republic International Corp.....................   357,183     4,525,509
  #Old Second Bancorp, Inc.............................     5,088         6,309
   OneBeacon Insurance Group, Ltd......................     6,278        88,206
   Oppenheimer Holdings, Inc. Class A..................     1,674        51,409
  #*Pacific Mercantile Bancorp.........................    16,756        72,051
  *Pacific Premier Bancorp, Inc........................       100           700
   Parkvale Financial Corp.............................       102         1,148
   PartnerRe, Ltd......................................    52,224     4,196,721
  #*Penson Worldwide, Inc..............................    25,072       152,187
   Peoples Bancorp of North Carolina...................       250         1,622
   Peoples Bancorp, Inc................................    17,708       241,360
  #People's United Financial, Inc......................    23,949       327,862
  #*PHH Corp...........................................    92,304     1,980,844
  *Phoenix Cos., Inc. (The)............................    50,183       134,992
  *PICO Holdings, Inc..................................        82         2,634
  #*Pinnacle Financial Partners, Inc...................    51,523       827,975
   Platinum Underwriters Holdings, Ltd.................    25,125       949,976
  *Popular, Inc........................................   565,367     1,780,906
   Porter Bancorp, Inc.................................     1,737        13,774
  *Preferred Bank......................................     1,179         1,922
   Premier Financial Bancorp, Inc......................     1,301         9,497
   Presidential Life Corp..............................    29,727       331,159
   Protective Life Corp................................    96,837     2,605,884
   Provident Financial Holdings, Inc...................       544         4,423
   Provident Financial Services, Inc...................    58,586       850,669
   Provident New York Bancorp..........................    70,554       661,797
   Prudential Financial, Inc...........................   537,721    34,102,266
   Pulaski Financial Corp..............................     4,550        33,397
   Radian Group, Inc...................................   102,845       609,871

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CONTINUED


                                                           Shares        Value+
                                                           ------        -----
Financials -- (Continued)
   Regions Financial Corp.............................. 1,304,230   $ 9,573,048
   Reinsurance Group of America, Inc...................   169,166    10,708,208
   Renasant Corp.......................................    46,114       773,793
  *Republic First Bancorp, Inc.........................     2,474         6,902
   Resource America, Inc...............................    21,502       132,237
  *Riverview Bancorp, Inc..............................    15,319        48,102
   Safety Insurance Group, Inc.........................    14,036       657,166
   Sanders Morris Harris Group, Inc....................    51,590       445,222
   Sandy Spring Bancorp, Inc...........................    19,540       349,180
  *Savannah Bancorp, Inc. (The)........................     2,998        23,564
   SeaBright Holdings, Inc.............................    40,890       417,896
   Selective Insurance Group, Inc......................    72,997     1,287,667
   SI Financial Group, Inc.............................     5,444        54,168
   Simmons First National Corp.........................     3,166        83,551
   Somerset Hills Bancorp..............................     4,317        38,378
  *Southern Community Financial Corp...................    29,890        41,547
  *Southern First Bancshares, Inc......................     1,006         8,018
   Southern Missouri Bancorp, Inc......................        41         1,054
  #*Southwest Bancorp, Inc.............................    23,408       331,925
   State Auto Financial Corp...........................    62,840     1,067,023
   StellarOne Corp.....................................    24,967       349,538
  #Stewart Information Services Corp...................    12,271       124,428
  *Stratus Properties, Inc.............................     3,069        41,738
  *Sun Bancorp, Inc....................................     7,172        26,106
   SunTrust Banks, Inc.................................   617,728    17,413,752
   Susquehanna Bancshares, Inc.........................   124,870     1,151,301
   Symetra Financial Corp..............................     3,055        42,403
  *Taylor Capital Group, Inc...........................     1,483        14,741
   Teche Holding Co....................................       600        21,480
  *Tennessee Commerce Bancorp, Inc.....................       772         2,463
   TF Financial Corp...................................       630        13,551
  *Timberland Bancorp, Inc.............................     2,500        15,500
  #TowneBank...........................................     5,371        79,598
   Transatlantic Holdings, Inc.........................    91,903     4,529,899
   Travelers Cos., Inc. (The)..........................   113,788     7,200,505
  *Tree.com, Inc.......................................     5,635        29,978
   Umpqua Holdings Corp................................    92,268     1,071,231
   Unico American Corp.................................     1,900        18,430
   Union First Market Bankshares Corp..................    12,821       163,211
  #*United Community Banks, Inc........................    10,544        25,306
   United Financial Bancorp, Inc.......................    14,132       230,917
   United Fire & Casualty Co...........................    41,412       819,958
  *United Security Bancshares..........................       358         1,180
   Unitrin, Inc........................................    90,527     2,737,536
  *Unity Bancorp, Inc..................................     3,306        22,811
   Unum Group..........................................   530,100    14,037,048
   Validus Holdings, Ltd...............................    56,030     1,823,216
  *Virginia Commerce Bancorp, Inc......................    22,274       133,867
   VIST Financial Corp.................................       271         2,070
  *Waterstone Financial, Inc...........................     1,300         4,160
   Webster Financial Corp..............................    21,774       468,576
   WesBanco, Inc.......................................    34,885       708,166
   Wesco Financial Corp................................    11,276     4,420,192
   West Bancorporation, Inc............................    15,124       117,816
   White Mountains Insurance Group, Ltd................    18,187     6,502,034
   White River Capital, Inc............................       300         5,418
   Whitney Holding Corp................................    25,863       350,185
  #Wintrust Financial Corp.............................     1,600        53,904
   WR Berkley Corp.....................................    21,887       713,735
  *WSB Holdings, Inc...................................       100           307
   Xl Group P.L.C......................................   199,510     4,872,034

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CONTINUED


                                                           Shares         Value+
                                                           ------         -----
Financials -- (Continued)
  *Yadkin Valley Financial Corp........................    16,710   $     38,266
  #Zions Bancorporation................................    91,968      2,248,618
  *ZipRealty, Inc......................................    10,028         26,173
                                                                    ------------
Total Financials.......................................              658,082,340
                                                                    ------------
Health Care -- (8.1%)
   Aetna, Inc..........................................   503,313     20,827,092
  *Affymetrix, Inc.....................................    46,312        250,085
  *Albany Molecular Research, Inc......................    35,737        174,754
  #*Alere, Inc.........................................    74,130      2,753,188
  *Allied Healthcare International, Inc................    67,398        175,909
  *Allied Healthcare Products, Inc.....................     1,000          4,340
  *Alphatec Holdings, Inc..............................     6,077         19,325
  #*Amedisys, Inc......................................    12,879        429,128
  *American Dental Partners, Inc.......................    26,370        347,820
  *Amsurg Corp.........................................    28,998        778,886
   Analogic Corp.......................................     7,334        422,952
  *AngioDynamics, Inc..................................    47,752        778,358
  *Anika Therapeutics, Inc.............................    17,185        143,323
   Arrhythmia Research Technology, Inc.................     1,200          6,738
  #*Assisted Living Concepts, Inc......................    17,742        639,777
  *BioClinica, Inc.....................................    10,162         53,554
  #*BioScrip, Inc......................................    37,700        173,797
  *Boston Scientific Corp.............................. 1,205,899      9,032,184
  *Brookdale Senior Living, Inc........................    16,954        461,827
  *Cambrex Corp........................................    23,463        123,415
   Cantel Medical Corp.................................     7,270        188,511
  *Capital Senior Living Corp..........................    45,270        419,653
  *CareFusion Corp.....................................   207,163      6,084,377
  *Celera Corp.........................................    91,861        726,621
  *Codexis, Inc........................................       519          5,444
  *Community Health Systems, Inc.......................   105,314      3,236,299
  *CONMED Corp.........................................    43,239      1,214,151
   Cooper Cos., Inc....................................    65,164      4,880,784
  *Coventry Health Care, Inc...........................   141,956      4,580,920
  *Cross Country Healthcare, Inc.......................    33,630        249,535
  *Cutera, Inc.........................................    22,757        201,172
   Daxor Corp..........................................       545          5,466
  *Digirad Corp........................................    26,648         81,010
  #*Dynacq Healthcare, Inc.............................       909          1,745
  *Enzo Biochem, Inc...................................    22,793         90,944
  *Exactech, Inc.......................................       760         13,612
  *Five Star Quality Care, Inc.........................    38,499        322,622
  *Gentiva Health Services, Inc........................    28,510        798,280
  *Greatbatch, Inc.....................................    29,721        804,547
  *Health Net, Inc.....................................    59,294      1,974,490
  *HealthSpring, Inc...................................    86,917      3,606,186
  *Healthways, Inc.....................................    20,167        341,226
   Hill-Rom Holdings, Inc..............................     3,613        162,621
  *Hologic, Inc........................................   305,036      6,716,893
  *Humana, Inc.........................................   236,814     18,026,282
  *IntegraMed America, Inc.............................     3,874         39,127
   Invacare Corp.......................................    26,628        876,061
  *Kendle International, Inc...........................    11,329        113,856
   Kewaunee Scientific Corp............................     1,631         18,251
  *Kindred Healthcare, Inc.............................    43,118      1,087,436
  *LCA-Vision, Inc.....................................     5,205         35,082
   LeMaitre Vascular, Inc..............................     5,100         34,884
  *LifePoint Hospitals, Inc............................    82,208      3,420,675
  *Magellan Health Services, Inc.......................     9,409        489,456
  *Maxygen, Inc........................................    45,644        235,523

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CONTINUED


                                                           Shares         Value+
                                                           ------         -----
Health Care -- (Continued)
  *MedCath Corp........................................    30,240   $    408,542
  *Medical Action Industries, Inc......................    26,509        230,628
  #*MediciNova, Inc....................................       225            583
   MEDTOX Scientific, Inc..............................     7,900        126,242
  *Misonix, Inc........................................     4,083          9,554
  *Molina Healthcare, Inc..............................    12,070        519,010
   National Healthcare Corp............................     1,134         52,686
  *Natus Medical, Inc..................................     4,075         69,153
  *NovaMed, Inc........................................    10,734        142,226
  #Omnicare, Inc.......................................   197,388      6,201,931
  *PDI, Inc............................................    15,333        132,937
   Pfizer, Inc......................................... 3,958,769     82,975,798
  *PharMerica Corp.....................................     7,655        100,740
  *Regeneration Technologies, Inc......................    19,587         56,802
  *RehabCare Group, Inc................................    15,767        592,366
  *Select Medical Holdings Corp........................    25,076        223,678
  *Skilled Healthcare Group, Inc.......................    18,080        219,130
  *Solta Medical, Inc..................................     3,075         11,162
  *SRI/Surgical Express, Inc...........................     2,127          9,465
  *Sucampo Pharmaceuticals, Inc........................     7,965         35,683
  *Sun Healthcare Group, Inc...........................     8,903        104,966
  *SunLink Health Systems, Inc.........................     1,750          3,850
  *Symmetry Medical, Inc...............................    49,574        493,261
   Teleflex, Inc.......................................    37,423      2,358,023
  *Theragenics Corp....................................    21,383         41,697
  *Thermo Fisher Scientific, Inc.......................   499,520     29,966,205
  *TomoTherapy, Inc....................................    56,619        259,315
  *TranS1, Inc.........................................     6,997         34,845
  *Triple-S Management Corp............................    17,739        371,455
   UnitedHealth Group, Inc.............................   133,703      6,582,199
   Universal American Corp.............................    85,628      1,978,007
  *Viropharma, Inc.....................................   103,779      2,001,897
  *Vital Images, Inc...................................    20,078        374,254
  *WellCare Health Plans, Inc..........................    12,832        562,170
   WellPoint, Inc......................................   504,640     38,751,306
   Young Innovations, Inc..............................     2,165         67,158
                                                                    ------------
Total Health Care......................................              274,749,118
                                                                    ------------
Industrials -- (12.4%)
  *A.T. Cross Co.......................................    18,431        206,243
  *AAR Corp............................................    30,805        802,162
   Aceto Corp..........................................    30,245        242,262
  *Aecom Technology Corp...............................    10,543        287,402
  *Air Transport Services Group, Inc...................     8,765         71,698
   Aircastle, Ltd......................................    54,200        675,332
   Alamo Group, Inc....................................    22,951        656,628
  *Alaska Air Group, Inc...............................    17,713      1,166,755
   Albany International Corp...........................     4,175        105,669
   Alexander & Baldwin, Inc............................    66,838      3,522,363
  *Allied Defense Group, Inc...........................     2,645          8,993
  *Allied Motion Technologies, Inc.....................       162          1,139
  *Amerco, Inc.........................................    30,531      3,105,613
  *American Railcar Industries, Inc....................    21,009        595,185
  *American Reprographics Co...........................     4,040         36,158
   Ameron International Corp...........................     9,647        678,570
   Ampco-Pittsburgh Corp...............................     3,139         84,345
  *AMREP Corp..........................................       966          9,563
   Apogee Enterprises, Inc.............................    32,037        457,488
   Applied Industrial Technologies, Inc................    28,972      1,021,553
   Arkansas Best Corp..................................    25,200        579,852
  *Armstrong World Industries, Inc.....................    82,188      3,677,913

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CONTINUED


                                                           Shares        Value+
                                                           ------        -----
Industrials -- (Continued)
  #*Ascent Solar Technologies, Inc.....................     7,857   $    12,650
  *Astec Industries, Inc...............................     4,900       190,022
  *Atlas Air Worldwide Holdings, Inc...................    37,114     2,557,526
  #*Avis Budget Group, Inc.............................    29,897       566,847
  #Barnes Group, Inc...................................    46,604     1,152,983
   Barrett Business Services, Inc......................    12,955       208,835
  *BlueLinx Holdings, Inc..............................    18,120        65,594
   Briggs & Stratton Corp..............................    24,500       577,955
  *BTU International, Inc..............................     1,600        18,224
  *CAI International, Inc..............................    12,399       311,959
   Cascade Corp........................................     5,840       267,472
  *Casella Waste Systems, Inc..........................     2,641        17,853
  #*CBIZ, Inc..........................................    15,323       112,318
   CDI Corp............................................    43,399       643,173
  *CECO Environmental Corp.............................     5,323        30,394
  *Celadon Group, Inc..................................    10,492       154,967
  *Ceradyne, Inc.......................................    26,425     1,238,276
  *Champion Industries, Inc............................       686         1,098
  *Chart Industries, Inc...............................     3,000       145,830
   Chicago Rivet & Machine Co..........................       700        12,289
   Cintas Corp.........................................     1,940        60,237
   CIRCOR International, Inc...........................     1,740        79,048
  *Columbus McKinnon Corp..............................    32,876       657,520
  *Comarco, Inc........................................     9,299         3,348
   Comfort Systems USA, Inc............................    17,366       212,039
   CompX International, Inc............................       500         7,025
  *Consolidated Graphics, Inc..........................    18,127     1,017,831
   Courier Corp........................................     8,103       111,011
   Covanta Holding Corp................................    81,479     1,398,994
  *Covenant Transportation Group, Inc..................     7,080        67,543
  *CPI Aerostructures, Inc.............................     5,826        81,040
  *CRA International, Inc..............................     4,103       116,730
   CSX Corp............................................   416,210    32,751,565
   Curtiss-Wright Corp.................................    24,966       830,120
   Ducommun, Inc.......................................    16,345       371,849
  *Dycom Industries, Inc...............................    41,650       618,919
  #*Eagle Bulk Shipping, Inc...........................    19,733        67,684
   Eastern Co..........................................    10,193       193,667
   Eaton Corp..........................................    71,374     3,820,650
   Ecology & Environment, Inc. Class A.................       900        17,604
  #Encore Wire Corp....................................    19,066       532,132
   EnergySolutions, Inc................................    12,385        69,975
  *EnerSys.............................................    51,339     1,945,235
   Ennis, Inc..........................................    48,483       905,662
   ESCO Technologies, Inc..............................       400        14,672
   Espey Manufacturing & Electronics Corp..............     1,671        45,451
  *Esterline Technologies Corp.........................    44,968     3,228,702
  #*Excel Maritime Carriers, Ltd.......................    39,214       157,248
   Federal Signal Corp.................................    70,880       478,440
   FedEx Corp..........................................     5,198       497,293
  *Flow International Corp.............................    23,633       101,858
  *Franklin Covey Co...................................     3,113        28,702
  *Frozen Food Express Industries......................     8,986        33,158
  #*FTI Consulting, Inc................................     6,784       270,682
   G & K Services, Inc. Class A........................    29,714       983,533
   GATX Corp...........................................    65,445     2,766,360
  #*Genco Shipping & Trading, Ltd......................     2,886        24,214
  *Gencor Industries, Inc..............................     8,766        66,622
  #*General Cable Corp.................................    26,092     1,265,462
   General Electric Co................................. 2,763,790    56,519,506
  *GEO Group, Inc. (The)...............................    23,372       623,565

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CONTINUED


                                                            Shares        Value+
                                                            ------        -----
Industrials -- (Continued)
  *Gibraltar Industries, Inc..............................  36,288   $   423,844
  *GP Strategies Corp.....................................  19,900       260,491
  #Granite Construction, Inc..............................  16,160       439,229
   Great Lakes Dredge & Dock Corp.........................  79,907       595,307
  *Greenbrier Cos., Inc...................................  20,647       558,914
  *Griffon Corp...........................................  74,563       949,933
  *H&E Equipment Services, Inc............................  66,829     1,329,897
   Hardinge, Inc..........................................  20,151       260,955
  *Hertz Global Holdings, Inc............................. 278,411     4,791,453
  *Hill International, Inc................................  12,321        62,467
  #*Hoku Corp.............................................     400           816
  #Horizon Lines, Inc.....................................  41,523        73,496
  *Hudson Highland Group, Inc.............................  25,892       156,129
  #*Huntington Ingalls Industries, Inc....................  56,173     2,246,920
  *Hurco Cos., Inc........................................   8,210       266,579
  *ICF International, Inc.................................   6,103       148,669
  *Identive Group, Inc....................................  18,612        64,398
   Ingersoll-Rand P.L.C................................... 221,643    11,192,972
   Insteel Industries, Inc................................   8,989       134,206
  *Interline Brands, Inc..................................  74,162     1,566,301
   International Shipholding Corp.........................   9,397       225,434
   Intersections, Inc.....................................  34,178       514,379
  #*JetBlue Airways Corp.................................. 324,893     1,838,894
  *Kadant, Inc............................................   6,383       196,916
  *Kansas City Southern...................................  44,862     2,606,931
  *KAR Auction Services, Inc..............................  18,100       352,950
   KBR, Inc...............................................  15,450       592,816
  *Kelly Services, Inc. Class A...........................  44,445       849,344
   Kennametal, Inc........................................  10,344       436,724
  *Key Technology, Inc....................................   3,199        59,533
   Kimball International, Inc. Class B....................  25,521       190,897
  *Korn/Ferry International...............................  12,556       260,035
   L.S. Starrett Co. Class A..............................   4,097        56,170
   L-3 Communications Holdings, Inc....................... 100,470     8,056,689
   Lawson Products, Inc...................................  10,838       238,761
  *Layne Christensen Co...................................  20,333       605,110
   LB Foster Co. Class A..................................     780        33,197
  *LMI Aerospace, Inc.....................................  14,827       297,281
   LSI Industries, Inc....................................  24,154       200,237
  *Lydall, Inc............................................  14,201       138,460
  *M&F Worldwide Corp.....................................  24,164       606,275
   Manpower, Inc..........................................  27,028     1,790,605
   Marten Transport, Ltd..................................  31,777       710,534
   McGrath Rentcorp.......................................  14,876       422,330
  #*Metalico, Inc.........................................  74,246       470,720
  *MFRI, Inc..............................................   8,800        91,080
   Miller Industries, Inc.................................  20,010       316,558
  #*Mobile Mini, Inc......................................  54,461     1,356,624
  *Moog, Inc..............................................  34,239     1,510,625
   Mueller Industries, Inc................................  29,387     1,149,619
   Mueller Water Products, Inc............................ 136,335       599,874
   Multi-Color Corp.......................................   1,625        33,572
   NACCO Industries, Inc. Class A.........................   6,123       644,323
   National Technical Systems, Inc........................  15,600       116,064
 .#*NIVS IntelliMedia Technology Group, Inc...............   3,940         8,707
   Norfolk Southern Corp.................................. 545,229    40,717,702
   Northrop Grumman Corp.................................. 337,038    21,438,987
  *Northwest Pipe Co......................................   8,785       211,367
  *Ocean Power Technologies, Inc..........................   8,500        41,395
  *On Assignment, Inc.....................................  57,765       633,682
  *Owens Corning, Inc..................................... 152,823     5,782,822

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CONTINUED


                                                            Shares        Value+
                                                            ------        -----
Industrials -- (Continued)
  *P.A.M. Transportation Services, Inc....................  19,691   $   223,887
  *Park-Ohio Holdings Corp................................   5,316       113,337
   Pentair, Inc...........................................  44,885     1,802,582
  *PGT, Inc...............................................     500         1,240
  *Pike Electric Corp.....................................  17,263       175,392
  *Pinnacle Airlines Corp.................................  13,732        74,839
  *Polypore International, Inc............................   5,700       352,089
  *Powell Industries, Inc.................................   3,095       122,314
  *PowerSecure International, Inc.........................   7,600        59,660
   Providence & Worcester Railroad Co.....................   1,200        19,188
  *Quanta Services, Inc...................................  54,807     1,188,216
   R. R. Donnelley & Sons Co.............................. 150,012     2,829,226
  *RailAmerica, Inc.......................................  16,561       281,868
  *RCM Technologies, Inc..................................  19,013       107,423
  #*Republic Airways Holdings, Inc........................  48,800       263,276
   Republic Services, Inc................................. 429,755    13,588,853
   Robbins & Myers, Inc...................................   3,089       134,279
  *Rush Enterprises, Inc. Class A.........................  33,846       713,135
  *Rush Enterprises, Inc. Class B.........................  18,522       342,657
   Ryder System, Inc......................................  89,844     4,806,654
  *Saia, Inc..............................................  17,104       283,926
   Schawk, Inc............................................  45,135       851,246
  *School Specialty, Inc..................................  23,822       352,804
   Seaboard Corp..........................................   1,906     4,549,622
   Servidyne, Inc.........................................   7,283        17,989
  *SFN Group, Inc.........................................  48,881       514,717
   SIFCO Industries, Inc..................................   6,623       109,147
   SkyWest, Inc...........................................  45,606       753,867
  *SL Industries, Inc.....................................     300         6,351
   Southwest Airlines Co.................................. 645,761     7,587,692
  *Sparton Corp...........................................   5,932        48,286
   Standex International Corp.............................  24,472       894,696
  #Steelcase, Inc. Class A................................  93,910     1,084,660
  *Sterling Construction Co., Inc.........................   6,673       100,028
  #*SunPower Corp. Class B................................  41,590       888,778
   Superior Uniform Group, Inc............................   8,978       101,137
  *Supreme Industries, Inc................................   1,365         3,508
  *SYKES Enterprises, Inc.................................  17,864       357,816
  *Sypris Solutions, Inc..................................   9,366        47,017
   TAL International Group, Inc...........................  22,054       795,047
   Technology Research Corp...............................  11,621        83,323
  *Tecumseh Products Co. Class A..........................  11,200       114,688
  *Tecumseh Products Co. Class B..........................   1,400        13,972
  #Titan International, Inc...............................  25,647       792,236
  *Titan Machinery, Inc...................................  13,585       427,384
  *TRC Cos., Inc..........................................  29,413       147,065
   Tredegar Industries, Inc...............................  40,177       879,073
  *TriMas Corp............................................   1,071        24,858
   Trinity Industries, Inc................................  93,807     3,395,813
  #Triumph Group, Inc.....................................  29,320     2,525,038
  *Tufco Technologies, Inc................................   1,000         3,260
   Tutor Perini Corp......................................  40,371     1,076,291
   Twin Disc, Inc.........................................  10,658       363,118
   Tyco International, Ltd................................ 480,422    23,415,768
  *U.S. Home Systems, Inc.................................   4,314        22,217
  *Ultralife Corp.........................................   7,489        32,952
   UniFirst Corp..........................................  14,500       750,520
   Union Pacific Corp..................................... 629,770    65,162,302
  *United Capital Corp....................................     300         8,175
  *United Rentals, Inc....................................  22,200       653,124
   Universal Forest Products, Inc.........................  31,800     1,026,822

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CONTINUED


                                                           Shares         Value+
                                                           ------         -----
Industrials -- (Continued)
  *URS Corp............................................    86,998   $  3,893,160
  *USA Truck, Inc......................................    15,305        190,547
  *Valpey Fisher Corp..................................     1,464          4,568
  *Versar, Inc.........................................     6,026         18,379
   Viad Corp...........................................    27,199        674,807
   Virco Manufacturing Corp............................    12,601         38,559
  *Vishay Precision Group, Inc.........................     9,257        152,740
   Watts Water Technologies, Inc.......................    53,615      2,074,900
  *WCA Waste Corp......................................    29,254        174,646
  #*WESCO International, Inc...........................    38,022      2,355,463
  *Willdan Group, Inc..................................     1,000          4,360
  *Willis Lease Finance Corp...........................     7,300         96,287
                                                                    ------------
Total Industrials......................................              418,394,110
                                                                    ------------
Information Technology -- (5.9%)
   Activision Blizzard, Inc............................   982,162     11,186,825
  *Advanced Analogic Technologies, Inc.................    33,823        144,086
  *Agilysys, Inc.......................................    12,799         66,811
  *Amtech Systems, Inc.................................    10,600        242,528
  *Anadigics, Inc......................................       400          1,564
  *AOL, Inc............................................   105,592      2,151,965
  *Arris Group, Inc....................................   108,150      1,297,800
  *Arrow Electronics, Inc..............................   182,170      8,305,130
   Astro-Med, Inc......................................     2,897         22,568
  #*ATMI, Inc..........................................    23,310        464,102
  *Aviat Networks, Inc.................................    55,320        283,238
  *Avid Technology, Inc................................    47,121        875,508
  *Avnet, Inc..........................................    90,900      3,301,488
   AVX Corp............................................   223,639      3,647,552
  *Aware, Inc..........................................    22,140         74,833
  *AXT, Inc............................................    26,200        183,138
   Bel Fuse, Inc. Class A..............................     4,174         96,002
   Bel Fuse, Inc. Class B..............................    18,986        382,188
  *Benchmark Electronics, Inc..........................    93,903      1,586,961
   Black Box Corp......................................    27,128        947,852
  *Brocade Communications Systems, Inc.................   461,513      2,884,456
  *Brooks Automation, Inc..............................    34,786        425,433
  *Bsquare Corp........................................     5,200         36,972
  *CACI International, Inc.............................     5,951        363,666
  *Cascade Microtech, Inc..............................    24,071        158,628
  *Checkpoint Systems, Inc.............................    24,933        525,089
  *China Information Technology, Inc...................    19,441         50,935
  *Ciber, Inc..........................................    69,623        398,244
  *Cogo Group, Inc.....................................    18,344        150,604
   Cohu, Inc...........................................    41,402        596,603
   Communications Systems, Inc.........................    12,753        202,773
   Computer Sciences Corp..............................   225,553     11,498,692
   Comtech Telecommunications Corp.....................     2,567         72,646
  *Concurrent Computer Corp............................    13,740         81,478
  *Convergys Corp......................................   197,364      2,861,778
  *CoreLogic, Inc......................................    96,545      1,777,393
  *Corning, Inc........................................ 1,282,985     26,865,706
  *CSP, Inc............................................     2,414         11,491
   CTS Corp............................................    32,260        354,537
  *CyberOptics Corp....................................     9,134         90,883
  *Datalink Corp.......................................     5,600         44,632
  *Dataram Corp........................................     7,744         14,791
   DDi Corp............................................    23,866        229,352
  *Digi International, Inc.............................    35,811        422,928
  *DSP Group, Inc......................................    49,501        399,968
  *Dynamics Research Corp..............................    16,586        246,468

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CONTINUED


                                                           Shares        Value+
                                                           ------        -----
Information Technology -- (Continued)
   Earthlink, Inc........................................  41,486   $   341,015
  *EchoStar Corp.........................................  23,551       873,271
  *Edgewater Technology, Inc.............................  13,603        44,482
   Electro Rent Corp.....................................  42,586       670,730
  #*Electro Scientific Industries, Inc...................  38,559       634,296
  *Electronics for Imaging, Inc..........................  73,756     1,324,658
  *EMS Technologies, Inc.................................  15,031       379,683
  *Emulex Corp...........................................  46,665       452,184
  *EndWave Corp..........................................  14,015        33,776
  *Epicor Software Corp..................................  44,725       559,063
  *ePlus, Inc............................................   6,954       192,278
  *Euronet Worldwide, Inc................................  28,697       538,069
  *Exar Corp.............................................  44,300       270,673
  *Fairchild Semiconductor International, Inc............ 144,238     3,024,671
   Fidelity National Information Services, Inc...........  10,293       340,698
  *Frequency Electronics, Inc............................  16,953       174,277
  *Gerber Scientific, Inc................................  48,089       459,731
  *Globecomm Systems, Inc................................  41,466       593,793
  *GSI Technology, Inc...................................   7,977        71,075
  *GTSI Corp.............................................   8,203        38,062
  *Hackett Group, Inc....................................  54,740       237,572
  *I.D. Systems, Inc.....................................  13,298        59,575
  *IAC/InterActiveCorp................................... 178,991     6,463,365
  *Imation Corp..........................................  34,398       353,267
  *InfoSpace, Inc........................................  65,156       586,404
  *Ingram Micro, Inc. Class A............................ 277,679     5,200,928
  *Insight Enterprises, Inc..............................  23,362       400,892
  *Integral Systems, Inc.................................   1,230        15,363
  *Integrated Silicon Solution, Inc......................  34,977       337,878
  *Intermec, Inc.........................................  10,341       118,715
  *Internap Network Services Corp........................  35,546       287,567
  *International Rectifier Corp..........................  80,500     2,782,080
  *Interphase Corp.......................................   4,460        24,129
  #Intersil Corp. Class A................................  78,236     1,155,546
  *Intevac, Inc..........................................   3,624        44,322
  *IntriCon Corp.........................................   2,835        13,324
  *INX, Inc..............................................     500         3,250
  *IXYS Corp.............................................  11,466       181,851
  *Key Tronic Corp.......................................  15,546        81,927
   Keynote Systems, Inc..................................  18,330       391,162
  *KVH Industries, Inc...................................     658         8,620
  #*L-1 Identity Solutions, Inc.......................... 111,378     1,306,464
  *Lattice Semiconductor Corp............................  49,369       335,216
  *LGL Group, Inc........................................     269         3,712
  *LoJack Corp...........................................   2,101         9,623
  *LookSmart, Ltd........................................  25,479        49,429
  *Loral Space & Communications, Inc.....................  30,360     2,122,164
  *ManTech International Corp. Class A...................   5,852       256,844
   Marchex, Inc..........................................  38,553       272,184
  *Measurement Specialties, Inc..........................   6,983       242,869
  *MEMC Electronic Materials, Inc........................ 224,947     2,661,123
  *MEMSIC, Inc...........................................   1,150         4,014
  *Mentor Graphics Corp..................................  36,684       541,089
  *Mercury Computer Systems, Inc.........................   4,566        88,169
   Methode Electronics, Inc..............................  27,826       343,929
  *Micron Technology, Inc................................ 758,908     8,568,071
   MKS Instruments, Inc..................................  61,200     1,736,856
   ModusLink Global Solutions, Inc.......................  68,955       361,324
  *MoSys, Inc............................................   2,834        17,542
  *Motorola Solutions, Inc............................... 317,089    14,548,043
  *Newport Corp..........................................   8,439       158,062

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CONTINUED


                                                            Shares        Value+
                                                            ------        -----
Information Technology -- (Continued)
  *Novatel Wireless, Inc................................    22,839   $   141,602
  *Online Resources Corp................................    18,620        71,128
  *Oplink Communications, Inc...........................    23,684       468,943
  *Opnext, Inc..........................................     8,926        21,065
   Optical Cable Corp...................................     9,195        41,286
  *Orbcomm, Inc.........................................    21,229        65,810
  *PAR Technology Corp..................................    22,705        96,269
  *PC Connection, Inc...................................    46,126       409,599
  *PC Mall, Inc.........................................    10,070        98,384
  *PC-Tel, Inc..........................................    46,980       342,954
  *Perceptron, Inc......................................     4,904        30,699
  *Performance Technologies, Inc........................    24,790        53,794
  *Pericom Semiconductor Corp...........................    38,062       345,984
  *Pervasive Software, Inc..............................    35,664       242,515
  *Photronics, Inc......................................    34,982       305,393
  *Planar Systems, Inc..................................    11,933        29,713
  *Presstek, Inc........................................     7,000        12,740
  .*Price Communications Liquidation Trust..............    47,738            --
  *Qualstar Corp........................................    12,400        21,948
  *RadiSys Corp.........................................    12,028       105,967
  *RealNetworks, Inc....................................   141,526       523,646
  *Reis, Inc............................................    16,361       159,683
   Richardson Electronics, Ltd..........................    19,783       266,675
  *Rudolph Technologies, Inc............................    10,995       124,353
  *S1 Corp..............................................    65,938       452,994
  *Sandisk Corp.........................................    13,097       643,587
  *SeaChange International, Inc.........................    30,686       328,647
  *Sigma Designs, Inc...................................    23,129       295,126
  *Silicon Image, Inc...................................    29,804       247,969
  #*Skyworks Solutions, Inc.............................    33,004     1,038,306
  *Smart Modular Technologies (WWH), Inc................    46,800       427,752
  *Spectrum Control, Inc................................    18,040       358,816
  *Standard Microsystems Corp...........................    16,505       448,111
  *StarTek, Inc.........................................    29,848       162,373
  #*SunPower Corp. Class A..............................    23,002       500,754
  *Support.com, Inc.....................................    58,408       334,678
  *Sycamore Networks, Inc...............................    47,495     1,163,628
  *Symmetricom, Inc.....................................    86,446       527,321
  *SYNNEX Corp..........................................    60,100     2,015,153
  *Tech Data Corp.......................................    85,452     4,540,065
  *TechTarget, Inc......................................    19,428       167,858
  *TeleCommunication Systems, Inc.......................    34,100       157,201
   Tellabs, Inc.........................................   223,051     1,097,411
   Telular Corp.........................................    28,223       197,279
   Tessco Technologies, Inc.............................    11,399       134,394
   TheStreet.com, Inc...................................    36,282       130,615
  *Tier Technologies, Inc...............................     3,839        21,460
  *Tollgrade Communications, Inc........................    19,226       193,990
  *Triquint Semiconductor, Inc..........................    57,628       793,538
  *TSR, Inc.............................................       650         3,263
  *TTM Technologies, Inc................................    66,931     1,279,721
   United Online, Inc...................................    51,420       339,372
  *UTStarcom, Inc.......................................   118,917       305,617
  *Vicon Industries, Inc................................     5,787        28,356
  *Video Display Corp...................................       600         2,166
  *Virtusa Corp.........................................    39,100       729,606
  *Vishay Intertechnology, Inc..........................   236,119     4,505,151
  *Web.com Group, Inc...................................    26,373       416,166
  *Western Digital Corp.................................    73,400     2,921,320
  *WPCS International, Inc..............................     9,161        23,819
   Xerox Corp........................................... 1,791,473    18,075,963

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CONTINUED


                                                           Shares         Value+
                                                           ------         -----
Information Technology -- (Continued)
  *Zoran Corp..........................................    82,007   $    858,613
  *Zygo Corp...........................................    24,384        364,541
                                                                    ------------
Total Information Technology...........................              199,632,084
                                                                    ------------
Materials -- (3.1%)
   A. Schulman, Inc....................................    25,754        652,091
  *A.M. Castle & Co....................................    38,646        729,636
   Alcoa, Inc.......................................... 1,145,369     19,471,273
  *American Pacific Corp...............................     7,647         47,182
   Ashland, Inc........................................   112,560      6,987,725
   Boise, Inc..........................................    62,904        617,717
   Buckeye Technologies, Inc...........................    37,822      1,065,068
   Cabot Corp..........................................    46,280      2,075,658
  *Century Aluminum Co.................................    32,155        642,457
  *Coeur d'Alene Mines Corp............................   133,765      4,241,688
   Commercial Metals Co................................    85,208      1,428,086
  *Continental Materials Corp..........................       100          1,581
  *Core Molding Technologies, Inc......................     2,488         20,899
   Cytec Industries, Inc...............................    64,700      3,796,596
   Domtar Corp.........................................    30,917      2,875,899
   Dow Chemical Co. (The)..............................    62,835      2,575,607
   Friedman Industries, Inc............................    17,453        185,002
  *Georgia Gulf Corp...................................    26,423      1,040,538
  *Graphic Packaging Holding Co........................    95,669        525,223
   Haynes International, Inc...........................     4,293        231,994
  *Headwaters, Inc.....................................    43,114        235,402
  #*Hecla Mining Co....................................     9,000         84,690
  *Horsehead Holding Corp..............................    49,171        775,427
   Innophos Holdings, Inc..............................       870         40,316
  *Innospec, Inc.......................................     2,400         90,384
   International Paper Co..............................   493,615     15,242,831
   Kaiser Aluminum Corp................................    27,181      1,362,040
  *KapStone Paper & Packaging Corp.....................    38,216        664,194
  *Landec Corp.........................................    27,697        179,477
  *Louisiana-Pacific Corp..............................   153,257      1,425,290
  *Materion Corp.......................................    17,890        747,086
   MeadWestavco Corp...................................   188,451      6,348,914
  *Mercer International, Inc...........................    13,451        163,699
   Minerals Technologies, Inc..........................    14,415        980,220
  *Mod-Pac Corp........................................     1,501          8,090
   Myers Industries, Inc...............................    65,520        699,098
   Neenah Paper, Inc...................................     8,732        203,718
   NL Industries, Inc..................................    51,662        735,667
  *Northern Technologies International Corp............     3,035         47,103
   Olympic Steel, Inc..................................     6,872        201,831
  *OM Group, Inc.......................................    42,299      1,532,916
   P.H. Glatfelter Co..................................    54,200        737,120
  *Penford Corp........................................    27,122        152,154
   PolyOne Corp........................................    73,379      1,062,528
   Quaker Chemical Corp................................       286         12,921
   Reliance Steel & Aluminum Co........................    94,901      5,372,346
  *RTI International Metals, Inc.......................    50,032      1,598,022
   Schnitzer Steel Industries, Inc. Class A............    15,822        982,072
  *Spartech Corp.......................................    32,120        229,337
   Steel Dynamics, Inc.................................       552         10,041
  #*Stillwater Mining Co...............................     2,109         48,106
   Synalloy Corp.......................................     5,144         77,160
   Temple-Inland, Inc..................................   122,582      2,884,354
   Texas Industries, Inc...............................    44,894      1,893,180
  *Universal Stainless & Alloy Products, Inc...........     8,188        296,815
  #Vulcan Materials Co.................................    23,587      1,066,132

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CONTINUED


                                                        Shares           Value+
                                                        ------           -----
Materials -- (Continued)
   Wausau Paper Corp................................    19,808   $      133,704
   Westlake Chemical Corp...........................   105,000        6,893,250
   Worthington Industries, Inc......................    56,424        1,217,066
  *Zoltek Cos., Inc.................................    48,771          626,707
                                                                 --------------
Total Materials.....................................                106,273,328
                                                                 --------------
Other -- (0.0%)
  .*Concord Camera Corp. Escrow Shares..............        --               --
  .*MAIR Holdings, Inc. Escrow Shares...............     1,415               --
  .*Petrocorp, Inc. Escrow Shares...................       900               54
                                                                 --------------
Total Other.........................................                         54
                                                                 --------------
Telecommunication Services -- (5.9%)
   AT&T, Inc........................................ 4,065,906      126,530,995
   CenturyLink, Inc.................................   295,128       12,035,320
   Frontier Communications Corp.....................   682,523        5,644,465
  *General Communications, Inc. Class A.............    47,997          551,966
  *Leap Wireless International, Inc.................     8,393          124,552
  *MetroPCS Communications, Inc.....................   227,572        3,830,037
  *Premiere Global Services, Inc....................     1,307           10,338
  *Sprint Nextel Corp............................... 3,820,377       19,789,553
  *SureWest Communications..........................    11,255          163,985
   Telephone & Data Systems, Inc....................    80,200        2,691,512
   Telephone & Data Systems, Inc. Special Shares....    67,452        1,966,226
  *United States Cellular Corp......................    33,568        1,652,888
   Verizon Communications, Inc......................   688,680       26,018,330
  *Xeta Corp........................................    18,366          101,013
                                                                 --------------
Total Telecommunication Services....................                201,111,180
                                                                 --------------
Utilities -- (1.2%)
  *AES Corp.........................................   583,867        7,730,399
  *Calpine Corp.....................................   434,531        7,278,394
   Consolidated Water Co., Ltd......................       912            8,947
  #*Dynegy, Inc.....................................    84,156          533,549
  *GenOn Energy, Inc................................   637,528        2,505,485
  #Ormat Technologies, Inc..........................    18,134          451,537
   Public Service Enterprise Group, Inc.............   655,441       21,085,537
   SJW Corp.........................................     3,684           85,616
   Unitil Corp......................................     4,716          119,126
                                                                 --------------
Total Utilities.....................................                 39,798,590
                                                                 --------------
TOTAL COMMON STOCKS.................................              3,267,054,900
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  .*Macatawa Bank Corp. Rights......................    19,463               --
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds Tempcash Portfolio -
     Institutional Shares........................... 7,970,402        7,970,402
                                                                 --------------

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CONTINUED


                                                       Shares/
                                                          Face
                                                        Amount           Value+
                                                        ------           -----
                                                         (000)
SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@DFA Short Term Investment Fund...............  113,772,720   $  113,772,720
 @Repurchase Agreement, UBS Securities LLC
 0.06%, 05/02/11 (Collateralized by $335,733
 FNMA 3.500%, 02/01/26, valued at $337,565) to
 be repurchased at $327,735...................... $        328          327,733
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL..............                   114,100,453
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,651,961,439)                                        $3,389,125,755
                                                                 ==============

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.  CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

  (a)(1)This item is not applicable.

  (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

  (a)(3)This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:    /s/David G. Booth
       --------------------------
       David G. Booth
       Chairman, Director,
       President and
       Co-Chief Executive Officer

Date:  July 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/David G. Booth
       -------------------------
       David G. Booth
       Principal Executive
       Officer
       Dimensional Investment
       Group Inc.

Date:  July 8, 2011

By:    /s/David R. Martin
       -------------------------
       David R. Martin
       Principal Financial
       Officer
       Dimensional Investment
       Group Inc.

Date:  July 8, 2011